    FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 13, 2013

               REGISTRATION NO. 333-131035 INVESTMENT COMPANY ACT NO. 811-07975

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                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

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                                   FORM N-4

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            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                        POST-EFFECTIVE AMENDMENT NO. 35


                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                               AMENDMENT NO. 133


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      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                          (EXACT NAME OF REGISTRANT)

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                              (NAME OF DEPOSITOR)

                               -----------------

                             213 WASHINGTON STREET
                         NEWARK, NEW JERSEY 07102-2992
                                (973) 802-7333
   (ADDRESS AND TELEPHONE NUMBER OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

                              SUN-JIN MOON, ESQ.
                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                             213 WASHINGTON STREET
                         NEWARK, NEW JERSEY 07102-2992
                                (973) 802-6000
           (Name, address and telephone number of agent for service)

                                  COPIES TO:

                                 LYNN K. STONE
                                VICE PRESIDENT
                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                             213 WASHINGTON STREET
                             NEWARK, NJ 07102-2992
                                (203) 402-1382

Approximate Date of Proposed Sale to the Public: Continuous

                               -----------------

It is proposed that this filing become effective: (check appropriate space)

[X] immediately upon filing pursuant to paragraph (b) of Rule 485

[_] on ________ pursuant to paragraph (b) of Rule 485

[_] 60 days after filing pursuant to paragraph (a)(i) of Rule 485

[_] on ________ pursuant to paragraph (a)(i) of Rule 485

[_] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485

[_] on ________ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                     TITLE OF SECURITIES BEING REGISTERED:

              INTEREST IN INDIVIDUAL VARIABLE ANNUITY CONTRACTS.

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PREMIER

EXPLANATORY NOTE:


Registrant is filing this Post-Effective Amendment No. 35 to Registration Statement No. 333-131035 for the purpose of including in the Registration Statement a Prospectus supplement, a revised Statement of Additional Information, including financial statements filed therewith, and Part C. This Post-Effective Amendment No. 35 incorporates by reference the prospectus dated May 1, 2012, contained in Part A of Post-Effective Amendment No. 32, filed on April 23, 2012, a Prospectus supplement contained in Post-Effective Amendment No. 33, filed on August 16, 2012 and a prospectus supplement, contained in Post-Effective Amendment No. 34, filed on December 7, 2012.

                         PRUCO LIFE INSURANCE COMPANY
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                   PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM
                           VARIABLE ANNUITY ACCOUNT

         PRUDENTIAL PREMIER VARIABLE ANNUITY B SERIES/SM/ ("B SERIES") PRUDENTIAL PREMIER VARIABLE ANNUITY L SERIES/SM/ ("L SERIES") PRUDENTIAL PREMIER VARIABLE ANNUITY X SERIES/SM/ ("X SERIES")

                      SUPPLEMENT, DATED FEBRUARY 14, 2013,
                       TO PROSPECTUSES DATED MAY 1, 2012

 THIS SUPPLEMENT SHOULD BE READ AND RETAINED WITH THE PROSPECTUS FOR YOUR ANNUITY. THIS SUPPLEMENT IS INTENDED TO UPDATE CERTAIN INFORMATION IN THE PROSPECTUS FOR THE VARIABLE ANNUITY YOU OWN AND IS NOT INTENDED TO BE A PROSPECTUS OR OFFER FOR ANY OTHER VARIABLE ANNUITY LISTED HERE THAT YOU DO NOT OWN. IF YOU WOULD LIKE ANOTHER COPY OF THE CURRENT PROSPECTUS, PLEASE CALL US AT 1-888-PRU-2888.

 We are issuing this supplement to reflect changes to the Advanced Series Trust ("AST") that will become effective on or about February 25, 2013.

 A. APPROVAL AND EFFECTIVENESS OF A NEW 12B-1 PLAN.
 At a recent special meeting, shareholders of Portfolios of the Advanced Series Trust (the "Trust") approved a Shareholder Services and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plan is applicable to all of the Portfolios of the Trust except AST Balanced Asset Allocation Portfolio, AST Capital Growth Asset Allocation Portfolio, AST Preservation Asset Allocation Portfolio, AST Horizon Moderate Asset Allocation Portfolio, and AST Quantitative Modeling Portfolio.

 Pursuant to the Plan, each Portfolio of the Trust covered by the Plan will compensate Prudential Annuities Distributors ("PAD"), Inc. for shareholder servicing and distribution expenses at the annual rate of 0.10% of the average daily net assets of the shares of each Portfolio. The existing administrative services fee, which was paid by each Portfolio at the same annual rate of 0.10% of the average daily net assets of the shares of each Portfolio, will be discontinued.

 The Trust's investment managers have contractually reduced their management fee rates for all Portfolios covered by the Plan. Additionally, PAD has contractually agreed to reduce its distribution and service fees for certain bond Portfolios so that the effective distribution and service fee rate paid by those Portfolios is reduced based on the average daily net assets of the relevant Portfolio. The Plan, including the reduced management fee rates, is anticipated to become operational on or about February 25, 2013.

 Accordingly, we have restated the "Underlying Mutual Fund Portfolio Annual Expenses" table that appears in the "Summary of Contract Fees and Charges" chapter of your prospectus to reflect the new 12b-1 plan, as follows:

 The following are the total annual expenses for each underlying mutual fund ("Portfolio"). The "Total Annual Portfolio Operating Expenses" reflect the combination of the underlying Portfolio's investment management fee, other expenses, any 12b-1 fees, and certain other expenses. The fees and expenses have been restated to reflect fee and expense changes implemented following shareholder approval of a Rule 12b-1 plan for the Portfolios, as explained in the current prospectus for the Portfolios. Each figure is stated as a percentage of the underlying Portfolio's average daily net assets. For certain of the Portfolios, a portion of the management fee has been contractually waived and/or other expenses have been contractually partially reimbursed, which is shown in the table. The following expenses are deducted by the underlying Portfolio before it provides Pruco Life with the daily net asset value. The underlying Portfolio information was provided by the underlying mutual funds and has not been independently verified by us. See the prospectuses or statements of additional information of the underlying Portfolios for further details. The current prospectus and statement of additional information for the underlying Portfolios can be obtained by calling 1-888-PRU-2888.

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                                     UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES+

                         (as a percentage of the average net assets of the underlying Portfolios)
---------------------------------------------------------------------------------------------------------------------------
    UNDERLYING                           Distribution                                      Total
     PORTFOLIO                              and/or                Broker Fees  Acquired   Annual    Contractual  Net Annual
                                           Service     Dividend   and Expenses Portfolio Portfolio  Fee Waiver   Portfolio
                     Management  Other       Fees     Expense on    on Short    Fees &   Operating  or Expense   Operating
                        Fees    Expenses (12b-1 fees) Short Sales    Sales     Expenses  Expenses  Reimbursement  Expenses
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ADVANCED SERIES
 TRUST
 AST Academic
  Strategies Asset
  Allocation           0.71%     0.03%      0.04%        0.09%       0.01%       0.66%     1.54%       0.00%       1.54%
 AST Advanced
  Strategies           0.81%     0.03%      0.10%        0.00%       0.00%       0.05%     0.99%       0.00%       0.99%
 AST AQR Emerging
  Markets Equity/ 1/   1.09%     0.16%      0.10%        0.00%       0.00%       0.00%     1.35%       0.00%       1.35%
 AST Balanced Asset
  Allocation           0.15%     0.01%      0.00%        0.00%       0.00%       0.85%     1.01%       0.00%       1.01%
 AST BlackRock
  Global Strategies    0.97%     0.03%      0.10%        0.00%       0.00%       0.02%     1.12%       0.00%       1.12%
 AST BlackRock Value   0.82%     0.02%      0.10%        0.00%       0.00%       0.00%     0.94%       0.00%       0.94%
 AST Bond Portfolio
  2016                 0.63%     0.18%      0.10%        0.00%       0.00%       0.00%     0.91%       0.00%       0.91%
 AST Bond Portfolio
  2018/ 2/             0.63%     0.03%      0.10%        0.00%       0.00%       0.00%     0.76%      -0.01%       0.75%
 AST Bond Portfolio
  2019                 0.63%     0.19%      0.10%        0.00%       0.00%       0.00%     0.92%       0.00%       0.92%
 AST Bond Portfolio
  2020/ 2,3/           0.63%     1.01%      0.10%        0.00%       0.00%       0.00%     1.74%      -0.75%       0.99%
 AST Bond Portfolio
  2021/ 2/             0.63%     0.03%      0.10%        0.00%       0.00%       0.00%     0.76%      -0.01%       0.75%
 AST Bond Portfolio
  2022/ 2/             0.63%     0.04%      0.10%        0.00%       0.00%       0.00%     0.77%      -0.01%       0.76%
 AST Bond Portfolio
  2023/ 2,3/           0.63%     1.10%      0.10%        0.00%       0.00%       0.01%     1.84%      -0.84%       1.00%
 AST Bond Portfolio
  2024                 0.63%     0.26%      0.10%        0.00%       0.00%       0.88%     0.99%       0.00%       0.99%
 AST Capital Growth
  Asset Allocation     0.15%     0.01%      0.00%        0.00%       0.00%       0.88%     1.04%       0.00%       1.04%
 AST Clearbridge
  Dividend
  Growth/ 4/           0.84%     0.05%      0.10%        0.00%       0.00%       0.00%     0.99%       0.00%       0.99%
 AST Cohen & Steers
  Realty               0.98%     0.03%      0.10%        0.00%       0.00%       0.00%     1.11%       0.00%       1.11%
 AST Federated
  Aggressive Growth    0.93%     0.07%      0.10%        0.00%       0.00%       0.00%     1.10%       0.00%       1.10%
 AST FI Pyramis(R)
  Asset
  Allocation /5/       0.82%     0.11%      0.10%        0.20%       0.07%       0.01%     1.31%       0.00%       1.31%
 AST First Trust
  Balanced Target      0.82%     0.03%      0.10%        0.00%       0.00%       0.00%     0.95%       0.00%       0.95%
 AST First Trust
  Capital
  Appreciation
  Target               0.81%     0.03%      0.10%        0.00%       0.00%       0.00%     0.94%       0.00%       0.94%
 AST Franklin
  Templeton
  Founding Funds
  Allocation /6/       0.91%     0.02%      0.10%        0.00%       0.00%       0.00%     1.03%       0.00%       1.03%
 AST Global Real
  Estate               0.99%     0.07%      0.10%        0.00%       0.00%       0.00%     1.16%       0.00%       1.16%
 AST Goldman Sachs
  Concentrated
  Growth               0.88%     0.03%      0.10%        0.00%       0.00%       0.00%     1.01%       0.00%       1.01%
 AST Goldman Sachs
  Large- Cap Value     0.72%     0.02%      0.10%        0.00%       0.00%       0.00%     0.84%       0.00%       0.84%
 AST Goldman Sachs
  Mid- Cap Growth      0.99%     0.04%      0.10%        0.00%       0.00%       0.00%     1.13%       0.00%       1.13%
 AST Goldman Sachs
  Small- Cap Value     0.94%     0.04%      0.10%        0.00%       0.00%       0.09%     1.12%       0.00%       1.12%
 AST High Yield        0.72%     0.03%      0.10%        0.00%       0.00%       0.00%     0.85%       0.00%       0.85%
 AST Horizon
  Moderate Asset
  Allocation           0.30%     0.02%      0.00%        0.00%       0.00%       0.71%     1.03%       0.00%       1.03%
 AST International
  Growth               0.97%     0.05%      0.10%        0.00%       0.00%       0.00%     1.12%       0.00%       1.12%
 AST International
  Value                0.97%     0.05%      0.10%        0.00%       0.00%       0.00%     1.12%       0.00%       1.12%
 AST Investment
  Grade Bond /2,3/     0.63%     0.02%      0.10%        0.00%       0.00%       0.00%     0.75%      -0.04%       0.71%
 AST Jennison
  Large-Cap Growth     0.87%     0.02%      0.10%        0.00%       0.00%       0.00%     0.99%       0.00%       0.99%

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                                     UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES+

                         (as a percentage of the average net assets of the underlying Portfolios)
----------------------------------------------------------------------------------------------------------------------------
    UNDERLYING                            Distribution                                      Total
     PORTFOLIO                               and/or                Broker Fees  Acquired   Annual    Contractual  Net Annual
                                            Service     Dividend   and Expenses Portfolio Portfolio  Fee Waiver   Portfolio
                      Management  Other       Fees     Expense on    on Short    Fees &   Operating  or Expense   Operating
                         Fees    Expenses (12b-1 fees) Short Sales    Sales     Expenses  Expenses  Reimbursement  Expenses
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ADVANCED SERIES
 TRUST CONTINUED
 AST Jennison
  Large-Cap Value       0.73%     0.02%      0.10%        0.00%       0.00%       0.00%     0.85%       0.00%       0.85%
 AST J.P. Morgan
  Global Thematic       0.92%     0.05%      0.10%        0.00%       0.00%       0.00%     1.07%       0.00%       1.07%
 AST J.P. Morgan
  International
  Equity                0.87%     0.09%      0.10%        0.00%       0.00%       0.00%     1.06%       0.00%       1.06%
 AST J.P. Morgan
  Strategic
  Opportunities         0.97%     0.05%      0.10%        0.12%       0.01%       0.00%     1.25%       0.00%       1.25%
 AST Large-Cap Value    0.72%     0.03%      0.10%        0.00%       0.00%       0.00%     0.85%       0.00%       0.85%
 AST Lord Abbett
  Core
  Fixed-Income/ 7/      0.77%     0.02%      0.10%        0.00%       0.00%       0.00%     0.89%      -0.13%       0.76%
 AST Marsico
  Capital Growth        0.87%     0.02%      0.10%        0.00%       0.00%       0.00%     0.99%       0.00%       0.99%
 AST MFS Global
  Equity                0.99%     0.09%      0.10%        0.00%       0.00%       0.00%     1.18%       0.00%       1.18%
 AST MFS Growth         0.87%     0.02%      0.10%        0.00%       0.00%       0.00%     0.99%       0.00%       0.99%
 AST MFS Large-Cap
  Value                 0.83%     0.06%      0.10%        0.00%       0.00%       0.00%     0.99%       0.00%       0.99%
 AST Mid-Cap Value      0.94%     0.04%      0.10%        0.00%       0.00%       0.00%     1.08%       0.00%       1.08%
 AST Moderate Asset
  Allocation/ 8/        0.30%     0.02%      0.00%        0.00%       0.00%       0.71%     1.03%       0.00%       1.03%
 AST Money Market       0.46%     0.02%      0.10%        0.00%       0.00%       0.00%     0.58%       0.00%       0.58%
 AST Neuberger
  Berman Core Bond/
  9/                    0.68%     0.03%      0.10%        0.00%       0.00%       0.00%     0.81%      -0.01%       0.80%
 AST Neuberger
  Berman Mid-Cap
  Growth                0.88%     0.03%      0.10%        0.00%       0.00%       0.00%     1.01%       0.00%       1.01%
 AST Neuberger
  Berman/ LSV
  Mid-Cap Value         0.89%     0.04%      0.10%        0.00%       0.00%       0.00%     1.03%       0.00%       1.03%
 AST New Discovery
  Asset Allocation/
  10/                   0.84%     0.09%      0.10%        0.00%       0.00%       0.00%     1.03%       0.00%       1.03%
  AST Parametric
  Emerging Markets
  Equity                1.07%     0.24%      0.10%        0.00%       0.00%       0.00%     1.41%       0.00%       1.41%
 AST PIMCO Limited
  Maturity Bond         0.62%     0.03%      0.10%        0.00%       0.00%       0.00%     0.75%       0.00%       0.75%
 AST PIMCO Total
  Return Bond           0.60%     0.03%      0.10%        0.00%       0.00%       0.00%     0.73%       0.00%       0.73%
 AST Preservation
  Asset Allocation      0.15%     0.01%      0.00%        0.00%       0.00%       0.80%     0.96%       0.00%       0.96%
 AST Prudential
  Core Bond/ 9/         0.67%     0.02%      0.10%        0.00%       0.00%       0.00%     0.79%      -0.03%       0.76%
 AST QMA Emerging
  Markets Equity/
  11/                   1.09%     0.21%      0.10%        0.00%       0.00%       0.00%     1.40%       0.00%       1.40%
 AST QMA US Equity
  Alpha                 0.99%     0.06%      0.10%        0.29%       0.25%       0.00%     1.69%       0.00%       1.69%
 AST Quantitative
  Modeling              0.25%     0.30%      0.00%        0.00%       0.00%       0.87%     1.42%       0.00%       1.42%
 AST Schroders
  Global Tactical       0.92%     0.04%      0.10%        0.00%       0.00%       0.15%     1.21%       0.00%       1.21%
 AST Schroders
  Multi-Asset World
  Strategies            1.07%     0.05%      0.10%        0.00%       0.00%       0.13%     1.35%       0.00%       1.35%
 AST Small-Cap
  Growth                0.88%     0.03%      0.10%        0.00%       0.00%       0.00%     1.01%       0.00%       1.01%
 AST Small-Cap Value    0.88%     0.04%      0.10%        0.00%       0.00%       0.03%     1.05%       0.00%       1.05%
 AST T. Rowe Price
  Asset Allocation      0.81%     0.02%      0.10%        0.00%       0.00%       0.00%     0.93%       0.00%       0.93%
 AST T. Rowe Price
  Equity Income         0.72%     0.01%      0.10%        0.00%       0.00%       0.00%     0.83%       0.00%       0.83%

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                                     UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES+

                         (as a percentage of the average net assets of the underlying Portfolios)
---------------------------------------------------------------------------------------------------------------------------
    UNDERLYING                           Distribution                                      Total
     PORTFOLIO                              and/or                Broker Fees  Acquired   Annual    Contractual  Net Annual
                                           Service     Dividend   and Expenses Portfolio Portfolio  Fee Waiver   Portfolio
                     Management  Other       Fees     Expense on    on Short    Fees &   Operating  or Expense   Operating
                        Fees    Expenses (12b-1 fees) Short Sales    Sales     Expenses  Expenses  Reimbursement  Expenses
---------------------------------------------------------------------------------------------------------------------------
ADVANCED SERIES
 TRUST CONTINUED
 AST T. Rowe Price
  Global Bond          0.79%     0.08%      0.10%        0.00%       0.00%       0.00%     0.97%       0.00%       0.97%
 AST T. Rowe Price
  Large- Cap Growth    0.84%     0.02%      0.10%        0.00%       0.00%       0.00%     0.96%       0.00%       0.96%
 AST T. Rowe Price
  Natural Resources    0.88%     0.04%      0.10%        0.00%       0.00%       0.00%     1.02%       0.00%       1.02%
 AST Wellington
  Management Hedged
  Equity               0.98%     0.06%      0.10%        0.00%       0.00%       0.03%     1.17%       0.00%       1.17%
 AST Western Asset
  Core Plus Bond       0.67%     0.03%      0.10%        0.00%       0.00%       0.00%     0.80%       0.00%       0.80%
 AST Western Asset
  Emerging Markets
  Debt/ 12/            0.83%     0.11%      0.10%        0.00%       0.00%       0.00%     1.04%       0.05%       0.99%

 + Expense information in the Underlying Mutual Fund Portfolio Annual Expenses Table has been restated to reflect current fees.
 1 The AST AQR Emerging Markets Equity Portfolio will commence operations on February 25, 2013. Estimated "Other Expenses" based in part on assumed average daily net assets of approximately $300 million for the Portfolio for the fiscal period ending December 31, 2013.
 2 The Portfolio's distributor, Prudential Annuities Distributors, Inc. ("PAD"), has contractually agreed to reduce its distribution and service fees so that the effective distribution and service fee rate paid by the Portfolio is reduced based on the average daily net assets of the Portfolio as follows: 0.08% over $300 million in daily net assets up to and including $500 million in average daily net assets; 0.07% over $500 million in daily net assets up to an including $750 million in average daily net assets; and 0.06% over $750 million in daily net assets. The contractual waiver does not include an expiration or termination date as it is contractually guaranteed by PAD on a permanent basis, and the Investment Managers and PAD cannot terminate or otherwise modify the waiver.
 3 Prudential Investments LLC ("PI") and AST Investment Services, Inc. ("AST") have contractually agreed to waive a portion of their investment management fees and/or reimburse certain expenses for the Portfolio so that the Portfolio's investment management fees plus other expenses (exclusive in all cases of taxes, interest, brokerage commissions, acquired portfolio fees and expenses and extraordinary expenses) do not exceed 0.99% of the Portfolio's average daily net assets through June 30, 2015. This arrangement may not be terminated or modified prior to June 30, 2015, and may be discontinued or modified thereafter. The decision on whether to renew, modify or discontinue the arrangement after June 30, 2015 will be subject to review by the Manager and the Portfolio's Board of Trustees.
 4 The AST Clearbridge Dividend Growth Portfolio will commence operations on February 25, 2013. Estimated "Other Expenses" based in part on assumed average daily net assets of approximately $400 million for the Portfolio for the fiscal period ending December 31, 2013.
 5  Pyramis is a registered service mark of FMR LLC. Used under license.
 6 Prudential Investments LLC ("PI") and AST Investment Services, Inc. ("AST") have contractually agreed to waive a portion of their investment management fees and/or reimburse certain expenses so that the investment management fees plus other expenses (exclusive in all cases of taxes, short sale interest and dividend expenses, brokerage commissions, underlying portfolio fees and expenses, and extraordinary expenses) for the Portfolio do not exceed 1.10% of the average daily net assets of the Portfolio through June 30, 2015. This expense limitation may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, terminate or modify this waiver after June 30, 2015 will be subject to review by the Manager and the Board of Trustees of the Trust.
 7 Prudential Investments LLC ("PI") and AST Investment Services, Inc. ("AST") have contractually agreed to waive a portion of their investment management fee, so that the effective management fee rate paid by the Portfolio is as follows: 0.70% to $500 million of average daily net assets; 0.675% over $500 million in average daily net assets up to and including $1 billion in average daily net assets; and 0.65% over $1 billion in average daily net assets. This arrangement may not be terminated or modified prior to June 30, 2015, and may be discontinued or modified thereafter. The decision on whether to renew, modify or discontinue the arrangement after June 30, 2015 will be subject to review by the Investment Managers and the Portfolio's Board of Trustees.
 8 If approved by shareholders, the Portfolio will be restructured on or about April 29, 2013. As restructured, the Portfolio will no longer be a fund-of-funds and will be renamed the AST RCM World Trends Portfolio. Based on assets as of December 31, 2012, as restructured, the Portfolio would have a management fee of 0.92%, other expenses of 0.14%, acquired portfolio fees and expenses of 0.00%, total annual operating expenses before contractual fee waiver of 1.06%, a contractual fee waiver of 0.07% through at least June 30, 2014, and net annual operating expenses after fee waiver of 0.99%.
 9 Prudential Investments LLC ("PI") and AST Investment Services, Inc. ("AST") have contractually agreed to waive a portion of their investment management fees so that the Portfolio's investment management fee would equal 0.70% of the Portfolio's first $500 million of average daily net assets, 0.675% of the Portfolio's average daily net assets between $500 million and $1 billion, and 0.65% of the Portfolio's average daily net assets in excess of $1 billion through June 30, 2015. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this expense limitation after June 30, 2015 will be subject to review by the Manager and the Board of Trustees of the Portfolio.
 10 Prudential Investments LLC ("PI") and AST Investment Services, Inc. ("AST") have contractually agreed to waive a portion of their investment management fees and/or reimburse certain expenses, so that the investment management fees plus other expenses (exclusive in all cases of taxes, short sale interest and dividend expenses, brokerage commissions, acquired portfolio fees and expenses, and extraordinary expenses) for the Portfolio do not exceed 1.08% of its average daily net assets through June 30, 2015. This expense limitation may not be terminated or modified prior to June 30, 2015, and may be discontinued or modified thereafter. The decision on whether to renew, modify or discontinue the expense limitation after June 30, 2015 will be subject to review by the Investment Managers and the Portfolio's Board of Trustees.

 11 The AST QMA Emerging Markets Equity Portfolio will commence operations on
    February 25, 2013. Estimated "Other Expenses" based in part on assumed average daily net assets of approximately $300 million for the Portfolio for the fiscal period ending December 31, 2013.
 12 Prudential Investments LLC ("PI") and AST Investment Services, Inc. ("AST") have contractually agreed to waive a portion of their investment management fee so that the Portfolio's investment management fee would equal 0.80% of the Portfolio's average daily net assets through June 30, 2015. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this expense limitation after June 30, 2015 will be subject to review by the Manager and the Board of Trustees of the Trust.

 B. OTHER PORTFOLIO CHANGES AND ADDITIONS
 i. All references in your annuity prospectus to the "JPMorgan International Equity Portfolio" are replaced with "J.P. Morgan International Equity Portfolio;" and all references in your annuity prospectus to "Barclays Capital U.S. Aggregate Bond Index" are replaced with "Barclays U.S. Aggregate Bond Index."

 ii. To the list of available variable investment options that appear on the backside of the first page of your prospectus, we add the following new available investment options:

    AST AQR Emerging Markets Equity Portfolio
    AST Clearbridge Dividend Growth Portfolio
    AST QMA Emerging Markets Equity Portfolio

 iii. In the table of Underlying Mutual Fund Portfolio Annual Expenses found in the prospectus section titled, "Summary of Contract Fees and Charges," we add the fees for the AST AQR Emerging Markets Equity Portfolio, the AST Clearbridge Dividend Growth Portfolio, and the AST QMA Emerging Markets Equity Portfolio as appears in the table above.

 iv. In the Investment Objectives/Policies table found in the section titled, "Investment Options," we add summary descriptions for the AST AQR Emerging Markets Equity Portfolio, the AST Clearbridge Dividend Growth Portfolio, and the AST QMA Emerging Markets Equity Portfolio as follows:

      STYLE/          INVESTMENT OBJECTIVES/POLICIES         PORTFOLIO
       TYPE                                                  ADVISOR/
                                                            SUBADVISOR
   -------------------------------------------------------------------------
                                AST FUNDS
   -------------------------------------------------------------------------
   INTERNATIONAL   AST AQR EMERGING MARKETS EQUITY          AQR Capital
      EQUITY       PORTFOLIO: seeks long-term capital     Management LLC
                   appreciation. The Portfolio seeks to
                   achieve its investment objective by
                   both overweighting and
                   underweighting securities,
                   countries, and currencies relative
                   to the MSCI Emerging Market Index,
                   using proprietary quantitative
                   return forecasting models and
                   systematic risk-control methods
                   developed by the subadvisor. Under
                   normal circumstances, the Portfolio
                   will invest at least 80% of its
                   assets in equity securities of
                   issuers: (i) located in emerging
                   market countries or (ii) included as
                   emerging market issuers in one or
                   more broad-based market indices. The
                   subadvisor intends to make use of
                   certain derivative instruments in
                   order to implement its investment
                   strategy.
   -------------------------------------------------------------------------
     LARGE CAP     AST CLEARBRIDGE DIVIDEND GROWTH          ClearBridge
                   PORTFOLIO: seeks income, capital       Investments, LLC
                   preservation, and capital
                   appreciation. Under normal
                   circumstances, at least 80% of the
                   Portfolio's assets will be invested
                   in equity or equity-related
                   securities, which the subadvisor
                   believes have the ability to
                   increase dividends over the longer
                   term. The subadvisor will manage the
                   Portfolio to provide exposure to
                   companies that either pay an
                   existing dividend or have the
                   potential to pay and/or
                   significantly grow their dividends.
                   To do so, the subadvisor will
                   conduct fundamental research to
                   screen for companies that have
                   attractive dividend yields, a
                   history and potential for positive
                   dividend growth, strong balance
                   sheets, and reasonable valuations.
   -------------------------------------------------------------------------
   INTERNATIONAL   AST QMA EMERGING MARKETS EQUITY         Quantitative
      EQUITY       PORTFOLIO: seeks long-term capital       Management
                   appreciation. The Portfolio seeks to   Associates, LLC
                   achieve its investment objective
                   through investment in equity and
                   equity-related securities of
                   emerging market companies. Under
                   normal circumstances, the Portfolio
                   will invest at least 80% of its
                   assets in equity and equity-related
                   securities of issuers: (i) located
                   in emerging market countries or (ii)
                   included as emerging market issuers
                   in one or more broad-based market
                   indices. The strategy used by the
                   subadvisor is a quantitatively
                   driven, bottom up investment process
                   which utilizes an adaptive model
                   that evaluates stocks differently
                   based on their growth expectations.
   -------------------------------------------------------------------------

 v. Also in the section titled, "Investment Options," we add the AST Clearbridge Dividend Growth Portfolio to the Group II list of available Investment Options.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

                                    PART B
                      STATEMENT OF ADDITIONAL INFORMATION


      MAY 1, 2012 AS SUPPLEMENTED DECEMBER 7, 2012 AND FEBRUARY 13, 2013


  PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT VARIABLE
                               ANNUITY CONTRACTS

The Prudential Premier Variable Annuity B Series(SM) ("B Series"), Prudential Premier Variable Annuity L Series(SM) ("L Series"), and Prudential Premier Variable Annuity X Series(SM) ("X Series") annuity contracts (the "Annuities" or the "Annuity") are individual variable annuity contracts issued by Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"), a stock life insurance company that is an indirect wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential") and is funded through the Pruco Life of New Jersey Flexible Premium Variable Annuity Account (the "Account"). Each Annuity could be purchased by making an initial purchase payment of $10,000 or more (except for the B Series, which has a $1,000 minimum initial purchase payment). With some restrictions, you can make additional purchase payments by means other than electronic fund transfer of no less than $100 at any time during the accumulation phase. However, we impose a minimum of $50 with respect to additional purchase payments made through electronic fund transfers.

This Statement of Additional Information is not a prospectus and should be read in conjunction with the B Series, L Series, and X Series prospectus dated
May 1, 2012. To obtain a copy of the prospectus, without charge, you can write to the Prudential Annuity Service Center, P.O. Box 7960, Philadelphia, Pennsylvania 19176, or contact us by telephone at (888) PRU-2888.

                               TABLE OF CONTENTS

                                                               PAGE
                                                               ----
            Company...........................................   2
            Experts...........................................   2
            Principal Underwriter.............................   2
            Payments Made to Promote Sale of Our Products.....   2
            Determination of Accumulation Unit Values.........   4
            Separate Account Financial Information............  A1
            Company Financial Information.....................  B1

         PRUCO LIFE INSURANCE                    PRUDENTIAL ANNUITY
                COMPANY                            SERVICE CENTER
             OF NEW JERSEY                          P.O. BOX 7960
         213 WASHINGTON STREET                      PHILADELPHIA,
        NEWARK, NJ  07102-2992                   PENNSYLVANIA 19176
                                              TELEPHONE: (888) PRU-2888

Prudential Premier Variable Annuity B Series(SM), Prudential Premier Variable Annuity L Series(SM), and Prudential Premier Variable Annuity X Series(SM) are service marks of The Prudential Insurance Company of America.

                                    COMPANY

Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey") is a stock life insurance company organized in 1982 under the laws of the State of New Jersey. Pruco Life of New Jersey is licensed to sell life insurance and annuities in the states of New Jersey and New York.

Pruco Life of New Jersey is a wholly-owned subsidiary of Pruco Life Insurance Company, which is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"), a stock life insurance company founded in 1875 under the laws of the State of New Jersey. Prudential is an indirect wholly-owned subsidiary of Prudential Financial, Inc. ("Prudential Financial"), a New Jersey insurance holding company.

                                    EXPERTS

   The financial statements of Pruco Life Insurance Company of New Jersey as of December 31, 2011 and 2010 and for each of the three years in the period ended December 31, 2011 and the financial statements of Pruco Life of New Jersey Flexible Premium Variable Annuity Account as of December 31, 2011 and for each of the two years in the period ended December 31, 2011, included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP's principal business address is 300 Madison Avenue, New York, New York 10017.

                             PRINCIPAL UNDERWRITER

Prudential Annuities Distributors, Inc. LLC ("PAD"), an indirect wholly-owned subsidiary of Prudential Financial, offers each Annuity on a continuous basis through corporate office and regional home office employees in those states in which annuities may be lawfully sold. It may also offer the Annuities through licensed insurance producers, or through appropriately registered affiliates of Prudential, provided clearances to do so are obtained in any jurisdiction where such clearances may be necessary.


With respect to all individual annuities issued by PLNJ, PAD received commissions of $106,497,788, $97,819,083, and $73,455,927 in 2012, 2011, and
2010 respectively. PAD retained none of those commissions.


As discussed in the prospectus, Pruco Life of New Jersey pays commissions to broker/dealers that sell the Annuities according to one or more schedules, and also may pay non-cash compensation. In addition, Pruco Life of New Jersey may pay trail commissions to selling firms to pay to its registered representatives who maintain an ongoing relationship with an annuity owner. Typically, a trail commission is compensation that is paid periodically, the amount of which is linked to the value of the Annuities and the amount of time that the Annuities have been in effect.

                 PAYMENTS MADE TO PROMOTE SALE OF OUR PRODUCTS

In an effort to promote the sale of our products (which may include the placement of Pruco Life of New Jersey and/or each Annuity on a preferred or recommended company or product list and/or access to the firm's registered representatives), we and/or PAD may enter into marketing service agreements with certain broker/dealer firms with respect to certain or all registered representatives of such firms under which such firms may receive separate compensation or reimbursement for, among other things, training of sales personnel and/or marketing, administrative services and/or other services they provide. These services may include, but are not limited to: educating customers of the firm on each Annuity's features; conducting due diligence and analysis, providing office access, operations and systems support; holding seminars intended to educate the firm's registered representatives and make them more knowledgeable about the annuity; providing a dedicated marketing coordinator; providing priority sales desk support; and providing expedited marketing compliance approval. We and/or PAD also may compensate third-party vendors, for services that such vendors render to broker-dealer firms. To the extent permitted by FINRA rules and other applicable laws and regulations, PAD may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. These arrangements may not be offered to all firms and the terms of such arrangements may differ between firms.

The list below identifies three general types of payments that PAD pays which are broadly defined as follows:


   . Percentage Payments based upon "Assets under Management" or "AUM": This type of payment is a percentage payment that is based upon the total amount held in all Pruco Life of New Jersey products that were sold through the firm.

   . Percentage Payments based upon sales: This type of payment is a percentage payment that is based upon the total amount of money received as purchase payments under Pruco Life of New Jersey annuity products sold through the firm.


   . Fixed payments: These types of payments are made directly to or in sponsorship of the firm (or its affiliated broker/dealers). Examples of arrangements under which such payments may be made currently include, but are not limited to: sponsorships, conferences (national, regional and top producer), speaker fees, promotional items, and reimbursements to firms for marketing activities or services paid by the firms and/or their individual representatives. The amount of these payments varies widely because some payments may encompass only a single event, such as a conference, and others have a much broader scope. In addition, we may make payments upon the initiation of a relationship for systems, operational and other support.


The list in the prospectus includes the names of the firms (or their affiliated broker/dealers) that we are aware (as of December 31, 2012) received payment with respect to annuity business during 2012 (or as to which a payment amount was accrued during 2012). The firms listed include payments in connection with products issued by Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the contract. During 2012, the least amount paid, and greatest amount paid, were $450.00 and $6,788,299.04 respectively.


                   DETERMINATION OF ACCUMULATION UNIT VALUES

The value for each accumulation unit (which we refer to as the "Unit Price") is computed as of the end of each Valuation Day applicable. On any given Valuation Day, the value of a Unit in each Sub-account will be determined by multiplying the value of a Unit of that Sub-account for the preceding Valuation Day by the net investment factor for the Sub-account for the current Valuation Day. The Unit Price for a Valuation Period applies to each day in the period. The net investment factor is an index that measures the investment performance of, and charges assessed against, a Sub-account from one Valuation Period to the next. The net investment factor for a valuation Period is: (a) divided by (b), less
(c) where:

(a)is the net result of:

    (1)the net asset value per share of the underlying Portfolio shares held by that Sub-account at the end of the current Valuation Period plus the per share amount of any dividend or capital gain distribution declared and unpaid (accrued) by the Portfolio at the end of the current Valuation Period; plus or minus

    (2)any per share charge or credit during the current Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.

(b)is the net result of:

    (1)the net asset value per share of the underlying Portfolio shares held by that Sub-account at the end of the preceding Valuation Period plus the per share amount of any dividend or capital gain distribution declared and unpaid (accrued) by the underlying Portfolio at the end of the preceding Valuation Period; plus or minus

    (2)any per share charge or credit during the preceding Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.

(c)is the Insurance Charge and any applicable charge assessed against a Sub-account for any Rider attached to this Annuity corresponding to the portion of the 365 day year (366 for a leap year) that is in the current Valuation Period.

We value the assets in each Sub-account at their fair market value in accordance with accepted accounting practices and applicable laws and regulations. The net investment factor may be greater than, equal to, or less than one.

As we have indicated in the prospectus, each Annuity allows you to select or decline any of several benefit options that carries with it a specific asset-based charge. We maintain a unique unit value corresponding to each such annuity feature. In the prospectus, we set out historical unit values corresponding to the highest and lowest combination of charges. Here, we set out the remaining historical unit values.

                               PREMIER B SERIES

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES: HIGHEST ANNIVERSARY VALUE DEATH BENEFIT ONLY (1.40%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97031    $10.56695        2,034
   01/01/2007 to 12/31/2007...........  $10.56695    $11.37993       21,637
   01/01/2008 to 12/31/2008...........  $11.37993    $ 7.65052       61,164
   01/01/2009 to 12/31/2009...........  $ 7.65052    $ 9.38262      103,577
   01/01/2010 to 12/31/2010...........  $ 9.38262    $10.36013      111,884
   01/01/2011 to 12/31/2011...........  $10.36013    $ 9.94560       79,825
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98903    $10.51047          409
   01/01/2007 to 12/31/2007...........  $10.51047    $11.35002          762
   01/01/2008 to 12/31/2008...........  $11.35002    $ 7.85721       19,402
   01/01/2009 to 12/31/2009...........  $ 7.85721    $ 9.77902       10,935
   01/01/2010 to 12/31/2010...........  $ 9.77902    $10.96581       11,983
   01/01/2011 to 12/31/2011...........  $10.96581    $10.82680        9,938
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98466    $11.04630            0
   01/01/2007 to 12/31/2007...........  $11.04630    $10.88138        1,038
   01/01/2008 to 12/31/2008...........  $10.88138    $ 7.00249        1,031
   01/01/2009 to 12/31/2009...........  $ 7.00249    $ 8.13330           58
   01/01/2010 to 12/31/2010...........  $ 8.13330    $ 9.13168           52
   01/01/2011 to 12/31/2011...........  $ 9.13168    $ 9.32741          140
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97972    $10.52337            0
   01/01/2007 to 12/31/2007...........  $10.52337    $11.31927            0
   01/01/2008 to 12/31/2008...........  $11.31927    $ 7.95908       62,922
   01/01/2009 to 12/31/2009...........  $ 7.95908    $ 9.67779      110,693
   01/01/2010 to 12/31/2010...........  $ 9.67779    $10.71940      104,472
   01/01/2011 to 12/31/2011...........  $10.71940    $10.44310      113,848

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99886    $ 9.18392            0
AST BLACKROCK VALUE PORTFOLIO
FORMERLY, AST VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.94956    $11.03865           37
   01/01/2007 to 12/31/2007...........  $11.03865    $11.01375        1,005
   01/01/2008 to 12/31/2008...........  $11.01375    $ 6.81010          931
   01/01/2009 to 12/31/2009...........  $ 6.81010    $ 7.94241          925
   01/01/2010 to 12/31/2010...........  $ 7.94241    $ 8.80734          920
   01/01/2011 to 12/31/2011...........  $ 8.80734    $ 8.64319          915
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98002    $10.62541          306
   01/01/2007 to 12/31/2007...........  $10.62541    $11.49740       10,252
   01/01/2008 to 12/31/2008...........  $11.49740    $ 7.37696       34,509
   01/01/2009 to 12/31/2009...........  $ 7.37696    $ 9.11790       78,324
   01/01/2010 to 12/31/2010...........  $ 9.11790    $10.19470       79,487
   01/01/2011 to 12/31/2011...........  $10.19470    $ 9.81023       68,475
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09935    $ 6.70999        9,753
   01/01/2009 to 12/31/2009...........  $ 6.70999    $ 8.39404        7,005
   01/01/2010 to 12/31/2010...........  $ 8.39404    $ 9.46543        6,321
   01/01/2011 to 12/31/2011...........  $ 9.46543    $ 9.11199        4,074
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08117    $ 7.36015        5,616
   01/01/2009 to 12/31/2009...........  $ 7.36015    $ 8.95623       12,278
   01/01/2010 to 12/31/2010...........  $ 8.95623    $ 9.88530       12,502
   01/01/2011 to 12/31/2011...........  $ 9.88530    $ 9.57190       11,541
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.88729    $12.14117           26
   01/01/2007 to 12/31/2007...........  $12.14117    $ 9.58557          461
   01/01/2008 to 12/31/2008...........  $ 9.58557    $ 6.13964          408
   01/01/2009 to 12/31/2009...........  $ 6.13964    $ 7.98820        2,139
   01/01/2010 to 12/31/2010...........  $ 7.98820    $10.13822        3,415
   01/01/2011 to 12/31/2011...........  $10.13822    $10.65738        4,767
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98313    $10.47569            0
   01/01/2007 to 12/31/2007...........  $10.47569    $ 8.49487          923
   01/01/2008 to 07/18/2008...........  $ 8.49487    $ 7.79489            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99886    $ 9.96780            0
   01/01/2007 to 12/31/2007...........  $ 9.96780    $10.93150          798
   01/01/2008 to 12/31/2008...........  $10.93150    $ 6.02708          798
   01/01/2009 to 12/31/2009...........  $ 6.02708    $ 7.88526            0
   01/01/2010 to 12/31/2010...........  $ 7.88526    $10.30726            0
   01/01/2011 to 12/31/2011...........  $10.30726    $ 8.83227          447

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10368    $ 7.52057            0
   01/01/2009 to 12/31/2009...........  $ 7.52057    $ 8.99129          177
   01/01/2010 to 12/31/2010...........  $ 8.99129    $10.04846          171
   01/01/2011 to 12/31/2011...........  $10.04846    $ 9.66500           93
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99886    $10.54657            0
   01/01/2007 to 12/31/2007...........  $10.54657    $11.29022            0
   01/01/2008 to 12/31/2008...........  $11.29022    $ 7.29440       12,050
   01/01/2009 to 12/31/2009...........  $ 7.29440    $ 8.90938       22,976
   01/01/2010 to 12/31/2010...........  $ 8.90938    $10.04843       22,831
   01/01/2011 to 12/31/2011...........  $10.04843    $ 9.76073       25,823
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99886    $10.32517           40
   01/01/2007 to 12/31/2007...........  $10.32517    $11.34443        4,379
   01/01/2008 to 12/31/2008...........  $11.34443    $ 6.63312        3,453
   01/01/2009 to 12/31/2009...........  $ 6.63312    $ 8.24065      231,258
   01/01/2010 to 12/31/2010...........  $ 8.24065    $ 9.67263      240,391
   01/01/2011 to 12/31/2011...........  $ 9.67263    $ 8.94643      126,156
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99886    $ 7.48243            0
   01/01/2009 to 11/13/2009...........  $ 7.48243    $ 8.38866            0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17554    $ 6.12120            0
   01/01/2009 to 12/31/2009...........  $ 6.12120    $ 8.15552        2,641
   01/01/2010 to 12/31/2010...........  $ 8.15552    $ 9.66742        2,839
   01/01/2011 to 12/31/2011...........  $ 9.66742    $ 9.05374        1,516
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.93522    $10.27272           15
   01/01/2007 to 12/31/2007...........  $10.27272    $11.54768        1,043
   01/01/2008 to 12/31/2008...........  $11.54768    $ 6.80215        1,043
   01/01/2009 to 12/31/2009...........  $ 6.80215    $10.02194           14
   01/01/2010 to 12/31/2010...........  $10.02194    $10.90040           14
   01/01/2011 to 12/31/2011...........  $10.90040    $10.32470           14
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96082    $11.05658            0
   01/01/2007 to 12/31/2007...........  $11.05658    $11.46217            0
   01/01/2008 to 12/31/2008...........  $11.46217    $ 6.70422            0
   01/01/2009 to 12/31/2009...........  $ 6.70422    $ 7.88035            0
   01/01/2010 to 12/31/2010...........  $ 7.88035    $ 8.77303            0
   01/01/2011 to 12/31/2011...........  $ 8.77303    $ 8.17450            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95821    $ 9.88690            7
   01/01/2007 to 12/31/2007...........  $ 9.88690    $11.63610          969
   01/01/2008 to 12/31/2008...........  $11.63610    $ 6.79421        1,050
   01/01/2009 to 12/31/2009...........  $ 6.79421    $10.52603        2,189
   01/01/2010 to 12/31/2010...........  $10.52603    $12.43875        2,514
   01/01/2011 to 12/31/2011...........  $12.43875    $11.90199        3,497
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03374    $ 7.64904            0
   01/01/2009 to 12/31/2009...........  $ 7.64904    $ 9.56872        3,968
   01/01/2010 to 12/31/2010...........  $ 9.56872    $11.96255        3,893
   01/01/2011 to 12/31/2011...........  $11.96255    $11.95115        2,251
AST HIGH YIELD PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99886    $10.58693            0
   01/01/2007 to 12/31/2007...........  $10.58693    $10.69905          986
   01/01/2008 to 12/31/2008...........  $10.69905    $ 7.85611          981
   01/01/2009 to 12/31/2009...........  $ 7.85611    $10.50209        5,938
   01/01/2010 to 12/31/2010...........  $10.50209    $11.75527        6,668
   01/01/2011 to 12/31/2011...........  $11.75527    $11.96101        6,578
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11187    $ 7.15278        2,101
   01/01/2009 to 12/31/2009...........  $ 7.15278    $ 8.93513        9,986
   01/01/2010 to 12/31/2010...........  $ 8.93513    $10.02926       10,507
   01/01/2011 to 12/31/2011...........  $10.02926    $ 9.83462        7,983
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08935    $ 7.62976        9,645
   01/01/2009 to 12/31/2009...........  $ 7.62976    $ 9.28381       28,168
   01/01/2010 to 12/31/2010...........  $ 9.28381    $10.21746       27,766
   01/01/2011 to 12/31/2011...........  $10.21746    $10.02557       29,319
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99238    $10.62617           30
   01/01/2007 to 12/31/2007...........  $10.62617    $12.47532        1,088
   01/01/2008 to 12/31/2008...........  $12.47532    $ 6.12290        5,055
   01/01/2009 to 12/31/2009...........  $ 6.12290    $ 8.16926        1,345
   01/01/2010 to 12/31/2010...........  $ 8.16926    $ 9.22453        1,337
   01/01/2011 to 12/31/2011...........  $ 9.22453    $ 7.92152        1,280
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2006* to 12/31/2006..........  $10.01053    $10.88971           36
   01/01/2007 to 12/31/2007...........  $10.88971    $12.65064           59
   01/01/2008 to 12/31/2008...........  $12.65064    $ 6.98609          117
   01/01/2009 to 12/31/2009...........  $ 6.98609    $ 8.99093       12,020
   01/01/2010 to 12/31/2010...........  $ 8.99093    $ 9.84949       13,803
   01/01/2011 to 12/31/2011...........  $ 9.84949    $ 8.49467        8,166

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INVESTMENT GRADE BOND PORTFOLIO
   01/28/2008* to 12/31/2008..........  $ 9.99886    $10.75975      208,871
   01/01/2009 to 12/31/2009...........  $10.75975    $11.81058       32,158
   01/01/2010 to 12/31/2010...........  $11.81058    $12.90677        9,298
   01/01/2011 to 12/31/2011...........  $12.90677    $14.31277      162,322
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96751    $10.55923            0
   01/01/2007 to 12/31/2007...........  $10.55923    $10.61491        1,748
   01/01/2008 to 12/31/2008...........  $10.61491    $ 8.62421       10,898
   01/01/2009 to 12/31/2009...........  $ 8.62421    $10.37793       38,792
   01/01/2010 to 12/31/2010...........  $10.37793    $10.98367       37,725
   01/01/2011 to 12/31/2011...........  $10.98367    $10.85754       35,166
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08425    $10.29432            0
   01/01/2010 to 12/31/2010...........  $10.29432    $11.30106            0
   01/01/2011 to 12/31/2011...........  $11.30106    $11.21908            0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14563    $10.30407            0
   01/01/2010 to 12/31/2010...........  $10.30407    $11.55643            0
   01/01/2011 to 12/31/2011...........  $11.55643    $10.72788            0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99886    $10.60289            0
   01/01/2007 to 12/31/2007...........  $10.60289    $11.44280        1,852
   01/01/2008 to 12/31/2008...........  $11.44280    $ 6.61495        1,448
   01/01/2009 to 12/31/2009...........  $ 6.61495    $ 8.86434        7,684
   01/01/2010 to 12/31/2010...........  $ 8.86434    $ 9.36879        4,521
   01/01/2011 to 12/31/2011...........  $ 9.36879    $ 8.39422        4,410
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96018    $11.03471           14
   01/01/2007 to 12/31/2007...........  $11.03471    $10.55651           13
   01/01/2008 to 12/31/2008...........  $10.55651    $ 6.09126           13
   01/01/2009 to 12/31/2009...........  $ 6.09126    $ 7.17456       14,675
   01/01/2010 to 12/31/2010...........  $ 7.17456    $ 8.00669       16,812
   01/01/2011 to 12/31/2011...........  $ 8.00669    $ 7.56590        9,144
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99886    $10.50093           10
   01/01/2007 to 12/31/2007...........  $10.50093    $10.98556           10
   01/01/2008 to 12/31/2008...........  $10.98556    $ 8.31466           10
   01/01/2009 to 12/31/2009...........  $ 8.31466    $11.03739        2,034
   01/01/2010 to 12/31/2010...........  $11.03739    $12.34519        1,801
   01/01/2011 to 12/31/2011...........  $12.34519    $13.41314        1,590

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.94833    $10.23754            0
   01/01/2007 to 12/31/2007...........  $10.23754    $11.60620        1,219
   01/01/2008 to 12/31/2008...........  $11.60620    $ 6.44853        1,218
   01/01/2009 to 12/31/2009...........  $ 6.44853    $ 8.25196          244
   01/01/2010 to 12/31/2010...........  $ 8.25196    $ 9.74555          244
   01/01/2011 to 12/31/2011...........  $ 9.74555    $ 9.52339        1,431
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96040    $11.12645            0
   01/01/2007 to 12/31/2007...........  $11.12645    $12.00366            0
   01/01/2008 to 12/31/2008...........  $12.00366    $ 7.81416            0
   01/01/2009 to 12/31/2009...........  $ 7.81416    $10.13427        5,346
   01/01/2010 to 12/31/2010...........  $10.13427    $11.19842        2,187
   01/01/2011 to 12/31/2011...........  $11.19842    $10.69804        1,432
AST MFS GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.93197    $10.40413            0
   01/01/2007 to 12/31/2007...........  $10.40413    $11.80991            0
   01/01/2008 to 12/31/2008...........  $11.80991    $ 7.41859           84
   01/01/2009 to 12/31/2009...........  $ 7.41859    $ 9.09434        3,770
   01/01/2010 to 12/31/2010...........  $ 9.09434    $10.11535        4,353
   01/01/2011 to 12/31/2011...........  $10.11535    $ 9.91652        2,603
AST MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.92929    $10.42395            6
   01/01/2007 to 12/31/2007...........  $10.42395    $10.56215          618
   01/01/2008 to 12/31/2008...........  $10.56215    $ 6.44504          615
   01/01/2009 to 12/31/2009...........  $ 6.44504    $ 8.82770          611
   01/01/2010 to 12/31/2010...........  $ 8.82770    $10.76122          608
   01/01/2011 to 12/31/2011...........  $10.76122    $10.24655          605
AST MONEY MARKET PORTFOLIO
   05/01/2006* to 12/31/2006..........  $10.00004    $10.22826            0
   01/01/2007 to 12/31/2007...........  $10.22826    $10.58091            0
   01/01/2008 to 12/31/2008...........  $10.58091    $10.69657        1,194
   01/01/2009 to 12/31/2009...........  $10.69657    $10.57454       12,734
   01/01/2010 to 12/31/2010...........  $10.57454    $10.43133       44,817
   01/01/2011 to 12/31/2011...........  $10.43133    $10.28955        1,789
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.03599    $10.18041            0
   01/01/2007 to 12/31/2007...........  $10.18041    $10.35735          788
   01/01/2008 to 12/31/2008...........  $10.35735    $ 5.89784          788
   01/01/2009 to 12/31/2009...........  $ 5.89784    $ 8.18054        1,835
   01/01/2010 to 12/31/2010...........  $ 8.18054    $ 9.95836        1,676
   01/01/2011 to 12/31/2011...........  $ 9.95836    $ 9.57702        1,202

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02877    $10.07550            0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96524    $10.22343            0
   01/01/2007 to 12/31/2007...........  $10.22343    $12.32013          437
   01/01/2008 to 12/31/2008...........  $12.32013    $ 6.90324          434
   01/01/2009 to 12/31/2009...........  $ 6.90324    $ 8.83596        2,325
   01/01/2010 to 12/31/2010...........  $ 8.83596    $11.21291        2,096
   01/01/2011 to 12/31/2011...........  $11.21291    $11.24468        1,298
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98828    $ 9.46681            0
   01/01/2007 to 12/31/2007...........  $ 9.46681    $11.08266          361
   01/01/2008 to 12/31/2008...........  $11.08266    $ 6.28024          359
   01/01/2009 to 12/31/2009...........  $ 6.28024    $ 7.59106          356
   01/01/2010 to 12/31/2010...........  $ 7.59106    $ 9.00349          354
   01/01/2011 to 04/29/2011...........  $ 9.00349    $10.10782            0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10160    $ 5.58092            0
   01/01/2009 to 12/31/2009...........  $ 5.58092    $ 9.16472        6,710
   01/01/2010 to 12/31/2010...........  $ 9.16472    $11.05102        8,528
   01/01/2011 to 12/31/2011...........  $11.05102    $ 8.68925        5,769
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98046    $10.18961            0
   01/01/2007 to 12/31/2007...........  $10.18961    $10.73144          949
   01/01/2008 to 12/31/2008...........  $10.73144    $10.70113          949
   01/01/2009 to 12/31/2009...........  $10.70113    $11.63293        6,773
   01/01/2010 to 12/31/2010...........  $11.63293    $11.91959        6,128
   01/01/2011 to 12/31/2011...........  $11.91959    $12.01948        8,223
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.97151    $10.32251           10
   01/01/2007 to 12/31/2007...........  $10.32251    $11.02500        1,768
   01/01/2008 to 12/31/2008...........  $11.02500    $10.62715       10,644
   01/01/2009 to 12/31/2009...........  $10.62715    $12.21232       42,026
   01/01/2010 to 12/31/2010...........  $12.21232    $12.97337       40,521
   01/01/2011 to 12/31/2011...........  $12.97337    $13.20107       28,962
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97944    $10.43612            0
   01/01/2007 to 12/31/2007...........  $10.43612    $11.18870            0
   01/01/2008 to 12/31/2008...........  $11.18870    $ 8.88414       54,577
   01/01/2009 to 12/31/2009...........  $ 8.88414    $10.51711      159,437
   01/01/2010 to 12/31/2010...........  $10.51711    $11.46848      161,031
   01/01/2011 to 12/31/2011...........  $11.46848    $11.42294      169,973

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01878    $10.07541            0
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95109    $10.75116            0
   01/01/2007 to 12/31/2007...........  $10.75116    $10.82276            0
   01/01/2008 to 12/31/2008...........  $10.82276    $ 6.54082            0
   01/01/2009 to 12/31/2009...........  $ 6.54082    $ 7.85814        2,454
   01/01/2010 to 12/31/2010...........  $ 7.85814    $ 8.91588        2,892
   01/01/2011 to 12/31/2011...........  $ 8.91588    $ 9.09691        2,833
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99886    $ 8.91629            0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98461    $10.59158            0
   01/01/2007 to 12/31/2007...........  $10.59158    $11.37624            0
   01/01/2008 to 12/31/2008...........  $11.37624    $ 7.83184        6,219
   01/01/2009 to 12/31/2009...........  $ 7.83184    $ 9.84094        6,975
   01/01/2010 to 12/31/2010...........  $ 9.84094    $10.85151        7,250
   01/01/2011 to 12/31/2011...........  $10.85151    $10.34002        4,497
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.90534    $ 9.93176            0
   01/01/2007 to 12/31/2007...........  $ 9.93176    $10.49426          102
   01/01/2008 to 12/31/2008...........  $10.49426    $ 6.72712          102
   01/01/2009 to 12/31/2009...........  $ 6.72712    $ 8.88374        1,520
   01/01/2010 to 12/31/2010...........  $ 8.88374    $11.95171        1,347
   01/01/2011 to 12/31/2011...........  $11.95171    $11.67145        1,016
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99268    $10.48229            0
   01/01/2007 to 12/31/2007...........  $10.48229    $ 9.75710          638
   01/01/2008 to 12/31/2008...........  $ 9.75710    $ 6.76281        1,955
   01/01/2009 to 12/31/2009...........  $ 6.76281    $ 8.47029        1,160
   01/01/2010 to 12/31/2010...........  $ 8.47029    $10.52464        1,090
   01/01/2011 to 12/31/2011...........  $10.52464    $ 9.75923        1,000
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96839    $10.64974            0
   01/01/2007 to 12/31/2007...........  $10.64974    $11.16603            0
   01/01/2008 to 12/31/2008...........  $11.16603    $ 8.15489       32,044
   01/01/2009 to 12/31/2009...........  $ 8.15489    $ 9.98350       61,724
   01/01/2010 to 12/31/2010...........  $ 9.98350    $10.98144       62,743
   01/01/2011 to 12/31/2011...........  $10.98144    $11.04479       58,647

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95070    $11.09185            0
   01/01/2007 to 12/31/2007...........  $11.09185    $10.54774          905
   01/01/2008 to 12/31/2008...........  $10.54774    $ 6.04510          904
   01/01/2009 to 12/31/2009...........  $ 6.04510    $ 7.38027            0
   01/01/2010 to 12/31/2010...........  $ 7.38027    $ 8.24231            0
   01/01/2011 to 12/31/2011...........  $ 8.24231    $ 7.99540            0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98986    $10.31732            0
   01/01/2007 to 12/31/2007...........  $10.31732    $11.15551          786
   01/01/2008 to 12/31/2008...........  $11.15551    $10.73356          773
   01/01/2009 to 12/31/2009...........  $10.73356    $11.86785        2,645
   01/01/2010 to 12/31/2010...........  $11.86785    $12.37625        3,000
   01/01/2011 to 12/31/2011...........  $12.37625    $12.70897        2,764
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.94038    $10.48656            0
   01/01/2007 to 12/31/2007...........  $10.48656    $11.19260          723
   01/01/2008 to 12/31/2008...........  $11.19260    $ 6.56015          712
   01/01/2009 to 12/31/2009...........  $ 6.56015    $ 9.92267          706
   01/01/2010 to 12/31/2010...........  $ 9.92267    $11.33288        1,205
   01/01/2011 to 12/31/2011...........  $11.33288    $10.98712        1,145
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.14771    $ 9.84667           32
   01/01/2007 to 12/31/2007...........  $ 9.84667    $13.64363        2,839
   01/01/2008 to 12/31/2008...........  $13.64363    $ 6.72943        6,601
   01/01/2009 to 12/31/2009...........  $ 6.72943    $ 9.91164       20,614
   01/01/2010 to 12/31/2010...........  $ 9.91164    $11.77419       19,219
   01/01/2011 to 12/31/2011...........  $11.77419    $ 9.87956       16,047
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97095    $10.67206          202
   01/01/2007 to 12/31/2007...........  $10.67206    $11.52990       10,847
   01/01/2008 to 12/31/2008...........  $11.52990    $ 6.55782       19,285
   01/01/2009 to 12/31/2009...........  $ 6.55782    $ 8.30609       19,450
   01/01/2010 to 12/31/2010...........  $ 8.30609    $ 9.39036       19,587
   01/01/2011 to 12/31/2011...........  $ 9.39036    $ 8.94087       19,580
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99886    $ 9.98290            0
   01/01/2008 to 12/31/2008...........  $ 9.98290    $ 9.33187            0
   01/01/2009 to 12/31/2009...........  $ 9.33187    $10.27330       19,186
   01/01/2010 to 12/31/2010...........  $10.27330    $10.92164       12,716
   01/01/2011 to 12/31/2011...........  $10.92164    $11.41989        9,672

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07818     $6.65502       54,335
   01/01/2009 to 12/31/2009...........  $ 6.65502     $8.53634      126,822
   01/01/2010 to 12/31/2010...........  $ 8.53634     $9.28051      125,139
   01/01/2011 to 12/31/2011...........  $ 9.28051     $8.99963       97,470

*  Denotes the start date of these sub-accounts

                               PREMIER B SERIES

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                      STATEMENT OF ADDITIONAL INFORMATION

              ACCUMULATION UNIT VALUES: WITH ONLY HD GRO (1.50%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.72335    $ 7.63028       267,837
   01/01/2009 to 12/31/2009...........  $ 7.63028    $ 9.34859     1,448,844
   01/01/2010 to 12/31/2010...........  $ 9.34859    $10.31243     1,890,984
   01/01/2011 to 12/31/2011...........  $10.31243    $ 9.89009     1,805,019
AST ADVANCED STRATEGIES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.83756    $ 7.83651       410,795
   01/01/2009 to 12/31/2009...........  $ 7.83651    $ 9.74357     1,065,251
   01/01/2010 to 12/31/2010...........  $ 9.74357    $10.91538     1,244,044
   01/01/2011 to 12/31/2011...........  $10.91538    $10.76640     1,046,329
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.07540    $ 6.98402         4,142
   01/01/2009 to 12/31/2009...........  $ 6.98402    $ 8.10380        72,171
   01/01/2010 to 12/31/2010...........  $ 8.10380    $ 9.08951        88,602
   01/01/2011 to 12/31/2011...........  $ 9.08951    $ 9.27515        81,629
AST BALANCED ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.80042    $ 7.93788       297,217
   01/01/2009 to 12/31/2009...........  $ 7.93788    $ 9.64261     2,080,381
   01/01/2010 to 12/31/2010...........  $ 9.64261    $10.66999     3,078,933
   01/01/2011 to 12/31/2011...........  $10.66999    $10.38471     2,664,033
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99878    $ 9.17771        27,571
AST BLACKROCK VALUE PORTFOLIO
FORMERLY, AST VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.28356    $ 6.79217         2,459
   01/01/2009 to 12/31/2009...........  $ 6.79217    $ 7.91375         7,430
   01/01/2010 to 12/31/2010...........  $ 7.91375    $ 8.76694         8,147
   01/01/2011 to 12/31/2011...........  $ 8.76694    $ 8.59508        14,220

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........  $ 9.99918    $ 9.40889             0
   01/01/2010 to 12/31/2010...........  $ 9.40889    $10.25033             0
   01/01/2011 to 12/31/2011...........  $10.25033    $11.07246             0
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008..........  $ 9.99878    $12.07153           166
   01/01/2009 to 12/31/2009...........  $12.07153    $11.17358             0
   01/01/2010 to 12/31/2010...........  $11.17358    $12.23975             0
   01/01/2011 to 12/31/2011...........  $12.23975    $13.69665             0
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008..........  $ 9.99878    $12.14063           456
   01/01/2009 to 12/31/2009...........  $12.14063    $11.04013         3,179
   01/01/2010 to 12/31/2010...........  $11.04013    $12.11276             0
   01/01/2011 to 12/31/2011...........  $12.11276    $13.84010             0
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........  $ 9.99918    $ 8.81766             0
   01/01/2010 to 12/31/2010...........  $ 8.81766    $ 9.71629        29,400
   01/01/2011 to 12/31/2011...........  $ 9.71629    $11.36070         4,368
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99837    $11.04436        11,735
   01/01/2011 to 12/31/2011...........  $11.04436    $13.09020        17,196
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99878    $12.05974        16,287
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.70042    $ 7.35768       104,972
   01/01/2009 to 12/31/2009...........  $ 7.35768    $ 9.08512     1,391,280
   01/01/2010 to 12/31/2010...........  $ 9.08512    $10.14802     1,949,878
   01/01/2011 to 12/31/2011...........  $10.14802    $ 9.75559     1,552,211
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09932    $ 6.70558        31,267
   01/01/2009 to 12/31/2009...........  $ 6.70558    $ 8.38031       510,348
   01/01/2010 to 12/31/2010...........  $ 8.38031    $ 9.44069       604,808
   01/01/2011 to 12/31/2011...........  $ 9.44069    $ 9.07919       441,577
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08114    $ 7.35525         6,399
   01/01/2009 to 12/31/2009...........  $ 7.35525    $ 8.94137       710,037
   01/01/2010 to 12/31/2010...........  $ 8.94137    $ 9.85912       876,483
   01/01/2011 to 12/31/2011...........  $ 9.85912    $ 9.53718       753,640

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST COHEN & STEERS REALTY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.59840    $ 6.12347           488
   01/01/2009 to 12/31/2009...........  $ 6.12347    $ 7.95926        48,134
   01/01/2010 to 12/31/2010...........  $ 7.95926    $10.09166        49,938
   01/01/2011 to 12/31/2011...........  $10.09166    $10.59795        44,937
AST DEAM SMALL-CAP VALUE PORTFOLIO
   01/28/2008 to 07/18/2008...........  $ 7.94983    $ 7.77774             0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.74117    $ 6.01124         2,171
   01/01/2009 to 12/31/2009...........  $ 6.01124    $ 7.85687        28,473
   01/01/2010 to 12/31/2010...........  $ 7.85687    $10.26015        34,068
   01/01/2011 to 12/31/2011...........  $10.26015    $ 8.78323        71,004
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10365    $ 7.51563        10,741
   01/01/2009 to 12/31/2009...........  $ 7.51563    $ 8.97650        94,153
   01/01/2010 to 12/31/2010...........  $ 8.97650    $10.02218       105,837
   01/01/2011 to 12/31/2011...........  $10.02218    $ 9.63018        92,215
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.75357    $ 7.27517        69,413
   01/01/2009 to 12/31/2009...........  $ 7.27517    $ 8.87719       332,623
   01/01/2010 to 12/31/2010...........  $ 8.87719    $10.00230       474,324
   01/01/2011 to 12/31/2011...........  $10.00230    $ 9.70641       473,551
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.55542    $ 6.61574        43,302
   01/01/2009 to 12/31/2009...........  $ 6.61574    $ 8.21100       649,862
   01/01/2010 to 12/31/2010...........  $ 8.21100    $ 9.62824     1,024,195
   01/01/2011 to 12/31/2011...........  $ 9.62824    $ 8.89662       618,018
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99878    $ 7.47907         7,132
   01/01/2009 to 11/13/2009...........  $ 7.47907    $ 8.37764             0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17546    $ 6.11844             0
   01/01/2009 to 12/31/2009...........  $ 6.11844    $ 8.14381        25,045
   01/01/2010 to 12/31/2010...........  $ 8.14381    $ 9.64413        35,409
   01/01/2011 to 12/31/2011...........  $ 9.64413    $ 9.02305        27,948
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.30860    $ 6.78433         3,944
   01/01/2009 to 12/31/2009...........  $ 6.78433    $ 9.98592        70,769
   01/01/2010 to 12/31/2010...........  $ 9.98592    $10.85057        99,315
   01/01/2011 to 12/31/2011...........  $10.85057    $10.26731        76,138

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.61253    $ 6.68664        7,508
   01/01/2009 to 12/31/2009...........  $ 6.68664    $ 7.85195       61,439
   01/01/2010 to 12/31/2010...........  $ 7.85195    $ 8.73274       90,040
   01/01/2011 to 12/31/2011...........  $ 8.73274    $ 8.12897       75,466
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.49471    $ 6.77623        8,178
   01/01/2009 to 12/31/2009...........  $ 6.77623    $10.48781       76,995
   01/01/2010 to 12/31/2010...........  $10.48781    $12.38123      102,984
   01/01/2011 to 12/31/2011...........  $12.38123    $11.83537       79,956
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03366    $ 7.64561        2,423
   01/01/2009 to 12/31/2009...........  $ 7.64561    $ 9.55496       54,289
   01/01/2010 to 12/31/2010...........  $ 9.55496    $11.93357       60,770
   01/01/2011 to 12/31/2011...........  $11.93357    $11.91052       50,167
AST HIGH YIELD PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.57290    $ 7.83540        2,299
   01/01/2009 to 12/31/2009...........  $ 7.83540    $10.46419       37,304
   01/01/2010 to 12/31/2010...........  $10.46419    $11.70145       43,867
   01/01/2011 to 12/31/2011...........  $11.70145    $11.89455       38,567
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11184    $ 7.14813        7,915
   01/01/2009 to 12/31/2009...........  $ 7.14813    $ 8.92055      202,187
   01/01/2010 to 12/31/2010...........  $ 8.92055    $10.00306      337,015
   01/01/2011 to 12/31/2011...........  $10.00306    $ 9.79933      273,284
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08932    $ 7.62474       22,897
   01/01/2009 to 12/31/2009...........  $ 7.62474    $ 9.26866      380,849
   01/01/2010 to 12/31/2010...........  $ 9.26866    $10.19072      594,281
   01/01/2011 to 12/31/2011...........  $10.19072    $ 9.98931      548,195
AST INTERNATIONAL GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.10512    $ 6.10680        5,941
   01/01/2009 to 12/31/2009...........  $ 6.10680    $ 8.13975       46,764
   01/01/2010 to 12/31/2010...........  $ 8.13975    $ 9.18212       64,939
   01/01/2011 to 12/31/2011...........  $ 9.18212    $ 7.87741       47,344
AST INTERNATIONAL VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.27851    $ 6.96767        4,797
   01/01/2009 to 12/31/2009...........  $ 6.96767    $ 8.95840       40,435
   01/01/2010 to 12/31/2010...........  $ 8.95840    $ 9.80419       48,810
   01/01/2011 to 12/31/2011...........  $ 9.80419    $ 8.44724       38,002

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INVESTMENT GRADE BOND PORTFOLIO
   01/28/2008* to 12/31/2008..........  $ 9.99878    $10.74996       937,888
   01/01/2009 to 12/31/2009...........  $10.74996    $11.78825       242,698
   01/01/2010 to 12/31/2010...........  $11.78825    $12.86966        68,454
   01/01/2011 to 12/31/2011...........  $12.86966    $14.25768     2,555,474
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.85474    $ 8.60156       192,421
   01/01/2009 to 12/31/2009...........  $ 8.60156    $10.34049       560,319
   01/01/2010 to 12/31/2010...........  $10.34049    $10.93339       630,666
   01/01/2011 to 12/31/2011...........  $10.93339    $10.79715       543,294
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08417    $10.29296           207
   01/01/2010 to 12/31/2010...........  $10.29296    $11.28842         7,330
   01/01/2011 to 12/31/2011...........  $11.28842    $11.19543         9,235
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14555    $10.30277         2,881
   01/01/2010 to 12/31/2010...........  $10.30277    $11.54366         7,672
   01/01/2011 to 12/31/2011...........  $11.54366    $10.70544         4,788
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.37741    $ 6.59757         6,402
   01/01/2009 to 12/31/2009...........  $ 6.59757    $ 8.83238       122,682
   01/01/2010 to 12/31/2010...........  $ 8.83238    $ 9.32582       180,517
   01/01/2011 to 12/31/2011...........  $ 9.32582    $ 8.34746       148,594
AST LARGE-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.97191    $ 6.07526         3,266
   01/01/2009 to 12/31/2009...........  $ 6.07526    $ 7.14882        25,743
   01/01/2010 to 12/31/2010...........  $ 7.14882    $ 7.97004        23,706
   01/01/2011 to 12/31/2011...........  $ 7.97004    $ 7.52387        15,875
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.72819    $ 8.29284         4,561
   01/01/2009 to 12/31/2009...........  $ 8.29284    $10.99748        69,598
   01/01/2010 to 12/31/2010...........  $10.99748    $12.28850        80,048
   01/01/2011 to 12/31/2011...........  $12.28850    $13.33842       101,190
AST MARSICO CAPITAL GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.42496    $ 6.43168        14,029
   01/01/2009 to 12/31/2009...........  $ 6.43168    $ 8.22245       110,045
   01/01/2010 to 12/31/2010...........  $ 8.22245    $ 9.70112       123,126
   01/01/2011 to 12/31/2011...........  $ 9.70112    $ 9.47069        96,535

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MFS GLOBAL EQUITY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.93868    $ 7.79348          450
   01/01/2009 to 12/31/2009...........  $ 7.79348    $10.09751       37,756
   01/01/2010 to 12/31/2010...........  $10.09751    $11.14683       52,527
   01/01/2011 to 12/31/2011...........  $11.14683    $10.63837       44,621
AST MFS GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.77734    $ 7.39900          924
   01/01/2009 to 12/31/2009...........  $ 7.39900    $ 9.06133       23,462
   01/01/2010 to 12/31/2010...........  $ 9.06133    $10.06879       30,167
   01/01/2011 to 12/31/2011...........  $10.06879    $ 9.86114       21,142
AST MID-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.76425    $ 6.42811        1,781
   01/01/2009 to 12/31/2009...........  $ 6.42811    $ 8.79579       36,001
   01/01/2010 to 12/31/2010...........  $ 8.79579    $10.71178       40,534
   01/01/2011 to 12/31/2011...........  $10.71178    $10.18940       34,567
AST MONEY MARKET PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.58626    $10.66843       98,329
   01/01/2009 to 12/31/2009...........  $10.66843    $10.53641      165,957
   01/01/2010 to 12/31/2010...........  $10.53641    $10.38330      153,374
   01/01/2011 to 12/31/2011...........  $10.38330    $10.23237      216,266
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.38007    $ 5.88237        4,751
   01/01/2009 to 12/31/2009...........  $ 5.88237    $ 8.15096       47,142
   01/01/2010 to 12/31/2010...........  $ 8.15096    $ 9.91264       61,138
   01/01/2011 to 12/31/2011...........  $ 9.91264    $ 9.52368       44,631
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02869    $10.07378            0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.85566    $ 6.88496        1,416
   01/01/2009 to 12/31/2009...........  $ 6.88496    $ 8.80389       30,700
   01/01/2010 to 12/31/2010...........  $ 8.80389    $11.16124       41,167
   01/01/2011 to 12/31/2011...........  $11.16124    $11.18202       31,495
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.60826    $ 6.26360            0
   01/01/2009 to 12/31/2009...........  $ 6.26360    $ 7.56354       58,111
   01/01/2010 to 12/31/2010...........  $ 7.56354    $ 8.96219       69,168
   01/01/2011 to 04/29/2011...........  $ 8.96219    $10.05822            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10152    $ 5.57838           676
   01/01/2009 to 12/31/2009...........  $ 5.57838    $ 9.15161        95,127
   01/01/2010 to 12/31/2010...........  $ 9.15161    $11.02430       157,294
   01/01/2011 to 12/31/2011...........  $11.02430    $ 8.65975       107,754
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.01241    $10.67302        12,467
   01/01/2009 to 12/31/2009...........  $10.67302    $11.59095        65,950
   01/01/2010 to 12/31/2010...........  $11.59095    $11.86479       101,552
   01/01/2011 to 12/31/2011...........  $11.86479    $11.95240        88,543
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.29409    $10.59906        59,422
   01/01/2009 to 12/31/2009...........  $10.59906    $12.16820       657,223
   01/01/2010 to 12/31/2010...........  $12.16820    $12.91362       882,950
   01/01/2011 to 12/31/2011...........  $12.91362    $13.12736       762,990
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.92996    $ 8.86059       102,585
   01/01/2009 to 12/31/2009...........  $ 8.86059    $10.47883     1,259,108
   01/01/2010 to 12/31/2010...........  $10.47883    $11.41546     1,554,207
   01/01/2011 to 12/31/2011...........  $11.41546    $11.35900     1,466,171
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01870    $10.07372             0
AST QMA US EQUITY ALPHA PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.94163    $ 6.52358         8,068
   01/01/2009 to 12/31/2009...........  $ 6.52358    $ 7.82975        14,358
   01/01/2010 to 12/31/2010...........  $ 7.82975    $ 8.87493        17,621
   01/01/2011 to 12/31/2011...........  $ 8.87493    $ 9.04620        19,617
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99878    $ 8.91039             0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.72987    $ 7.81125        38,731
   01/01/2009 to 12/31/2009...........  $ 7.81125    $ 9.80559       324,820
   01/01/2010 to 12/31/2010...........  $ 9.80559    $10.80184       483,337
   01/01/2011 to 12/31/2011...........  $10.80184    $10.28267       415,490
AST SMALL-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.39601    $ 6.70943           705
   01/01/2009 to 12/31/2009...........  $ 6.70943    $ 8.85160        23,551
   01/01/2010 to 12/31/2010...........  $ 8.85160    $11.89669        26,640
   01/01/2011 to 12/31/2011...........  $11.89669    $11.60630        22,741

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SMALL-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.06784    $ 6.74497         4,783
   01/01/2009 to 12/31/2009...........  $ 6.74497    $ 8.43952        13,998
   01/01/2010 to 12/31/2010...........  $ 8.43952    $10.47614        15,772
   01/01/2011 to 12/31/2011...........  $10.47614    $ 9.70463        12,494
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.62909    $ 8.13342       143,354
   01/01/2009 to 12/31/2009...........  $ 8.13342    $ 9.94750     1,082,792
   01/01/2010 to 12/31/2010...........  $ 9.94750    $10.93099     1,384,417
   01/01/2011 to 12/31/2011...........  $10.93099    $10.98328     1,295,890
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.82392    $ 6.02931         3,209
   01/01/2009 to 12/31/2009...........  $ 6.02931    $ 7.35383        93,406
   01/01/2010 to 12/31/2010...........  $ 7.35383    $ 8.20464       135,622
   01/01/2011 to 12/31/2011...........  $ 8.20464    $ 7.95100        98,896
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.40359    $10.70540        24,075
   01/01/2009 to 12/31/2009...........  $10.70540    $11.82496        52,543
   01/01/2010 to 12/31/2010...........  $11.82496    $12.31945        62,326
   01/01/2011 to 12/31/2011...........  $12.31945    $12.63813        51,326
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.97292    $ 6.54278           426
   01/01/2009 to 12/31/2009...........  $ 6.54278    $ 9.88646        78,202
   01/01/2010 to 12/31/2010...........  $ 9.88646    $11.28037       103,537
   01/01/2011 to 12/31/2011...........  $11.28037    $10.92552        83,454
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $12.26755    $ 6.71168         9,644
   01/01/2009 to 12/31/2009...........  $ 6.71168    $ 9.87571        98,844
   01/01/2010 to 12/31/2010...........  $ 9.87571    $11.71991       142,687
   01/01/2011 to 12/31/2011...........  $11.71991    $ 9.82426       114,165
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.44830    $ 6.54040         1,591
   01/01/2009 to 12/31/2009...........  $ 6.54040    $ 8.27579       106,324
   01/01/2010 to 12/31/2010...........  $ 8.27579    $ 9.34687       123,298
   01/01/2011 to 12/31/2011...........  $ 9.34687    $ 8.89064       111,031
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.23951    $ 9.32157         6,113
   01/01/2009 to 12/31/2009...........  $ 9.32157    $10.25191       176,679
   01/01/2010 to 12/31/2010...........  $10.25191    $10.88804       214,187
   01/01/2011 to 12/31/2011...........  $10.88804    $11.37369       215,118

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07816     $6.65060       189,020
   01/01/2009 to 12/31/2009...........  $ 6.65060     $8.52218     1,040,630
   01/01/2010 to 12/31/2010...........  $ 8.52218     $9.25603     1,340,982
   01/01/2011 to 12/31/2011...........  $ 9.25603     $8.96715     1,014,326

*  Denotes the start date of these sub-accounts

                               PREMIER B SERIES

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                      STATEMENT OF ADDITIONAL INFORMATION

               ACCUMULATION UNIT VALUES: WITH HAV 40 BPS (1.55%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.62935    $ 9.33172     2,150,966
   01/01/2010 to 12/31/2010...........  $ 9.33172    $10.28882     2,575,846
   01/01/2011 to 12/31/2011...........  $10.28882    $ 9.86254     2,101,519
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.83518    $ 9.72595       713,971
   01/01/2010 to 12/31/2010...........  $ 9.72595    $10.89021       874,964
   01/01/2011 to 12/31/2011...........  $10.89021    $10.73628       804,478
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.51646    $ 8.08917        43,136
   01/01/2010 to 12/31/2010...........  $ 8.08917    $ 9.06867        66,566
   01/01/2011 to 12/31/2011...........  $ 9.06867    $ 9.24936        62,514
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.98281    $ 9.62505     3,063,742
   01/01/2010 to 12/31/2010...........  $ 9.62505    $10.64526     3,682,992
   01/01/2011 to 12/31/2011...........  $10.64526    $10.35559     3,322,498
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99874    $ 9.17470        12,347
AST BLACKROCK VALUE PORTFOLIO
FORMERLY, AST VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.23009    $ 7.89930        47,189
   01/01/2010 to 12/31/2010...........  $ 7.89930    $ 8.74662        42,445
   01/01/2011 to 12/31/2011...........  $ 8.74662    $ 8.57090        37,974
AST BOND PORTFOLIO 2016
   05/01/2009 to 12/31/2009...........  $ 9.69045    $ 9.40418             0
   01/01/2010 to 12/31/2010...........  $ 9.40418    $10.24014             0
   01/01/2011 to 12/31/2011...........  $10.24014    $11.05603             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2018
   05/01/2009 to 12/31/2009...........  $11.40647    $11.16301             0
   01/01/2010 to 12/31/2010...........  $11.16301    $12.22219             0
   01/01/2011 to 12/31/2011...........  $12.22219    $13.67021             0
AST BOND PORTFOLIO 2019
   05/01/2009 to 12/31/2009...........  $11.36722    $11.02965             0
   01/01/2010 to 12/31/2010...........  $11.02965    $12.09526             0
   01/01/2011 to 12/31/2011...........  $12.09526    $13.81329             0
AST BOND PORTFOLIO 2020
   05/01/2009 to 12/31/2009...........  $ 9.38208    $ 8.81338             0
   01/01/2010 to 12/31/2010...........  $ 8.81338    $ 9.70680             0
   01/01/2011 to 12/31/2011...........  $ 9.70680    $11.34394             0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99831    $11.03896             0
   01/01/2011 to 12/31/2011...........  $11.03896    $13.07738             0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99874    $12.05391             0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.36809    $ 9.06844     2,083,500
   01/01/2010 to 12/31/2010...........  $ 9.06844    $10.12452     2,802,840
   01/01/2011 to 12/31/2011...........  $10.12452    $ 9.72831     2,138,495
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.79435    $ 8.37330       370,215
   01/01/2010 to 12/31/2010...........  $ 8.37330    $ 9.42811       570,272
   01/01/2011 to 12/31/2011...........  $ 9.42811    $ 9.06262       409,360
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.48617    $ 8.93400       536,030
   01/01/2010 to 12/31/2010...........  $ 8.93400    $ 9.84613       831,731
   01/01/2011 to 12/31/2011...........  $ 9.84613    $ 9.51998       730,250
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 5.24469    $ 7.94483        16,815
   01/01/2010 to 12/31/2010...........  $ 7.94483    $10.06834        44,201
   01/01/2011 to 12/31/2011...........  $10.06834    $10.56835        39,921
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.00647    $ 7.84248        57,873
   01/01/2010 to 12/31/2010...........  $ 7.84248    $10.23628        43,370
   01/01/2011 to 12/31/2011...........  $10.23628    $ 8.75847        77,555

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.48516    $ 8.96936       223,011
   01/01/2010 to 12/31/2010...........  $ 8.96936    $10.00929       273,406
   01/01/2011 to 12/31/2011...........  $10.00929    $ 9.61303       223,829
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.18902    $ 8.86111     1,105,631
   01/01/2010 to 12/31/2010...........  $ 8.86111    $ 9.97923     1,387,358
   01/01/2011 to 12/31/2011...........  $ 9.97923    $ 9.67928     1,202,340
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.70740    $ 8.19609       646,698
   01/01/2010 to 12/31/2010...........  $ 8.19609    $ 9.60610       804,993
   01/01/2011 to 12/31/2011...........  $ 9.60610    $ 8.87180       574,380
AST GLOBAL REAL ESTATE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 5.73661    $ 8.13797        17,240
   01/01/2010 to 12/31/2010...........  $ 8.13797    $ 9.63255        32,735
   01/01/2011 to 12/31/2011...........  $ 9.63255    $ 9.00776        26,134
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.77091    $ 9.96770       154,802
   01/01/2010 to 12/31/2010...........  $ 9.96770    $10.82533       158,834
   01/01/2011 to 12/31/2011...........  $10.82533    $10.23845       111,586
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.47809    $ 7.83769        57,631
   01/01/2010 to 12/31/2010...........  $ 7.83769    $ 8.71263        77,727
   01/01/2011 to 12/31/2011...........  $ 8.71263    $ 8.10638        66,996
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.78103    $10.46870       142,166
   01/01/2010 to 12/31/2010...........  $10.46870    $12.35275       135,150
   01/01/2011 to 12/31/2011...........  $12.35275    $11.80230        98,379
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.42095    $ 9.54810        73,435
   01/01/2010 to 12/31/2010...........  $ 9.54810    $11.91907        79,799
   01/01/2011 to 12/31/2011...........  $11.91907    $11.89024        58,242
AST HIGH YIELD PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 8.32897    $10.44540        70,653
   01/01/2010 to 12/31/2010...........  $10.44540    $11.67447       101,020
   01/01/2011 to 12/31/2011...........  $11.67447    $11.86124        82,294

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.28019    $ 8.91307       373,383
   01/01/2010 to 12/31/2010...........  $ 8.91307    $ 9.98987       513,492
   01/01/2011 to 12/31/2011...........  $ 9.98987    $ 9.78156       407,142
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.79957    $ 9.26113       812,786
   01/01/2010 to 12/31/2010...........  $ 9.26113    $10.17744     1,042,665
   01/01/2011 to 12/31/2011...........  $10.17744    $ 9.97148       985,917
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.18704    $ 8.12488        54,223
   01/01/2010 to 12/31/2010...........  $ 8.12488    $ 9.16080        53,039
   01/01/2011 to 12/31/2011...........  $ 9.16080    $ 7.85528        48,202
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.87958    $ 8.94211        52,523
   01/01/2010 to 12/31/2010...........  $ 8.94211    $ 9.78154        50,490
   01/01/2011 to 12/31/2011...........  $ 9.78154    $ 8.42354        41,000
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.79830    $11.77700       559,979
   01/01/2010 to 12/31/2010...........  $11.77700    $12.85096       264,802
   01/01/2011 to 12/31/2011...........  $12.85096    $14.22998     3,254,638
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 8.88465    $10.32164       780,192
   01/01/2010 to 12/31/2010...........  $10.32164    $10.90809       784,859
   01/01/2011 to 12/31/2011...........  $10.90809    $10.76681       646,095
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08412    $10.29227           919
   01/01/2010 to 12/31/2010...........  $10.29227    $11.28218         4,167
   01/01/2011 to 12/31/2011...........  $11.28218    $11.18383         4,148
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14551    $10.30208         1,196
   01/01/2010 to 12/31/2010...........  $10.30208    $11.53709         8,663
   01/01/2011 to 12/31/2011...........  $11.53709    $10.69415         8,707
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.54645    $ 8.81640       115,193
   01/01/2010 to 12/31/2010...........  $ 8.81640    $ 9.30432       194,754
   01/01/2011 to 12/31/2011...........  $ 9.30432    $ 8.32407       147,972

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 5.61843    $ 7.13569       74,352
   01/01/2010 to 12/31/2010...........  $ 7.13569    $ 7.95146       75,923
   01/01/2011 to 12/31/2011...........  $ 7.95146    $ 7.50265       55,100
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.08159    $10.97774       42,694
   01/01/2010 to 12/31/2010...........  $10.97774    $12.26034       61,460
   01/01/2011 to 12/31/2011...........  $12.26034    $13.30142       62,136
AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.43574    $ 8.20734      141,702
   01/01/2010 to 12/31/2010...........  $ 8.20734    $ 9.67845      178,562
   01/01/2011 to 12/31/2011...........  $ 9.67845    $ 9.44386      140,635
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.56796    $10.07929       55,620
   01/01/2010 to 12/31/2010...........  $10.07929    $11.12120       75,614
   01/01/2011 to 12/31/2011...........  $11.12120    $10.60861       66,359
AST MFS GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.43687    $ 9.04493       36,854
   01/01/2010 to 12/31/2010...........  $ 9.04493    $10.04560       45,607
   01/01/2011 to 12/31/2011...........  $10.04560    $ 9.83366       30,153
AST MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.60199    $ 8.77984       46,606
   01/01/2010 to 12/31/2010...........  $ 8.77984    $10.68701       61,888
   01/01/2011 to 12/31/2011...........  $10.68701    $10.16087       48,135
AST MONEY MARKET PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.61957    $10.51751      211,045
   01/01/2010 to 12/31/2010...........  $10.51751    $10.35969      214,120
   01/01/2011 to 12/31/2011...........  $10.35969    $10.20379      253,055
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 5.98691    $ 8.13599       58,958
   01/01/2010 to 12/31/2010...........  $ 8.13599    $ 9.88948       87,635
   01/01/2011 to 12/31/2011...........  $ 9.88948    $ 9.49682       61,938
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02865    $10.07295            0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.06533    $ 8.78786       59,462
   01/01/2010 to 12/31/2010...........  $ 8.78786    $11.13543       85,266
   01/01/2011 to 12/31/2011...........  $11.13543    $11.15065       65,249

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.19289    $ 7.54954        50,286
   01/01/2010 to 12/31/2010...........  $ 7.54954    $ 8.94111        91,105
   01/01/2011 to 04/29/2011...........  $ 8.94111    $10.03294             0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.19150    $ 9.14495        96,285
   01/01/2010 to 12/31/2010...........  $ 9.14495    $11.01080       178,201
   01/01/2011 to 12/31/2011...........  $11.01080    $ 8.64490       127,900
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.98561    $11.56999        63,137
   01/01/2010 to 12/31/2010...........  $11.56999    $11.83776        74,666
   01/01/2011 to 12/31/2011...........  $11.83776    $11.91937        67,893
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.93175    $12.14622       586,106
   01/01/2010 to 12/31/2010...........  $12.14622    $12.88400       825,811
   01/01/2011 to 12/31/2011...........  $12.88400    $13.09095       687,328
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 8.99736    $10.45993     1,594,790
   01/01/2010 to 12/31/2010...........  $10.45993    $11.38917     1,966,370
   01/01/2011 to 12/31/2011...........  $11.38917    $11.32728     1,970,053
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01866    $10.07285           229
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.12722    $ 7.81555        32,499
   01/01/2010 to 12/31/2010...........  $ 7.81555    $ 8.85453        48,270
   01/01/2011 to 12/31/2011...........  $ 8.85453    $ 9.02103        30,829
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99874    $ 8.90747             0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.93733    $ 9.78770       406,471
   01/01/2010 to 12/31/2010...........  $ 9.78770    $10.77678       658,939
   01/01/2011 to 12/31/2011...........  $10.77678    $10.25384       567,859
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.70796    $ 8.83559        27,085
   01/01/2010 to 12/31/2010...........  $ 8.83559    $11.86932        54,733
   01/01/2011 to 12/31/2011...........  $11.86932    $11.57388        49,803

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.46967    $ 8.42432        63,865
   01/01/2010 to 12/31/2010...........  $ 8.42432    $10.45223        66,125
   01/01/2011 to 12/31/2011...........  $10.45223    $ 9.67773        66,105
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 8.17622    $ 9.92935     1,629,869
   01/01/2010 to 12/31/2010...........  $ 9.92935    $10.90571     2,057,043
   01/01/2011 to 12/31/2011...........  $10.90571    $10.95260     1,802,519
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 5.72417    $ 7.34030        79,459
   01/01/2010 to 12/31/2010...........  $ 7.34030    $ 8.18554       107,239
   01/01/2011 to 12/31/2011...........  $ 8.18554    $ 7.92860        83,027
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........  $10.60843    $11.80367        41,934
   01/01/2010 to 12/31/2010...........  $11.80367    $12.29119        73,954
   01/01/2011 to 12/31/2011...........  $12.29119    $12.60300        85,891
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.46143    $ 9.86862        92,324
   01/01/2010 to 12/31/2010...........  $ 9.86862    $11.25440       131,302
   01/01/2011 to 12/31/2011...........  $11.25440    $10.89495       102,940
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.35538    $ 9.85783       220,418
   01/01/2010 to 12/31/2010...........  $ 9.85783    $11.69296       312,377
   01/01/2011 to 12/31/2011...........  $11.69296    $ 9.79692       228,194
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 6.48836    $ 8.26091       194,411
   01/01/2010 to 12/31/2010...........  $ 8.26091    $ 9.32545       210,936
   01/01/2011 to 12/31/2011...........  $ 9.32545    $ 8.86601       185,422
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 9.47485    $10.24119       133,103
   01/01/2010 to 12/31/2010...........  $10.24119    $10.87128       225,008
   01/01/2011 to 12/31/2011...........  $10.87128    $11.35046       181,115
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2009 to 12/31/2009...........  $ 6.66160    $ 8.51531       709,795
   01/01/2010 to 12/31/2010...........  $ 8.51531    $ 9.24408     1,005,878
   01/01/2011 to 12/31/2011...........  $ 9.24408    $ 8.95108       725,217

*  Denotes the start date of these sub-accounts

                               PREMIER B SERIES

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                      STATEMENT OF ADDITIONAL INFORMATION

 ACCUMULATION UNIT VALUES: LIFETIME FIVE INCOME BENEFIT, OR HDLT5 ONLY OR HAV
                      AND HD GRO OR HD GRO 60 BPS (1.75%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97003    $10.54251      296,477
   01/01/2007 to 12/31/2007...........  $10.54251    $11.31443      600,202
   01/01/2008 to 12/31/2008...........  $11.31443    $ 7.58029      690,422
   01/01/2009 to 12/31/2009...........  $ 7.58029    $ 9.26448      799,056
   01/01/2010 to 12/31/2010...........  $ 9.26448    $10.19462      806,904
   01/01/2011 to 12/31/2011...........  $10.19462    $ 9.75312      722,709
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98875    $10.48624          986
   01/01/2007 to 12/31/2007...........  $10.48624    $11.28462       83,485
   01/01/2008 to 12/31/2008...........  $11.28462    $ 7.78498      220,600
   01/01/2009 to 12/31/2009...........  $ 7.78498    $ 9.65571      369,600
   01/01/2010 to 12/31/2010...........  $ 9.65571    $10.79033      438,441
   01/01/2011 to 12/31/2011...........  $10.79033    $10.61693      400,750
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98438    $11.02064            0
   01/01/2007 to 12/31/2007...........  $11.02064    $10.81865          782
   01/01/2008 to 12/31/2008...........  $10.81865    $ 6.93814          781
   01/01/2009 to 12/31/2009...........  $ 6.93814    $ 8.03080        6,085
   01/01/2010 to 12/31/2010...........  $ 8.03080    $ 8.98555        6,133
   01/01/2011 to 12/31/2011...........  $ 8.98555    $ 9.14661        8,346
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97944    $10.49898       17,026
   01/01/2007 to 12/31/2007...........  $10.49898    $11.25387       62,593
   01/01/2008 to 12/31/2008...........  $11.25387    $ 7.88566      294,740
   01/01/2009 to 12/31/2009...........  $ 7.88566    $ 9.55557      575,103
   01/01/2010 to 12/31/2010...........  $ 9.55557    $10.54773      604,407
   01/01/2011 to 12/31/2011...........  $10.54773    $10.24057      536,225

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99857    $ 9.16255            0
AST BLACKROCK VALUE PORTFOLIO
FORMERLY, AST VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.94927    $11.01318           57
   01/01/2007 to 12/31/2007...........  $11.01318    $10.95037          339
   01/01/2008 to 12/31/2008...........  $10.95037    $ 6.74756        6,172
   01/01/2009 to 12/31/2009...........  $ 6.74756    $ 7.84238        1,223
   01/01/2010 to 12/31/2010...........  $ 7.84238    $ 8.66644          330
   01/01/2011 to 12/31/2011...........  $ 8.66644    $ 8.47561          539
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........  $ 9.99905    $ 9.38572            0
   01/01/2010 to 12/31/2010...........  $ 9.38572    $10.19992            0
   01/01/2011 to 12/31/2011...........  $10.19992    $10.99092            0
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008..........  $ 9.99858    $12.04396            0
   01/01/2009 to 12/31/2009...........  $12.04396    $11.12056            0
   01/01/2010 to 12/31/2010...........  $11.12056    $12.15179            0
   01/01/2011 to 12/31/2011...........  $12.15179    $13.56492            0
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008..........  $ 9.99858    $12.11286            0
   01/01/2009 to 12/31/2009...........  $12.11286    $10.98780            0
   01/01/2010 to 12/31/2010...........  $10.98780    $12.02578            0
   01/01/2011 to 12/31/2011...........  $12.02578    $13.70693            0
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........  $ 9.99905    $ 8.79604            0
   01/01/2010 to 12/31/2010...........  $ 8.79604    $ 9.66876        1,486
   01/01/2011 to 12/31/2011...........  $ 9.66876    $11.27734            0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99810    $11.01729        6,259
   01/01/2011 to 12/31/2011...........  $11.01729    $13.02623       23,762
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99857    $12.03025       34,654
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97974    $10.60086      109,873
   01/01/2007 to 12/31/2007...........  $10.60086    $11.43120      334,352
   01/01/2008 to 12/31/2008...........  $11.43120    $ 7.30917      337,787
   01/01/2009 to 12/31/2009...........  $ 7.30917    $ 9.00313      451,541
   01/01/2010 to 12/31/2010...........  $ 9.00313    $10.03170      499,833
   01/01/2011 to 12/31/2011...........  $10.03170    $ 9.62010      399,272

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09925    $ 6.69446       50,953
   01/01/2009 to 12/31/2009...........  $ 6.69446    $ 8.34595       77,171
   01/01/2010 to 12/31/2010...........  $ 8.34595    $ 9.37899       79,316
   01/01/2011 to 12/31/2011...........  $ 9.37899    $ 8.99772       53,447
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08108    $ 7.34315       10,314
   01/01/2009 to 12/31/2009...........  $ 7.34315    $ 8.90471       48,728
   01/01/2010 to 12/31/2010...........  $ 8.90471    $ 9.79462       48,886
   01/01/2011 to 12/31/2011...........  $ 9.79462    $ 9.45152       42,529
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.88701    $12.11318           34
   01/01/2007 to 12/31/2007...........  $12.11318    $ 9.53033          203
   01/01/2008 to 12/31/2008...........  $ 9.53033    $ 6.08313          202
   01/01/2009 to 12/31/2009...........  $ 6.08313    $ 7.88735          165
   01/01/2010 to 12/31/2010...........  $ 7.88735    $ 9.97588          278
   01/01/2011 to 12/31/2011...........  $ 9.97588    $10.45070          470
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98285    $10.45147           20
   01/01/2007 to 12/31/2007...........  $10.45147    $ 8.44578          940
   01/01/2008 to 07/18/2008...........  $ 8.44578    $ 7.73525            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99857    $ 9.94478            0
   01/01/2007 to 12/31/2007...........  $ 9.94478    $10.86864          369
   01/01/2008 to 12/31/2008...........  $10.86864    $ 5.97180          367
   01/01/2009 to 12/31/2009...........  $ 5.97180    $ 7.78612          832
   01/01/2010 to 12/31/2010...........  $ 7.78612    $10.14271          360
   01/01/2011 to 12/31/2011...........  $10.14271    $ 8.66144        1,496
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10358    $ 7.50322            0
   01/01/2009 to 12/31/2009...........  $ 7.50322    $ 8.93974        5,524
   01/01/2010 to 12/31/2010...........  $ 8.93974    $ 9.95667        5,317
   01/01/2011 to 12/31/2011...........  $ 9.95667    $ 9.54376        4,701
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99857    $10.52216        8,973
   01/01/2007 to 12/31/2007...........  $10.52216    $11.22519       65,964
   01/01/2008 to 12/31/2008...........  $11.22519    $ 7.22737      179,253
   01/01/2009 to 12/31/2009...........  $ 7.22737    $ 8.79712      241,871
   01/01/2010 to 12/31/2010...........  $ 8.79712    $ 9.88773      247,345
   01/01/2011 to 12/31/2011...........  $ 9.88773    $ 9.57167      219,031

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99857    $10.30127            0
   01/01/2007 to 12/31/2007...........  $10.30127    $11.27901       53,457
   01/01/2008 to 12/31/2008...........  $11.27901    $ 6.57207      168,928
   01/01/2009 to 12/31/2009...........  $ 6.57207    $ 8.13678      256,354
   01/01/2010 to 12/31/2010...........  $ 8.13678    $ 9.51787      292,307
   01/01/2011 to 12/31/2011...........  $ 9.51787    $ 8.77313      236,537
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99858    $ 7.47065        7,730
   01/01/2009 to 11/13/2009...........  $ 7.47065    $ 8.35030            0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17526    $ 6.11150            0
   01/01/2009 to 12/31/2009...........  $ 6.11150    $ 8.11460            0
   01/01/2010 to 12/31/2010...........  $ 8.11460    $ 9.58600            0
   01/01/2011 to 12/31/2011...........  $ 9.58600    $ 8.94656            0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.93493    $10.24906           60
   01/01/2007 to 12/31/2007...........  $10.24906    $11.48125        5,896
   01/01/2008 to 12/31/2008...........  $11.48125    $ 6.73972        5,299
   01/01/2009 to 12/31/2009...........  $ 6.73972    $ 9.89579        6,378
   01/01/2010 to 12/31/2010...........  $ 9.89579    $10.72625        3,409
   01/01/2011 to 12/31/2011...........  $10.72625    $10.12478        2,741
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96053    $11.03108            0
   01/01/2007 to 12/31/2007...........  $11.03108    $11.39626            0
   01/01/2008 to 12/31/2008...........  $11.39626    $ 6.64269        5,583
   01/01/2009 to 12/31/2009...........  $ 6.64269    $ 7.78118       12,477
   01/01/2010 to 12/31/2010...........  $ 7.78118    $ 8.63286       12,151
   01/01/2011 to 12/31/2011...........  $ 8.63286    $ 8.01634        6,868
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95792    $ 9.86401           41
   01/01/2007 to 12/31/2007...........  $ 9.86401    $11.56909          545
   01/01/2008 to 12/31/2008...........  $11.56909    $ 6.73180        6,242
   01/01/2009 to 12/31/2009...........  $ 6.73180    $10.39351        4,065
   01/01/2010 to 12/31/2010...........  $10.39351    $12.24001        4,433
   01/01/2011 to 12/31/2011...........  $12.24001    $11.67165        3,430
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03346    $ 7.63699            0
   01/01/2009 to 12/31/2009...........  $ 7.63699    $ 9.52067        1,582
   01/01/2010 to 12/31/2010...........  $ 9.52067    $11.86158        2,472
   01/01/2011 to 12/31/2011...........  $11.86158    $11.80975        2,405

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST HIGH YIELD PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99857    $10.56250            0
   01/01/2007 to 12/31/2007...........  $10.56250    $10.63742            0
   01/01/2008 to 12/31/2008...........  $10.63742    $ 7.78400          709
   01/01/2009 to 12/31/2009...........  $ 7.78400    $10.37011        7,853
   01/01/2010 to 12/31/2010...........  $10.37011    $11.56763        6,755
   01/01/2011 to 12/31/2011...........  $11.56763    $11.72970        5,559
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11177    $ 7.13625        2,904
   01/01/2009 to 12/31/2009...........  $ 7.13625    $ 8.88380        3,054
   01/01/2010 to 12/31/2010...........  $ 8.88380    $ 9.93736        3,349
   01/01/2011 to 12/31/2011...........  $ 9.93736    $ 9.71107        2,618
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08926    $ 7.61215       41,374
   01/01/2009 to 12/31/2009...........  $ 7.61215    $ 9.23061      100,308
   01/01/2010 to 12/31/2010...........  $ 9.23061    $10.12402      106,820
   01/01/2011 to 12/31/2011...........  $10.12402    $ 9.89972       99,903
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99209    $10.60171           20
   01/01/2007 to 12/31/2007...........  $10.60171    $12.40345          938
   01/01/2008 to 12/31/2008...........  $12.40345    $ 6.06655          937
   01/01/2009 to 12/31/2009...........  $ 6.06655    $ 8.06631          926
   01/01/2010 to 12/31/2010...........  $ 8.06631    $ 9.07693          924
   01/01/2011 to 12/31/2011...........  $ 9.07693    $ 7.76802          923
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2006* to 12/31/2006..........  $10.01024    $10.86454           20
   01/01/2007 to 12/31/2007...........  $10.86454    $12.57772          206
   01/01/2008 to 12/31/2008...........  $12.57772    $ 6.92187          543
   01/01/2009 to 12/31/2009...........  $ 6.92187    $ 8.87760          525
   01/01/2010 to 12/31/2010...........  $ 8.87760    $ 9.69193          170
   01/01/2011 to 12/31/2011...........  $ 9.69193    $ 8.33006          169
AST INVESTMENT GRADE BOND PORTFOLIO
   01/28/2008* to 12/31/2008..........  $ 9.99858    $10.72532      305,593
   01/01/2009 to 12/31/2009...........  $10.72532    $11.73237      118,263
   01/01/2010 to 12/31/2010...........  $11.73237    $12.77720       87,294
   01/01/2011 to 12/31/2011...........  $12.77720    $14.12060      371,651
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96723    $10.53489            0
   01/01/2007 to 12/31/2007...........  $10.53489    $10.55381       29,314
   01/01/2008 to 12/31/2008...........  $10.55381    $ 8.54506      224,911
   01/01/2009 to 12/31/2009...........  $ 8.54506    $10.24727      340,120
   01/01/2010 to 12/31/2010...........  $10.24727    $10.80817      395,985
   01/01/2011 to 12/31/2011...........  $10.80817    $10.64726      356,253

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08396    $10.28967            0
   01/01/2010 to 12/31/2010...........  $10.28967    $11.25705            0
   01/01/2011 to 12/31/2011...........  $11.25705    $11.13692            0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14535    $10.29945            0
   01/01/2010 to 12/31/2010...........  $10.29945    $11.51148        1,007
   01/01/2011 to 12/31/2011...........  $11.51148    $10.64939          419
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99857    $10.57842            0
   01/01/2007 to 12/31/2007...........  $10.57842    $11.37690        4,216
   01/01/2008 to 12/31/2008...........  $11.37690    $ 6.55421        4,608
   01/01/2009 to 12/31/2009...........  $ 6.55421    $ 8.75281       12,553
   01/01/2010 to 12/31/2010...........  $ 8.75281    $ 9.21909        8,811
   01/01/2011 to 12/31/2011...........  $ 9.21909    $ 8.23160        6,958
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95990    $11.00919            0
   01/01/2007 to 12/31/2007...........  $11.00919    $10.49565          182
   01/01/2008 to 12/31/2008...........  $10.49565    $ 6.03521        4,914
   01/01/2009 to 12/31/2009...........  $ 6.03521    $ 7.08407        4,584
   01/01/2010 to 12/31/2010...........  $ 7.08407    $ 7.87845        4,425
   01/01/2011 to 12/31/2011...........  $ 7.87845    $ 7.41911            0
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99857    $10.47669            0
   01/01/2007 to 12/31/2007...........  $10.47669    $10.92227            0
   01/01/2008 to 12/31/2008...........  $10.92227    $ 8.23823            0
   01/01/2009 to 12/31/2009...........  $ 8.23823    $10.89824        4,049
   01/01/2010 to 12/31/2010...........  $10.89824    $12.14768        3,777
   01/01/2011 to 12/31/2011...........  $12.14768    $13.15337        3,454
AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.94804    $10.21374            0
   01/01/2007 to 12/31/2007...........  $10.21374    $11.53918            0
   01/01/2008 to 12/31/2008...........  $11.53918    $ 6.38917        6,023
   01/01/2009 to 12/31/2009...........  $ 6.38917    $ 8.14798        5,625
   01/01/2010 to 12/31/2010...........  $ 8.14798    $ 9.58964        5,074
   01/01/2011 to 12/31/2011...........  $ 9.58964    $ 9.33879        4,654

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96011    $11.10079            0
   01/01/2007 to 12/31/2007...........  $11.10079    $11.93449            0
   01/01/2008 to 12/31/2008...........  $11.93449    $ 7.74226            0
   01/01/2009 to 12/31/2009...........  $ 7.74226    $10.00657        1,464
   01/01/2010 to 12/31/2010...........  $10.00657    $11.01926        2,575
   01/01/2011 to 12/31/2011...........  $11.01926    $10.49074        1,566
AST MFS GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.93168    $10.38005            0
   01/01/2007 to 12/31/2007...........  $10.38005    $11.74189            0
   01/01/2008 to 12/31/2008...........  $11.74189    $ 7.35047            0
   01/01/2009 to 12/31/2009...........  $ 7.35047    $ 8.97986        3,172
   01/01/2010 to 12/31/2010...........  $ 8.97986    $ 9.95374        5,925
   01/01/2011 to 12/31/2011...........  $ 9.95374    $ 9.72471        4,461
AST MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.92901    $10.39990            0
   01/01/2007 to 12/31/2007...........  $10.39990    $10.50138            0
   01/01/2008 to 12/31/2008...........  $10.50138    $ 6.38584            0
   01/01/2009 to 12/31/2009...........  $ 6.38584    $ 8.71638          415
   01/01/2010 to 12/31/2010...........  $ 8.71638    $10.58897            0
   01/01/2011 to 12/31/2011...........  $10.58897    $10.04800          203
AST MONEY MARKET PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99975    $10.20465            0
   01/01/2007 to 12/31/2007...........  $10.20465    $10.51994          195
   01/01/2008 to 12/31/2008...........  $10.51994    $10.59840       13,341
   01/01/2009 to 12/31/2009...........  $10.59840    $10.44180       23,672
   01/01/2010 to 12/31/2010...........  $10.44180    $10.26477       24,268
   01/01/2011 to 12/31/2011...........  $10.26477    $10.09057       27,101
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.03571    $10.15678           40
   01/01/2007 to 12/31/2007...........  $10.15678    $10.29756        2,221
   01/01/2008 to 12/31/2008...........  $10.29756    $ 5.84357        2,692
   01/01/2009 to 12/31/2009...........  $ 5.84357    $ 8.07728        5,882
   01/01/2010 to 12/31/2010...........  $ 8.07728    $ 9.79886        5,031
   01/01/2011 to 12/31/2011...........  $ 9.79886    $ 9.39128        3,529
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02848    $10.06951            0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96496    $10.19976            0
   01/01/2007 to 12/31/2007...........  $10.19976    $12.24905        1,265
   01/01/2008 to 12/31/2008...........  $12.24905    $ 6.83966        1,261
   01/01/2009 to 12/31/2009...........  $ 6.83966    $ 8.72450        2,766
   01/01/2010 to 12/31/2010...........  $ 8.72450    $11.03351        3,202
   01/01/2011 to 12/31/2011...........  $11.03351    $11.02690        2,955

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98799    $ 9.44486           22
   01/01/2007 to 12/31/2007...........  $ 9.44486    $11.01865          131
   01/01/2008 to 12/31/2008...........  $11.01865    $ 6.22235          209
   01/01/2009 to 12/31/2009...........  $ 6.22235    $ 7.49518        2,076
   01/01/2010 to 12/31/2010...........  $ 7.49518    $ 8.85927        2,872
   01/01/2011 to 04/29/2011...........  $ 8.85927    $ 9.93478            0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10132    $ 5.57216            0
   01/01/2009 to 12/31/2009...........  $ 5.57216    $ 9.11891        5,826
   01/01/2010 to 12/31/2010...........  $ 9.11891    $10.95795        8,612
   01/01/2011 to 12/31/2011...........  $10.95795    $ 8.58654        7,077
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98017    $10.16612            0
   01/01/2007 to 12/31/2007...........  $10.16612    $10.66960            0
   01/01/2008 to 12/31/2008...........  $10.66960    $10.60295          148
   01/01/2009 to 12/31/2009...........  $10.60295    $11.48658        1,620
   01/01/2010 to 12/31/2010...........  $11.48658    $11.72926        6,589
   01/01/2011 to 12/31/2011...........  $11.72926    $11.78694       24,934
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.97123    $10.29870           40
   01/01/2007 to 12/31/2007...........  $10.29870    $10.96160        6,009
   01/01/2008 to 12/31/2008...........  $10.96160    $10.52960       30,426
   01/01/2009 to 12/31/2009...........  $10.52960    $12.05880       65,080
   01/01/2010 to 12/31/2010...........  $12.05880    $12.76610       63,030
   01/01/2011 to 12/31/2011...........  $12.76610    $12.94556       49,106
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97916    $10.41199        6,955
   01/01/2007 to 12/31/2007...........  $10.41199    $11.12416       51,293
   01/01/2008 to 12/31/2008...........  $11.12416    $ 8.80243      165,915
   01/01/2009 to 12/31/2009...........  $ 8.80243    $10.38444      312,015
   01/01/2010 to 12/31/2010...........  $10.38444    $11.28481      302,437
   01/01/2011 to 12/31/2011...........  $11.28481    $11.20146      269,971
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01849    $10.06939            0
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95080    $10.72630            0
   01/01/2007 to 12/31/2007...........  $10.72630    $10.76050            0
   01/01/2008 to 12/31/2008...........  $10.76050    $ 6.48081          616
   01/01/2009 to 12/31/2009...........  $ 6.48081    $ 7.75928        1,147
   01/01/2010 to 12/31/2010...........  $ 7.75928    $ 8.77355        1,278
   01/01/2011 to 12/31/2011...........  $ 8.77355    $ 8.92102          787

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99857    $ 8.89568            0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98433    $10.56714            0
   01/01/2007 to 12/31/2007...........  $10.56714    $11.31065          150
   01/01/2008 to 12/31/2008...........  $11.31065    $ 7.75997       28,016
   01/01/2009 to 12/31/2009...........  $ 7.75997    $ 9.71715       42,143
   01/01/2010 to 12/31/2010...........  $ 9.71715    $10.67818       43,829
   01/01/2011 to 12/31/2011...........  $10.67818    $10.13994       35,786
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.90506    $ 9.90872            0
   01/01/2007 to 12/31/2007...........  $ 9.90872    $10.43378            0
   01/01/2008 to 12/31/2008...........  $10.43378    $ 6.66531            0
   01/01/2009 to 12/31/2009...........  $ 6.66531    $ 8.77180          100
   01/01/2010 to 12/31/2010...........  $ 8.77180    $11.76047           80
   01/01/2011 to 12/31/2011...........  $11.76047    $11.44523          256
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99240    $10.45801            0
   01/01/2007 to 12/31/2007...........  $10.45801    $ 9.70078        1,910
   01/01/2008 to 12/31/2008...........  $ 9.70078    $ 6.70059        2,949
   01/01/2009 to 12/31/2009...........  $ 6.70059    $ 8.36348        3,405
   01/01/2010 to 12/31/2010...........  $ 8.36348    $10.35634        1,232
   01/01/2011 to 12/31/2011...........  $10.35634    $ 9.57011        1,072
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96810    $10.62508        3,766
   01/01/2007 to 12/31/2007...........  $10.62508    $11.10168      116,538
   01/01/2008 to 12/31/2008...........  $11.10168    $ 8.07989      169,999
   01/01/2009 to 12/31/2009...........  $ 8.07989    $ 9.85774      381,971
   01/01/2010 to 12/31/2010...........  $ 9.85774    $10.80580      453,599
   01/01/2011 to 12/31/2011...........  $10.80580    $10.83087      454,470
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95042    $11.06626            0
   01/01/2007 to 12/31/2007...........  $11.06626    $10.48707        4,714
   01/01/2008 to 12/31/2008...........  $10.48707    $ 5.98961        4,814
   01/01/2009 to 12/31/2009...........  $ 5.98961    $ 7.28736        6,506
   01/01/2010 to 12/31/2010...........  $ 7.28736    $ 8.11059        3,203
   01/01/2011 to 12/31/2011...........  $ 8.11059    $ 7.84060        2,363

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98957    $10.29346           40
   01/01/2007 to 12/31/2007...........  $10.29346    $11.09132          344
   01/01/2008 to 12/31/2008...........  $11.09132    $10.63511        1,001
   01/01/2009 to 12/31/2009...........  $10.63511    $11.71854          755
   01/01/2010 to 12/31/2010...........  $11.71854    $12.17856        1,010
   01/01/2011 to 12/31/2011...........  $12.17856    $12.46302        1,898
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.94009    $10.46223            0
   01/01/2007 to 12/31/2007...........  $10.46223    $11.12804          821
   01/01/2008 to 12/31/2008...........  $11.12804    $ 6.49978          821
   01/01/2009 to 12/31/2009...........  $ 6.49978    $ 9.79749        2,681
   01/01/2010 to 12/31/2010...........  $ 9.79749    $11.15143        2,027
   01/01/2011 to 12/31/2011...........  $11.15143    $10.77407        2,506
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.14742    $ 9.82387            0
   01/01/2007 to 12/31/2007...........  $ 9.82387    $13.56505          892
   01/01/2008 to 12/31/2008...........  $13.56505    $ 6.66754        1,029
   01/01/2009 to 12/31/2009...........  $ 6.66754    $ 9.78660        6,126
   01/01/2010 to 12/31/2010...........  $ 9.78660    $11.58555        6,341
   01/01/2011 to 12/31/2011...........  $11.58555    $ 9.68778        5,820
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97067    $10.64737          986
   01/01/2007 to 12/31/2007...........  $10.64737    $11.46345       13,784
   01/01/2008 to 12/31/2008...........  $11.46345    $ 6.49753       13,782
   01/01/2009 to 12/31/2009...........  $ 6.49753    $ 8.20138       22,545
   01/01/2010 to 12/31/2010...........  $ 8.20138    $ 9.24013       22,005
   01/01/2011 to 12/31/2011...........  $ 9.24013    $ 8.76758       31,225
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99857    $ 9.97857            0
   01/01/2008 to 12/31/2008...........  $ 9.97857    $ 9.29580        1,988
   01/01/2009 to 12/31/2009...........  $ 9.29580    $10.19841        6,374
   01/01/2010 to 12/31/2010...........  $10.19841    $10.80459        5,721
   01/01/2011 to 12/31/2011...........  $10.80459    $11.25875        4,444
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07809    $ 6.63967       50,618
   01/01/2009 to 12/31/2009...........  $ 6.63967    $ 8.48729      188,039
   01/01/2010 to 12/31/2010...........  $ 8.48729    $ 9.19556      216,286
   01/01/2011 to 12/31/2011...........  $ 9.19556    $ 8.88658      156,948

*  Denotes the start date of these sub-accounts

                               PREMIER B SERIES

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                      STATEMENT OF ADDITIONAL INFORMATION
  ACCUMULATION UNIT VALUES: SPOUSAL LIFETIME FIVE INCOME BENEFIT ONLY (1.90%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.39927    $10.98569       50,621
   01/01/2007 to 12/31/2007...........  $10.98569    $11.77245       52,178
   01/01/2008 to 12/31/2008...........  $11.77245    $ 7.87551       81,366
   01/01/2009 to 12/31/2009...........  $ 7.87551    $ 9.61124      459,255
   01/01/2010 to 12/31/2010...........  $ 9.61124    $10.56057      547,140
   01/01/2011 to 12/31/2011...........  $10.56057    $10.08836      450,724
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.14643    $10.64132        5,352
   01/01/2007 to 12/31/2007...........  $10.64132    $11.43460        5,703
   01/01/2008 to 12/31/2008...........  $11.43460    $ 7.87680       34,545
   01/01/2009 to 12/31/2009...........  $ 7.87680    $ 9.75519      131,788
   01/01/2010 to 12/31/2010...........  $ 9.75519    $10.88553      135,608
   01/01/2011 to 12/31/2011...........  $10.88553    $10.69481      114,020
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.72581    $11.82754            0
   01/01/2007 to 12/31/2007...........  $11.82754    $11.59346            0
   01/01/2008 to 12/31/2008...........  $11.59346    $ 7.42411            0
   01/01/2009 to 12/31/2009...........  $ 7.42411    $ 8.58067       27,509
   01/01/2010 to 12/31/2010...........  $ 8.58067    $ 9.58667       30,823
   01/01/2011 to 12/31/2011...........  $ 9.58667    $ 9.74413       29,907
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.34964    $10.87782       25,499
   01/01/2007 to 12/31/2007...........  $10.87782    $11.64277       24,633
   01/01/2008 to 12/31/2008...........  $11.64277    $ 8.14626       34,831
   01/01/2009 to 12/31/2009...........  $ 8.14626    $ 9.85682      514,826
   01/01/2010 to 12/31/2010...........  $ 9.85682    $10.86424      623,828
   01/01/2011 to 12/31/2011...........  $10.86424    $10.53238      513,328

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99793    $ 9.15301            0
AST BLACKROCK VALUE PORTFOLIO
FORMERLY, AST VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.55276    $12.77562            0
   01/01/2007 to 12/31/2007...........  $12.77562    $12.68399            0
   01/01/2008 to 12/31/2008...........  $12.68399    $ 7.80431            0
   01/01/2009 to 12/31/2009...........  $ 7.80431    $ 9.05722        4,729
   01/01/2010 to 12/31/2010...........  $ 9.05722    $ 9.99424       10,725
   01/01/2011 to 12/31/2011...........  $ 9.99424    $ 9.75979        6,851
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........  $ 9.99897    $ 9.37189            0
   01/01/2010 to 12/31/2010...........  $ 9.37189    $10.16992            0
   01/01/2011 to 12/31/2011...........  $10.16992    $10.94263            0
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008..........  $ 9.99846    $12.02740        2,716
   01/01/2009 to 12/31/2009...........  $12.02740    $11.08899       13,607
   01/01/2010 to 12/31/2010...........  $11.08899    $12.09943            0
   01/01/2011 to 12/31/2011...........  $12.09943    $13.48663            0
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008..........  $ 9.99846    $12.09626        2,440
   01/01/2009 to 12/31/2009...........  $12.09626    $10.95660        9,277
   01/01/2010 to 12/31/2010...........  $10.95660    $11.97397        2,796
   01/01/2011 to 12/31/2011...........  $11.97397    $13.62798            0
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........  $ 9.99897    $ 8.78306            0
   01/01/2010 to 12/31/2010...........  $ 8.78306    $ 9.64023      124,160
   01/01/2011 to 12/31/2011...........  $ 9.64023    $11.22759       31,645
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99794    $11.00110      119,889
   01/01/2011 to 12/31/2011...........  $11.00110    $12.98795       42,207
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99845    $12.01256      129,732
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.51837    $11.16214       84,776
   01/01/2007 to 12/31/2007...........  $11.16214    $12.01860       83,475
   01/01/2008 to 12/31/2008...........  $12.01860    $ 7.67349      163,098
   01/01/2009 to 12/31/2009...........  $ 7.67349    $ 9.43787      756,117
   01/01/2010 to 12/31/2010...........  $ 9.43787    $10.50081      841,809
   01/01/2011 to 12/31/2011...........  $10.50081    $10.05525      664,857

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09921    $ 6.68783        6,753
   01/01/2009 to 12/31/2009...........  $ 6.68783    $ 8.32531       98,458
   01/01/2010 to 12/31/2010...........  $ 8.32531    $ 9.34197      216,833
   01/01/2011 to 12/31/2011...........  $ 9.34197    $ 8.94898      157,873
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08104    $ 7.33582        3,160
   01/01/2009 to 12/31/2009...........  $ 7.33582    $ 8.88278       62,367
   01/01/2010 to 12/31/2010...........  $ 8.88278    $ 9.75608      188,331
   01/01/2011 to 12/31/2011...........  $ 9.75608    $ 9.40046      153,263
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $13.14998    $16.09509            0
   01/01/2007 to 12/31/2007...........  $16.09509    $12.64447            0
   01/01/2008 to 12/31/2008...........  $12.64447    $ 8.05893            0
   01/01/2009 to 12/31/2009...........  $ 8.05893    $10.43374          769
   01/01/2010 to 12/31/2010...........  $10.43374    $13.17714        4,215
   01/01/2011 to 12/31/2011...........  $13.17714    $13.78398        2,362
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.25302    $11.76968            0
   01/01/2007 to 12/31/2007...........  $11.76968    $ 9.49700            0
   01/01/2008 to 07/18/2008...........  $ 9.49700    $ 8.69104            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.19699    $12.11939            0
   01/01/2007 to 12/31/2007...........  $12.11939    $13.22558            0
   01/01/2008 to 12/31/2008...........  $13.22558    $ 7.25607        1,551
   01/01/2009 to 12/31/2009...........  $ 7.25607    $ 9.44657          419
   01/01/2010 to 12/31/2010...........  $ 9.44657    $12.28759          552
   01/01/2011 to 12/31/2011...........  $12.28759    $10.47763       13,228
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10354    $ 7.49581        2,850
   01/01/2009 to 12/31/2009...........  $ 7.49581    $ 8.91773       32,521
   01/01/2010 to 12/31/2010...........  $ 8.91773    $ 9.91745       34,121
   01/01/2011 to 12/31/2011...........  $ 9.91745    $ 9.49220       29,657
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.04664    $10.56241        2,702
   01/01/2007 to 12/31/2007...........  $10.56241    $11.25138        4,547
   01/01/2008 to 12/31/2008...........  $11.25138    $ 7.23357        8,653
   01/01/2009 to 12/31/2009...........  $ 7.23357    $ 8.79176       59,158
   01/01/2010 to 12/31/2010...........  $ 8.79176    $ 9.86717      122,916
   01/01/2011 to 12/31/2011...........  $ 9.86717    $ 9.53771      106,370

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.16637    $10.46392        2,113
   01/01/2007 to 12/31/2007...........  $10.46392    $11.44013        2,112
   01/01/2008 to 12/31/2008...........  $11.44013    $ 6.65616       17,871
   01/01/2009 to 12/31/2009...........  $ 6.65616    $ 8.22871      194,848
   01/01/2010 to 12/31/2010...........  $ 8.22871    $ 9.61112      231,128
   01/01/2011 to 12/31/2011...........  $ 9.61112    $ 8.84603      139,885
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99846    $ 7.46564          830
   01/01/2009 to 11/13/2009...........  $ 7.46564    $ 8.33415            0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17514    $ 6.10747            0
   01/01/2009 to 12/31/2009...........  $ 6.10747    $ 8.09735        5,233
   01/01/2010 to 12/31/2010...........  $ 8.09735    $ 9.55158        6,010
   01/01/2011 to 12/31/2011...........  $ 9.55158    $ 8.90131        4,981
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.24704    $11.59121            0
   01/01/2007 to 12/31/2007...........  $11.59121    $12.96551            0
   01/01/2008 to 12/31/2008...........  $12.96551    $ 7.59977          454
   01/01/2009 to 12/31/2009...........  $ 7.59977    $11.14229       16,802
   01/01/2010 to 12/31/2010...........  $11.14229    $12.05954       19,798
   01/01/2011 to 12/31/2011...........  $12.05954    $11.36664       14,398
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.65822    $11.79214            0
   01/01/2007 to 12/31/2007...........  $11.79214    $12.16446            0
   01/01/2008 to 12/31/2008...........  $12.16446    $ 7.08000            0
   01/01/2009 to 12/31/2009...........  $ 7.08000    $ 8.28115       15,497
   01/01/2010 to 12/31/2010...........  $ 8.28115    $ 9.17397       14,804
   01/01/2011 to 12/31/2011...........  $ 9.17397    $ 8.50626       12,131
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.12778    $11.01205            0
   01/01/2007 to 12/31/2007...........  $11.01205    $12.89631            0
   01/01/2008 to 12/31/2008...........  $12.89631    $ 7.49295          508
   01/01/2009 to 12/31/2009...........  $ 7.49295    $11.55150       21,686
   01/01/2010 to 12/31/2010...........  $11.55150    $13.58365       27,187
   01/01/2011 to 12/31/2011...........  $13.58365    $12.93390       14,769
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03334    $ 7.63187            0
   01/01/2009 to 12/31/2009...........  $ 7.63187    $ 9.50032       20,133
   01/01/2010 to 12/31/2010...........  $ 9.50032    $11.81873       26,327
   01/01/2011 to 12/31/2011...........  $11.81873    $11.74963       16,354

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST HIGH YIELD PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.09677    $10.65578            0
   01/01/2007 to 12/31/2007...........  $10.65578    $10.71545            0
   01/01/2008 to 12/31/2008...........  $10.71545    $ 7.82946            0
   01/01/2009 to 12/31/2009...........  $ 7.82946    $10.41539        8,617
   01/01/2010 to 12/31/2010...........  $10.41539    $11.60106        8,821
   01/01/2011 to 12/31/2011...........  $11.60106    $11.74628        7,557
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11173    $ 7.12925        3,098
   01/01/2009 to 12/31/2009...........  $ 7.12925    $ 8.86201       51,073
   01/01/2010 to 12/31/2010...........  $ 8.86201    $ 9.89847       81,692
   01/01/2011 to 12/31/2011...........  $ 9.89847    $ 9.65878       78,604
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08922    $ 7.60464        3,655
   01/01/2009 to 12/31/2009...........  $ 7.60464    $ 9.20795      169,953
   01/01/2010 to 12/31/2010...........  $ 9.20795    $10.08437      246,741
   01/01/2011 to 12/31/2011...........  $10.08437    $ 9.84640      224,887
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99197    $10.59108            0
   01/01/2007 to 12/31/2007...........  $10.59108    $12.37266            0
   01/01/2008 to 12/31/2008...........  $12.37266    $ 6.04263            0
   01/01/2009 to 12/31/2009...........  $ 6.04263    $ 8.02258       11,074
   01/01/2010 to 12/31/2010...........  $ 8.02258    $ 9.01442       17,704
   01/01/2011 to 12/31/2011...........  $ 9.01442    $ 7.70310       13,585
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2006* to 12/31/2006..........  $10.01012    $10.85384            0
   01/01/2007 to 12/31/2007...........  $10.85384    $12.54671            0
   01/01/2008 to 12/31/2008...........  $12.54671    $ 6.89463            0
   01/01/2009 to 12/31/2009...........  $ 6.89463    $ 8.82960        8,210
   01/01/2010 to 12/31/2010...........  $ 8.82960    $ 9.62539       14,616
   01/01/2011 to 12/31/2011...........  $ 9.62539    $ 8.26071       11,572
AST INVESTMENT GRADE BOND PORTFOLIO
   01/28/2008* to 12/31/2008..........  $ 9.99846    $10.71068            0
   01/01/2009 to 12/31/2009...........  $10.71068    $11.69915            0
   01/01/2010 to 12/31/2010...........  $11.69915    $12.72222            0
   01/01/2011 to 12/31/2011...........  $12.72222    $14.03915      734,889
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.95216    $11.56456            0
   01/01/2007 to 12/31/2007...........  $11.56456    $11.56821            0
   01/01/2008 to 12/31/2008...........  $11.56821    $ 9.35251       39,119
   01/01/2009 to 12/31/2009...........  $ 9.35251    $11.19913       73,978
   01/01/2010 to 12/31/2010...........  $11.19913    $11.79468       48,426
   01/01/2011 to 12/31/2011...........  $11.79468    $11.60212       49,180

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08384    $10.28767            0
   01/01/2010 to 12/31/2010...........  $10.28767    $11.23842            0
   01/01/2011 to 12/31/2011...........  $11.23842    $11.10228            0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14522    $10.29744            0
   01/01/2010 to 12/31/2010...........  $10.29744    $11.49224        5,530
   01/01/2011 to 12/31/2011...........  $11.49224    $10.61596        2,477
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.12272    $12.81320            0
   01/01/2007 to 12/31/2007...........  $12.81320    $13.75995            0
   01/01/2008 to 12/31/2008...........  $13.75995    $ 7.91534          764
   01/01/2009 to 12/31/2009...........  $ 7.91534    $10.55484       27,364
   01/01/2010 to 12/31/2010...........  $10.55484    $11.10084       29,556
   01/01/2011 to 12/31/2011...........  $11.10084    $ 9.89724       16,203
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.09247    $12.24906            0
   01/01/2007 to 12/31/2007...........  $12.24906    $11.66043            0
   01/01/2008 to 12/31/2008...........  $11.66043    $ 6.69520          431
   01/01/2009 to 12/31/2009...........  $ 6.69520    $ 7.84723       10,059
   01/01/2010 to 12/31/2010...........  $ 7.84723    $ 8.71427       10,566
   01/01/2011 to 12/31/2011...........  $ 8.71427    $ 8.19415        1,091
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.22221    $10.70056            0
   01/01/2007 to 12/31/2007...........  $10.70056    $11.13919            0
   01/01/2008 to 12/31/2008...........  $11.13919    $ 8.38953            0
   01/01/2009 to 12/31/2009...........  $ 8.38953    $11.08201        6,692
   01/01/2010 to 12/31/2010...........  $11.08201    $12.33428        6,398
   01/01/2011 to 12/31/2011...........  $12.33428    $13.33584        5,812
AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.16512    $11.45220            0
   01/01/2007 to 12/31/2007...........  $11.45220    $12.91932            0
   01/01/2008 to 12/31/2008...........  $12.91932    $ 7.14281            0
   01/01/2009 to 12/31/2009...........  $ 7.14281    $ 9.09565       38,033
   01/01/2010 to 12/31/2010...........  $ 9.09565    $10.68915       44,092
   01/01/2011 to 12/31/2011...........  $10.68915    $10.39424       22,878

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.45716    $12.75677            0
   01/01/2007 to 12/31/2007...........  $12.75677    $13.69463            0
   01/01/2008 to 12/31/2008...........  $13.69463    $ 8.87094          222
   01/01/2009 to 12/31/2009...........  $ 8.87094    $11.44852        4,567
   01/01/2010 to 12/31/2010...........  $11.44852    $12.58852       11,176
   01/01/2011 to 12/31/2011...........  $12.58852    $11.96714        5,867
AST MFS GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.06858    $11.55696            0
   01/01/2007 to 12/31/2007...........  $11.55696    $13.05382            0
   01/01/2008 to 12/31/2008...........  $13.05382    $ 8.15973            0
   01/01/2009 to 12/31/2009...........  $ 8.15973    $ 9.95377        7,371
   01/01/2010 to 12/31/2010...........  $ 9.95377    $11.01704        7,855
   01/01/2011 to 12/31/2011...........  $11.01704    $10.74757        6,683
AST MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.07117    $11.58488            0
   01/01/2007 to 12/31/2007...........  $11.58488    $11.68066            0
   01/01/2008 to 12/31/2008...........  $11.68066    $ 7.09254            0
   01/01/2009 to 12/31/2009...........  $ 7.09254    $ 9.66687        4,858
   01/01/2010 to 12/31/2010...........  $ 9.66687    $11.72633        5,260
   01/01/2011 to 12/31/2011...........  $11.72633    $11.11083        3,578
AST MONEY MARKET PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99963    $10.19448            0
   01/01/2007 to 12/31/2007...........  $10.19448    $10.49408            0
   01/01/2008 to 12/31/2008...........  $10.49408    $10.55683            0
   01/01/2009 to 12/31/2009...........  $10.55683    $10.38554        4,216
   01/01/2010 to 12/31/2010...........  $10.38554    $10.19444        3,814
   01/01/2011 to 12/31/2011...........  $10.19444    $10.00685        9,408
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.67846    $11.80784            0
   01/01/2007 to 12/31/2007...........  $11.80784    $11.95373            0
   01/01/2008 to 12/31/2008...........  $11.95373    $ 6.77336            0
   01/01/2009 to 12/31/2009...........  $ 6.77336    $ 9.34880       12,468
   01/01/2010 to 12/31/2010...........  $ 9.34880    $11.32466       18,504
   01/01/2011 to 12/31/2011...........  $11.32466    $10.83771       11,663
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02836    $10.06695            0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.38451    $12.66399            0
   01/01/2007 to 12/31/2007...........  $12.66399    $15.18589            0
   01/01/2008 to 12/31/2008...........  $15.18589    $ 8.46708        1,290
   01/01/2009 to 12/31/2009...........  $ 8.46708    $10.78443        1,654
   01/01/2010 to 12/31/2010...........  $10.78443    $13.61848        1,255
   01/01/2011 to 12/31/2011...........  $13.61848    $13.59037          704

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.52092    $10.88374            0
   01/01/2007 to 12/31/2007...........  $10.88374    $12.67848            0
   01/01/2008 to 12/31/2008...........  $12.67848    $ 7.14915            0
   01/01/2009 to 12/31/2009...........  $ 7.14915    $ 8.59892       19,993
   01/01/2010 to 12/31/2010...........  $ 8.59892    $10.14886       24,756
   01/01/2011 to 04/29/2011...........  $10.14886    $11.37547            0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10120    $ 5.56843            0
   01/01/2009 to 12/31/2009...........  $ 5.56843    $ 9.09942       32,359
   01/01/2010 to 12/31/2010...........  $ 9.09942    $10.91854       41,589
   01/01/2011 to 12/31/2011...........  $10.91854    $ 8.54304       29,187
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.04974    $10.22695            0
   01/01/2007 to 12/31/2007...........  $10.22695    $10.71750            0
   01/01/2008 to 12/31/2008...........  $10.71750    $10.63495            0
   01/01/2009 to 12/31/2009...........  $10.63495    $11.50428        1,394
   01/01/2010 to 12/31/2010...........  $11.50428    $11.72999        1,551
   01/01/2011 to 12/31/2011...........  $11.72999    $11.77036        1,375
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.97111    $10.28859            0
   01/01/2007 to 12/31/2007...........  $10.28859    $10.93452            0
   01/01/2008 to 12/31/2008...........  $10.93452    $10.48811        1,503
   01/01/2009 to 12/31/2009...........  $10.48811    $11.99359      123,840
   01/01/2010 to 12/31/2010...........  $11.99359    $12.67844      157,774
   01/01/2011 to 12/31/2011...........  $12.67844    $12.83777      136,313
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.20074    $10.63282        3,533
   01/01/2007 to 12/31/2007...........  $10.63282    $11.34340        3,353
   01/01/2008 to 12/31/2008...........  $11.34340    $ 8.96271        6,284
   01/01/2009 to 12/31/2009...........  $ 8.96271    $10.55805       87,109
   01/01/2010 to 12/31/2010...........  $10.55805    $11.45661      157,813
   01/01/2011 to 12/31/2011...........  $11.45661    $11.35524      152,754
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01837    $10.06686            0
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.65212    $11.47106            0
   01/01/2007 to 12/31/2007...........  $11.47106    $11.49052            0
   01/01/2008 to 12/31/2008...........  $11.49052    $ 6.91030            0
   01/01/2009 to 12/31/2009...........  $ 6.91030    $ 8.26135            0
   01/01/2010 to 12/31/2010...........  $ 8.26135    $ 9.32751            0
   01/01/2011 to 12/31/2011...........  $ 9.32751    $ 9.47038            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99845    $ 8.88686            0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.48067    $11.08163            0
   01/01/2007 to 12/31/2007...........  $11.08163    $11.84385            0
   01/01/2008 to 12/31/2008...........  $11.84385    $ 8.11373        9,161
   01/01/2009 to 12/31/2009...........  $ 8.11373    $10.14527       99,514
   01/01/2010 to 12/31/2010...........  $10.14527    $11.13210      203,870
   01/01/2011 to 12/31/2011...........  $11.13210    $10.55553      149,749
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.90494    $ 9.89897            0
   01/01/2007 to 12/31/2007...........  $ 9.89897    $10.40798            0
   01/01/2008 to 12/31/2008...........  $10.40798    $ 6.63894          301
   01/01/2009 to 12/31/2009...........  $ 6.63894    $ 8.72427        2,940
   01/01/2010 to 12/31/2010...........  $ 8.72427    $11.67952        3,581
   01/01/2011 to 12/31/2011...........  $11.67952    $11.34980        2,407
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.97289    $12.51865            0
   01/01/2007 to 12/31/2007...........  $12.51865    $11.59499            0
   01/01/2008 to 12/31/2008...........  $11.59499    $ 7.99717          934
   01/01/2009 to 12/31/2009...........  $ 7.99717    $ 9.96698        2,982
   01/01/2010 to 12/31/2010...........  $ 9.96698    $12.32368        3,324
   01/01/2011 to 12/31/2011...........  $12.32368    $11.37136        1,159
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.71510    $11.41015            0
   01/01/2007 to 12/31/2007...........  $11.41015    $11.90429        3,088
   01/01/2008 to 12/31/2008...........  $11.90429    $ 8.65127        9,217
   01/01/2009 to 12/31/2009...........  $ 8.65127    $10.53936      203,180
   01/01/2010 to 12/31/2010...........  $10.53936    $11.53594      287,813
   01/01/2011 to 12/31/2011...........  $11.53594    $11.54580      278,077
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.03110    $12.25615            0
   01/01/2007 to 12/31/2007...........  $12.25615    $11.59745            0
   01/01/2008 to 12/31/2008...........  $11.59745    $ 6.61400            0
   01/01/2009 to 12/31/2009...........  $ 6.61400    $ 8.03515       30,619
   01/01/2010 to 12/31/2010...........  $ 8.03515    $ 8.92968       36,104
   01/01/2011 to 12/31/2011...........  $ 8.92968    $ 8.61982       21,960

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.55493    $ 9.83592            0
   01/01/2007 to 12/31/2007...........  $ 9.83592    $10.58257            0
   01/01/2008 to 12/31/2008...........  $10.58257    $10.13233            0
   01/01/2009 to 12/31/2009...........  $10.13233    $11.14805        7,204
   01/01/2010 to 12/31/2010...........  $11.14805    $11.56854        8,258
   01/01/2011 to 12/31/2011...........  $11.56854    $11.82135        7,397
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.93997    $10.45186            0
   01/01/2007 to 12/31/2007...........  $10.45186    $11.10054            0
   01/01/2008 to 12/31/2008...........  $11.10054    $ 6.47415        1,670
   01/01/2009 to 12/31/2009...........  $ 6.47415    $ 9.74439       17,808
   01/01/2010 to 12/31/2010...........  $ 9.74439    $11.07477       26,220
   01/01/2011 to 12/31/2011...........  $11.07477    $10.68434       18,277
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $13.77422    $13.32198            0
   01/01/2007 to 12/31/2007...........  $13.32198    $18.36788            0
   01/01/2008 to 12/31/2008...........  $18.36788    $ 9.01490        1,265
   01/01/2009 to 12/31/2009...........  $ 9.01490    $13.21257       15,189
   01/01/2010 to 12/31/2010...........  $13.21257    $15.61837       17,006
   01/01/2011 to 12/31/2011...........  $15.61837    $13.04089       11,386
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.63747    $11.34830            0
   01/01/2007 to 12/31/2007...........  $11.34830    $12.20009            0
   01/01/2008 to 12/31/2008...........  $12.20009    $ 6.90477        5,883
   01/01/2009 to 12/31/2009...........  $ 6.90477    $ 8.70257       23,967
   01/01/2010 to 12/31/2010...........  $ 8.70257    $ 9.79034       15,158
   01/01/2011 to 12/31/2011...........  $ 9.79034    $ 9.27604       14,045
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99845    $ 9.97679            0
   01/01/2008 to 12/31/2008...........  $ 9.97679    $ 9.28052            0
   01/01/2009 to 12/31/2009...........  $ 9.28052    $10.16667       52,562
   01/01/2010 to 12/31/2010...........  $10.16667    $10.75520       63,085
   01/01/2011 to 12/31/2011...........  $10.75520    $11.19085       53,550
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07805    $ 6.63306       21,666
   01/01/2009 to 12/31/2009...........  $ 6.63306    $ 8.46640      264,331
   01/01/2010 to 12/31/2010...........  $ 8.46640    $ 9.15945      380,177
   01/01/2011 to 12/31/2011...........  $ 9.15945    $ 8.83880      261,590

*  Denotes the start date of these sub-accounts

                               PREMIER B SERIES

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                      STATEMENT OF ADDITIONAL INFORMATION

 ACCUMULATION UNIT VALUES: LIFETIME FIVE INCOME BENEFIT, OR HDLT 5 AND HIGHEST
       ANNIVERSARY VALUE DEATH BENEFIT OR HD GRO 60 BPS AND HAV (2.00%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.39507    $10.97421      145,431
   01/01/2007 to 12/31/2007...........  $10.97421    $11.74849      337,408
   01/01/2008 to 12/31/2008...........  $11.74849    $ 7.85173      243,918
   01/01/2009 to 12/31/2009...........  $ 7.85173    $ 9.57274      238,866
   01/01/2010 to 12/31/2010...........  $ 9.57274    $10.50792      222,857
   01/01/2011 to 12/31/2011...........  $10.50792    $10.02826      213,341
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.14523    $10.63315          988
   01/01/2007 to 12/31/2007...........  $10.63315    $11.41460       16,538
   01/01/2008 to 12/31/2008...........  $11.41460    $ 7.85527       10,342
   01/01/2009 to 12/31/2009...........  $ 7.85527    $ 9.71908       12,060
   01/01/2010 to 12/31/2010...........  $ 9.71908    $10.83459       14,583
   01/01/2011 to 12/31/2011...........  $10.83459    $10.63439       14,781
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.71391    $11.80673            0
   01/01/2007 to 12/31/2007...........  $11.80673    $11.56160            0
   01/01/2008 to 12/31/2008...........  $11.56160    $ 7.39638            0
   01/01/2009 to 12/31/2009...........  $ 7.39638    $ 8.54022          651
   01/01/2010 to 12/31/2010...........  $ 8.54022    $ 9.53202          637
   01/01/2011 to 12/31/2011...........  $ 9.53202    $ 9.67915          377
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.34548    $10.86648       43,012
   01/01/2007 to 12/31/2007...........  $10.86648    $11.61914       49,522
   01/01/2008 to 12/31/2008...........  $11.61914    $ 8.12177       57,040
   01/01/2009 to 12/31/2009...........  $ 8.12177    $ 9.81762       99,800
   01/01/2010 to 12/31/2010...........  $ 9.81762    $10.81044       93,285
   01/01/2011 to 12/31/2011...........  $10.81044    $10.46997       86,131

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99783    $ 9.14700       15,796
AST BLACKROCK VALUE PORTFOLIO
FORMERLY, AST VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.53987    $12.75305            0
   01/01/2007 to 12/31/2007...........  $12.75305    $12.64902            0
   01/01/2008 to 12/31/2008...........  $12.64902    $ 7.77505            0
   01/01/2009 to 12/31/2009...........  $ 7.77505    $ 9.01434            0
   01/01/2010 to 12/31/2010...........  $ 9.01434    $ 9.93724            0
   01/01/2011 to 12/31/2011...........  $ 9.93724    $ 9.69471            0
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........  $ 9.99891    $ 9.36266            0
   01/01/2010 to 12/31/2010...........  $ 9.36266    $10.14987            0
   01/01/2011 to 12/31/2011...........  $10.14987    $10.91038            0
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008..........  $ 9.99838    $12.01642            0
   01/01/2009 to 12/31/2009...........  $12.01642    $11.06804            0
   01/01/2010 to 12/31/2010...........  $11.06804    $12.06476            0
   01/01/2011 to 12/31/2011...........  $12.06476    $13.43484            0
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008..........  $ 9.99838    $12.08513            0
   01/01/2009 to 12/31/2009...........  $12.08513    $10.93579            0
   01/01/2010 to 12/31/2010...........  $10.93579    $11.93948            0
   01/01/2011 to 12/31/2011...........  $11.93948    $13.57548            0
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........  $ 9.99891    $ 8.77441            0
   01/01/2010 to 12/31/2010...........  $ 8.77441    $ 9.62130        1,563
   01/01/2011 to 12/31/2011...........  $ 9.62130    $11.19462            0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99783    $10.99032            0
   01/01/2011 to 12/31/2011...........  $10.99032    $12.96252        3,939
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99837    $12.00089            0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.51414    $11.15035      128,777
   01/01/2007 to 12/31/2007...........  $11.15035    $11.99410      115,410
   01/01/2008 to 12/31/2008...........  $11.99410    $ 7.65036       74,751
   01/01/2009 to 12/31/2009...........  $ 7.65036    $ 9.40019       74,893
   01/01/2010 to 12/31/2010...........  $ 9.40019    $10.44844       78,216
   01/01/2011 to 12/31/2011...........  $10.44844    $ 9.99527       62,274

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09919    $ 6.68342           0
   01/01/2009 to 12/31/2009...........  $ 6.68342    $ 8.31169           0
   01/01/2010 to 12/31/2010...........  $ 8.31169    $ 9.31755           0
   01/01/2011 to 12/31/2011...........  $ 9.31755    $ 8.91687           0
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08101    $ 7.33101           0
   01/01/2009 to 12/31/2009...........  $ 7.33101    $ 8.86828           0
   01/01/2010 to 12/31/2010...........  $ 8.86828    $ 9.73060           0
   01/01/2011 to 12/31/2011...........  $ 9.73060    $ 9.36678       1,742
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $13.13532    $16.06675           0
   01/01/2007 to 12/31/2007...........  $16.06675    $12.60975           0
   01/01/2008 to 12/31/2008...........  $12.60975    $ 8.02896           0
   01/01/2009 to 12/31/2009...........  $ 8.02896    $10.38472           0
   01/01/2010 to 12/31/2010...........  $10.38472    $13.10236           0
   01/01/2011 to 12/31/2011...........  $13.10236    $13.69242           0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.24045    $11.74897           0
   01/01/2007 to 12/31/2007...........  $11.74897    $ 9.47088           0
   01/01/2008 to 07/18/2008...........  $ 9.47088    $ 8.66249           0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.18344    $12.09814           0
   01/01/2007 to 12/31/2007...........  $12.09814    $13.18937           0
   01/01/2008 to 12/31/2008...........  $13.18937    $ 7.22906           0
   01/01/2009 to 12/31/2009...........  $ 7.22906    $ 9.40232         514
   01/01/2010 to 12/31/2010...........  $ 9.40232    $12.21815         409
   01/01/2011 to 12/31/2011...........  $12.21815    $10.40817         252
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10352    $ 7.49088           0
   01/01/2009 to 12/31/2009...........  $ 7.49088    $ 8.90312           0
   01/01/2010 to 12/31/2010...........  $ 8.90312    $ 9.89157           0
   01/01/2011 to 12/31/2011...........  $ 9.89157    $ 9.45811           0
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.04545    $10.55436         518
   01/01/2007 to 12/31/2007...........  $10.55436    $11.23166       4,861
   01/01/2008 to 12/31/2008...........  $11.23166    $ 7.21381       5,666
   01/01/2009 to 12/31/2009...........  $ 7.21381    $ 8.75917       6,348
   01/01/2010 to 12/31/2010...........  $ 8.75917    $ 9.82091       6,519
   01/01/2011 to 12/31/2011...........  $ 9.82091    $ 9.48371       2,763

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.16515    $10.45581         487
   01/01/2007 to 12/31/2007...........  $10.45581    $11.42010       7,282
   01/01/2008 to 12/31/2008...........  $11.42010    $ 6.63806       4,342
   01/01/2009 to 12/31/2009...........  $ 6.63806    $ 8.19841       4,941
   01/01/2010 to 12/31/2010...........  $ 8.19841    $ 9.56644       6,660
   01/01/2011 to 12/31/2011...........  $ 9.56644    $ 8.79623       3,340
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99838    $ 7.46235           0
   01/01/2009 to 11/13/2009...........  $ 7.46235    $ 8.32337           0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17506    $ 6.10468           0
   01/01/2009 to 12/31/2009...........  $ 6.10468    $ 8.08576         436
   01/01/2010 to 12/31/2010...........  $ 8.08576    $ 9.52851         175
   01/01/2011 to 12/31/2011...........  $ 9.52851    $ 8.87118          25
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.23457    $11.57079           0
   01/01/2007 to 12/31/2007...........  $11.57079    $12.92987           0
   01/01/2008 to 12/31/2008...........  $12.92987    $ 7.57143           0
   01/01/2009 to 12/31/2009...........  $ 7.57143    $11.08988         520
   01/01/2010 to 12/31/2010...........  $11.08988    $11.99104         506
   01/01/2011 to 12/31/2011...........  $11.99104    $11.29110         310
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.64625    $11.77136           0
   01/01/2007 to 12/31/2007...........  $11.77136    $12.13101           0
   01/01/2008 to 12/31/2008...........  $12.13101    $ 7.05356           0
   01/01/2009 to 12/31/2009...........  $ 7.05356    $ 8.24220           0
   01/01/2010 to 12/31/2010...........  $ 8.24220    $ 9.12197           0
   01/01/2011 to 12/31/2011...........  $ 9.12197    $ 8.44979           0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.11533    $10.99262           0
   01/01/2007 to 12/31/2007...........  $10.99262    $12.86093           0
   01/01/2008 to 12/31/2008...........  $12.86093    $ 7.46504           0
   01/01/2009 to 12/31/2009...........  $ 7.46504    $11.49714         437
   01/01/2010 to 12/31/2010...........  $11.49714    $13.50650         350
   01/01/2011 to 12/31/2011...........  $13.50650    $12.84773         215
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03326    $ 7.62852           0
   01/01/2009 to 12/31/2009...........  $ 7.62852    $ 9.48684           0
   01/01/2010 to 12/31/2010...........  $ 9.48684    $11.79052           0
   01/01/2011 to 12/31/2011...........  $11.79052    $11.71022           0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST HIGH YIELD PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.08544    $10.63693           0
   01/01/2007 to 12/31/2007...........  $10.63693    $10.68590           0
   01/01/2008 to 12/31/2008...........  $10.68590    $ 7.80022           0
   01/01/2009 to 12/31/2009...........  $ 7.80022    $10.36610           0
   01/01/2010 to 12/31/2010...........  $10.36610    $11.53495           0
   01/01/2011 to 12/31/2011...........  $11.53495    $11.66806           0
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11170    $ 7.12455           0
   01/01/2009 to 12/31/2009...........  $ 7.12455    $ 8.84741           0
   01/01/2010 to 12/31/2010...........  $ 8.84741    $ 9.87243           0
   01/01/2011 to 12/31/2011...........  $ 9.87243    $ 9.62404           0
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08919    $ 7.59959       2,526
   01/01/2009 to 12/31/2009...........  $ 7.59959    $ 9.19270       2,886
   01/01/2010 to 12/31/2010...........  $ 9.19270    $10.05774       2,886
   01/01/2011 to 12/31/2011...........  $10.05774    $ 9.81078           0
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99189    $10.58416           0
   01/01/2007 to 12/31/2007...........  $10.58416    $12.35238           0
   01/01/2008 to 12/31/2008...........  $12.35238    $ 6.02671           0
   01/01/2009 to 12/31/2009...........  $ 6.02671    $ 7.99362           0
   01/01/2010 to 12/31/2010...........  $ 7.99362    $ 8.97315           0
   01/01/2011 to 12/31/2011...........  $ 8.97315    $ 7.66043           0
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2006* to 12/31/2006..........  $10.01004    $10.84662           0
   01/01/2007 to 12/31/2007...........  $10.84662    $12.52596           0
   01/01/2008 to 12/31/2008...........  $12.52596    $ 6.87641           0
   01/01/2009 to 12/31/2009...........  $ 6.87641    $ 8.79761           0
   01/01/2010 to 12/31/2010...........  $ 8.79761    $ 9.58113           0
   01/01/2011 to 12/31/2011...........  $ 9.58113    $ 8.21462           0
AST INVESTMENT GRADE BOND PORTFOLIO
   01/28/2008* to 12/31/2008..........  $ 9.99838    $10.70083           0
   01/01/2009 to 12/31/2009...........  $10.70083    $11.67692           0
   01/01/2010 to 12/31/2010...........  $11.67692    $12.68549           0
   01/01/2011 to 12/31/2011...........  $12.68549    $13.98483           0
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.93985    $11.54409           0
   01/01/2007 to 12/31/2007...........  $11.54409    $11.53629         243
   01/01/2008 to 12/31/2008...........  $11.53629    $ 9.31756       4,381
   01/01/2009 to 12/31/2009...........  $ 9.31756    $11.14647       4,959
   01/01/2010 to 12/31/2010...........  $11.14647    $11.72786       5,951
   01/01/2011 to 12/31/2011...........  $11.72786    $11.52499       3,605

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08376    $10.28632          0
   01/01/2010 to 12/31/2010...........  $10.28632    $11.22592          0
   01/01/2011 to 12/31/2011...........  $11.22592    $11.07902          0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14514    $10.29615          0
   01/01/2010 to 12/31/2010...........  $10.29615    $11.47968          0
   01/01/2011 to 12/31/2011...........  $11.47968    $10.59405          0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.10914    $12.79052          0
   01/01/2007 to 12/31/2007...........  $12.79052    $13.72201          0
   01/01/2008 to 12/31/2008...........  $13.72201    $ 7.88578          0
   01/01/2009 to 12/31/2009...........  $ 7.88578    $10.50517          0
   01/01/2010 to 12/31/2010...........  $10.50517    $11.03780          0
   01/01/2011 to 12/31/2011...........  $11.03780    $ 9.83134          0
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.07993    $12.22726          0
   01/01/2007 to 12/31/2007...........  $12.22726    $11.62816          0
   01/01/2008 to 12/31/2008...........  $11.62816    $ 6.66999          0
   01/01/2009 to 12/31/2009...........  $ 6.66999    $ 7.81007          0
   01/01/2010 to 12/31/2010...........  $ 7.81007    $ 8.66458          0
   01/01/2011 to 12/31/2011...........  $ 8.66458    $ 8.13952          0
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.21082    $10.68176          0
   01/01/2007 to 12/31/2007...........  $10.68176    $11.10865          0
   01/01/2008 to 12/31/2008...........  $11.10865    $ 8.35835          0
   01/01/2009 to 12/31/2009...........  $ 8.35835    $11.03009        962
   01/01/2010 to 12/31/2010...........  $11.03009    $12.26448        386
   01/01/2011 to 12/31/2011...........  $12.26448    $13.24736         56
AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.15276    $11.43214          0
   01/01/2007 to 12/31/2007...........  $11.43214    $12.88395          0
   01/01/2008 to 12/31/2008...........  $12.88395    $ 7.11622          0
   01/01/2009 to 12/31/2009...........  $ 7.11622    $ 9.05285          0
   01/01/2010 to 12/31/2010...........  $ 9.05285    $10.62849        544
   01/01/2011 to 12/31/2011...........  $10.62849    $10.32516        315

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.44442    $12.73424          0
   01/01/2007 to 12/31/2007...........  $12.73424    $13.65679          0
   01/01/2008 to 12/31/2008...........  $13.65679    $ 8.83785          0
   01/01/2009 to 12/31/2009...........  $ 8.83785    $11.39455          0
   01/01/2010 to 12/31/2010...........  $11.39455    $12.51694          0
   01/01/2011 to 12/31/2011...........  $12.51694    $11.88737          0
AST MFS GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.05617    $11.53646          0
   01/01/2007 to 12/31/2007...........  $11.53646    $13.01784          0
   01/01/2008 to 12/31/2008...........  $13.01784    $ 8.12919          0
   01/01/2009 to 12/31/2009...........  $ 8.12919    $ 9.90685          0
   01/01/2010 to 12/31/2010...........  $ 9.90685    $10.95423          0
   01/01/2011 to 12/31/2011...........  $10.95423    $10.67597          0
AST MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.05873    $11.56440          0
   01/01/2007 to 12/31/2007...........  $11.56440    $11.64848          0
   01/01/2008 to 12/31/2008...........  $11.64848    $ 7.06599          0
   01/01/2009 to 12/31/2009...........  $ 7.06599    $ 9.62124          0
   01/01/2010 to 12/31/2010...........  $ 9.62124    $11.65953          0
   01/01/2011 to 12/31/2011...........  $11.65953    $11.03672          0
AST MONEY MARKET PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99955    $10.18783          0
   01/01/2007 to 12/31/2007...........  $10.18783    $10.47687          0
   01/01/2008 to 12/31/2008...........  $10.47687    $10.52918          0
   01/01/2009 to 12/31/2009...........  $10.52918    $10.34785          0
   01/01/2010 to 12/31/2010...........  $10.34785    $10.14728          0
   01/01/2011 to 12/31/2011...........  $10.14728    $ 9.95080          0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.66544    $11.78698          0
   01/01/2007 to 12/31/2007...........  $11.78698    $11.92093          0
   01/01/2008 to 12/31/2008...........  $11.92093    $ 6.74815          0
   01/01/2009 to 12/31/2009...........  $ 6.74815    $ 9.30482        528
   01/01/2010 to 12/31/2010...........  $ 9.30482    $11.26042        426
   01/01/2011 to 12/31/2011...........  $11.26042    $10.76561        256
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02828    $10.06526          0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.37076    $12.64173          0
   01/01/2007 to 12/31/2007...........  $12.64173    $15.14430          0
   01/01/2008 to 12/31/2008...........  $15.14430    $ 8.43558          0
   01/01/2009 to 12/31/2009...........  $ 8.43558    $10.73369          0
   01/01/2010 to 12/31/2010...........  $10.73369    $13.54107          0
   01/01/2011 to 12/31/2011...........  $13.54107    $13.49978          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.50804    $10.86446            0
   01/01/2007 to 12/31/2007...........  $10.86446    $12.64347            0
   01/01/2008 to 12/31/2008...........  $12.64347    $ 7.12239            0
   01/01/2009 to 12/31/2009...........  $ 7.12239    $ 8.55827            0
   01/01/2010 to 12/31/2010...........  $ 8.55827    $10.09108            0
   01/01/2011 to 04/29/2011...........  $10.09108    $11.30707            0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10112    $ 5.56591            0
   01/01/2009 to 12/31/2009...........  $ 5.56591    $ 9.08638          975
   01/01/2010 to 12/31/2010...........  $ 9.08638    $10.89213          391
   01/01/2011 to 12/31/2011...........  $10.89213    $ 8.51405           57
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.03889    $10.20929            0
   01/01/2007 to 12/31/2007...........  $10.20929    $10.68853            0
   01/01/2008 to 12/31/2008...........  $10.68853    $10.59575            0
   01/01/2009 to 12/31/2009...........  $10.59575    $11.45066            0
   01/01/2010 to 12/31/2010...........  $11.45066    $11.66376          358
   01/01/2011 to 12/31/2011...........  $11.66376    $11.69252          235
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.97103    $10.28172            0
   01/01/2007 to 12/31/2007...........  $10.28172    $10.91649            0
   01/01/2008 to 12/31/2008...........  $10.91649    $10.46055            0
   01/01/2009 to 12/31/2009...........  $10.46055    $11.95037            0
   01/01/2010 to 12/31/2010...........  $11.95037    $12.62027            0
   01/01/2011 to 12/31/2011...........  $12.62027    $12.76640            0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.19670    $10.62171       10,571
   01/01/2007 to 12/31/2007...........  $10.62171    $11.32027       23,473
   01/01/2008 to 12/31/2008...........  $11.32027    $ 8.93562       36,986
   01/01/2009 to 12/31/2009...........  $ 8.93562    $10.51580       36,754
   01/01/2010 to 12/31/2010...........  $10.51580    $11.39953       35,414
   01/01/2011 to 12/31/2011...........  $11.39953    $11.28767       47,995
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01829    $10.06516            0
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.64027    $11.45078            0
   01/01/2007 to 12/31/2007...........  $11.45078    $11.45877            0
   01/01/2008 to 12/31/2008...........  $11.45877    $ 6.88447            0
   01/01/2009 to 12/31/2009...........  $ 6.88447    $ 8.22238            0
   01/01/2010 to 12/31/2010...........  $ 8.22238    $ 9.27431            0
   01/01/2011 to 12/31/2011...........  $ 9.27431    $ 9.40705            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99837    $ 8.88098            0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.46891    $11.06202            0
   01/01/2007 to 12/31/2007...........  $11.06202    $11.81124            0
   01/01/2008 to 12/31/2008...........  $11.81124    $ 8.08343        2,447
   01/01/2009 to 12/31/2009...........  $ 8.08343    $10.09749        1,763
   01/01/2010 to 12/31/2010...........  $10.09749    $11.06899        4,159
   01/01/2011 to 12/31/2011...........  $11.06899    $10.48542        2,629
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.90486    $ 9.89252            0
   01/01/2007 to 12/31/2007...........  $ 9.89252    $10.39092            0
   01/01/2008 to 12/31/2008...........  $10.39092    $ 6.62159            0
   01/01/2009 to 12/31/2009...........  $ 6.62159    $ 8.69297            0
   01/01/2010 to 12/31/2010...........  $ 8.69297    $11.62640            0
   01/01/2011 to 12/31/2011...........  $11.62640    $11.28700            0
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.95952    $12.49653            0
   01/01/2007 to 12/31/2007...........  $12.49653    $11.56307            0
   01/01/2008 to 12/31/2008...........  $11.56307    $ 7.96731            0
   01/01/2009 to 12/31/2009...........  $ 7.96731    $ 9.92002          490
   01/01/2010 to 12/31/2010...........  $ 9.92002    $12.25369          398
   01/01/2011 to 12/31/2011...........  $12.25369    $11.29575          242
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.70312    $11.38999            0
   01/01/2007 to 12/31/2007...........  $11.38999    $11.87148       23,402
   01/01/2008 to 12/31/2008...........  $11.87148    $ 8.61898        6,418
   01/01/2009 to 12/31/2009...........  $ 8.61898    $10.48975        9,574
   01/01/2010 to 12/31/2010...........  $10.48975    $11.47036       11,843
   01/01/2011 to 12/31/2011...........  $11.47036    $11.46887       10,666
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.01876    $12.23446            0
   01/01/2007 to 12/31/2007...........  $12.23446    $11.56559            0
   01/01/2008 to 12/31/2008...........  $11.56559    $ 6.58939            0
   01/01/2009 to 12/31/2009...........  $ 6.58939    $ 7.99756          689
   01/01/2010 to 12/31/2010...........  $ 7.99756    $ 8.87911          627
   01/01/2011 to 12/31/2011...........  $ 8.87911    $ 8.56256          392

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.54430    $ 9.81863          0
   01/01/2007 to 12/31/2007...........  $ 9.81863    $10.55353          0
   01/01/2008 to 12/31/2008...........  $10.55353    $10.09452          0
   01/01/2009 to 12/31/2009...........  $10.09452    $11.09557          0
   01/01/2010 to 12/31/2010...........  $11.09557    $11.50292          0
   01/01/2011 to 12/31/2011...........  $11.50292    $11.74276          0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.93989    $10.44494          0
   01/01/2007 to 12/31/2007...........  $10.44494    $11.08230          0
   01/01/2008 to 12/31/2008...........  $11.08230    $ 6.45716          0
   01/01/2009 to 12/31/2009...........  $ 6.45716    $ 9.70941        591
   01/01/2010 to 12/31/2010...........  $ 9.70941    $11.02414        237
   01/01/2011 to 12/31/2011...........  $11.02414    $10.62508         34
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $13.75887    $13.29851          0
   01/01/2007 to 12/31/2007...........  $13.29851    $18.31759          0
   01/01/2008 to 12/31/2008...........  $18.31759    $ 8.98133          0
   01/01/2009 to 12/31/2009...........  $ 8.98133    $13.15053        359
   01/01/2010 to 12/31/2010...........  $13.15053    $15.52981        144
   01/01/2011 to 12/31/2011...........  $15.52981    $12.95425         21
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.63310    $11.33625          0
   01/01/2007 to 12/31/2007...........  $11.33625    $12.17518          0
   01/01/2008 to 12/31/2008...........  $12.17518    $ 6.88390          0
   01/01/2009 to 12/31/2009...........  $ 6.88390    $ 8.66769          0
   01/01/2010 to 12/31/2010...........  $ 8.66769    $ 9.74160          0
   01/01/2011 to 12/31/2011...........  $ 9.74160    $ 9.22075          0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99837    $ 9.97564          0
   01/01/2008 to 12/31/2008...........  $ 9.97564    $ 9.27033          0
   01/01/2009 to 12/31/2009...........  $ 9.27033    $10.14552          0
   01/01/2010 to 12/31/2010...........  $10.14552    $10.72220          0
   01/01/2011 to 12/31/2011...........  $10.72220    $11.14563          0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07802    $ 6.62871          0
   01/01/2009 to 12/31/2009...........  $ 6.62871    $ 8.45254          0
   01/01/2010 to 12/31/2010...........  $ 8.45254    $ 9.13538          0
   01/01/2011 to 12/31/2011...........  $ 9.13538    $ 8.80688          0

*  Denotes the start date of these sub-accounts

                               PREMIER B SERIES

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                      STATEMENT OF ADDITIONAL INFORMATION

 ACCUMULATION UNIT VALUES: BENEFICIARY CONTINUATION OPTION - 1.00% SETTLEMENT
                                SERVICE CHARGE

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.08004    $10.91282       11,484
   01/01/2008 to 12/31/2008...........  $10.91282    $ 7.36563       12,332
   01/01/2009 to 12/31/2009...........  $ 7.36563    $ 9.06905        2,982
   01/01/2010 to 12/31/2010...........  $ 9.06905    $10.05357        2,935
   01/01/2011 to 12/31/2011...........  $10.05357    $ 9.68945        9,842
AST ADVANCED STRATEGIES PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.07305    $10.83452            0
   01/01/2008 to 12/31/2008...........  $10.83452    $ 7.53017            0
   01/01/2009 to 12/31/2009...........  $ 7.53017    $ 9.40896        1,409
   01/01/2010 to 12/31/2010...........  $ 9.40896    $10.59254        1,409
   01/01/2011 to 12/31/2011...........  $10.59254    $10.49952        1,409
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.12345    $10.18301            0
   01/01/2008 to 12/31/2008...........  $10.18301    $ 6.57914            0
   01/01/2009 to 12/31/2009...........  $ 6.57914    $ 7.67177            0
   01/01/2010 to 12/31/2010...........  $ 7.67177    $ 8.64764            0
   01/01/2011 to 12/31/2011...........  $ 8.64764    $ 8.86776            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.07151    $10.86097            0
   01/01/2008 to 12/31/2008...........  $10.86097    $ 7.66698            0
   01/01/2009 to 12/31/2009...........  $ 7.66698    $ 9.35958        1,416
   01/01/2010 to 12/31/2010...........  $ 9.35958    $10.40804        3,620
   01/01/2011 to 12/31/2011...........  $10.40804    $10.17985       36,090
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99918    $ 9.20827            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BLACKROCK VALUE PORTFOLIO
FORMERLY, AST VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11154    $10.19617            0
   01/01/2008 to 12/31/2008...........  $10.19617    $ 6.32963            0
   01/01/2009 to 12/31/2009...........  $ 6.32963    $ 7.41124            0
   01/01/2010 to 12/31/2010...........  $ 7.41124    $ 8.25078            0
   01/01/2011 to 12/31/2011...........  $ 8.25078    $ 8.12903            0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.09687    $11.01224            0
   01/01/2008 to 12/31/2008...........  $11.01224    $ 7.09376            0
   01/01/2009 to 12/31/2009...........  $ 7.09376    $ 8.80257            0
   01/01/2010 to 12/31/2010...........  $ 8.80257    $ 9.88109        5,003
   01/01/2011 to 12/31/2011...........  $ 9.88109    $ 9.54594       11,275
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09946    $ 6.72784            0
   01/01/2009 to 12/31/2009...........  $ 6.72784    $ 8.44981            0
   01/01/2010 to 12/31/2010...........  $ 8.44981    $ 9.56609            0
   01/01/2011 to 12/31/2011...........  $ 9.56609    $ 9.24529            0
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08128    $ 7.37971            0
   01/01/2009 to 12/31/2009...........  $ 7.37971    $ 9.01552            0
   01/01/2010 to 12/31/2010...........  $ 9.01552    $ 9.99007            0
   01/01/2011 to 12/31/2011...........  $ 9.99007    $ 9.71160        2,230
AST COHEN & STEERS REALTY PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.10286    $ 7.81223            0
   01/01/2008 to 12/31/2008...........  $ 7.81223    $ 5.02371            0
   01/01/2009 to 12/31/2009...........  $ 5.02371    $ 6.56219            0
   01/01/2010 to 12/31/2010...........  $ 6.56219    $ 8.36127            0
   01/01/2011 to 12/31/2011...........  $ 8.36127    $ 8.82419            0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.09789    $ 8.33201            0
   01/01/2008 to 07/18/2008...........  $ 8.33201    $ 7.66199            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.10254    $10.91958            0
   01/01/2008 to 12/31/2008...........  $10.91958    $ 6.04442            0
   01/01/2009 to 12/31/2009...........  $ 6.04442    $ 7.93932            0
   01/01/2010 to 12/31/2010...........  $ 7.93932    $10.41905          364
   01/01/2011 to 12/31/2011...........  $10.41905    $ 8.96343          354
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10379    $ 7.54057            0
   01/01/2009 to 12/31/2009...........  $ 7.54057    $ 9.05097            0
   01/01/2010 to 12/31/2010...........  $ 9.05097    $10.15522        2,740
   01/01/2011 to 12/31/2011...........  $10.15522    $ 9.80622        2,104

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.07381    $10.77036           0
   01/01/2008 to 12/31/2008...........  $10.77036    $ 6.98618           0
   01/01/2009 to 12/31/2009...........  $ 6.98618    $ 8.56682           0
   01/01/2010 to 12/31/2010...........  $ 8.56682    $ 9.70021           0
   01/01/2011 to 12/31/2011...........  $ 9.70021    $ 9.45972       1,311
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.10404    $11.19117           0
   01/01/2008 to 12/31/2008...........  $11.19117    $ 6.56949           0
   01/01/2009 to 12/31/2009...........  $ 6.56949    $ 8.19394       1,599
   01/01/2010 to 12/31/2010...........  $ 8.19394    $ 9.65573       1,599
   01/01/2011 to 12/31/2011...........  $ 9.65573    $ 8.96603       1,599
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99918    $ 7.49594           0
   01/01/2009 to 11/13/2009...........  $ 7.49594    $ 8.43273           0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17586    $ 6.13224           0
   01/01/2009 to 12/31/2009...........  $ 6.13224    $ 8.20276           0
   01/01/2010 to 12/31/2010...........  $ 8.20276    $ 9.76197           0
   01/01/2011 to 12/31/2011...........  $ 9.76197    $ 9.17833           0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.09100    $11.53628           0
   01/01/2008 to 12/31/2008...........  $11.53628    $ 6.82244           0
   01/01/2009 to 12/31/2009...........  $ 6.82244    $10.09167           0
   01/01/2010 to 12/31/2010...........  $10.09167    $11.01965           0
   01/01/2011 to 12/31/2011...........  $11.01965    $10.47885           0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11632    $10.62005           0
   01/01/2008 to 12/31/2008...........  $10.62005    $ 6.23634           0
   01/01/2009 to 12/31/2009...........  $ 6.23634    $ 7.35950           0
   01/01/2010 to 12/31/2010...........  $ 7.35950    $ 8.22556           0
   01/01/2011 to 12/31/2011...........  $ 8.22556    $ 7.69478           0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.09800    $11.48986           0
   01/01/2008 to 12/31/2008...........  $11.48986    $ 6.73541           0
   01/01/2009 to 12/31/2009...........  $ 6.73541    $10.47635           0
   01/01/2010 to 12/31/2010...........  $10.47635    $12.42903           0
   01/01/2011 to 12/31/2011...........  $12.42903    $11.93976           0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03407    $ 7.66279         0
   01/01/2009 to 12/31/2009...........  $ 7.66279    $ 9.62383         0
   01/01/2010 to 12/31/2010...........  $ 9.62383    $12.07909         0
   01/01/2011 to 12/31/2011...........  $12.07909    $12.11532         0
AST HIGH YIELD PORTFOLIO
   03/19/2007* to 12/31/2007..........  $ 9.99918    $ 9.96607         0
   01/01/2008 to 12/31/2008...........  $ 9.96607    $ 7.34697         0
   01/01/2009 to 12/31/2009...........  $ 7.34697    $ 9.86035         0
   01/01/2010 to 12/31/2010...........  $ 9.86035    $11.08074         0
   01/01/2011 to 12/31/2011...........  $11.08074    $11.31919         0
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11197    $ 7.17178         0
   01/01/2009 to 12/31/2009...........  $ 7.17178    $ 8.99427         0
   01/01/2010 to 12/31/2010...........  $ 8.99427    $10.13569         0
   01/01/2011 to 12/31/2011...........  $10.13569    $ 9.97825         0
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08946    $ 7.64998         0
   01/01/2009 to 12/31/2009...........  $ 7.64998    $ 9.34543         0
   01/01/2010 to 12/31/2010...........  $ 9.34543    $10.32606         0
   01/01/2011 to 12/31/2011...........  $10.32606    $10.17206         0
AST INTERNATIONAL GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.15948    $12.05201         0
   01/01/2008 to 12/31/2008...........  $12.05201    $ 5.93863         0
   01/01/2009 to 12/31/2009...........  $ 5.93863    $ 7.95483         0
   01/01/2010 to 12/31/2010...........  $ 7.95483    $ 9.01789         0
   01/01/2011 to 12/31/2011...........  $ 9.01789    $ 7.77483         0
AST INTERNATIONAL VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.12617    $11.65068         0
   01/01/2008 to 12/31/2008...........  $11.65068    $ 6.45950         0
   01/01/2009 to 12/31/2009...........  $ 6.45950    $ 8.34615         0
   01/01/2010 to 12/31/2010...........  $ 8.34615    $ 9.17929         0
   01/01/2011 to 12/31/2011...........  $ 9.17929    $ 7.94794         0
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.08054    $10.17383         0
   01/01/2008 to 12/31/2008...........  $10.17383    $ 8.29858         0
   01/01/2009 to 12/31/2009...........  $ 8.29858    $10.02568         0
   01/01/2010 to 12/31/2010...........  $10.02568    $10.65289         0
   01/01/2011 to 12/31/2011...........  $10.65289    $10.57215         0
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08457    $10.29963         0
   01/01/2010 to 12/31/2010...........  $10.29963    $11.35164         0
   01/01/2011 to 12/31/2011...........  $11.35164    $11.31377         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14595    $10.30944           0
   01/01/2010 to 12/31/2010...........  $10.30944    $11.60815           0
   01/01/2011 to 12/31/2011...........  $11.60815    $10.81845           0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.14435    $10.97941           0
   01/01/2008 to 12/31/2008...........  $10.97941    $ 6.37232           0
   01/01/2009 to 12/31/2009...........  $ 6.37232    $ 8.57302           0
   01/01/2010 to 12/31/2010...........  $ 8.57302    $ 9.09678           0
   01/01/2011 to 12/31/2011...........  $ 9.09678    $ 8.18270           0
AST LARGE-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11587    $ 9.84473           0
   01/01/2008 to 12/31/2008...........  $ 9.84473    $ 5.70314           0
   01/01/2009 to 12/31/2009...........  $ 5.70314    $ 6.74404           0
   01/01/2010 to 12/31/2010...........  $ 6.74404    $ 7.55590           0
   01/01/2011 to 12/31/2011...........  $ 7.55590    $ 7.16817           0
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.02439    $10.32185           0
   01/01/2008 to 12/31/2008...........  $10.32185    $ 7.84324           0
   01/01/2009 to 12/31/2009...........  $ 7.84324    $10.45274           0
   01/01/2010 to 12/31/2010...........  $10.45274    $11.73757           0
   01/01/2011 to 12/31/2011...........  $11.73757    $12.80336           0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.13199    $11.47337           0
   01/01/2008 to 12/31/2008...........  $11.47337    $ 6.40005           0
   01/01/2009 to 12/31/2009...........  $ 6.40005    $ 8.22241           0
   01/01/2010 to 12/31/2010...........  $ 8.22241    $ 9.74903           0
   01/01/2011 to 12/31/2011...........  $ 9.74903    $ 9.56442       2,470
AST MFS GLOBAL EQUITY PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11667    $10.95164           0
   01/01/2008 to 12/31/2008...........  $10.95164    $ 7.15759           0
   01/01/2009 to 12/31/2009...........  $ 7.15759    $ 9.31966           0
   01/01/2010 to 12/31/2010...........  $ 9.31966    $10.33903         323
   01/01/2011 to 12/31/2011...........  $10.33903    $ 9.91614         314
AST MFS GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.10694    $11.59267           0
   01/01/2008 to 12/31/2008...........  $11.59267    $ 7.31108           0
   01/01/2009 to 12/31/2009...........  $ 7.31108    $ 8.99798           0
   01/01/2010 to 12/31/2010...........  $ 8.99798    $10.04775           0
   01/01/2011 to 12/31/2011...........  $10.04775    $ 9.88927           0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MID-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.10574    $10.11084           0
   01/01/2008 to 12/31/2008...........  $10.11084    $ 6.19415           0
   01/01/2009 to 12/31/2009...........  $ 6.19415    $ 8.51751           0
   01/01/2010 to 12/31/2010...........  $ 8.51751    $10.42410           0
   01/01/2011 to 12/31/2011...........  $10.42410    $ 9.96483           0
AST MONEY MARKET PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.00052    $10.29973           0
   01/01/2008 to 12/31/2008...........  $10.29973    $10.45357           0
   01/01/2009 to 12/31/2009...........  $10.45357    $10.37528           0
   01/01/2010 to 12/31/2010...........  $10.37528    $10.27485           0
   01/01/2011 to 12/31/2011...........  $10.27485    $10.17598       7,315
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.13369    $10.25701           0
   01/01/2008 to 12/31/2008...........  $10.25701    $ 5.86395           0
   01/01/2009 to 12/31/2009...........  $ 5.86395    $ 8.16575           0
   01/01/2010 to 12/31/2010...........  $ 8.16575    $ 9.97960           0
   01/01/2011 to 12/31/2011...........  $ 9.97960    $ 9.63540           0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11565    $11.82260           0
   01/01/2008 to 12/31/2008...........  $11.82260    $ 6.65075           0
   01/01/2009 to 12/31/2009...........  $ 6.65075    $ 8.54648           0
   01/01/2010 to 12/31/2010...........  $ 8.54648    $10.88845           0
   01/01/2011 to 12/31/2011...........  $10.88845    $10.96268           0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.12073    $11.75209           0
   01/01/2008 to 12/31/2008...........  $11.75209    $ 6.68601           0
   01/01/2009 to 12/31/2009...........  $ 6.68601    $ 8.11354           0
   01/01/2010 to 12/31/2010...........  $ 8.11354    $ 9.66127           0
   01/01/2011 to 04/29/2011...........  $ 9.66127    $10.86028           0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10192    $ 5.59093           0
   01/01/2009 to 12/31/2009...........  $ 5.59093    $ 9.21761           0
   01/01/2010 to 12/31/2010...........  $ 9.21761    $11.15868           0
   01/01/2011 to 12/31/2011...........  $11.15868    $ 8.80869           0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   03/19/2007* to 12/31/2007..........  $ 9.99034    $10.47408           0
   01/01/2008 to 12/31/2008...........  $10.47408    $10.48603           0
   01/01/2009 to 12/31/2009...........  $10.48603    $11.44430           0
   01/01/2010 to 12/31/2010...........  $11.44430    $11.77276           0
   01/01/2011 to 12/31/2011...........  $11.77276    $11.91843       2,162

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   03/19/2007* to 12/31/2007..........  $ 9.99058    $10.56075            0
   01/01/2008 to 12/31/2008...........  $10.56075    $10.21988            0
   01/01/2009 to 12/31/2009...........  $10.21988    $11.79093            0
   01/01/2010 to 12/31/2010...........  $11.79093    $12.57524        1,379
   01/01/2011 to 12/31/2011...........  $12.57524    $12.84647        1,058
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.04514    $10.75670            0
   01/01/2008 to 12/31/2008...........  $10.75670    $ 8.57497        2,810
   01/01/2009 to 12/31/2009...........  $ 8.57497    $10.19125       62,109
   01/01/2010 to 12/31/2010...........  $10.19125    $11.15697       59,310
   01/01/2011 to 12/31/2011...........  $11.15697    $11.15675       59,232
AST QMA US EQUITY ALPHA PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11188    $10.37151            0
   01/01/2008 to 12/31/2008...........  $10.37151    $ 6.29304        1,694
   01/01/2009 to 12/31/2009...........  $ 6.29304    $ 7.59041        1,645
   01/01/2010 to 12/31/2010...........  $ 7.59041    $ 8.64622        1,594
   01/01/2011 to 12/31/2011...........  $ 8.64622    $ 8.85664        1,546
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99918    $ 8.93992            0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.07291    $10.87140            0
   01/01/2008 to 12/31/2008...........  $10.87140    $ 7.51399            0
   01/01/2009 to 12/31/2009...........  $ 7.51399    $ 9.47895            0
   01/01/2010 to 12/31/2010...........  $ 9.47895    $10.49368            0
   01/01/2011 to 12/31/2011...........  $10.49368    $10.03860        3,919
AST SMALL-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.09716    $10.46802            0
   01/01/2008 to 12/31/2008...........  $10.46802    $ 6.73693            0
   01/01/2009 to 12/31/2009...........  $ 6.73693    $ 8.93194            0
   01/01/2010 to 12/31/2010...........  $ 8.93194    $12.06406            0
   01/01/2011 to 12/31/2011...........  $12.06406    $11.82778            0
AST SMALL-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11095    $ 9.43656            0
   01/01/2008 to 12/31/2008...........  $ 9.43656    $ 6.56669            0
   01/01/2009 to 12/31/2009...........  $ 6.56669    $ 8.25723            0
   01/01/2010 to 12/31/2010...........  $ 8.25723    $10.30053            0
   01/01/2011 to 12/31/2011...........  $10.30053    $ 9.58913            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.06740    $10.57860           0
   01/01/2008 to 12/31/2008...........  $10.57860    $ 7.75653           0
   01/01/2009 to 12/31/2009...........  $ 7.75653    $ 9.53361           0
   01/01/2010 to 12/31/2010...........  $ 9.53361    $10.52807       2,184
   01/01/2011 to 12/31/2011...........  $10.52807    $10.63067       3,039
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11700    $ 9.82815           0
   01/01/2008 to 12/31/2008...........  $ 9.82815    $ 5.65507           0
   01/01/2009 to 12/31/2009...........  $ 5.65507    $ 6.93144           0
   01/01/2010 to 12/31/2010...........  $ 6.93144    $ 7.77169           0
   01/01/2011 to 12/31/2011...........  $ 7.77169    $ 7.56873           0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   03/19/2007* to 12/31/2007..........  $ 9.98213    $10.73003           0
   01/01/2008 to 12/31/2008...........  $10.73003    $10.36499           0
   01/01/2009 to 12/31/2009...........  $10.36499    $11.50569           0
   01/01/2010 to 12/31/2010...........  $11.50569    $12.04612           0
   01/01/2011 to 12/31/2011...........  $12.04612    $12.41886           0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.08361    $10.93976           0
   01/01/2008 to 12/31/2008...........  $10.93976    $ 6.43744           0
   01/01/2009 to 12/31/2009...........  $ 6.43744    $ 9.77555           0
   01/01/2010 to 12/31/2010...........  $ 9.77555    $11.20897           0
   01/01/2011 to 12/31/2011...........  $11.20897    $10.91000           0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.17958    $13.94064           0
   01/01/2008 to 12/31/2008...........  $13.94064    $ 6.90317           0
   01/01/2009 to 12/31/2009...........  $ 6.90317    $10.20784           0
   01/01/2010 to 12/31/2010...........  $10.20784    $12.17409         878
   01/01/2011 to 12/31/2011...........  $12.17409    $10.25550         854
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.12210    $11.05096           0
   01/01/2008 to 12/31/2008...........  $11.05096    $ 6.31035           0
   01/01/2009 to 12/31/2009...........  $ 6.31035    $ 8.02421           0
   01/01/2010 to 12/31/2010...........  $ 8.02421    $ 9.10752           0
   01/01/2011 to 12/31/2011...........  $ 9.10752    $ 8.70580           0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99918    $ 9.98774           0
   01/01/2008 to 12/31/2008...........  $ 9.98774    $ 9.37351           0
   01/01/2009 to 12/31/2009...........  $ 9.37351    $10.35999           0
   01/01/2010 to 12/31/2010...........  $10.35999    $11.05727           0
   01/01/2011 to 12/31/2011...........  $11.05727    $11.60740           0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07829     $6.67267           0
   01/01/2009 to 12/31/2009...........  $ 6.67267     $8.59292           0
   01/01/2010 to 12/31/2010...........  $ 8.59292     $9.37902           0
   01/01/2011 to 12/31/2011...........  $ 9.37902     $9.13111       1,212

*  Denotes the start date of these sub-accounts

                               PREMIER L SERIES

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES: HIGHEST ANNIVERSARY VALUE DEATH BENEFIT ONLY (1.75%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.97003    $10.54251      296,477
    01/01/2007 to 12/31/2007.........  $10.54251    $11.31443      600,202
    01/01/2008 to 12/31/2008.........  $11.31443    $ 7.58029      690,422
    01/01/2009 to 12/31/2009.........  $ 7.58029    $ 9.26448      799,056
    01/01/2010 to 12/31/2010.........  $ 9.26448    $10.19462      806,904
    01/01/2011 to 12/31/2011.........  $10.19462    $ 9.75312      722,709
 AST ADVANCED STRATEGIES PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.98875    $10.48624          986
    01/01/2007 to 12/31/2007.........  $10.48624    $11.28462       83,485
    01/01/2008 to 12/31/2008.........  $11.28462    $ 7.78498      220,600
    01/01/2009 to 12/31/2009.........  $ 7.78498    $ 9.65571      369,600
    01/01/2010 to 12/31/2010.........  $ 9.65571    $10.79033      438,441
    01/01/2011 to 12/31/2011.........  $10.79033    $10.61693      400,750
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.98438    $11.02064            0
    01/01/2007 to 12/31/2007.........  $11.02064    $10.81865          782
    01/01/2008 to 12/31/2008.........  $10.81865    $ 6.93814          781
    01/01/2009 to 12/31/2009.........  $ 6.93814    $ 8.03080        6,085
    01/01/2010 to 12/31/2010.........  $ 8.03080    $ 8.98555        6,133
    01/01/2011 to 12/31/2011.........  $ 8.98555    $ 9.14661        8,346
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.97944    $10.49898       17,026
    01/01/2007 to 12/31/2007.........  $10.49898    $11.25387       62,593
    01/01/2008 to 12/31/2008.........  $11.25387    $ 7.88566      294,740
    01/01/2009 to 12/31/2009.........  $ 7.88566    $ 9.55557      575,103
    01/01/2010 to 12/31/2010.........  $ 9.55557    $10.54773      604,407
    01/01/2011 to 12/31/2011.........  $10.54773    $10.24057      536,225

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99857    $ 9.16255            0
AST BLACKROCK VALUE PORTFOLIO
FORMERLY, AST VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.94927    $11.01318           57
   01/01/2007 to 12/31/2007...........  $11.01318    $10.95037          339
   01/01/2008 to 12/31/2008...........  $10.95037    $ 6.74756        6,172
   01/01/2009 to 12/31/2009...........  $ 6.74756    $ 7.84238        1,223
   01/01/2010 to 12/31/2010...........  $ 7.84238    $ 8.66644          330
   01/01/2011 to 12/31/2011...........  $ 8.66644    $ 8.47561          539
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........  $ 9.99905    $ 9.38572            0
   01/01/2010 to 12/31/2010...........  $ 9.38572    $10.19992            0
   01/01/2011 to 12/31/2011...........  $10.19992    $10.99092            0
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008..........  $ 9.99858    $12.04396            0
   01/01/2009 to 12/31/2009...........  $12.04396    $11.12056            0
   01/01/2010 to 12/31/2010...........  $11.12056    $12.15179            0
   01/01/2011 to 12/31/2011...........  $12.15179    $13.56492            0
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008..........  $ 9.99858    $12.11286            0
   01/01/2009 to 12/31/2009...........  $12.11286    $10.98780            0
   01/01/2010 to 12/31/2010...........  $10.98780    $12.02578            0
   01/01/2011 to 12/31/2011...........  $12.02578    $13.70693            0
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........  $ 9.99905    $ 8.79604            0
   01/01/2010 to 12/31/2010...........  $ 8.79604    $ 9.66876        1,486
   01/01/2011 to 12/31/2011...........  $ 9.66876    $11.27734            0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99810    $11.01729        6,259
   01/01/2011 to 12/31/2011...........  $11.01729    $13.02623       23,762
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99857    $12.03025       34,654
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97974    $10.60086      109,873
   01/01/2007 to 12/31/2007...........  $10.60086    $11.43120      334,352
   01/01/2008 to 12/31/2008...........  $11.43120    $ 7.30917      337,787
   01/01/2009 to 12/31/2009...........  $ 7.30917    $ 9.00313      451,541
   01/01/2010 to 12/31/2010...........  $ 9.00313    $10.03170      499,833
   01/01/2011 to 12/31/2011...........  $10.03170    $ 9.62010      399,272

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09925    $ 6.69446       50,953
   01/01/2009 to 12/31/2009...........  $ 6.69446    $ 8.34595       77,171
   01/01/2010 to 12/31/2010...........  $ 8.34595    $ 9.37899       79,316
   01/01/2011 to 12/31/2011...........  $ 9.37899    $ 8.99772       53,447
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08108    $ 7.34315       10,314
   01/01/2009 to 12/31/2009...........  $ 7.34315    $ 8.90471       48,728
   01/01/2010 to 12/31/2010...........  $ 8.90471    $ 9.79462       48,886
   01/01/2011 to 12/31/2011...........  $ 9.79462    $ 9.45152       42,529
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.88701    $12.11318           34
   01/01/2007 to 12/31/2007...........  $12.11318    $ 9.53033          203
   01/01/2008 to 12/31/2008...........  $ 9.53033    $ 6.08313          202
   01/01/2009 to 12/31/2009...........  $ 6.08313    $ 7.88735          165
   01/01/2010 to 12/31/2010...........  $ 7.88735    $ 9.97588          278
   01/01/2011 to 12/31/2011...........  $ 9.97588    $10.45070          470
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98285    $10.45147           20
   01/01/2007 to 12/31/2007...........  $10.45147    $ 8.44578          940
   01/01/2008 to 07/18/2008...........  $ 8.44578    $ 7.73525            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99857    $ 9.94478            0
   01/01/2007 to 12/31/2007...........  $ 9.94478    $10.86864          369
   01/01/2008 to 12/31/2008...........  $10.86864    $ 5.97180          367
   01/01/2009 to 12/31/2009...........  $ 5.97180    $ 7.78612          832
   01/01/2010 to 12/31/2010...........  $ 7.78612    $10.14271          360
   01/01/2011 to 12/31/2011...........  $10.14271    $ 8.66144        1,496
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10358    $ 7.50322            0
   01/01/2009 to 12/31/2009...........  $ 7.50322    $ 8.93974        5,524
   01/01/2010 to 12/31/2010...........  $ 8.93974    $ 9.95667        5,317
   01/01/2011 to 12/31/2011...........  $ 9.95667    $ 9.54376        4,701
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99857    $10.52216        8,973
   01/01/2007 to 12/31/2007...........  $10.52216    $11.22519       65,964
   01/01/2008 to 12/31/2008...........  $11.22519    $ 7.22737      179,253
   01/01/2009 to 12/31/2009...........  $ 7.22737    $ 8.79712      241,871
   01/01/2010 to 12/31/2010...........  $ 8.79712    $ 9.88773      247,345
   01/01/2011 to 12/31/2011...........  $ 9.88773    $ 9.57167      219,031

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99857    $10.30127            0
   01/01/2007 to 12/31/2007...........  $10.30127    $11.27901       53,457
   01/01/2008 to 12/31/2008...........  $11.27901    $ 6.57207      168,928
   01/01/2009 to 12/31/2009...........  $ 6.57207    $ 8.13678      256,354
   01/01/2010 to 12/31/2010...........  $ 8.13678    $ 9.51787      292,307
   01/01/2011 to 12/31/2011...........  $ 9.51787    $ 8.77313      236,537
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99858    $ 7.47065        7,730
   01/01/2009 to 11/13/2009...........  $ 7.47065    $ 8.35030            0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17526    $ 6.11150            0
   01/01/2009 to 12/31/2009...........  $ 6.11150    $ 8.11460            0
   01/01/2010 to 12/31/2010...........  $ 8.11460    $ 9.58600            0
   01/01/2011 to 12/31/2011...........  $ 9.58600    $ 8.94656            0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.93493    $10.24906           60
   01/01/2007 to 12/31/2007...........  $10.24906    $11.48125        5,896
   01/01/2008 to 12/31/2008...........  $11.48125    $ 6.73972        5,299
   01/01/2009 to 12/31/2009...........  $ 6.73972    $ 9.89579        6,378
   01/01/2010 to 12/31/2010...........  $ 9.89579    $10.72625        3,409
   01/01/2011 to 12/31/2011...........  $10.72625    $10.12478        2,741
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96053    $11.03108            0
   01/01/2007 to 12/31/2007...........  $11.03108    $11.39626            0
   01/01/2008 to 12/31/2008...........  $11.39626    $ 6.64269        5,583
   01/01/2009 to 12/31/2009...........  $ 6.64269    $ 7.78118       12,477
   01/01/2010 to 12/31/2010...........  $ 7.78118    $ 8.63286       12,151
   01/01/2011 to 12/31/2011...........  $ 8.63286    $ 8.01634        6,868
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95792    $ 9.86401           41
   01/01/2007 to 12/31/2007...........  $ 9.86401    $11.56909          545
   01/01/2008 to 12/31/2008...........  $11.56909    $ 6.73180        6,242
   01/01/2009 to 12/31/2009...........  $ 6.73180    $10.39351        4,065
   01/01/2010 to 12/31/2010...........  $10.39351    $12.24001        4,433
   01/01/2011 to 12/31/2011...........  $12.24001    $11.67165        3,430
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03346    $ 7.63699            0
   01/01/2009 to 12/31/2009...........  $ 7.63699    $ 9.52067        1,582
   01/01/2010 to 12/31/2010...........  $ 9.52067    $11.86158        2,472
   01/01/2011 to 12/31/2011...........  $11.86158    $11.80975        2,405

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST HIGH YIELD PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99857    $10.56250            0
   01/01/2007 to 12/31/2007...........  $10.56250    $10.63742            0
   01/01/2008 to 12/31/2008...........  $10.63742    $ 7.78400          709
   01/01/2009 to 12/31/2009...........  $ 7.78400    $10.37011        7,853
   01/01/2010 to 12/31/2010...........  $10.37011    $11.56763        6,755
   01/01/2011 to 12/31/2011...........  $11.56763    $11.72970        5,559
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11177    $ 7.13625        2,904
   01/01/2009 to 12/31/2009...........  $ 7.13625    $ 8.88380        3,054
   01/01/2010 to 12/31/2010...........  $ 8.88380    $ 9.93736        3,349
   01/01/2011 to 12/31/2011...........  $ 9.93736    $ 9.71107        2,618
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08926    $ 7.61215       41,374
   01/01/2009 to 12/31/2009...........  $ 7.61215    $ 9.23061      100,308
   01/01/2010 to 12/31/2010...........  $ 9.23061    $10.12402      106,820
   01/01/2011 to 12/31/2011...........  $10.12402    $ 9.89972       99,903
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99209    $10.60171           20
   01/01/2007 to 12/31/2007...........  $10.60171    $12.40345          938
   01/01/2008 to 12/31/2008...........  $12.40345    $ 6.06655          937
   01/01/2009 to 12/31/2009...........  $ 6.06655    $ 8.06631          926
   01/01/2010 to 12/31/2010...........  $ 8.06631    $ 9.07693          924
   01/01/2011 to 12/31/2011...........  $ 9.07693    $ 7.76802          923
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2006* to 12/31/2006..........  $10.01024    $10.86454           20
   01/01/2007 to 12/31/2007...........  $10.86454    $12.57772          206
   01/01/2008 to 12/31/2008...........  $12.57772    $ 6.92187          543
   01/01/2009 to 12/31/2009...........  $ 6.92187    $ 8.87760          525
   01/01/2010 to 12/31/2010...........  $ 8.87760    $ 9.69193          170
   01/01/2011 to 12/31/2011...........  $ 9.69193    $ 8.33006          169
AST INVESTMENT GRADE BOND PORTFOLIO
   01/28/2008* to 12/31/2008..........  $ 9.99858    $10.72532      305,593
   01/01/2009 to 12/31/2009...........  $10.72532    $11.73237      118,263
   01/01/2010 to 12/31/2010...........  $11.73237    $12.77720       87,294
   01/01/2011 to 12/31/2011...........  $12.77720    $14.12060      371,651
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96723    $10.53489            0
   01/01/2007 to 12/31/2007...........  $10.53489    $10.55381       29,314
   01/01/2008 to 12/31/2008...........  $10.55381    $ 8.54506      224,911
   01/01/2009 to 12/31/2009...........  $ 8.54506    $10.24727      340,120
   01/01/2010 to 12/31/2010...........  $10.24727    $10.80817      395,985
   01/01/2011 to 12/31/2011...........  $10.80817    $10.64726      356,253

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08396    $10.28967            0
   01/01/2010 to 12/31/2010...........  $10.28967    $11.25705            0
   01/01/2011 to 12/31/2011...........  $11.25705    $11.13692            0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14535    $10.29945            0
   01/01/2010 to 12/31/2010...........  $10.29945    $11.51148        1,007
   01/01/2011 to 12/31/2011...........  $11.51148    $10.64939          419
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99857    $10.57842            0
   01/01/2007 to 12/31/2007...........  $10.57842    $11.37690        4,216
   01/01/2008 to 12/31/2008...........  $11.37690    $ 6.55421        4,608
   01/01/2009 to 12/31/2009...........  $ 6.55421    $ 8.75281       12,553
   01/01/2010 to 12/31/2010...........  $ 8.75281    $ 9.21909        8,811
   01/01/2011 to 12/31/2011...........  $ 9.21909    $ 8.23160        6,958
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95990    $11.00919            0
   01/01/2007 to 12/31/2007...........  $11.00919    $10.49565          182
   01/01/2008 to 12/31/2008...........  $10.49565    $ 6.03521        4,914
   01/01/2009 to 12/31/2009...........  $ 6.03521    $ 7.08407        4,584
   01/01/2010 to 12/31/2010...........  $ 7.08407    $ 7.87845        4,425
   01/01/2011 to 12/31/2011...........  $ 7.87845    $ 7.41911            0
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99857    $10.47669            0
   01/01/2007 to 12/31/2007...........  $10.47669    $10.92227            0
   01/01/2008 to 12/31/2008...........  $10.92227    $ 8.23823            0
   01/01/2009 to 12/31/2009...........  $ 8.23823    $10.89824        4,049
   01/01/2010 to 12/31/2010...........  $10.89824    $12.14768        3,777
   01/01/2011 to 12/31/2011...........  $12.14768    $13.15337        3,454
AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.94804    $10.21374            0
   01/01/2007 to 12/31/2007...........  $10.21374    $11.53918            0
   01/01/2008 to 12/31/2008...........  $11.53918    $ 6.38917        6,023
   01/01/2009 to 12/31/2009...........  $ 6.38917    $ 8.14798        5,625
   01/01/2010 to 12/31/2010...........  $ 8.14798    $ 9.58964        5,074
   01/01/2011 to 12/31/2011...........  $ 9.58964    $ 9.33879        4,654

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96011    $11.10079            0
   01/01/2007 to 12/31/2007...........  $11.10079    $11.93449            0
   01/01/2008 to 12/31/2008...........  $11.93449    $ 7.74226            0
   01/01/2009 to 12/31/2009...........  $ 7.74226    $10.00657        1,464
   01/01/2010 to 12/31/2010...........  $10.00657    $11.01926        2,575
   01/01/2011 to 12/31/2011...........  $11.01926    $10.49074        1,566
AST MFS GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.93168    $10.38005            0
   01/01/2007 to 12/31/2007...........  $10.38005    $11.74189            0
   01/01/2008 to 12/31/2008...........  $11.74189    $ 7.35047            0
   01/01/2009 to 12/31/2009...........  $ 7.35047    $ 8.97986        3,172
   01/01/2010 to 12/31/2010...........  $ 8.97986    $ 9.95374        5,925
   01/01/2011 to 12/31/2011...........  $ 9.95374    $ 9.72471        4,461
AST MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.92901    $10.39990            0
   01/01/2007 to 12/31/2007...........  $10.39990    $10.50138            0
   01/01/2008 to 12/31/2008...........  $10.50138    $ 6.38584            0
   01/01/2009 to 12/31/2009...........  $ 6.38584    $ 8.71638          415
   01/01/2010 to 12/31/2010...........  $ 8.71638    $10.58897            0
   01/01/2011 to 12/31/2011...........  $10.58897    $10.04800          203
AST MONEY MARKET PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99975    $10.20465            0
   01/01/2007 to 12/31/2007...........  $10.20465    $10.51994          195
   01/01/2008 to 12/31/2008...........  $10.51994    $10.59840       13,341
   01/01/2009 to 12/31/2009...........  $10.59840    $10.44180       23,672
   01/01/2010 to 12/31/2010...........  $10.44180    $10.26477       24,268
   01/01/2011 to 12/31/2011...........  $10.26477    $10.09057       27,101
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.03571    $10.15678           40
   01/01/2007 to 12/31/2007...........  $10.15678    $10.29756        2,221
   01/01/2008 to 12/31/2008...........  $10.29756    $ 5.84357        2,692
   01/01/2009 to 12/31/2009...........  $ 5.84357    $ 8.07728        5,882
   01/01/2010 to 12/31/2010...........  $ 8.07728    $ 9.79886        5,031
   01/01/2011 to 12/31/2011...........  $ 9.79886    $ 9.39128        3,529
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02848    $10.06951            0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96496    $10.19976            0
   01/01/2007 to 12/31/2007...........  $10.19976    $12.24905        1,265
   01/01/2008 to 12/31/2008...........  $12.24905    $ 6.83966        1,261
   01/01/2009 to 12/31/2009...........  $ 6.83966    $ 8.72450        2,766
   01/01/2010 to 12/31/2010...........  $ 8.72450    $11.03351        3,202
   01/01/2011 to 12/31/2011...........  $11.03351    $11.02690        2,955

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98799    $ 9.44486           22
   01/01/2007 to 12/31/2007...........  $ 9.44486    $11.01865          131
   01/01/2008 to 12/31/2008...........  $11.01865    $ 6.22235          209
   01/01/2009 to 12/31/2009...........  $ 6.22235    $ 7.49518        2,076
   01/01/2010 to 12/31/2010...........  $ 7.49518    $ 8.85927        2,872
   01/01/2011 to 04/29/2011...........  $ 8.85927    $ 9.93478            0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10132    $ 5.57216            0
   01/01/2009 to 12/31/2009...........  $ 5.57216    $ 9.11891        5,826
   01/01/2010 to 12/31/2010...........  $ 9.11891    $10.95795        8,612
   01/01/2011 to 12/31/2011...........  $10.95795    $ 8.58654        7,077
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98017    $10.16612            0
   01/01/2007 to 12/31/2007...........  $10.16612    $10.66960            0
   01/01/2008 to 12/31/2008...........  $10.66960    $10.60295          148
   01/01/2009 to 12/31/2009...........  $10.60295    $11.48658        1,620
   01/01/2010 to 12/31/2010...........  $11.48658    $11.72926        6,589
   01/01/2011 to 12/31/2011...........  $11.72926    $11.78694       24,934
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.97123    $10.29870           40
   01/01/2007 to 12/31/2007...........  $10.29870    $10.96160        6,009
   01/01/2008 to 12/31/2008...........  $10.96160    $10.52960       30,426
   01/01/2009 to 12/31/2009...........  $10.52960    $12.05880       65,080
   01/01/2010 to 12/31/2010...........  $12.05880    $12.76610       63,030
   01/01/2011 to 12/31/2011...........  $12.76610    $12.94556       49,106
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97916    $10.41199        6,955
   01/01/2007 to 12/31/2007...........  $10.41199    $11.12416       51,293
   01/01/2008 to 12/31/2008...........  $11.12416    $ 8.80243      165,915
   01/01/2009 to 12/31/2009...........  $ 8.80243    $10.38444      312,015
   01/01/2010 to 12/31/2010...........  $10.38444    $11.28481      302,437
   01/01/2011 to 12/31/2011...........  $11.28481    $11.20146      269,971
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01849    $10.06939            0
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95080    $10.72630            0
   01/01/2007 to 12/31/2007...........  $10.72630    $10.76050            0
   01/01/2008 to 12/31/2008...........  $10.76050    $ 6.48081          616
   01/01/2009 to 12/31/2009...........  $ 6.48081    $ 7.75928        1,147
   01/01/2010 to 12/31/2010...........  $ 7.75928    $ 8.77355        1,278
   01/01/2011 to 12/31/2011...........  $ 8.77355    $ 8.92102          787

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99857    $ 8.89568            0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98433    $10.56714            0
   01/01/2007 to 12/31/2007...........  $10.56714    $11.31065          150
   01/01/2008 to 12/31/2008...........  $11.31065    $ 7.75997       28,016
   01/01/2009 to 12/31/2009...........  $ 7.75997    $ 9.71715       42,143
   01/01/2010 to 12/31/2010...........  $ 9.71715    $10.67818       43,829
   01/01/2011 to 12/31/2011...........  $10.67818    $10.13994       35,786
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.90506    $ 9.90872            0
   01/01/2007 to 12/31/2007...........  $ 9.90872    $10.43378            0
   01/01/2008 to 12/31/2008...........  $10.43378    $ 6.66531            0
   01/01/2009 to 12/31/2009...........  $ 6.66531    $ 8.77180          100
   01/01/2010 to 12/31/2010...........  $ 8.77180    $11.76047           80
   01/01/2011 to 12/31/2011...........  $11.76047    $11.44523          256
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99240    $10.45801            0
   01/01/2007 to 12/31/2007...........  $10.45801    $ 9.70078        1,910
   01/01/2008 to 12/31/2008...........  $ 9.70078    $ 6.70059        2,949
   01/01/2009 to 12/31/2009...........  $ 6.70059    $ 8.36348        3,405
   01/01/2010 to 12/31/2010...........  $ 8.36348    $10.35634        1,232
   01/01/2011 to 12/31/2011...........  $10.35634    $ 9.57011        1,072
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96810    $10.62508        3,766
   01/01/2007 to 12/31/2007...........  $10.62508    $11.10168      116,538
   01/01/2008 to 12/31/2008...........  $11.10168    $ 8.07989      169,999
   01/01/2009 to 12/31/2009...........  $ 8.07989    $ 9.85774      381,971
   01/01/2010 to 12/31/2010...........  $ 9.85774    $10.80580      453,599
   01/01/2011 to 12/31/2011...........  $10.80580    $10.83087      454,470
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95042    $11.06626            0
   01/01/2007 to 12/31/2007...........  $11.06626    $10.48707        4,714
   01/01/2008 to 12/31/2008...........  $10.48707    $ 5.98961        4,814
   01/01/2009 to 12/31/2009...........  $ 5.98961    $ 7.28736        6,506
   01/01/2010 to 12/31/2010...........  $ 7.28736    $ 8.11059        3,203
   01/01/2011 to 12/31/2011...........  $ 8.11059    $ 7.84060        2,363

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98957    $10.29346           40
   01/01/2007 to 12/31/2007...........  $10.29346    $11.09132          344
   01/01/2008 to 12/31/2008...........  $11.09132    $10.63511        1,001
   01/01/2009 to 12/31/2009...........  $10.63511    $11.71854          755
   01/01/2010 to 12/31/2010...........  $11.71854    $12.17856        1,010
   01/01/2011 to 12/31/2011...........  $12.17856    $12.46302        1,898
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.94009    $10.46223            0
   01/01/2007 to 12/31/2007...........  $10.46223    $11.12804          821
   01/01/2008 to 12/31/2008...........  $11.12804    $ 6.49978          821
   01/01/2009 to 12/31/2009...........  $ 6.49978    $ 9.79749        2,681
   01/01/2010 to 12/31/2010...........  $ 9.79749    $11.15143        2,027
   01/01/2011 to 12/31/2011...........  $11.15143    $10.77407        2,506
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.14742    $ 9.82387            0
   01/01/2007 to 12/31/2007...........  $ 9.82387    $13.56505          892
   01/01/2008 to 12/31/2008...........  $13.56505    $ 6.66754        1,029
   01/01/2009 to 12/31/2009...........  $ 6.66754    $ 9.78660        6,126
   01/01/2010 to 12/31/2010...........  $ 9.78660    $11.58555        6,341
   01/01/2011 to 12/31/2011...........  $11.58555    $ 9.68778        5,820
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97067    $10.64737          986
   01/01/2007 to 12/31/2007...........  $10.64737    $11.46345       13,784
   01/01/2008 to 12/31/2008...........  $11.46345    $ 6.49753       13,782
   01/01/2009 to 12/31/2009...........  $ 6.49753    $ 8.20138       22,545
   01/01/2010 to 12/31/2010...........  $ 8.20138    $ 9.24013       22,005
   01/01/2011 to 12/31/2011...........  $ 9.24013    $ 8.76758       31,225
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99857    $ 9.97857            0
   01/01/2008 to 12/31/2008...........  $ 9.97857    $ 9.29580        1,988
   01/01/2009 to 12/31/2009...........  $ 9.29580    $10.19841        6,374
   01/01/2010 to 12/31/2010...........  $10.19841    $10.80459        5,721
   01/01/2011 to 12/31/2011...........  $10.80459    $11.25875        4,444
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07809    $ 6.63967       50,618
   01/01/2009 to 12/31/2009...........  $ 6.63967    $ 8.48729      188,039
   01/01/2010 to 12/31/2010...........  $ 8.48729    $ 9.19556      216,286
   01/01/2011 to 12/31/2011...........  $ 9.19556    $ 8.88658      156,948
PROFUND VP CONSUMER GOODS PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08897    $ 7.66740            0
   01/01/2009 to 12/31/2009...........  $ 7.66740    $ 9.16075            0
   01/01/2010 to 12/31/2010...........  $ 9.16075    $10.56629            0
   01/01/2011 to 12/31/2011...........  $10.56629    $11.10620            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP CONSUMER SERVICES
   05/01/2008* to 12/31/2008..........  $10.26798    $ 7.03865         0
   01/01/2009 to 12/31/2009...........  $ 7.03865    $ 9.04847         0
   01/01/2010 to 12/31/2010...........  $ 9.04847    $10.79503         0
   01/01/2011 to 12/31/2011...........  $10.79503    $11.19316         0
PROFUND VP FINANCIALS
   05/01/2008* to 12/31/2008..........  $10.38568    $ 5.26922         0
   01/01/2009 to 12/31/2009...........  $ 5.26922    $ 5.95576         0
   01/01/2010 to 12/31/2010...........  $ 5.95576    $ 6.49311         0
   01/01/2011 to 12/31/2011...........  $ 6.49311    $ 5.49890         0
PROFUND VP HEALTH CARE
   05/01/2008* to 12/31/2008..........  $10.15190    $ 8.33164         0
   01/01/2009 to 12/31/2009...........  $ 8.33164    $ 9.78962         0
   01/01/2010 to 12/31/2010...........  $ 9.78962    $ 9.89495         0
   01/01/2011 to 12/31/2011...........  $ 9.89495    $10.70857         0
PROFUND VP INDUSTRIALS
   05/01/2008* to 12/31/2008..........  $10.16541    $ 6.09361         0
   01/01/2009 to 12/31/2009...........  $ 6.09361    $ 7.43189         0
   01/01/2010 to 12/31/2010...........  $ 7.43189    $ 9.03877         0
   01/01/2011 to 12/31/2011...........  $ 9.03877    $ 8.72496         0
PROFUND VP LARGE-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.11064    $ 6.71288         0
   01/01/2009 to 12/31/2009...........  $ 6.71288    $ 8.55914         0
   01/01/2010 to 12/31/2010...........  $ 8.55914    $ 9.52092         0
   01/01/2011 to 12/31/2011...........  $ 9.52092    $ 9.65031         0
PROFUND VP LARGE-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.24142    $ 6.26824         0
   01/01/2009 to 12/31/2009...........  $ 6.26824    $ 7.35964         0
   01/01/2010 to 12/31/2010...........  $ 7.35964    $ 8.16578         0
   01/01/2011 to 12/31/2011...........  $ 8.16578    $ 7.92286         0
PROFUND VP MID-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.07241    $ 6.19635         0
   01/01/2009 to 12/31/2009...........  $ 6.19635    $ 8.42323         0
   01/01/2010 to 12/31/2010...........  $ 8.42323    $10.63105         0
   01/01/2011 to 12/31/2011...........  $10.63105    $10.14625         0
PROFUND VP MID-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.18839    $ 6.46059         0
   01/01/2009 to 12/31/2009...........  $ 6.46059    $ 8.30972         0
   01/01/2010 to 12/31/2010...........  $ 8.30972    $ 9.83711         0
   01/01/2011 to 12/31/2011...........  $ 9.83711    $ 9.28873         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP REAL ESTATE
   05/01/2008* to 12/31/2008..........  $10.25889    $ 5.51517         0
   01/01/2009 to 12/31/2009...........  $ 5.51517    $ 6.93246         0
   01/01/2010 to 12/31/2010...........  $ 6.93246    $ 8.49560         0
   01/01/2011 to 12/31/2011...........  $ 8.49560    $ 8.74636         0
PROFUND VP SMALL-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.11354    $ 6.80592         0
   01/01/2009 to 12/31/2009...........  $ 6.80592    $ 8.43928         0
   01/01/2010 to 12/31/2010...........  $ 8.43928    $10.42789         0
   01/01/2011 to 12/31/2011...........  $10.42789    $10.38015         0
PROFUND VP SMALL-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.22853    $ 7.17514         0
   01/01/2009 to 12/31/2009...........  $ 7.17514    $ 8.49036         0
   01/01/2010 to 12/31/2010...........  $ 8.49036    $10.18870         0
   01/01/2011 to 12/31/2011...........  $10.18870    $ 9.60286         0
PROFUND VP TELECOMMUNICATIONS
   05/01/2008* to 12/31/2008..........  $10.27811    $ 7.26466         0
   01/01/2009 to 12/31/2009...........  $ 7.26466    $ 7.66228         0
   01/01/2010 to 12/31/2010...........  $ 7.66228    $ 8.71192         0
   01/01/2011 to 12/31/2011...........  $ 8.71192    $ 8.72229         0
PROFUND VP UTILITIES
   05/01/2008* to 12/31/2008..........  $10.09856    $ 7.21133         0
   01/01/2009 to 12/31/2009...........  $ 7.21133    $ 7.84816         0
   01/01/2010 to 12/31/2010...........  $ 7.84816    $ 8.17220         0
   01/01/2011 to 12/31/2011...........  $ 8.17220    $ 9.43829         0

*  Denotes the start date of these sub-accounts

                               PREMIER L SERIES

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                      STATEMENT OF ADDITIONAL INFORMATION

              ACCUMULATION UNIT VALUES: WITH ONLY HD GRO (1.85%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.10395    $ 7.16664         0
   01/01/2009 to 12/31/2009...........  $ 7.16664    $ 8.75036         0
   01/01/2010 to 12/31/2010...........  $ 8.75036    $ 9.61939         0
   01/01/2011 to 12/31/2011...........  $ 9.61939    $ 9.19378         0
AST ADVANCED STRATEGIES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.08802    $ 7.27132         0
   01/01/2009 to 12/31/2009...........  $ 7.27132    $ 9.00981         0
   01/01/2010 to 12/31/2010...........  $ 9.00981    $10.05863         0
   01/01/2011 to 12/31/2011...........  $10.05863    $ 9.88727         0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.14765    $ 7.01177         0
   01/01/2009 to 12/31/2009...........  $ 7.01177    $ 8.10814         0
   01/01/2010 to 12/31/2010...........  $ 8.10814    $ 9.06318         0
   01/01/2011 to 12/31/2011...........  $ 9.06318    $ 9.21655         0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.08599    $ 7.38927         0
   01/01/2009 to 12/31/2009...........  $ 7.38927    $ 8.94528         0
   01/01/2010 to 12/31/2010...........  $ 8.94528    $ 9.86436         0
   01/01/2011 to 12/31/2011...........  $ 9.86436    $ 9.56771         0
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99849    $ 9.15655         0
AST BLACKROCK VALUE PORTFOLIO
FORMERLY, AST VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.20683    $ 6.72004         0
   01/01/2009 to 12/31/2009...........  $ 6.72004    $ 7.80265         0
   01/01/2010 to 12/31/2010...........  $ 7.80265    $ 8.61419         0
   01/01/2011 to 12/31/2011...........  $ 8.61419    $ 8.41633         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........  $ 9.99900    $ 9.37653         0
   01/01/2010 to 12/31/2010...........  $ 9.37653    $10.17996         0
   01/01/2011 to 12/31/2011...........  $10.17996    $10.95882         0
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008..........  $ 9.99850    $12.03290         0
   01/01/2009 to 12/31/2009...........  $12.03290    $11.09949         0
   01/01/2010 to 12/31/2010...........  $11.09949    $12.11684         0
   01/01/2011 to 12/31/2011...........  $12.11684    $13.51263         0
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008..........  $ 9.99850    $12.10174         0
   01/01/2009 to 12/31/2009...........  $12.10174    $10.96689         0
   01/01/2010 to 12/31/2010...........  $10.96689    $11.99103         0
   01/01/2011 to 12/31/2011...........  $11.99103    $13.65410         0
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........  $ 9.99900    $ 8.78733         0
   01/01/2010 to 12/31/2010...........  $ 8.78733    $ 9.64967         0
   01/01/2011 to 12/31/2011...........  $ 9.64967    $11.24415         0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99799    $11.00652         0
   01/01/2011 to 12/31/2011...........  $11.00652    $13.00070         0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99849    $12.01851         0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.12055    $ 6.93669         0
   01/01/2009 to 12/31/2009...........  $ 6.93669    $ 8.53583         0
   01/01/2010 to 12/31/2010...........  $ 8.53583    $ 9.50184         0
   01/01/2011 to 12/31/2011...........  $ 9.50184    $ 9.10312         0
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09923    $ 6.69002         0
   01/01/2009 to 12/31/2009...........  $ 6.69002    $ 8.33217         0
   01/01/2010 to 12/31/2010...........  $ 8.33217    $ 9.35429         0
   01/01/2011 to 12/31/2011...........  $ 9.35429    $ 8.96522         0
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08105    $ 7.33826         0
   01/01/2009 to 12/31/2009...........  $ 7.33826    $ 8.89004         0
   01/01/2010 to 12/31/2010...........  $ 8.89004    $ 9.76900         0
   01/01/2011 to 12/31/2011...........  $ 9.76900    $ 9.41752         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST COHEN & STEERS REALTY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.37360    $ 6.59689         0
   01/01/2009 to 12/31/2009...........  $ 6.59689    $ 8.54514         0
   01/01/2010 to 12/31/2010...........  $ 8.54514    $10.79717         0
   01/01/2011 to 12/31/2011...........  $10.79717    $11.29999         0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   01/28/2008 to 07/18/2008...........  $10.26292    $10.02457         0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.12595    $ 6.22880         0
   01/01/2009 to 12/31/2009...........  $ 6.22880    $ 8.11317         0
   01/01/2010 to 12/31/2010...........  $ 8.11317    $10.55827         0
   01/01/2011 to 12/31/2011...........  $10.55827    $ 9.00747         0
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10356    $ 7.49830         0
   01/01/2009 to 12/31/2009...........  $ 7.49830    $ 8.92512         0
   01/01/2010 to 12/31/2010...........  $ 8.92512    $ 9.93066         0
   01/01/2011 to 12/31/2011...........  $ 9.93066    $ 9.50955         0
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.11733    $ 6.82289         0
   01/01/2009 to 12/31/2009...........  $ 6.82289    $ 8.29675         0
   01/01/2010 to 12/31/2010...........  $ 8.29675    $ 9.31618         0
   01/01/2011 to 12/31/2011...........  $ 9.31618    $ 9.00962         0
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.15532    $ 6.34463         0
   01/01/2009 to 12/31/2009...........  $ 6.34463    $ 7.84746         0
   01/01/2010 to 12/31/2010...........  $ 7.84746    $ 9.17030         0
   01/01/2011 to 12/31/2011...........  $ 9.17030    $ 8.44447         0
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99850    $ 7.46733         0
   01/01/2009 to 11/13/2009...........  $ 7.46733    $ 8.33949         0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17518    $ 6.10873         0
   01/01/2009 to 12/31/2009...........  $ 6.10873    $ 8.10294         0
   01/01/2010 to 12/31/2010...........  $ 8.10294    $ 9.56280         0
   01/01/2011 to 12/31/2011...........  $ 9.56280    $ 8.91628         0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.08749    $ 6.61764         0
   01/01/2009 to 12/31/2009...........  $ 6.61764    $ 9.70713         0
   01/01/2010 to 12/31/2010...........  $ 9.70713    $10.51133         0
   01/01/2011 to 12/31/2011...........  $10.51133    $ 9.91228         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.16540    $ 6.38454         0
   01/01/2009 to 12/31/2009...........  $ 6.38454    $ 7.47138         0
   01/01/2010 to 12/31/2010...........  $ 7.47138    $ 8.28096         0
   01/01/2011 to 12/31/2011...........  $ 8.28096    $ 7.68208         0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.19081    $ 6.55906         0
   01/01/2009 to 12/31/2009...........  $ 6.55906    $10.11672         0
   01/01/2010 to 12/31/2010...........  $10.11672    $11.90223         0
   01/01/2011 to 12/31/2011...........  $11.90223    $11.33841         0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03338    $ 7.63362         0
   01/01/2009 to 12/31/2009...........  $ 7.63362    $ 9.50718         0
   01/01/2010 to 12/31/2010...........  $ 9.50718    $11.83301         0
   01/01/2011 to 12/31/2011...........  $11.83301    $11.76964         0
AST HIGH YIELD PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.99850    $ 7.38620         0
   01/01/2009 to 12/31/2009...........  $ 7.38620    $ 9.83037         0
   01/01/2010 to 12/31/2010...........  $ 9.83037    $10.95488         0
   01/01/2011 to 12/31/2011...........  $10.95488    $11.09746         0
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11174    $ 7.13162         0
   01/01/2009 to 12/31/2009...........  $ 7.13162    $ 8.86931         0
   01/01/2010 to 12/31/2010...........  $ 8.86931    $ 9.91149         0
   01/01/2011 to 12/31/2011...........  $ 9.91149    $ 9.67629         0
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08923    $ 7.60711         0
   01/01/2009 to 12/31/2009...........  $ 7.60711    $ 9.21533         0
   01/01/2010 to 12/31/2010...........  $ 9.21533    $10.09734         0
   01/01/2011 to 12/31/2011...........  $10.09734    $ 9.86393         0
AST INTERNATIONAL GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.09763    $ 5.53501         0
   01/01/2009 to 12/31/2009...........  $ 5.53501    $ 7.35213         0
   01/01/2010 to 12/31/2010...........  $ 7.35213    $ 8.26511         0
   01/01/2011 to 12/31/2011...........  $ 8.26511    $ 7.06636         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.06506    $ 6.19823         0
   01/01/2009 to 12/31/2009...........  $ 6.19823    $ 7.94167         0
   01/01/2010 to 12/31/2010...........  $ 7.94167    $ 8.66176         0
   01/01/2011 to 12/31/2011...........  $ 8.66176    $ 7.43734         0
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.12771    $ 7.99996         0
   01/01/2009 to 12/31/2009...........  $ 7.99996    $ 9.58414         0
   01/01/2010 to 12/31/2010...........  $ 9.58414    $10.09878         0
   01/01/2011 to 12/31/2011...........  $10.09878    $ 9.93872         0
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08388    $10.28832         0
   01/01/2010 to 12/31/2010...........  $10.28832    $11.24469         0
   01/01/2011 to 12/31/2011...........  $11.24469    $11.11385         0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14526    $10.29808         0
   01/01/2010 to 12/31/2010...........  $10.29808    $11.49876         0
   01/01/2011 to 12/31/2011...........  $11.49876    $10.62722         0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.08289    $ 6.38994         0
   01/01/2009 to 12/31/2009...........  $ 6.38994    $ 8.52506         0
   01/01/2010 to 12/31/2010...........  $ 8.52506    $ 8.97041         0
   01/01/2011 to 12/31/2011...........  $ 8.97041    $ 8.00175         0
AST LARGE-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.24634    $ 6.22258         0
   01/01/2009 to 12/31/2009...........  $ 6.22258    $ 7.29691         0
   01/01/2010 to 12/31/2010...........  $ 7.29691    $ 8.10718         0
   01/01/2011 to 12/31/2011...........  $ 8.10718    $ 7.62714         0
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.01615    $ 7.71780         0
   01/01/2009 to 12/31/2009...........  $ 7.71780    $10.19986         0
   01/01/2010 to 12/31/2010...........  $10.19986    $11.35808         0
   01/01/2011 to 12/31/2011...........  $11.35808    $12.28631         0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.13273    $ 6.23147         0
   01/01/2009 to 12/31/2009...........  $ 6.23147    $ 7.93905         0
   01/01/2010 to 12/31/2010...........  $ 7.93905    $ 9.33451         0
   01/01/2011 to 12/31/2011...........  $ 9.33451    $ 9.08145         0
AST MFS GLOBAL EQUITY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.11068    $ 7.18067         0
   01/01/2009 to 12/31/2009...........  $ 7.18067    $ 9.27153         0
   01/01/2010 to 12/31/2010...........  $ 9.27153    $10.19976         0
   01/01/2011 to 12/31/2011...........  $10.19976    $ 9.70101         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MFS GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.13129    $ 6.93335         0
   01/01/2009 to 12/31/2009...........  $ 6.93335    $ 8.46192         0
   01/01/2010 to 12/31/2010...........  $ 8.46192    $ 9.37047         0
   01/01/2011 to 12/31/2011...........  $ 9.37047    $ 9.14583         0
AST MID-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.23659    $ 6.71760         0
   01/01/2009 to 12/31/2009...........  $ 6.71760    $ 9.16033         0
   01/01/2010 to 12/31/2010...........  $ 9.16033    $11.11736         0
   01/01/2011 to 12/31/2011...........  $11.11736    $10.53894         0
AST MONEY MARKET PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.99955    $10.04509         0
   01/01/2009 to 12/31/2009...........  $10.04509    $ 9.88700         0
   01/01/2010 to 12/31/2010...........  $ 9.88700    $ 9.70981         0
   01/01/2011 to 12/31/2011...........  $ 9.70981    $ 9.53571         0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.18454    $ 6.36646         0
   01/01/2009 to 12/31/2009...........  $ 6.36646    $ 8.79151         0
   01/01/2010 to 12/31/2010...........  $ 8.79151    $10.65479         0
   01/01/2011 to 12/31/2011...........  $10.65479    $10.20166         0
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02840    $10.06785         0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.12579    $ 6.40164         0
   01/01/2009 to 12/31/2009...........  $ 6.40164    $ 8.15779         0
   01/01/2010 to 12/31/2010...........  $ 8.15779    $10.30649         0
   01/01/2011 to 12/31/2011...........  $10.30649    $10.29024         0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.06329    $ 6.53930         0
   01/01/2009 to 12/31/2009...........  $ 6.53930    $ 7.86926         0
   01/01/2010 to 12/31/2010...........  $ 7.86926    $ 9.29221         0
   01/01/2011 to 04/29/2011...........  $ 9.29221    $10.41690         0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10124    $ 5.56961         0
   01/01/2009 to 12/31/2009...........  $ 5.56961    $ 9.10580         0
   01/01/2010 to 12/31/2010...........  $ 9.10580    $10.93147         0
   01/01/2011 to 12/31/2011...........  $10.93147    $ 8.55733         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.00706    $ 9.66787         0
   01/01/2009 to 12/31/2009...........  $ 9.66787    $10.46317         0
   01/01/2010 to 12/31/2010...........  $10.46317    $10.67366         0
   01/01/2011 to 12/31/2011...........  $10.67366    $10.71554         0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.01461    $ 9.36846         0
   01/01/2009 to 12/31/2009...........  $ 9.36846    $10.71847         0
   01/01/2010 to 12/31/2010...........  $10.71847    $11.33604         0
   01/01/2011 to 12/31/2011...........  $11.33604    $11.48422         0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.05958    $ 8.12914         0
   01/01/2009 to 12/31/2009...........  $ 8.12914    $ 9.58079         0
   01/01/2010 to 12/31/2010...........  $ 9.58079    $10.40137         0
   01/01/2011 to 12/31/2011...........  $10.40137    $10.31451         0
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01841    $10.06769         0
AST QMA US EQUITY ALPHA PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.17592    $ 6.65612         0
   01/01/2009 to 12/31/2009...........  $ 6.65612    $ 7.96135         0
   01/01/2010 to 12/31/2010...........  $ 7.96135    $ 8.99312         0
   01/01/2011 to 12/31/2011...........  $ 8.99312    $ 9.13532         0
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99849    $ 8.88986         0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.08200    $ 7.31629         0
   01/01/2009 to 12/31/2009...........  $ 7.31629    $ 9.15270         0
   01/01/2010 to 12/31/2010...........  $ 9.15270    $10.04800         0
   01/01/2011 to 12/31/2011...........  $10.04800    $ 9.53223         0
AST SMALL-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.18954    $ 7.25288         0
   01/01/2009 to 12/31/2009...........  $ 7.25288    $ 9.53575         0
   01/01/2010 to 12/31/2010...........  $ 9.53575    $12.77229         0
   01/01/2011 to 12/31/2011...........  $12.77229    $12.41776         0
AST SMALL-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.23196    $ 7.58670         0
   01/01/2009 to 12/31/2009...........  $ 7.58670    $ 9.46019         0
   01/01/2010 to 12/31/2010...........  $ 9.46019    $11.70297         0
   01/01/2011 to 12/31/2011...........  $11.70297    $10.80386         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.09815    $ 7.70256         0
   01/01/2009 to 12/31/2009...........  $ 7.70256    $ 9.38822         0
   01/01/2010 to 12/31/2010...........  $ 9.38822    $10.28094         0
   01/01/2011 to 12/31/2011...........  $10.28094    $10.29471         0
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.24283    $ 6.26636         0
   01/01/2009 to 12/31/2009...........  $ 6.26636    $ 7.61660         0
   01/01/2010 to 12/31/2010...........  $ 7.61660    $ 8.46878         0
   01/01/2011 to 12/31/2011...........  $ 8.46878    $ 8.17880         0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.03812    $ 9.39367         0
   01/01/2009 to 12/31/2009...........  $ 9.39367    $10.34037         0
   01/01/2010 to 12/31/2010...........  $10.34037    $10.73569         0
   01/01/2011 to 12/31/2011...........  $10.73569    $10.97564         0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.10447    $ 6.60803         0
   01/01/2009 to 12/31/2009...........  $ 6.60803    $ 9.95094         0
   01/01/2010 to 12/31/2010...........  $ 9.95094    $11.31499         0
   01/01/2011 to 12/31/2011...........  $11.31499    $10.92140         0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.18465    $ 5.55442         0
   01/01/2009 to 12/31/2009...........  $ 5.55442    $ 8.14473         0
   01/01/2010 to 12/31/2010...........  $ 8.14473    $ 9.63249         0
   01/01/2011 to 12/31/2011...........  $ 9.63249    $ 8.04678         0
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.14022    $ 6.32737         0
   01/01/2009 to 12/31/2009...........  $ 6.32737    $ 7.97872         0
   01/01/2010 to 12/31/2010...........  $ 7.97872    $ 8.98034         0
   01/01/2011 to 12/31/2011...........  $ 8.98034    $ 8.51275         0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.00824    $ 9.08213         0
   01/01/2009 to 12/31/2009...........  $ 9.08213    $ 9.95415         0
   01/01/2010 to 12/31/2010...........  $ 9.95415    $10.53555         0
   01/01/2011 to 12/31/2011...........  $10.53555    $10.96767         0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07806    $ 6.63531         0
   01/01/2009 to 12/31/2009...........  $ 6.63531    $ 8.47351         0
   01/01/2010 to 12/31/2010...........  $ 8.47351    $ 9.17161         0
   01/01/2011 to 12/31/2011...........  $ 9.17161    $ 8.85484         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP CONSUMER GOODS PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08894    $ 7.66234         0
   01/01/2009 to 12/31/2009...........  $ 7.66234    $ 9.14566         0
   01/01/2010 to 12/31/2010...........  $ 9.14566    $10.53862         0
   01/01/2011 to 12/31/2011...........  $10.53862    $11.06627         0
PROFUND VP CONSUMER SERVICES
   05/01/2008* to 12/31/2008..........  $10.26796    $ 7.03399         0
   01/01/2009 to 12/31/2009...........  $ 7.03399    $ 9.03365         0
   01/01/2010 to 12/31/2010...........  $ 9.03365    $10.76678         0
   01/01/2011 to 12/31/2011...........  $10.76678    $11.15292         0
PROFUND VP FINANCIALS
   05/01/2008* to 12/31/2008..........  $10.38565    $ 5.26569         0
   01/01/2009 to 12/31/2009...........  $ 5.26569    $ 5.94603         0
   01/01/2010 to 12/31/2010...........  $ 5.94603    $ 6.47619         0
   01/01/2011 to 12/31/2011...........  $ 6.47619    $ 5.47919         0
PROFUND VP HEALTH CARE
   05/01/2008* to 12/31/2008..........  $10.15187    $ 8.32620         0
   01/01/2009 to 12/31/2009...........  $ 8.32620    $ 9.77371         0
   01/01/2010 to 12/31/2010...........  $ 9.77371    $ 9.86916         0
   01/01/2011 to 12/31/2011...........  $ 9.86916    $10.67018         0
PROFUND VP INDUSTRIALS
   05/01/2008* to 12/31/2008..........  $10.16538    $ 6.08955         0
   01/01/2009 to 12/31/2009...........  $ 6.08955    $ 7.41970         0
   01/01/2010 to 12/31/2010...........  $ 7.41970    $ 9.01509         0
   01/01/2011 to 12/31/2011...........  $ 9.01509    $ 8.69362         0
PROFUND VP LARGE-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.11061    $ 6.70842         0
   01/01/2009 to 12/31/2009...........  $ 6.70842    $ 8.54497         0
   01/01/2010 to 12/31/2010...........  $ 8.54497    $ 9.49588         0
   01/01/2011 to 12/31/2011...........  $ 9.49588    $ 9.61554         0
PROFUND VP LARGE-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.24139    $ 6.26415         0
   01/01/2009 to 12/31/2009...........  $ 6.26415    $ 7.34766         0
   01/01/2010 to 12/31/2010...........  $ 7.34766    $ 8.14450         0
   01/01/2011 to 12/31/2011...........  $ 8.14450    $ 7.89453         0
PROFUND VP MID-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.07239    $ 6.19227         0
   01/01/2009 to 12/31/2009...........  $ 6.19227    $ 8.40939         0
   01/01/2010 to 12/31/2010...........  $ 8.40939    $10.60304         0
   01/01/2011 to 12/31/2011...........  $10.60304    $10.10944         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 PROFUND VP MID-CAP VALUE
    05/01/2008* to 12/31/2008........  $10.18836    $ 6.45633         0
    01/01/2009 to 12/31/2009.........  $ 6.45633    $ 8.29598         0
    01/01/2010 to 12/31/2010.........  $ 8.29598    $ 9.81122         0
    01/01/2011 to 12/31/2011.........  $ 9.81122    $ 9.25529         0
 PROFUND VP REAL ESTATE
    05/01/2008* to 12/31/2008........  $10.25887    $ 5.51149         0
    01/01/2009 to 12/31/2009.........  $ 5.51149    $ 6.92096         0
    01/01/2010 to 12/31/2010.........  $ 6.92096    $ 8.47318         0
    01/01/2011 to 12/31/2011.........  $ 8.47318    $ 8.71466         0
 PROFUND VP SMALL-CAP GROWTH
    05/01/2008* to 12/31/2008........  $10.11351    $ 6.80149         0
    01/01/2009 to 12/31/2009.........  $ 6.80149    $ 8.42557         0
    01/01/2010 to 12/31/2010.........  $ 8.42557    $10.40079         0
    01/01/2011 to 12/31/2011.........  $10.40079    $10.34305         0
 PROFUND VP SMALL-CAP VALUE
    05/01/2008* to 12/31/2008........  $10.22851    $ 7.17038         0
    01/01/2009 to 12/31/2009.........  $ 7.17038    $ 8.47653         0
    01/01/2010 to 12/31/2010.........  $ 8.47653    $10.16214         0
    01/01/2011 to 12/31/2011.........  $10.16214    $ 9.56846         0
 PROFUND VP TELECOMMUNICATIONS
    05/01/2008* to 12/31/2008........  $10.27808    $ 7.25991         0
    01/01/2009 to 12/31/2009.........  $ 7.25991    $ 7.64985         0
    01/01/2010 to 12/31/2010.........  $ 7.64985    $ 8.68915         0
    01/01/2011 to 12/31/2011.........  $ 8.68915    $ 8.69092         0
 PROFUND VP UTILITIES
    05/01/2008* to 12/31/2008........  $10.09854    $ 7.20656         0
    01/01/2009 to 12/31/2009.........  $ 7.20656    $ 7.83528         0
    01/01/2010 to 12/31/2010.........  $ 7.83528    $ 8.15080         0
    01/01/2011 to 12/31/2011.........  $ 8.15080    $ 9.40429         0

*  Denotes the start date of these sub-accounts

                               PREMIER L SERIES

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                      STATEMENT OF ADDITIONAL INFORMATION

               ACCUMULATION UNIT VALUES: WITH HAV 40 BPS (1.90%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 7.87595    $ 9.61124      459,255
    01/01/2010 to 12/31/2010.........  $ 9.61124    $10.56057      547,140
    01/01/2011 to 12/31/2011.........  $10.56057    $10.08836      450,724
 AST ADVANCED STRATEGIES PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 7.87679    $ 9.75519      131,788
    01/01/2010 to 12/31/2010.........  $ 9.75519    $10.88553      135,608
    01/01/2011 to 12/31/2011.........  $10.88553    $10.69481      114,020
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 6.92829    $ 8.58067       27,509
    01/01/2010 to 12/31/2010.........  $ 8.58067    $ 9.58667       30,823
    01/01/2011 to 12/31/2011.........  $ 9.58667    $ 9.74413       29,907
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 8.19381    $ 9.85682      514,826
    01/01/2010 to 12/31/2010.........  $ 9.85682    $10.86424      623,828
    01/01/2011 to 12/31/2011.........  $10.86424    $10.53238      513,328
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99793    $ 9.15301            0
 AST BLACKROCK VALUE PORTFOLIO
 FORMERLY, AST VALUE PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 7.15979    $ 9.05722        4,729
    01/01/2010 to 12/31/2010.........  $ 9.05722    $ 9.99424       10,725
    01/01/2011 to 12/31/2011.........  $ 9.99424    $ 9.75979        6,851
 AST BOND PORTFOLIO 2016
    05/01/2009 to 12/31/2009.........  $ 9.67946    $ 9.37189            0
    01/01/2010 to 12/31/2010.........  $ 9.37189    $10.16992            0
    01/01/2011 to 12/31/2011.........  $10.16992    $10.94263            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BOND PORTFOLIO 2018
    05/01/2009 to 12/31/2009.........  $11.35693    $11.08899       13,607
    01/01/2010 to 12/31/2010.........  $11.08899    $12.09943            0
    01/01/2011 to 12/31/2011.........  $12.09943    $13.48663            0
 AST BOND PORTFOLIO 2019
    05/01/2009 to 12/31/2009.........  $11.31795    $10.95660        9,277
    01/01/2010 to 12/31/2010.........  $10.95660    $11.97397        2,796
    01/01/2011 to 12/31/2011.........  $11.97397    $13.62798            0
 AST BOND PORTFOLIO 2020
    05/01/2009 to 12/31/2009.........  $ 9.37136    $ 8.78306            0
    01/01/2010 to 12/31/2010.........  $ 8.78306    $ 9.64023      124,160
    01/01/2011 to 12/31/2011.........  $ 9.64023    $11.22759       31,645
 AST BOND PORTFOLIO 2021
    01/04/2010* to 12/31/2010........  $ 9.99794    $11.00110      119,889
    01/01/2011 to 12/31/2011.........  $11.00110    $12.98795       42,207
 AST BOND PORTFOLIO 2022
    01/03/2011* to 12/31/2011........  $ 9.99845    $12.01256      129,732
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 7.68587    $ 9.43787      756,117
    01/01/2010 to 12/31/2010.........  $ 9.43787    $10.50081      841,809
    01/01/2011 to 12/31/2011.........  $10.50081    $10.05525      664,857
 AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 6.77096    $ 8.32531       98,458
    01/01/2010 to 12/31/2010.........  $ 8.32531    $ 9.34197      216,833
    01/01/2011 to 12/31/2011.........  $ 9.34197    $ 8.94898      157,873
 AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 7.46033    $ 8.88278       62,367
    01/01/2010 to 12/31/2010.........  $ 8.88278    $ 9.75608      188,331
    01/01/2011 to 12/31/2011.........  $ 9.75608    $ 9.40046      153,263
 AST COHEN & STEERS REALTY PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 6.90350    $10.43374          769
    01/01/2010 to 12/31/2010.........  $10.43374    $13.17714        4,215
    01/01/2011 to 12/31/2011.........  $13.17714    $13.78398        2,362
 AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 7.25161    $ 9.44657          419
    01/01/2010 to 12/31/2010.........  $ 9.44657    $12.28759          552
    01/01/2011 to 12/31/2011.........  $12.28759    $10.47763       13,228

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 7.45921    $ 8.91773       32,521
    01/01/2010 to 12/31/2010.........  $ 8.91773    $ 9.91745       34,121
    01/01/2011 to 12/31/2011.........  $ 9.91745    $ 9.49220       29,657
 AST FIRST TRUST BALANCED TARGET PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 7.14912    $ 8.79176       59,158
    01/01/2010 to 12/31/2010.........  $ 8.79176    $ 9.86717      122,916
    01/01/2011 to 12/31/2011.........  $ 9.86717    $ 9.53771      106,370
 AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 6.74958    $ 8.22871      194,848
    01/01/2010 to 12/31/2010.........  $ 8.22871    $ 9.61112      231,128
    01/01/2011 to 12/31/2011.........  $ 9.61112    $ 8.84603      139,885
 AST GLOBAL REAL ESTATE PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 5.72102    $ 8.09735        5,233
    01/01/2010 to 12/31/2010.........  $ 8.09735    $ 9.55158        6,010
    01/01/2011 to 12/31/2011.........  $ 9.55158    $ 8.90131        4,981
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 8.70655    $11.14229       16,802
    01/01/2010 to 12/31/2010.........  $11.14229    $12.05954       19,798
    01/01/2011 to 12/31/2011.........  $12.05954    $11.36664       14,398
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 6.86039    $ 8.28115       15,497
    01/01/2010 to 12/31/2010.........  $ 8.28115    $ 9.17397       14,804
    01/01/2011 to 12/31/2011.........  $ 9.17397    $ 8.50626       12,131
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 8.60556    $11.55150       21,686
    01/01/2010 to 12/31/2010.........  $11.55150    $13.58365       27,187
    01/01/2011 to 12/31/2011.........  $13.58365    $12.93390       14,769
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 7.40079    $ 9.50032       20,133
    01/01/2010 to 12/31/2010.........  $ 9.50032    $11.81873       26,327
    01/01/2011 to 12/31/2011.........  $11.81873    $11.74963       16,354
 AST HIGH YIELD PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 8.32397    $10.41539        8,617
    01/01/2010 to 12/31/2010.........  $10.41539    $11.60106        8,821
    01/01/2011 to 12/31/2011.........  $11.60106    $11.74628        7,557

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 7.25510    $ 8.86201       51,073
    01/01/2010 to 12/31/2010.........  $ 8.86201    $ 9.89847       81,692
    01/01/2011 to 12/31/2011.........  $ 9.89847    $ 9.65878       78,604
 AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 7.77262    $ 9.20795      169,953
    01/01/2010 to 12/31/2010.........  $ 9.20795    $10.08437      246,741
    01/01/2011 to 12/31/2011.........  $10.08437    $ 9.84640      224,887
 AST INTERNATIONAL GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 6.12316    $ 8.02258       11,074
    01/01/2010 to 12/31/2010.........  $ 8.02258    $ 9.01442       17,704
    01/01/2011 to 12/31/2011.........  $ 9.01442    $ 7.70310       13,585
 AST INTERNATIONAL VALUE PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 6.80863    $ 8.82960        8,210
    01/01/2010 to 12/31/2010.........  $ 8.82960    $ 9.62539       14,616
    01/01/2011 to 12/31/2011.........  $ 9.62539    $ 8.26071       11,572
 AST INVESTMENT GRADE BOND PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.75152    $11.69915            0
    01/01/2010 to 12/31/2010.........  $11.69915    $12.72222            0
    01/01/2011 to 12/31/2011.........  $12.72222    $14.03915      734,889
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 9.66215    $11.19913       73,978
    01/01/2010 to 12/31/2010.........  $11.19913    $11.79468       48,426
    01/01/2011 to 12/31/2011.........  $11.79468    $11.60212       49,180
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.08384    $10.28767            0
    01/01/2010 to 12/31/2010.........  $10.28767    $11.23842            0
    01/01/2011 to 12/31/2011.........  $11.23842    $11.10228            0
 AST JENNISON LARGE-CAP VALUE PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.14522    $10.29744            0
    01/01/2010 to 12/31/2010.........  $10.29744    $11.49224        5,530
    01/01/2011 to 12/31/2011.........  $11.49224    $10.61596        2,477
 AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 7.85533    $10.55484       27,364
    01/01/2010 to 12/31/2010.........  $10.55484    $11.10084       29,556
    01/01/2011 to 12/31/2011.........  $11.10084    $ 9.89724       16,203

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST LARGE-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 6.19286    $ 7.84723       10,059
    01/01/2010 to 12/31/2010.........  $ 7.84723    $ 8.71427       10,566
    01/01/2011 to 12/31/2011.........  $ 8.71427    $ 8.19415        1,091
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
 FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 9.18892    $11.08201        6,692
    01/01/2010 to 12/31/2010.........  $11.08201    $12.33428        6,398
    01/01/2011 to 12/31/2011.........  $12.33428    $13.33584        5,812
 AST MARSICO CAPITAL GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 7.14869    $ 9.09565       38,033
    01/01/2010 to 12/31/2010.........  $ 9.09565    $10.68915       44,092
    01/01/2011 to 12/31/2011.........  $10.68915    $10.39424       22,878
 AST MFS GLOBAL EQUITY PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 8.61571    $11.44852        4,567
    01/01/2010 to 12/31/2010.........  $11.44852    $12.58852       11,176
    01/01/2011 to 12/31/2011.........  $12.58852    $11.96714        5,867
 AST MFS GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 8.20290    $ 9.95377        7,371
    01/01/2010 to 12/31/2010.........  $ 9.95377    $11.01704        7,855
    01/01/2011 to 12/31/2011.........  $11.01704    $10.74757        6,683
 AST MID-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 7.28569    $ 9.66687        4,858
    01/01/2010 to 12/31/2010.........  $ 9.66687    $11.72633        5,260
    01/01/2011 to 12/31/2011.........  $11.72633    $11.11083        3,578
 AST MONEY MARKET PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.51016    $10.38554        4,216
    01/01/2010 to 12/31/2010.........  $10.38554    $10.19444        3,814
    01/01/2011 to 12/31/2011.........  $10.19444    $10.00685        9,408
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 6.89513    $ 9.34880       12,468
    01/01/2010 to 12/31/2010.........  $ 9.34880    $11.32466       18,504
    01/01/2011 to 12/31/2011.........  $11.32466    $10.83771       11,663
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.02836    $10.06695            0
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 8.69044    $10.78443        1,654
    01/01/2010 to 12/31/2010.........  $10.78443    $13.61848        1,255
    01/01/2011 to 12/31/2011.........  $13.61848    $13.59037          704

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 7.06981    $ 8.59892       19,993
    01/01/2010 to 12/31/2010.........  $ 8.59892    $10.14886       24,756
    01/01/2011 to 04/29/2011.........  $10.14886    $11.37547            0
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 6.17479    $ 9.09942       32,359
    01/01/2010 to 12/31/2010.........  $ 9.09942    $10.91854       41,589
    01/01/2011 to 12/31/2011.........  $10.91854    $ 8.54304       29,187
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.94837    $11.50428        1,394
    01/01/2010 to 12/31/2010.........  $11.50428    $11.72999        1,551
    01/01/2011 to 12/31/2011.........  $11.72999    $11.77036        1,375
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.81924    $11.99359      123,840
    01/01/2010 to 12/31/2010.........  $11.99359    $12.67844      157,774
    01/01/2011 to 12/31/2011.........  $12.67844    $12.83777      136,313
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 9.10263    $10.55805       87,109
    01/01/2010 to 12/31/2010.........  $10.55805    $11.45661      157,813
    01/01/2011 to 12/31/2011.........  $11.45661    $11.35524      152,754
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.01837    $10.06686            0
 AST QMA US EQUITY ALPHA PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 6.49160    $ 8.26135            0
    01/01/2010 to 12/31/2010.........  $ 8.26135    $ 9.32751            0
    01/01/2011 to 12/31/2011.........  $ 9.32751    $ 9.47038            0
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99845    $ 8.88686            0
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 8.24623    $10.14527       99,514
    01/01/2010 to 12/31/2010.........  $10.14527    $11.13210      203,870
    01/01/2011 to 12/31/2011.........  $11.13210    $10.55553      149,749
 AST SMALL-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 6.63863    $ 8.72427        2,940
    01/01/2010 to 12/31/2010.........  $ 8.72427    $11.67952        3,581
    01/01/2011 to 12/31/2011.........  $11.67952    $11.34980        2,407

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST SMALL-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 7.67202    $ 9.96698        2,982
    01/01/2010 to 12/31/2010.........  $ 9.96698    $12.32368        3,324
    01/01/2011 to 12/31/2011.........  $12.32368    $11.37136        1,159
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 8.69843    $10.53936      203,180
    01/01/2010 to 12/31/2010.........  $10.53936    $11.53594      287,813
    01/01/2011 to 12/31/2011.........  $11.53594    $11.54580      278,077
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 6.28048    $ 8.03515       30,619
    01/01/2010 to 12/31/2010.........  $ 8.03515    $ 8.92968       36,104
    01/01/2011 to 12/31/2011.........  $ 8.92968    $ 8.61982       21,960
 AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.04231    $11.14805        7,204
    01/01/2010 to 12/31/2010.........  $11.14805    $11.56854        8,258
    01/01/2011 to 12/31/2011.........  $11.56854    $11.82135        7,397
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 7.38445    $ 9.74439       17,808
    01/01/2010 to 12/31/2010.........  $ 9.74439    $11.07477       26,220
    01/01/2011 to 12/31/2011.........  $11.07477    $10.68434       18,277
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 9.88124    $13.21257       15,189
    01/01/2010 to 12/31/2010.........  $13.21257    $15.61837       17,006
    01/01/2011 to 12/31/2011.........  $15.61837    $13.04089       11,386
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
 FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 6.85099    $ 8.70257       23,967
    01/01/2010 to 12/31/2010.........  $ 8.70257    $ 9.79034       15,158
    01/01/2011 to 12/31/2011.........  $ 9.79034    $ 9.27604       14,045
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 9.42755    $10.16667       52,562
    01/01/2010 to 12/31/2010.........  $10.16667    $10.75520       63,085
    01/01/2011 to 12/31/2011.........  $10.75520    $11.19085       53,550
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    05/01/2009 to 12/31/2009.........  $ 6.63859    $ 8.46640      264,331
    01/01/2010 to 12/31/2010.........  $ 8.46640    $ 9.15945      380,177
    01/01/2011 to 12/31/2011.........  $ 9.15945    $ 8.83880      261,590

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP CONSUMER GOODS PORTFOLIO
   05/01/2009 to 12/31/2009...........  $ 7.28105    $ 9.13821           0
   01/01/2010 to 12/31/2010...........  $ 9.13821    $10.52485           0
   01/01/2011 to 12/31/2011...........  $10.52485    $11.04636           0
PROFUND VP CONSUMER SERVICES
   05/01/2009 to 12/31/2009...........  $ 7.28936    $ 9.02631           0
   01/01/2010 to 12/31/2010...........  $ 9.02631    $10.75277           0
   01/01/2011 to 12/31/2011...........  $10.75277    $11.13296           0
PROFUND VP FINANCIALS
   05/01/2009 to 12/31/2009...........  $ 4.52641    $ 5.94096           0
   01/01/2010 to 12/31/2010...........  $ 5.94096    $ 6.46752           0
   01/01/2011 to 12/31/2011...........  $ 6.46752    $ 5.46912           0
PROFUND VP HEALTH CARE
   05/01/2009 to 12/31/2009...........  $ 7.60896    $ 9.76568           0
   01/01/2010 to 12/31/2010...........  $ 9.76568    $ 9.85620           0
   01/01/2011 to 12/31/2011...........  $ 9.85620    $10.65089           0
PROFUND VP INDUSTRIALS
   05/01/2009 to 12/31/2009...........  $ 5.85686    $ 7.41364           0
   01/01/2010 to 12/31/2010...........  $ 7.41364    $ 9.00330           0
   01/01/2011 to 12/31/2011...........  $ 9.00330    $ 8.67801           0
PROFUND VP LARGE-CAP GROWTH
   05/01/2009 to 12/31/2009...........  $ 6.78961    $ 8.53791       1,458
   01/01/2010 to 12/31/2010...........  $ 8.53791    $ 9.48341       1,433
   01/01/2011 to 12/31/2011...........  $ 9.48341    $ 9.59816         709
PROFUND VP LARGE-CAP VALUE
   05/01/2009 to 12/31/2009...........  $ 5.79280    $ 7.34149           0
   01/01/2010 to 12/31/2010...........  $ 7.34149    $ 8.13357           0
   01/01/2011 to 12/31/2011...........  $ 8.13357    $ 7.88003           0
PROFUND VP MID-CAP GROWTH
   05/01/2009 to 12/31/2009...........  $ 6.62098    $ 8.40241           0
   01/01/2010 to 12/31/2010...........  $ 8.40241    $10.58907           0
   01/01/2011 to 12/31/2011...........  $10.58907    $10.09124           0
PROFUND VP MID-CAP VALUE
   05/01/2009 to 12/31/2009...........  $ 6.42910    $ 8.28919           0
   01/01/2010 to 12/31/2010...........  $ 8.28919    $ 9.79829           0
   01/01/2011 to 12/31/2011...........  $ 9.79829    $ 9.23856           0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP REAL ESTATE
   05/01/2009 to 12/31/2009...........  $ 4.73304    $ 6.91515         600
   01/01/2010 to 12/31/2010...........  $ 6.91515    $ 8.46186       1,086
   01/01/2011 to 12/31/2011...........  $ 8.46186    $ 8.69881         664
PROFUND VP SMALL-CAP GROWTH
   05/01/2009 to 12/31/2009...........  $ 6.68731    $ 8.41852           0
   01/01/2010 to 12/31/2010...........  $ 8.41852    $10.38693           0
   01/01/2011 to 12/31/2011...........  $10.38693    $10.32414           0
PROFUND VP SMALL-CAP VALUE
   05/01/2009 to 12/31/2009...........  $ 6.79040    $ 8.46946           0
   01/01/2010 to 12/31/2010...........  $ 8.46946    $10.14864           0
   01/01/2011 to 12/31/2011...........  $10.14864    $ 9.55113           0
PROFUND VP TELECOMMUNICATIONS
   05/01/2009 to 12/31/2009...........  $ 7.03080    $ 7.64346           0
   01/01/2010 to 12/31/2010...........  $ 7.64346    $ 8.67756           0
   01/01/2011 to 12/31/2011...........  $ 8.67756    $ 8.67508           0
PROFUND VP UTILITIES
   05/01/2009 to 12/31/2009...........  $ 6.52883    $ 7.82890       1,649
   01/01/2010 to 12/31/2010...........  $ 7.82890    $ 8.14003       1,609
   01/01/2011 to 12/31/2011...........  $ 8.14003    $ 9.38722       1,666

*  Denotes the start date of these sub-accounts

                               PREMIER L SERIES

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                      STATEMENT OF ADDITIONAL INFORMATION

 ACCUMULATION UNIT VALUES: LIFETIME FIVE INCOME BENEFIT, OR HDLT5 ONLY OR HAV
                      AND HD GRO OR HD GRO 60 BPS (2.10%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.39084    $10.96256     1,587,635
   01/01/2007 to 12/31/2007...........  $10.96256    $11.72459     1,930,150
   01/01/2008 to 12/31/2008...........  $11.72459    $ 7.82811     1,567,491
   01/01/2009 to 12/31/2009...........  $ 7.82811    $ 9.53480     1,612,808
   01/01/2010 to 12/31/2010...........  $ 9.53480    $10.45610     1,593,182
   01/01/2011 to 12/31/2011...........  $10.45610    $ 9.96902     1,428,681
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.14401    $10.62496        89,865
   01/01/2007 to 12/31/2007...........  $10.62496    $11.39463       150,608
   01/01/2008 to 12/31/2008...........  $11.39463    $ 7.83393       185,867
   01/01/2009 to 12/31/2009...........  $ 7.83393    $ 9.68309       176,178
   01/01/2010 to 12/31/2010...........  $ 9.68309    $10.78380       185,034
   01/01/2011 to 12/31/2011...........  $10.78380    $10.57416       172,136
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.70202    $11.78602             0
   01/01/2007 to 12/31/2007...........  $11.78602    $11.53005             0
   01/01/2008 to 12/31/2008...........  $11.53005    $ 7.36892             0
   01/01/2009 to 12/31/2009...........  $ 7.36892    $ 8.50008         1,219
   01/01/2010 to 12/31/2010...........  $ 8.50008    $ 9.47802           849
   01/01/2011 to 12/31/2011...........  $ 9.47802    $ 9.61485           540
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.34133    $10.85494       563,371
   01/01/2007 to 12/31/2007...........  $10.85494    $11.59528       819,648
   01/01/2008 to 12/31/2008...........  $11.59528    $ 8.09712       895,906
   01/01/2009 to 12/31/2009...........  $ 8.09712    $ 9.77820     1,656,995
   01/01/2010 to 12/31/2010...........  $ 9.77820    $10.75644     1,549,530
   01/01/2011 to 12/31/2011...........  $10.75644    $10.40750     1,394,327

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99772    $ 9.14094       488,534
AST BLACKROCK VALUE PORTFOLIO
FORMERLY, AST VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.52704    $12.73070             0
   01/01/2007 to 12/31/2007...........  $12.73070    $12.61442             0
   01/01/2008 to 12/31/2008...........  $12.61442    $ 7.74619             0
   01/01/2009 to 12/31/2009...........  $ 7.74619    $ 8.97205         5,041
   01/01/2010 to 12/31/2010...........  $ 8.97205    $ 9.88094         2,821
   01/01/2011 to 12/31/2011...........  $ 9.88094    $ 9.63030         2,402
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........  $ 9.99886    $ 9.35356             0
   01/01/2010 to 12/31/2010...........  $ 9.35356    $10.13009             0
   01/01/2011 to 12/31/2011...........  $10.13009    $10.87842             0
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008..........  $ 9.99830    $12.00560             0
   01/01/2009 to 12/31/2009...........  $12.00560    $11.04716             0
   01/01/2010 to 12/31/2010...........  $11.04716    $12.03026             0
   01/01/2011 to 12/31/2011...........  $12.03026    $13.38327             0
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008..........  $ 9.99830    $12.07427             0
   01/01/2009 to 12/31/2009...........  $12.07427    $10.91522             0
   01/01/2010 to 12/31/2010...........  $10.91522    $11.90528             0
   01/01/2011 to 12/31/2011...........  $11.90528    $13.52335             0
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........  $ 9.99886    $ 8.76579             0
   01/01/2010 to 12/31/2010...........  $ 8.76579    $ 9.60243        23,064
   01/01/2011 to 12/31/2011...........  $ 9.60243    $11.16178             0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99772    $10.97956        46,018
   01/01/2011 to 12/31/2011...........  $10.97956    $12.93718       207,955
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99829    $11.98927        71,599
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.50991    $11.13864     1,215,170
   01/01/2007 to 12/31/2007...........  $11.13864    $11.96972     1,644,246
   01/01/2008 to 12/31/2008...........  $11.96972    $ 7.62723     1,534,827
   01/01/2009 to 12/31/2009...........  $ 7.62723    $ 9.36253     1,332,703
   01/01/2010 to 12/31/2010...........  $ 9.36253    $10.39654     1,300,845
   01/01/2011 to 12/31/2011...........  $10.39654    $ 9.93585     1,254,162

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09916    $ 6.67900        5,329
   01/01/2009 to 12/31/2009...........  $ 6.67900    $ 8.29803       13,851
   01/01/2010 to 12/31/2010...........  $ 8.29803    $ 9.29309       11,332
   01/01/2011 to 12/31/2011...........  $ 9.29309    $ 8.88479       10,261
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08098    $ 7.32618            0
   01/01/2009 to 12/31/2009...........  $ 7.32618    $ 8.85373       19,485
   01/01/2010 to 12/31/2010...........  $ 8.85373    $ 9.70515       15,059
   01/01/2011 to 12/31/2011...........  $ 9.70515    $ 9.33306       10,889
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $13.12069    $16.03849            0
   01/01/2007 to 12/31/2007...........  $16.03849    $12.57515            0
   01/01/2008 to 12/31/2008...........  $12.57515    $ 7.99901            0
   01/01/2009 to 12/31/2009...........  $ 7.99901    $10.33588        2,237
   01/01/2010 to 12/31/2010...........  $10.33588    $13.02810        2,600
   01/01/2011 to 12/31/2011...........  $13.02810    $13.60150        1,302
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.22786    $11.72822            0
   01/01/2007 to 12/31/2007...........  $11.72822    $ 9.44487            0
   01/01/2008 to 07/18/2008...........  $ 9.44487    $ 8.63406            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.17005    $12.07703            0
   01/01/2007 to 12/31/2007...........  $12.07703    $13.15347            0
   01/01/2008 to 12/31/2008...........  $13.15347    $ 7.20232            0
   01/01/2009 to 12/31/2009...........  $ 7.20232    $ 9.35819        1,833
   01/01/2010 to 12/31/2010...........  $ 9.35819    $12.14893        1,207
   01/01/2011 to 12/31/2011...........  $12.14893    $10.33909          879
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10349    $ 7.48594            0
   01/01/2009 to 12/31/2009...........  $ 7.48594    $ 8.88862            0
   01/01/2010 to 12/31/2010...........  $ 8.88862    $ 9.86581            0
   01/01/2011 to 12/31/2011...........  $ 9.86581    $ 9.42431            0
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.04424    $10.54620       86,221
   01/01/2007 to 12/31/2007...........  $10.54620    $11.21183      142,734
   01/01/2008 to 12/31/2008...........  $11.21183    $ 7.19391      201,709
   01/01/2009 to 12/31/2009...........  $ 7.19391    $ 8.72643      227,201
   01/01/2010 to 12/31/2010...........  $ 8.72643    $ 9.77460      234,352
   01/01/2011 to 12/31/2011...........  $ 9.77460    $ 9.42980      192,497

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.16392    $10.44781       45,180
   01/01/2007 to 12/31/2007...........  $10.44781    $11.40006      259,165
   01/01/2008 to 12/31/2008...........  $11.40006    $ 6.61982      197,532
   01/01/2009 to 12/31/2009...........  $ 6.61982    $ 8.16779      203,840
   01/01/2010 to 12/31/2010...........  $ 8.16779    $ 9.52139      214,824
   01/01/2011 to 12/31/2011...........  $ 9.52139    $ 8.74633      190,966
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99830    $ 7.45903            0
   01/01/2009 to 11/13/2009...........  $ 7.45903    $ 8.31266            0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17497    $ 6.10196            0
   01/01/2009 to 12/31/2009...........  $ 6.10196    $ 8.07411            0
   01/01/2010 to 12/31/2010...........  $ 8.07411    $ 9.50539            0
   01/01/2011 to 12/31/2011...........  $ 9.50539    $ 8.84098            0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.22202    $11.55044            0
   01/01/2007 to 12/31/2007...........  $11.55044    $12.89443            0
   01/01/2008 to 12/31/2008...........  $12.89443    $ 7.54319            0
   01/01/2009 to 12/31/2009...........  $ 7.54319    $11.03769          426
   01/01/2010 to 12/31/2010...........  $11.03769    $11.92291          326
   01/01/2011 to 12/31/2011...........  $11.92291    $11.21585          223
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.63443    $11.75065            0
   01/01/2007 to 12/31/2007...........  $11.75065    $12.09783            0
   01/01/2008 to 12/31/2008...........  $12.09783    $ 7.02744            0
   01/01/2009 to 12/31/2009...........  $ 7.02744    $ 8.20364            0
   01/01/2010 to 12/31/2010...........  $ 8.20364    $ 9.07038            0
   01/01/2011 to 12/31/2011...........  $ 9.07038    $ 8.39373            0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.10295    $10.97316            0
   01/01/2007 to 12/31/2007...........  $10.97316    $12.82556            0
   01/01/2008 to 12/31/2008...........  $12.82556    $ 7.43719            0
   01/01/2009 to 12/31/2009...........  $ 7.43719    $11.44320       13,553
   01/01/2010 to 12/31/2010...........  $11.44320    $13.42997       10,514
   01/01/2011 to 12/31/2011...........  $13.42997    $12.76247        6,268
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03318    $ 7.62514            0
   01/01/2009 to 12/31/2009...........  $ 7.62514    $ 9.47334        4,234
   01/01/2010 to 12/31/2010...........  $ 9.47334    $11.76216        4,055
   01/01/2011 to 12/31/2011...........  $11.76216    $11.67054        2,319

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST HIGH YIELD PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.07407    $10.61807            0
   01/01/2007 to 12/31/2007...........  $10.61807    $10.65661            0
   01/01/2008 to 12/31/2008...........  $10.65661    $ 7.77122            0
   01/01/2009 to 12/31/2009...........  $ 7.77122    $10.31751        5,150
   01/01/2010 to 12/31/2010...........  $10.31751    $11.46953        3,559
   01/01/2011 to 12/31/2011...........  $11.46953    $11.59051        2,308
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11168    $ 7.11981        1,226
   01/01/2009 to 12/31/2009...........  $ 7.11981    $ 8.83303        1,226
   01/01/2010 to 12/31/2010...........  $ 8.83303    $ 9.84678        1,226
   01/01/2011 to 12/31/2011...........  $ 9.84678    $ 9.58958        1,226
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08916    $ 7.59473            0
   01/01/2009 to 12/31/2009...........  $ 7.59473    $ 9.17789       18,916
   01/01/2010 to 12/31/2010...........  $ 9.17789    $10.03174       18,311
   01/01/2011 to 12/31/2011...........  $10.03174    $ 9.77586       15,895
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99181    $10.57717            0
   01/01/2007 to 12/31/2007...........  $10.57717    $12.33211            0
   01/01/2008 to 12/31/2008...........  $12.33211    $ 6.01096            0
   01/01/2009 to 12/31/2009...........  $ 6.01096    $ 7.96493        4,501
   01/01/2010 to 12/31/2010...........  $ 7.96493    $ 8.93213        5,917
   01/01/2011 to 12/31/2011...........  $ 8.93213    $ 7.61791        2,729
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2006* to 12/31/2006..........  $10.00996    $10.83950            0
   01/01/2007 to 12/31/2007...........  $10.83950    $12.50545            0
   01/01/2008 to 12/31/2008...........  $12.50545    $ 6.85844            0
   01/01/2009 to 12/31/2009...........  $ 6.85844    $ 8.76614            0
   01/01/2010 to 12/31/2010...........  $ 8.76614    $ 9.53741        1,470
   01/01/2011 to 12/31/2011...........  $ 9.53741    $ 8.16907        1,035
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.92771    $11.52382            0
   01/01/2007 to 12/31/2007...........  $11.52382    $11.50472       54,457
   01/01/2008 to 12/31/2008...........  $11.50472    $ 9.28305       85,317
   01/01/2009 to 12/31/2009...........  $ 9.28305    $11.09414      121,124
   01/01/2010 to 12/31/2010...........  $11.09414    $11.66131      134,319
   01/01/2011 to 12/31/2011...........  $11.66131    $11.44852      120,324
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08368    $10.28503            0
   01/01/2010 to 12/31/2010...........  $10.28503    $11.21345            0
   01/01/2011 to 12/31/2011...........  $11.21345    $11.05588            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14506    $10.29482           0
   01/01/2010 to 12/31/2010...........  $10.29482    $11.46695           0
   01/01/2011 to 12/31/2011...........  $11.46695    $10.57191         394
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.09563    $12.76794           0
   01/01/2007 to 12/31/2007...........  $12.76794    $13.68437           0
   01/01/2008 to 12/31/2008...........  $13.68437    $ 7.85645           0
   01/01/2009 to 12/31/2009...........  $ 7.85645    $10.45584       6,768
   01/01/2010 to 12/31/2010...........  $10.45584    $10.97517       6,187
   01/01/2011 to 12/31/2011...........  $10.97517    $ 9.76606       3,856
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.06758    $12.20570           0
   01/01/2007 to 12/31/2007...........  $12.20570    $11.59635           0
   01/01/2008 to 12/31/2008...........  $11.59635    $ 6.64525           0
   01/01/2009 to 12/31/2009...........  $ 6.64525    $ 7.77344           0
   01/01/2010 to 12/31/2010...........  $ 7.77344    $ 8.61549           0
   01/01/2011 to 12/31/2011...........  $ 8.61549    $ 8.08549           0
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.19930    $10.66276           0
   01/01/2007 to 12/31/2007...........  $10.66276    $11.07795           0
   01/01/2008 to 12/31/2008...........  $11.07795    $ 8.32703           0
   01/01/2009 to 12/31/2009...........  $ 8.32703    $10.97791           0
   01/01/2010 to 12/31/2010...........  $10.97791    $12.19444           0
   01/01/2011 to 12/31/2011...........  $12.19444    $13.15893           0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.14037    $11.41196           0
   01/01/2007 to 12/31/2007...........  $11.41196    $12.84853           0
   01/01/2008 to 12/31/2008...........  $12.84853    $ 7.08969           0
   01/01/2009 to 12/31/2009...........  $ 7.08969    $ 9.01029       6,703
   01/01/2010 to 12/31/2010...........  $ 9.01029    $10.56815       3,717
   01/01/2011 to 12/31/2011...........  $10.56815    $10.25660       3,328
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.43165    $12.71184           0
   01/01/2007 to 12/31/2007...........  $12.71184    $13.61948           0
   01/01/2008 to 12/31/2008...........  $13.61948    $ 8.80501           0
   01/01/2009 to 12/31/2009...........  $ 8.80501    $11.34102           0
   01/01/2010 to 12/31/2010...........  $11.34102    $12.44586           0
   01/01/2011 to 12/31/2011...........  $12.44586    $11.80835           0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MFS GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.04383    $11.51619           0
   01/01/2007 to 12/31/2007...........  $11.51619    $12.98213           0
   01/01/2008 to 12/31/2008...........  $12.98213    $ 8.09894           0
   01/01/2009 to 12/31/2009...........  $ 8.09894    $ 9.86031       2,710
   01/01/2010 to 12/31/2010...........  $ 9.86031    $10.89230       2,251
   01/01/2011 to 12/31/2011...........  $10.89230    $10.60519       1,110
AST MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.04648    $11.54398           0
   01/01/2007 to 12/31/2007...........  $11.54398    $11.61648           0
   01/01/2008 to 12/31/2008...........  $11.61648    $ 7.03962           0
   01/01/2009 to 12/31/2009...........  $ 7.03962    $ 9.57597           0
   01/01/2010 to 12/31/2010...........  $ 9.57597    $11.59338           0
   01/01/2011 to 12/31/2011...........  $11.59338    $10.96336           0
AST MONEY MARKET PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99947    $10.18121           0
   01/01/2007 to 12/31/2007...........  $10.18121    $10.45961           0
   01/01/2008 to 12/31/2008...........  $10.45961    $10.50151           0
   01/01/2009 to 12/31/2009...........  $10.50151    $10.31087       1,620
   01/01/2010 to 12/31/2010...........  $10.31087    $10.10136       1,320
   01/01/2011 to 12/31/2011...........  $10.10136    $ 9.89610         931
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.65255    $11.76632           0
   01/01/2007 to 12/31/2007...........  $11.76632    $11.88823           0
   01/01/2008 to 12/31/2008...........  $11.88823    $ 6.72310           0
   01/01/2009 to 12/31/2009...........  $ 6.72310    $ 9.26118           0
   01/01/2010 to 12/31/2010...........  $ 9.26118    $11.19660           0
   01/01/2011 to 12/31/2011...........  $11.19660    $10.69416           0
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02820    $10.06356           0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.35708    $12.61948           0
   01/01/2007 to 12/31/2007...........  $12.61948    $15.10271           0
   01/01/2008 to 12/31/2008...........  $15.10271    $ 8.40416           0
   01/01/2009 to 12/31/2009...........  $ 8.40416    $10.68337         725
   01/01/2010 to 12/31/2010...........  $10.68337    $13.46448         496
   01/01/2011 to 12/31/2011...........  $13.46448    $13.41030         305
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.49528    $10.84539           0
   01/01/2007 to 12/31/2007...........  $10.84539    $12.60892           0
   01/01/2008 to 12/31/2008...........  $12.60892    $ 7.09593           0
   01/01/2009 to 12/31/2009...........  $ 7.09593    $ 8.51811           0
   01/01/2010 to 12/31/2010...........  $ 8.51811    $10.03388           0
   01/01/2011 to 04/29/2011...........  $10.03388    $11.23937           0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10104    $ 5.56343            0
   01/01/2009 to 12/31/2009...........  $ 5.56343    $ 9.07348        9,006
   01/01/2010 to 12/31/2010...........  $ 9.07348    $10.86611        9,479
   01/01/2011 to 12/31/2011...........  $10.86611    $ 8.48537        4,560
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.02751    $10.19107            0
   01/01/2007 to 12/31/2007...........  $10.19107    $10.65907            0
   01/01/2008 to 12/31/2008...........  $10.65907    $10.55615            0
   01/01/2009 to 12/31/2009...........  $10.55615    $11.39668        1,189
   01/01/2010 to 12/31/2010...........  $11.39668    $11.59752          718
   01/01/2011 to 12/31/2011...........  $11.59752    $11.61472          557
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.97094    $10.27495            0
   01/01/2007 to 12/31/2007...........  $10.27495    $10.89859            0
   01/01/2008 to 12/31/2008...........  $10.89859    $10.43321            0
   01/01/2009 to 12/31/2009...........  $10.43321    $11.90738       26,799
   01/01/2010 to 12/31/2010...........  $11.90738    $12.56259       24,343
   01/01/2011 to 12/31/2011...........  $12.56259    $12.69567       16,545
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.19258    $10.61053      210,114
   01/01/2007 to 12/31/2007...........  $10.61053    $11.29724      272,323
   01/01/2008 to 12/31/2008...........  $11.29724    $ 8.90875      295,553
   01/01/2009 to 12/31/2009...........  $ 8.90875    $10.47389      380,695
   01/01/2010 to 12/31/2010...........  $10.47389    $11.34306      390,743
   01/01/2011 to 12/31/2011...........  $11.34306    $11.22072      401,647
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01821    $10.06345            0
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.62830    $11.43057            0
   01/01/2007 to 12/31/2007...........  $11.43057    $11.42738            0
   01/01/2008 to 12/31/2008...........  $11.42738    $ 6.85882            0
   01/01/2009 to 12/31/2009...........  $ 6.85882    $ 8.18377            0
   01/01/2010 to 12/31/2010...........  $ 8.18377    $ 9.22175            0
   01/01/2011 to 12/31/2011...........  $ 9.22175    $ 9.34460            0
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99829    $ 8.87518            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.45722    $11.04245            0
   01/01/2007 to 12/31/2007...........  $11.04245    $11.77871        3,266
   01/01/2008 to 12/31/2008...........  $11.77871    $ 8.05326       11,247
   01/01/2009 to 12/31/2009...........  $ 8.05326    $10.04994       51,127
   01/01/2010 to 12/31/2010...........  $10.04994    $11.00596       87,222
   01/01/2011 to 12/31/2011...........  $11.00596    $10.41555       68,916
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.90478    $ 9.88597            0
   01/01/2007 to 12/31/2007...........  $ 9.88597    $10.37389            0
   01/01/2008 to 12/31/2008...........  $10.37389    $ 6.60424            0
   01/01/2009 to 12/31/2009...........  $ 6.60424    $ 8.66167        4,275
   01/01/2010 to 12/31/2010...........  $ 8.66167    $11.57313        4,072
   01/01/2011 to 12/31/2011...........  $11.57313    $11.22445        1,988
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.94624    $12.47456            0
   01/01/2007 to 12/31/2007...........  $12.47456    $11.53147            0
   01/01/2008 to 12/31/2008...........  $11.53147    $ 7.93778            0
   01/01/2009 to 12/31/2009...........  $ 7.93778    $ 9.87372          795
   01/01/2010 to 12/31/2010...........  $ 9.87372    $12.18462          480
   01/01/2011 to 12/31/2011...........  $12.18462    $11.22104          935
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.69114    $11.36989            0
   01/01/2007 to 12/31/2007...........  $11.36989    $11.83890       50,137
   01/01/2008 to 12/31/2008...........  $11.83890    $ 8.58696       64,147
   01/01/2009 to 12/31/2009...........  $ 8.58696    $10.44044      162,911
   01/01/2010 to 12/31/2010...........  $10.44044    $11.40523      179,662
   01/01/2011 to 12/31/2011...........  $11.40523    $11.39261      152,830
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.00641    $12.21281            0
   01/01/2007 to 12/31/2007...........  $12.21281    $11.53367            0
   01/01/2008 to 12/31/2008...........  $11.53367    $ 6.56465            0
   01/01/2009 to 12/31/2009...........  $ 6.56465    $ 7.95961            0
   01/01/2010 to 12/31/2010...........  $ 7.95961    $ 8.82843            0
   01/01/2011 to 12/31/2011...........  $ 8.82843    $ 8.50532            0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.53367    $ 9.80134            0
   01/01/2007 to 12/31/2007...........  $ 9.80134    $10.52457            0
   01/01/2008 to 12/31/2008...........  $10.52457    $10.05707            0
   01/01/2009 to 12/31/2009...........  $10.05707    $11.04358        3,089
   01/01/2010 to 12/31/2010...........  $11.04358    $11.43770        2,435
   01/01/2011 to 12/31/2011...........  $11.43770    $11.66490        1,648

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.93981    $10.43814            0
   01/01/2007 to 12/31/2007...........  $10.43814    $11.06414            0
   01/01/2008 to 12/31/2008...........  $11.06414    $ 6.44027            0
   01/01/2009 to 12/31/2009...........  $ 6.44027    $ 9.67446            0
   01/01/2010 to 12/31/2010...........  $ 9.67446    $10.97370            0
   01/01/2011 to 12/31/2011...........  $10.97370    $10.56605          619
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $13.74361    $13.27510            0
   01/01/2007 to 12/31/2007...........  $13.27510    $18.26734            0
   01/01/2008 to 12/31/2008...........  $18.26734    $ 8.94784            0
   01/01/2009 to 12/31/2009...........  $ 8.94784    $13.08863        4,378
   01/01/2010 to 12/31/2010...........  $13.08863    $15.44154        6,187
   01/01/2011 to 12/31/2011...........  $15.44154    $12.86799        2,764
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.62887    $11.32444            0
   01/01/2007 to 12/31/2007...........  $11.32444    $12.15039            0
   01/01/2008 to 12/31/2008...........  $12.15039    $ 6.86312            0
   01/01/2009 to 12/31/2009...........  $ 6.86312    $ 8.63315       47,184
   01/01/2010 to 12/31/2010...........  $ 8.63315    $ 9.69323       40,775
   01/01/2011 to 12/31/2011...........  $ 9.69323    $ 9.16607       22,526
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99829    $ 9.97440            0
   01/01/2008 to 12/31/2008...........  $ 9.97440    $ 9.26017            0
   01/01/2009 to 12/31/2009...........  $ 9.26017    $10.12450            0
   01/01/2010 to 12/31/2010...........  $10.12450    $10.68951        1,264
   01/01/2011 to 12/31/2011...........  $10.68951    $11.10080          429
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07800    $ 6.62440        4,018
   01/01/2009 to 12/31/2009...........  $ 6.62440    $ 8.43880       38,984
   01/01/2010 to 12/31/2010...........  $ 8.43880    $ 9.11172       38,950
   01/01/2011 to 12/31/2011...........  $ 9.11172    $ 8.77538       29,302
PROFUND VP CONSUMER GOODS PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08888    $ 7.64977            0
   01/01/2009 to 12/31/2009...........  $ 7.64977    $ 9.10826            0
   01/01/2010 to 12/31/2010...........  $ 9.10826    $10.46983            0
   01/01/2011 to 12/31/2011...........  $10.46983    $10.96726            0
PROFUND VP CONSUMER SERVICES
   05/01/2008* to 12/31/2008..........  $10.26789    $ 7.02240            0
   01/01/2009 to 12/31/2009...........  $ 7.02240    $ 8.99671            0
   01/01/2010 to 12/31/2010...........  $ 8.99671    $10.69651            0
   01/01/2011 to 12/31/2011...........  $10.69651    $11.05307            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP FINANCIALS
   05/01/2008* to 12/31/2008..........  $10.38558    $ 5.25699           0
   01/01/2009 to 12/31/2009...........  $ 5.25699    $ 5.92152           0
   01/01/2010 to 12/31/2010...........  $ 5.92152    $ 6.43365           0
   01/01/2011 to 12/31/2011...........  $ 6.43365    $ 5.42982         703
PROFUND VP HEALTH CARE
   05/01/2008* to 12/31/2008..........  $10.15181    $ 8.31252           0
   01/01/2009 to 12/31/2009...........  $ 8.31252    $ 9.73373           0
   01/01/2010 to 12/31/2010...........  $ 9.73373    $ 9.80468           0
   01/01/2011 to 12/31/2011...........  $ 9.80468    $10.57454         700
PROFUND VP INDUSTRIALS
   05/01/2008* to 12/31/2008..........  $10.16531    $ 6.07949           0
   01/01/2009 to 12/31/2009...........  $ 6.07949    $ 7.38932           0
   01/01/2010 to 12/31/2010...........  $ 7.38932    $ 8.95612           0
   01/01/2011 to 12/31/2011...........  $ 8.95612    $ 8.61558           0
PROFUND VP LARGE-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.11054    $ 6.69736           0
   01/01/2009 to 12/31/2009...........  $ 6.69736    $ 8.51005       2,729
   01/01/2010 to 12/31/2010...........  $ 8.51005    $ 9.43387       1,647
   01/01/2011 to 12/31/2011...........  $ 9.43387    $ 9.52935       1,262
PROFUND VP LARGE-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.24132    $ 6.25380           0
   01/01/2009 to 12/31/2009...........  $ 6.25380    $ 7.31738           0
   01/01/2010 to 12/31/2010...........  $ 7.31738    $ 8.09105           0
   01/01/2011 to 12/31/2011...........  $ 8.09105    $ 7.82346           0
PROFUND VP MID-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.07232    $ 6.18199           0
   01/01/2009 to 12/31/2009...........  $ 6.18199    $ 8.37491         932
   01/01/2010 to 12/31/2010...........  $ 8.37491    $10.53374         562
   01/01/2011 to 12/31/2011...........  $10.53374    $10.01888         429
PROFUND VP MID-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.18830    $ 6.44572           0
   01/01/2009 to 12/31/2009...........  $ 6.44572    $ 8.26226           0
   01/01/2010 to 12/31/2010...........  $ 8.26226    $ 9.74747           0
   01/01/2011 to 12/31/2011...........  $ 9.74747    $ 9.17262           0
PROFUND VP REAL ESTATE
   05/01/2008* to 12/31/2008..........  $10.25880    $ 5.50234           0
   01/01/2009 to 12/31/2009...........  $ 5.50234    $ 6.89260           0
   01/01/2010 to 12/31/2010...........  $ 6.89260    $ 8.41782           0
   01/01/2011 to 12/31/2011...........  $ 8.41782    $ 8.63656           0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP SMALL-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.11344    $ 6.79014         0
   01/01/2009 to 12/31/2009...........  $ 6.79014    $ 8.39089         0
   01/01/2010 to 12/31/2010...........  $ 8.39089    $10.33254         0
   01/01/2011 to 12/31/2011...........  $10.33254    $10.24997         0
PROFUND VP SMALL-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.22844    $ 7.15855         0
   01/01/2009 to 12/31/2009...........  $ 7.15855    $ 8.44181         0
   01/01/2010 to 12/31/2010...........  $ 8.44181    $10.09576         0
   01/01/2011 to 12/31/2011...........  $10.09576    $ 9.48274         0
PROFUND VP TELECOMMUNICATIONS
   05/01/2008* to 12/31/2008..........  $10.27802    $ 7.24797         0
   01/01/2009 to 12/31/2009...........  $ 7.24797    $ 7.61851         0
   01/01/2010 to 12/31/2010...........  $ 7.61851    $ 8.63243         0
   01/01/2011 to 12/31/2011...........  $ 8.63243    $ 8.61317         0
PROFUND VP UTILITIES
   05/01/2008* to 12/31/2008..........  $10.09847    $ 7.19472         0
   01/01/2009 to 12/31/2009...........  $ 7.19472    $ 7.80329         0
   01/01/2010 to 12/31/2010...........  $ 7.80329    $ 8.09752         0
   01/01/2011 to 12/31/2011...........  $ 8.09752    $ 9.32008         0

*  Denotes the start date of these sub-accounts

                               PREMIER L SERIES

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                      STATEMENT OF ADDITIONAL INFORMATION

  ACCUMULATION UNIT VALUES: SPOUSAL LIFETIME FIVE INCOME BENEFIT ONLY (2.25%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.38461    $10.94529      146,936
   01/01/2007 to 12/31/2007...........  $10.94529    $11.68877      307,829
   01/01/2008 to 12/31/2008...........  $11.68877    $ 7.79271      333,079
   01/01/2009 to 12/31/2009...........  $ 7.79271    $ 9.47766      310,818
   01/01/2010 to 12/31/2010...........  $ 9.47766    $10.37822      298,352
   01/01/2011 to 12/31/2011...........  $10.37822    $ 9.88032      285,686
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.14215    $10.61267       29,841
   01/01/2007 to 12/31/2007...........  $10.61267    $11.36459       49,540
   01/01/2008 to 12/31/2008...........  $11.36459    $ 7.80171       46,791
   01/01/2009 to 12/31/2009...........  $ 7.80171    $ 9.62915       47,549
   01/01/2010 to 12/31/2010...........  $ 9.62915    $10.70809       47,062
   01/01/2011 to 12/31/2011...........  $10.70809    $10.48454       45,027
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.68420    $11.75492            0
   01/01/2007 to 12/31/2007...........  $11.75492    $11.48262            0
   01/01/2008 to 12/31/2008...........  $11.48262    $ 7.32789            0
   01/01/2009 to 12/31/2009...........  $ 7.32789    $ 8.44044            0
   01/01/2010 to 12/31/2010...........  $ 8.44044    $ 9.39776            0
   01/01/2011 to 12/31/2011...........  $ 9.39776    $ 9.51953            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.33511    $10.83790       70,893
   01/01/2007 to 12/31/2007...........  $10.83790    $11.56011      149,800
   01/01/2008 to 12/31/2008...........  $11.56011    $ 8.06061      150,333
   01/01/2009 to 12/31/2009...........  $ 8.06061    $ 9.71989      157,636
   01/01/2010 to 12/31/2010...........  $ 9.71989    $10.67667      150,273
   01/01/2011 to 12/31/2011...........  $10.67667    $10.31523      143,347

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99756    $ 9.13191       74,151
AST BLACKROCK VALUE PORTFOLIO
FORMERLY, AST VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.50768    $12.69696            0
   01/01/2007 to 12/31/2007...........  $12.69696    $12.56242            0
   01/01/2008 to 12/31/2008...........  $12.56242    $ 7.70297            0
   01/01/2009 to 12/31/2009...........  $ 7.70297    $ 8.90897            0
   01/01/2010 to 12/31/2010...........  $ 8.90897    $ 9.79708            0
   01/01/2011 to 12/31/2011...........  $ 9.79708    $ 9.53469            0
AST BOND PORTFOLIO 2016
   05/01/2009* to 12/31/2009..........  $ 9.93817    $ 9.60041            0
   01/01/2010 to 12/31/2010...........  $ 9.60041    $10.38216            0
   01/01/2011 to 12/31/2011...........  $10.38216    $11.13290            0
AST BOND PORTFOLIO 2018
   05/01/2009* to 12/31/2009..........  $ 9.92260    $ 9.66626            0
   01/01/2010 to 12/31/2010...........  $ 9.66626    $10.51104            0
   01/01/2011 to 12/31/2011...........  $10.51104    $11.67616            0
AST BOND PORTFOLIO 2019
   05/01/2009* to 12/31/2009..........  $ 9.90537    $ 9.56715            0
   01/01/2010 to 12/31/2010...........  $ 9.56715    $10.41967            0
   01/01/2011 to 12/31/2011...........  $10.41967    $11.81852            0
AST BOND PORTFOLIO 2020
   05/01/2009* to 12/31/2009..........  $ 9.88409    $ 9.24236            0
   01/01/2010 to 12/31/2010...........  $ 9.24236    $10.10963            0
   01/01/2011 to 12/31/2011...........  $10.10963    $11.73410            0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99756    $10.96344            0
   01/01/2011 to 12/31/2011...........  $10.96344    $12.89923            0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99817    $11.97169            0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.50360    $11.12115       88,438
   01/01/2007 to 12/31/2007...........  $11.12115    $11.93342      195,338
   01/01/2008 to 12/31/2008...........  $11.93342    $ 7.59294      196,185
   01/01/2009 to 12/31/2009...........  $ 7.59294    $ 9.30688      209,267
   01/01/2010 to 12/31/2010...........  $ 9.30688    $10.31961      167,220
   01/01/2011 to 12/31/2011...........  $10.31961    $ 9.84787      162,561

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09912    $ 6.67246            0
   01/01/2009 to 12/31/2009...........  $ 6.67246    $ 8.27770            0
   01/01/2010 to 12/31/2010...........  $ 8.27770    $ 9.25676            0
   01/01/2011 to 12/31/2011...........  $ 9.25676    $ 8.83709            0
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08094    $ 7.31895          797
   01/01/2009 to 12/31/2009...........  $ 7.31895    $ 8.83205          796
   01/01/2010 to 12/31/2010...........  $ 8.83205    $ 9.66727          796
   01/01/2011 to 12/31/2011...........  $ 9.66727    $ 9.28309          795
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $13.09878    $15.99622            0
   01/01/2007 to 12/31/2007...........  $15.99622    $12.52355            0
   01/01/2008 to 12/31/2008...........  $12.52355    $ 7.95449            0
   01/01/2009 to 12/31/2009...........  $ 7.95449    $10.26325            0
   01/01/2010 to 12/31/2010...........  $10.26325    $12.91748            0
   01/01/2011 to 12/31/2011...........  $12.91748    $13.46633            0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.20903    $11.69708            0
   01/01/2007 to 12/31/2007...........  $11.69708    $ 9.40579            0
   01/01/2008 to 07/18/2008...........  $ 9.40579    $ 8.59151            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.14965    $12.04505            0
   01/01/2007 to 12/31/2007...........  $12.04505    $13.09925            0
   01/01/2008 to 12/31/2008...........  $13.09925    $ 7.16200            0
   01/01/2009 to 12/31/2009...........  $ 7.16200    $ 9.29215            0
   01/01/2010 to 12/31/2010...........  $ 9.29215    $12.04549            0
   01/01/2011 to 12/31/2011...........  $12.04549    $10.23600            0
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10345    $ 7.47852            0
   01/01/2009 to 12/31/2009...........  $ 7.47852    $ 8.86670            0
   01/01/2010 to 12/31/2010...........  $ 8.86670    $ 9.82698            0
   01/01/2011 to 12/31/2011...........  $ 9.82698    $ 9.37344          704
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.04243    $10.53407       27,630
   01/01/2007 to 12/31/2007...........  $10.53407    $11.18251       37,674
   01/01/2008 to 12/31/2008...........  $11.18251    $ 7.16462       34,344
   01/01/2009 to 12/31/2009...........  $ 7.16462    $ 8.67826       34,026
   01/01/2010 to 12/31/2010...........  $ 8.67826    $ 9.70641       33,750
   01/01/2011 to 12/31/2011...........  $ 9.70641    $ 9.35035       31,621

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.16209    $10.43578       2,268
   01/01/2007 to 12/31/2007...........  $10.43578    $11.37013       7,568
   01/01/2008 to 12/31/2008...........  $11.37013    $ 6.59282       6,685
   01/01/2009 to 12/31/2009...........  $ 6.59282    $ 8.12252       6,480
   01/01/2010 to 12/31/2010...........  $ 8.12252    $ 9.45472       6,257
   01/01/2011 to 12/31/2011...........  $ 9.45472    $ 8.67232       6,945
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99818    $ 7.45402           0
   01/01/2009 to 11/13/2009...........  $ 7.45402    $ 8.29630           0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17485    $ 6.09790           0
   01/01/2009 to 12/31/2009...........  $ 6.09790    $ 8.05684           0
   01/01/2010 to 12/31/2010...........  $ 8.05684    $ 9.47128           0
   01/01/2011 to 12/31/2011...........  $ 9.47128    $ 8.79636           0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.20329    $11.51996           0
   01/01/2007 to 12/31/2007...........  $11.51996    $12.84145           0
   01/01/2008 to 12/31/2008...........  $12.84145    $ 7.50118           0
   01/01/2009 to 12/31/2009...........  $ 7.50118    $10.96011           0
   01/01/2010 to 12/31/2010...........  $10.96011    $11.82166           0
   01/01/2011 to 12/31/2011...........  $11.82166    $11.10435           0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.61651    $11.71945           0
   01/01/2007 to 12/31/2007...........  $11.71945    $12.04791           0
   01/01/2008 to 12/31/2008...........  $12.04791    $ 6.98810           0
   01/01/2009 to 12/31/2009...........  $ 6.98810    $ 8.14575           0
   01/01/2010 to 12/31/2010...........  $ 8.14575    $ 8.99314           0
   01/01/2011 to 12/31/2011...........  $ 8.99314    $ 8.31011           0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.08434    $10.94421           0
   01/01/2007 to 12/31/2007...........  $10.94421    $12.77287           0
   01/01/2008 to 12/31/2008...........  $12.77287    $ 7.39570           0
   01/01/2009 to 12/31/2009...........  $ 7.39570    $11.36264           0
   01/01/2010 to 12/31/2010...........  $11.36264    $13.31590           0
   01/01/2011 to 12/31/2011...........  $13.31590    $12.63558           0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03306    $ 7.61998           0
   01/01/2009 to 12/31/2009...........  $ 7.61998    $ 9.45304           0
   01/01/2010 to 12/31/2010...........  $ 9.45304    $11.71980           0
   01/01/2011 to 12/31/2011...........  $11.71980    $11.61152           0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST HIGH YIELD PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.05733    $10.59002            0
   01/01/2007 to 12/31/2007...........  $10.59002    $10.61268            0
   01/01/2008 to 12/31/2008...........  $10.61268    $ 7.72782            0
   01/01/2009 to 12/31/2009...........  $ 7.72782    $10.24484            0
   01/01/2010 to 12/31/2010...........  $10.24484    $11.37212            0
   01/01/2011 to 12/31/2011...........  $11.37212    $11.47527            0
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11164    $ 7.11287            0
   01/01/2009 to 12/31/2009...........  $ 7.11287    $ 8.81140            0
   01/01/2010 to 12/31/2010...........  $ 8.81140    $ 9.80827            0
   01/01/2011 to 12/31/2011...........  $ 9.80827    $ 9.53814            0
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08912    $ 7.58716          789
   01/01/2009 to 12/31/2009...........  $ 7.58716    $ 9.15528          788
   01/01/2010 to 12/31/2010...........  $ 9.15528    $ 9.99239          788
   01/01/2011 to 12/31/2011...........  $ 9.99239    $ 9.72331          788
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99169    $10.56677            0
   01/01/2007 to 12/31/2007...........  $10.56677    $12.30178            0
   01/01/2008 to 12/31/2008...........  $12.30178    $ 5.98731            0
   01/01/2009 to 12/31/2009...........  $ 5.98731    $ 7.92187            0
   01/01/2010 to 12/31/2010...........  $ 7.92187    $ 8.87097            0
   01/01/2011 to 12/31/2011...........  $ 8.87097    $ 7.55472            0
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2006* to 12/31/2006..........  $10.00984    $10.82889            0
   01/01/2007 to 12/31/2007...........  $10.82889    $12.47484            0
   01/01/2008 to 12/31/2008...........  $12.47484    $ 6.83160            0
   01/01/2009 to 12/31/2009...........  $ 6.83160    $ 8.71894            0
   01/01/2010 to 12/31/2010...........  $ 8.71894    $ 9.47217            0
   01/01/2011 to 12/31/2011...........  $ 9.47217    $ 8.10141            0
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.90941    $11.49327            0
   01/01/2007 to 12/31/2007...........  $11.49327    $11.45739          321
   01/01/2008 to 12/31/2008...........  $11.45739    $ 9.23119       10,260
   01/01/2009 to 12/31/2009...........  $ 9.23119    $11.01602       10,680
   01/01/2010 to 12/31/2010...........  $11.01602    $11.56220       10,257
   01/01/2011 to 12/31/2011...........  $11.56220    $11.33459        9,773
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08356    $10.28302            0
   01/01/2010 to 12/31/2010...........  $10.28302    $11.19487            0
   01/01/2011 to 12/31/2011...........  $11.19487    $11.02146            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14494    $10.29281         0
   01/01/2010 to 12/31/2010...........  $10.29281    $11.44781         0
   01/01/2011 to 12/31/2011...........  $11.44781    $10.53872         0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.07550    $12.73435         0
   01/01/2007 to 12/31/2007...........  $12.73435    $13.62815         0
   01/01/2008 to 12/31/2008...........  $13.62815    $ 7.81267         0
   01/01/2009 to 12/31/2009...........  $ 7.81267    $10.38229         0
   01/01/2010 to 12/31/2010...........  $10.38229    $10.88206         0
   01/01/2011 to 12/31/2011...........  $10.88206    $ 9.66899         0
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.04913    $12.17354         0
   01/01/2007 to 12/31/2007...........  $12.17354    $11.54866         0
   01/01/2008 to 12/31/2008...........  $11.54866    $ 6.60817         0
   01/01/2009 to 12/31/2009...........  $ 6.60817    $ 7.71877         0
   01/01/2010 to 12/31/2010...........  $ 7.71877    $ 8.54237         0
   01/01/2011 to 12/31/2011...........  $ 8.54237    $ 8.00512         0
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.18232    $10.63464         0
   01/01/2007 to 12/31/2007...........  $10.63464    $11.03240         0
   01/01/2008 to 12/31/2008...........  $11.03240    $ 8.28063         0
   01/01/2009 to 12/31/2009...........  $ 8.28063    $10.90085         0
   01/01/2010 to 12/31/2010...........  $10.90085    $12.09106         0
   01/01/2011 to 12/31/2011...........  $12.09106    $13.02828         0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.12177    $11.38185         0
   01/01/2007 to 12/31/2007...........  $11.38185    $12.79579         0
   01/01/2008 to 12/31/2008...........  $12.79579    $ 7.05018         0
   01/01/2009 to 12/31/2009...........  $ 7.05018    $ 8.94686         0
   01/01/2010 to 12/31/2010...........  $ 8.94686    $10.47834         0
   01/01/2011 to 12/31/2011...........  $10.47834    $10.15451         0
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.41248    $12.67817         0
   01/01/2007 to 12/31/2007...........  $12.67817    $13.56337         0
   01/01/2008 to 12/31/2008...........  $13.56337    $ 8.75586         0
   01/01/2009 to 12/31/2009...........  $ 8.75586    $11.26126         0
   01/01/2010 to 12/31/2010...........  $11.26126    $12.34035         0
   01/01/2011 to 12/31/2011...........  $12.34035    $11.69116         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MFS GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.02534    $11.48567         0
   01/01/2007 to 12/31/2007...........  $11.48567    $12.92858         0
   01/01/2008 to 12/31/2008...........  $12.92858    $ 8.05364         0
   01/01/2009 to 12/31/2009...........  $ 8.05364    $ 9.79086         0
   01/01/2010 to 12/31/2010...........  $ 9.79086    $10.79966         0
   01/01/2011 to 12/31/2011...........  $10.79966    $10.49959         0
AST MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.02794    $11.51347         0
   01/01/2007 to 12/31/2007...........  $11.51347    $11.56862         0
   01/01/2008 to 12/31/2008...........  $11.56862    $ 7.00032         0
   01/01/2009 to 12/31/2009...........  $ 7.00032    $ 9.50836         0
   01/01/2010 to 12/31/2010...........  $ 9.50836    $11.49463         0
   01/01/2011 to 12/31/2011...........  $11.49463    $10.85406         0
AST MONEY MARKET PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99935    $10.17121         0
   01/01/2007 to 12/31/2007...........  $10.17121    $10.43398         0
   01/01/2008 to 12/31/2008...........  $10.43398    $10.46036         0
   01/01/2009 to 12/31/2009...........  $10.46036    $10.25552         0
   01/01/2010 to 12/31/2010...........  $10.25552    $10.03229         0
   01/01/2011 to 12/31/2011...........  $10.03229    $ 9.81415         0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.63310    $11.73524         0
   01/01/2007 to 12/31/2007...........  $11.73524    $11.83935         0
   01/01/2008 to 12/31/2008...........  $11.83935    $ 6.68549         0
   01/01/2009 to 12/31/2009...........  $ 6.68549    $ 9.19594         0
   01/01/2010 to 12/31/2010...........  $ 9.19594    $11.10141         0
   01/01/2011 to 12/31/2011...........  $11.10141    $10.58780         0
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02808    $10.06097         0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.33643    $12.58620         0
   01/01/2007 to 12/31/2007...........  $12.58620    $15.04070         0
   01/01/2008 to 12/31/2008...........  $15.04070    $ 8.35729         0
   01/01/2009 to 12/31/2009...........  $ 8.35729    $10.60820         0
   01/01/2010 to 12/31/2010...........  $10.60820    $13.35009         0
   01/01/2011 to 12/31/2011...........  $13.35009    $13.27697         0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.47605    $10.81666         0
   01/01/2007 to 12/31/2007...........  $10.81666    $12.55697         0
   01/01/2008 to 12/31/2008...........  $12.55697    $ 7.05627         0
   01/01/2009 to 12/31/2009...........  $ 7.05627    $ 8.45808         0
   01/01/2010 to 12/31/2010...........  $ 8.45808    $ 9.94865         0
   01/01/2011 to 04/29/2011...........  $ 9.94865    $11.13856         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10092    $ 5.55970            0
   01/01/2009 to 12/31/2009...........  $ 5.55970    $ 9.05407            0
   01/01/2010 to 12/31/2010...........  $ 9.05407    $10.82692            0
   01/01/2011 to 12/31/2011...........  $10.82692    $ 8.44241            0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.01081    $10.16415            0
   01/01/2007 to 12/31/2007...........  $10.16415    $10.61523            0
   01/01/2008 to 12/31/2008...........  $10.61523    $10.49732            0
   01/01/2009 to 12/31/2009...........  $10.49732    $11.31653            0
   01/01/2010 to 12/31/2010...........  $11.31653    $11.49897            0
   01/01/2011 to 12/31/2011...........  $11.49897    $11.49917            0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.97082    $10.26474            0
   01/01/2007 to 12/31/2007...........  $10.26474    $10.87171            0
   01/01/2008 to 12/31/2008...........  $10.87171    $10.39223            0
   01/01/2009 to 12/31/2009...........  $10.39223    $11.84329            0
   01/01/2010 to 12/31/2010...........  $11.84329    $12.47663            0
   01/01/2011 to 12/31/2011...........  $12.47663    $12.59042            0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.18649    $10.59390       19,236
   01/01/2007 to 12/31/2007...........  $10.59390    $11.26294       28,396
   01/01/2008 to 12/31/2008...........  $11.26294    $ 8.86866       36,275
   01/01/2009 to 12/31/2009...........  $ 8.86866    $10.41144       25,350
   01/01/2010 to 12/31/2010...........  $10.41144    $11.25882       36,967
   01/01/2011 to 12/31/2011...........  $11.25882    $11.12122       38,673
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01809    $10.06089            0
AST QMA US Equity Alpha Portfolio
   05/01/2006 to 12/31/2006...........  $10.61055    $11.40033            0
   01/01/2007 to 12/31/2007...........  $11.40033    $11.38033            0
   01/01/2008 to 12/31/2008...........  $11.38033    $ 6.82050            0
   01/01/2009 to 12/31/2009...........  $ 6.82050    $ 8.12604            0
   01/01/2010 to 12/31/2010...........  $ 8.12604    $ 9.14329            0
   01/01/2011 to 12/31/2011...........  $ 9.14329    $ 9.25157            0
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99817    $ 8.86648            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.43974    $11.01325            0
   01/01/2007 to 12/31/2007...........  $11.01325    $11.73026            0
   01/01/2008 to 12/31/2008...........  $11.73026    $ 8.00838            0
   01/01/2009 to 12/31/2009...........  $ 8.00838    $ 9.97919            0
   01/01/2010 to 12/31/2010...........  $ 9.97919    $10.91252            0
   01/01/2011 to 12/31/2011...........  $10.91252    $10.31190            0
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.90465    $ 9.87625            0
   01/01/2007 to 12/31/2007...........  $ 9.87625    $10.34839            0
   01/01/2008 to 12/31/2008...........  $10.34839    $ 6.57832            0
   01/01/2009 to 12/31/2009...........  $ 6.57832    $ 8.61513            0
   01/01/2010 to 12/31/2010...........  $ 8.61513    $11.49409            0
   01/01/2011 to 12/31/2011...........  $11.49409    $11.13148            0
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.92633    $12.44163            0
   01/01/2007 to 12/31/2007...........  $12.44163    $11.48395            0
   01/01/2008 to 12/31/2008...........  $11.48395    $ 7.89338            0
   01/01/2009 to 12/31/2009...........  $ 7.89338    $ 9.80392            0
   01/01/2010 to 12/31/2010...........  $ 9.80392    $12.08066            0
   01/01/2011 to 12/31/2011...........  $12.08066    $11.10904            0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.67335    $11.33991            0
   01/01/2007 to 12/31/2007...........  $11.33991    $11.79020       16,027
   01/01/2008 to 12/31/2008...........  $11.79020    $ 8.53907       30,264
   01/01/2009 to 12/31/2009...........  $ 8.53907    $10.36705       27,345
   01/01/2010 to 12/31/2010...........  $10.36705    $11.30851       37,564
   01/01/2011 to 12/31/2011...........  $11.30851    $11.27944       37,419
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.98800    $12.18054            0
   01/01/2007 to 12/31/2007...........  $12.18054    $11.48624            0
   01/01/2008 to 12/31/2008...........  $11.48624    $ 6.52810            0
   01/01/2009 to 12/31/2009...........  $ 6.52810    $ 7.90362            0
   01/01/2010 to 12/31/2010...........  $ 7.90362    $ 8.75354            0
   01/01/2011 to 12/31/2011...........  $ 8.75354    $ 8.42085            0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.51777    $ 9.77542            0
   01/01/2007 to 12/31/2007...........  $ 9.77542    $10.48123            0
   01/01/2008 to 12/31/2008...........  $10.48123    $10.00096            0
   01/01/2009 to 12/31/2009...........  $10.00096    $10.96586            0
   01/01/2010 to 12/31/2010...........  $10.96586    $11.34046            0
   01/01/2011 to 12/31/2011...........  $11.34046    $11.54872            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.93969    $10.42785          0
   01/01/2007 to 12/31/2007...........  $10.42785    $11.03694          0
   01/01/2008 to 12/31/2008...........  $11.03694    $ 6.41495          0
   01/01/2009 to 12/31/2009...........  $ 6.41495    $ 9.62234          0
   01/01/2010 to 12/31/2010...........  $ 9.62234    $10.89854          0
   01/01/2011 to 12/31/2011...........  $10.89854    $10.47838          0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $13.72060    $13.23998          0
   01/01/2007 to 12/31/2007...........  $13.23998    $18.19215          0
   01/01/2008 to 12/31/2008...........  $18.19215    $ 8.89797          0
   01/01/2009 to 12/31/2009...........  $ 8.89797    $12.99675          0
   01/01/2010 to 12/31/2010...........  $12.99675    $15.31064          0
   01/01/2011 to 12/31/2011...........  $15.31064    $12.74029          0
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.62249    $11.30662          0
   01/01/2007 to 12/31/2007...........  $11.30662    $12.11353          0
   01/01/2008 to 12/31/2008...........  $12.11353    $ 6.83224          0
   01/01/2009 to 12/31/2009...........  $ 6.83224    $ 8.58160          0
   01/01/2010 to 12/31/2010...........  $ 8.58160    $ 9.62121          0
   01/01/2011 to 12/31/2011...........  $ 9.62121    $ 9.08459          0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99817    $ 9.97260          0
   01/01/2008 to 12/31/2008...........  $ 9.97260    $ 9.24479          0
   01/01/2009 to 12/31/2009...........  $ 9.24479    $10.09286          0
   01/01/2010 to 12/31/2010...........  $10.09286    $10.64051          0
   01/01/2011 to 12/31/2011...........  $10.64051    $11.03361          0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07796    $ 6.61789        829
   01/01/2009 to 12/31/2009...........  $ 6.61789    $ 8.41819        829
   01/01/2010 to 12/31/2010...........  $ 8.41819    $ 9.07616        828
   01/01/2011 to 12/31/2011...........  $ 9.07616    $ 8.72845        828
PROFUND VP CONSUMER GOODS PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08884    $ 7.64224          0
   01/01/2009 to 12/31/2009...........  $ 7.64224    $ 9.08601          0
   01/01/2010 to 12/31/2010...........  $ 9.08601    $10.42895          0
   01/01/2011 to 12/31/2011...........  $10.42895    $10.90842          0
PROFUND VP CONSUMER SERVICES
   05/01/2008* to 12/31/2008..........  $10.26785    $ 7.01551          0
   01/01/2009 to 12/31/2009...........  $ 7.01551    $ 8.97465          0
   01/01/2010 to 12/31/2010...........  $ 8.97465    $10.65472          0
   01/01/2011 to 12/31/2011...........  $10.65472    $10.99375          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP FINANCIALS
   05/01/2008* to 12/31/2008..........  $10.38554    $ 5.25170         0
   01/01/2009 to 12/31/2009...........  $ 5.25170    $ 5.90700         0
   01/01/2010 to 12/31/2010...........  $ 5.90700    $ 6.40853         0
   01/01/2011 to 12/31/2011...........  $ 6.40853    $ 5.40074         0
PROFUND VP HEALTH CARE
   05/01/2008* to 12/31/2008..........  $10.15177    $ 8.30434         0
   01/01/2009 to 12/31/2009...........  $ 8.30434    $ 9.70984         0
   01/01/2010 to 12/31/2010...........  $ 9.70984    $ 9.76625         0
   01/01/2011 to 12/31/2011...........  $ 9.76625    $10.51768         0
PROFUND VP INDUSTRIALS
   05/01/2008* to 12/31/2008..........  $10.16527    $ 6.07345         0
   01/01/2009 to 12/31/2009...........  $ 6.07345    $ 7.37123         0
   01/01/2010 to 12/31/2010...........  $ 7.37123    $ 8.92120         0
   01/01/2011 to 12/31/2011...........  $ 8.92120    $ 8.56951         0
PROFUND VP LARGE-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.11050    $ 6.69076         0
   01/01/2009 to 12/31/2009...........  $ 6.69076    $ 8.48914         0
   01/01/2010 to 12/31/2010...........  $ 8.48914    $ 9.39705         0
   01/01/2011 to 12/31/2011...........  $ 9.39705    $ 9.47832         0
PROFUND VP LARGE-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.24128    $ 6.24766         0
   01/01/2009 to 12/31/2009...........  $ 6.24766    $ 7.29948         0
   01/01/2010 to 12/31/2010...........  $ 7.29948    $ 8.05941         0
   01/01/2011 to 12/31/2011...........  $ 8.05941    $ 7.78165         0
PROFUND VP MID-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.07228    $ 6.17594         0
   01/01/2009 to 12/31/2009...........  $ 6.17594    $ 8.35444         0
   01/01/2010 to 12/31/2010...........  $ 8.35444    $10.49265         0
   01/01/2011 to 12/31/2011...........  $10.49265    $ 9.96515         0
PROFUND VP MID-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.18826    $ 6.43929         0
   01/01/2009 to 12/31/2009...........  $ 6.43929    $ 8.24187         0
   01/01/2010 to 12/31/2010...........  $ 8.24187    $ 9.70911         0
   01/01/2011 to 12/31/2011...........  $ 9.70911    $ 9.12308         0
PROFUND VP REAL ESTATE
   05/01/2008* to 12/31/2008..........  $10.25876    $ 5.49689         0
   01/01/2009 to 12/31/2009...........  $ 5.49689    $ 6.87569         0
   01/01/2010 to 12/31/2010...........  $ 6.87569    $ 8.38477         0
   01/01/2011 to 12/31/2011...........  $ 8.38477    $ 8.59019         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP SMALL-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.11340    $ 6.78354         0
   01/01/2009 to 12/31/2009...........  $ 6.78354    $ 8.37044         0
   01/01/2010 to 12/31/2010...........  $ 8.37044    $10.29229         0
   01/01/2011 to 12/31/2011...........  $10.29229    $10.19515         0
PROFUND VP SMALL-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.22840    $ 7.15156         0
   01/01/2009 to 12/31/2009...........  $ 7.15156    $ 8.42108         0
   01/01/2010 to 12/31/2010...........  $ 8.42108    $10.05617         0
   01/01/2011 to 12/31/2011...........  $10.05617    $ 9.43173         0
PROFUND VP TELECOMMUNICATIONS
   05/01/2008* to 12/31/2008..........  $10.27798    $ 7.24083         0
   01/01/2009 to 12/31/2009...........  $ 7.24083    $ 7.59983         0
   01/01/2010 to 12/31/2010...........  $ 7.59983    $ 8.59861         0
   01/01/2011 to 12/31/2011...........  $ 8.59861    $ 8.56679         0
PROFUND VP UTILITIES
   05/01/2008* to 12/31/2008..........  $10.09843    $ 7.18768         0
   01/01/2009 to 12/31/2009...........  $ 7.18768    $ 7.78417         0
   01/01/2010 to 12/31/2010...........  $ 7.78417    $ 8.06597         0
   01/01/2011 to 12/31/2011...........  $ 8.06597    $ 9.27014         0

*  Denotes the start date of these sub-accounts

                               PREMIER L SERIES

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                      STATEMENT OF ADDITIONAL INFORMATION

 ACCUMULATION UNIT VALUES: LIFETIME FIVE INCOME BENEFIT, OR HDLT5 AND HIGHEST
       ANNIVERSARY VALUE DEATH BENEFIT OR HD GRO 60 BPS AND HAV (2.35%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.38047    $10.93388       980,523
   01/01/2007 to 12/31/2007...........  $10.93388    $11.66521     1,256,419
   01/01/2008 to 12/31/2008...........  $11.66521    $ 7.76927     1,114,251
   01/01/2009 to 12/31/2009...........  $ 7.76927    $ 9.43986     1,092,501
   01/01/2010 to 12/31/2010...........  $ 9.43986    $10.32669     1,051,041
   01/01/2011 to 12/31/2011...........  $10.32669    $ 9.82155       945,698
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.14092    $10.60457        45,706
   01/01/2007 to 12/31/2007...........  $10.60457    $11.34476       171,448
   01/01/2008 to 12/31/2008...........  $11.34476    $ 7.78052       181,250
   01/01/2009 to 12/31/2009...........  $ 7.78052    $ 9.59354       182,993
   01/01/2010 to 12/31/2010...........  $ 9.59354    $10.65815       175,137
   01/01/2011 to 12/31/2011...........  $10.65815    $10.42545       170,551
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.67219    $11.73408             0
   01/01/2007 to 12/31/2007...........  $11.73408    $11.45102             0
   01/01/2008 to 12/31/2008...........  $11.45102    $ 7.30050             0
   01/01/2009 to 12/31/2009...........  $ 7.30050    $ 8.40065             0
   01/01/2010 to 12/31/2010...........  $ 8.40065    $ 9.34431             0
   01/01/2011 to 12/31/2011...........  $ 9.34431    $ 9.45612             0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.33090    $10.82649       516,020
   01/01/2007 to 12/31/2007...........  $10.82649    $11.53653       613,366
   01/01/2008 to 12/31/2008...........  $11.53653    $ 8.03637       616,456
   01/01/2009 to 12/31/2009...........  $ 8.03637    $ 9.68123       879,033
   01/01/2010 to 12/31/2010...........  $ 9.68123    $10.62384       855,716
   01/01/2011 to 12/31/2011...........  $10.62384    $10.25414       816,027

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99745    $ 9.12583      216,365
AST BLACKROCK VALUE PORTFOLIO
FORMERLY, AST VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.49503    $12.67469            0
   01/01/2007 to 12/31/2007...........  $12.67469    $12.52816            0
   01/01/2008 to 12/31/2008...........  $12.52816    $ 7.67442            0
   01/01/2009 to 12/31/2009...........  $ 7.67442    $ 8.86726            0
   01/01/2010 to 12/31/2010...........  $ 8.86726    $ 9.74163            0
   01/01/2011 to 12/31/2011...........  $ 9.74163    $ 9.47142            0
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........  $ 9.99873    $ 9.33072            0
   01/01/2010 to 12/31/2010...........  $ 9.33072    $10.08070            0
   01/01/2011 to 12/31/2011...........  $10.08070    $10.79913            0
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008..........  $ 9.99810    $11.97817            0
   01/01/2009 to 12/31/2009...........  $11.97817    $10.99506            0
   01/01/2010 to 12/31/2010...........  $10.99506    $11.94428            0
   01/01/2011 to 12/31/2011...........  $11.94428    $13.25529            0
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008..........  $ 9.99810    $12.04667            0
   01/01/2009 to 12/31/2009...........  $12.04667    $10.86376            0
   01/01/2010 to 12/31/2010...........  $10.86376    $11.82023            0
   01/01/2011 to 12/31/2011...........  $11.82023    $13.39413            0
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........  $ 9.99873    $ 8.74446            0
   01/01/2010 to 12/31/2010...........  $ 8.74446    $ 9.55565            0
   01/01/2011 to 12/31/2011...........  $ 9.55565    $11.08034            0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99745    $10.95270            0
   01/01/2011 to 12/31/2011...........  $10.95270    $12.87421            0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99809    $11.96009            0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.49930    $11.10927      431,061
   01/01/2007 to 12/31/2007...........  $11.10927    $11.90879      733,560
   01/01/2008 to 12/31/2008...........  $11.90879    $ 7.56990      609,561
   01/01/2009 to 12/31/2009...........  $ 7.56990    $ 9.26952      609,431
   01/01/2010 to 12/31/2010...........  $ 9.26952    $10.26814      616,299
   01/01/2011 to 12/31/2011...........  $10.26814    $ 9.78927      582,751

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09909    $ 6.66807          407
   01/01/2009 to 12/31/2009...........  $ 6.66807    $ 8.26425          939
   01/01/2010 to 12/31/2010...........  $ 8.26425    $ 9.23272        1,325
   01/01/2011 to 12/31/2011...........  $ 9.23272    $ 8.80549          928
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08091    $ 7.31419            0
   01/01/2009 to 12/31/2009...........  $ 7.31419    $ 8.81771            0
   01/01/2010 to 12/31/2010...........  $ 8.81771    $ 9.64205            0
   01/01/2011 to 12/31/2011...........  $ 9.64205    $ 9.24995            0
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $13.08422    $15.96803            0
   01/01/2007 to 12/31/2007...........  $15.96803    $12.48919            0
   01/01/2008 to 12/31/2008...........  $12.48919    $ 7.92476            0
   01/01/2009 to 12/31/2009...........  $ 7.92476    $10.21482            0
   01/01/2010 to 12/31/2010...........  $10.21482    $12.84404            0
   01/01/2011 to 12/31/2011...........  $12.84404    $13.37666            0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.19668    $11.67669            0
   01/01/2007 to 12/31/2007...........  $11.67669    $ 9.38029            0
   01/01/2008 to 07/18/2008...........  $ 9.38029    $ 8.56357            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.13606    $12.02369            0
   01/01/2007 to 12/31/2007...........  $12.02369    $13.06315            0
   01/01/2008 to 12/31/2008...........  $13.06315    $ 7.13539            0
   01/01/2009 to 12/31/2009...........  $ 7.13539    $ 9.24860            0
   01/01/2010 to 12/31/2010...........  $ 9.24860    $11.97731            0
   01/01/2011 to 12/31/2011...........  $11.97731    $10.16820            0
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10342    $ 7.47374            0
   01/01/2009 to 12/31/2009...........  $ 7.47374    $ 8.85245            0
   01/01/2010 to 12/31/2010...........  $ 8.85245    $ 9.80162            0
   01/01/2011 to 12/31/2011...........  $ 9.80162    $ 9.34014        4,086
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.04119    $10.52596       18,794
   01/01/2007 to 12/31/2007...........  $10.52596    $11.16298      107,468
   01/01/2008 to 12/31/2008...........  $11.16298    $ 7.14500       66,345
   01/01/2009 to 12/31/2009...........  $ 7.14500    $ 8.64605       76,589
   01/01/2010 to 12/31/2010...........  $ 8.64605    $ 9.66094       69,707
   01/01/2011 to 12/31/2011...........  $ 9.66094    $ 9.29742       57,873

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.16087    $10.42774       36,460
   01/01/2007 to 12/31/2007...........  $10.42774    $11.35028       97,045
   01/01/2008 to 12/31/2008...........  $11.35028    $ 6.57477      102,640
   01/01/2009 to 12/31/2009...........  $ 6.57477    $ 8.09236      111,642
   01/01/2010 to 12/31/2010...........  $ 8.09236    $ 9.41046      116,941
   01/01/2011 to 12/31/2011...........  $ 9.41046    $ 8.62330      110,494
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99810    $ 7.45069            0
   01/01/2009 to 11/13/2009...........  $ 7.45069    $ 8.28568            0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17477    $ 6.09515            0
   01/01/2009 to 12/31/2009...........  $ 6.09515    $ 8.04541            0
   01/01/2010 to 12/31/2010...........  $ 8.04541    $ 9.44866            0
   01/01/2011 to 12/31/2011...........  $ 9.44866    $ 8.76681            0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.19083    $11.49971            0
   01/01/2007 to 12/31/2007...........  $11.49971    $12.80631            0
   01/01/2008 to 12/31/2008...........  $12.80631    $ 7.47329            0
   01/01/2009 to 12/31/2009...........  $ 7.47329    $10.90871            0
   01/01/2010 to 12/31/2010...........  $10.90871    $11.75486            0
   01/01/2011 to 12/31/2011...........  $11.75486    $11.03082            0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.60472    $11.69882            0
   01/01/2007 to 12/31/2007...........  $11.69882    $12.01493            0
   01/01/2008 to 12/31/2008...........  $12.01493    $ 6.96213            0
   01/01/2009 to 12/31/2009...........  $ 6.96213    $ 8.10749            0
   01/01/2010 to 12/31/2010...........  $ 8.10749    $ 8.94216            0
   01/01/2011 to 12/31/2011...........  $ 8.94216    $ 8.25493            0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.07197    $10.92486            0
   01/01/2007 to 12/31/2007...........  $10.92486    $12.73768            0
   01/01/2008 to 12/31/2008...........  $12.73768    $ 7.36813            0
   01/01/2009 to 12/31/2009...........  $ 7.36813    $11.30917            0
   01/01/2010 to 12/31/2010...........  $11.30917    $13.24024            0
   01/01/2011 to 12/31/2011...........  $13.24024    $12.55147            0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03298    $ 7.61665            0
   01/01/2009 to 12/31/2009...........  $ 7.61665    $ 9.43976            0
   01/01/2010 to 12/31/2010...........  $ 9.43976    $11.69193            0
   01/01/2011 to 12/31/2011...........  $11.69193    $11.57271            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST HIGH YIELD PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.04613    $10.57148            0
   01/01/2007 to 12/31/2007...........  $10.57148    $10.58384            0
   01/01/2008 to 12/31/2008...........  $10.58384    $ 7.69933            0
   01/01/2009 to 12/31/2009...........  $ 7.69933    $10.19721            0
   01/01/2010 to 12/31/2010...........  $10.19721    $11.30809            0
   01/01/2011 to 12/31/2011...........  $11.30809    $11.39954            0
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11161    $ 7.10816            0
   01/01/2009 to 12/31/2009...........  $ 7.10816    $ 8.79688            0
   01/01/2010 to 12/31/2010...........  $ 8.79688    $ 9.78253            0
   01/01/2011 to 12/31/2011...........  $ 9.78253    $ 9.50384            0
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08910    $ 7.58219            0
   01/01/2009 to 12/31/2009...........  $ 7.58219    $ 9.14036            0
   01/01/2010 to 12/31/2010...........  $ 9.14036    $ 9.96633            0
   01/01/2011 to 12/31/2011...........  $ 9.96633    $ 9.68853            0
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99161    $10.55979            0
   01/01/2007 to 12/31/2007...........  $10.55979    $12.28160            0
   01/01/2008 to 12/31/2008...........  $12.28160    $ 5.97163            0
   01/01/2009 to 12/31/2009...........  $ 5.97163    $ 7.89352            0
   01/01/2010 to 12/31/2010...........  $ 7.89352    $ 8.83058            0
   01/01/2011 to 12/31/2011...........  $ 8.83058    $ 7.51292            0
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2006* to 12/31/2006..........  $10.00976    $10.82176            0
   01/01/2007 to 12/31/2007...........  $10.82176    $12.45435            0
   01/01/2008 to 12/31/2008...........  $12.45435    $ 6.81369            0
   01/01/2009 to 12/31/2009...........  $ 6.81369    $ 8.68753            0
   01/01/2010 to 12/31/2010...........  $ 8.68753    $ 9.42890            0
   01/01/2011 to 12/31/2011...........  $ 9.42890    $ 8.05644            0
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2009* to 12/31/2009..........  $ 9.98123    $10.82907            0
   01/01/2010 to 12/31/2010...........  $10.82907    $11.72425            0
   01/01/2011 to 12/31/2011...........  $11.72425    $12.88118            0
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.89729    $11.47316            0
   01/01/2007 to 12/31/2007...........  $11.47316    $11.42601       32,337
   01/01/2008 to 12/31/2008...........  $11.42601    $ 9.19703       30,945
   01/01/2009 to 12/31/2009...........  $ 9.19703    $10.96455       39,805
   01/01/2010 to 12/31/2010...........  $10.96455    $11.49692       28,730
   01/01/2011 to 12/31/2011...........  $11.49692    $11.25949       27,872

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08348    $10.28169         0
   01/01/2010 to 12/31/2010...........  $10.28169    $11.18250         0
   01/01/2011 to 12/31/2011...........  $11.18250    $10.99851         0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14486    $10.29149         0
   01/01/2010 to 12/31/2010...........  $10.29149    $11.43520         0
   01/01/2011 to 12/31/2011...........  $11.43520    $10.51686         0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.06214    $12.71200         0
   01/01/2007 to 12/31/2007...........  $12.71200    $13.59092         0
   01/01/2008 to 12/31/2008...........  $13.59092    $ 7.78368         0
   01/01/2009 to 12/31/2009...........  $ 7.78368    $10.33368         0
   01/01/2010 to 12/31/2010...........  $10.33368    $10.82050         0
   01/01/2011 to 12/31/2011...........  $10.82050    $ 9.60488         0
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.03673    $12.15199         0
   01/01/2007 to 12/31/2007...........  $12.15199    $11.51688         0
   01/01/2008 to 12/31/2008...........  $11.51688    $ 6.58358         0
   01/01/2009 to 12/31/2009...........  $ 6.58358    $ 7.68247         0
   01/01/2010 to 12/31/2010...........  $ 7.68247    $ 8.49390         0
   01/01/2011 to 12/31/2011...........  $ 8.49390    $ 7.95195         0
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.17101    $10.61604         0
   01/01/2007 to 12/31/2007...........  $10.61604    $11.00230         0
   01/01/2008 to 12/31/2008...........  $11.00230    $ 8.24992         0
   01/01/2009 to 12/31/2009...........  $ 8.24992    $10.84970         0
   01/01/2010 to 12/31/2010...........  $10.84970    $12.02269         0
   01/01/2011 to 12/31/2011...........  $12.02269    $12.94190         0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.10935    $11.36178         0
   01/01/2007 to 12/31/2007...........  $11.36178    $12.76067         0
   01/01/2008 to 12/31/2008...........  $12.76067    $ 7.02395         0
   01/01/2009 to 12/31/2009...........  $ 7.02395    $ 8.90497         0
   01/01/2010 to 12/31/2010...........  $ 8.90497    $10.41910         0
   01/01/2011 to 12/31/2011...........  $10.41910    $10.08715         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.39974    $12.65581         0
   01/01/2007 to 12/31/2007...........  $12.65581    $13.52608         0
   01/01/2008 to 12/31/2008...........  $13.52608    $ 8.72326         0
   01/01/2009 to 12/31/2009...........  $ 8.72326    $11.20837         0
   01/01/2010 to 12/31/2010...........  $11.20837    $12.27036         0
   01/01/2011 to 12/31/2011...........  $12.27036    $11.61339         0
AST MFS GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.01314    $11.46555         0
   01/01/2007 to 12/31/2007...........  $11.46555    $12.89324         0
   01/01/2008 to 12/31/2008...........  $12.89324    $ 8.02380         0
   01/01/2009 to 12/31/2009...........  $ 8.02380    $ 9.74490         0
   01/01/2010 to 12/31/2010...........  $ 9.74490    $10.73856         0
   01/01/2011 to 12/31/2011...........  $10.73856    $10.43001         0
AST MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.01565    $11.49314         0
   01/01/2007 to 12/31/2007...........  $11.49314    $11.53682         0
   01/01/2008 to 12/31/2008...........  $11.53682    $ 6.97427         0
   01/01/2009 to 12/31/2009...........  $ 6.97427    $ 9.46381         0
   01/01/2010 to 12/31/2010...........  $ 9.46381    $11.42956         0
   01/01/2011 to 12/31/2011...........  $11.42956    $10.78208         0
AST MONEY MARKET PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99927    $10.16446         0
   01/01/2007 to 12/31/2007...........  $10.16446    $10.41692         0
   01/01/2008 to 12/31/2008...........  $10.41692    $10.43309         0
   01/01/2009 to 12/31/2009...........  $10.43309    $10.21844         0
   01/01/2010 to 12/31/2010...........  $10.21844    $ 9.98629         0
   01/01/2011 to 12/31/2011...........  $ 9.98629    $ 9.75943         0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.62014    $11.71445         0
   01/01/2007 to 12/31/2007...........  $11.71445    $11.80676         0
   01/01/2008 to 12/31/2008...........  $11.80676    $ 6.66062         0
   01/01/2009 to 12/31/2009...........  $ 6.66062    $ 9.15272         0
   01/01/2010 to 12/31/2010...........  $ 9.15272    $11.03847         0
   01/01/2011 to 12/31/2011...........  $11.03847    $10.51733         0
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02800    $10.05929         0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.32266    $12.56405         0
   01/01/2007 to 12/31/2007...........  $12.56405    $14.99959         0
   01/01/2008 to 12/31/2008...........  $14.99959    $ 8.32629         0
   01/01/2009 to 12/31/2009...........  $ 8.32629    $10.55846         0
   01/01/2010 to 12/31/2010...........  $10.55846    $13.27452         0
   01/01/2011 to 12/31/2011...........  $13.27452    $13.18889         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.46321    $10.79758            0
   01/01/2007 to 12/31/2007...........  $10.79758    $12.52249            0
   01/01/2008 to 12/31/2008...........  $12.52249    $ 7.03005            0
   01/01/2009 to 12/31/2009...........  $ 7.03005    $ 8.41842            0
   01/01/2010 to 12/31/2010...........  $ 8.41842    $ 9.89236            0
   01/01/2011 to 04/29/2011...........  $ 9.89236    $11.07199            0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10084    $ 5.55714            0
   01/01/2009 to 12/31/2009...........  $ 5.55714    $ 9.04108            0
   01/01/2010 to 12/31/2010...........  $ 9.04108    $10.80079            0
   01/01/2011 to 12/31/2011...........  $10.80079    $ 8.41374            0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99939    $10.14603            0
   01/01/2007 to 12/31/2007...........  $10.14603    $10.58573            0
   01/01/2008 to 12/31/2008...........  $10.58573    $10.45803            0
   01/01/2009 to 12/31/2009...........  $10.45803    $11.26320            0
   01/01/2010 to 12/31/2010...........  $11.26320    $11.43373            0
   01/01/2011 to 12/31/2011...........  $11.43373    $11.42279            0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.97074    $10.25809            0
   01/01/2007 to 12/31/2007...........  $10.25809    $10.85393            0
   01/01/2008 to 12/31/2008...........  $10.85393    $10.36496            0
   01/01/2009 to 12/31/2009...........  $10.36496    $11.80051            0
   01/01/2010 to 12/31/2010...........  $11.80051    $12.41950            0
   01/01/2011 to 12/31/2011...........  $12.41950    $12.52048            0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.18231    $10.58266       25,948
   01/01/2007 to 12/31/2007...........  $10.58266    $11.23988       85,990
   01/01/2008 to 12/31/2008...........  $11.23988    $ 8.84173      173,973
   01/01/2009 to 12/31/2009...........  $ 8.84173    $10.36969      300,422
   01/01/2010 to 12/31/2010...........  $10.36969    $11.20278      338,401
   01/01/2011 to 12/31/2011...........  $11.20278    $11.05498      324,919
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01801    $10.05918            0
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.59876    $11.38035            0
   01/01/2007 to 12/31/2007...........  $11.38035    $11.34925            0
   01/01/2008 to 12/31/2008...........  $11.34925    $ 6.79519            0
   01/01/2009 to 12/31/2009...........  $ 6.79519    $ 8.08794            0
   01/01/2010 to 12/31/2010...........  $ 8.08794    $ 9.09147            0
   01/01/2011 to 12/31/2011...........  $ 9.09147    $ 9.19011            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99809    $ 8.86065            0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.42812    $10.99392            0
   01/01/2007 to 12/31/2007...........  $10.99392    $11.69820       52,424
   01/01/2008 to 12/31/2008...........  $11.69820    $ 7.97865       26,059
   01/01/2009 to 12/31/2009...........  $ 7.97865    $ 9.93257       33,715
   01/01/2010 to 12/31/2010...........  $ 9.93257    $10.85093       37,707
   01/01/2011 to 12/31/2011...........  $10.85093    $10.24382       34,150
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.90457    $ 9.86970            0
   01/01/2007 to 12/31/2007...........  $ 9.86970    $10.33134            0
   01/01/2008 to 12/31/2008...........  $10.33134    $ 6.56108            0
   01/01/2009 to 12/31/2009...........  $ 6.56108    $ 8.58389            0
   01/01/2010 to 12/31/2010...........  $ 8.58389    $11.44129            0
   01/01/2011 to 12/31/2011...........  $11.44129    $11.06953            0
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.91307    $12.41972            0
   01/01/2007 to 12/31/2007...........  $12.41972    $11.45244            0
   01/01/2008 to 12/31/2008...........  $11.45244    $ 7.86404            0
   01/01/2009 to 12/31/2009...........  $ 7.86404    $ 9.75803            0
   01/01/2010 to 12/31/2010...........  $ 9.75803    $12.01245            0
   01/01/2011 to 12/31/2011...........  $12.01245    $11.03554            0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.66142    $11.31993            0
   01/01/2007 to 12/31/2007...........  $11.31993    $11.75789      118,836
   01/01/2008 to 12/31/2008...........  $11.75789    $ 8.50729       65,892
   01/01/2009 to 12/31/2009...........  $ 8.50729    $10.31836       82,127
   01/01/2010 to 12/31/2010...........  $10.31836    $11.24440       71,399
   01/01/2011 to 12/31/2011...........  $11.24440    $11.20462       76,275
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.97588    $12.15923            0
   01/01/2007 to 12/31/2007...........  $12.15923    $11.45490            0
   01/01/2008 to 12/31/2008...........  $11.45490    $ 6.50390            0
   01/01/2009 to 12/31/2009...........  $ 6.50390    $ 7.86669            0
   01/01/2010 to 12/31/2010...........  $ 7.86669    $ 8.70417            0
   01/01/2011 to 12/31/2011...........  $ 8.70417    $ 8.36524            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.50715    $ 9.75828           0
   01/01/2007 to 12/31/2007...........  $ 9.75828    $10.45270           0
   01/01/2008 to 12/31/2008...........  $10.45270    $ 9.96399           0
   01/01/2009 to 12/31/2009...........  $ 9.96399    $10.91472           0
   01/01/2010 to 12/31/2010...........  $10.91472    $11.27667           0
   01/01/2011 to 12/31/2011...........  $11.27667    $11.47253           0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.93961    $10.42100           0
   01/01/2007 to 12/31/2007...........  $10.42100    $11.01894           0
   01/01/2008 to 12/31/2008...........  $11.01894    $ 6.39820           0
   01/01/2009 to 12/31/2009...........  $ 6.39820    $ 9.58786           0
   01/01/2010 to 12/31/2010...........  $ 9.58786    $10.84896           0
   01/01/2011 to 12/31/2011...........  $10.84896    $10.42050           0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $13.70545    $13.21670           0
   01/01/2007 to 12/31/2007...........  $13.21670    $18.14222           0
   01/01/2008 to 12/31/2008...........  $18.14222    $ 8.86480           0
   01/01/2009 to 12/31/2009...........  $ 8.86480    $12.93549           0
   01/01/2010 to 12/31/2010...........  $12.93549    $15.22376           0
   01/01/2011 to 12/31/2011...........  $15.22376    $12.65564           0
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.61817    $11.29471           0
   01/01/2007 to 12/31/2007...........  $11.29471    $12.08889           0
   01/01/2008 to 12/31/2008...........  $12.08889    $ 6.81165           0
   01/01/2009 to 12/31/2009...........  $ 6.81165    $ 8.54740           0
   01/01/2010 to 12/31/2010...........  $ 8.54740    $ 9.57358           0
   01/01/2011 to 12/31/2011...........  $ 9.57358    $ 9.03083         960
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99809    $ 9.97138           0
   01/01/2008 to 12/31/2008...........  $ 9.97138    $ 9.23456           0
   01/01/2009 to 12/31/2009...........  $ 9.23456    $10.07192           0
   01/01/2010 to 12/31/2010...........  $10.07192    $10.60805           0
   01/01/2011 to 12/31/2011...........  $10.60805    $10.98935           0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07793    $ 6.61353         206
   01/01/2009 to 12/31/2009...........  $ 6.61353    $ 8.40437         474
   01/01/2010 to 12/31/2010...........  $ 8.40437    $ 9.05230         669
   01/01/2011 to 12/31/2011...........  $ 9.05230    $ 8.69706       4,868
PROFUND VP CONSUMER GOODS PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08881    $ 7.63721           0
   01/01/2009 to 12/31/2009...........  $ 7.63721    $ 9.07106           0
   01/01/2010 to 12/31/2010...........  $ 9.07106    $10.40165           0
   01/01/2011 to 12/31/2011...........  $10.40165    $10.86923           0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP CONSUMER SERVICES
   05/01/2008* to 12/31/2008..........  $10.26782    $ 7.01089         0
   01/01/2009 to 12/31/2009...........  $ 7.01089    $ 8.95999         0
   01/01/2010 to 12/31/2010...........  $ 8.95999    $10.62684         0
   01/01/2011 to 12/31/2011...........  $10.62684    $10.95424         0
PROFUND VP FINANCIALS
   05/01/2008* to 12/31/2008..........  $10.38552    $ 5.24829         0
   01/01/2009 to 12/31/2009...........  $ 5.24829    $ 5.89726         0
   01/01/2010 to 12/31/2010...........  $ 5.89726    $ 6.39174         0
   01/01/2011 to 12/31/2011...........  $ 6.39174    $ 5.38135         0
PROFUND VP HEALTH CARE
   05/01/2008* to 12/31/2008..........  $10.15174    $ 8.29892         0
   01/01/2009 to 12/31/2009...........  $ 8.29892    $ 9.69400         0
   01/01/2010 to 12/31/2010...........  $ 9.69400    $ 9.74078         0
   01/01/2011 to 12/31/2011...........  $ 9.74078    $10.48002         0
PROFUND VP INDUSTRIALS
   05/01/2008* to 12/31/2008..........  $10.16525    $ 6.06953         0
   01/01/2009 to 12/31/2009...........  $ 6.06953    $ 7.35928         0
   01/01/2010 to 12/31/2010...........  $ 7.35928    $ 8.89801         0
   01/01/2011 to 12/31/2011...........  $ 8.89801    $ 8.53881         0
PROFUND VP LARGE-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.11048    $ 6.68634         0
   01/01/2009 to 12/31/2009...........  $ 6.68634    $ 8.47530         0
   01/01/2010 to 12/31/2010...........  $ 8.47530    $ 9.37259         0
   01/01/2011 to 12/31/2011...........  $ 9.37259    $ 9.44438         0
PROFUND VP LARGE-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.24125    $ 6.24347         0
   01/01/2009 to 12/31/2009...........  $ 6.24347    $ 7.28739         0
   01/01/2010 to 12/31/2010...........  $ 7.28739    $ 8.03823         0
   01/01/2011 to 12/31/2011...........  $ 8.03823    $ 7.75349         0
PROFUND VP MID-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.07225    $ 6.17185         0
   01/01/2009 to 12/31/2009...........  $ 6.17185    $ 8.34071         0
   01/01/2010 to 12/31/2010...........  $ 8.34071    $10.46522         0
   01/01/2011 to 12/31/2011...........  $10.46522    $ 9.92945         0
PROFUND VP MID-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.18823    $ 6.43513         0
   01/01/2009 to 12/31/2009...........  $ 6.43513    $ 8.22837         0
   01/01/2010 to 12/31/2010...........  $ 8.22837    $ 9.68372         0
   01/01/2011 to 12/31/2011...........  $ 9.68372    $ 9.09046         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP REAL ESTATE
   05/01/2008* to 12/31/2008..........  $10.25873    $ 5.49330         0
   01/01/2009 to 12/31/2009...........  $ 5.49330    $ 6.86444         0
   01/01/2010 to 12/31/2010...........  $ 6.86444    $ 8.36296         0
   01/01/2011 to 12/31/2011...........  $ 8.36296    $ 8.55948         0
PROFUND VP SMALL-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.11338    $ 6.77909         0
   01/01/2009 to 12/31/2009...........  $ 6.77909    $ 8.35679         0
   01/01/2010 to 12/31/2010...........  $ 8.35679    $10.26535         0
   01/01/2011 to 12/31/2011...........  $10.26535    $10.15857         0
PROFUND VP SMALL-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.22837    $ 7.14678         0
   01/01/2009 to 12/31/2009...........  $ 7.14678    $ 8.40716         0
   01/01/2010 to 12/31/2010...........  $ 8.40716    $10.02984         0
   01/01/2011 to 12/31/2011...........  $10.02984    $ 9.39785         0
PROFUND VP TELECOMMUNICATIONS
   05/01/2008* to 12/31/2008..........  $10.27795    $ 7.23615         0
   01/01/2009 to 12/31/2009...........  $ 7.23615    $ 7.58749         0
   01/01/2010 to 12/31/2010...........  $ 7.58749    $ 8.57621         0
   01/01/2011 to 12/31/2011...........  $ 8.57621    $ 8.53611         0
PROFUND VP UTILITIES
   05/01/2008* to 12/31/2008..........  $10.09840    $ 7.18288         0
   01/01/2009 to 12/31/2009...........  $ 7.18288    $ 7.77133         0
   01/01/2010 to 12/31/2010...........  $ 7.77133    $ 8.04473         0
   01/01/2011 to 12/31/2011...........  $ 8.04473    $ 9.23675         0

*  Denotes the start date of these sub-accounts

                               PREMIER L SERIES

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                      STATEMENT OF ADDITIONAL INFORMATION

 ACCUMULATION UNIT VALUES: BENEFICIARY CONTINUATION OPTION - 1.00% SETTLEMENT
                                SERVICE CHARGE

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.08004    $10.91282       11,484
   01/01/2008 to 12/31/2008...........  $10.91282    $ 7.36563       12,332
   01/01/2009 to 12/31/2009...........  $ 7.36563    $ 9.06905        2,982
   01/01/2010 to 12/31/2010...........  $ 9.06905    $10.05357        2,935
   01/01/2011 to 12/31/2011...........  $10.05357    $ 9.68945        9,842
AST ADVANCED STRATEGIES PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.07305    $10.83452            0
   01/01/2008 to 12/31/2008...........  $10.83452    $ 7.53017            0
   01/01/2009 to 12/31/2009...........  $ 7.53017    $ 9.40896        1,409
   01/01/2010 to 12/31/2010...........  $ 9.40896    $10.59254        1,409
   01/01/2011 to 12/31/2011...........  $10.59254    $10.49952        1,409
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.12345    $10.18301            0
   01/01/2008 to 12/31/2008...........  $10.18301    $ 6.57914            0
   01/01/2009 to 12/31/2009...........  $ 6.57914    $ 7.67177            0
   01/01/2010 to 12/31/2010...........  $ 7.67177    $ 8.64764            0
   01/01/2011 to 12/31/2011...........  $ 8.64764    $ 8.86776            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.07151    $10.86097            0
   01/01/2008 to 12/31/2008...........  $10.86097    $ 7.66698            0
   01/01/2009 to 12/31/2009...........  $ 7.66698    $ 9.35958        1,416
   01/01/2010 to 12/31/2010...........  $ 9.35958    $10.40804        3,620
   01/01/2011 to 12/31/2011...........  $10.40804    $10.17985       36,090
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99918    $ 9.20827            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BLACKROCK VALUE PORTFOLIO
FORMERLY, AST VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11154    $10.19617            0
   01/01/2008 to 12/31/2008...........  $10.19617    $ 6.32963            0
   01/01/2009 to 12/31/2009...........  $ 6.32963    $ 7.41124            0
   01/01/2010 to 12/31/2010...........  $ 7.41124    $ 8.25078            0
   01/01/2011 to 12/31/2011...........  $ 8.25078    $ 8.12903            0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.09687    $11.01224            0
   01/01/2008 to 12/31/2008...........  $11.01224    $ 7.09376            0
   01/01/2009 to 12/31/2009...........  $ 7.09376    $ 8.80257            0
   01/01/2010 to 12/31/2010...........  $ 8.80257    $ 9.88109        5,003
   01/01/2011 to 12/31/2011...........  $ 9.88109    $ 9.54594       11,275
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09946    $ 6.72784            0
   01/01/2009 to 12/31/2009...........  $ 6.72784    $ 8.44981            0
   01/01/2010 to 12/31/2010...........  $ 8.44981    $ 9.56609            0
   01/01/2011 to 12/31/2011...........  $ 9.56609    $ 9.24529            0
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08128    $ 7.37971            0
   01/01/2009 to 12/31/2009...........  $ 7.37971    $ 9.01552            0
   01/01/2010 to 12/31/2010...........  $ 9.01552    $ 9.99007            0
   01/01/2011 to 12/31/2011...........  $ 9.99007    $ 9.71160        2,230
AST COHEN & STEERS REALTY PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.10286    $ 7.81223            0
   01/01/2008 to 12/31/2008...........  $ 7.81223    $ 5.02371            0
   01/01/2009 to 12/31/2009...........  $ 5.02371    $ 6.56219            0
   01/01/2010 to 12/31/2010...........  $ 6.56219    $ 8.36127            0
   01/01/2011 to 12/31/2011...........  $ 8.36127    $ 8.82419            0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.09789    $ 8.33201            0
   01/01/2008 to 07/18/2008...........  $ 8.33201    $ 7.66199            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.10254    $10.91958            0
   01/01/2008 to 12/31/2008...........  $10.91958    $ 6.04442            0
   01/01/2009 to 12/31/2009...........  $ 6.04442    $ 7.93932            0
   01/01/2010 to 12/31/2010...........  $ 7.93932    $10.41905          364
   01/01/2011 to 12/31/2011...........  $10.41905    $ 8.96343          354
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10379    $ 7.54057            0
   01/01/2009 to 12/31/2009...........  $ 7.54057    $ 9.05097            0
   01/01/2010 to 12/31/2010...........  $ 9.05097    $10.15522        2,740
   01/01/2011 to 12/31/2011...........  $10.15522    $ 9.80622        2,104

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.07381    $10.77036           0
   01/01/2008 to 12/31/2008...........  $10.77036    $ 6.98618           0
   01/01/2009 to 12/31/2009...........  $ 6.98618    $ 8.56682           0
   01/01/2010 to 12/31/2010...........  $ 8.56682    $ 9.70021           0
   01/01/2011 to 12/31/2011...........  $ 9.70021    $ 9.45972       1,311
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.10404    $11.19117           0
   01/01/2008 to 12/31/2008...........  $11.19117    $ 6.56949           0
   01/01/2009 to 12/31/2009...........  $ 6.56949    $ 8.19394       1,599
   01/01/2010 to 12/31/2010...........  $ 8.19394    $ 9.65573       1,599
   01/01/2011 to 12/31/2011...........  $ 9.65573    $ 8.96603       1,599
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99918    $ 7.49594           0
   01/01/2009 to 11/13/2009...........  $ 7.49594    $ 8.43273           0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17586    $ 6.13224           0
   01/01/2009 to 12/31/2009...........  $ 6.13224    $ 8.20276           0
   01/01/2010 to 12/31/2010...........  $ 8.20276    $ 9.76197           0
   01/01/2011 to 12/31/2011...........  $ 9.76197    $ 9.17833           0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.09100    $11.53628           0
   01/01/2008 to 12/31/2008...........  $11.53628    $ 6.82244           0
   01/01/2009 to 12/31/2009...........  $ 6.82244    $10.09167           0
   01/01/2010 to 12/31/2010...........  $10.09167    $11.01965           0
   01/01/2011 to 12/31/2011...........  $11.01965    $10.47885           0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11632    $10.62005           0
   01/01/2008 to 12/31/2008...........  $10.62005    $ 6.23634           0
   01/01/2009 to 12/31/2009...........  $ 6.23634    $ 7.35950           0
   01/01/2010 to 12/31/2010...........  $ 7.35950    $ 8.22556           0
   01/01/2011 to 12/31/2011...........  $ 8.22556    $ 7.69478           0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.09800    $11.48986           0
   01/01/2008 to 12/31/2008...........  $11.48986    $ 6.73541           0
   01/01/2009 to 12/31/2009...........  $ 6.73541    $10.47635           0
   01/01/2010 to 12/31/2010...........  $10.47635    $12.42903           0
   01/01/2011 to 12/31/2011...........  $12.42903    $11.93976           0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03407    $ 7.66279         0
   01/01/2009 to 12/31/2009...........  $ 7.66279    $ 9.62383         0
   01/01/2010 to 12/31/2010...........  $ 9.62383    $12.07909         0
   01/01/2011 to 12/31/2011...........  $12.07909    $12.11532         0
AST HIGH YIELD PORTFOLIO
   03/19/2007* to 12/31/2007..........  $ 9.99918    $ 9.96607         0
   01/01/2008 to 12/31/2008...........  $ 9.96607    $ 7.34697         0
   01/01/2009 to 12/31/2009...........  $ 7.34697    $ 9.86035         0
   01/01/2010 to 12/31/2010...........  $ 9.86035    $11.08074         0
   01/01/2011 to 12/31/2011...........  $11.08074    $11.31919         0
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11197    $ 7.17178         0
   01/01/2009 to 12/31/2009...........  $ 7.17178    $ 8.99427         0
   01/01/2010 to 12/31/2010...........  $ 8.99427    $10.13569         0
   01/01/2011 to 12/31/2011...........  $10.13569    $ 9.97825         0
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08946    $ 7.64998         0
   01/01/2009 to 12/31/2009...........  $ 7.64998    $ 9.34543         0
   01/01/2010 to 12/31/2010...........  $ 9.34543    $10.32606         0
   01/01/2011 to 12/31/2011...........  $10.32606    $10.17206         0
AST INTERNATIONAL GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.15948    $12.05201         0
   01/01/2008 to 12/31/2008...........  $12.05201    $ 5.93863         0
   01/01/2009 to 12/31/2009...........  $ 5.93863    $ 7.95483         0
   01/01/2010 to 12/31/2010...........  $ 7.95483    $ 9.01789         0
   01/01/2011 to 12/31/2011...........  $ 9.01789    $ 7.77483         0
AST INTERNATIONAL VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.12617    $11.65068         0
   01/01/2008 to 12/31/2008...........  $11.65068    $ 6.45950         0
   01/01/2009 to 12/31/2009...........  $ 6.45950    $ 8.34615         0
   01/01/2010 to 12/31/2010...........  $ 8.34615    $ 9.17929         0
   01/01/2011 to 12/31/2011...........  $ 9.17929    $ 7.94794         0
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.08054    $10.17383         0
   01/01/2008 to 12/31/2008...........  $10.17383    $ 8.29858         0
   01/01/2009 to 12/31/2009...........  $ 8.29858    $10.02568         0
   01/01/2010 to 12/31/2010...........  $10.02568    $10.65289         0
   01/01/2011 to 12/31/2011...........  $10.65289    $10.57215         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08457    $10.29963           0
   01/01/2010 to 12/31/2010...........  $10.29963    $11.35164           0
   01/01/2011 to 12/31/2011...........  $11.35164    $11.31377           0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14595    $10.30944           0
   01/01/2010 to 12/31/2010...........  $10.30944    $11.60815           0
   01/01/2011 to 12/31/2011...........  $11.60815    $10.81845           0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.14435    $10.97941           0
   01/01/2008 to 12/31/2008...........  $10.97941    $ 6.37232           0
   01/01/2009 to 12/31/2009...........  $ 6.37232    $ 8.57302           0
   01/01/2010 to 12/31/2010...........  $ 8.57302    $ 9.09678           0
   01/01/2011 to 12/31/2011...........  $ 9.09678    $ 8.18270           0
AST LARGE-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11587    $ 9.84473           0
   01/01/2008 to 12/31/2008...........  $ 9.84473    $ 5.70314           0
   01/01/2009 to 12/31/2009...........  $ 5.70314    $ 6.74404           0
   01/01/2010 to 12/31/2010...........  $ 6.74404    $ 7.55590           0
   01/01/2011 to 12/31/2011...........  $ 7.55590    $ 7.16817           0
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.02439    $10.32185           0
   01/01/2008 to 12/31/2008...........  $10.32185    $ 7.84324           0
   01/01/2009 to 12/31/2009...........  $ 7.84324    $10.45274           0
   01/01/2010 to 12/31/2010...........  $10.45274    $11.73757           0
   01/01/2011 to 12/31/2011...........  $11.73757    $12.80336           0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.13199    $11.47337           0
   01/01/2008 to 12/31/2008...........  $11.47337    $ 6.40005           0
   01/01/2009 to 12/31/2009...........  $ 6.40005    $ 8.22241           0
   01/01/2010 to 12/31/2010...........  $ 8.22241    $ 9.74903           0
   01/01/2011 to 12/31/2011...........  $ 9.74903    $ 9.56442       2,470
AST MFS GLOBAL EQUITY PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11667    $10.95164           0
   01/01/2008 to 12/31/2008...........  $10.95164    $ 7.15759           0
   01/01/2009 to 12/31/2009...........  $ 7.15759    $ 9.31966           0
   01/01/2010 to 12/31/2010...........  $ 9.31966    $10.33903         323
   01/01/2011 to 12/31/2011...........  $10.33903    $ 9.91614         314
AST MFS GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.10694    $11.59267           0
   01/01/2008 to 12/31/2008...........  $11.59267    $ 7.31108           0
   01/01/2009 to 12/31/2009...........  $ 7.31108    $ 8.99798           0
   01/01/2010 to 12/31/2010...........  $ 8.99798    $10.04775           0
   01/01/2011 to 12/31/2011...........  $10.04775    $ 9.88927           0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MID-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.10574    $10.11084           0
   01/01/2008 to 12/31/2008...........  $10.11084    $ 6.19415           0
   01/01/2009 to 12/31/2009...........  $ 6.19415    $ 8.51751           0
   01/01/2010 to 12/31/2010...........  $ 8.51751    $10.42410           0
   01/01/2011 to 12/31/2011...........  $10.42410    $ 9.96483           0
AST MONEY MARKET PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.00052    $10.29973           0
   01/01/2008 to 12/31/2008...........  $10.29973    $10.45357           0
   01/01/2009 to 12/31/2009...........  $10.45357    $10.37528           0
   01/01/2010 to 12/31/2010...........  $10.37528    $10.27485           0
   01/01/2011 to 12/31/2011...........  $10.27485    $10.17598       7,315
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.13369    $10.25701           0
   01/01/2008 to 12/31/2008...........  $10.25701    $ 5.86395           0
   01/01/2009 to 12/31/2009...........  $ 5.86395    $ 8.16575           0
   01/01/2010 to 12/31/2010...........  $ 8.16575    $ 9.97960           0
   01/01/2011 to 12/31/2011...........  $ 9.97960    $ 9.63540           0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11565    $11.82260           0
   01/01/2008 to 12/31/2008...........  $11.82260    $ 6.65075           0
   01/01/2009 to 12/31/2009...........  $ 6.65075    $ 8.54648           0
   01/01/2010 to 12/31/2010...........  $ 8.54648    $10.88845           0
   01/01/2011 to 12/31/2011...........  $10.88845    $10.96268           0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.12073    $11.75209           0
   01/01/2008 to 12/31/2008...........  $11.75209    $ 6.68601           0
   01/01/2009 to 12/31/2009...........  $ 6.68601    $ 8.11354           0
   01/01/2010 to 12/31/2010...........  $ 8.11354    $ 9.66127           0
   01/01/2011 to 04/29/2011...........  $ 9.66127    $10.86028           0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10192    $ 5.59093           0
   01/01/2009 to 12/31/2009...........  $ 5.59093    $ 9.21761           0
   01/01/2010 to 12/31/2010...........  $ 9.21761    $11.15868           0
   01/01/2011 to 12/31/2011...........  $11.15868    $ 8.80869           0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   03/19/2007* to 12/31/2007..........  $ 9.99034    $10.47408           0
   01/01/2008 to 12/31/2008...........  $10.47408    $10.48603           0
   01/01/2009 to 12/31/2009...........  $10.48603    $11.44430           0
   01/01/2010 to 12/31/2010...........  $11.44430    $11.77276           0
   01/01/2011 to 12/31/2011...........  $11.77276    $11.91843       2,162

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   03/19/2007* to 12/31/2007..........  $ 9.99058    $10.56075            0
   01/01/2008 to 12/31/2008...........  $10.56075    $10.21988            0
   01/01/2009 to 12/31/2009...........  $10.21988    $11.79093            0
   01/01/2010 to 12/31/2010...........  $11.79093    $12.57524        1,379
   01/01/2011 to 12/31/2011...........  $12.57524    $12.84647        1,058
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.04514    $10.75670            0
   01/01/2008 to 12/31/2008...........  $10.75670    $ 8.57497        2,810
   01/01/2009 to 12/31/2009...........  $ 8.57497    $10.19125       62,109
   01/01/2010 to 12/31/2010...........  $10.19125    $11.15697       59,310
   01/01/2011 to 12/31/2011...........  $11.15697    $11.15675       59,232
AST QMA US EQUITY ALPHA PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11188    $10.37151            0
   01/01/2008 to 12/31/2008...........  $10.37151    $ 6.29304        1,694
   01/01/2009 to 12/31/2009...........  $ 6.29304    $ 7.59041        1,645
   01/01/2010 to 12/31/2010...........  $ 7.59041    $ 8.64622        1,594
   01/01/2011 to 12/31/2011...........  $ 8.64622    $ 8.85664        1,546
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99918    $ 8.93992            0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.07291    $10.87140            0
   01/01/2008 to 12/31/2008...........  $10.87140    $ 7.51399            0
   01/01/2009 to 12/31/2009...........  $ 7.51399    $ 9.47895            0
   01/01/2010 to 12/31/2010...........  $ 9.47895    $10.49368            0
   01/01/2011 to 12/31/2011...........  $10.49368    $10.03860        3,919
AST SMALL-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.09716    $10.46802            0
   01/01/2008 to 12/31/2008...........  $10.46802    $ 6.73693            0
   01/01/2009 to 12/31/2009...........  $ 6.73693    $ 8.93194            0
   01/01/2010 to 12/31/2010...........  $ 8.93194    $12.06406            0
   01/01/2011 to 12/31/2011...........  $12.06406    $11.82778            0
AST SMALL-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11095    $ 9.43656            0
   01/01/2008 to 12/31/2008...........  $ 9.43656    $ 6.56669            0
   01/01/2009 to 12/31/2009...........  $ 6.56669    $ 8.25723            0
   01/01/2010 to 12/31/2010...........  $ 8.25723    $10.30053            0
   01/01/2011 to 12/31/2011...........  $10.30053    $ 9.58913            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.06740    $10.57860           0
   01/01/2008 to 12/31/2008...........  $10.57860    $ 7.75653           0
   01/01/2009 to 12/31/2009...........  $ 7.75653    $ 9.53361           0
   01/01/2010 to 12/31/2010...........  $ 9.53361    $10.52807       2,184
   01/01/2011 to 12/31/2011...........  $10.52807    $10.63067       3,039
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11700    $ 9.82815           0
   01/01/2008 to 12/31/2008...........  $ 9.82815    $ 5.65507           0
   01/01/2009 to 12/31/2009...........  $ 5.65507    $ 6.93144           0
   01/01/2010 to 12/31/2010...........  $ 6.93144    $ 7.77169           0
   01/01/2011 to 12/31/2011...........  $ 7.77169    $ 7.56873           0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   03/19/2007* to 12/31/2007..........  $ 9.98213    $10.73003           0
   01/01/2008 to 12/31/2008...........  $10.73003    $10.36499           0
   01/01/2009 to 12/31/2009...........  $10.36499    $11.50569           0
   01/01/2010 to 12/31/2010...........  $11.50569    $12.04612           0
   01/01/2011 to 12/31/2011...........  $12.04612    $12.41886           0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.08361    $10.93976           0
   01/01/2008 to 12/31/2008...........  $10.93976    $ 6.43744           0
   01/01/2009 to 12/31/2009...........  $ 6.43744    $ 9.77555           0
   01/01/2010 to 12/31/2010...........  $ 9.77555    $11.20897           0
   01/01/2011 to 12/31/2011...........  $11.20897    $10.91000           0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.17958    $13.94064           0
   01/01/2008 to 12/31/2008...........  $13.94064    $ 6.90317           0
   01/01/2009 to 12/31/2009...........  $ 6.90317    $10.20784           0
   01/01/2010 to 12/31/2010...........  $10.20784    $12.17409         878
   01/01/2011 to 12/31/2011...........  $12.17409    $10.25550         854
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.12210    $11.05096           0
   01/01/2008 to 12/31/2008...........  $11.05096    $ 6.31035           0
   01/01/2009 to 12/31/2009...........  $ 6.31035    $ 8.02421           0
   01/01/2010 to 12/31/2010...........  $ 8.02421    $ 9.10752           0
   01/01/2011 to 12/31/2011...........  $ 9.10752    $ 8.70580           0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99918    $ 9.98774           0
   01/01/2008 to 12/31/2008...........  $ 9.98774    $ 9.37351           0
   01/01/2009 to 12/31/2009...........  $ 9.37351    $10.35999           0
   01/01/2010 to 12/31/2010...........  $10.35999    $11.05727           0
   01/01/2011 to 12/31/2011...........  $11.05727    $11.60740           0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07829    $ 6.67267           0
   01/01/2009 to 12/31/2009...........  $ 6.67267    $ 8.59292           0
   01/01/2010 to 12/31/2010...........  $ 8.59292    $ 9.37902           0
   01/01/2011 to 12/31/2011...........  $ 9.37902    $ 9.13111       1,212
PROFUND VP CONSUMER GOODS PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08917    $ 7.70553           0
   01/01/2009 to 12/31/2009...........  $ 7.70553    $ 9.27464           0
   01/01/2010 to 12/31/2010...........  $ 9.27464    $10.77702           0
   01/01/2011 to 12/31/2011...........  $10.77702    $11.41163           0
PROFUND VP CONSUMER SERVICES
   05/01/2008* to 12/31/2008..........  $10.26818    $ 7.07373           0
   01/01/2009 to 12/31/2009...........  $ 7.07373    $ 9.16112           0
   01/01/2010 to 12/31/2010...........  $ 9.16112    $11.01058           0
   01/01/2011 to 12/31/2011...........  $11.01058    $11.50124           0
PROFUND VP FINANCIALS
   05/01/2008* to 12/31/2008..........  $10.38588    $ 5.29555           0
   01/01/2009 to 12/31/2009...........  $ 5.29555    $ 6.03013           0
   01/01/2010 to 12/31/2010...........  $ 6.03013    $ 6.62309           0
   01/01/2011 to 12/31/2011...........  $ 6.62309    $ 5.65050           0
PROFUND VP HEALTH CARE
   05/01/2008* to 12/31/2008..........  $10.15210    $ 8.37319           0
   01/01/2009 to 12/31/2009...........  $ 8.37319    $ 9.91149           0
   01/01/2010 to 12/31/2010...........  $ 9.91149    $10.09243           0
   01/01/2011 to 12/31/2011...........  $10.09243    $11.00309           0
PROFUND VP INDUSTRIALS
   05/01/2008* to 12/31/2008..........  $10.16561    $ 6.12389           0
   01/01/2009 to 12/31/2009...........  $ 6.12389    $ 7.52435           0
   01/01/2010 to 12/31/2010...........  $ 7.52435    $ 9.21904           0
   01/01/2011 to 12/31/2011...........  $ 9.21904    $ 8.96504           0
PROFUND VP LARGE-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.11084    $ 6.74627           0
   01/01/2009 to 12/31/2009...........  $ 6.74627    $ 8.66550           0
   01/01/2010 to 12/31/2010...........  $ 8.66550    $ 9.71085           0
   01/01/2011 to 12/31/2011...........  $ 9.71085    $ 9.91574           0
PROFUND VP LARGE-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.24162    $ 6.29952           0
   01/01/2009 to 12/31/2009...........  $ 6.29952    $ 7.45124           0
   01/01/2010 to 12/31/2010...........  $ 7.45124    $ 8.32879           0
   01/01/2011 to 12/31/2011...........  $ 8.32879    $ 8.14102           0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP MID-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.07261    $ 6.22719         0
   01/01/2009 to 12/31/2009...........  $ 6.22719    $ 8.52806         0
   01/01/2010 to 12/31/2010...........  $ 8.52806    $10.84313         0
   01/01/2011 to 12/31/2011...........  $10.84313    $10.42521         0
PROFUND VP MID-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.18859    $ 6.49281         0
   01/01/2009 to 12/31/2009...........  $ 6.49281    $ 8.41316         0
   01/01/2010 to 12/31/2010...........  $ 8.41316    $10.03332         0
   01/01/2011 to 12/31/2011...........  $10.03332    $ 9.54428         0
PROFUND VP REAL ESTATE
   05/01/2008* to 12/31/2008..........  $10.25909    $ 5.54281         0
   01/01/2009 to 12/31/2009...........  $ 5.54281    $ 7.01899         0
   01/01/2010 to 12/31/2010...........  $ 7.01899    $ 8.66541         0
   01/01/2011 to 12/31/2011...........  $ 8.66541    $ 8.98727         0
PROFUND VP SMALL-CAP GROWTH
   05/01/2008* to 12/31/2008..........  $10.11374    $ 6.83982         0
   01/01/2009 to 12/31/2009...........  $ 6.83982    $ 8.54439         0
   01/01/2010 to 12/31/2010...........  $ 8.54439    $10.63607         0
   01/01/2011 to 12/31/2011...........  $10.63607    $10.66582         0
PROFUND VP SMALL-CAP VALUE
   05/01/2008* to 12/31/2008..........  $10.22874    $ 7.21085         0
   01/01/2009 to 12/31/2009...........  $ 7.21085    $ 8.59614         0
   01/01/2010 to 12/31/2010...........  $ 8.59614    $10.39230         0
   01/01/2011 to 12/31/2011...........  $10.39230    $ 9.86744         0
PROFUND VP TELECOMMUNICATIONS
   05/01/2008* to 12/31/2008..........  $10.27831    $ 7.30077         0
   01/01/2009 to 12/31/2009...........  $ 7.30077    $ 7.75761         0
   01/01/2010 to 12/31/2010...........  $ 7.75761    $ 8.88561         0
   01/01/2011 to 12/31/2011...........  $ 8.88561    $ 8.96210         0
PROFUND VP UTILITIES
   05/01/2008* to 12/31/2008..........  $10.09876    $ 7.24721         0
   01/01/2009 to 12/31/2009...........  $ 7.24721    $ 7.94572         0
   01/01/2010 to 12/31/2010...........  $ 7.94572    $ 8.33515         0
   01/01/2011 to 12/31/2011...........  $ 8.33515    $ 9.69768         0

*  Denotes the start date of these sub-accounts

                               PREMIER X SERIES

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES: HIGHEST ANNIVERSARY VALUE DEATH BENEFIT ONLY (1.80%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96999    $10.53905      100,763
   01/01/2007 to 12/31/2007...........  $10.53905    $11.30489      331,359
   01/01/2008 to 12/31/2008...........  $11.30489    $ 7.57016      434,309
   01/01/2009 to 12/31/2009...........  $ 7.57016    $ 9.24767      573,712
   01/01/2010 to 12/31/2010...........  $ 9.24767    $10.17096      557,259
   01/01/2011 to 12/31/2011...........  $10.17096    $ 9.72567      448,701
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98871    $10.48281          465
   01/01/2007 to 12/31/2007...........  $10.48281    $11.27541        4,054
   01/01/2008 to 12/31/2008...........  $11.27541    $ 7.77480       41,622
   01/01/2009 to 12/31/2009...........  $ 7.77480    $ 9.63835      102,631
   01/01/2010 to 12/31/2010...........  $ 9.63835    $10.76564      105,054
   01/01/2011 to 12/31/2011...........  $10.76564    $10.58741       89,167
AST AMERICAN CENTURY INCOME & GROWTH
  PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98434    $11.01701        6,860
   01/01/2007 to 12/31/2007...........  $11.01701    $10.80965        7,391
   01/01/2008 to 12/31/2008...........  $10.80965    $ 6.92900        5,909
   01/01/2009 to 12/31/2009...........  $ 6.92900    $ 8.01628       11,509
   01/01/2010 to 12/31/2010...........  $ 8.01628    $ 8.96487        9,703
   01/01/2011 to 12/31/2011...........  $ 8.96487    $ 9.12113        9,252
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97939    $10.49554       19,062
   01/01/2007 to 12/31/2007...........  $10.49554    $11.24456       71,029
   01/01/2008 to 12/31/2008...........  $11.24456    $ 7.87536      209,955
   01/01/2009 to 12/31/2009...........  $ 7.87536    $ 9.53832      426,296
   01/01/2010 to 12/31/2010...........  $ 9.53832    $10.52351      433,134
   01/01/2011 to 12/31/2011...........  $10.52351    $10.21197      338,320

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99853    $ 9.15952            0
AST BLACKROCK VALUE PORTFOLIO
FORMERLY, AST VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.94923    $11.00962       14,229
   01/01/2007 to 12/31/2007...........  $11.00962    $10.94144        5,771
   01/01/2008 to 12/31/2008...........  $10.94144    $ 6.73868        8,260
   01/01/2009 to 12/31/2009...........  $ 6.73868    $ 7.82812        9,758
   01/01/2010 to 12/31/2010...........  $ 7.82812    $ 8.64657        9,223
   01/01/2011 to 12/31/2011...........  $ 8.64657    $ 8.45207        8,314
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........  $ 9.99902    $ 9.38108            0
   01/01/2010 to 12/31/2010...........  $ 9.38108    $10.18982            0
   01/01/2011 to 12/31/2011...........  $10.18982    $10.97479            0
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008..........  $ 9.99854    $12.03844            0
   01/01/2009 to 12/31/2009...........  $12.03844    $11.11003            0
   01/01/2010 to 12/31/2010...........  $11.11003    $12.13429            0
   01/01/2011 to 12/31/2011...........  $12.13429    $13.53876            0
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008..........  $ 9.99854    $12.10728            0
   01/01/2009 to 12/31/2009...........  $12.10728    $10.97728            0
   01/01/2010 to 12/31/2010...........  $10.97728    $12.00827            0
   01/01/2011 to 12/31/2011...........  $12.00827    $13.68041            0
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........  $ 9.99902    $ 8.79160            0
   01/01/2010 to 12/31/2010...........  $ 8.79160    $ 9.65901            0
   01/01/2011 to 12/31/2011...........  $ 9.65901    $11.26044            0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99804    $11.01180            0
   01/01/2011 to 12/31/2011...........  $11.01180    $13.01321            0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99853    $12.02437            0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97970    $10.59731      154,539
   01/01/2007 to 12/31/2007...........  $10.59731    $11.42176      323,524
   01/01/2008 to 12/31/2008...........  $11.42176    $ 7.29960      471,178
   01/01/2009 to 12/31/2009...........  $ 7.29960    $ 8.98690      717,751
   01/01/2010 to 12/31/2010...........  $ 8.98690    $10.00882      731,358
   01/01/2011 to 12/31/2011...........  $10.00882    $ 9.59353      638,859

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09924    $ 6.69228        3,471
   01/01/2009 to 12/31/2009...........  $ 6.69228    $ 8.33899       16,260
   01/01/2010 to 12/31/2010...........  $ 8.33899    $ 9.36653       16,196
   01/01/2011 to 12/31/2011...........  $ 9.36653    $ 8.98138       13,675
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08106    $ 7.34068        9,623
   01/01/2009 to 12/31/2009...........  $ 7.34068    $ 8.89743       93,852
   01/01/2010 to 12/31/2010...........  $ 8.89743    $ 9.78180      101,992
   01/01/2011 to 12/31/2011...........  $ 9.78180    $ 9.43446       92,172
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.88697    $12.10913          915
   01/01/2007 to 12/31/2007...........  $12.10913    $ 9.52250       21,877
   01/01/2008 to 12/31/2008...........  $ 9.52250    $ 6.07516       22,046
   01/01/2009 to 12/31/2009...........  $ 6.07516    $ 7.87308       28,325
   01/01/2010 to 12/31/2010...........  $ 7.87308    $ 9.95295       29,740
   01/01/2011 to 12/31/2011...........  $ 9.95295    $10.42158       28,165
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98281    $10.44809          213
   01/01/2007 to 12/31/2007...........  $10.44809    $ 8.43897          738
   01/01/2008 to 07/18/2008...........  $ 8.43897    $ 7.72699            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99853    $ 9.94149        4,622
   01/01/2007 to 12/31/2007...........  $ 9.94149    $10.85969        5,531
   01/01/2008 to 12/31/2008...........  $10.85969    $ 5.96393        5,816
   01/01/2009 to 12/31/2009...........  $ 5.96393    $ 7.77201        5,885
   01/01/2010 to 12/31/2010...........  $ 7.77201    $10.11934        5,696
   01/01/2011 to 12/31/2011...........  $10.11934    $ 8.63723       15,941
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10357    $ 7.50079        1,892
   01/01/2009 to 12/31/2009...........  $ 7.50079    $ 8.93234        4,777
   01/01/2010 to 12/31/2010...........  $ 8.93234    $ 9.94340        5,927
   01/01/2011 to 12/31/2011...........  $ 9.94340    $ 9.52637        4,979
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99853    $10.51873        7,548
   01/01/2007 to 12/31/2007...........  $10.51873    $11.21595       14,474
   01/01/2008 to 12/31/2008...........  $11.21595    $ 7.21784       44,101
   01/01/2009 to 12/31/2009...........  $ 7.21784    $ 8.78121       82,150
   01/01/2010 to 12/31/2010...........  $ 8.78121    $ 9.86497       85,288
   01/01/2011 to 12/31/2011...........  $ 9.86497    $ 9.54494       65,939

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FIRST TRUST CAPITAL APPRECIATION TARGET
  PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99853    $10.29782        6,627
   01/01/2007 to 12/31/2007...........  $10.29782    $11.26972       13,198
   01/01/2008 to 12/31/2008...........  $11.26972    $ 6.56357       20,349
   01/01/2009 to 12/31/2009...........  $ 6.56357    $ 8.12237       45,529
   01/01/2010 to 12/31/2010...........  $ 8.12237    $ 9.49626       50,405
   01/01/2011 to 12/31/2011...........  $ 9.49626    $ 8.74891       46,845
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99854    $ 7.46903        1,054
   01/01/2009 to 11/13/2009...........  $ 7.46903    $ 8.34495            0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17522    $ 6.11016          207
   01/01/2009 to 12/31/2009...........  $ 6.11016    $ 8.10892        3,456
   01/01/2010 to 12/31/2010...........  $ 8.10892    $ 9.57456        3,343
   01/01/2011 to 12/31/2011...........  $ 9.57456    $ 8.93153        5,522
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.93489    $10.24561        9,321
   01/01/2007 to 12/31/2007...........  $10.24561    $11.47169       14,255
   01/01/2008 to 12/31/2008...........  $11.47169    $ 6.73082       15,979
   01/01/2009 to 12/31/2009...........  $ 6.73082    $ 9.87807       16,503
   01/01/2010 to 12/31/2010...........  $ 9.87807    $10.70162       15,236
   01/01/2011 to 12/31/2011...........  $10.70162    $10.09654       13,773
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96049    $11.02746        5,978
   01/01/2007 to 12/31/2007...........  $11.02746    $11.38675        6,542
   01/01/2008 to 12/31/2008...........  $11.38675    $ 6.63384        8,008
   01/01/2009 to 12/31/2009...........  $ 6.63384    $ 7.76698       13,644
   01/01/2010 to 12/31/2010...........  $ 7.76698    $ 8.61281       13,445
   01/01/2011 to 12/31/2011...........  $ 8.61281    $ 7.99378       11,689
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95788    $ 9.86078        4,141
   01/01/2007 to 12/31/2007...........  $ 9.86078    $11.55954       10,896
   01/01/2008 to 12/31/2008...........  $11.55954    $ 6.72291       12,490
   01/01/2009 to 12/31/2009...........  $ 6.72291    $10.37465       12,996
   01/01/2010 to 12/31/2010...........  $10.37465    $12.21170       14,525
   01/01/2011 to 12/31/2011...........  $12.21170    $11.63890       13,321
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03342    $ 7.63533          143
   01/01/2009 to 12/31/2009...........  $ 7.63533    $ 9.51399        2,258
   01/01/2010 to 12/31/2010...........  $ 9.51399    $11.84749        2,109
   01/01/2011 to 12/31/2011...........  $11.84749    $11.78974        3,250

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST HIGH YIELD PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99853    $10.55895        7,639
   01/01/2007 to 12/31/2007...........  $10.55895    $10.62868       35,625
   01/01/2008 to 12/31/2008...........  $10.62868    $ 7.77374       46,793
   01/01/2009 to 12/31/2009...........  $ 7.77374    $10.35129       44,552
   01/01/2010 to 12/31/2010...........  $10.35129    $11.54100       41,783
   01/01/2011 to 12/31/2011...........  $11.54100    $11.69693       37,032
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11176    $ 7.13394        5,691
   01/01/2009 to 12/31/2009...........  $ 7.13394    $ 8.87666       17,133
   01/01/2010 to 12/31/2010...........  $ 8.87666    $ 9.92453       17,200
   01/01/2011 to 12/31/2011...........  $ 9.92453    $ 9.69377       12,424
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08924    $ 7.60965       12,780
   01/01/2009 to 12/31/2009...........  $ 7.60965    $ 9.22304       36,235
   01/01/2010 to 12/31/2010...........  $ 9.22304    $10.11078       39,903
   01/01/2011 to 12/31/2011...........  $10.11078    $ 9.88185       34,156
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99205    $10.59814       19,383
   01/01/2007 to 12/31/2007...........  $10.59814    $12.39320       22,566
   01/01/2008 to 12/31/2008...........  $12.39320    $ 6.05863       21,405
   01/01/2009 to 12/31/2009...........  $ 6.05863    $ 8.05179       25,385
   01/01/2010 to 12/31/2010...........  $ 8.05179    $ 9.05613       25,371
   01/01/2011 to 12/31/2011...........  $ 9.05613    $ 7.74633       26,181
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2006* to 12/31/2006..........  $10.01020    $10.86091       10,108
   01/01/2007 to 12/31/2007...........  $10.86091    $12.56729       22,348
   01/01/2008 to 12/31/2008...........  $12.56729    $ 6.91270       20,365
   01/01/2009 to 12/31/2009...........  $ 6.91270    $ 8.86147       20,938
   01/01/2010 to 12/31/2010...........  $ 8.86147    $ 9.66951       21,279
   01/01/2011 to 12/31/2011...........  $ 9.66951    $ 8.30663       17,927
AST INVESTMENT GRADE BOND PORTFOLIO
   01/28/2008* to 12/31/2008..........  $ 9.99854    $10.72041      468,278
   01/01/2009 to 12/31/2009...........  $10.72041    $11.72128       88,669
   01/01/2010 to 12/31/2010...........  $11.72128    $12.75879       22,735
   01/01/2011 to 12/31/2011...........  $12.75879    $14.09332      307,720
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96719    $10.53137            0
   01/01/2007 to 12/31/2007...........  $10.53137    $10.54506        2,161
   01/01/2008 to 12/31/2008...........  $10.54506    $ 8.53380       67,308
   01/01/2009 to 12/31/2009...........  $ 8.53380    $10.22881      135,791
   01/01/2010 to 12/31/2010...........  $10.22881    $10.78339      144,285
   01/01/2011 to 12/31/2011...........  $10.78339    $10.61771      124,317

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08392    $10.28893            0
   01/01/2010 to 12/31/2010...........  $10.28893    $11.25088            0
   01/01/2011 to 12/31/2011...........  $11.25088    $11.12535            0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14530    $10.29877        1,984
   01/01/2010 to 12/31/2010...........  $10.29877    $11.50507        1,031
   01/01/2011 to 12/31/2011...........  $11.50507    $10.63826            0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99853    $10.57485        1,737
   01/01/2007 to 12/31/2007...........  $10.57485    $11.36747       12,155
   01/01/2008 to 12/31/2008...........  $11.36747    $ 6.54565       25,865
   01/01/2009 to 12/31/2009...........  $ 6.54565    $ 8.73715       26,103
   01/01/2010 to 12/31/2010...........  $ 8.73715    $ 9.19808       27,258
   01/01/2011 to 12/31/2011...........  $ 9.19808    $ 8.20882       25,338
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95986    $11.00559       10,174
   01/01/2007 to 12/31/2007...........  $11.00559    $10.48704       42,001
   01/01/2008 to 12/31/2008...........  $10.48704    $ 6.02732       74,919
   01/01/2009 to 12/31/2009...........  $ 6.02732    $ 7.07131       69,066
   01/01/2010 to 12/31/2010...........  $ 7.07131    $ 7.86044       65,715
   01/01/2011 to 12/31/2011...........  $ 7.86044    $ 7.39857       63,817
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99853    $10.47329        3,170
   01/01/2007 to 12/31/2007...........  $10.47329    $10.91333        7,620
   01/01/2008 to 12/31/2008...........  $10.91333    $ 8.22753        8,179
   01/01/2009 to 12/31/2009...........  $ 8.22753    $10.87864        9,539
   01/01/2010 to 12/31/2010...........  $10.87864    $12.11990        9,813
   01/01/2011 to 12/31/2011...........  $12.11990    $13.11683        9,345
AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.94800    $10.21046        8,677
   01/01/2007 to 12/31/2007...........  $10.21046    $11.52992       18,618
   01/01/2008 to 12/31/2008...........  $11.52992    $ 6.38093       27,661
   01/01/2009 to 12/31/2009...........  $ 6.38093    $ 8.13344       37,024
   01/01/2010 to 12/31/2010...........  $ 8.13344    $ 9.56772       50,125
   01/01/2011 to 12/31/2011...........  $ 9.56772    $ 9.31287       37,409

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96007    $11.09702        7,381
   01/01/2007 to 12/31/2007...........  $11.09702    $11.92451       11,869
   01/01/2008 to 12/31/2008...........  $11.92451    $ 7.73203       12,011
   01/01/2009 to 12/31/2009...........  $ 7.73203    $ 9.98846       16,465
   01/01/2010 to 12/31/2010...........  $ 9.98846    $10.99392       16,243
   01/01/2011 to 12/31/2011...........  $10.99392    $10.46150       13,854
AST MFS GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.93164    $10.37660       17,078
   01/01/2007 to 12/31/2007...........  $10.37660    $11.73220        5,673
   01/01/2008 to 12/31/2008...........  $11.73220    $ 7.34079        7,271
   01/01/2009 to 12/31/2009...........  $ 7.34079    $ 8.96358        8,391
   01/01/2010 to 12/31/2010...........  $ 8.96358    $ 9.93078        8,501
   01/01/2011 to 12/31/2011...........  $ 9.93078    $ 9.69742        8,295
AST MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.92897    $10.39648        3,722
   01/01/2007 to 12/31/2007...........  $10.39648    $10.49274        5,769
   01/01/2008 to 12/31/2008...........  $10.49274    $ 6.37746        8,861
   01/01/2009 to 12/31/2009...........  $ 6.37746    $ 8.70075       11,735
   01/01/2010 to 12/31/2010...........  $ 8.70075    $10.56476        8,320
   01/01/2011 to 12/31/2011...........  $10.56476    $10.02005        6,173
AST MONEY MARKET PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99971    $10.20125        2,122
   01/01/2007 to 12/31/2007...........  $10.20125    $10.51138       14,168
   01/01/2008 to 12/31/2008...........  $10.51138    $10.58460       35,811
   01/01/2009 to 12/31/2009...........  $10.58460    $10.42287       31,264
   01/01/2010 to 12/31/2010...........  $10.42287    $10.24097       32,714
   01/01/2011 to 12/31/2011...........  $10.24097    $10.06247      112,077
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.03567    $10.15344        8,227
   01/01/2007 to 12/31/2007...........  $10.15344    $10.28916       37,568
   01/01/2008 to 12/31/2008...........  $10.28916    $ 5.83598       41,529
   01/01/2009 to 12/31/2009...........  $ 5.83598    $ 8.06289       41,127
   01/01/2010 to 12/31/2010...........  $ 8.06289    $ 9.77667       37,355
   01/01/2011 to 12/31/2011...........  $ 9.77667    $ 9.36543       37,232
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02844    $10.06864            0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96492    $10.19634        4,779
   01/01/2007 to 12/31/2007...........  $10.19634    $12.23897        8,029
   01/01/2008 to 12/31/2008...........  $12.23897    $ 6.83068       21,323
   01/01/2009 to 12/31/2009...........  $ 6.83068    $ 8.70875       22,417
   01/01/2010 to 12/31/2010...........  $ 8.70875    $11.00805       19,881
   01/01/2011 to 12/31/2011...........  $11.00805    $10.99594       18,669

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98795    $ 9.44165        1,526
   01/01/2007 to 12/31/2007...........  $ 9.44165    $11.00942        4,292
   01/01/2008 to 12/31/2008...........  $11.00942    $ 6.21411       12,615
   01/01/2009 to 12/31/2009...........  $ 6.21411    $ 7.48169       13,194
   01/01/2010 to 12/31/2010...........  $ 7.48169    $ 8.83896       12,555
   01/01/2011 to 04/29/2011...........  $ 8.83896    $ 9.91034            0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10128    $ 5.57086            0
   01/01/2009 to 12/31/2009...........  $ 5.57086    $ 9.11223        6,999
   01/01/2010 to 12/31/2010...........  $ 9.11223    $10.94456        4,815
   01/01/2011 to 12/31/2011...........  $10.94456    $ 8.57180        5,852
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98013    $10.16273        1,782
   01/01/2007 to 12/31/2007...........  $10.16273    $10.66071       11,516
   01/01/2008 to 12/31/2008...........  $10.66071    $10.58896       20,419
   01/01/2009 to 12/31/2009...........  $10.58896    $11.46586       21,590
   01/01/2010 to 12/31/2010...........  $11.46586    $11.70221       18,101
   01/01/2011 to 12/31/2011...........  $11.70221    $11.75406       17,571
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.97119    $10.29524       38,989
   01/01/2007 to 12/31/2007...........  $10.29524    $10.95233       88,527
   01/01/2008 to 12/31/2008...........  $10.95233    $10.51549      124,817
   01/01/2009 to 12/31/2009...........  $10.51549    $12.03657      150,480
   01/01/2010 to 12/31/2010...........  $12.03657    $12.73627      141,916
   01/01/2011 to 12/31/2011...........  $12.73627    $12.90899       97,413
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97912    $10.40856        1,786
   01/01/2007 to 12/31/2007...........  $10.40856    $11.11502        5,045
   01/01/2008 to 12/31/2008...........  $11.11502    $ 8.79094      112,326
   01/01/2009 to 12/31/2009...........  $ 8.79094    $10.36581      268,935
   01/01/2010 to 12/31/2010...........  $10.36581    $11.25907      228,760
   01/01/2011 to 12/31/2011...........  $11.25907    $11.17037      204,746
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01845    $10.06852            0
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95076    $10.72269       10,900
   01/01/2007 to 12/31/2007...........  $10.72269    $10.75145       41,931
   01/01/2008 to 12/31/2008...........  $10.75145    $ 6.47223       58,615
   01/01/2009 to 12/31/2009...........  $ 6.47223    $ 7.74505       55,099
   01/01/2010 to 12/31/2010...........  $ 7.74505    $ 8.75311       55,189
   01/01/2011 to 12/31/2011...........  $ 8.75311    $ 8.89581       48,035

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99853    $ 8.89271            0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98429    $10.56354            0
   01/01/2007 to 12/31/2007...........  $10.56354    $11.30127            0
   01/01/2008 to 12/31/2008...........  $11.30127    $ 7.74969       21,835
   01/01/2009 to 12/31/2009...........  $ 7.74969    $ 9.69959       44,326
   01/01/2010 to 12/31/2010...........  $ 9.69959    $10.65364       49,209
   01/01/2011 to 12/31/2011...........  $10.65364    $10.11172       41,144
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.90502    $ 9.90555          777
   01/01/2007 to 12/31/2007...........  $ 9.90555    $10.42523        6,070
   01/01/2008 to 12/31/2008...........  $10.42523    $ 6.65658        6,470
   01/01/2009 to 12/31/2009...........  $ 6.65658    $ 8.75597        5,884
   01/01/2010 to 12/31/2010...........  $ 8.75597    $11.73364        8,458
   01/01/2011 to 12/31/2011...........  $11.73364    $11.41357        7,392
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99236    $10.45461       11,573
   01/01/2007 to 12/31/2007...........  $10.45461    $ 9.69280       19,392
   01/01/2008 to 12/31/2008...........  $ 9.69280    $ 6.69183       32,241
   01/01/2009 to 12/31/2009...........  $ 6.69183    $ 8.34836       29,973
   01/01/2010 to 12/31/2010...........  $ 8.34836    $10.33253       29,534
   01/01/2011 to 12/31/2011...........  $10.33253    $ 9.54341       24,414
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.96806    $10.62157            0
   01/01/2007 to 12/31/2007...........  $10.62157    $11.09246        2,265
   01/01/2008 to 12/31/2008...........  $11.09246    $ 8.06926       92,705
   01/01/2009 to 12/31/2009...........  $ 8.06926    $ 9.83995      247,655
   01/01/2010 to 12/31/2010...........  $ 9.83995    $10.78102      261,852
   01/01/2011 to 12/31/2011...........  $10.78102    $10.80085      248,088
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.95038    $11.06254        1,715
   01/01/2007 to 12/31/2007...........  $11.06254    $10.47838        9,349
   01/01/2008 to 12/31/2008...........  $10.47838    $ 5.98171        6,474
   01/01/2009 to 12/31/2009...........  $ 5.98171    $ 7.27422       12,349
   01/01/2010 to 12/31/2010...........  $ 7.27422    $ 8.09199       12,932
   01/01/2011 to 12/31/2011...........  $ 8.09199    $ 7.81876       12,422

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.98953    $10.29008       15,470
   01/01/2007 to 12/31/2007...........  $10.29008    $11.08215       19,510
   01/01/2008 to 12/31/2008...........  $11.08215    $10.62110       24,760
   01/01/2009 to 12/31/2009...........  $10.62110    $11.69736       25,439
   01/01/2010 to 12/31/2010...........  $11.69736    $12.15050       22,561
   01/01/2011 to 12/31/2011...........  $12.15050    $12.42820        9,574
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.94005    $10.45877        7,828
   01/01/2007 to 12/31/2007...........  $10.45877    $11.11888        8,851
   01/01/2008 to 12/31/2008...........  $11.11888    $ 6.49123        2,021
   01/01/2009 to 12/31/2009...........  $ 6.49123    $ 9.77985        1,785
   01/01/2010 to 12/31/2010...........  $ 9.77985    $11.12583        1,784
   01/01/2011 to 12/31/2011...........  $11.12583    $10.74403        1,737
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.14738    $ 9.82060        9,268
   01/01/2007 to 12/31/2007...........  $ 9.82060    $13.55366       25,737
   01/01/2008 to 12/31/2008...........  $13.55366    $ 6.65868       30,442
   01/01/2009 to 12/31/2009...........  $ 6.65868    $ 9.76890       42,059
   01/01/2010 to 12/31/2010...........  $ 9.76890    $11.55903       45,394
   01/01/2011 to 12/31/2011...........  $11.55903    $ 9.66094       43,261
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.97063    $10.64382        6,495
   01/01/2007 to 12/31/2007...........  $10.64382    $11.45397       29,955
   01/01/2008 to 12/31/2008...........  $11.45397    $ 6.48888       30,383
   01/01/2009 to 12/31/2009...........  $ 6.48888    $ 8.18645       29,000
   01/01/2010 to 12/31/2010...........  $ 8.18645    $ 9.21884       30,956
   01/01/2011 to 12/31/2011...........  $ 9.21884    $ 8.74318       26,079
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99853    $ 9.97802            0
   01/01/2008 to 12/31/2008...........  $ 9.97802    $ 9.29077        3,017
   01/01/2009 to 12/31/2009...........  $ 9.29077    $10.18779       14,177
   01/01/2010 to 12/31/2010...........  $10.18779    $10.78811       14,172
   01/01/2011 to 12/31/2011...........  $10.78811    $11.23601       11,870
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07808    $ 6.63754       17,072
   01/01/2009 to 12/31/2009...........  $ 6.63754    $ 8.48048       41,541
   01/01/2010 to 12/31/2010...........  $ 8.48048    $ 9.18367       42,289
   01/01/2011 to 12/31/2011...........  $ 9.18367    $ 8.87079       23,300

*  Denotes the start date of these sub-accounts

                               PREMIER X SERIES

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                      STATEMENT OF ADDITIONAL INFORMATION

              ACCUMULATION UNIT VALUES: WITH ONLY HD GRO (1.90%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.10831    $ 7.87551       81,366
   01/01/2009 to 12/31/2009...........  $ 7.87551    $ 9.61124      459,255
   01/01/2010 to 12/31/2010...........  $ 9.61124    $10.56057      547,140
   01/01/2011 to 12/31/2011...........  $10.56057    $10.08836      450,724
AST ADVANCED STRATEGIES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.93306    $ 7.87680       34,545
   01/01/2009 to 12/31/2009...........  $ 7.87680    $ 9.75519      131,788
   01/01/2010 to 12/31/2010...........  $ 9.75519    $10.88553      135,608
   01/01/2011 to 12/31/2011...........  $10.88553    $10.69481      114,020
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.74929    $ 7.42411            0
   01/01/2009 to 12/31/2009...........  $ 7.42411    $ 8.58067       27,509
   01/01/2010 to 12/31/2010...........  $ 8.58067    $ 9.58667       30,823
   01/01/2011 to 12/31/2011...........  $ 9.58667    $ 9.74413       29,907
AST BALANCED ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.12432    $ 8.14626       34,831
   01/01/2009 to 12/31/2009...........  $ 8.14626    $ 9.85682      514,826
   01/01/2010 to 12/31/2010...........  $ 9.85682    $10.86424      623,828
   01/01/2011 to 12/31/2011...........  $10.86424    $10.53238      513,328
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99793    $ 9.15301            0
AST BLACKROCK VALUE PORTFOLIO
FORMERLY, AST VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.85899    $ 7.80431            0
   01/01/2009 to 12/31/2009...........  $ 7.80431    $ 9.05722        4,729
   01/01/2010 to 12/31/2010...........  $ 9.05722    $ 9.99424       10,725
   01/01/2011 to 12/31/2011...........  $ 9.99424    $ 9.75979        6,851

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........  $ 9.99897    $ 9.37189            0
   01/01/2010 to 12/31/2010...........  $ 9.37189    $10.16992            0
   01/01/2011 to 12/31/2011...........  $10.16992    $10.94263            0
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008..........  $ 9.99846    $12.02740        2,716
   01/01/2009 to 12/31/2009...........  $12.02740    $11.08899       13,607
   01/01/2010 to 12/31/2010...........  $11.08899    $12.09943            0
   01/01/2011 to 12/31/2011...........  $12.09943    $13.48663            0
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008..........  $ 9.99846    $12.09626        2,440
   01/01/2009 to 12/31/2009...........  $12.09626    $10.95660        9,277
   01/01/2010 to 12/31/2010...........  $10.95660    $11.97397        2,796
   01/01/2011 to 12/31/2011...........  $11.97397    $13.62798            0
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........  $ 9.99897    $ 8.78306            0
   01/01/2010 to 12/31/2010...........  $ 8.78306    $ 9.64023      124,160
   01/01/2011 to 12/31/2011...........  $ 9.64023    $11.22759       31,645
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99794    $11.00110      119,889
   01/01/2011 to 12/31/2011...........  $11.00110    $12.98795       42,207
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99845    $12.01256      129,732
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.20053    $ 7.67349      163,098
   01/01/2009 to 12/31/2009...........  $ 7.67349    $ 9.43787      756,117
   01/01/2010 to 12/31/2010...........  $ 9.43787    $10.50081      841,809
   01/01/2011 to 12/31/2011...........  $10.50081    $10.05525      664,857
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09921    $ 6.68783        6,753
   01/01/2009 to 12/31/2009...........  $ 6.68783    $ 8.32531       98,458
   01/01/2010 to 12/31/2010...........  $ 8.32531    $ 9.34197      216,833
   01/01/2011 to 12/31/2011...........  $ 9.34197    $ 8.94898      157,873
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08104    $ 7.33582        3,160
   01/01/2009 to 12/31/2009...........  $ 7.33582    $ 8.88278       62,367
   01/01/2010 to 12/31/2010...........  $ 8.88278    $ 9.75608      188,331
   01/01/2011 to 12/31/2011...........  $ 9.75608    $ 9.40046      153,263

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST COHEN & STEERS REALTY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $12.67848    $ 8.05893            0
   01/01/2009 to 12/31/2009...........  $ 8.05893    $10.43374          769
   01/01/2010 to 12/31/2010...........  $10.43374    $13.17714        4,215
   01/01/2011 to 12/31/2011...........  $13.17714    $13.78398        2,362
AST DEAM SMALL-CAP VALUE PORTFOLIO
   01/28/2008 to 07/18/2008...........  $ 8.89974    $ 8.69104            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.80129    $ 7.25607        1,551
   01/01/2009 to 12/31/2009...........  $ 7.25607    $ 9.44657          419
   01/01/2010 to 12/31/2010...........  $ 9.44657    $12.28759          552
   01/01/2011 to 12/31/2011...........  $12.28759    $10.47763       13,228
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10354    $ 7.49581        2,850
   01/01/2009 to 12/31/2009...........  $ 7.49581    $ 8.91773       32,521
   01/01/2010 to 12/31/2010...........  $ 8.91773    $ 9.91745       34,121
   01/01/2011 to 12/31/2011...........  $ 9.91745    $ 9.49220       29,657
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.73109    $ 7.23357        8,653
   01/01/2009 to 12/31/2009...........  $ 7.23357    $ 8.79176       59,158
   01/01/2010 to 12/31/2010...........  $ 8.79176    $ 9.86717      122,916
   01/01/2011 to 12/31/2011...........  $ 9.86717    $ 9.53771      106,370
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.65883    $ 6.65616       17,871
   01/01/2009 to 12/31/2009...........  $ 6.65616    $ 8.22871      194,848
   01/01/2010 to 12/31/2010...........  $ 8.22871    $ 9.61112      231,128
   01/01/2011 to 12/31/2011...........  $ 9.61112    $ 8.84603      139,885
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99846    $ 7.46564          830
   01/01/2009 to 11/13/2009...........  $ 7.46564    $ 8.33415            0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17514    $ 6.10747            0
   01/01/2009 to 12/31/2009...........  $ 6.10747    $ 8.09735        5,233
   01/01/2010 to 12/31/2010...........  $ 8.09735    $ 9.55158        6,010
   01/01/2011 to 12/31/2011...........  $ 9.55158    $ 8.90131        4,981
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.58981    $ 7.59977          454
   01/01/2009 to 12/31/2009...........  $ 7.59977    $11.14229       16,802
   01/01/2010 to 12/31/2010...........  $11.14229    $12.05954       19,798
   01/01/2011 to 12/31/2011...........  $12.05954    $11.36664       14,398

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.27778    $ 7.08000            0
   01/01/2009 to 12/31/2009...........  $ 7.08000    $ 8.28115       15,497
   01/01/2010 to 12/31/2010...........  $ 8.28115    $ 9.17397       14,804
   01/01/2011 to 12/31/2011...........  $ 9.17397    $ 8.50626       12,131
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.64707    $ 7.49295          508
   01/01/2009 to 12/31/2009...........  $ 7.49295    $11.55150       21,686
   01/01/2010 to 12/31/2010...........  $11.55150    $13.58365       27,187
   01/01/2011 to 12/31/2011...........  $13.58365    $12.93390       14,769
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03334    $ 7.63187            0
   01/01/2009 to 12/31/2009...........  $ 7.63187    $ 9.50032       20,133
   01/01/2010 to 12/31/2010...........  $ 9.50032    $11.81873       26,327
   01/01/2011 to 12/31/2011...........  $11.81873    $11.74963       16,354
AST HIGH YIELD PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.60336    $ 7.82946            0
   01/01/2009 to 12/31/2009...........  $ 7.82946    $10.41539        8,617
   01/01/2010 to 12/31/2010...........  $10.41539    $11.60106        8,821
   01/01/2011 to 12/31/2011...........  $11.60106    $11.74628        7,557
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11173    $ 7.12925        3,098
   01/01/2009 to 12/31/2009...........  $ 7.12925    $ 8.86201       51,073
   01/01/2010 to 12/31/2010...........  $ 8.86201    $ 9.89847       81,692
   01/01/2011 to 12/31/2011...........  $ 9.89847    $ 9.65878       78,604
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08922    $ 7.60464        3,655
   01/01/2009 to 12/31/2009...........  $ 7.60464    $ 9.20795      169,953
   01/01/2010 to 12/31/2010...........  $ 9.20795    $10.08437      246,741
   01/01/2011 to 12/31/2011...........  $10.08437    $ 9.84640      224,887
AST INTERNATIONAL GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.02859    $ 6.04263            0
   01/01/2009 to 12/31/2009...........  $ 6.04263    $ 8.02258       11,074
   01/01/2010 to 12/31/2010...........  $ 8.02258    $ 9.01442       17,704
   01/01/2011 to 12/31/2011...........  $ 9.01442    $ 7.70310       13,585

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.20103    $ 6.89463            0
   01/01/2009 to 12/31/2009...........  $ 6.89463    $ 8.82960        8,210
   01/01/2010 to 12/31/2010...........  $ 8.82960    $ 9.62539       14,616
   01/01/2011 to 12/31/2011...........  $ 9.62539    $ 8.26071       11,572
AST INVESTMENT GRADE BOND PORTFOLIO
   01/28/2008* to 12/31/2008..........  $ 9.99846    $10.71068            0
   01/01/2009 to 12/31/2009...........  $10.71068    $11.69915            0
   01/01/2010 to 12/31/2010...........  $11.69915    $12.72222            0
   01/01/2011 to 12/31/2011...........  $12.72222    $14.03915      734,889
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.84545    $ 9.35251       39,119
   01/01/2009 to 12/31/2009...........  $ 9.35251    $11.19913       73,978
   01/01/2010 to 12/31/2010...........  $11.19913    $11.79468       48,426
   01/01/2011 to 12/31/2011...........  $11.79468    $11.60212       49,180
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08384    $10.28767            0
   01/01/2010 to 12/31/2010...........  $10.28767    $11.23842            0
   01/01/2011 to 12/31/2011...........  $11.23842    $11.10228            0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14522    $10.29744            0
   01/01/2010 to 12/31/2010...........  $10.29744    $11.49224        5,530
   01/01/2011 to 12/31/2011...........  $11.49224    $10.61596        2,477
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $12.49570    $ 7.91534          764
   01/01/2009 to 12/31/2009...........  $ 7.91534    $10.55484       27,364
   01/01/2010 to 12/31/2010...........  $10.55484    $11.10084       29,556
   01/01/2011 to 12/31/2011...........  $11.10084    $ 9.89724       16,203
AST LARGE-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.02952    $ 6.69520          431
   01/01/2009 to 12/31/2009...........  $ 6.69520    $ 7.84723       10,059
   01/01/2010 to 12/31/2010...........  $ 7.84723    $ 8.71427       10,566
   01/01/2011 to 12/31/2011...........  $ 8.71427    $ 8.19415        1,091
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.89281    $ 8.38953            0
   01/01/2009 to 12/31/2009...........  $ 8.38953    $11.08201        6,692
   01/01/2010 to 12/31/2010...........  $11.08201    $12.33428        6,398
   01/01/2011 to 12/31/2011...........  $12.33428    $13.33584        5,812
AST MARSICO CAPITAL GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.61993    $ 7.14281            0
   01/01/2009 to 12/31/2009...........  $ 7.14281    $ 9.09565       38,033
   01/01/2010 to 12/31/2010...........  $ 9.09565    $10.68915       44,092
   01/01/2011 to 12/31/2011...........  $10.68915    $10.39424       22,878

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MFS GLOBAL EQUITY PORTFOLIO
   01/28/2008 to 12/31/2008...........  $12.49646    $ 8.87094          222
   01/01/2009 to 12/31/2009...........  $ 8.87094    $11.44852        4,567
   01/01/2010 to 12/31/2010...........  $11.44852    $12.58852       11,176
   01/01/2011 to 12/31/2011...........  $12.58852    $11.96714        5,867
AST MFS GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.92868    $ 8.15973            0
   01/01/2009 to 12/31/2009...........  $ 8.15973    $ 9.95377        7,371
   01/01/2010 to 12/31/2010...........  $ 9.95377    $11.01704        7,855
   01/01/2011 to 12/31/2011...........  $11.01704    $10.74757        6,683
AST MID-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.81273    $ 7.09254            0
   01/01/2009 to 12/31/2009...........  $ 7.09254    $ 9.66687        4,858
   01/01/2010 to 12/31/2010...........  $ 9.66687    $11.72633        5,260
   01/01/2011 to 12/31/2011...........  $11.72633    $11.11083        3,578
AST MONEY MARKET PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.51356    $10.55683            0
   01/01/2009 to 12/31/2009...........  $10.55683    $10.38554        4,216
   01/01/2010 to 12/31/2010...........  $10.38554    $10.19444        3,814
   01/01/2011 to 12/31/2011...........  $10.19444    $10.00685        9,408
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.84041    $ 6.77336            0
   01/01/2009 to 12/31/2009...........  $ 6.77336    $ 9.34880       12,468
   01/01/2010 to 12/31/2010...........  $ 9.34880    $11.32466       18,504
   01/01/2011 to 12/31/2011...........  $11.32466    $10.83771       11,663
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02836    $10.06695            0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $13.39894    $ 8.46708        1,290
   01/01/2009 to 12/31/2009...........  $ 8.46708    $10.78443        1,654
   01/01/2010 to 12/31/2010...........  $10.78443    $13.61848        1,255
   01/01/2011 to 12/31/2011...........  $13.61848    $13.59037          704
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.00676    $ 7.14915            0
   01/01/2009 to 12/31/2009...........  $ 7.14915    $ 8.59892       19,993
   01/01/2010 to 12/31/2010...........  $ 8.59892    $10.14886       24,756
   01/01/2011 to 04/29/2011...........  $10.14886    $11.37547            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10120    $ 5.56843            0
   01/01/2009 to 12/31/2009...........  $ 5.56843    $ 9.09942       32,359
   01/01/2010 to 12/31/2010...........  $ 9.09942    $10.91854       41,589
   01/01/2011 to 12/31/2011...........  $10.91854    $ 8.54304       29,187
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.01299    $10.63495            0
   01/01/2009 to 12/31/2009...........  $10.63495    $11.50428        1,394
   01/01/2010 to 12/31/2010...........  $11.50428    $11.72999        1,551
   01/01/2011 to 12/31/2011...........  $11.72999    $11.77036        1,375
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.21660    $10.48811        1,503
   01/01/2009 to 12/31/2009...........  $10.48811    $11.99359      123,840
   01/01/2010 to 12/31/2010...........  $11.99359    $12.67844      157,774
   01/01/2011 to 12/31/2011...........  $12.67844    $12.83777      136,313
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.09607    $ 8.96271        6,284
   01/01/2009 to 12/31/2009...........  $ 8.96271    $10.55805       87,109
   01/01/2010 to 12/31/2010...........  $10.55805    $11.45661      157,813
   01/01/2011 to 12/31/2011...........  $11.45661    $11.35524      152,754
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01837    $10.06686            0
AST QMA US EQUITY ALPHA PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.56943    $ 6.91030            0
   01/01/2009 to 12/31/2009...........  $ 6.91030    $ 8.26135            0
   01/01/2010 to 12/31/2010...........  $ 8.26135    $ 9.32751            0
   01/01/2011 to 12/31/2011...........  $ 9.32751    $ 9.47038            0
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99845    $ 8.88686            0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.18601    $ 8.11373        9,161
   01/01/2009 to 12/31/2009...........  $ 8.11373    $10.14527       99,514
   01/01/2010 to 12/31/2010...........  $10.14527    $11.13210      203,870
   01/01/2011 to 12/31/2011...........  $11.13210    $10.55553      149,749
AST SMALL-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.33134    $ 6.63894          301
   01/01/2009 to 12/31/2009...........  $ 6.63894    $ 8.72427        2,940
   01/01/2010 to 12/31/2010...........  $ 8.72427    $11.67952        3,581
   01/01/2011 to 12/31/2011...........  $11.67952    $11.34980        2,407

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SMALL-CAP VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.79054    $ 7.99717          934
   01/01/2009 to 12/31/2009...........  $ 7.99717    $ 9.96698        2,982
   01/01/2010 to 12/31/2010...........  $ 9.96698    $12.32368        3,324
   01/01/2011 to 12/31/2011...........  $12.32368    $11.37136        1,159
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.34710    $ 8.65127        9,217
   01/01/2009 to 12/31/2009...........  $ 8.65127    $10.53936      203,180
   01/01/2010 to 12/31/2010...........  $10.53936    $11.53594      287,813
   01/01/2011 to 12/31/2011...........  $11.53594    $11.54580      278,077
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.81608    $ 6.61400            0
   01/01/2009 to 12/31/2009...........  $ 6.61400    $ 8.03515       30,619
   01/01/2010 to 12/31/2010...........  $ 8.03515    $ 8.92968       36,104
   01/01/2011 to 12/31/2011...........  $ 8.92968    $ 8.61982       21,960
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.83239    $10.13233            0
   01/01/2009 to 12/31/2009...........  $10.13233    $11.14805        7,204
   01/01/2010 to 12/31/2010...........  $11.14805    $11.56854        8,258
   01/01/2011 to 12/31/2011...........  $11.56854    $11.82135        7,397
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   01/28/2008 to 12/31/2008...........  $ 9.90428    $ 6.47415        1,670
   01/01/2009 to 12/31/2009...........  $ 6.47415    $ 9.74439       17,808
   01/01/2010 to 12/31/2010...........  $ 9.74439    $11.07477       26,220
   01/01/2011 to 12/31/2011...........  $11.07477    $10.68434       18,277
AST T. ROWE PRICE NATURAL RESOURCES
  PORTFOLIO
   01/28/2008 to 12/31/2008...........  $16.53744    $ 9.01490        1,265
   01/01/2009 to 12/31/2009...........  $ 9.01490    $13.21257       15,189
   01/01/2010 to 12/31/2010...........  $13.21257    $15.61837       17,006
   01/01/2011 to 12/31/2011...........  $15.61837    $13.04089       11,386
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   01/28/2008 to 12/31/2008...........  $11.07056    $ 6.90477        5,883
   01/01/2009 to 12/31/2009...........  $ 6.90477    $ 8.70257       23,967
   01/01/2010 to 12/31/2010...........  $ 8.70257    $ 9.79034       15,158
   01/01/2011 to 12/31/2011...........  $ 9.79034    $ 9.27604       14,045
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   01/28/2008 to 12/31/2008...........  $10.23145    $ 9.28052            0
   01/01/2009 to 12/31/2009...........  $ 9.28052    $10.16667       52,562
   01/01/2010 to 12/31/2010...........  $10.16667    $10.75520       63,085
   01/01/2011 to 12/31/2011...........  $10.75520    $11.19085       53,550

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07805     $6.63306       21,666
   01/01/2009 to 12/31/2009...........  $ 6.63306     $8.46640      264,331
   01/01/2010 to 12/31/2010...........  $ 8.46640     $9.15945      380,177
   01/01/2011 to 12/31/2011...........  $ 9.15945     $8.83880      261,590

*  Denotes the start date of these sub-accounts

                               PREMIER X SERIES

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                      STATEMENT OF ADDITIONAL INFORMATION

               ACCUMULATION UNIT VALUES: WITH HAV 40 BPS (1.95%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.02472    $12.22943      155,706
    01/01/2010 to 12/31/2010.........  $12.22943    $13.43083      230,497
    01/01/2011 to 12/31/2011.........  $13.43083    $12.82397      190,006
 AST ADVANCED STRATEGIES PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.03706    $12.42655       26,045
    01/01/2010 to 12/31/2010.........  $12.42655    $13.85960       60,605
    01/01/2011 to 12/31/2011.........  $13.85960    $13.61010       37,896
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.07572    $12.47459        3,519
    01/01/2010 to 12/31/2010.........  $12.47459    $13.93020        4,948
    01/01/2011 to 12/31/2011.........  $13.93020    $14.15216        3,975
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.02354    $12.05401      322,047
    01/01/2010 to 12/31/2010.........  $12.05401    $13.27946      401,597
    01/01/2011 to 12/31/2011.........  $13.27946    $12.86748      359,732
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99841    $ 9.15050            0
 AST BLACKROCK VALUE PORTFOLIO
 FORMERLY, AST VALUE PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.09832    $12.77034        2,163
    01/01/2010 to 12/31/2010.........  $12.77034    $14.08474        2,181
    01/01/2011 to 12/31/2011.........  $14.08474    $13.74775        1,058

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BOND PORTFOLIO 2016
    05/01/2009 to 12/31/2009.........  $ 9.93825    $ 9.61926            0
    01/01/2010 to 12/31/2010.........  $ 9.61926    $10.43325            0
    01/01/2011 to 12/31/2011.........  $10.43325    $11.22044            0
 AST BOND PORTFOLIO 2018
    05/01/2009 to 12/31/2009.........  $ 9.92268    $ 9.68544            0
    01/01/2010 to 12/31/2010.........  $ 9.68544    $10.56279            0
    01/01/2011 to 12/31/2011.........  $10.56279    $11.76803            0
 AST BOND PORTFOLIO 2019
    05/01/2009 to 12/31/2009.........  $ 9.90545    $ 9.58605            0
    01/01/2010 to 12/31/2010.........  $ 9.58605    $10.47099            0
    01/01/2011 to 12/31/2011.........  $10.47099    $11.91160            0
 AST BOND PORTFOLIO 2020
    05/01/2009 to 12/31/2009.........  $ 9.88417    $ 9.26066            0
    01/01/2010 to 12/31/2010.........  $ 9.26066    $10.15943            0
    01/01/2011 to 12/31/2011.........  $10.15943    $11.82650            0
 AST BOND PORTFOLIO 2021
    01/04/2010* to 12/31/2010........  $ 9.99788    $10.99580            0
    01/01/2011 to 12/31/2011.........  $10.99580    $12.97540            0
 AST BOND PORTFOLIO 2022
    01/03/2011* to 12/31/2011........  $ 9.99841    $12.00688            0
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.03884    $12.32315      199,983
    01/01/2010 to 12/31/2010.........  $12.32315    $13.70422      209,370
    01/01/2011 to 12/31/2011.........  $13.70422    $13.11625      150,326
 AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.05245    $12.35611        9,906
    01/01/2010 to 12/31/2010.........  $12.35611    $13.85815       59,090
    01/01/2011 to 12/31/2011.........  $13.85815    $13.26883       45,408
 AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.03990    $11.95029       15,681
    01/01/2010 to 12/31/2010.........  $11.95029    $13.11882       51,373
    01/01/2011 to 12/31/2011.........  $13.11882    $12.63456       41,911
 AST COHEN & STEERS REALTY PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 9.61486    $14.52687           41
    01/01/2010 to 12/31/2010.........  $14.52687    $18.33755        2,875
    01/01/2011 to 12/31/2011.........  $18.33755    $19.17281        4,300

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 9.98067    $12.99734          571
    01/01/2010 to 12/31/2010.........  $12.99734    $16.89809        1,309
    01/01/2011 to 12/31/2011.........  $16.89809    $14.40189        3,702
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.02694    $11.98361       20,615
    01/01/2010 to 12/31/2010.........  $11.98361    $13.32052       24,031
    01/01/2011 to 12/31/2011.........  $13.32052    $12.74316       19,180
 AST FIRST TRUST BALANCED TARGET PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.01321    $12.30994       65,487
    01/01/2010 to 12/31/2010.........  $12.30994    $13.80890       84,711
    01/01/2011 to 12/31/2011.........  $13.80890    $13.34133       73,459
 AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 9.98521    $12.16947      156,193
    01/01/2010 to 12/31/2010.........  $12.16947    $14.20708      158,595
    01/01/2011 to 12/31/2011.........  $14.20708    $13.06962      109,197
 AST GLOBAL REAL ESTATE PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 9.85947    $13.95016        1,177
    01/01/2010 to 12/31/2010.........  $13.95016    $16.44739        3,739
    01/01/2011 to 12/31/2011.........  $16.44739    $15.32029        2,335
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.04667    $12.85313        2,436
    01/01/2010 to 12/31/2010.........  $12.85313    $13.90429        6,366
    01/01/2011 to 12/31/2011.........  $13.90429    $13.09897        7,971
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.12468    $12.21751        2,912
    01/01/2010 to 12/31/2010.........  $12.21751    $13.52811        4,092
    01/01/2011 to 12/31/2011.........  $13.52811    $12.53734        4,800
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.05971    $13.49906        5,476
    01/01/2010 to 12/31/2010.........  $13.49906    $15.86600        5,874
    01/01/2011 to 12/31/2011.........  $15.86600    $15.09953        3,656
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 9.95325    $12.77276        3,394
    01/01/2010 to 12/31/2010.........  $12.77276    $15.88201        2,077
    01/01/2011 to 12/31/2011.........  $15.88201    $15.78149        2,538
 AST HIGH YIELD PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.01714    $12.52966          917
    01/01/2010 to 12/31/2010.........  $12.52966    $13.94919        1,659
    01/01/2011 to 12/31/2011.........  $13.94919    $14.11698        1,350

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.04108    $12.26108       56,060
    01/01/2010 to 12/31/2010.........  $12.26108    $13.68833       69,742
    01/01/2011 to 12/31/2011.........  $13.68833    $13.35045       50,945
 AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.02472    $11.87199       57,797
    01/01/2010 to 12/31/2010.........  $11.87199    $12.99556       85,316
    01/01/2011 to 12/31/2011.........  $12.99556    $12.68275       80,242
 AST INTERNATIONAL GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.14326    $13.28533        1,112
    01/01/2010 to 12/31/2010.........  $13.28533    $14.92060        1,815
    01/01/2011 to 12/31/2011.........  $14.92060    $12.74401          714
 AST INTERNATIONAL VALUE PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.11776    $13.11671        1,008
    01/01/2010 to 12/31/2010.........  $13.11671    $14.29181        2,249
    01/01/2011 to 12/31/2011.........  $14.29181    $12.25942        1,135
 AST INVESTMENT GRADE BOND PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 9.98134    $10.85750            0
    01/01/2010 to 12/31/2010.........  $10.85750    $11.80119        5,091
    01/01/2011 to 12/31/2011.........  $11.80119    $13.01645      466,287
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.07983    $11.67943       32,958
    01/01/2010 to 12/31/2010.........  $11.67943    $12.29454       47,971
    01/01/2011 to 12/31/2011.........  $12.29454    $12.08786       49,011
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.08380    $10.28698            0
    01/01/2010 to 12/31/2010.........  $10.28698    $11.23222            0
    01/01/2011 to 12/31/2011.........  $11.23222    $11.09062            0
 AST JENNISON LARGE-CAP VALUE PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.14518    $10.29678            0
    01/01/2010 to 12/31/2010.........  $10.29678    $11.48598            0
    01/01/2011 to 12/31/2011.........  $11.48598    $10.60504          336
 AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.12742    $13.60349       10,943
    01/01/2010 to 12/31/2010.........  $13.60349    $14.30022       15,650
    01/01/2011 to 12/31/2011.........  $14.30022    $12.74350       11,511

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST LARGE-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.06270    $12.74667        2,810
    01/01/2010 to 12/31/2010.........  $12.74667    $14.14819        2,820
    01/01/2011 to 12/31/2011.........  $14.14819    $13.29726        2,672
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
 FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.03391    $12.09710        1,647
    01/01/2010 to 12/31/2010.........  $12.09710    $13.45763        5,368
    01/01/2011 to 12/31/2011.........  $13.45763    $14.54337        5,654
 AST MARSICO CAPITAL GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.00733    $12.72864        9,789
    01/01/2010 to 12/31/2010.........  $12.72864    $14.95140       11,438
    01/01/2011 to 12/31/2011.........  $14.95140    $14.53184        7,740
 AST MFS GLOBAL EQUITY PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.07246    $13.37974        3,689
    01/01/2010 to 12/31/2010.........  $13.37974    $14.70491        6,362
    01/01/2011 to 12/31/2011.........  $14.70491    $13.97222        4,327
 AST MFS GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.02825    $12.16473          978
    01/01/2010 to 12/31/2010.........  $12.16473    $13.45761        1,233
    01/01/2011 to 12/31/2011.........  $13.45761    $13.12223          870
 AST MID-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 9.98590    $13.24524        2,145
    01/01/2010 to 12/31/2010.........  $13.24524    $16.05923        2,911
    01/01/2011 to 12/31/2011.........  $16.05923    $15.20886        2,249
 AST MONEY MARKET PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 9.99969    $ 9.87777       29,155
    01/01/2010 to 12/31/2010.........  $ 9.87777    $ 9.69131       53,544
    01/01/2011 to 12/31/2011.........  $ 9.69131    $ 9.50835        1,440
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.13105    $13.73161        3,347
    01/01/2010 to 12/31/2010.........  $13.73161    $16.62562        3,186
    01/01/2011 to 12/31/2011.........  $16.62562    $15.90297        3,246
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.02832    $10.06611            0
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 9.97681    $12.37664          539
    01/01/2010 to 12/31/2010.........  $12.37664    $15.62143        1,224
    01/01/2011 to 12/31/2011.........  $15.62143    $15.58152        1,101

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 9.93464    $12.07932        2,060
    01/01/2010 to 12/31/2010.........  $12.07932    $14.24972        3,401
    01/01/2011 to 04/29/2011.........  $14.24972    $15.96932            0
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.05442    $14.81166        3,898
    01/01/2010 to 12/31/2010.........  $14.81166    $17.76396        7,953
    01/01/2011 to 12/31/2011.........  $17.76396    $13.89229        5,758
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 9.99059    $10.49444        1,178
    01/01/2010 to 12/31/2010.........  $10.49444    $10.69508        1,954
    01/01/2011 to 12/31/2011.........  $10.69508    $10.72658        5,664
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 9.98246    $11.06240      101,081
    01/01/2010 to 12/31/2010.........  $11.06240    $11.68833      171,292
    01/01/2011 to 12/31/2011.........  $11.68833    $11.82955      160,163
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.02102    $11.61945      135,200
    01/01/2010 to 12/31/2010.........  $11.61945    $12.60207      156,336
    01/01/2011 to 12/31/2011.........  $12.60207    $12.48452      181,320
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.01833    $10.06597            0
 AST QMA US EQUITY ALPHA PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.07719    $12.82018          573
    01/01/2010 to 12/31/2010.........  $12.82018    $14.46757        3,228
    01/01/2011 to 12/31/2011.........  $14.46757    $14.68191        1,794
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99841    $ 8.88392            0
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.08085    $12.39836       56,249
    01/01/2010 to 12/31/2010.........  $12.39836    $13.59785       90,661
    01/01/2011 to 12/31/2011.........  $13.59785    $12.88722       59,400
 AST SMALL-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.00835    $13.14833            0
    01/01/2010 to 12/31/2010.........  $13.14833    $17.59375            0
    01/01/2011 to 12/31/2011.........  $17.59375    $17.08879            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST SMALL-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 9.97563    $12.95541            0
    01/01/2010 to 12/31/2010.........  $12.95541    $16.01106          732
    01/01/2011 to 12/31/2011.........  $16.01106    $14.76666        1,110
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.03838    $12.15888      155,062
    01/01/2010 to 12/31/2010.........  $12.15888    $13.30202      171,666
    01/01/2011 to 12/31/2011.........  $13.30202    $13.30691      139,092
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.10014    $12.91774        5,580
    01/01/2010 to 12/31/2010.........  $12.91774    $14.34884        6,842
    01/01/2011 to 12/31/2011.........  $14.34884    $13.84402        4,793
 AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.01739    $11.11682        2,027
    01/01/2010 to 12/31/2010.........  $11.11682    $11.53051        5,017
    01/01/2011 to 12/31/2011.........  $11.53051    $11.77677        4,249
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 9.98699    $13.17447        8,187
    01/01/2010 to 12/31/2010.........  $13.17447    $14.96577        9,415
    01/01/2011 to 12/31/2011.........  $14.96577    $14.43104        8,226
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.30108    $13.76951       13,807
    01/01/2010 to 12/31/2010.........  $13.76951    $16.26883       22,069
    01/01/2011 to 12/31/2011.........  $16.26883    $13.57744       25,322
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
 FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009.........  $10.06178    $12.77693            0
    01/01/2010 to 12/31/2010.........  $12.77693    $14.36696            0
    01/01/2011 to 12/31/2011.........  $14.36696    $13.60557        3,701
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    05/01/2009 to 12/31/2009.........  $ 9.98914    $10.76877       26,254
    01/01/2010 to 12/31/2010.........  $10.76877    $11.38650       56,860
    01/01/2011 to 12/31/2011.........  $11.38650    $11.84188       47,193
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    05/01/2009 to 12/31/2009.........  $10.07065    $12.83927       87,129
    01/01/2010 to 12/31/2010.........  $12.83927    $13.88351      139,902
    01/01/2011 to 12/31/2011.........  $13.88351    $13.39083       82,039

*  Denotes the start date of these sub-accounts

                               PREMIER X SERIES

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                      STATEMENT OF ADDITIONAL INFORMATION

 ACCUMULATION UNIT VALUES: LIFETIME FIVE INCOME BENEFIT, OR HDLT5 ONLY HAV AND
                        HD GRO OR HD GRO 60 BPS (2.15%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.38880    $10.95680       984,985
   01/01/2007 to 12/31/2007...........  $10.95680    $11.71266     2,558,143
   01/01/2008 to 12/31/2008...........  $11.71266    $ 7.81625     2,684,150
   01/01/2009 to 12/31/2009...........  $ 7.81625    $ 9.51550     2,585,673
   01/01/2010 to 12/31/2010...........  $ 9.51550    $10.42979     2,528,955
   01/01/2011 to 12/31/2011...........  $10.42979    $ 9.93908     2,381,304
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.14338    $10.62093       101,351
   01/01/2007 to 12/31/2007...........  $10.62093    $11.38468       323,329
   01/01/2008 to 12/31/2008...........  $11.38468    $ 7.82320       411,881
   01/01/2009 to 12/31/2009...........  $ 7.82320    $ 9.66501       405,643
   01/01/2010 to 12/31/2010...........  $ 9.66501    $10.75845       408,031
   01/01/2011 to 12/31/2011...........  $10.75845    $10.54414       447,743
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.69604    $11.77553             0
   01/01/2007 to 12/31/2007...........  $11.77553    $11.51406             0
   01/01/2008 to 12/31/2008...........  $11.51406    $ 7.35512             0
   01/01/2009 to 12/31/2009...........  $ 7.35512    $ 8.48006           955
   01/01/2010 to 12/31/2010...........  $ 8.48006    $ 9.45099         1,463
   01/01/2011 to 12/31/2011...........  $ 9.45099    $ 9.58274           297
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.33925    $10.84933       262,072
   01/01/2007 to 12/31/2007...........  $10.84933    $11.58366       863,900
   01/01/2008 to 12/31/2008...........  $11.58366    $ 8.08498     1,124,426
   01/01/2009 to 12/31/2009...........  $ 8.08498    $ 9.75872     1,177,713
   01/01/2010 to 12/31/2010...........  $ 9.75872    $10.72990     1,117,527
   01/01/2011 to 12/31/2011...........  $10.72990    $10.37669       992,099

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99767    $ 9.13787         2,049
AST BLACKROCK VALUE PORTFOLIO
FORMERLY, AST VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.52053    $12.71928             0
   01/01/2007 to 12/31/2007...........  $12.71928    $12.59690             0
   01/01/2008 to 12/31/2008...........  $12.59690    $ 7.73169             0
   01/01/2009 to 12/31/2009...........  $ 7.73169    $ 8.95107             0
   01/01/2010 to 12/31/2010...........  $ 8.95107    $ 9.85304             0
   01/01/2011 to 12/31/2011...........  $ 9.85304    $ 9.59855             0
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........  $ 9.99883    $ 9.34895             0
   01/01/2010 to 12/31/2010...........  $ 9.34895    $10.12019             0
   01/01/2011 to 12/31/2011...........  $10.12019    $10.86255             0
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008..........  $ 9.99826    $12.00012         3,347
   01/01/2009 to 12/31/2009...........  $12.00012    $11.03670        16,371
   01/01/2010 to 12/31/2010...........  $11.03670    $12.01294        17,593
   01/01/2011 to 12/31/2011...........  $12.01294    $13.35765             0
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008..........  $ 9.99826    $12.06868           467
   01/01/2009 to 12/31/2009...........  $12.06868    $10.90486         1,719
   01/01/2010 to 12/31/2010...........  $10.90486    $11.88816             0
   01/01/2011 to 12/31/2011...........  $11.88816    $13.49739             0
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........  $ 9.99883    $ 8.76162             0
   01/01/2010 to 12/31/2010...........  $ 8.76162    $ 9.59316        86,467
   01/01/2011 to 12/31/2011...........  $ 9.59316    $11.14555         3,629
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99767    $10.97418        34,183
   01/01/2011 to 12/31/2011...........  $10.97418    $12.92454       171,247
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99825    $11.98335        55,970
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.50780    $11.13289       689,026
   01/01/2007 to 12/31/2007...........  $11.13289    $11.95767     1,592,316
   01/01/2008 to 12/31/2008...........  $11.95767    $ 7.61582     1,859,769
   01/01/2009 to 12/31/2009...........  $ 7.61582    $ 9.34393     1,812,334
   01/01/2010 to 12/31/2010...........  $ 9.34393    $10.37074     1,767,556
   01/01/2011 to 12/31/2011...........  $10.37074    $ 9.90639     1,650,713

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09915    $ 6.67683       18,437
   01/01/2009 to 12/31/2009...........  $ 6.67683    $ 8.29136       20,543
   01/01/2010 to 12/31/2010...........  $ 8.29136    $ 9.28112       29,681
   01/01/2011 to 12/31/2011...........  $ 9.28112    $ 8.86895       29,614
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08097    $ 7.32380       22,171
   01/01/2009 to 12/31/2009...........  $ 7.32380    $ 8.84650       36,583
   01/01/2010 to 12/31/2010...........  $ 8.84650    $ 9.69251       46,112
   01/01/2011 to 12/31/2011...........  $ 9.69251    $ 9.31643       36,265
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $13.11328    $16.02423            0
   01/01/2007 to 12/31/2007...........  $16.02423    $12.55783            0
   01/01/2008 to 12/31/2008...........  $12.55783    $ 7.98401            0
   01/01/2009 to 12/31/2009...........  $ 7.98401    $10.31138            0
   01/01/2010 to 12/31/2010...........  $10.31138    $12.99078          504
   01/01/2011 to 12/31/2011...........  $12.99078    $13.55593           73
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.22169    $11.71792            0
   01/01/2007 to 12/31/2007...........  $11.71792    $ 9.43198            0
   01/01/2008 to 07/18/2008...........  $ 9.43198    $ 8.61999            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.16315    $12.06616            0
   01/01/2007 to 12/31/2007...........  $12.06616    $13.13512            0
   01/01/2008 to 12/31/2008...........  $13.13512    $ 7.18873            0
   01/01/2009 to 12/31/2009...........  $ 7.18873    $ 9.33599            0
   01/01/2010 to 12/31/2010...........  $ 9.33599    $12.11421          313
   01/01/2011 to 12/31/2011...........  $12.11421    $10.30454        1,070
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10348    $ 7.48354       14,194
   01/01/2009 to 12/31/2009...........  $ 7.48354    $ 8.88137       16,736
   01/01/2010 to 12/31/2010...........  $ 8.88137    $ 9.85295       18,386
   01/01/2011 to 12/31/2011...........  $ 9.85295    $ 9.40740       21,314
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.04361    $10.54213       84,281
   01/01/2007 to 12/31/2007...........  $10.54213    $11.20213      325,977
   01/01/2008 to 12/31/2008...........  $11.20213    $ 7.18420      338,203
   01/01/2009 to 12/31/2009...........  $ 7.18420    $ 8.71044      405,249
   01/01/2010 to 12/31/2010...........  $ 8.71044    $ 9.75195      412,281
   01/01/2011 to 12/31/2011...........  $ 9.75195    $ 9.40336      379,639

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.16332    $10.44382       71,321
   01/01/2007 to 12/31/2007...........  $10.44382    $11.39013      217,263
   01/01/2008 to 12/31/2008...........  $11.39013    $ 6.61081      279,112
   01/01/2009 to 12/31/2009...........  $ 6.61081    $ 8.15269      320,913
   01/01/2010 to 12/31/2010...........  $ 8.15269    $ 9.49915      335,516
   01/01/2011 to 12/31/2011...........  $ 9.49915    $ 8.72164      289,364
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99826    $ 7.45733        5,874
   01/01/2009 to 11/13/2009...........  $ 7.45733    $ 8.30710            0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17493    $ 6.10058          641
   01/01/2009 to 12/31/2009...........  $ 6.10058    $ 8.06833        1,402
   01/01/2010 to 12/31/2010...........  $ 8.06833    $ 9.49404        1,184
   01/01/2011 to 12/31/2011...........  $ 9.49404    $ 8.82617          566
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.21585    $11.54033            0
   01/01/2007 to 12/31/2007...........  $11.54033    $12.87688            0
   01/01/2008 to 12/31/2008...........  $12.87688    $ 7.52930            0
   01/01/2009 to 12/31/2009...........  $ 7.52930    $11.01183            0
   01/01/2010 to 12/31/2010...........  $11.01183    $11.88909          209
   01/01/2011 to 12/31/2011...........  $11.88909    $11.17858            0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.62847    $11.74026            0
   01/01/2007 to 12/31/2007...........  $11.74026    $12.08115            0
   01/01/2008 to 12/31/2008...........  $12.08115    $ 7.01424            0
   01/01/2009 to 12/31/2009...........  $ 7.01424    $ 8.18418            0
   01/01/2010 to 12/31/2010...........  $ 8.18418    $ 9.04440            0
   01/01/2011 to 12/31/2011...........  $ 9.04440    $ 8.36561            0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.09667    $10.96352            0
   01/01/2007 to 12/31/2007...........  $10.96352    $12.80795            0
   01/01/2008 to 12/31/2008...........  $12.80795    $ 7.42328            0
   01/01/2009 to 12/31/2009...........  $ 7.42328    $11.41627          427
   01/01/2010 to 12/31/2010...........  $11.41627    $13.39182        1,187
   01/01/2011 to 12/31/2011...........  $13.39182    $12.71994          263
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03314    $ 7.62336        1,306
   01/01/2009 to 12/31/2009...........  $ 7.62336    $ 9.46659        1,076
   01/01/2010 to 12/31/2010...........  $ 9.46659    $11.74810          465
   01/01/2011 to 12/31/2011...........  $11.74810    $11.65091          456

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST HIGH YIELD PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.06856    $10.60878            0
   01/01/2007 to 12/31/2007...........  $10.60878    $10.64201            0
   01/01/2008 to 12/31/2008...........  $10.64201    $ 7.75677            0
   01/01/2009 to 12/31/2009...........  $ 7.75677    $10.29318          904
   01/01/2010 to 12/31/2010...........  $10.29318    $11.43698        4,162
   01/01/2011 to 12/31/2011...........  $11.43698    $11.55188        2,408
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11166    $ 7.11750       10,115
   01/01/2009 to 12/31/2009...........  $ 7.11750    $ 8.82580       12,012
   01/01/2010 to 12/31/2010...........  $ 8.82580    $ 9.83405       15,656
   01/01/2011 to 12/31/2011...........  $ 9.83405    $ 9.57260       14,436
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08915    $ 7.59217       40,561
   01/01/2009 to 12/31/2009...........  $ 7.59217    $ 9.17026       43,949
   01/01/2010 to 12/31/2010...........  $ 9.17026    $10.01855       36,638
   01/01/2011 to 12/31/2011...........  $10.01855    $ 9.75834       33,986
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99177    $10.57369            0
   01/01/2007 to 12/31/2007...........  $10.57369    $12.32194            0
   01/01/2008 to 12/31/2008...........  $12.32194    $ 6.00307            0
   01/01/2009 to 12/31/2009...........  $ 6.00307    $ 7.95060            0
   01/01/2010 to 12/31/2010...........  $ 7.95060    $ 8.91178            0
   01/01/2011 to 12/31/2011...........  $ 8.91178    $ 7.59690            0
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2006* to 12/31/2006..........  $10.00992    $10.83593            0
   01/01/2007 to 12/31/2007...........  $10.83593    $12.49528            0
   01/01/2008 to 12/31/2008...........  $12.49528    $ 6.84949          838
   01/01/2009 to 12/31/2009...........  $ 6.84949    $ 8.75042          691
   01/01/2010 to 12/31/2010...........  $ 8.75042    $ 9.51572          263
   01/01/2011 to 12/31/2011...........  $ 9.51572    $ 8.14664          293
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.92161    $11.51373            0
   01/01/2007 to 12/31/2007...........  $11.51373    $11.48901       21,027
   01/01/2008 to 12/31/2008...........  $11.48901    $ 9.26576      216,934
   01/01/2009 to 12/31/2009...........  $ 9.26576    $11.06807      252,584
   01/01/2010 to 12/31/2010...........  $11.06807    $11.62819      210,165
   01/01/2011 to 12/31/2011...........  $11.62819    $11.41042      208,542
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08364    $10.28433            0
   01/01/2010 to 12/31/2010...........  $10.28433    $11.20726            0
   01/01/2011 to 12/31/2011...........  $11.20726    $11.04434            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14502    $10.29414           0
   01/01/2010 to 12/31/2010...........  $10.29414    $11.46057           0
   01/01/2011 to 12/31/2011...........  $11.46057    $10.56090           0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.08901    $12.75684           0
   01/01/2007 to 12/31/2007...........  $12.75684    $13.66576           0
   01/01/2008 to 12/31/2008...........  $13.66576    $ 7.84189           0
   01/01/2009 to 12/31/2009...........  $ 7.84189    $10.43150       1,337
   01/01/2010 to 12/31/2010...........  $10.43150    $10.94417       1,763
   01/01/2011 to 12/31/2011...........  $10.94417    $ 9.73366         529
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.06145    $12.19503           0
   01/01/2007 to 12/31/2007...........  $12.19503    $11.58035           0
   01/01/2008 to 12/31/2008...........  $11.58035    $ 6.63284           0
   01/01/2009 to 12/31/2009...........  $ 6.63284    $ 7.75509           0
   01/01/2010 to 12/31/2010...........  $ 7.75509    $ 8.59095           0
   01/01/2011 to 12/31/2011...........  $ 8.59095    $ 8.05852           0
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.19371    $10.65342           0
   01/01/2007 to 12/31/2007...........  $10.65342    $11.06283           0
   01/01/2008 to 12/31/2008...........  $11.06283    $ 8.31161           0
   01/01/2009 to 12/31/2009...........  $ 8.31161    $10.95231           0
   01/01/2010 to 12/31/2010...........  $10.95231    $12.16009       5,465
   01/01/2011 to 12/31/2011...........  $12.16009    $13.11538       1,712
AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.13415    $11.40202           0
   01/01/2007 to 12/31/2007...........  $11.40202    $12.83108           0
   01/01/2008 to 12/31/2008...........  $12.83108    $ 7.07655           0
   01/01/2009 to 12/31/2009...........  $ 7.07655    $ 8.98924         599
   01/01/2010 to 12/31/2010...........  $ 8.98924    $10.53837         861
   01/01/2011 to 12/31/2011...........  $10.53837    $10.22269         345
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.42528    $12.70063           0
   01/01/2007 to 12/31/2007...........  $12.70063    $13.60069           0
   01/01/2008 to 12/31/2008...........  $13.60069    $ 8.78861           0
   01/01/2009 to 12/31/2009...........  $ 8.78861    $11.31440           0
   01/01/2010 to 12/31/2010...........  $11.31440    $12.41066         197
   01/01/2011 to 12/31/2011...........  $12.41066    $11.76918           0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MFS GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.03769    $11.50591            0
   01/01/2007 to 12/31/2007...........  $11.50591    $12.96421            0
   01/01/2008 to 12/31/2008...........  $12.96421    $ 8.08374            0
   01/01/2009 to 12/31/2009...........  $ 8.08374    $ 9.83697            0
   01/01/2010 to 12/31/2010...........  $ 9.83697    $10.86121            0
   01/01/2011 to 12/31/2011...........  $10.86121    $10.56972            0
AST MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.04019    $11.53375            0
   01/01/2007 to 12/31/2007...........  $11.53375    $11.60037            0
   01/01/2008 to 12/31/2008...........  $11.60037    $ 7.02641          840
   01/01/2009 to 12/31/2009...........  $ 7.02641    $ 9.55328          692
   01/01/2010 to 12/31/2010...........  $ 9.55328    $11.56022          263
   01/01/2011 to 12/31/2011...........  $11.56022    $10.92663          293
AST MONEY MARKET PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99943    $10.17783            0
   01/01/2007 to 12/31/2007...........  $10.17783    $10.45102            0
   01/01/2008 to 12/31/2008...........  $10.45102    $10.48777        4,603
   01/01/2009 to 12/31/2009...........  $10.48777    $10.29201       14,531
   01/01/2010 to 12/31/2010...........  $10.29201    $10.07791        1,709
   01/01/2011 to 12/31/2011...........  $10.07791    $ 9.86837        3,458
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.64597    $11.75586            0
   01/01/2007 to 12/31/2007...........  $11.75586    $11.87182            0
   01/01/2008 to 12/31/2008...........  $11.87182    $ 6.71043            0
   01/01/2009 to 12/31/2009...........  $ 6.71043    $ 9.23915            0
   01/01/2010 to 12/31/2010...........  $ 9.23915    $11.16454          372
   01/01/2011 to 12/31/2011...........  $11.16454    $10.65842            0
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02816    $10.06271            0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.35009    $12.60819            0
   01/01/2007 to 12/31/2007...........  $12.60819    $15.08190            0
   01/01/2008 to 12/31/2008...........  $15.08190    $ 8.38847          467
   01/01/2009 to 12/31/2009...........  $ 8.38847    $10.65813          594
   01/01/2010 to 12/31/2010...........  $10.65813    $13.42615        1,491
   01/01/2011 to 12/31/2011...........  $13.42615    $13.36567          609
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.48889    $10.83586            0
   01/01/2007 to 12/31/2007...........  $10.83586    $12.59164            0
   01/01/2008 to 12/31/2008...........  $12.59164    $ 7.08274        2,719
   01/01/2009 to 12/31/2009...........  $ 7.08274    $ 8.49810        2,423
   01/01/2010 to 12/31/2010...........  $ 8.49810    $10.00545        1,808
   01/01/2011 to 04/29/2011...........  $10.00545    $11.20572            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10100    $ 5.56220            0
   01/01/2009 to 12/31/2009...........  $ 5.56220    $ 9.06699          475
   01/01/2010 to 12/31/2010...........  $ 9.06699    $10.85299        1,391
   01/01/2011 to 12/31/2011...........  $10.85299    $ 8.47100          321
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.02208    $10.18235            0
   01/01/2007 to 12/31/2007...........  $10.18235    $10.64459            0
   01/01/2008 to 12/31/2008...........  $10.64459    $10.53674            0
   01/01/2009 to 12/31/2009...........  $10.53674    $11.37025            0
   01/01/2010 to 12/31/2010...........  $11.37025    $11.56490        5,769
   01/01/2011 to 12/31/2011...........  $11.56490    $11.57644        2,885
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.97090    $10.27161            0
   01/01/2007 to 12/31/2007...........  $10.27161    $10.88965            0
   01/01/2008 to 12/31/2008...........  $10.88965    $10.41948            0
   01/01/2009 to 12/31/2009...........  $10.41948    $11.88583        3,056
   01/01/2010 to 12/31/2010...........  $11.88583    $12.53367       11,998
   01/01/2011 to 12/31/2011...........  $12.53367    $12.66037        4,729
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.19055    $10.60497       25,035
   01/01/2007 to 12/31/2007...........  $10.60497    $11.28575      157,176
   01/01/2008 to 12/31/2008...........  $11.28575    $ 8.89526      403,095
   01/01/2009 to 12/31/2009...........  $ 8.89526    $10.45297      454,267
   01/01/2010 to 12/31/2010...........  $10.45297    $11.31482      415,615
   01/01/2011 to 12/31/2011...........  $11.31482    $11.18744      376,199
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01817    $10.06259            0
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.62248    $11.42056            0
   01/01/2007 to 12/31/2007...........  $11.42056    $11.41173            0
   01/01/2008 to 12/31/2008...........  $11.41173    $ 6.84612            0
   01/01/2009 to 12/31/2009...........  $ 6.84612    $ 8.16461            0
   01/01/2010 to 12/31/2010...........  $ 8.16461    $ 9.19572          623
   01/01/2011 to 12/31/2011...........  $ 9.19572    $ 9.31379            0
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99825    $ 8.87224            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.45139    $11.03272            0
   01/01/2007 to 12/31/2007...........  $11.03272    $11.76249       18,528
   01/01/2008 to 12/31/2008...........  $11.76249    $ 8.03826       28,174
   01/01/2009 to 12/31/2009...........  $ 8.03826    $10.02627       46,245
   01/01/2010 to 12/31/2010...........  $10.02627    $10.97475       47,685
   01/01/2011 to 12/31/2011...........  $10.97475    $10.38093       45,287
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.90474    $ 9.88267            0
   01/01/2007 to 12/31/2007...........  $ 9.88267    $10.36529            0
   01/01/2008 to 12/31/2008...........  $10.36529    $ 6.59557            0
   01/01/2009 to 12/31/2009...........  $ 6.59557    $ 8.64603          263
   01/01/2010 to 12/31/2010...........  $ 8.64603    $11.54673          207
   01/01/2011 to 12/31/2011...........  $11.54673    $11.19338           82
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.93965    $12.46359            0
   01/01/2007 to 12/31/2007...........  $12.46359    $11.51553            0
   01/01/2008 to 12/31/2008...........  $11.51553    $ 7.92294            0
   01/01/2009 to 12/31/2009...........  $ 7.92294    $ 9.85035          229
   01/01/2010 to 12/31/2010...........  $ 9.85035    $12.14978          417
   01/01/2011 to 12/31/2011...........  $12.14978    $11.18351           71
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.68518    $11.35981            0
   01/01/2007 to 12/31/2007...........  $11.35981    $11.82256      161,875
   01/01/2008 to 12/31/2008...........  $11.82256    $ 8.57089      173,887
   01/01/2009 to 12/31/2009...........  $ 8.57089    $10.41585      227,995
   01/01/2010 to 12/31/2010...........  $10.41585    $11.37298      263,450
   01/01/2011 to 12/31/2011...........  $11.37298    $11.35486      257,883
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.00032    $12.20210            0
   01/01/2007 to 12/31/2007...........  $12.20210    $11.51791            0
   01/01/2008 to 12/31/2008...........  $11.51791    $ 6.55256            0
   01/01/2009 to 12/31/2009...........  $ 6.55256    $ 7.94114          675
   01/01/2010 to 12/31/2010...........  $ 7.94114    $ 8.80362          945
   01/01/2011 to 12/31/2011...........  $ 8.80362    $ 8.47732          314
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.52835    $ 9.79265            0
   01/01/2007 to 12/31/2007...........  $ 9.79265    $10.51014            0
   01/01/2008 to 12/31/2008...........  $10.51014    $10.03832            0
   01/01/2009 to 12/31/2009...........  $10.03832    $11.01755        1,252
   01/01/2010 to 12/31/2010...........  $11.01755    $11.40516        5,304
   01/01/2011 to 12/31/2011...........  $11.40516    $11.62600        2,357

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.93977    $10.43471            0
   01/01/2007 to 12/31/2007...........  $10.43471    $11.05504            0
   01/01/2008 to 12/31/2008...........  $11.05504    $ 6.43180            0
   01/01/2009 to 12/31/2009...........  $ 6.43180    $ 9.65708            0
   01/01/2010 to 12/31/2010...........  $ 9.65708    $10.94866            0
   01/01/2011 to 12/31/2011...........  $10.94866    $10.53687            0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $13.73591    $13.26331            0
   01/01/2007 to 12/31/2007...........  $13.26331    $18.24214            0
   01/01/2008 to 12/31/2008...........  $18.24214    $ 8.93123            0
   01/01/2009 to 12/31/2009...........  $ 8.93123    $13.05802          414
   01/01/2010 to 12/31/2010...........  $13.05802    $15.39811        1,941
   01/01/2011 to 12/31/2011...........  $15.39811    $12.82550          854
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.62670    $11.31844            0
   01/01/2007 to 12/31/2007...........  $11.31844    $12.13812            0
   01/01/2008 to 12/31/2008...........  $12.13812    $ 6.85286        6,145
   01/01/2009 to 12/31/2009...........  $ 6.85286    $ 8.61586        6,280
   01/01/2010 to 12/31/2010...........  $ 8.61586    $ 9.66907        4,063
   01/01/2011 to 12/31/2011...........  $ 9.66907    $ 9.13871        5,089
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99825    $ 9.97382            0
   01/01/2008 to 12/31/2008...........  $ 9.97382    $ 9.25507            0
   01/01/2009 to 12/31/2009...........  $ 9.25507    $10.11398            0
   01/01/2010 to 12/31/2010...........  $10.11398    $10.67324        5,081
   01/01/2011 to 12/31/2011...........  $10.67324    $11.07849        3,621
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07798    $ 6.62220       24,606
   01/01/2009 to 12/31/2009...........  $ 6.62220    $ 8.43190       32,302
   01/01/2010 to 12/31/2010...........  $ 8.43190    $ 9.09971       46,682
   01/01/2011 to 12/31/2011...........  $ 9.09971    $ 8.75962       40,420

*  Denotes the start date of these sub-accounts

                               PREMIER X SERIES

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                      STATEMENT OF ADDITIONAL INFORMATION

  ACCUMULATION UNIT VALUES: SPOUSAL LIFETIME FIVE INCOME BENEFIT ONLY (2.30%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.38254    $10.93964      135,746
    01/01/2007 to 12/31/2007.........  $10.93964    $11.67705      391,450
    01/01/2008 to 12/31/2008.........  $11.67705    $ 7.78101      400,452
    01/01/2009 to 12/31/2009.........  $ 7.78101    $ 9.45889      386,144
    01/01/2010 to 12/31/2010.........  $ 9.45889    $10.35258      365,884
    01/01/2011 to 12/31/2011.........  $10.35258    $ 9.85110      349,067
 AST ADVANCED STRATEGIES PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.14153    $10.60866       17,857
    01/01/2007 to 12/31/2007.........  $10.60866    $11.35477       69,843
    01/01/2008 to 12/31/2008.........  $11.35477    $ 7.79118       47,145
    01/01/2009 to 12/31/2009.........  $ 7.79118    $ 9.61143       48,328
    01/01/2010 to 12/31/2010.........  $ 9.61143    $10.68319       51,361
    01/01/2011 to 12/31/2011.........  $10.68319    $10.45514       51,573
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.67819    $11.74441            0
    01/01/2007 to 12/31/2007.........  $11.74441    $11.46666            0
    01/01/2008 to 12/31/2008.........  $11.46666    $ 7.31404            0
    01/01/2009 to 12/31/2009.........  $ 7.31404    $ 8.42035            0
    01/01/2010 to 12/31/2010.........  $ 8.42035    $ 9.37086            0
    01/01/2011 to 12/31/2011.........  $ 9.37086    $ 9.48765            0
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.33300    $10.83221       48,426
    01/01/2007 to 12/31/2007.........  $10.83221    $11.54845      171,214
    01/01/2008 to 12/31/2008.........  $11.54845    $ 8.04854      213,105
    01/01/2009 to 12/31/2009.........  $ 8.04854    $ 9.70059      237,061
    01/01/2010 to 12/31/2010.........  $ 9.70059    $10.65023      244,246
    01/01/2011 to 12/31/2011.........  $10.65023    $10.28464      234,903

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99751    $ 9.12885            0
 AST BLACKROCK VALUE PORTFOLIO
 FORMERLY, AST VALUE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.50126    $12.68570            0
    01/01/2007 to 12/31/2007.........  $12.68570    $12.54510            0
    01/01/2008 to 12/31/2008.........  $12.54510    $ 7.68854            0
    01/01/2009 to 12/31/2009.........  $ 7.68854    $ 8.88795            0
    01/01/2010 to 12/31/2010.........  $ 8.88795    $ 9.76915            0
    01/01/2011 to 12/31/2011.........  $ 9.76915    $ 9.50286            0
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.50138    $11.11514      128,166
    01/01/2007 to 12/31/2007.........  $11.11514    $11.92105      417,634
    01/01/2008 to 12/31/2008.........  $11.92105    $ 7.58135      457,337
    01/01/2009 to 12/31/2009.........  $ 7.58135    $ 9.28814      451,348
    01/01/2010 to 12/31/2010.........  $ 9.28814    $10.29386      404,450
    01/01/2011 to 12/31/2011.........  $10.29386    $ 9.81857      378,795
 AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.09911    $ 6.67029            0
    01/01/2009 to 12/31/2009.........  $ 6.67029    $ 8.27102            0
    01/01/2010 to 12/31/2010.........  $ 8.27102    $ 9.24479            0
    01/01/2011 to 12/31/2011.........  $ 9.24479    $ 8.82135            0
 AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08093    $ 7.31661            0
    01/01/2009 to 12/31/2009.........  $ 7.31661    $ 8.82485            0
    01/01/2010 to 12/31/2010.........  $ 8.82485    $ 9.65463            0
    01/01/2011 to 12/31/2011.........  $ 9.65463    $ 9.26641          906
 AST COHEN & STEERS REALTY PORTFOLIO
    05/01/2006 to 12/31/2006.........  $13.09141    $15.98198            0
    01/01/2007 to 12/31/2007.........  $15.98198    $12.50625            0
    01/01/2008 to 12/31/2008.........  $12.50625    $ 7.93961            0
    01/01/2009 to 12/31/2009.........  $ 7.93961    $10.23905            0
    01/01/2010 to 12/31/2010.........  $10.23905    $12.88076            0
    01/01/2011 to 12/31/2011.........  $12.88076    $13.42144            0
 AST DEAM SMALL-CAP VALUE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.20289    $11.68686            0
    01/01/2007 to 12/31/2007.........  $11.68686    $ 9.39302            0
    01/01/2008 to 07/18/2008.........  $ 9.39302    $ 8.57750            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $12.14275    $12.03427            0
    01/01/2007 to 12/31/2007.........  $12.03427    $13.08104            0
    01/01/2008 to 12/31/2008.........  $13.08104    $ 7.14856            0
    01/01/2009 to 12/31/2009.........  $ 7.14856    $ 9.27013            0
    01/01/2010 to 12/31/2010.........  $ 9.27013    $12.01118            0
    01/01/2011 to 12/31/2011.........  $12.01118    $10.20193            0
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.10344    $ 7.47620            0
    01/01/2009 to 12/31/2009.........  $ 7.47620    $ 8.85972            0
    01/01/2010 to 12/31/2010.........  $ 8.85972    $ 9.81450            0
    01/01/2011 to 12/31/2011.........  $ 9.81450    $ 9.35692            0
 AST FIRST TRUST BALANCED TARGET PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.04179    $10.53003       18,627
    01/01/2007 to 12/31/2007.........  $10.53003    $11.17279       75,804
    01/01/2008 to 12/31/2008.........  $11.17279    $ 7.15487       96,940
    01/01/2009 to 12/31/2009.........  $ 7.15487    $ 8.66215       92,702
    01/01/2010 to 12/31/2010.........  $ 8.66215    $ 9.68378       89,678
    01/01/2011 to 12/31/2011.........  $ 9.68378    $ 9.32398       82,557
 AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.16144    $10.43165        8,017
    01/01/2007 to 12/31/2007.........  $10.43165    $11.36002       35,459
    01/01/2008 to 12/31/2008.........  $11.36002    $ 6.58367       42,522
    01/01/2009 to 12/31/2009.........  $ 6.58367    $ 8.10732       45,017
    01/01/2010 to 12/31/2010.........  $ 8.10732    $ 9.43250       44,356
    01/01/2011 to 12/31/2011.........  $ 9.43250    $ 8.64767       43,054
 AST FOCUS FOUR PLUS PORTFOLIO
    07/21/2008* to 12/31/2008........  $ 9.99814    $ 7.45232            0
    01/01/2009 to 11/13/2009.........  $ 7.45232    $ 8.29100            0
 AST GLOBAL REAL ESTATE PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.17481    $ 6.09650            0
    01/01/2009 to 12/31/2009.........  $ 6.09650    $ 8.05116            0
    01/01/2010 to 12/31/2010.........  $ 8.05116    $ 9.46002            0
    01/01/2011 to 12/31/2011.........  $ 9.46002    $ 8.78163            0
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.19701    $11.50977            0
    01/01/2007 to 12/31/2007.........  $11.50977    $12.82386            0
    01/01/2008 to 12/31/2008.........  $12.82386    $ 7.48722            0
    01/01/2009 to 12/31/2009.........  $ 7.48722    $10.93431            0
    01/01/2010 to 12/31/2010.........  $10.93431    $11.78814            0
    01/01/2011 to 12/31/2011.........  $11.78814    $11.06745            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.61064    $11.70917           0
    01/01/2007 to 12/31/2007.........  $11.70917    $12.03143           0
    01/01/2008 to 12/31/2008.........  $12.03143    $ 6.97511           0
    01/01/2009 to 12/31/2009.........  $ 6.97511    $ 8.12654           0
    01/01/2010 to 12/31/2010.........  $ 8.12654    $ 8.96759           0
    01/01/2011 to 12/31/2011.........  $ 8.96759    $ 8.28237           0
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.07819    $10.93456           0
    01/01/2007 to 12/31/2007.........  $10.93456    $12.75534           0
    01/01/2008 to 12/31/2008.........  $12.75534    $ 7.38191           0
    01/01/2009 to 12/31/2009.........  $ 7.38191    $11.33587           0
    01/01/2010 to 12/31/2010.........  $11.33587    $13.27803           0
    01/01/2011 to 12/31/2011.........  $13.27803    $12.59342           0
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.03302    $ 7.61835           0
    01/01/2009 to 12/31/2009.........  $ 7.61835    $ 9.44641           0
    01/01/2010 to 12/31/2010.........  $ 9.44641    $11.70578           0
    01/01/2011 to 12/31/2011.........  $11.70578    $11.59196           0
 AST HIGH YIELD PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.05159    $10.58061           0
    01/01/2007 to 12/31/2007.........  $10.58061    $10.59817           0
    01/01/2008 to 12/31/2008.........  $10.59817    $ 7.71350           0
    01/01/2009 to 12/31/2009.........  $ 7.71350    $10.22092           0
    01/01/2010 to 12/31/2010.........  $10.22092    $11.33996           0
    01/01/2011 to 12/31/2011.........  $11.33996    $11.43711           0
 AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.11162    $ 7.11052           0
    01/01/2009 to 12/31/2009.........  $ 7.11052    $ 8.80420           0
    01/01/2010 to 12/31/2010.........  $ 8.80420    $ 9.79553           0
    01/01/2011 to 12/31/2011.........  $ 9.79553    $ 9.52105           0
 AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008........  $10.08911    $ 7.58468       1,612
    01/01/2009 to 12/31/2009.........  $ 7.58468    $ 9.14789       1,534
    01/01/2010 to 12/31/2010.........  $ 9.14789    $ 9.97940       1,458
    01/01/2011 to 12/31/2011.........  $ 9.97940    $ 9.70594       1,384
 AST INTERNATIONAL GROWTH PORTFOLIO
    05/01/2006* to 12/31/2006........  $ 9.99165    $10.56332           0
    01/01/2007 to 12/31/2007.........  $10.56332    $12.29178           0
    01/01/2008 to 12/31/2008.........  $12.29178    $ 5.97954           0
    01/01/2009 to 12/31/2009.........  $ 5.97954    $ 7.90775           0
    01/01/2010 to 12/31/2010.........  $ 7.90775    $ 8.85072           0
    01/01/2011 to 12/31/2011.........  $ 8.85072    $ 7.53378           0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST INTERNATIONAL VALUE PORTFOLIO
    05/01/2006* to 12/31/2006........  $10.00980    $10.82527            0
    01/01/2007 to 12/31/2007.........  $10.82527    $12.46444            0
    01/01/2008 to 12/31/2008.........  $12.46444    $ 6.82250            0
    01/01/2009 to 12/31/2009.........  $ 6.82250    $ 8.70312            0
    01/01/2010 to 12/31/2010.........  $ 8.70312    $ 9.45037            0
    01/01/2011 to 12/31/2011.........  $ 9.45037    $ 8.07874            0
 AST INVESTMENT GRADE BOND PORTFOLIO
    05/01/2009* to 12/31/2009........  $ 9.98124    $10.83253            0
    01/01/2010 to 12/31/2010.........  $10.83253    $11.73376            0
    01/01/2011 to 12/31/2011.........  $11.73376    $12.89793            0
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.90341    $11.48321            0
    01/01/2007 to 12/31/2007.........  $11.48321    $11.44173        3,770
    01/01/2008 to 12/31/2008.........  $11.44173    $ 9.21405       14,255
    01/01/2009 to 12/31/2009.........  $ 9.21405    $10.99024       16,985
    01/01/2010 to 12/31/2010.........  $10.99024    $11.52951       17,589
    01/01/2011 to 12/31/2011.........  $11.52951    $11.29693       14,288
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.08352    $10.28234            0
    01/01/2010 to 12/31/2010.........  $10.28234    $11.18859            0
    01/01/2011 to 12/31/2011.........  $11.18859    $11.00994            0
 AST JENNISON LARGE-CAP VALUE PORTFOLIO
    11/16/2009* to 12/31/2009........  $10.14490    $10.29213            0
    01/01/2010 to 12/31/2010.........  $10.29213    $11.44159            0
    01/01/2011 to 12/31/2011.........  $11.44159    $10.52792            0
 AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
    05/01/2006 to 12/31/2006.........  $12.06881    $12.72312            0
    01/01/2007 to 12/31/2007.........  $12.72312    $13.60959            0
    01/01/2008 to 12/31/2008.........  $13.60959    $ 7.79817            0
    01/01/2009 to 12/31/2009.........  $ 7.79817    $10.35804            0
    01/01/2010 to 12/31/2010.........  $10.35804    $10.85122            0
    01/01/2011 to 12/31/2011.........  $10.85122    $ 9.63698            0
 AST LARGE-CAP VALUE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.04291    $12.16274            0
    01/01/2007 to 12/31/2007.........  $12.16274    $11.53283            0
    01/01/2008 to 12/31/2008.........  $11.53283    $ 6.59589            0
    01/01/2009 to 12/31/2009.........  $ 6.59589    $ 7.70055            0
    01/01/2010 to 12/31/2010.........  $ 7.70055    $ 8.51795            0
    01/01/2011 to 12/31/2011.........  $ 8.51795    $ 7.97841            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
 FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.17666    $10.62529         0
    01/01/2007 to 12/31/2007.........  $10.62529    $11.01730         0
    01/01/2008 to 12/31/2008.........  $11.01730    $ 8.26531         0
    01/01/2009 to 12/31/2009.........  $ 8.26531    $10.87532         0
    01/01/2010 to 12/31/2010.........  $10.87532    $12.05706         0
    01/01/2011 to 12/31/2011.........  $12.05706    $12.98528         0
 AST MARSICO CAPITAL GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.11556    $11.37187         0
    01/01/2007 to 12/31/2007.........  $11.37187    $12.77831         0
    01/01/2008 to 12/31/2008.........  $12.77831    $ 7.03710         0
    01/01/2009 to 12/31/2009.........  $ 7.03710    $ 8.92597         0
    01/01/2010 to 12/31/2010.........  $ 8.92597    $10.44883         0
    01/01/2011 to 12/31/2011.........  $10.44883    $10.12099         0
 AST MFS GLOBAL EQUITY PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.40619    $12.66709         0
    01/01/2007 to 12/31/2007.........  $12.66709    $13.54490         0
    01/01/2008 to 12/31/2008.........  $13.54490    $ 8.73970         0
    01/01/2009 to 12/31/2009.........  $ 8.73970    $11.23486         0
    01/01/2010 to 12/31/2010.........  $11.23486    $12.30530         0
    01/01/2011 to 12/31/2011.........  $12.30530    $11.65219         0
 AST MFS GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.01921    $11.47554         0
    01/01/2007 to 12/31/2007.........  $11.47554    $12.91081         0
    01/01/2008 to 12/31/2008.........  $12.91081    $ 8.03870         0
    01/01/2009 to 12/31/2009.........  $ 8.03870    $ 9.76781         0
    01/01/2010 to 12/31/2010.........  $ 9.76781    $10.76895         0
    01/01/2011 to 12/31/2011.........  $10.76895    $10.46467         0
 AST MID-CAP VALUE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.02184    $11.50338         0
    01/01/2007 to 12/31/2007.........  $11.50338    $11.55277         0
    01/01/2008 to 12/31/2008.........  $11.55277    $ 6.98732         0
    01/01/2009 to 12/31/2009.........  $ 6.98732    $ 9.48619         0
    01/01/2010 to 12/31/2010.........  $ 9.48619    $11.46229         0
    01/01/2011 to 12/31/2011.........  $11.46229    $10.81819         0
 AST MONEY MARKET PORTFOLIO
    05/01/2006* to 12/31/2006........  $ 9.99931    $10.16774         0
    01/01/2007 to 12/31/2007.........  $10.16774    $10.42533         0
    01/01/2008 to 12/31/2008.........  $10.42533    $10.44662         0
    01/01/2009 to 12/31/2009.........  $10.44662    $10.23676         0
    01/01/2010 to 12/31/2010.........  $10.23676    $10.00912         0
    01/01/2011 to 12/31/2011.........  $10.00912    $ 9.78655         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.62655    $11.72486         0
    01/01/2007 to 12/31/2007.........  $11.72486    $11.82312         0
    01/01/2008 to 12/31/2008.........  $11.82312    $ 6.67312         0
    01/01/2009 to 12/31/2009.........  $ 6.67312    $ 9.17426         0
    01/01/2010 to 12/31/2010.........  $ 9.17426    $11.06988         0
    01/01/2011 to 12/31/2011.........  $11.06988    $10.55254         0
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.02804    $10.06016         0
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $12.32946    $12.57489         0
    01/01/2007 to 12/31/2007.........  $12.57489    $15.01983         0
    01/01/2008 to 12/31/2008.........  $15.01983    $ 8.34158         0
    01/01/2009 to 12/31/2009.........  $ 8.34158    $10.58299         0
    01/01/2010 to 12/31/2010.........  $10.58299    $13.31188         0
    01/01/2011 to 12/31/2011.........  $13.31188    $13.23245         0
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.46967    $10.80728         0
    01/01/2007 to 12/31/2007.........  $10.80728    $12.53991         0
    01/01/2008 to 12/31/2008.........  $12.53991    $ 7.04323         0
    01/01/2009 to 12/31/2009.........  $ 7.04323    $ 8.43830         0
    01/01/2010 to 12/31/2010.........  $ 8.43830    $ 9.92054         0
    01/01/2011 to 04/29/2011.........  $ 9.92054    $11.10530         0
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    07/21/2008* to 12/31/2008........  $10.10088    $ 5.55848         0
    01/01/2009 to 12/31/2009.........  $ 5.55848    $ 9.04757         0
    01/01/2010 to 12/31/2010.........  $ 9.04757    $10.81385         0
    01/01/2011 to 12/31/2011.........  $10.81385    $ 8.42811         0
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.00525    $10.15533         0
    01/01/2007 to 12/31/2007.........  $10.15533    $10.60065         0
    01/01/2008 to 12/31/2008.........  $10.60065    $10.47781         0
    01/01/2009 to 12/31/2009.........  $10.47781    $11.29002         0
    01/01/2010 to 12/31/2010.........  $11.29002    $11.46655         0
    01/01/2011 to 12/31/2011.........  $11.46655    $11.46118         0
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    05/01/2006* to 12/31/2006........  $ 9.97078    $10.26154         0
    01/01/2007 to 12/31/2007.........  $10.26154    $10.86301         0
    01/01/2008 to 12/31/2008.........  $10.86301    $10.37888         0
    01/01/2009 to 12/31/2009.........  $10.37888    $11.82223         0
    01/01/2010 to 12/31/2010.........  $11.82223    $12.44845         0
    01/01/2011 to 12/31/2011.........  $12.44845    $12.55575         0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.18438    $10.58832       16,431
    01/01/2007 to 12/31/2007.........  $10.58832    $11.25143       91,172
    01/01/2008 to 12/31/2008.........  $11.25143    $ 8.85527      114,769
    01/01/2009 to 12/31/2009.........  $ 8.85527    $10.39060      109,030
    01/01/2010 to 12/31/2010.........  $10.39060    $11.23093       96,319
    01/01/2011 to 12/31/2011.........  $11.23093    $11.08818       81,004
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.01805    $10.06005            0
 AST QMA US EQUITY ALPHA PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.60473    $11.39044            0
    01/01/2007 to 12/31/2007.........  $11.39044    $11.36487            0
    01/01/2008 to 12/31/2008.........  $11.36487    $ 6.80785            0
    01/01/2009 to 12/31/2009.........  $ 6.80785    $ 8.10701            0
    01/01/2010 to 12/31/2010.........  $ 8.10701    $ 9.11744            0
    01/01/2011 to 12/31/2011.........  $ 9.11744    $ 9.22101            0
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99813    $ 8.86352            0
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.43396    $11.00360            0
    01/01/2007 to 12/31/2007.........  $11.00360    $11.71424        7,414
    01/01/2008 to 12/31/2008.........  $11.71424    $ 7.99351       14,280
    01/01/2009 to 12/31/2009.........  $ 7.99351    $ 9.95586       13,838
    01/01/2010 to 12/31/2010.........  $ 9.95586    $10.88156       17,757
    01/01/2011 to 12/31/2011.........  $10.88156    $10.27765       18,705
 AST SMALL-CAP GROWTH PORTFOLIO
    05/01/2006* to 12/31/2006........  $ 9.90461    $ 9.87296            0
    01/01/2007 to 12/31/2007.........  $ 9.87296    $10.33994            0
    01/01/2008 to 12/31/2008.........  $10.33994    $ 6.56974            0
    01/01/2009 to 12/31/2009.........  $ 6.56974    $ 8.59961            0
    01/01/2010 to 12/31/2010.........  $ 8.59961    $11.46782            0
    01/01/2011 to 12/31/2011.........  $11.46782    $11.10068            0
 AST SMALL-CAP VALUE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $11.91975    $12.43066            0
    01/01/2007 to 12/31/2007.........  $12.43066    $11.46817            0
    01/01/2008 to 12/31/2008.........  $11.46817    $ 7.87877            0
    01/01/2009 to 12/31/2009.........  $ 7.87877    $ 9.78101            0
    01/01/2010 to 12/31/2010.........  $ 9.78101    $12.04659            0
    01/01/2011 to 12/31/2011.........  $12.04659    $11.07233            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.66736    $11.32989            0
    01/01/2007 to 12/31/2007.........  $11.32989    $11.77409       20,663
    01/01/2008 to 12/31/2008.........  $11.77409    $ 8.52312      118,316
    01/01/2009 to 12/31/2009.........  $ 8.52312    $10.34266      116,846
    01/01/2010 to 12/31/2010.........  $10.34266    $11.27647      113,717
    01/01/2011 to 12/31/2011.........  $11.27647    $11.24209      112,560
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.98195    $12.16986            0
    01/01/2007 to 12/31/2007.........  $12.16986    $11.47051            0
    01/01/2008 to 12/31/2008.........  $11.47051    $ 6.51593            0
    01/01/2009 to 12/31/2009.........  $ 6.51593    $ 7.88518            0
    01/01/2010 to 12/31/2010.........  $ 7.88518    $ 8.72888            0
    01/01/2011 to 12/31/2011.........  $ 8.72888    $ 8.39306            0
 AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
    05/01/2006 to 12/31/2006.........  $ 9.51240    $ 9.76680            0
    01/01/2007 to 12/31/2007.........  $ 9.76680    $10.46691            0
    01/01/2008 to 12/31/2008.........  $10.46691    $ 9.98246            0
    01/01/2009 to 12/31/2009.........  $ 9.98246    $10.94031            0
    01/01/2010 to 12/31/2010.........  $10.94031    $11.30855            0
    01/01/2011 to 12/31/2011.........  $11.30855    $11.51060            0
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    05/01/2006* to 12/31/2006........  $ 9.93965    $10.42445            0
    01/01/2007 to 12/31/2007.........  $10.42445    $11.02786            0
    01/01/2008 to 12/31/2008.........  $11.02786    $ 6.40651            0
    01/01/2009 to 12/31/2009.........  $ 6.40651    $ 9.60494            0
    01/01/2010 to 12/31/2010.........  $ 9.60494    $10.87354            0
    01/01/2011 to 12/31/2011.........  $10.87354    $10.44927            0
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    05/01/2006 to 12/31/2006.........  $13.71289    $13.22824            0
    01/01/2007 to 12/31/2007.........  $13.22824    $18.16705            0
    01/01/2008 to 12/31/2008.........  $18.16705    $ 8.88133            0
    01/01/2009 to 12/31/2009.........  $ 8.88133    $12.96586            0
    01/01/2010 to 12/31/2010.........  $12.96586    $15.26697            0
    01/01/2011 to 12/31/2011.........  $15.26697    $12.69771            0
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
 FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
    05/01/2006 to 12/31/2006.........  $10.62035    $11.30056            0
    01/01/2007 to 12/31/2007.........  $11.30056    $12.10105            0
    01/01/2008 to 12/31/2008.........  $12.10105    $ 6.82187            0
    01/01/2009 to 12/31/2009.........  $ 6.82187    $ 8.56459            0
    01/01/2010 to 12/31/2010.........  $ 8.56459    $ 9.59753            0
    01/01/2011 to 12/31/2011.........  $ 9.59753    $ 9.05781        1,875

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    11/19/2007* to 12/31/2007........  $ 9.99813    $ 9.97203           0
    01/01/2008 to 12/31/2008.........  $ 9.97203    $ 9.23980           0
    01/01/2009 to 12/31/2009.........  $ 9.23980    $10.08246           0
    01/01/2010 to 12/31/2010.........  $10.08246    $10.62443           0
    01/01/2011 to 12/31/2011.........  $10.62443    $11.01173           0
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    05/01/2008* to 12/31/2008........  $10.07794    $ 6.61569           0
    01/01/2009 to 12/31/2009.........  $ 6.61569    $ 8.41122           0
    01/01/2010 to 12/31/2010.........  $ 8.41122    $ 9.06421       1,778
    01/01/2011 to 12/31/2011.........  $ 9.06421    $ 8.71266       1,707

*  Denotes the start date of these sub-accounts

                               PREMIER X SERIES

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                      STATEMENT OF ADDITIONAL INFORMATION

 ACCUMULATION UNIT VALUES: LIFETIME FIVE INCOME BENEFIT, OR HDLT5 AND HIGHEST
       ANNIVERSARY VALUE DEATH BENEFIT OR HD GRO 60 BPS AND HAV (2.40%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.37838    $10.92810       454,465
   01/01/2007 to 12/31/2007...........  $10.92810    $11.65329       964,233
   01/01/2008 to 12/31/2008...........  $11.65329    $ 7.75760     1,072,366
   01/01/2009 to 12/31/2009...........  $ 7.75760    $ 9.42115     1,101,818
   01/01/2010 to 12/31/2010...........  $ 9.42115    $10.30116     1,032,569
   01/01/2011 to 12/31/2011...........  $10.30116    $ 9.79264       988,229
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.14034    $10.60042       153,760
   01/01/2007 to 12/31/2007...........  $10.60042    $11.33467       310,489
   01/01/2008 to 12/31/2008...........  $11.33467    $ 7.76986       321,275
   01/01/2009 to 12/31/2009...........  $ 7.76986    $ 9.57583       288,239
   01/01/2010 to 12/31/2010...........  $ 9.57583    $10.63329       291,769
   01/01/2011 to 12/31/2011...........  $10.63329    $10.39610       285,594
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.66616    $11.72362             0
   01/01/2007 to 12/31/2007...........  $11.72362    $11.43510             0
   01/01/2008 to 12/31/2008...........  $11.43510    $ 7.28684             0
   01/01/2009 to 12/31/2009...........  $ 7.28684    $ 8.38086             0
   01/01/2010 to 12/31/2010...........  $ 8.38086    $ 9.31788             0
   01/01/2011 to 12/31/2011...........  $ 9.31788    $ 9.42483             0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.32889    $10.82085       190,663
   01/01/2007 to 12/31/2007...........  $10.82085    $11.52494       459,333
   01/01/2008 to 12/31/2008...........  $11.52494    $ 8.02434       412,633
   01/01/2009 to 12/31/2009...........  $ 8.02434    $ 9.66193       413,446
   01/01/2010 to 12/31/2010...........  $ 9.66193    $10.59745       404,281
   01/01/2011 to 12/31/2011...........  $10.59745    $10.22361       362,653

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99740    $ 9.12279            0
AST BLACKROCK VALUE PORTFOLIO
FORMERLY, AST VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.48852    $12.66348            0
   01/01/2007 to 12/31/2007...........  $12.66348    $12.51083            0
   01/01/2008 to 12/31/2008...........  $12.51083    $ 7.65994            0
   01/01/2009 to 12/31/2009...........  $ 7.65994    $ 8.84617            0
   01/01/2010 to 12/31/2010...........  $ 8.84617    $ 9.71381            0
   01/01/2011 to 12/31/2011...........  $ 9.71381    $ 9.43980            0
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........  $ 9.99870    $ 9.32612            0
   01/01/2010 to 12/31/2010...........  $ 9.32612    $10.07081            0
   01/01/2011 to 12/31/2011...........  $10.07081    $10.78321            0
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008..........  $ 9.99806    $11.97274            0
   01/01/2009 to 12/31/2009...........  $11.97274    $10.98462            0
   01/01/2010 to 12/31/2010...........  $10.98462    $11.92705            0
   01/01/2011 to 12/31/2011...........  $11.92705    $13.22971            0
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008..........  $ 9.99806    $12.04125            0
   01/01/2009 to 12/31/2009...........  $12.04125    $10.85345            0
   01/01/2010 to 12/31/2010...........  $10.85345    $11.80330            0
   01/01/2011 to 12/31/2011...........  $11.80330    $13.36844            0
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........  $ 9.99870    $ 8.74021            0
   01/01/2010 to 12/31/2010...........  $ 8.74021    $ 9.54633          111
   01/01/2011 to 12/31/2011...........  $ 9.54633    $11.06416            0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........  $ 9.99740    $10.94733            0
   01/01/2011 to 12/31/2011...........  $10.94733    $12.86160        1,098
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........  $ 9.99805    $11.95414            0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.49722    $11.10359      416,937
   01/01/2007 to 12/31/2007...........  $11.10359    $11.89686      947,042
   01/01/2008 to 12/31/2008...........  $11.89686    $ 7.55860      933,908
   01/01/2009 to 12/31/2009...........  $ 7.55860    $ 9.25117      922,407
   01/01/2010 to 12/31/2010...........  $ 9.25117    $10.24289      865,116
   01/01/2011 to 12/31/2011...........  $10.24289    $ 9.76047      804,025

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09908    $ 6.66587       10,231
   01/01/2009 to 12/31/2009...........  $ 6.66587    $ 8.25745       10,251
   01/01/2010 to 12/31/2010...........  $ 8.25745    $ 9.22051       10,069
   01/01/2011 to 12/31/2011...........  $ 9.22051    $ 8.78960       10,129
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08090    $ 7.31182        6,931
   01/01/2009 to 12/31/2009...........  $ 7.31182    $ 8.81043        7,910
   01/01/2010 to 12/31/2010...........  $ 8.81043    $ 9.62933        7,907
   01/01/2011 to 12/31/2011...........  $ 9.62933    $ 9.23314        6,393
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $13.07699    $15.95403            0
   01/01/2007 to 12/31/2007...........  $15.95403    $12.47205            0
   01/01/2008 to 12/31/2008...........  $12.47205    $ 7.90995            0
   01/01/2009 to 12/31/2009...........  $ 7.90995    $10.19073            0
   01/01/2010 to 12/31/2010...........  $10.19073    $12.80753            0
   01/01/2011 to 12/31/2011...........  $12.80753    $13.33217            0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.19035    $11.66626            0
   01/01/2007 to 12/31/2007...........  $11.66626    $ 9.36725            0
   01/01/2008 to 07/18/2008...........  $ 9.36725    $ 8.54936            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.12933    $12.01318            0
   01/01/2007 to 12/31/2007...........  $12.01318    $13.04528            0
   01/01/2008 to 12/31/2008...........  $13.04528    $ 7.12207            0
   01/01/2009 to 12/31/2009...........  $ 7.12207    $ 9.22684            0
   01/01/2010 to 12/31/2010...........  $ 9.22684    $11.94334            0
   01/01/2011 to 12/31/2011...........  $11.94334    $10.13435          159
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10341    $ 7.47127          166
   01/01/2009 to 12/31/2009...........  $ 7.47127    $ 8.84522          229
   01/01/2010 to 12/31/2010...........  $ 8.84522    $ 9.78877          229
   01/01/2011 to 12/31/2011...........  $ 9.78877    $ 9.32332            0
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.04059    $10.52188       57,168
   01/01/2007 to 12/31/2007...........  $10.52188    $11.15319      162,545
   01/01/2008 to 12/31/2008...........  $11.15319    $ 7.13527      191,336
   01/01/2009 to 12/31/2009...........  $ 7.13527    $ 8.63008      184,524
   01/01/2010 to 12/31/2010...........  $ 8.63008    $ 9.63844      191,286
   01/01/2011 to 12/31/2011...........  $ 9.63844    $ 9.27120      185,407

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.16023    $10.42368       59,174
   01/01/2007 to 12/31/2007...........  $10.42368    $11.34022      169,017
   01/01/2008 to 12/31/2008...........  $11.34022    $ 6.56573      144,704
   01/01/2009 to 12/31/2009...........  $ 6.56573    $ 8.07740      150,817
   01/01/2010 to 12/31/2010...........  $ 8.07740    $ 9.38845      167,941
   01/01/2011 to 12/31/2011...........  $ 9.38845    $ 8.59890      151,080
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99806    $ 7.44902            0
   01/01/2009 to 11/13/2009...........  $ 7.44902    $ 8.28018            0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17473    $ 6.09375            0
   01/01/2009 to 12/31/2009...........  $ 6.09375    $ 8.03953            0
   01/01/2010 to 12/31/2010...........  $ 8.03953    $ 9.43708            0
   01/01/2011 to 12/31/2011...........  $ 9.43708    $ 8.75182            0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.18465    $11.48961            0
   01/01/2007 to 12/31/2007...........  $11.48961    $12.78878            0
   01/01/2008 to 12/31/2008...........  $12.78878    $ 7.45948            0
   01/01/2009 to 12/31/2009...........  $ 7.45948    $10.88318            0
   01/01/2010 to 12/31/2010...........  $10.88318    $11.72159            0
   01/01/2011 to 12/31/2011...........  $11.72159    $10.99420          253
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.59894    $11.68868            0
   01/01/2007 to 12/31/2007...........  $11.68868    $11.99851            0
   01/01/2008 to 12/31/2008...........  $11.99851    $ 6.94919            0
   01/01/2009 to 12/31/2009...........  $ 6.94919    $ 8.08841            0
   01/01/2010 to 12/31/2010...........  $ 8.08841    $ 8.91678            0
   01/01/2011 to 12/31/2011...........  $ 8.91678    $ 8.22741            0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.06581    $10.91536            0
   01/01/2007 to 12/31/2007...........  $10.91536    $12.72041            0
   01/01/2008 to 12/31/2008...........  $12.72041    $ 7.35455            0
   01/01/2009 to 12/31/2009...........  $ 7.35455    $11.28278            0
   01/01/2010 to 12/31/2010...........  $11.28278    $13.20290            0
   01/01/2011 to 12/31/2011...........  $13.20290    $12.50997            0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03294    $ 7.61489            0
   01/01/2009 to 12/31/2009...........  $ 7.61489    $ 9.43289            0
   01/01/2010 to 12/31/2010...........  $ 9.43289    $11.67774            0
   01/01/2011 to 12/31/2011...........  $11.67774    $11.55295          258

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST HIGH YIELD PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.04057    $10.56209            0
   01/01/2007 to 12/31/2007...........  $10.56209    $10.56913            0
   01/01/2008 to 12/31/2008...........  $10.56913    $ 7.68488            0
   01/01/2009 to 12/31/2009...........  $ 7.68488    $10.17299            0
   01/01/2010 to 12/31/2010...........  $10.17299    $11.27582            0
   01/01/2011 to 12/31/2011...........  $11.27582    $11.36141            0
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11160    $ 7.10587            0
   01/01/2009 to 12/31/2009...........  $ 7.10587    $ 8.78979          398
   01/01/2010 to 12/31/2010...........  $ 8.78979    $ 9.76990          480
   01/01/2011 to 12/31/2011...........  $ 9.76990    $ 9.48685          427
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08908    $ 7.57974        5,378
   01/01/2009 to 12/31/2009...........  $ 7.57974    $ 9.13296        5,414
   01/01/2010 to 12/31/2010...........  $ 9.13296    $ 9.95339        5,445
   01/01/2011 to 12/31/2011...........  $ 9.95339    $ 9.67119        5,420
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99157    $10.55632            0
   01/01/2007 to 12/31/2007...........  $10.55632    $12.27164            0
   01/01/2008 to 12/31/2008...........  $12.27164    $ 5.96394            0
   01/01/2009 to 12/31/2009...........  $ 5.96394    $ 7.87947            0
   01/01/2010 to 12/31/2010...........  $ 7.87947    $ 8.81046            0
   01/01/2011 to 12/31/2011...........  $ 8.81046    $ 7.49214            0
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2006* to 12/31/2006..........  $10.00972    $10.81826            0
   01/01/2007 to 12/31/2007...........  $10.81826    $12.44420            0
   01/01/2008 to 12/31/2008...........  $12.44420    $ 6.80473            0
   01/01/2009 to 12/31/2009...........  $ 6.80473    $ 8.67192            0
   01/01/2010 to 12/31/2010...........  $ 8.67192    $ 9.40731            0
   01/01/2011 to 12/31/2011...........  $ 9.40731    $ 8.03400            0
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.89122    $11.46304            0
   01/01/2007 to 12/31/2007...........  $11.46304    $11.41036       22,005
   01/01/2008 to 12/31/2008...........  $11.41036    $ 9.17983       34,513
   01/01/2009 to 12/31/2009...........  $ 9.17983    $10.93860       40,351
   01/01/2010 to 12/31/2010...........  $10.93860    $11.46408       43,386
   01/01/2011 to 12/31/2011...........  $11.46408    $11.22194       39,356
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08344    $10.28106            0
   01/01/2010 to 12/31/2010...........  $10.28106    $11.17641            0
   01/01/2011 to 12/31/2011...........  $11.17641    $10.98718            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14482    $10.29084          0
   01/01/2010 to 12/31/2010...........  $10.29084    $11.42897          0
   01/01/2011 to 12/31/2011...........  $11.42897    $10.50609          0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.05536    $12.70076          0
   01/01/2007 to 12/31/2007...........  $12.70076    $13.57232          0
   01/01/2008 to 12/31/2008...........  $13.57232    $ 7.76920          0
   01/01/2009 to 12/31/2009...........  $ 7.76920    $10.30935          0
   01/01/2010 to 12/31/2010...........  $10.30935    $10.78967          0
   01/01/2011 to 12/31/2011...........  $10.78967    $ 9.57288          0
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.03062    $12.14135          0
   01/01/2007 to 12/31/2007...........  $12.14135    $11.50113          0
   01/01/2008 to 12/31/2008...........  $11.50113    $ 6.57126          0
   01/01/2009 to 12/31/2009...........  $ 6.57126    $ 7.66428          0
   01/01/2010 to 12/31/2010...........  $ 7.66428    $ 8.46960          0
   01/01/2011 to 12/31/2011...........  $ 8.46960    $ 7.92531        349
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.16529    $10.60656          0
   01/01/2007 to 12/31/2007...........  $10.60656    $10.98711          0
   01/01/2008 to 12/31/2008...........  $10.98711    $ 8.23450          0
   01/01/2009 to 12/31/2009...........  $ 8.23450    $10.82420          0
   01/01/2010 to 12/31/2010...........  $10.82420    $11.98856          0
   01/01/2011 to 12/31/2011...........  $11.98856    $12.89882         99
AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.10313    $11.35176          0
   01/01/2007 to 12/31/2007...........  $11.35176    $12.74311          0
   01/01/2008 to 12/31/2008...........  $12.74311    $ 7.01082          0
   01/01/2009 to 12/31/2009...........  $ 7.01082    $ 8.88395          0
   01/01/2010 to 12/31/2010...........  $ 8.88395    $10.38934          0
   01/01/2011 to 12/31/2011...........  $10.38934    $10.05351          0
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.39341    $12.64469          0
   01/01/2007 to 12/31/2007...........  $12.64469    $13.50765          0
   01/01/2008 to 12/31/2008...........  $13.50765    $ 8.70708          0
   01/01/2009 to 12/31/2009...........  $ 8.70708    $11.18206          0
   01/01/2010 to 12/31/2010...........  $11.18206    $12.23557          0
   01/01/2011 to 12/31/2011...........  $12.23557    $11.57485          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MFS GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.00697    $11.45540         0
   01/01/2007 to 12/31/2007...........  $11.45540    $12.87556         0
   01/01/2008 to 12/31/2008...........  $12.87556    $ 8.00884         0
   01/01/2009 to 12/31/2009...........  $ 8.00884    $ 9.72195         0
   01/01/2010 to 12/31/2010...........  $ 9.72195    $10.70795         0
   01/01/2011 to 12/31/2011...........  $10.70795    $10.39520         0
AST MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.00950    $11.48305         0
   01/01/2007 to 12/31/2007...........  $11.48305    $11.52105         0
   01/01/2008 to 12/31/2008...........  $11.52105    $ 6.96134         0
   01/01/2009 to 12/31/2009...........  $ 6.96134    $ 9.44177         0
   01/01/2010 to 12/31/2010...........  $ 9.44177    $11.39740         0
   01/01/2011 to 12/31/2011...........  $11.39740    $10.74656         0
AST MONEY MARKET PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.99923    $10.16120         0
   01/01/2007 to 12/31/2007...........  $10.16120    $10.40843         0
   01/01/2008 to 12/31/2008...........  $10.40843    $10.41951         0
   01/01/2009 to 12/31/2009...........  $10.41951    $10.20039         0
   01/01/2010 to 12/31/2010...........  $10.20039    $ 9.96381         0
   01/01/2011 to 12/31/2011...........  $ 9.96381    $ 9.73281         0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.61359    $11.70414         0
   01/01/2007 to 12/31/2007...........  $11.70414    $11.79060         0
   01/01/2008 to 12/31/2008...........  $11.79060    $ 6.64824         0
   01/01/2009 to 12/31/2009...........  $ 6.64824    $ 9.13115         0
   01/01/2010 to 12/31/2010...........  $ 9.13115    $11.00702         0
   01/01/2011 to 12/31/2011...........  $11.00702    $10.48229         0
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.02796    $10.05848         0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $12.31580    $12.55286         0
   01/01/2007 to 12/31/2007...........  $12.55286    $14.97876         0
   01/01/2008 to 12/31/2008...........  $14.97876    $ 8.31062         0
   01/01/2009 to 12/31/2009...........  $ 8.31062    $10.53340         0
   01/01/2010 to 12/31/2010...........  $10.53340    $13.23656         0
   01/01/2011 to 12/31/2011...........  $13.23656    $13.14474         0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.45689    $10.78815         0
   01/01/2007 to 12/31/2007...........  $10.78815    $12.50541         0
   01/01/2008 to 12/31/2008...........  $12.50541    $ 7.01698         0
   01/01/2009 to 12/31/2009...........  $ 7.01698    $ 8.39867         0
   01/01/2010 to 12/31/2010...........  $ 8.39867    $ 9.86421         0
   01/01/2011 to 04/29/2011...........  $ 9.86421    $11.03877         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10080    $ 5.55599            0
   01/01/2009 to 12/31/2009...........  $ 5.55599    $ 9.03476            0
   01/01/2010 to 12/31/2010...........  $ 9.03476    $10.78803            0
   01/01/2011 to 12/31/2011...........  $10.78803    $ 8.39970            0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.99406    $10.13734            0
   01/01/2007 to 12/31/2007...........  $10.13734    $10.57154            0
   01/01/2008 to 12/31/2008...........  $10.57154    $10.43883            0
   01/01/2009 to 12/31/2009...........  $10.43883    $11.23700            0
   01/01/2010 to 12/31/2010...........  $11.23700    $11.40142            0
   01/01/2011 to 12/31/2011...........  $11.40142    $11.38492            0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.97070    $10.25475            0
   01/01/2007 to 12/31/2007...........  $10.25475    $10.84512            0
   01/01/2008 to 12/31/2008...........  $10.84512    $10.35148            0
   01/01/2009 to 12/31/2009...........  $10.35148    $11.77952            0
   01/01/2010 to 12/31/2010...........  $11.77952    $12.39127            0
   01/01/2011 to 12/31/2011...........  $12.39127    $12.48599            0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.18032    $10.57706       42,599
   01/01/2007 to 12/31/2007...........  $10.57706    $11.22839       19,561
   01/01/2008 to 12/31/2008...........  $11.22839    $ 8.82842       35,411
   01/01/2009 to 12/31/2009...........  $ 8.82842    $10.34895      111,273
   01/01/2010 to 12/31/2010...........  $10.34895    $11.17484      122,014
   01/01/2011 to 12/31/2011...........  $11.17484    $11.02215      111,201
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........  $10.01797    $10.05834            0
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.59294    $11.37031            0
   01/01/2007 to 12/31/2007...........  $11.37031    $11.33364            0
   01/01/2008 to 12/31/2008...........  $11.33364    $ 6.78257            0
   01/01/2009 to 12/31/2009...........  $ 6.78257    $ 8.06902            0
   01/01/2010 to 12/31/2010...........  $ 8.06902    $ 9.06578            0
   01/01/2011 to 12/31/2011...........  $ 9.06578    $ 9.15966            0
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99805    $ 8.85770            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.42234    $10.98430            0
   01/01/2007 to 12/31/2007...........  $10.98430    $11.68212        5,834
   01/01/2008 to 12/31/2008...........  $11.68212    $ 7.96384       16,387
   01/01/2009 to 12/31/2009...........  $ 7.96384    $ 9.90919       21,981
   01/01/2010 to 12/31/2010...........  $ 9.90919    $10.82004       27,294
   01/01/2011 to 12/31/2011...........  $10.82004    $10.20959       26,114
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.90453    $ 9.86654            0
   01/01/2007 to 12/31/2007...........  $ 9.86654    $10.32296            0
   01/01/2008 to 12/31/2008...........  $10.32296    $ 6.55254            0
   01/01/2009 to 12/31/2009...........  $ 6.55254    $ 8.56868            0
   01/01/2010 to 12/31/2010...........  $ 8.56868    $11.41543            0
   01/01/2011 to 12/31/2011...........  $11.41543    $11.03913            0
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $11.90641    $12.40881            0
   01/01/2007 to 12/31/2007...........  $12.40881    $11.43683            0
   01/01/2008 to 12/31/2008...........  $11.43683    $ 7.84951            0
   01/01/2009 to 12/31/2009...........  $ 7.84951    $ 9.73526            0
   01/01/2010 to 12/31/2010...........  $ 9.73526    $11.97857            0
   01/01/2011 to 12/31/2011...........  $11.97857    $10.99907            0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.65545    $11.30993       36,117
   01/01/2007 to 12/31/2007...........  $11.30993    $11.74172       80,866
   01/01/2008 to 12/31/2008...........  $11.74172    $ 8.49143       78,535
   01/01/2009 to 12/31/2009...........  $ 8.49143    $10.29409       81,690
   01/01/2010 to 12/31/2010...........  $10.29409    $11.21247       81,798
   01/01/2011 to 12/31/2011...........  $11.21247    $11.16742       77,511
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.96971    $12.14849            0
   01/01/2007 to 12/31/2007...........  $12.14849    $11.43910            0
   01/01/2008 to 12/31/2008...........  $11.43910    $ 6.49175            0
   01/01/2009 to 12/31/2009...........  $ 6.49175    $ 7.84819            0
   01/01/2010 to 12/31/2010...........  $ 7.84819    $ 8.67938            0
   01/01/2011 to 12/31/2011...........  $ 8.67938    $ 8.33725            0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2006 to 12/31/2006...........  $ 9.50179    $ 9.74959            0
   01/01/2007 to 12/31/2007...........  $ 9.74959    $10.43815            0
   01/01/2008 to 12/31/2008...........  $10.43815    $ 9.94523            0
   01/01/2009 to 12/31/2009...........  $ 9.94523    $10.88888            0
   01/01/2010 to 12/31/2010...........  $10.88888    $11.24447            0
   01/01/2011 to 12/31/2011...........  $11.24447    $11.43423            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2006* to 12/31/2006..........  $ 9.93957    $10.41764           0
   01/01/2007 to 12/31/2007...........  $10.41764    $11.00984           0
   01/01/2008 to 12/31/2008...........  $11.00984    $ 6.38989           0
   01/01/2009 to 12/31/2009...........  $ 6.38989    $ 9.57062           0
   01/01/2010 to 12/31/2010...........  $ 9.57062    $10.82419           0
   01/01/2011 to 12/31/2011...........  $10.82419    $10.39166           0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2006 to 12/31/2006...........  $13.69777    $13.20511           0
   01/01/2007 to 12/31/2007...........  $13.20511    $18.11739           0
   01/01/2008 to 12/31/2008...........  $18.11739    $ 8.84840           0
   01/01/2009 to 12/31/2009...........  $ 8.84840    $12.90519           0
   01/01/2010 to 12/31/2010...........  $12.90519    $15.18062           0
   01/01/2011 to 12/31/2011...........  $15.18062    $12.61357           0
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   05/01/2006 to 12/31/2006...........  $10.61609    $11.28880           0
   01/01/2007 to 12/31/2007...........  $11.28880    $12.07653           0
   01/01/2008 to 12/31/2008...........  $12.07653    $ 6.80133           0
   01/01/2009 to 12/31/2009...........  $ 6.80133    $ 8.53031           0
   01/01/2010 to 12/31/2010...........  $ 8.53031    $ 9.54965           0
   01/01/2011 to 12/31/2011...........  $ 9.54965    $ 9.00389           0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99805    $ 9.97078           0
   01/01/2008 to 12/31/2008...........  $ 9.97078    $ 9.22959           0
   01/01/2009 to 12/31/2009...........  $ 9.22959    $10.06145           0
   01/01/2010 to 12/31/2010...........  $10.06145    $10.59188           0
   01/01/2011 to 12/31/2011...........  $10.59188    $10.96730           0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07792    $ 6.61132       5,110
   01/01/2009 to 12/31/2009...........  $ 6.61132    $ 8.39751       7,170
   01/01/2010 to 12/31/2010...........  $ 8.39751    $ 9.04060       7,972
   01/01/2011 to 12/31/2011...........  $ 9.04060    $ 8.68157       7,175

*  Denotes the start date of these sub-accounts

                               PREMIER X SERIES

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                      STATEMENT OF ADDITIONAL INFORMATION

 ACCUMULATION UNIT VALUES: BENEFICIARY CONTINUATION OPTION - 1.00% SETTLEMENT
                                SERVICE CHARGE

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.08004    $10.91282       11,484
   01/01/2008 to 12/31/2008...........  $10.91282    $ 7.36563       12,332
   01/01/2009 to 12/31/2009...........  $ 7.36563    $ 9.06905        2,982
   01/01/2010 to 12/31/2010...........  $ 9.06905    $10.05357        2,935
   01/01/2011 to 12/31/2011...........  $10.05357    $ 9.68945        9,842
AST ADVANCED STRATEGIES PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.07305    $10.83452            0
   01/01/2008 to 12/31/2008...........  $10.83452    $ 7.53017            0
   01/01/2009 to 12/31/2009...........  $ 7.53017    $ 9.40896        1,409
   01/01/2010 to 12/31/2010...........  $ 9.40896    $10.59254        1,409
   01/01/2011 to 12/31/2011...........  $10.59254    $10.49952        1,409
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.12345    $10.18301            0
   01/01/2008 to 12/31/2008...........  $10.18301    $ 6.57914            0
   01/01/2009 to 12/31/2009...........  $ 6.57914    $ 7.67177            0
   01/01/2010 to 12/31/2010...........  $ 7.67177    $ 8.64764            0
   01/01/2011 to 12/31/2011...........  $ 8.64764    $ 8.86776            0
AST BALANCED ASSET ALLOCATION
  PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.07151    $10.86097            0
   01/01/2008 to 12/31/2008...........  $10.86097    $ 7.66698            0
   01/01/2009 to 12/31/2009...........  $ 7.66698    $ 9.35958        1,416
   01/01/2010 to 12/31/2010...........  $ 9.35958    $10.40804        3,620
   01/01/2011 to 12/31/2011...........  $10.40804    $10.17985       36,090
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99918    $ 9.20827            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BLACKROCK VALUE PORTFOLIO
FORMERLY, AST VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11154    $10.19617            0
   01/01/2008 to 12/31/2008...........  $10.19617    $ 6.32963            0
   01/01/2009 to 12/31/2009...........  $ 6.32963    $ 7.41124            0
   01/01/2010 to 12/31/2010...........  $ 7.41124    $ 8.25078            0
   01/01/2011 to 12/31/2011...........  $ 8.25078    $ 8.12903            0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.09687    $11.01224            0
   01/01/2008 to 12/31/2008...........  $11.01224    $ 7.09376            0
   01/01/2009 to 12/31/2009...........  $ 7.09376    $ 8.80257            0
   01/01/2010 to 12/31/2010...........  $ 8.80257    $ 9.88109        5,003
   01/01/2011 to 12/31/2011...........  $ 9.88109    $ 9.54594       11,275
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.09946    $ 6.72784            0
   01/01/2009 to 12/31/2009...........  $ 6.72784    $ 8.44981            0
   01/01/2010 to 12/31/2010...........  $ 8.44981    $ 9.56609            0
   01/01/2011 to 12/31/2011...........  $ 9.56609    $ 9.24529            0
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08128    $ 7.37971            0
   01/01/2009 to 12/31/2009...........  $ 7.37971    $ 9.01552            0
   01/01/2010 to 12/31/2010...........  $ 9.01552    $ 9.99007            0
   01/01/2011 to 12/31/2011...........  $ 9.99007    $ 9.71160        2,230
AST COHEN & STEERS REALTY PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.10286    $ 7.81223            0
   01/01/2008 to 12/31/2008...........  $ 7.81223    $ 5.02371            0
   01/01/2009 to 12/31/2009...........  $ 5.02371    $ 6.56219            0
   01/01/2010 to 12/31/2010...........  $ 6.56219    $ 8.36127            0
   01/01/2011 to 12/31/2011...........  $ 8.36127    $ 8.82419            0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.09789    $ 8.33201            0
   01/01/2008 to 07/18/2008...........  $ 8.33201    $ 7.66199            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.10254    $10.91958            0
   01/01/2008 to 12/31/2008...........  $10.91958    $ 6.04442            0
   01/01/2009 to 12/31/2009...........  $ 6.04442    $ 7.93932            0
   01/01/2010 to 12/31/2010...........  $ 7.93932    $10.41905          364
   01/01/2011 to 12/31/2011...........  $10.41905    $ 8.96343          354
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.10379    $ 7.54057            0
   01/01/2009 to 12/31/2009...........  $ 7.54057    $ 9.05097            0
   01/01/2010 to 12/31/2010...........  $ 9.05097    $10.15522        2,740
   01/01/2011 to 12/31/2011...........  $10.15522    $ 9.80622        2,104

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.07381    $10.77036           0
   01/01/2008 to 12/31/2008...........  $10.77036    $ 6.98618           0
   01/01/2009 to 12/31/2009...........  $ 6.98618    $ 8.56682           0
   01/01/2010 to 12/31/2010...........  $ 8.56682    $ 9.70021           0
   01/01/2011 to 12/31/2011...........  $ 9.70021    $ 9.45972       1,311
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.10404    $11.19117           0
   01/01/2008 to 12/31/2008...........  $11.19117    $ 6.56949           0
   01/01/2009 to 12/31/2009...........  $ 6.56949    $ 8.19394       1,599
   01/01/2010 to 12/31/2010...........  $ 8.19394    $ 9.65573       1,599
   01/01/2011 to 12/31/2011...........  $ 9.65573    $ 8.96603       1,599
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........  $ 9.99918    $ 7.49594           0
   01/01/2009 to 11/13/2009...........  $ 7.49594    $ 8.43273           0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.17586    $ 6.13224           0
   01/01/2009 to 12/31/2009...........  $ 6.13224    $ 8.20276           0
   01/01/2010 to 12/31/2010...........  $ 8.20276    $ 9.76197           0
   01/01/2011 to 12/31/2011...........  $ 9.76197    $ 9.17833           0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.09100    $11.53628           0
   01/01/2008 to 12/31/2008...........  $11.53628    $ 6.82244           0
   01/01/2009 to 12/31/2009...........  $ 6.82244    $10.09167           0
   01/01/2010 to 12/31/2010...........  $10.09167    $11.01965           0
   01/01/2011 to 12/31/2011...........  $11.01965    $10.47885           0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11632    $10.62005           0
   01/01/2008 to 12/31/2008...........  $10.62005    $ 6.23634           0
   01/01/2009 to 12/31/2009...........  $ 6.23634    $ 7.35950           0
   01/01/2010 to 12/31/2010...........  $ 7.35950    $ 8.22556           0
   01/01/2011 to 12/31/2011...........  $ 8.22556    $ 7.69478           0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.09800    $11.48986           0
   01/01/2008 to 12/31/2008...........  $11.48986    $ 6.73541           0
   01/01/2009 to 12/31/2009...........  $ 6.73541    $10.47635           0
   01/01/2010 to 12/31/2010...........  $10.47635    $12.42903           0
   01/01/2011 to 12/31/2011...........  $12.42903    $11.93976           0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.03407    $ 7.66279         0
   01/01/2009 to 12/31/2009...........  $ 7.66279    $ 9.62383         0
   01/01/2010 to 12/31/2010...........  $ 9.62383    $12.07909         0
   01/01/2011 to 12/31/2011...........  $12.07909    $12.11532         0
AST HIGH YIELD PORTFOLIO
   03/19/2007* to 12/31/2007..........  $ 9.99918    $ 9.96607         0
   01/01/2008 to 12/31/2008...........  $ 9.96607    $ 7.34697         0
   01/01/2009 to 12/31/2009...........  $ 7.34697    $ 9.86035         0
   01/01/2010 to 12/31/2010...........  $ 9.86035    $11.08074         0
   01/01/2011 to 12/31/2011...........  $11.08074    $11.31919         0
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.11197    $ 7.17178         0
   01/01/2009 to 12/31/2009...........  $ 7.17178    $ 8.99427         0
   01/01/2010 to 12/31/2010...........  $ 8.99427    $10.13569         0
   01/01/2011 to 12/31/2011...........  $10.13569    $ 9.97825         0
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008..........  $10.08946    $ 7.64998         0
   01/01/2009 to 12/31/2009...........  $ 7.64998    $ 9.34543         0
   01/01/2010 to 12/31/2010...........  $ 9.34543    $10.32606         0
   01/01/2011 to 12/31/2011...........  $10.32606    $10.17206         0
AST INTERNATIONAL GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.15948    $12.05201         0
   01/01/2008 to 12/31/2008...........  $12.05201    $ 5.93863         0
   01/01/2009 to 12/31/2009...........  $ 5.93863    $ 7.95483         0
   01/01/2010 to 12/31/2010...........  $ 7.95483    $ 9.01789         0
   01/01/2011 to 12/31/2011...........  $ 9.01789    $ 7.77483         0
AST INTERNATIONAL VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.12617    $11.65068         0
   01/01/2008 to 12/31/2008...........  $11.65068    $ 6.45950         0
   01/01/2009 to 12/31/2009...........  $ 6.45950    $ 8.34615         0
   01/01/2010 to 12/31/2010...........  $ 8.34615    $ 9.17929         0
   01/01/2011 to 12/31/2011...........  $ 9.17929    $ 7.94794         0
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.08054    $10.17383         0
   01/01/2008 to 12/31/2008...........  $10.17383    $ 8.29858         0
   01/01/2009 to 12/31/2009...........  $ 8.29858    $10.02568         0
   01/01/2010 to 12/31/2010...........  $10.02568    $10.65289         0
   01/01/2011 to 12/31/2011...........  $10.65289    $10.57215         0
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.08457    $10.29963         0
   01/01/2010 to 12/31/2010...........  $10.29963    $11.35164         0
   01/01/2011 to 12/31/2011...........  $11.35164    $11.31377         0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........  $10.14595    $10.30944           0
   01/01/2010 to 12/31/2010...........  $10.30944    $11.60815           0
   01/01/2011 to 12/31/2011...........  $11.60815    $10.81845           0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.14435    $10.97941           0
   01/01/2008 to 12/31/2008...........  $10.97941    $ 6.37232           0
   01/01/2009 to 12/31/2009...........  $ 6.37232    $ 8.57302           0
   01/01/2010 to 12/31/2010...........  $ 8.57302    $ 9.09678           0
   01/01/2011 to 12/31/2011...........  $ 9.09678    $ 8.18270           0
AST LARGE-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11587    $ 9.84473           0
   01/01/2008 to 12/31/2008...........  $ 9.84473    $ 5.70314           0
   01/01/2009 to 12/31/2009...........  $ 5.70314    $ 6.74404           0
   01/01/2010 to 12/31/2010...........  $ 6.74404    $ 7.55590           0
   01/01/2011 to 12/31/2011...........  $ 7.55590    $ 7.16817           0
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.02439    $10.32185           0
   01/01/2008 to 12/31/2008...........  $10.32185    $ 7.84324           0
   01/01/2009 to 12/31/2009...........  $ 7.84324    $10.45274           0
   01/01/2010 to 12/31/2010...........  $10.45274    $11.73757           0
   01/01/2011 to 12/31/2011...........  $11.73757    $12.80336           0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.13199    $11.47337           0
   01/01/2008 to 12/31/2008...........  $11.47337    $ 6.40005           0
   01/01/2009 to 12/31/2009...........  $ 6.40005    $ 8.22241           0
   01/01/2010 to 12/31/2010...........  $ 8.22241    $ 9.74903           0
   01/01/2011 to 12/31/2011...........  $ 9.74903    $ 9.56442       2,470
AST MFS GLOBAL EQUITY PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11667    $10.95164           0
   01/01/2008 to 12/31/2008...........  $10.95164    $ 7.15759           0
   01/01/2009 to 12/31/2009...........  $ 7.15759    $ 9.31966           0
   01/01/2010 to 12/31/2010...........  $ 9.31966    $10.33903         323
   01/01/2011 to 12/31/2011...........  $10.33903    $ 9.91614         314
AST MFS GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.10694    $11.59267           0
   01/01/2008 to 12/31/2008...........  $11.59267    $ 7.31108           0
   01/01/2009 to 12/31/2009...........  $ 7.31108    $ 8.99798           0
   01/01/2010 to 12/31/2010...........  $ 8.99798    $10.04775           0
   01/01/2011 to 12/31/2011...........  $10.04775    $ 9.88927           0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MID-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.10574    $10.11084           0
   01/01/2008 to 12/31/2008...........  $10.11084    $ 6.19415           0
   01/01/2009 to 12/31/2009...........  $ 6.19415    $ 8.51751           0
   01/01/2010 to 12/31/2010...........  $ 8.51751    $10.42410           0
   01/01/2011 to 12/31/2011...........  $10.42410    $ 9.96483           0
AST MONEY MARKET PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.00052    $10.29973           0
   01/01/2008 to 12/31/2008...........  $10.29973    $10.45357           0
   01/01/2009 to 12/31/2009...........  $10.45357    $10.37528           0
   01/01/2010 to 12/31/2010...........  $10.37528    $10.27485           0
   01/01/2011 to 12/31/2011...........  $10.27485    $10.17598       7,315
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.13369    $10.25701           0
   01/01/2008 to 12/31/2008...........  $10.25701    $ 5.86395           0
   01/01/2009 to 12/31/2009...........  $ 5.86395    $ 8.16575           0
   01/01/2010 to 12/31/2010...........  $ 8.16575    $ 9.97960           0
   01/01/2011 to 12/31/2011...........  $ 9.97960    $ 9.63540           0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11565    $11.82260           0
   01/01/2008 to 12/31/2008...........  $11.82260    $ 6.65075           0
   01/01/2009 to 12/31/2009...........  $ 6.65075    $ 8.54648           0
   01/01/2010 to 12/31/2010...........  $ 8.54648    $10.88845           0
   01/01/2011 to 12/31/2011...........  $10.88845    $10.96268           0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.12073    $11.75209           0
   01/01/2008 to 12/31/2008...........  $11.75209    $ 6.68601           0
   01/01/2009 to 12/31/2009...........  $ 6.68601    $ 8.11354           0
   01/01/2010 to 12/31/2010...........  $ 8.11354    $ 9.66127           0
   01/01/2011 to 04/29/2011...........  $ 9.66127    $10.86028           0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........  $10.10192    $ 5.59093           0
   01/01/2009 to 12/31/2009...........  $ 5.59093    $ 9.21761           0
   01/01/2010 to 12/31/2010...........  $ 9.21761    $11.15868           0
   01/01/2011 to 12/31/2011...........  $11.15868    $ 8.80869           0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   03/19/2007* to 12/31/2007..........  $ 9.99034    $10.47408           0
   01/01/2008 to 12/31/2008...........  $10.47408    $10.48603           0
   01/01/2009 to 12/31/2009...........  $10.48603    $11.44430           0
   01/01/2010 to 12/31/2010...........  $11.44430    $11.77276           0
   01/01/2011 to 12/31/2011...........  $11.77276    $11.91843       2,162

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   03/19/2007* to 12/31/2007..........  $ 9.99058    $10.56075            0
   01/01/2008 to 12/31/2008...........  $10.56075    $10.21988            0
   01/01/2009 to 12/31/2009...........  $10.21988    $11.79093            0
   01/01/2010 to 12/31/2010...........  $11.79093    $12.57524        1,379
   01/01/2011 to 12/31/2011...........  $12.57524    $12.84647        1,058
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.04514    $10.75670            0
   01/01/2008 to 12/31/2008...........  $10.75670    $ 8.57497        2,810
   01/01/2009 to 12/31/2009...........  $ 8.57497    $10.19125       62,109
   01/01/2010 to 12/31/2010...........  $10.19125    $11.15697       59,310
   01/01/2011 to 12/31/2011...........  $11.15697    $11.15675       59,232
AST QMA US EQUITY ALPHA PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11188    $10.37151            0
   01/01/2008 to 12/31/2008...........  $10.37151    $ 6.29304        1,694
   01/01/2009 to 12/31/2009...........  $ 6.29304    $ 7.59041        1,645
   01/01/2010 to 12/31/2010...........  $ 7.59041    $ 8.64622        1,594
   01/01/2011 to 12/31/2011...........  $ 8.64622    $ 8.85664        1,546
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........  $ 9.99918    $ 8.93992            0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.07291    $10.87140            0
   01/01/2008 to 12/31/2008...........  $10.87140    $ 7.51399            0
   01/01/2009 to 12/31/2009...........  $ 7.51399    $ 9.47895            0
   01/01/2010 to 12/31/2010...........  $ 9.47895    $10.49368            0
   01/01/2011 to 12/31/2011...........  $10.49368    $10.03860        3,919
AST SMALL-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.09716    $10.46802            0
   01/01/2008 to 12/31/2008...........  $10.46802    $ 6.73693            0
   01/01/2009 to 12/31/2009...........  $ 6.73693    $ 8.93194            0
   01/01/2010 to 12/31/2010...........  $ 8.93194    $12.06406            0
   01/01/2011 to 12/31/2011...........  $12.06406    $11.82778            0
AST SMALL-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11095    $ 9.43656            0
   01/01/2008 to 12/31/2008...........  $ 9.43656    $ 6.56669            0
   01/01/2009 to 12/31/2009...........  $ 6.56669    $ 8.25723            0
   01/01/2010 to 12/31/2010...........  $ 8.25723    $10.30053            0
   01/01/2011 to 12/31/2011...........  $10.30053    $ 9.58913            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.06740    $10.57860           0
   01/01/2008 to 12/31/2008...........  $10.57860    $ 7.75653           0
   01/01/2009 to 12/31/2009...........  $ 7.75653    $ 9.53361           0
   01/01/2010 to 12/31/2010...........  $ 9.53361    $10.52807       2,184
   01/01/2011 to 12/31/2011...........  $10.52807    $10.63067       3,039
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.11700    $ 9.82815           0
   01/01/2008 to 12/31/2008...........  $ 9.82815    $ 5.65507           0
   01/01/2009 to 12/31/2009...........  $ 5.65507    $ 6.93144           0
   01/01/2010 to 12/31/2010...........  $ 6.93144    $ 7.77169           0
   01/01/2011 to 12/31/2011...........  $ 7.77169    $ 7.56873           0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   03/19/2007* to 12/31/2007..........  $ 9.98213    $10.73003           0
   01/01/2008 to 12/31/2008...........  $10.73003    $10.36499           0
   01/01/2009 to 12/31/2009...........  $10.36499    $11.50569           0
   01/01/2010 to 12/31/2010...........  $11.50569    $12.04612           0
   01/01/2011 to 12/31/2011...........  $12.04612    $12.41886           0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.08361    $10.93976           0
   01/01/2008 to 12/31/2008...........  $10.93976    $ 6.43744           0
   01/01/2009 to 12/31/2009...........  $ 6.43744    $ 9.77555           0
   01/01/2010 to 12/31/2010...........  $ 9.77555    $11.20897           0
   01/01/2011 to 12/31/2011...........  $11.20897    $10.91000           0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.17958    $13.94064           0
   01/01/2008 to 12/31/2008...........  $13.94064    $ 6.90317           0
   01/01/2009 to 12/31/2009...........  $ 6.90317    $10.20784           0
   01/01/2010 to 12/31/2010...........  $10.20784    $12.17409         878
   01/01/2011 to 12/31/2011...........  $12.17409    $10.25550         854
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........  $10.12210    $11.05096           0
   01/01/2008 to 12/31/2008...........  $11.05096    $ 6.31035           0
   01/01/2009 to 12/31/2009...........  $ 6.31035    $ 8.02421           0
   01/01/2010 to 12/31/2010...........  $ 8.02421    $ 9.10752           0
   01/01/2011 to 12/31/2011...........  $ 9.10752    $ 8.70580           0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........  $ 9.99918    $ 9.98774           0
   01/01/2008 to 12/31/2008...........  $ 9.98774    $ 9.37351           0
   01/01/2009 to 12/31/2009...........  $ 9.37351    $10.35999           0
   01/01/2010 to 12/31/2010...........  $10.35999    $11.05727           0
   01/01/2011 to 12/31/2011...........  $11.05727    $11.60740           0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........  $10.07829    $ 6.67267           0
   01/01/2009 to 12/31/2009...........  $ 6.67267    $ 8.59292           0
   01/01/2010 to 12/31/2010...........  $ 8.59292    $ 9.37902           0
   01/01/2011 to 12/31/2011...........  $ 9.37902    $ 9.13111       1,212

*  Denotes the start date of these sub-accounts

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2011

                                          SUBACCOUNTS
                    ------------------------------------------------------------

                     PRUDENTIAL  PRUDENTIAL                         PRUDENTIAL
                        MONEY   DIVERSIFIED PRUDENTIAL  PRUDENTIAL     HIGH
                       MARKET       BOND     EQUITY       VALUE       YIELD
                      PORTFOLIO  PORTFOLIO  PORTFOLIO    PORTFOLIO   PORTFOLIO
                     ---------- ----------- ----------  ----------- -----------
ASSETS
  Investment in the
  portfolios, at
  fair value....... $18,882,658 $26,478,792 $20,353,150 $28,787,014 $21,605,149
                    ----------- ----------- ----------- ----------- -----------
  Net Assets....... $18,882,658 $26,478,792 $20,353,150 $28,787,014 $21,605,149
                    =========== =========== =========== =========== ===========

NET ASSETS,
  representing:
  Accumulation
  units............ $18,882,658 $26,478,792 $20,353,150 $28,787,014 $21,605,149
                    ----------- ----------- ----------- ----------- -----------
                    $18,882,658 $26,478,792 $20,353,150 $28,787,014 $21,605,149
                    =========== =========== =========== =========== ===========

  Units
  outstanding......  15,081,905  11,804,540  11,025,380  14,821,037   6,482,108
                    =========== =========== =========== =========== ===========

  Portfolio
  shares held......   1,888,266   2,255,434     857,697   1,807,094   4,382,383
  Portfolio net
  asset value
  per share........ $     10.00 $     11.74 $     23.73 $     15.93 $      4.93
  Investment in
  portfolio shares,
  at cost.......... $18,882,658 $24,935,182 $23,041,855 $34,713,487 $23,264,934

STATEMENT OF OPERATIONS
For the year ended December 31, 2011
                                          SUBACCOUNTS
                    ------------------------------------------------------------
                     PRUDENTIAL  PRUDENTIAL                         PRUDENTIAL
                        MONEY   DIVERSIFIED PRUDENTIAL  PRUDENTIAL     HIGH
                       MARKET       BOND     EQUITY       VALUE       YIELD
                      PORTFOLIO  PORTFOLIO  PORTFOLIO    PORTFOLIO   PORTFOLIO
                     ---------- ----------- ----------  ----------- -----------
INVESTMENT INCOME
  Dividend income...$     4,398 $ 1,168,083 $   154,937 $   332,914 $ 1,710,984
                    ----------- ----------- ----------- ----------- -----------

EXPENSES
  Charges to
   contract owners
   for assuming
   mortality risk
   and expense risk
   and for
   administration..     284,517     379,494     322,731     479,654     337,475
                    ----------- ----------- ----------- ----------- -----------

NET INVESTMENT
 INCOME (LOSS).....    (280,119)    788,589    (167,794)   (146,740)  1,373,509
                    ----------- ----------- ----------- ----------- -----------

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON INVESTMENTS

  Capital gains
  distributions
  received.........           0     626,795           0           0           0
  Realized gain
  (loss) on shares
   redeemed........           0     251,851    (211,841)   (472,832)   (136,950)
  Net change in
  unrealized gain
  (loss) on
   investments.....           0     (53,592)   (625,359) (1,512,573)   (415,432)
                    ----------- ----------- ----------- ----------- -----------

NET GAIN (LOSS)
 ON INVESTMENTS....           0     825,054    (837,200) (1,985,405)   (552,382)
                    ----------- ----------- ----------- ----------- -----------

NET INCREASE
 (DECREASE) IN NET
   ASSETS
   RESULTING
   FROM
   OPERATIONS...... $  (280,119) $ 1,613,643 $(1,004,994) $(2,132,145)$ 821,127
                    ===========  =========== ===========  =========== =========


  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A1

                                                   SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------
                                            PRUDENTIAL
                 PRUDENTIAL   PRUDENTIAL       SMALL       T. ROWE PRICE  T. ROWE PRICE                    JANUS ASPEN JANUS
PRUDENTIAL STOCK   GLOBAL      JENNISON   CAPITALIZATION   INTERNATIONAL  EQUITY INCOME INVESCO V.I. CORE     PORTFOLIO -
INDEX PORTFOLIO  PORTFOLIO    PORTFOLIO   STOCK PORTFOLIO STOCK PORTFOLIO   PORTFOLIO      EQUITY FUND    INSTITUTIONAL SHARES
---------------- ----------  -----------  --------------- --------------- ------------- ----------------- --------------------
  $24,117,584    $5,367,968  $23,575,711    $4,475,517      $1,654,713     $6,386,979      $9,075,105          $4,977,112
  -----------    ----------  -----------    ----------      ----------     ----------      ----------          ----------
  $24,117,584    $5,367,968  $23,575,711    $4,475,517      $1,654,713     $6,386,979      $9,075,105          $4,977,112
  ===========    ==========  ===========    ==========      ==========     ==========      ==========          ==========

  $24,117,584    $5,367,968  $23,575,711    $4,475,517      $1,654,713     $6,386,979      $9,075,105          $4,977,112
  -----------    ----------  -----------    ----------      ----------     ----------      ----------          ----------
  $24,117,584    $5,367,968  $23,575,711    $4,475,517      $1,654,713     $6,386,979      $9,075,105          $4,977,112
  ===========    ==========  ===========    ==========      ==========     ==========      ==========          ==========

   14,344,274     3,495,084   13,278,906     1,671,770       1,305,399      3,092,160       5,089,195           3,289,365
  ===========    ==========  ===========    ==========      ==========     ==========      ==========          ==========

      766,367       316,881    1,013,573       263,266         139,286        328,887         339,637             217,912
  $     31.47    $    16.94  $     23.26    $    17.00      $    11.88     $    19.42      $    26.72          $    22.84
  $24,869,591    $6,079,825  $23,087,248    $4,308,158      $1,874,195     $6,477,360      $8,283,399          $5,650,447


                                                   SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------
                                            PRUDENTIAL
                 PRUDENTIAL   PRUDENTIAL       SMALL       T. ROWE PRICE  T. ROWE PRICE                    JANUS ASPEN JANUS
PRUDENTIAL STOCK   GLOBAL      JENNISON   CAPITALIZATION   INTERNATIONAL  EQUITY INCOME INVESCO V.I. CORE     PORTFOLIO -
INDEX PORTFOLIO  PORTFOLIO    PORTFOLIO   STOCK PORTFOLIO STOCK PORTFOLIO   PORTFOLIO      EQUITY FUND    INSTITUTIONAL SHARES
---------------- ----------  -----------  --------------- --------------- ------------- ----------------- --------------------
  $   421,148    $   95,292  $    78,129    $   38,253      $   28,887     $  118,417      $   94,094          $   32,724
  -----------    ----------  -----------    ----------      ----------     ----------      ----------          ----------

      378,050        87,143      373,822        65,877          28,006         94,959         137,931              77,918
  -----------    ----------  -----------    ----------      ----------     ----------      ----------          ----------

       43,098         8,149     (295,693)      (27,624)            881         23,458         (43,837)            (45,194)
  -----------    ----------  -----------    ----------      ----------     ----------      ----------          ----------

            0             0            0        63,415               0              0               0                   0
      (34,971)      (38,730)     406,976        43,769            (308)        18,572         171,309             (64,806)
      193,315      (452,439)    (270,329)     (122,408)       (276,997)      (169,511)       (229,269)           (249,040)
  -----------    ----------  -----------    ----------      ----------     ----------      ----------          ----------

      158,344      (491,169)     136,647       (15,224)       (277,305)      (150,939)        (57,960)           (313,846)
  -----------    ----------  -----------    ----------      ----------     ----------      ----------          ----------

  $   201,442    $ (483,020) $  (159,046)   $  (42,848)     $ (276,424)    $ (127,481)     $ (101,797)         $ (359,040)
  ===========    ==========  ===========    ==========      ==========     ==========      ==========          ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A2

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2011

                                                                             SUBACCOUNTS
                                               ----------------------------------------------------------------------
                                                JANUS ASPEN                                           FTVIP FRANKLIN
                                                 OVERSEAS       MFS(R)        MFS(R)                   SMALL-MID CAP
                                                PORTFOLIO -    RESEARCH       GROWTH      AMERICAN        GROWTH
                                               INSTITUTIONAL   SERIES -      SERIES -    CENTURY VP  SECURITIES FUND -
                                                  SHARES     INITIAL CLASS INITIAL CLASS VALUE FUND       CLASS 2
                                               ------------- ------------- ------------- ----------  -----------------
ASSETS
  Investment in the portfolios, at fair value.  $ 8,735,377   $1,609,260    $5,790,361   $2,407,512     $2,657,379
                                                -----------   ----------    ----------   ----------     ----------
  Net Assets..................................  $ 8,735,377   $1,609,260    $5,790,361   $2,407,512     $2,657,379
                                                ===========   ==========    ==========   ==========     ==========

NET ASSETS, representing:
  Accumulation units..........................  $ 8,735,377   $1,609,260    $5,790,361   $2,407,512     $2,657,379
                                                -----------   ----------    ----------   ----------     ----------
                                                $ 8,735,377   $1,609,260    $5,790,361   $2,407,512     $2,657,379
                                                ===========   ==========    ==========   ==========     ==========

  Units outstanding...........................    2,903,952      990,180     3,507,477    1,221,358      1,511,453
                                                ===========   ==========    ==========   ==========     ==========

  Portfolio shares held.......................      228,974       85,690       235,764      415,088        129,692
  Portfolio net asset value per share.........  $     38.15   $    18.78    $    24.56   $     5.80     $    20.49
  Investment in portfolio shares, at cost.....  $ 7,494,045   $1,497,147    $5,533,040   $2,723,339     $2,693,025

STATEMENT OF OPERATIONS
For the year ended December 31, 2011
                                                                             SUBACCOUNTS
                                               ----------------------------------------------------------------------
                                                JANUS ASPEN                                           FTVIP FRANKLIN
                                                 OVERSEAS       MFS(R)        MFS(R)                   SMALL-MID CAP
                                                PORTFOLIO -    RESEARCH       GROWTH      AMERICAN        GROWTH
                                               INSTITUTIONAL   SERIES -      SERIES -    CENTURY VP  SECURITIES FUND -
                                                  SHARES     INITIAL CLASS INITIAL CLASS VALUE FUND       CLASS 2
                                               ------------- ------------- ------------- ----------  -----------------
INVESTMENT INCOME
  Dividend income.............................  $    55,021   $   15,368    $   11,999   $   49,550     $        0
                                                -----------   ----------    ----------   ----------     ----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................      165,363       24,775        87,970       34,077         40,894
                                                -----------   ----------    ----------   ----------     ----------

NET INVESTMENT INCOME (LOSS)..................     (110,342)      (9,407)      (75,971)      15,473        (40,894)
                                                -----------   ----------    ----------   ----------     ----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........      114,744            0             0            0              0
  Realized gain (loss) on shares
   redeemed...................................      799,976       24,336        60,900      (41,939)        29,089
  Net change in unrealized gain (loss) on
   investments................................   (5,251,141)     (45,278)      (74,274)      22,732       (162,699)
                                                -----------   ----------    ----------   ----------     ----------

NET GAIN (LOSS) ON INVESTMENTS................   (4,336,421)     (20,942)      (13,374)     (19,207)      (133,610)
                                                -----------   ----------    ----------   ----------     ----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................  $(4,446,763)  $  (30,349)   $  (89,345)  $   (3,734)    $ (174,504)
                                                ===========   ==========    ==========   ==========     ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A3

                                                SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------
                                                                               PRUDENTIAL SP
                            ALLIANCEBERNSTEIN  PRUDENTIAL                       PRUDENTIAL   PRUDENTIAL SP PRUDENTIAL SP
  PRUDENTIAL                  VPS LARGE CAP     SP SMALL    JANUS ASPEN JANUS  U.S. EMERGING GROWTH ASSET  INTERNATIONAL
JENNISON 20/20  DAVIS VALUE GROWTH PORTFOLIO   CAP VALUE   PORTFOLIO - SERVICE    GROWTH      ALLOCATION      GROWTH
FOCUS PORTFOLIO  PORTFOLIO       CLASS B       PORTFOLIO         SHARES          PORTFOLIO    PORTFOLIO*     PORTFOLIO
--------------- ----------- ----------------- -----------  ------------------- ------------- ------------- -------------
  $4,027,325    $2,181,362      $466,570      $ 9,693,716       $422,958        $9,167,959    $        0    $2,649,644
  ----------    ----------      --------      -----------       --------        ----------    ----------    ----------
  $4,027,325    $2,181,362      $466,570      $ 9,693,716       $422,958        $9,167,959    $        0    $2,649,644
  ==========    ==========      ========      ===========       ========        ==========    ==========    ==========

  $4,027,325    $2,181,362      $466,570      $ 9,693,716       $422,958        $9,167,959    $        0    $2,649,644
  ----------    ----------      --------      -----------       --------        ----------    ----------    ----------
  $4,027,325    $2,181,362      $466,570      $ 9,693,716       $422,958        $9,167,959    $        0    $2,649,644
  ==========    ==========      ========      ===========       ========        ==========    ==========    ==========

   2,433,178     2,104,144       785,087        5,635,542        428,077         4,764,169             0     2,217,408
  ==========    ==========      ========      ===========       ========        ==========    ==========    ==========

     270,472       208,344        17,828          817,345         18,715         1,175,379             0       607,717
  $    14.89    $    10.47      $  26.17      $     11.86       $  22.60        $     7.80    $     0.00    $     4.36
  $3,643,079    $2,307,493      $510,796      $10,134,128       $376,110        $8,393,618    $        0    $3,799,070


                                                SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------
                                                                               PRUDENTIAL SP
                            ALLIANCEBERNSTEIN  PRUDENTIAL                       PRUDENTIAL   PRUDENTIAL SP PRUDENTIAL SP
  PRUDENTIAL                  VPS LARGE CAP     SP SMALL    JANUS ASPEN JANUS  U.S. EMERGING GROWTH ASSET  INTERNATIONAL
JENNISON 20/20  DAVIS VALUE GROWTH PORTFOLIO   CAP VALUE   PORTFOLIO - SERVICE    GROWTH      ALLOCATION      GROWTH
FOCUS PORTFOLIO  PORTFOLIO       CLASS B       PORTFOLIO         SHARES          PORTFOLIO    PORTFOLIO*     PORTFOLIO
--------------- ----------- ----------------- -----------  ------------------- ------------- ------------- -------------

  $    3,710    $   19,615      $    468      $    72,675       $  2,139        $   59,989    $        0    $   41,704
  ----------    ----------      --------      -----------       --------        ----------    ----------    ----------

      62,733        33,580         7,243          170,616          8,386           158,609       178,702        50,004
  ----------    ----------      --------      -----------       --------        ----------    ----------    ----------

     (59,023)      (13,965)       (6,775)         (97,941)        (6,247)          (98,620)     (178,702)       (8,300)
  ----------    ----------      --------      -----------       --------        ----------    ----------    ----------



           0       170,802             0                0              0            86,893             0             0
     135,768        20,762        (4,784)         (91,016)        45,906           290,994       469,001      (191,568)
    (291,919)     (319,761)      (16,901)        (192,952)       (64,047)         (175,094)    1,574,550      (329,966)
  ----------    ----------      --------      -----------       --------        ----------    ----------    ----------

    (156,151)     (128,197)      (21,685)        (283,968)       (18,141)          202,793     2,043,551      (521,534)
  ----------    ----------      --------      -----------       --------        ----------    ----------    ----------

  $ (215,174)   $ (142,162)     $(28,460)     $  (381,909)      $(24,388)       $  104,173    $1,864,849    $ (529,834)
  ==========    ==========      ========      ===========       ========        ==========    ==========    ==========

*  The subaccount is no longer available for investment as of December 31, 2011.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A4

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2011

                                                                                 SUBACCOUNTS
                                               -------------------------------------------------------------------------------
                                                                     AST                          AST SCHRODERS
                                                PRUDENTIAL SP   GOLDMAN SACHS    AST AMERICAN   MULTI-ASSET WORLD  AST COHEN &
                                                INTERNATIONAL     LARGE-CAP    CENTURY INCOME &    STRATEGIES     STEERS REALTY
                                               VALUE PORTFOLIO VALUE PORTFOLIO GROWTH PORTFOLIO     PORTFOLIO       PORTFOLIO
                                               --------------- --------------- ---------------- ----------------- -------------
ASSETS
  Investment in the portfolios, at fair value.   $2,637,567      $ 8,530,502     $11,175,911      $105,293,592     $9,555,425
                                                 ----------      -----------     -----------      ------------     ----------
  Net Assets..................................   $2,637,567      $ 8,530,502     $11,175,911      $105,293,592     $9,555,425
                                                 ==========      ===========     ===========      ============     ==========

NET ASSETS, representing:
  Accumulation units..........................   $2,637,567      $ 8,530,502     $11,175,911      $105,293,592     $9,555,425
                                                 ----------      -----------     -----------      ------------     ----------
                                                 $2,637,567      $ 8,530,502     $11,175,911      $105,293,592     $9,555,425
                                                 ==========      ===========     ===========      ============     ==========

  Units outstanding...........................    1,944,492          906,605       1,060,852        10,204,353        780,293
                                                 ==========      ===========     ===========      ============     ==========

  Portfolio shares held.......................      452,413          572,133         857,048         8,264,803      1,479,168
  Portfolio net asset value per share.........   $     5.83      $     14.91     $     13.04      $      12.74     $     6.46
  Investment in portfolio shares, at cost.....   $3,744,426      $ 8,553,228     $10,571,076      $106,709,999     $9,178,877

STATEMENT OF OPERATIONS
For the year ended December 31, 2011
                                                                                 SUBACCOUNTS
                                               -------------------------------------------------------------------------------
                                                                     AST                          AST SCHRODERS
                                                PRUDENTIAL SP   GOLDMAN SACHS    AST AMERICAN   MULTI-ASSET WORLD  AST COHEN &
                                                INTERNATIONAL     LARGE-CAP    CENTURY INCOME &    STRATEGIES     STEERS REALTY
                                               VALUE PORTFOLIO VALUE PORTFOLIO GROWTH PORTFOLIO     PORTFOLIO       PORTFOLIO
                                               --------------- --------------- ---------------- ----------------- -------------
INVESTMENT INCOME
  Dividend income.............................   $   77,022      $    94,893     $   108,995      $  1,692,405     $   66,331
                                                 ----------      -----------     -----------      ------------     ----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................       50,315          144,394         170,638         1,793,952        152,016
                                                 ----------      -----------     -----------      ------------     ----------

NET INVESTMENT INCOME (LOSS)..................       26,707          (49,501)        (61,643)         (101,547)       (85,685)
                                                 ----------      -----------     -----------      ------------     ----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........            0                0               0           979,487              0
  Realized gain (loss) on shares
   redeemed...................................     (136,178)        (653,090)       (269,379)       (2,016,922)      (235,309)
  Net change in unrealized gain (loss) on
   investments................................     (326,788)        (554,749)       (139,033)       (7,873,818)        79,302
                                                 ----------      -----------     -----------      ------------     ----------

NET GAIN (LOSS) ON INVESTMENTS................     (462,966)      (1,207,839)       (408,412)       (8,911,253)      (156,007)
                                                 ----------      -----------     -----------      ------------     ----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................   $ (436,259)     $(1,257,340)    $  (470,055)     $ (9,012,800)    $ (241,692)
                                                 ==========      ===========     ===========      ============     ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A5

                                                   SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------
AST J.P. MORGAN                 AST NEUBERGER                                                                   AST GOLDMAN
   STRATEGIC                    BERMAN SMALL-                 AST FEDERATED                                        SACHS
 OPPORTUNITIES   AST BLACKROCK   CAP GROWTH   AST HIGH YIELD    AGGRESSIVE      AST MID-CAP    AST SMALL-CAP    CONCENTRATED
   PORTFOLIO    VALUE PORTFOLIO  PORTFOLIO*     PORTFOLIO    GROWTH PORTFOLIO VALUE PORTFOLIO VALUE PORTFOLIO GROWTH PORTFOLIO
--------------- --------------- ------------- -------------- ---------------- --------------- --------------- ----------------
  $85,179,205     $6,050,008     $        0    $11,409,719     $ 8,661,558      $5,953,093      $5,461,308      $ 8,999,026
  -----------     ----------     ----------    -----------     -----------      ----------      ----------      -----------
  $85,179,205     $6,050,008     $        0    $11,409,719     $ 8,661,558      $5,953,093      $5,461,308      $ 8,999,026
  ===========     ==========     ==========    ===========     ===========      ==========      ==========      ===========

  $85,179,205     $6,050,008     $        0    $11,409,719     $ 8,661,558      $5,953,093      $5,461,308      $ 8,999,026
  -----------     ----------     ----------    -----------     -----------      ----------      ----------      -----------
  $85,179,205     $6,050,008     $        0    $11,409,719     $ 8,661,558      $5,953,093      $5,461,308      $ 8,999,026
  ===========     ==========     ==========    ===========     ===========      ==========      ==========      ===========

    8,024,460        595,589              0      1,019,827         859,377         549,671         521,742          872,417
  ===========     ==========     ==========    ===========     ===========      ==========      ==========      ===========

    6,603,039        710,929              0      1,582,485       1,079,995         519,921         430,363          342,951
  $     12.90     $     8.51     $     0.00    $      7.21     $      8.02      $    11.45      $    12.69      $     26.24
  $82,670,302     $6,067,507     $        0    $11,298,170     $ 9,256,267      $5,811,175      $5,324,580      $ 8,804,510


                                                   SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------
AST J.P. MORGAN                 AST NEUBERGER                                                                   AST GOLDMAN
   STRATEGIC                    BERMAN SMALL-                 AST FEDERATED                                        SACHS
 OPPORTUNITIES   AST BLACKROCK   CAP GROWTH   AST HIGH YIELD    AGGRESSIVE      AST MID-CAP    AST SMALL-CAP    CONCENTRATED
   PORTFOLIO    VALUE PORTFOLIO  PORTFOLIO*     PORTFOLIO    GROWTH PORTFOLIO VALUE PORTFOLIO VALUE PORTFOLIO GROWTH PORTFOLIO
--------------- --------------- ------------- -------------- ---------------- --------------- --------------- ----------------
  $   721,105     $   42,917     $        0    $   703,670     $    44,514      $   46,774      $   38,298      $    17,138
  -----------     ----------     ----------    -----------     -----------      ----------      ----------      -----------

    1,344,708        100,350         30,873        183,041         164,625         116,895         108,450          167,000
  -----------     ----------     ----------    -----------     -----------      ----------      ----------      -----------

     (623,603)       (57,433)       (30,873)       520,629        (120,111)        (70,121)        (70,152)        (149,862)
  -----------     ----------     ----------    -----------     -----------      ----------      ----------      -----------

            0              0              0              0               0               0               0                0
      417,664       (427,702)     1,450,641       (156,595)     (1,802,400)       (275,890)       (361,914)        (116,211)
   (2,330,731)      (196,127)      (720,624)      (336,919)     (1,242,562)       (586,466)       (565,184)        (915,576)
  -----------     ----------     ----------    -----------     -----------      ----------      ----------      -----------

   (1,913,067)      (623,829)       730,017       (493,514)     (3,044,962)       (862,356)       (927,098)      (1,031,787)
  -----------     ----------     ----------    -----------     -----------      ----------      ----------      -----------

  $(2,536,670)    $ (681,262)    $  699,144    $    27,115     $(3,165,073)     $ (932,477)     $ (997,250)     $(1,181,649)
  ===========     ==========     ==========    ===========     ===========      ==========      ==========      ===========

*  The subaccount is no longer available for investment as of December 31, 2011.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A6

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2011

                                                                                 SUBACCOUNTS
                                               ------------------------------------------------------------------------------

                                                 AST GOLDMAN                    AST LORD ABBETT   AST MARSICO
                                                SACHS MID-CAP    AST LARGE-CAP     CORE FIXED    CAPITAL GROWTH AST MFS GROWTH
                                               GROWTH PORTFOLIO VALUE PORTFOLIO INCOME PORTFOLIO   PORTFOLIO      PORTFOLIO
                                               ---------------- --------------- ---------------- -------------- --------------
ASSETS
  Investment in the portfolios, at fair value.   $11,358,598      $7,376,737      $18,984,628     $18,293,433     $4,779,596
                                                 -----------      ----------      -----------     -----------     ----------
  Net Assets..................................   $11,358,598      $7,376,737      $18,984,628     $18,293,433     $4,779,596
                                                 ===========      ==========      ===========     ===========     ==========

NET ASSETS, representing:
  Accumulation units..........................   $11,358,598      $7,376,737      $18,984,628     $18,293,433     $4,779,596
                                                 -----------      ----------      -----------     -----------     ----------
                                                 $11,358,598      $7,376,737      $18,984,628     $18,293,433     $4,779,596
                                                 ===========      ==========      ===========     ===========     ==========

  Units outstanding...........................     1,007,755         840,825        1,575,997       1,718,281        455,535
                                                 ===========      ==========      ===========     ===========     ==========

  Portfolio shares held.......................     2,267,185         585,455        1,680,056         957,270        501,006
  Portfolio net asset value per share.........   $      5.01      $    12.60      $     11.30     $     19.11     $     9.54
  Investment in portfolio shares, at cost.....   $11,112,276      $8,317,463      $18,114,125     $17,793,469     $4,640,577

STATEMENT OF OPERATIONS
For the year ended December 31, 2011
                                                                                 SUBACCOUNTS
                                               ------------------------------------------------------------------------------

                                                 AST GOLDMAN                    AST LORD ABBETT   AST MARSICO
                                                SACHS MID-CAP    AST LARGE-CAP     CORE FIXED    CAPITAL GROWTH AST MFS GROWTH
                                               GROWTH PORTFOLIO VALUE PORTFOLIO INCOME PORTFOLIO   PORTFOLIO      PORTFOLIO
                                               ---------------- --------------- ---------------- -------------- --------------
INVESTMENT INCOME
  Dividend income.............................   $         0      $   90,433      $   169,543     $    65,663     $   17,942
                                                 -----------      ----------      -----------     -----------     ----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................       207,851         112,554          180,826         349,846         78,168
                                                 -----------      ----------      -----------     -----------     ----------

NET INVESTMENT INCOME (LOSS)..................      (207,851)        (22,121)         (11,283)       (284,183)       (60,226)
                                                 -----------      ----------      -----------     -----------     ----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........       741,248               0                0               0              0
  Realized gain (loss) on shares
   redeemed...................................      (824,237)       (450,623)         311,717        (313,211)        (2,894)
  Net change in unrealized gain (loss) on
   investments................................    (1,344,424)       (100,386)         534,735      (1,384,872)      (277,215)
                                                 -----------      ----------      -----------     -----------     ----------

NET GAIN (LOSS) ON INVESTMENTS................    (1,427,413)       (551,009)         846,452      (1,698,083)      (280,109)
                                                 -----------      ----------      -----------     -----------     ----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................   $(1,635,264)     $ (573,130)     $   835,169     $(1,982,266)    $ (340,335)
                                                 ===========      ==========      ===========     ===========     ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A7

                                               SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------
                 AST NEUBERGER                  AST T. ROWE                AST T. ROWE   AST T. ROWE
 AST NEUBERGER   BERMAN / LSV     AST PIMCO     PRICE EQUITY  AST QMA US  PRICE NATURAL  PRICE ASSET
 BERMAN MID-CAP  MID-CAP VALUE LIMITED MATURITY    INCOME    EQUITY ALPHA   RESOURCES    ALLOCATION    AST MFS GLOBAL
GROWTH PORTFOLIO   PORTFOLIO    BOND PORTFOLIO   PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO   EQUITY PORTFOLIO
---------------- ------------- ---------------- ------------ ------------ ------------- ------------  ----------------
  $10,192,969     $ 8,617,159    $15,100,283     $7,093,624   $3,025,276   $20,366,272  $264,164,701     $7,785,786
  -----------     -----------    -----------     ----------   ----------   -----------  ------------     ----------
  $10,192,969     $ 8,617,159    $15,100,283     $7,093,624   $3,025,276   $20,366,272  $264,164,701     $7,785,786
  ===========     ===========    ===========     ==========   ==========   ===========  ============     ==========

  $10,192,969     $ 8,617,159    $15,100,283     $7,093,624   $3,025,276   $20,366,272  $264,164,701     $7,785,786
  -----------     -----------    -----------     ----------   ----------   -----------  ------------     ----------
  $10,192,969     $ 8,617,159    $15,100,283     $7,093,624   $3,025,276   $20,366,272  $264,164,701     $7,785,786
  ===========     ===========    ===========     ==========   ==========   ===========  ============     ==========

      862,295         816,821      1,418,816        750,360      293,943     2,023,534    24,391,241        738,448
  ===========     ===========    ===========     ==========   ==========   ===========  ============     ==========

      469,290         588,604      1,431,306        873,599      261,929     1,065,739    15,349,489        796,907
  $     21.72     $     14.64    $     10.55     $     8.12   $    11.55   $     19.11  $      17.21     $     9.77
  $ 9,786,072     $ 8,426,218    $15,170,884     $6,893,776   $2,979,664   $22,039,022  $253,692,488     $7,759,861


                                               SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------
                 AST NEUBERGER                  AST T. ROWE                AST T. ROWE   AST T. ROWE
 AST NEUBERGER   BERMAN / LSV     AST PIMCO     PRICE EQUITY  AST QMA US  PRICE NATURAL  PRICE ASSET
 BERMAN MID-CAP  MID-CAP VALUE LIMITED MATURITY    INCOME    EQUITY ALPHA   RESOURCES    ALLOCATION    AST MFS GLOBAL
GROWTH PORTFOLIO   PORTFOLIO    BOND PORTFOLIO   PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO   EQUITY PORTFOLIO
---------------- ------------- ---------------- ------------ ------------ ------------- ------------  ----------------
  $         0     $    87,886    $   131,650     $   87,051   $   22,594   $   150,253  $  2,630,093     $   42,503
  -----------     -----------    -----------     ----------   ----------   -----------  ------------     ----------



      177,994         154,456        231,147        131,549       49,257       406,689     3,952,440        139,096
  -----------     -----------    -----------     ----------   ----------   -----------  ------------     ----------

     (177,994)        (66,570)       (99,497)       (44,498)     (26,663)     (256,436)   (1,322,347)       (96,593)
  -----------     -----------    -----------     ----------   ----------   -----------  ------------     ----------



            0               0        241,403              0            0             0             0              0

      (47,566)       (531,932)       (37,787)      (527,438)     (89,648)   (1,798,291)   (1,970,220)      (202,245)

     (609,919)       (584,289)       (23,378)      (281,119)     (41,070)   (4,185,345)   (5,886,549)      (669,993)
  -----------     -----------    -----------     ----------   ----------   -----------  ------------     ----------

     (657,485)     (1,116,221)       180,238       (808,557)    (130,718)   (5,983,636)   (7,856,769)      (872,238)
  -----------     -----------    -----------     ----------   ----------   -----------  ------------     ----------

  $  (835,479)    $(1,182,791)   $    80,741     $ (853,055)  $ (157,381)  $(6,240,072) $ (9,179,116)    $ (968,831)
  ===========     ===========    ===========     ==========   ==========   ===========  ============     ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A8

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2011

                                                                               SUBACCOUNTS
                                               ---------------------------------------------------------------------------
                                                                                                              AST ACADEMIC
                                                                                AST WELLINGTON  AST CAPITAL    STRATEGIES
                                                 AST JPMORGAN    AST T. ROWE      MANAGEMENT    GROWTH ASSET     ASSET
                                                INTERNATIONAL    PRICE GLOBAL       HEDGED       ALLOCATION    ALLOCATION
                                               EQUITY PORTFOLIO BOND PORTFOLIO EQUITY PORTFOLIO  PORTFOLIO     PORTFOLIO
                                               ---------------- -------------- ---------------- ------------  ------------
ASSETS
  Investment in the portfolios, at fair value.   $12,053,672     $11,416,125     $16,414,783    $216,804,339  $249,345,914
                                                 -----------     -----------     -----------    ------------  ------------
  Net Assets..................................   $12,053,672     $11,416,125     $16,414,783    $216,804,339  $249,345,914
                                                 ===========     ===========     ===========    ============  ============

NET ASSETS, representing:
  Accumulation units..........................   $12,053,672     $11,416,125     $16,414,783    $216,804,339  $249,345,914
                                                 -----------     -----------     -----------    ------------  ------------
                                                 $12,053,672     $11,416,125     $16,414,783    $216,804,339  $249,345,914
                                                 ===========     ===========     ===========    ============  ============

  Units outstanding...........................     1,313,564       1,035,375       1,819,065      21,420,963    24,615,273
                                                 ===========     ===========     ===========    ============  ============

  Portfolio shares held.......................       647,699       1,027,554       1,825,894      21,381,098    24,279,057
  Portfolio net asset value per share.........   $     18.61     $     11.11     $      8.99    $      10.14  $      10.27
  Investment in portfolio shares, at cost.....   $12,511,776     $11,383,586     $16,211,278    $215,826,369  $248,697,052

STATEMENT OF OPERATIONS
For the year ended December 31, 2011
                                                                               SUBACCOUNTS
                                               ---------------------------------------------------------------------------
                                                                                                              AST ACADEMIC
                                                                                AST WELLINGTON  AST CAPITAL    STRATEGIES
                                                 AST JPMORGAN    AST T. ROWE      MANAGEMENT    GROWTH ASSET     ASSET
                                                INTERNATIONAL    PRICE GLOBAL       HEDGED       ALLOCATION    ALLOCATION
                                               EQUITY PORTFOLIO BOND PORTFOLIO EQUITY PORTFOLIO  PORTFOLIO     PORTFOLIO
                                               ---------------- -------------- ---------------- ------------  ------------
INVESTMENT INCOME
  Dividend income.............................   $   196,438     $   307,550     $    30,708    $  1,224,542  $  1,620,054
                                                 -----------     -----------     -----------    ------------  ------------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................       229,809         185,353         183,279       4,225,479     4,749,114
                                                 -----------     -----------     -----------    ------------  ------------

NET INVESTMENT INCOME (LOSS)..................       (33,371)        122,197        (152,571)     (3,000,937)   (3,129,060)
                                                 -----------     -----------     -----------    ------------  ------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........             0          85,984               0               0             0
  Realized gain (loss) on shares
   redeemed...................................      (989,607)        132,783          26,689      (2,357,253)   (1,423,314)
  Net change in unrealized gain (loss) on
   investments................................    (1,560,593)        (58,783)       (630,011)    (14,290,332)  (13,767,759)
                                                 -----------     -----------     -----------    ------------  ------------

NET GAIN (LOSS) ON INVESTMENTS................    (2,550,200)        159,984        (603,322)    (16,647,585)  (15,191,073)
                                                 -----------     -----------     -----------    ------------  ------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................   $(2,583,571)    $   282,181     $  (755,893)   $(19,648,522) $(18,320,133)
                                                 ===========     ===========     ===========    ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A9

                                          SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------
                    AST         AST FIRST     AST FIRST                 AST T. ROWE
AST BALANCED    PRESERVATION      TRUST     TRUST CAPITAL     AST          PRICE                      AST
   ASSET           ASSET        BALANCED    APPRECIATION    ADVANCED     LARGE-CAP    AST MONEY    SMALL-CAP
 ALLOCATION      ALLOCATION      TARGET        TARGET      STRATEGIES     GROWTH       MARKET       GROWTH
 PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO
------------    ------------  ------------  ------------- ------------  -----------  -----------  ----------
$352,781,945    $266,300,550  $138,312,744  $113,082,406  $182,811,037  $16,199,304  $21,882,063  $7,766,322
------------    ------------  ------------  ------------  ------------  -----------  -----------  ----------
$352,781,945    $266,300,550  $138,312,744  $113,082,406  $182,811,037  $16,199,304  $21,882,063  $7,766,322
============    ============  ============  ============  ============  ===========  ===========  ==========

$352,781,945    $266,300,550  $138,312,744  $113,082,406  $182,811,037  $16,199,304  $21,882,063  $7,766,322
------------    ------------  ------------  ------------  ------------  -----------  -----------  ----------
$352,781,945    $266,300,550  $138,312,744  $113,082,406  $182,811,037  $16,199,304  $21,882,063  $7,766,322
============    ============  ============  ============  ============  ===========  ===========  ==========

  33,653,172      24,615,353    13,265,213    11,105,442    17,018,736    1,502,529    2,221,281     646,526
============    ============  ============  ============  ============  ===========  ===========  ==========

  32,335,650      22,644,605    14,620,797    12,291,566    16,864,487    1,331,085   21,882,063     384,471
$      10.91    $      11.76  $       9.46  $       9.20  $      10.84  $     12.17  $      1.00  $    20.20
$338,373,019    $253,505,288  $135,959,569  $113,785,184  $177,927,881  $15,695,473  $21,882,063  $7,183,580


                                          SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------
                    AST         AST FIRST     AST FIRST                 AST T. ROWE
AST BALANCED    PRESERVATION      TRUST     TRUST CAPITAL     AST          PRICE                      AST
   ASSET           ASSET        BALANCED    APPRECIATION    ADVANCED     LARGE-CAP    AST MONEY    SMALL-CAP
 ALLOCATION      ALLOCATION      TARGET        TARGET      STRATEGIES     GROWTH       MARKET       GROWTH
 PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO
------------    ------------  ------------  ------------- ------------  -----------  -----------  ----------
$  2,321,987    $  2,113,347  $  2,263,490  $  1,475,558  $  1,781,357  $         0  $     3,485  $        0
------------    ------------  ------------  ------------  ------------  -----------  -----------  ----------

   6,171,933       3,984,644     2,209,615     2,101,204     2,890,425      277,130      287,897     124,005
------------    ------------  ------------  ------------  ------------  -----------  -----------  ----------

  (3,849,946)     (1,871,297)       53,875      (625,646)   (1,109,068)    (277,130)    (284,412)   (124,005)
------------    ------------  ------------  ------------  ------------  -----------  -----------  ----------

           0               0             0             0             0            0            0           0
   2,153,974       2,465,464    (3,011,507)   (5,279,801)   (2,073,998)    (119,297)           0      43,373
 (17,882,809)     (3,977,122)   (6,154,694)  (11,932,967)   (6,404,600)  (1,259,418)           0    (609,710)
------------    ------------  ------------  ------------  ------------  -----------  -----------  ----------

 (15,728,835)     (1,511,658)   (9,166,201)  (17,212,768)   (8,478,598)  (1,378,715)           0    (566,337)
------------    ------------  ------------  ------------  ------------  -----------  -----------  ----------

$(19,578,781)   $ (3,382,955) $ (9,112,326) $(17,838,414) $ (9,587,666) $(1,655,845) $  (284,412) $ (690,342)
============    ============  ============  ============  ============  ===========  ===========  ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A10

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2011

                                                                                SUBACCOUNTS
                                               ----------------------------------------------------------------------------
                                                                   AST
                                                 AST PIMCO    INTERNATIONAL                                   AST INVESTMENT
                                                TOTAL RETURN      VALUE     AST INTERNATIONAL NVIT DEVELOPING   GRADE BOND
                                               BOND PORTFOLIO   PORTFOLIO   GROWTH PORTFOLIO   MARKETS FUND     PORTFOLIO
                                               -------------- ------------- ----------------- --------------- --------------
ASSETS
  Investment in the portfolios, at fair value.  $154,437,971   $ 4,480,177     $ 7,164,025      $  670,330     $688,204,214
                                                ------------   -----------     -----------      ----------     ------------
  Net Assets..................................  $154,437,971   $ 4,480,177     $ 7,164,025      $  670,330     $688,204,214
                                                ============   ===========     ===========      ==========     ============

NET ASSETS, representing:
  Accumulation units..........................  $154,437,971   $ 4,480,177     $ 7,164,025      $  670,330     $688,204,214
                                                ------------   -----------     -----------      ----------     ------------
                                                $154,437,971   $ 4,480,177     $ 7,164,025      $  670,330     $688,204,214
                                                ============   ===========     ===========      ==========     ============

  Units outstanding...........................    14,092,072       494,113         784,260          51,346       56,740,197
                                                ============   ===========     ===========      ==========     ============

  Portfolio shares held.......................    12,967,084       330,885         717,838         124,135      112,451,669
  Portfolio net asset value per share.........  $      11.91   $     13.54     $      9.98      $     5.40     $       6.12
  Investment in portfolio shares, at cost.....  $154,665,301   $ 4,843,262     $ 7,546,335      $1,068,392     $673,627,043

STATEMENT OF OPERATIONS
For the year ended December 31, 2011
                                                                                SUBACCOUNTS
                                               ----------------------------------------------------------------------------
                                                                   AST
                                                 AST PIMCO    INTERNATIONAL                                   AST INVESTMENT
                                                TOTAL RETURN      VALUE     AST INTERNATIONAL NVIT DEVELOPING   GRADE BOND
                                               BOND PORTFOLIO   PORTFOLIO   GROWTH PORTFOLIO   MARKETS FUND     PORTFOLIO
                                               -------------- ------------- ----------------- --------------- --------------
INVESTMENT INCOME
  Dividend income.............................  $  2,889,631   $    79,639     $    56,203      $    2,474     $    540,386
                                                ------------   -----------     -----------      ----------     ------------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................     2,539,011        89,688         137,264          15,673        4,389,811
                                                ------------   -----------     -----------      ----------     ------------

NET INVESTMENT INCOME (LOSS)..................       350,620       (10,049)        (81,061)        (13,199)      (3,849,425)
                                                ------------   -----------     -----------      ----------     ------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........     5,614,561             0               0               0        2,420,829
  Realized gain (loss) on shares
   redeemed...................................      (984,745)     (507,100)       (773,683)       (855,034)       1,521,101
  Net change in unrealized gain (loss) on
   investments................................    (2,390,884)     (628,081)       (972,097)        622,061       14,626,636
                                                ------------   -----------     -----------      ----------     ------------

NET GAIN (LOSS) ON INVESTMENTS................     2,238,932    (1,135,181)     (1,745,780)       (232,973)      18,568,566
                                                ------------   -----------     -----------      ----------     ------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................  $  2,589,552   $(1,145,230)    $(1,826,841)     $ (246,172)    $ 14,719,141
                                                ============   ===========     ===========      ==========     ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A11

                                                    SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------------
                                                                                   FRANKLIN
  AST WESTERN                                                   AST PARAMETRIC   TEMPLETON VIP    AST GOLDMAN    AST CLS GROWTH
ASSET CORE PLUS    AST BOND       AST BOND    AST GLOBAL REAL  EMERGING MARKETS FOUNDING FUNDS  SACHS SMALL-CAP ASSET ALLOCATION
BOND PORTFOLIO  PORTFOLIO 2018 PORTFOLIO 2019 ESTATE PORTFOLIO EQUITY PORTFOLIO ALLOCATION FUND VALUE PORTFOLIO    PORTFOLIO
--------------- -------------- -------------- ---------------- ---------------- --------------- --------------- ----------------
  $28,879,973    $21,048,746       $    1        $3,471,548      $14,498,653     $119,692,672     $11,039,742     $81,483,863
  -----------    -----------       ------        ----------      -----------     ------------     -----------     -----------
  $28,879,973    $21,048,746       $    1        $3,471,548      $14,498,653     $119,692,672     $11,039,742     $81,483,863
  ===========    ===========       ======        ==========      ===========     ============     ===========     ===========

  $28,879,973    $21,048,746       $    1        $3,471,548      $14,498,653     $119,692,672     $11,039,742     $81,483,863
  -----------    -----------       ------        ----------      -----------     ------------     -----------     -----------
  $28,879,973    $21,048,746       $    1        $3,471,548      $14,498,653     $119,692,672     $11,039,742     $81,483,863
  ===========    ===========       ======        ==========      ===========     ============     ===========     ===========

    2,627,749      1,787,276            0           333,835        1,592,487       11,945,693         959,394       7,911,117
  ===========    ===========       ======        ==========      ===========     ============     ===========     ===========

    2,699,063      1,776,266            0           458,593        1,846,962       15,769,786       1,048,409       7,880,451
  $     10.70    $     11.85       $11.08        $     7.57      $      7.85     $       7.59     $     10.53     $     10.34
  $28,242,242    $20,434,816       $    1        $3,490,901      $15,923,102     $117,595,241     $10,344,164     $80,612,471


                                                    SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------------
                                                                                   FRANKLIN
  AST WESTERN                                                   AST PARAMETRIC   TEMPLETON VIP    AST GOLDMAN    AST CLS GROWTH
ASSET CORE PLUS    AST BOND       AST BOND    AST GLOBAL REAL  EMERGING MARKETS FOUNDING FUNDS  SACHS SMALL-CAP ASSET ALLOCATION
BOND PORTFOLIO  PORTFOLIO 2018 PORTFOLIO 2019 ESTATE PORTFOLIO EQUITY PORTFOLIO ALLOCATION FUND VALUE PORTFOLIO    PORTFOLIO
--------------- -------------- -------------- ---------------- ---------------- --------------- --------------- ----------------
  $   831,014    $    13,501       $  100        $   89,849      $   185,848     $     22,729     $    59,120     $   240,197
  -----------    -----------       ------        ----------      -----------     ------------     -----------     -----------

      496,850        191,016          212            65,259          328,683        2,167,265         199,939       1,398,720
  -----------    -----------       ------        ----------      -----------     ------------     -----------     -----------

      334,164       (177,515)        (112)           24,590         (142,835)      (2,144,536)       (140,819)     (1,158,523)
  -----------    -----------       ------        ----------      -----------     ------------     -----------     -----------

      462,908        307,854        2,092                 0                0                0               0         832,012
      364,517         50,058         (610)         (179,409)      (1,900,072)      (4,030,882)       (340,918)     (3,191,974)
      187,065        612,200         (579)         (375,870)      (3,298,453)      (5,447,041)       (608,211)     (5,453,108)
  -----------    -----------       ------        ----------      -----------     ------------     -----------     -----------

    1,014,490        970,112          903          (555,279)      (5,198,525)      (9,477,923)       (949,129)     (7,813,070)
  -----------    -----------       ------        ----------      -----------     ------------     -----------     -----------

  $ 1,348,654    $   792,597       $  791        $ (530,689)     $(5,341,360)    $(11,622,459)    $(1,089,948)    $(8,971,593)
  ===========    ===========       ======        ==========      ===========     ============     ===========     ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A12

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2011

                                                                              SUBACCOUNTS
                                               ------------------------------------------------------------------------
                                                                AST HORIZON   AST HORIZON
                                               AST CLS MODERATE GROWTH ASSET MODERATE ASSET AST FI PYRAMIS(R) PROFUND VP
                                               ASSET ALLOCATION  ALLOCATION    ALLOCATION   ASSET ALLOCATION   CONSUMER
                                                  PORTFOLIO      PORTFOLIO     PORTFOLIO        PORTFOLIO      SERVICES
                                               ---------------- ------------ -------------- ----------------- ----------
ASSETS
  Investment in the portfolios, at fair value.   $114,175,261   $52,173,792   $86,340,779      $53,096,580     $318,360
                                                 ------------   -----------   -----------      -----------     --------
  Net Assets..................................   $114,175,261   $52,173,792   $86,340,779      $53,096,580     $318,360
                                                 ============   ===========   ===========      ===========     ========

NET ASSETS, representing:
  Accumulation units..........................   $114,175,261   $52,173,792   $86,340,779      $53,096,580     $318,360
                                                 ------------   -----------   -----------      -----------     --------
                                                 $114,175,261   $52,173,792   $86,340,779      $53,096,580     $318,360
                                                 ============   ===========   ===========      ===========     ========

  Units outstanding...........................     11,121,340     4,964,168     8,325,112        5,117,071       28,187
                                                 ============   ===========   ===========      ===========     ========

  Portfolio shares held.......................     11,893,256     5,412,219     8,668,753        5,678,779        9,427
  Portfolio net asset value per share.........   $       9.60   $      9.64   $      9.96      $      9.35     $  33.77
  Investment in portfolio shares, at cost.....   $112,679,125   $51,893,842   $85,278,162      $53,176,112     $267,207

STATEMENT OF OPERATIONS
For the year ended December 31, 2011
                                                                              SUBACCOUNTS
                                               ------------------------------------------------------------------------
                                                                AST HORIZON   AST HORIZON
                                               AST CLS MODERATE GROWTH ASSET MODERATE ASSET AST FI PYRAMIS(R) PROFUND VP
                                               ASSET ALLOCATION  ALLOCATION    ALLOCATION   ASSET ALLOCATION   CONSUMER
                                                  PORTFOLIO      PORTFOLIO     PORTFOLIO        PORTFOLIO      SERVICES
                                               ---------------- ------------ -------------- ----------------- ----------
INVESTMENT INCOME
  Dividend income.............................   $    425,143   $   171,630   $   378,042      $   115,053     $      0
                                                 ------------   -----------   -----------      -----------     --------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................      1,746,490       836,358     1,311,828          884,300        4,782
                                                 ------------   -----------   -----------      -----------     --------

NET INVESTMENT INCOME (LOSS)..................     (1,321,347)     (664,728)     (933,786)        (769,247)      (4,782)
                                                 ------------   -----------   -----------      -----------     --------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........      1,704,048     2,205,561     3,870,248        1,983,750            0
  Realized gain (loss) on shares
   redeemed...................................     (2,260,018)   (2,206,377)   (1,431,415)      (3,104,763)      28,940
  Net change in unrealized gain (loss) on
   investments................................     (5,736,625)   (3,293,153)   (5,382,931)      (3,444,372)     (23,814)
                                                 ------------   -----------   -----------      -----------     --------

NET GAIN (LOSS) ON INVESTMENTS................     (6,292,595)   (3,293,969)   (2,944,098)      (4,565,385)       5,126
                                                 ------------   -----------   -----------      -----------     --------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................   $ (7,613,942)  $(3,958,697)  $(3,877,884)     $(5,334,632)    $    344
                                                 ============   ===========   ===========      ===========     ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A13

                              SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------

  PROFUND VP                                      PROFUND VP PROFUND VP
CONSUMER GOODS PROFUND VP PROFUND VP  PROFUND VP   MID-CAP    MID-CAP   PROFUND VP
  PORTFOLIO    FINANCIALS HEALTH CARE INDUSTRIALS   GROWTH     VALUE    REAL ESTATE
-------------- ---------- ----------- ----------- ---------- ---------- -----------
   $309,464    $ 460,756   $367,076    $289,434    $ 87,030   $80,928    $109,609
   --------    ---------   --------    --------    --------   -------    --------
   $309,464    $ 460,756   $367,076    $289,434    $ 87,030   $80,928    $109,609
   ========    =========   ========    ========    ========   =======    ========

   $309,464    $ 460,756   $367,076    $289,434    $ 87,030   $80,928    $109,609
   --------    ---------   --------    --------    --------   -------    --------
   $309,464    $ 460,756   $367,076    $289,434    $ 87,030   $80,928    $109,609
   ========    =========   ========    ========    ========   =======    ========

     27,614       83,052     33,986      32,874       8,510     8,634      12,429
   ========    =========   ========    ========    ========   =======    ========

      8,474       26,992     11,565       8,024       2,620     3,244       2,424
   $  36.52    $   17.07   $  31.74    $  36.07    $  33.22   $ 24.95    $  45.22
   $261,878    $ 456,661   $317,006    $253,921    $ 82,270   $73,276    $ 90,597


                              SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------

  PROFUND VP                                      PROFUND VP PROFUND VP
CONSUMER GOODS PROFUND VP PROFUND VP  PROFUND VP   MID-CAP    MID-CAP   PROFUND VP
  PORTFOLIO    FINANCIALS HEALTH CARE INDUSTRIALS   GROWTH     VALUE    REAL ESTATE
-------------- ---------- ----------- ----------- ---------- ---------- -----------
   $  4,038    $       0   $  1,182    $    947    $      0   $   113    $      0
   --------    ---------   --------    --------    --------   -------    --------

      4,688        7,239      5,777       4,995       1,427     1,097       1,951
   --------    ---------   --------    --------    --------   -------    --------

       (650)      (7,239)    (4,595)     (4,048)     (1,427)     (984)     (1,951)
   --------    ---------   --------    --------    --------   -------    --------

          0            0          0           0           0         0           0
     24,821      (18,867)    25,471      22,262       5,612     1,664      20,887
    (17,033)     (78,387)    (2,293)    (48,784)    (15,105)   (9,053)    (21,958)
   --------    ---------   --------    --------    --------   -------    --------

      7,788      (97,254)    23,178     (26,522)     (9,493)   (7,389)     (1,071)
   --------    ---------   --------    --------    --------   -------    --------

   $  7,138    $(104,493)  $ 18,583    $(30,570)   $(10,920)  $(8,373)   $ (3,022)
   ========    =========   ========    ========    ========   =======    ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A14

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2011

                                                                        SUBACCOUNTS
                                               -------------------------------------------------------------


                                               PROFUND VP PROFUND VP                               PROFUND VP
                                               SMALL-CAP  SMALL-CAP      PROFUND VP     PROFUND VP LARGE-CAP
                                                 GROWTH     VALUE    TELECOMMUNICATIONS UTILITIES    GROWTH
                                               ---------- ---------- ------------------ ---------- ----------
ASSETS
  Investment in the portfolios, at fair value.  $26,096    $19,259        $254,740       $258,742   $36,943
                                                -------    -------        --------       --------   -------
  Net Assets..................................  $26,096    $19,259        $254,740       $258,742   $36,943
                                                =======    =======        ========       ========   =======

NET ASSETS, representing:
  Accumulation units..........................  $26,096    $19,259        $254,740       $258,742   $36,943
                                                -------    -------        --------       --------   -------
                                                $26,096    $19,259        $254,740       $258,742   $36,943
                                                =======    =======        ========       ========   =======

  Units outstanding...........................    2,491      1,988          28,944         27,191     3,831
                                                =======    =======        ========       ========   =======

  Portfolio shares held.......................      900        736          34,102          7,969     1,068
  Portfolio net asset value per share.........  $ 29.00    $ 26.17        $   7.47       $  32.47   $ 34.60
  Investment in portfolio shares, at cost.....  $23,340    $16,900        $237,502       $224,280   $33,464

STATEMENT OF OPERATIONS
For the year ended December 31, 2011
                                                                        SUBACCOUNTS
                                               -------------------------------------------------------------


                                               PROFUND VP PROFUND VP                               PROFUND VP
                                               SMALL-CAP  SMALL-CAP      PROFUND VP     PROFUND VP LARGE-CAP
                                                 GROWTH     VALUE    TELECOMMUNICATIONS UTILITIES    GROWTH
                                               ---------- ---------- ------------------ ---------- ----------
INVESTMENT INCOME
  Dividend income.............................  $     0    $     0        $  7,704       $  6,639   $     0
                                                -------    -------        --------       --------   -------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................      383        342           3,871          3,986       824
                                                -------    -------        --------       --------   -------

NET INVESTMENT INCOME (LOSS)..................     (383)      (342)          3,833          2,653      (824)
                                                -------    -------        --------       --------   -------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........       43          0               0              0         0
  Realized gain (loss) on shares
   redeemed...................................    3,513      2,484           1,355         14,234     5,278
  Net change in unrealized gain (loss) on
   investments................................   (4,807)    (4,269)        (17,520)        14,867    (6,626)
                                                -------    -------        --------       --------   -------

NET GAIN (LOSS) ON INVESTMENTS................   (1,251)    (1,785)        (16,165)        29,101    (1,348)
                                                -------    -------        --------       --------   -------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................  $(1,634)   $(2,127)       $(12,332)      $ 31,754   $(2,172)
                                                =======    =======        ========       ========   =======

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A15

                                             SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------
                                                        CREDIT SUISSE                                 WELLS FARGO
                                                            TRUST                                     ADVANTAGE VT
PROFUND VP  AST BOND   AST JENNISON     AST JENNISON    INTERNATIONAL                                 CORE EQUITY
LARGE-CAP   PORTFOLIO    LARGE-CAP       LARGE-CAP     EQUITY FLEX III    AST BOND       AST BOND      PORTFOLIO
  VALUE       2020    VALUE PORTFOLIO GROWTH PORTFOLIO   PORTFOLIO*    PORTFOLIO 2017 PORTFOLIO 2021 SHARE CLASS 1*
----------  --------- --------------- ---------------- --------------- -------------- -------------- --------------
 $140,580   $745,887    $3,336,250       $4,657,450       $       0     $21,132,370    $33,532,170      $      0
 --------   --------    ----------       ----------       ---------     -----------    -----------      --------
 $140,580   $745,887    $3,336,250       $4,657,450       $       0     $21,132,370    $33,532,170      $      0
 ========   ========    ==========       ==========       =========     ===========    ===========      ========

 $140,580   $745,887    $3,336,250       $4,657,450       $       0     $21,132,370    $33,532,170      $      0
 --------   --------    ----------       ----------       ---------     -----------    -----------      --------
 $140,580   $745,887    $3,336,250       $4,657,450       $       0     $21,132,370    $33,532,170      $      0
 ========   ========    ==========       ==========       =========     ===========    ===========      ========

   17,584     65,882       338,692          435,071               0       1,835,904      2,641,568             0
 ========   ========    ==========       ==========       =========     ===========    ===========      ========

    5,902     72,699       298,146          382,385               0       1,820,187      2,489,396             0
 $  23.82   $  10.26    $    11.19       $    12.18       $    0.00     $     11.61    $     13.47      $   0.00
 $130,730   $716,660    $3,370,552       $4,635,012       $       0     $20,729,162    $31,534,227      $      0


                                             SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------
                                                        CREDIT SUISSE                                 WELLS FARGO
                                                            TRUST                                     ADVANTAGE VT
PROFUND VP  AST BOND   AST JENNISON     AST JENNISON    INTERNATIONAL                                 CORE EQUITY
LARGE-CAP   PORTFOLIO    LARGE-CAP       LARGE-CAP     EQUITY FLEX III    AST BOND       AST BOND      PORTFOLIO
  VALUE       2020    VALUE PORTFOLIO GROWTH PORTFOLIO   PORTFOLIO*    PORTFOLIO 2017 PORTFOLIO 2021 SHARE CLASS 1*
----------  --------- --------------- ---------------- --------------- -------------- -------------- --------------
 $  1,069   $ 25,512    $   12,531       $        0       $  26,038     $     3,243    $    10,985      $  3,426
 --------   --------    ----------       ----------       ---------     -----------    -----------      --------

    2,097     40,704        62,972           67,085           9,848         165,580        361,836         3,510
 --------   --------    ----------       ----------       ---------     -----------    -----------      --------

   (1,028)   (15,192)      (50,441)         (67,085)         16,190        (162,337)      (350,851)          (84)
 --------   --------    ----------       ----------       ---------     -----------    -----------      --------

        0    317,874        14,020                0               0          23,155              0        74,422
      856    (10,202)     (334,662)        (137,141)        (57,016)         83,003      1,239,362       (49,779)
   (8,180)    32,756      (267,112)        (158,484)        (99,917)        403,543      2,052,415       (59,595)
 --------   --------    ----------       ----------       ---------     -----------    -----------      --------

   (7,324)   340,428      (587,754)        (295,625)       (156,933)        509,701      3,291,777       (34,952)
 --------   --------    ----------       ----------       ---------     -----------    -----------      --------

 $ (8,352)  $325,236    $ (638,195)      $ (362,710)      $(140,743)    $   347,364    $ 2,940,926      $(35,036)
 ========   ========    ==========       ==========       =========     ===========    ===========      ========

*  The subaccount is no longer available for investment as of December 31, 2011.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A16

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2011

                                                                                 SUBACCOUNTS
                                               -------------------------------------------------------------------------------
                                                 WELLS FARGO      WELLS FARGO     WELLS FARGO      WELLS FARGO
                                                  ADVANTAGE      ADVANTAGE VT     ADVANTAGE VT    ADVANTAGE VT
                                               VT INTERNATIONAL  OMEGA GROWTH   SMALL CAP GROWTH SMALL CAP VALUE
                                               EQUITY PORTFOLIO PORTFOLIO SHARE PORTFOLIO SHARE  PORTFOLIO SHARE    AST BOND
                                                SHARE CLASS 1       CLASS 1         CLASS 1          CLASS 1     PORTFOLIO 2022
                                               ---------------- --------------- ---------------- --------------- --------------
ASSETS
  Investment in the portfolios, at fair value.     $205,566        $325,918          $   0           $60,792      $15,603,787
                                                   --------        --------          -----           -------      -----------
  Net Assets..................................     $205,566        $325,918          $   0           $60,792      $15,603,787
                                                   ========        ========          =====           =======      ===========

NET ASSETS, representing:
  Accumulation units..........................     $205,566        $325,918          $   0           $60,792      $15,603,787
                                                   --------        --------          -----           -------      -----------
                                                   $205,566        $325,918          $   0           $60,792      $15,603,787
                                                   ========        ========          =====           =======      ===========

  Units outstanding...........................       16,691         178,914              0             5,634        1,301,756
                                                   ========        ========          =====           =======      ===========

  Portfolio shares held.......................       43,096          14,307              0             7,298        1,274,819
  Portfolio net asset value per share.........     $   4.77        $  22.78          $7.71           $  8.33      $     12.24
  Investment in portfolio shares, at cost.....     $205,668        $274,887          $   0           $53,818      $15,006,067

STATEMENT OF OPERATIONS
For the year ended December 31, 2011
                                                                                 SUBACCOUNTS
                                               -------------------------------------------------------------------------------
                                                 WELLS FARGO      WELLS FARGO     WELLS FARGO      WELLS FARGO
                                                  ADVANTAGE      ADVANTAGE VT     ADVANTAGE VT    ADVANTAGE VT
                                               VT INTERNATIONAL  OMEGA GROWTH   SMALL CAP GROWTH SMALL CAP VALUE
                                               EQUITY PORTFOLIO PORTFOLIO SHARE PORTFOLIO SHARE  PORTFOLIO SHARE    AST BOND
                                                SHARE CLASS 1       CLASS 1         CLASS 1          CLASS 1     PORTFOLIO 2022
                                               ---------------- --------------- ---------------- --------------- --------------
INVESTMENT INCOME
  Dividend income.............................     $  1,434        $      0          $   0           $   585      $         0
                                                   --------        --------          -----           -------      -----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................        3,961           6,228              0             1,097           94,888
                                                   --------        --------          -----           -------      -----------

NET INVESTMENT INCOME (LOSS)..................       (2,527)         (6,228)             0              (512)         (94,888)
                                                   --------        --------          -----           -------      -----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........       10,094           3,129              0                 0                0
  Realized gain (loss) on shares
   redeemed...................................        1,817           5,466              1               888          133,351
  Net change in unrealized gain (loss) on
   investments................................      (43,492)        (27,460)            (1)           (6,272)         597,720
                                                   --------        --------          -----           -------      -----------

NET GAIN (LOSS) ON INVESTMENTS................      (31,581)        (18,865)             0            (5,384)         731,071
                                                   --------        --------          -----           -------      -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................     $(34,108)       $(25,093)         $   0           $(5,896)     $   636,183
                                                   ========        ========          =====           =======      ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A17

                            SUBACCOUNTS (CONTINUED)
         -------------------------------------------------------------

                            WELLS FARGO
           AST BLACKROCK    ADVANTAGE VT  AST PRUDENTIAL AST NEUBERGER
         GLOBAL STRATEGIES  OPPORTUNITY     CORE BOND     BERMAN CORE
             PORTFOLIO     FUND - CLASS 1   PORTFOLIO    BOND PORTFOLIO
         ----------------- -------------- -------------- --------------
            $44,313,773       $268,073       $360,304       $444,289
            -----------       --------       --------       --------
            $44,313,773       $268,073       $360,304       $444,289
            ===========       ========       ========       ========

            $44,313,773       $268,073       $360,304       $444,289
            -----------       --------       --------       --------
            $44,313,773       $268,073       $360,304       $444,289
            ===========       ========       ========       ========

              4,834,702         25,046         35,775         44,118
            ===========       ========       ========       ========

              4,780,342         15,407         35,533         43,859
            $      9.27       $  17.40       $  10.14       $  10.13
            $46,506,773       $254,502       $357,389       $441,183


                            SUBACCOUNTS (CONTINUED)
         -------------------------------------------------------------

                            WELLS FARGO
           AST BLACKROCK    ADVANTAGE VT  AST PRUDENTIAL AST NEUBERGER
         GLOBAL STRATEGIES  OPPORTUNITY     CORE BOND     BERMAN CORE
             PORTFOLIO     FUND - CLASS 1   PORTFOLIO    BOND PORTFOLIO
         ----------------- -------------- -------------- --------------
            $         0       $      0       $      0       $      0
            -----------       --------       --------       --------

                412,731          1,571            370            518
            -----------       --------       --------       --------

               (412,731)        (1,571)          (370)          (518)
            -----------       --------       --------       --------

                      0              0              0              0
               (384,884)            80             18              2
             (2,193,000)        13,571          2,915          3,106
            -----------       --------       --------       --------

             (2,577,884)        13,651          2,933          3,108
            -----------       --------       --------       --------

            $(2,990,615)      $ 12,080       $  2,563       $  2,590
            ===========       ========       ========       ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A18

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                    SUBACCOUNTS
                                   -------------------------------------------------------------------------------
                                    PRUDENTIAL MONEY MARKET   PRUDENTIAL DIVERSIFIED BOND     PRUDENTIAL EQUITY
                                           PORTFOLIO                  PORTFOLIO                   PORTFOLIO
                                   -------------------------  --------------------------  ------------------------
                                    01/01/2011   01/01/2010    01/01/2011    01/01/2010    01/01/2011   01/01/2010
                                        TO           TO            TO            TO            TO           TO
                                    12/31/2011   12/31/2010    12/31/2011    12/31/2010    12/31/2011   12/31/2010
                                   -----------  ------------  -----------   -----------   -----------  -----------
OPERATIONS
  Net investment income
   (loss)......................... $  (280,119) $   (329,602) $   788,589   $   816,500   $  (167,794) $  (147,077)
  Capital gains distributions
   received.......................           0             0      626,795       380,617             0            0
  Realized gain (loss) on shares
   redeemed.......................           0             0      251,851       293,552      (211,841)    (717,892)
  Net change in unrealized gain
   (loss) on investments..........           0             0      (53,592)    1,075,759      (625,359)   3,097,674
                                   -----------  ------------  -----------   -----------   -----------  -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................    (280,119)     (329,602)   1,613,643     2,566,428    (1,004,994)   2,232,705
                                   -----------  ------------  -----------   -----------   -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................     246,545        97,581      125,726        52,609       103,894       55,127
  Annuity Payments................     (43,772)     (113,370)     (39,049)     (112,208)     (205,140)    (107,515)
  Surrenders, withdrawals and
   death benefits.................  (4,593,592)   (4,563,747)  (3,209,635)   (4,822,137)   (2,190,802)  (2,134,134)
  Net transfers between other
   subaccounts or fixed rate
   option.........................     654,286     8,990,751      263,660       574,766      (501,118)    (711,122)
  Withdrawal and other
   charges........................     (14,037)      (17,768)     (11,153)      (12,280)      (18,660)     (19,636)
                                   -----------  ------------  -----------   -----------   -----------  -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................  (3,750,570)    4,393,447   (2,870,451)   (4,319,250)   (2,811,826)  (2,917,280)
                                   -----------  ------------  -----------   -----------   -----------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................  (4,030,689)    4,063,845   (1,256,808)   (1,752,822)   (3,816,820)    (684,575)

NET ASSETS
  Beginning of period.............  22,913,347    18,849,502   27,735,600    29,488,422    24,169,970   24,854,545
                                   -----------  ------------  -----------   -----------   -----------  -----------
  End of period................... $18,882,658  $ 22,913,347  $26,478,792   $27,735,600   $20,353,150  $24,169,970
                                   ===========  ============  ===========   ===========   ===========  ===========

  Beginning units.................  18,414,358    15,430,381   13,115,233    15,202,406    12,475,419   14,144,035
                                   -----------  ------------  -----------   -----------   -----------  -----------
  Units issued....................   3,837,949    13,202,419      483,619       943,367       141,157      243,744
  Units redeemed..................  (7,170,402)  (10,218,442)  (1,794,312)   (3,030,540)   (1,591,196)  (1,912,360)
                                   -----------  ------------  -----------   -----------   -----------  -----------
  Ending units....................  15,081,905    18,414,358   11,804,540    13,115,233    11,025,380   12,475,419
                                   ===========  ============  ===========   ===========   ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A19

                                       SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------
    PRUDENTIAL VALUE        PRUDENTIAL HIGH YIELD BOND  PRUDENTIAL STOCK INDEX      PRUDENTIAL GLOBAL
        PORTFOLIO                   PORTFOLIO                  PORTFOLIO                PORTFOLIO
------------------------    ------------------------   ------------------------  -----------------------
 01/01/2011     01/01/2010   01/01/2011    01/01/2010   01/01/2011   01/01/2010   01/01/2011  01/01/2010
     TO             TO           TO            TO           TO           TO           TO          TO
 12/31/2011     12/31/2010   12/31/2011    12/31/2010   12/31/2011   12/31/2010   12/31/2011  12/31/2010
-----------    -----------  -----------   -----------  -----------  -----------  -----------  ----------
$  (146,740)   $  (151,949) $ 1,373,509   $ 1,680,340  $    43,098  $    84,006  $     8,149  $    9,214

          0              0            0             0            0            0            0           0
   (472,832)    (1,161,913)    (136,950)     (346,877)     (34,971)    (714,371)     (38,730)   (112,720)
 (1,512,573)     4,506,279     (415,432)    1,509,860      193,315    3,864,660     (452,439)    779,526
-----------    -----------  -----------   -----------  -----------  -----------  -----------  ----------

 (2,132,145)     3,192,417      821,127     2,843,323      201,442    3,234,295     (483,020)    676,020
-----------    -----------  -----------   -----------  -----------  -----------  -----------  ----------

     38,416         81,964       44,014        54,674      103,001       91,812       17,713      19,690
    (27,555)      (135,822)     (41,041)      (66,492)    (133,194)     (71,084)     (37,081)     (2,227)
 (3,546,889)    (2,981,018)  (3,020,998)   (3,357,112)  (2,908,177)  (2,609,435)    (651,159)   (529,983)
   (491,024)     9,782,661     (566,559)     (158,785)  (1,100,751)    (909,617)    (156,477)   (150,571)
    (42,623)       (38,892)     (27,624)      (30,992)     (27,972)     (28,237)      (7,007)     (7,182)
-----------    -----------  -----------   -----------  -----------  -----------  -----------  ----------

 (4,069,675)     6,708,893   (3,612,208)   (3,558,707)  (4,067,093)  (3,526,561)    (834,011)   (670,273)
-----------    -----------  -----------   -----------  -----------  -----------  -----------  ----------

 (6,201,820)     9,901,310   (2,791,081)     (715,384)  (3,865,651)    (292,266)  (1,317,031)      5,747

 34,988,834     25,087,524   24,396,230    25,111,614   27,983,235   28,275,501    6,684,999   6,679,252
-----------    -----------  -----------   -----------  -----------  -----------  -----------  ----------
$28,787,014    $34,988,834  $21,605,149   $24,396,230  $24,117,584  $27,983,235  $ 5,367,968  $6,684,999
===========    ===========  ===========   ===========  ===========  ===========  ===========  ==========

 16,908,321     11,984,256    7,412,235     8,609,604   16,877,441   19,203,436    4,001,680   4,460,369
-----------    -----------  -----------   -----------  -----------  -----------  -----------  ----------
    277,200      7,197,972      172,243       380,325      535,922      882,431       78,774     142,021
 (2,364,484)    (2,273,907)  (1,102,370)   (1,577,694)  (3,069,089)  (3,208,426)    (585,370)   (600,710)
-----------    -----------  -----------   -----------  -----------  -----------  -----------  ----------
 14,821,037     16,908,321    6,482,108     7,412,235   14,344,274   16,877,441    3,495,084   4,001,680
===========    ===========  ===========   ===========  ===========  ===========  ===========  ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A20

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                  SUBACCOUNTS
                                   ---------------------------------------------------------------------------
                                                                   PRUDENTIAL                T. ROWE PRICE
                                      PRUDENTIAL JENNISON    SMALL CAPITALIZATION STOCK   INTERNATIONAL STOCK
                                           PORTFOLIO                PORTFOLIO                  PORTFOLIO
                                   ------------------------  -------------------------  ----------------------
                                    01/01/2011   01/01/2010  01/01/2011    01/01/2010   01/01/2011  01/01/2010
                                        TO           TO          TO            TO           TO          TO
                                    12/31/2011   12/31/2010  12/31/2011    12/31/2010   12/31/2011  12/31/2010
                                   -----------  -----------  ----------    ----------   ----------  ----------
OPERATIONS
  Net investment income
   (loss)......................... $  (295,693) $  (256,206) $  (27,624)   $  (25,682)  $      881  $  (10,444)
  Capital gains distributions
   received.......................           0            0      63,415             0            0       6,438
  Realized gain (loss) on shares
   redeemed.......................     406,976     (287,615)     43,769       (90,510)        (308)    (39,718)
  Net change in unrealized gain
   (loss) on investments..........    (270,329)   3,061,588    (122,408)    1,124,583     (276,997)    296,097
                                   -----------  -----------   ----------   ----------   ----------  ----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................    (159,046)   2,517,767     (42,848)    1,008,391     (276,424)    252,373
                                   -----------  -----------   ----------   ----------   ----------  ----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................     122,286       92,706       5,188         7,738        1,487       1,797
  Annuity Payments................     (80,628)     (70,679)    (18,663)       (2,669)     (13,833)          0
  Surrenders, withdrawals and
   death benefits.................  (3,012,651)  (2,354,929)   (549,818)     (597,463)    (286,228)   (269,286)
  Net transfers between other
   subaccounts or fixed rate
   option.........................    (781,997)     942,595     134,343       (74,497)     (23,792)     37,889
  Withdrawal and other
   charges........................     (24,422)     (24,175)     (2,253)       (2,454)        (783)       (890)
                                   -----------  -----------   ----------   ----------   ----------  ----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................  (3,777,412)  (1,414,482)   (431,203)     (669,345)    (323,149)   (230,490)
                                   -----------  -----------   ----------   ----------   ----------  ----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................  (3,936,458)   1,103,285    (474,051)      339,046     (599,573)     21,883

NET ASSETS
  Beginning of period.............  27,512,169   26,408,884   4,949,568     4,610,522    2,254,286   2,232,403
                                   -----------  -----------   ----------   ----------   ----------  ----------
  End of period................... $23,575,711  $27,512,169  $4,475,517    $4,949,568   $1,654,713  $2,254,286
                                   ===========  ===========   ==========   ==========   ==========  ==========

  Beginning units.................  15,574,177   16,183,229   1,832,332     2,117,993    1,531,675   1,706,365
                                   -----------  -----------   ----------   ----------   ----------  ----------
  Units issued....................     364,774    1,777,641     137,917       134,489       66,946     209,207
  Units redeemed..................  (2,660,045)  (2,386,693)   (298,479)     (420,150)    (293,222)   (383,897)
                                   -----------  -----------   ----------   ----------   ----------  ----------
  Ending units....................  13,278,906   15,574,177   1,671,770     1,832,332    1,305,399   1,531,675
                                   ===========  ===========   ==========   ==========   ==========  ==========

** Date subaccount was no longer available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A21

                                      SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------
                                                       JANUS ASPEN JANUS        JANUS ASPEN OVERSEAS
 T. ROWE PRICE EQUITY     INVESCO V.I. CORE EQUITY  PORTFOLIO - INSTITUTIONAL PORTFOLIO - INSTITUTIONAL
   INCOME PORTFOLIO                 FUND                     SHARES                    SHARES
----------------------    ------------------------  -----------------------   ------------------------
01/01/2011    01/01/2010   01/01/2011   01/01/2010   01/01/2011   01/01/2010   01/01/2011   01/01/2010
    TO            TO           TO           TO           TO           TO           TO           TO
12/31/2011    12/31/2010   12/31/2011   12/31/2010   12/31/2011   12/31/2010   12/31/2011   12/31/2010
----------    ----------  -----------  -----------  -----------   ----------  -----------  -----------
$   23,458    $   35,141  $   (43,837) $   (44,096) $   (45,194)  $  (18,073) $  (110,342) $  (101,412)
         0             0            0            0            0            0      114,744            0
    18,572      (100,702)     171,309       51,243      (64,806)    (178,498)     799,976      989,607
  (169,511)      945,058     (229,269)     778,876     (249,040)     909,856   (5,251,141)   2,156,148
----------    ----------  -----------  -----------  -----------   ----------  -----------  -----------

  (127,481)      879,497     (101,797)     786,023     (359,040)     713,285   (4,446,763)   3,044,343
----------    ----------  -----------  -----------  -----------   ----------  -----------  -----------

     6,398         5,329        8,200       12,678        1,696       11,170       14,222       16,414
         0          (991)      (7,426)     (79,722)     (28,139)     (24,597)     (98,634)    (118,261)
  (644,061)     (929,062)  (1,004,438)  (1,101,506)    (702,937)    (829,305)  (1,673,328)  (1,966,420)
  (145,301)       75,936     (236,795)     (42,956)      (3,890)     (58,508)       5,912     (362,383)
    (2,986)       (3,436)      (5,288)      (6,011)      (3,302)      (3,947)      (5,081)      (6,439)
----------    ----------  -----------  -----------  -----------   ----------  -----------  -----------

  (785,950)     (852,224)  (1,245,747)  (1,217,517)    (736,572)    (905,187)  (1,756,909)  (2,437,089)
----------    ----------  -----------  -----------  -----------   ----------  -----------  -----------

  (913,431)       27,273   (1,347,544)    (431,494)  (1,095,612)    (191,902)  (6,203,672)     607,254

 7,300,410     7,273,137   10,422,649   10,854,143    6,072,724    6,264,626   14,939,049   14,331,795
----------    ----------  -----------  -----------  -----------   ----------  -----------  -----------
$6,386,979    $7,300,410  $ 9,075,105  $10,422,649  $ 4,977,112   $6,072,724  $ 8,735,377  $14,939,049
==========    ==========  ===========  ===========  ===========   ==========  ===========  ===========

 3,462,271     3,900,813    5,770,912    6,507,705    3,767,484    4,392,746    3,325,293    3,936,738
----------    ----------  -----------  -----------  -----------   ----------  -----------  -----------
    51,035       190,930       43,731      198,443      116,004      137,281      128,634       73,108
  (421,146)     (629,472)    (725,448)    (935,236)    (594,123)    (762,543)    (549,975)    (684,553)
----------    ----------  -----------  -----------  -----------   ----------  -----------  -----------
 3,092,160     3,462,271    5,089,195    5,770,912    3,289,365    3,767,484    2,903,952    3,325,293
==========    ==========  ===========  ===========  ===========   ==========  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A22

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                 SUBACCOUNTS
                                   ----------------------------------------------------------------------
                                   MFS(R) RESEARCH SERIES - MFS(R) GROWTH SERIES -    AMERICAN CENTURY VP
                                        INITIAL CLASS            INITIAL CLASS            VALUE FUND
                                   ----------------------   ----------------------  ----------------------
                                   01/01/2011   01/01/2010  01/01/2011  01/01/2010  01/01/2011  01/01/2010
                                       TO           TO          TO          TO          TO          TO
                                   12/31/2011   12/31/2010  12/31/2011  12/31/2010  12/31/2011  12/31/2010
                                   ----------   ----------  ----------  ----------  ----------  ----------
OPERATIONS
  Net investment income
   (loss)......................... $   (9,407)  $   (8,217) $  (75,971) $  (80,750) $   15,473  $   20,525
  Capital gains distributions
   received.......................          0            0           0           0           0           0
  Realized gain (loss) on shares
   redeemed.......................     24,336       (7,198)     60,900     (61,626)    (41,939)    (90,087)
  Net change in unrealized gain
   (loss) on investments..........    (45,278)     255,918     (74,274)    959,610      22,732     351,220
                                   ----------   ----------  ----------  ----------  ----------  ----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................    (30,349)     240,503     (89,345)    817,234      (3,734)    281,658
                                   ----------   ----------  ----------  ----------  ----------  ----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................      3,791        3,160      10,683      36,687       3,623       3,275
  Annuity Payments................          0      (14,522)    (16,581)    (32,450)          0      (1,338)
  Surrenders, withdrawals and
   death benefits.................   (197,731)    (122,235)   (616,480)   (666,831)   (203,523)   (336,208)
  Net transfers between other
   subaccounts or fixed rate
   option.........................    (67,083)     (11,996)   (171,257)    (25,246)    (36,850)     82,146
  Withdrawal and other
   charges........................       (940)      (1,043)     (3,438)     (3,892)       (978)     (1,085)
                                   ----------   ----------  ----------  ----------  ----------  ----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................   (261,963)    (146,636)   (797,073)   (691,732)   (237,728)   (253,210)
                                   ----------   ----------  ----------  ----------  ----------  ----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................   (292,312)      93,867    (886,418)    125,502    (241,462)     28,448

NET ASSETS
  Beginning of period.............  1,901,572    1,807,705   6,676,779   6,551,277   2,648,974   2,620,526
                                   ----------   ----------  ----------  ----------  ----------  ----------
  End of period................... $1,609,260   $1,901,572  $5,790,361  $6,676,779  $2,407,512  $2,648,974
                                   ==========   ==========  ==========  ==========  ==========  ==========

  Beginning units.................  1,148,688    1,248,044   3,974,850   4,434,949   1,337,254   1,480,875
                                   ----------   ----------  ----------  ----------  ----------  ----------
  Units issued....................      8,059       38,831      44,551     188,316      55,148      70,642
  Units redeemed..................   (166,567)    (138,187)   (511,924)   (648,415)   (171,044)   (214,263)
                                   ----------   ----------  ----------  ----------  ----------  ----------
  Ending units....................    990,180    1,148,688   3,507,477   3,974,850   1,221,358   1,337,254
                                   ==========   ==========  ==========  ==========  ==========  ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A23

                                   SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL-MID CAP                                                   ALLIANCEBERNSTEIN VPS
   GROWTH SECURITIES         PRUDENTIAL JENNISON 20/20       DAVIS VALUE         LARGE CAP GROWTH
    FUND - CLASS 2               FOCUS PORTFOLIO              PORTFOLIO          PORTFOLIO CLASS B
---------------------------  ------------------------  ----------------------  --------------------
01/01/2011     01/01/2010    01/01/2011   01/01/2010   01/01/2011  01/01/2010  01/01/2011 01/01/2010
    TO             TO            TO           TO           TO          TO          TO         TO
12/31/2011     12/31/2010    12/31/2011   12/31/2010   12/31/2011  12/31/2010  12/31/2011 12/31/2010
----------     ----------    ----------   ----------   ----------  ----------  ---------- ----------
$  (40,894)    $  (37,025)   $  (59,023)  $  (63,853)  $  (13,965) $   (2,068) $  (6,775) $  (5,274)
         0              0             0            0      170,802           0          0          0
    29,089        (57,392)      135,768       47,158       20,762      (9,119)    (4,784)    (9,734)
  (162,699)       718,960      (291,919)     302,015     (319,761)    265,010    (16,901)    51,602
 ----------     ----------   ----------   ----------   ----------  ----------  ---------  ---------

  (174,504)       624,543      (215,174)     285,320     (142,162)    253,823    (28,460)    36,594
 ----------     ----------   ----------   ----------   ----------  ----------  ---------  ---------

     2,986          5,341         3,248        1,523        4,657       4,039      2,336          0
         0           (444)      (53,940)           0            0           0          0          0
  (298,676)      (229,792)     (602,712)    (535,989)    (237,379)   (313,858)   (50,417)   (65,415)
   129,317         78,028        90,954      123,751       58,067      27,859     48,194     34,049
    (1,384)        (1,450)       (1,718)      (1,928)        (823)       (938)      (187)      (138)
 ----------     ----------   ----------   ----------   ----------  ----------  ---------  ---------

  (167,757)      (148,317)     (564,168)    (412,643)    (175,478)   (282,898)       (74)   (31,504)
 ----------     ----------   ----------   ----------   ----------  ----------  ---------  ---------

  (342,261)       476,226      (779,342)    (127,323)    (317,640)    (29,075)   (28,534)     5,090

 2,999,640      2,523,414     4,806,667    4,933,990    2,499,002   2,528,077    495,104    490,014
 ----------     ----------   ----------   ----------   ----------  ----------  ---------  ---------
$2,657,379     $2,999,640    $4,027,325   $4,806,667   $2,181,362  $2,499,002  $ 466,570  $ 495,104
 ==========     ==========   ==========   ==========   ==========  ==========  =========  =========

 1,608,281      1,701,914     2,744,426    2,995,359    2,277,948   2,562,604    794,616    851,577
 ----------     ----------   ----------   ----------   ----------  ----------  ---------  ---------
   142,782        194,419       133,797      304,421      159,264     149,656    137,262    108,752
  (239,610)      (288,052)     (445,045)    (555,354)    (333,068)   (434,312)  (146,791)  (165,713)
 ----------     ----------   ----------   ----------   ----------  ----------  ---------  ---------
 1,511,453      1,608,281     2,433,178    2,744,426    2,104,144   2,277,948    785,087    794,616
 ==========     ==========   ==========   ==========   ==========  ==========  =========  =========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A24

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                  SUBACCOUNTS
                                   ------------------------------------------------------------------------------------
                                    PRUDENTIAL SP SMALL CAP  JANUS ASPEN JANUS PORTFOLIO - PRUDENTIAL SP PRUDENTIAL U.S.
                                        VALUE PORTFOLIO         SERVICE SHARES             EMERGING GROWTH PORTFOLIO
                                   ------------------------  ----------------------------  ----------------------------
                                    01/01/2011   01/01/2010  01/01/2011     01/01/2010      01/01/2011     01/01/2010
                                        TO           TO          TO             TO              TO             TO
                                    12/31/2011   12/31/2010  12/31/2011     12/31/2010      12/31/2011     12/31/2010
                                   -----------  -----------  ----------     ----------      -----------    -----------
OPERATIONS
  Net investment income
   (loss)......................... $   (97,941) $  (113,974) $  (6,247)      $ (6,804)     $   (98,620)   $  (101,127)
  Capital gains distributions
   received.......................           0            0          0              0           86,893              0
  Realized gain (loss) on shares
   redeemed.......................     (91,016)    (264,898)    45,906          6,761          290,994        (29,799)
  Net change in unrealized gain
   (loss) on investments..........    (192,952)   3,213,846    (64,047)        74,767         (175,094)     1,578,096
                                   -----------  -----------  ---------       --------       -----------    -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................    (381,909)   2,834,974    (24,388)        74,724          104,173      1,447,170
                                   -----------  -----------  ---------       --------       -----------    -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................      11,683       15,834        431            488           15,909         39,446
  Annuity Payments................     (16,710)           0          0              0                0        (41,408)
  Surrenders, withdrawals and
   death benefits.................  (1,407,904)    (792,416)  (124,939)       (29,565)      (1,585,027)      (673,790)
  Net transfers between other
   subaccounts or fixed rate
   option.........................  (2,553,192)    (449,529)   (95,065)        89,544         (202,395)     3,946,156
  Withdrawal and other
   charges........................     (28,141)     (40,630)      (814)          (822)         (23,760)       (18,984)
                                   -----------  -----------  ---------       --------       -----------    -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................  (3,994,264)  (1,266,741)  (220,387)        59,645       (1,795,273)     3,251,420
                                   -----------  -----------  ---------       --------       -----------    -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................  (4,376,173)   1,568,233   (244,775)       134,369       (1,691,100)     4,698,590

NET ASSETS
  Beginning of period.............  14,069,889   12,501,656    667,733        533,364       10,859,059      6,160,469
                                   -----------  -----------  ---------       --------       -----------    -----------
  End of period................... $ 9,693,716  $14,069,889  $ 422,958       $667,733      $ 9,167,959    $10,859,059
                                   ===========  ===========  =========       ========       ===========    ===========

  Beginning units.................   7,783,323    8,610,683    679,019        566,315        5,711,766      3,804,774
                                   -----------  -----------  ---------       --------       -----------    -----------
  Units issued....................     218,571      190,447     21,611        170,316          441,164      2,631,571
  Units redeemed..................  (2,366,352)  (1,017,807)  (272,553)       (57,612)      (1,388,761)      (724,579)
                                   -----------  -----------  ---------       --------       -----------    -----------
  Ending units....................   5,635,542    7,783,323    428,077        679,019        4,764,169      5,711,766
                                   ===========  ===========  =========       ========       ===========    ===========

** Date subaccount was no longer available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A25

                                      SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------
PRUDENTIAL SP GROWTH ASSET   PRUDENTIAL SP INTERNATIONAL PRUDENTIAL SP INTERNATIONAL    AST GOLDMAN SACHS
   ALLOCATION PORTFOLIO          GROWTH PORTFOLIO            VALUE PORTFOLIO         LARGE-CAP VALUE PORTFOLIO
-------------------------    --------------------------  --------------------------  -----------------------
 01/01/2011      01/01/2010   01/01/2011    01/01/2010   01/01/2011    01/01/2010     01/01/2011   01/01/2010
     TO              TO           TO            TO           TO            TO             TO           TO
04/29/2011**     12/31/2010   12/31/2011    12/31/2010   12/31/2011    12/31/2010     12/31/2011   12/31/2010
------------    -----------   -----------   ----------   ----------    ----------    -----------   ----------
$   (178,702)   $    76,822  $    (8,300)   $     (605)  $   26,707    $   20,375    $   (49,501)  $  (11,542)
           0              0            0             0            0             0              0            0
     469,001       (696,384)    (191,568)     (190,972)    (136,178)     (182,395)      (653,090)     (33,995)
   1,574,550      4,069,674     (329,966)      584,283     (326,788)      451,092       (554,749)     613,067
------------    -----------   -----------   ----------    ----------    ----------   -----------   ----------

   1,864,849      3,450,112     (529,834)      392,706     (436,259)      289,072     (1,257,340)     567,530
------------    -----------   -----------   ----------    ----------    ----------   -----------   ----------

      80,272         83,186        4,968        16,114       24,408         4,581      5,343,435    4,403,584
           0              0            0          (545)           0             0              0            0
    (699,231)    (1,788,342)    (539,931)     (240,459)    (588,596)     (265,592)       (98,151)     (36,910)
 (32,688,465)    (1,781,424)    (151,614)      144,218       35,069       (70,302)    (2,583,179)     236,838
     (28,543)       (96,575)      (6,878)       (7,296)      (6,217)       (6,630)       (57,870)     (19,977)
------------    -----------   -----------   ----------    ----------    ----------   -----------   ----------

 (33,335,967)    (3,583,155)    (693,455)      (87,968)    (535,336)     (337,943)     2,604,235    4,583,535
------------    -----------   -----------   ----------    ----------    ----------   -----------   ----------

 (31,471,118)      (133,043)  (1,223,289)      304,738     (971,595)      (48,871)     1,346,895    5,151,065

  31,471,118     31,604,161    3,872,933     3,568,195    3,609,162     3,658,033      7,183,607    2,032,542
------------    -----------   -----------   ----------    ----------    ----------   -----------   ----------
$          0    $31,471,118  $ 2,649,644    $3,872,933   $2,637,567    $3,609,162    $ 8,530,502   $7,183,607
============    ===========   ===========   ==========    ==========    ==========   ===========   ==========

  17,273,536     19,040,642    2,752,691     2,842,174    2,287,701     2,566,672        721,811      254,383
------------    -----------   -----------   ----------    ----------    ----------   -----------   ----------
     150,306         78,296      107,559       347,161      117,961       184,521      1,199,167      622,105
 (17,423,842)    (1,845,402)    (642,842)     (436,644)    (461,170)     (463,492)    (1,014,373)    (154,677)
------------    -----------   -----------   ----------    ----------    ----------   -----------   ----------
           0     17,273,536    2,217,408     2,752,691    1,944,492     2,287,701        906,605      721,811
============    ===========   ===========   ==========    ==========    ==========   ===========   ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A26

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                   SUBACCOUNTS
                                   ---------------------------------------------------------------------------
                                     AST AMERICAN CENTURY    AST SCHRODERS MULTI-ASSET     AST COHEN & STEERS
                                   INCOME & GROWTH PORTFOLIO WORLD STRATEGIES PORTFOLIO     REALTY PORTFOLIO
                                   -----------------------   -------------------------  -----------------------
                                    01/01/2011   01/01/2010   01/01/2011    01/01/2010   01/01/2011  01/01/2010
                                        TO           TO           TO            TO           TO          TO
                                    12/31/2011   12/31/2010   12/31/2011    12/31/2010   12/31/2011  12/31/2010
                                   -----------   ----------  ------------  -----------  -----------  ----------
OPERATIONS
  Net investment income
   (loss)......................... $   (61,643)  $  (19,948) $   (101,547) $  (410,425) $   (85,685) $  (12,448)
  Capital gains distributions
   received.......................           0            0       979,487            0            0           0
  Realized gain (loss) on shares
   redeemed.......................    (269,379)      13,139    (2,016,922)      92,579     (235,309)      5,975
  Net change in unrealized gain
   (loss) on investments..........    (139,033)     711,292    (7,873,818)   5,575,513       79,302     684,278
                                   -----------   ----------  ------------  -----------  -----------  ----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................    (470,055)     704,483    (9,012,800)   5,257,667     (241,692)    677,805
                                   -----------   ----------  ------------  -----------  -----------  ----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................   6,263,169    4,451,679    60,348,216   54,692,805    5,729,775   3,738,801
  Annuity Payments................           0            0             0            0            0           0
  Surrenders, withdrawals and
   death benefits.................    (391,179)     (31,255)   (1,052,475)    (182,481)    (197,722)    (31,068)
  Net transfers between other
   subaccounts or fixed rate
   option.........................  (1,914,870)     161,787   (20,658,177)   3,006,385   (1,936,649)    600,037
  Withdrawal and other
   charges........................     (74,321)     (28,084)     (761,692)    (237,559)     (52,078)    (13,167)
                                   -----------   ----------  ------------  -----------  -----------  ----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................   3,882,799    4,554,127    37,875,872   57,279,150    3,543,326   4,294,603
                                   -----------   ----------  ------------  -----------  -----------  ----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................   3,412,744    5,258,610    28,863,072   62,536,817    3,301,634   4,972,408

NET ASSETS
  Beginning of period.............   7,763,167    2,504,557    76,430,520   13,893,703    6,253,791   1,281,383
                                   -----------   ----------  ------------  -----------  -----------  ----------
  End of period................... $11,175,911   $7,763,167  $105,293,592  $76,430,520  $ 9,555,425  $6,253,791
                                   ===========   ==========  ============  ===========  ===========  ==========

  Beginning units.................     767,043      300,949     7,044,852    1,392,262      542,367     148,592
                                   -----------   ----------  ------------  -----------  -----------  ----------
  Units issued....................   1,307,129      612,727    11,330,820    6,763,098    1,038,140     482,571
  Units redeemed..................  (1,013,320)    (146,633)   (8,171,319)  (1,110,508)    (800,214)    (88,796)
                                   -----------   ----------  ------------  -----------  -----------  ----------
  Ending units....................   1,060,852      767,043    10,204,353    7,044,852      780,293     542,367
                                   ===========   ==========  ============  ===========  ===========  ==========

** Date subaccount was no longer available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A27

                                      SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------
AST J.P. MORGAN STRATEGIC      AST BLACKROCK VALUE     AST NEUBERGER BERMAN          AST HIGH YIELD
 OPPORTUNITIES PORTFOLIO            PORTFOLIO        SMALL-CAP GROWTH PORTFOLIO        PORTFOLIO
-------------------------    ----------------------  -------------------------  -----------------------
 01/01/2011      01/01/2010  01/01/2011  01/01/2010   01/01/2011   01/01/2010    01/01/2011  01/01/2010
     TO              TO          TO          TO           TO           TO            TO          TO
 12/31/2011      12/31/2010  12/31/2011  12/31/2010  04/29/2011**  12/31/2010    12/31/2011  12/31/2010
------------    -----------  ----------  ----------  ------------  ----------   -----------  ----------
$   (623,603)   $  (531,515) $  (57,433) $  (13,979) $   (30,873)  $  (37,729)  $   520,629  $   89,930
           0              0           0           0            0            0             0           0
     417,664        412,964    (427,702)    (55,566)   1,450,641       42,075      (156,595)     63,971
  (2,330,731)     3,114,485    (196,127)    423,938     (720,624)     611,722      (336,919)    366,330
------------    -----------  ----------  ----------  -----------   ----------   -----------  ----------

  (2,536,670)     2,995,934    (681,262)    354,393      699,144      616,068        27,115     520,231
------------    -----------  ----------  ----------  -----------   ----------   -----------  ----------

  36,420,477     37,093,187   3,275,428     663,089    1,465,102    2,431,197     5,235,872   5,421,422
           0              0           0           0            0            0             0           0
  (1,759,666)      (665,302)    (82,293)    (70,126)    (137,007)     (45,628)     (387,782)   (173,832)
 (14,711,557)      (500,738)   (217,672)  1,907,191   (6,844,259)     482,965    (2,447,600)    203,876
    (509,960)      (216,106)    (30,120)     (7,585)     (13,406)     (15,557)      (61,966)    (22,369)
------------    -----------  ----------  ----------  -----------   ----------   -----------  ----------

  19,439,294     35,711,041   2,945,343   2,492,569   (5,529,570)   2,852,977     2,338,524   5,429,097
------------    -----------  ----------  ----------  -----------   ----------   -----------  ----------

  16,902,624     38,706,975   2,264,081   2,846,962   (4,830,426)   3,469,045     2,365,639   5,949,328

  68,276,581     29,569,606   3,785,927     938,965    4,830,426    1,361,381     9,044,080   3,094,752
------------    -----------  ----------  ----------  -----------   ----------   -----------  ----------
$ 85,179,205    $68,276,581  $6,050,008  $3,785,927  $         0   $4,830,426   $11,409,719  $9,044,080
============    ===========  ==========  ==========  ===========   ==========   ===========  ==========

   6,294,008      2,802,454     369,225     112,504      469,168      174,488       811,608     295,249
------------    -----------  ----------  ----------  -----------   ----------   -----------  ----------
   6,101,049      4,626,686     980,364     315,120      160,330      459,794       953,794     668,121
  (4,370,597)    (1,135,132)   (754,000)    (58,399)    (629,498)    (165,114)     (745,575)   (151,762)
------------    -----------  ----------  ----------  -----------   ----------   -----------  ----------
   8,024,460      6,294,008     595,589     369,225            0      469,168     1,019,827     811,608
============    ===========  ==========  ==========  ===========   ==========   ===========  ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A28

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                  SUBACCOUNTS
                                   ------------------------------------------------------------------------
                                        AST FEDERATED
                                      AGGRESSIVE GROWTH        AST MID-CAP VALUE       AST SMALL-CAP VALUE
                                          PORTFOLIO                PORTFOLIO                PORTFOLIO
                                   -----------------------  -----------------------  ----------------------
                                    01/01/2011  01/01/2010   01/01/2011  01/01/2010  01/01/2011  01/01/2010
                                        TO          TO           TO          TO          TO          TO
                                    12/31/2011  12/31/2010   12/31/2011  12/31/2010  12/31/2011  12/31/2010
                                   -----------  ----------  -----------  ----------  ----------  ----------
OPERATIONS
  Net investment income
   (loss)......................... $  (120,111) $  (36,199) $   (70,121) $  (32,176) $  (70,152) $  (36,929)
  Capital gains distributions
   received.......................           0           0            0           0           0           0
  Realized gain (loss) on shares
   redeemed.......................  (1,802,400)     (6,211)    (275,890)     35,081    (361,914)     (4,658)
  Net change in unrealized gain
   (loss) on investments..........  (1,242,562)    819,811     (586,466)    693,597    (565,184)    824,587
                                   -----------  ----------  -----------  ----------  ----------  ----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................  (3,165,073)    777,401     (932,477)    696,502    (997,250)    783,000
                                   -----------  ----------  -----------  ----------  ----------  ----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................   3,475,193   2,035,852    2,723,023   2,463,379   1,942,517   1,621,878
  Annuity Payments................           0           0            0           0           0           0
  Surrenders, withdrawals and
   death benefits.................    (224,026)   (175,949)    (108,091)    (58,197)   (200,487)   (106,151)
  Net transfers between other
   subaccounts or fixed rate
   option.........................   3,649,330   1,199,745   (1,146,512)  1,145,543    (487,086)  1,341,017
  Withdrawal and other
   charges........................     (63,894)    (10,614)     (42,808)    (12,500)    (35,081)    (10,602)
                                   -----------  ----------  -----------  ----------  ----------  ----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................   6,836,603   3,049,034    1,425,612   3,538,225   1,219,863   2,846,142
                                   -----------  ----------  -----------  ----------  ----------  ----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................   3,671,530   3,826,435      493,135   4,234,727     222,613   3,629,142

NET ASSETS
  Beginning of period.............   4,990,028   1,163,593    5,459,958   1,225,231   5,238,695   1,609,553
                                   -----------  ----------  -----------  ----------  ----------  ----------
  End of period................... $ 8,661,558  $4,990,028  $ 5,953,093  $5,459,958  $5,461,308  $5,238,695
                                   ===========  ==========  ===========  ==========  ==========  ==========

  Beginning units.................     423,446     139,628      480,961     135,221     463,947     180,339
                                   -----------  ----------  -----------  ----------  ----------  ----------
  Units issued....................   1,783,808     380,196      786,129     428,264     742,343     381,229
  Units redeemed..................  (1,347,877)    (96,378)    (717,419)    (82,524)   (684,548)    (97,621)
                                   -----------  ----------  -----------  ----------  ----------  ----------
  Ending units....................     859,377     423,446      549,671     480,961     521,742     463,947
                                   ===========  ==========  ===========  ==========  ==========  ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A29

                                      SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------
   AST GOLDMAN SACHS                                                              AST LORD ABBETT
  CONCENTRATED GROWTH          AST GOLDMAN SACHS       AST LARGE-CAP VALUE       CORE FIXED INCOME
       PORTFOLIO           MID-CAP GROWTH PORTFOLIO         PORTFOLIO                PORTFOLIO
-----------------------    ------------------------  -----------------------  -----------------------
 01/01/2011    01/01/2010   01/01/2011   01/01/2010   01/01/2011  01/01/2010   01/01/2011  01/01/2010
     TO            TO           TO           TO           TO          TO           TO          TO
 12/31/2011    12/31/2010   12/31/2011   12/31/2010   12/31/2011  12/31/2010   12/31/2011  12/31/2010
-----------    ----------  -----------  -----------  -----------  ----------  -----------  ----------
$  (149,862)   $  (82,018) $  (207,851) $   (97,611) $   (22,121) $  (33,228) $   (11,283) $  239,435
          0             0      741,248            0            0           0            0           0
   (116,211)       36,933     (824,237)     137,179     (450,623)   (220,120)     311,717      46,780
   (915,576)      750,424   (1,344,424)   1,210,777     (100,386)    907,934      534,735     310,818
-----------    ----------  -----------  -----------  -----------  ----------  -----------  ----------

 (1,181,649)      705,339   (1,635,264)   1,250,345     (573,130)    654,586      835,169     597,033
-----------    ----------  -----------  -----------  -----------  ----------  -----------  ----------

  5,288,197     4,628,674    6,626,317    6,180,170    3,021,721   1,721,975   10,038,354   3,091,863
          0             0            0            0            0           0            0           0
   (727,377)     (355,690)    (514,525)    (337,537)    (668,652)   (401,392)    (825,159)   (118,343)
 (3,382,134)      248,070   (4,211,860)     325,056   (1,100,770)    (71,360)   1,764,030    (174,515)
    (66,657)      (29,598)     (82,650)     (34,285)     (29,588)    (17,730)     (60,975)    (27,389)
-----------    ----------  -----------  -----------  -----------  ----------  -----------  ----------

  1,112,029     4,491,456    1,817,282    6,133,404    1,222,711   1,231,493   10,916,250   2,771,616
-----------    ----------  -----------  -----------  -----------  ----------  -----------  ----------

    (69,620)    5,196,795      182,018    7,383,749      649,581   1,886,079   11,751,419   3,368,649

  9,068,646     3,871,851   11,176,580    3,792,831    6,727,156   4,841,077    7,233,209   3,864,560
-----------    ----------  -----------  -----------  -----------  ----------  -----------  ----------
$ 8,999,026    $9,068,646  $11,358,598  $11,176,580  $ 7,376,737  $6,727,156  $18,984,628  $7,233,209
===========    ==========  ===========  ===========  ===========  ==========  ===========  ==========

    824,975       375,796      933,653      351,558      748,300     629,267      612,139     347,653
-----------    ----------  -----------  -----------  -----------  ----------  -----------  ----------
  1,136,403       664,062    1,397,818      851,263      598,324     262,206    1,562,949     394,512
 (1,088,961)     (214,883)  (1,323,716)    (269,168)    (505,799)   (143,173)    (599,091)   (130,026)
-----------    ----------  -----------  -----------  -----------  ----------  -----------  ----------
    872,417       824,975    1,007,755      933,653      840,825     748,300    1,575,997     612,139
===========    ==========  ===========  ===========  ===========  ==========  ===========  ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A30

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                   SUBACCOUNTS
                                   --------------------------------------------------------------------------
                                   AST MARSICO CAPITAL GROWTH      AST MFS GROWTH        AST NEUBERGER BERMAN
                                           PORTFOLIO                 PORTFOLIO         MID-CAP GROWTH PORTFOLIO
                                   ------------------------   -----------------------  -----------------------
                                    01/01/2011    01/01/2010   01/01/2011  01/01/2010   01/01/2011  01/01/2010
                                        TO            TO           TO          TO           TO          TO
                                    12/31/2011    12/31/2010   12/31/2011  12/31/2010   12/31/2011  12/31/2010
                                   -----------   -----------  -----------  ----------  -----------  ----------
OPERATIONS
  Net investment income
   (loss)......................... $  (284,183)  $   (90,132) $   (60,226) $  (31,453) $  (177,994) $  (53,423)
  Capital gains distributions
   received.......................           0             0            0           0            0           0
  Realized gain (loss) on shares
   redeemed.......................    (313,211)       24,433       (2,894)      6,395      (47,566)     43,546
  Net change in unrealized gain
   (loss) on investments..........  (1,384,872)    1,991,501     (277,215)    372,130     (609,919)  1,039,263
                                   -----------   -----------  -----------  ----------  -----------  ----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................  (1,982,266)    1,925,802     (340,335)    347,072     (835,479)  1,029,386
                                   -----------   -----------  -----------  ----------  -----------  ----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................  10,131,331     7,277,834    2,714,326   2,375,209    7,444,595   5,033,401
  Annuity Payments................           0             0            0           0            0           0
  Surrenders, withdrawals and
   death benefits.................    (306,361)     (182,732)     (86,834)    (56,412)    (249,444)    (90,600)
  Net transfers between other
   subaccounts or fixed rate
   option.........................  (5,973,079)    2,272,019   (1,554,871)    130,099   (4,334,035)    594,676
  Withdrawal and other
   charges........................    (133,581)      (48,231)     (33,371)    (12,635)     (67,889)    (16,234)
                                   -----------   -----------  -----------  ----------  -----------  ----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................   3,718,310     9,318,890    1,039,250   2,436,261    2,793,227   5,521,243
                                   -----------   -----------  -----------  ----------  -----------  ----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................   1,736,044    11,244,692      698,915   2,783,333    1,957,748   6,550,629

NET ASSETS
  Beginning of period.............  16,557,389     5,312,697    4,080,681   1,297,348    8,235,221   1,684,592
                                   -----------   -----------  -----------  ----------  -----------  ----------
  End of period................... $18,293,433   $16,557,389  $ 4,779,596  $4,080,681  $10,192,969  $8,235,221
                                   ===========   ===========  ===========  ==========  ===========  ==========

  Beginning units.................   1,533,930       614,394      382,342     138,438      693,749     180,950
                                   -----------   -----------  -----------  ----------  -----------  ----------
  Units issued....................   2,296,032     1,239,880      518,096     322,295    1,308,598     647,766
  Units redeemed..................  (2,111,681)     (320,344)    (444,903)    (78,391)  (1,140,052)   (134,967)
                                   -----------   -----------  -----------  ----------  -----------  ----------
  Ending units....................   1,718,281     1,533,930      455,535     382,342      862,295     693,749
                                   ===========   ===========  ===========  ==========  ===========  ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A31

                                      SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------
AST NEUBERGER BERMAN / LSV  AST PIMCO LIMITED MATURITY AST T. ROWE PRICE EQUITY AST QMA US EQUITY ALPHA
MID-CAP VALUE PORTFOLIO          BOND PORTFOLIO            INCOME PORTFOLIO            PORTFOLIO
-------------------------   ------------------------   -----------------------  ----------------------
 01/01/2011    01/01/2010    01/01/2011    01/01/2010   01/01/2011  01/01/2010  01/01/2011  01/01/2010
     TO            TO            TO            TO           TO          TO          TO          TO
 12/31/2011    12/31/2010    12/31/2011    12/31/2010   12/31/2011  12/31/2010  12/31/2011  12/31/2010
-----------    ----------   -----------   -----------  -----------  ----------  ----------  ----------
$   (66,570)   $  (26,448)  $   (99,497)  $    24,757  $   (44,498) $  (20,399) $  (26,663) $  (15,107)
          0             0       241,403         8,404            0           0           0           0
   (531,932)      (22,151)      (37,787)      (56,780)    (527,438)    (65,972)    (89,648)    (16,311)
   (584,289)      949,823       (23,378)      123,022     (281,119)    648,472     (41,070)    265,859
-----------    ----------   -----------   -----------  -----------  ----------  ----------  ----------

 (1,182,791)      901,224        80,741        99,403     (853,055)    562,101    (157,381)    234,441
-----------    ----------   -----------   -----------  -----------  ----------  ----------  ----------

  6,071,614     4,014,233     5,251,205     8,255,297    4,032,977   3,818,597   1,840,607     935,908
          0             0             0             0            0           0           0           0
   (182,710)     (129,966)     (421,133)     (574,763)    (337,801)    (15,189)    (44,525)    (38,445)
 (3,165,526)      212,008    (1,772,728)     (554,616)  (2,541,219)    271,674    (840,694)    134,485
    (60,982)      (20,343)      (92,132)      (37,276)     (50,937)    (22,190)    (15,761)     (5,102)
-----------    ----------   -----------   -----------  -----------  ----------  ----------  ----------

  2,662,396     4,075,932     2,965,212     7,088,642    1,103,020   4,052,892     939,627   1,026,846
-----------    ----------   -----------   -----------  -----------  ----------  ----------  ----------

  1,479,605     4,977,156     3,045,953     7,188,045      249,965   4,614,993     782,246   1,261,287

  7,137,554     2,160,398    12,054,330     4,866,285    6,843,659   2,228,666   2,243,030     981,743
-----------    ----------   -----------   -----------  -----------  ----------  ----------  ----------
$ 8,617,159    $7,137,554   $15,100,283   $12,054,330  $ 7,093,624  $6,843,659  $3,025,276  $2,243,030
===========    ==========   ===========   ===========  ===========  ==========  ==========  ==========

    658,507       252,375     1,124,091       418,909      718,108     290,682     231,238     125,005
-----------    ----------   -----------   -----------  -----------  ----------  ----------  ----------
  1,207,025       593,122     1,062,393     1,069,438      931,581     606,354     348,921     150,205
 (1,048,711)     (186,990)     (767,668)     (364,256)    (899,329)   (178,928)   (286,216)    (43,972)
-----------    ----------   -----------   -----------  -----------  ----------  ----------  ----------
    816,821       658,507     1,418,816     1,124,091      750,360     718,108     293,943     231,238
===========    ==========   ===========   ===========  ===========  ==========  ==========  ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A32

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                    SUBACCOUNTS
                                   -----------------------------------------------------------------------------
                                   AST T. ROWE PRICE NATURAL   AST T. ROWE PRICE ASSET    AST MFS GLOBAL EQUITY
                                      RESOURCES PORTFOLIO       ALLOCATION PORTFOLIO            PORTFOLIO
                                   ------------------------  --------------------------  -----------------------
                                    01/01/2011   01/01/2010   01/01/2011    01/01/2010    01/01/2011  01/01/2010
                                        TO           TO           TO            TO            TO          TO
                                    12/31/2011   12/31/2010   12/31/2011    12/31/2010    12/31/2011  12/31/2010
                                   -----------  -----------  ------------  ------------  -----------  ----------
OPERATIONS
  Net investment income
   (loss)......................... $  (256,436) $  (139,947) $ (1,322,347) $   (800,744) $   (96,593) $  (45,437)
  Capital gains distributions
   received.......................           0            0             0             0            0           0
  Realized gain (loss) on shares
   redeemed.......................  (1,798,291)    (473,728)   (1,970,220)      748,855     (202,245)    (15,299)
  Net change in unrealized gain
   (loss) on investments..........  (4,185,345)   3,614,613    (5,886,549)   11,913,688     (669,993)    654,148
                                   -----------  -----------  ------------  ------------  -----------  ----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................  (6,240,072)   3,000,938    (9,179,116)   11,861,799     (968,831)    593,412
                                   -----------  -----------  ------------  ------------  -----------  ----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................  11,103,654    9,614,861   155,649,906   114,348,631    4,493,172   4,474,430
  Annuity Payments................           0            0             0             0            0           0
  Surrenders, withdrawals and
   death benefits.................  (1,006,363)    (326,194)   (3,334,779)   (1,067,204)    (160,572)    (43,410)
  Net transfers between other
   subaccounts or fixed rate
   option.........................  (4,234,588)     871,701   (56,199,920)    4,070,672   (2,253,663)    108,739
  Withdrawal and other
   charges........................    (155,135)     (59,563)   (1,551,070)     (569,918)     (61,181)    (21,665)
                                   -----------  -----------  ------------  ------------  -----------  ----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................   5,707,568   10,100,805    94,564,137   116,782,181    2,017,756   4,518,094
                                   -----------  -----------  ------------  ------------  -----------  ----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................    (532,504)  13,101,743    85,385,021   128,643,980    1,048,925   5,111,506

NET ASSETS
  Beginning of period.............  20,898,776    7,797,033   178,779,680    50,135,700    6,736,861   1,625,355
                                   -----------  -----------  ------------  ------------  -----------  ----------
  End of period................... $20,366,272  $20,898,776  $264,164,701  $178,779,680  $ 7,785,786  $6,736,861
                                   ===========  ===========  ============  ============  ===========  ==========

  Beginning units.................   1,711,435      704,043    16,475,879     4,961,664      600,071     157,475
                                   -----------  -----------  ------------  ------------  -----------  ----------
  Units issued....................   2,914,961    1,499,252    25,775,367    14,482,880    1,010,799     608,804
  Units redeemed..................  (2,602,862)    (491,860)  (17,860,005)   (2,968,665)    (872,422)   (166,208)
                                   -----------  -----------  ------------  ------------  -----------  ----------
  Ending units....................   2,023,534    1,711,435    24,391,241    16,475,879      738,448     600,071
                                   ===========  ===========  ============  ============  ===========  ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A33

                                        SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------
AST JPMORGAN INTERNATIONAL AST T. ROWE PRICE GLOBAL AST WELLINGTON MANAGEMENT  AST CAPITAL GROWTH ASSET
    EQUITY PORTFOLIO            BOND PORTFOLIO      HEDGED EQUITY PORTFOLIO      ALLOCATION PORTFOLIO
------------------------   -----------------------  -----------------------   --------------------------
 01/01/2011    01/01/2010   01/01/2011  01/01/2010   01/01/2011   01/01/2010   01/01/2011    01/01/2010
     TO            TO           TO          TO           TO           TO           TO            TO
 12/31/2011    12/31/2010   12/31/2011  12/31/2010   12/31/2011   12/31/2010   12/31/2011    12/31/2010
-----------   -----------  -----------  ----------  -----------   ----------  ------------  ------------
$   (33,371)  $   (46,683) $   122,197  $   33,674  $  (152,571)  $ (101,951) $ (3,000,937) $ (1,180,656)
          0             0       85,984      21,249            0            0             0             0
   (989,607)      (96,340)     132,783     (48,342)      26,689       28,127    (2,357,253)     (382,839)
 (1,560,593)      951,358      (58,783)    190,247     (630,011)   1,085,637   (14,290,332)   19,668,288
-----------   -----------  -----------  ----------  -----------   ----------  ------------  ------------

 (2,583,571)      808,335      282,181     196,828     (755,893)   1,011,813   (19,648,522)   18,104,793
-----------   -----------  -----------  ----------  -----------   ----------  ------------  ------------

  6,305,033     7,341,683    4,731,334   5,288,199    8,089,423      800,761    93,007,685    84,295,086
          0             0            0           0            0      (17,729)            0             0
   (201,509)     (104,951)    (457,696)   (381,228)    (627,606)    (341,339)   (4,423,529)   (2,360,291)
 (4,053,547)      549,180   (2,150,494)  1,155,383      (35,642)    (933,538)  (67,834,244)    5,249,836
   (102,857)      (45,787)     (71,963)    (23,996)     (34,483)     (31,654)   (1,306,210)     (642,798)
-----------   -----------  -----------  ----------  -----------   ----------  ------------  ------------

  1,947,120     7,740,125    2,051,181   6,038,358    7,391,692     (523,499)   19,443,702    86,541,833
-----------   -----------  -----------  ----------  -----------   ----------  ------------  ------------

   (636,451)    8,548,460    2,333,362   6,235,186    6,635,799      488,314      (204,820)  104,646,626

 12,690,123     4,141,663    9,082,763   2,847,577    9,778,984    9,290,670   217,009,159   112,362,533
-----------   -----------  -----------  ----------  -----------   ----------  ------------  ------------
$12,053,672   $12,690,123  $11,416,125  $9,082,763  $16,414,783   $9,778,984  $216,804,339  $217,009,159
===========   ===========  ===========  ==========  ===========   ==========  ============  ============

  1,247,253       446,442      830,176     245,299    1,007,356    1,080,179    20,678,461    12,118,110
-----------   -----------  -----------  ----------  -----------   ----------  ------------  ------------
  1,623,775     1,146,606    1,096,729     733,635    1,506,674      397,052    19,760,641    15,143,940
 (1,557,464)     (345,795)    (891,530)   (148,758)    (694,965)    (469,875)  (19,018,139)   (6,583,589)
-----------   -----------  -----------  ----------  -----------   ----------  ------------  ------------
  1,313,564     1,247,253    1,035,375     830,176    1,819,065    1,007,356    21,420,963    20,678,461
===========   ===========  ===========  ==========  ===========   ==========  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A34

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                       SUBACCOUNTS
                                   ----------------------------------------------------------------------------------
                                     AST ACADEMIC STRATEGIES       AST BALANCED ASSET        AST PRESERVATION ASSET
                                   ASSET ALLOCATION PORTFOLIO     ALLOCATION PORTFOLIO        ALLOCATION PORTFOLIO
                                   --------------------------  --------------------------  --------------------------
                                    01/01/2011    01/01/2010    01/01/2011    01/01/2010    01/01/2011    01/01/2010
                                        TO            TO            TO            TO            TO            TO
                                    12/31/2011    12/31/2010    12/31/2011    12/31/2010    12/31/2011    12/31/2010
                                   ------------  ------------  ------------  ------------  ------------  ------------
OPERATIONS
  Net investment income
   (loss)......................... $ (3,129,060) $ (1,683,613) $ (3,849,946) $ (2,145,385) $ (1,871,297) $   (612,720)
  Capital gains distributions
   received.......................            0             0             0             0             0             0
  Realized gain (loss) on shares
   redeemed.......................   (1,423,314)      218,541     2,153,974     1,401,364     2,465,464     1,236,910
  Net change in unrealized gain
   (loss) on investments..........  (13,767,759)   18,926,028   (17,882,809)   26,966,548    (3,977,122)   11,258,218
                                   ------------  ------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................  (18,320,133)   17,460,956   (19,578,781)   26,222,527    (3,382,955)   11,882,408
                                   ------------  ------------  ------------  ------------  ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................   84,558,699    79,761,804   135,261,534   135,186,978   116,740,663   114,648,727
  Annuity Payments................            0             0             0             0             0       (42,336)
  Surrenders, withdrawals and
   death benefits.................   (4,974,573)   (4,248,551)  (11,305,561)   (8,520,003)   (7,602,615)   (4,886,825)
  Net transfers between other
   subaccounts or fixed rate
   option.........................  (42,666,476)    5,024,510   (79,705,786)    5,410,510   (42,561,992)   (3,833,018)
  Withdrawal and other
   charges........................   (1,340,353)     (597,809)   (2,095,358)   (1,118,999)   (1,391,361)     (623,179)
                                   ------------  ------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................   35,577,297    79,939,954    42,154,829   130,958,486    65,184,695   105,263,369
                                   ------------  ------------  ------------  ------------  ------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................   17,257,164    97,400,910    22,576,048   157,181,013    61,801,740   117,145,777

NET ASSETS
  Beginning of period.............  232,088,750   134,687,840   330,205,897   173,024,884   204,498,810    87,353,033
                                   ------------  ------------  ------------  ------------  ------------  ------------
  End of period................... $249,345,914  $232,088,750  $352,781,945  $330,205,897  $266,300,550  $204,498,810
                                   ============  ============  ============  ============  ============  ============

  Beginning units.................   22,015,759    14,229,160    30,549,180    17,628,479    18,568,295     8,320,766
                                   ------------  ------------  ------------  ------------  ------------  ------------
  Units issued....................   17,796,492    12,864,464    25,446,956    18,385,509    16,496,730    12,992,855
  Units redeemed..................  (15,196,978)   (5,077,865)  (22,342,964)   (5,464,808)  (10,449,672)   (2,745,326)
                                   ------------  ------------  ------------  ------------  ------------  ------------
  Ending units....................   24,615,273    22,015,759    33,653,172    30,549,180    24,615,353    18,568,295
                                   ============  ============  ============  ============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A35

                                          SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------
 AST FIRST TRUST BALANCED     AST FIRST TRUST CAPITAL             AST ADVANCED         AST T. ROWE PRICE LARGE-CAP
     TARGET PORTFOLIO        APPRECIATION TARGET PORTFOLIO    STRATEGIES PORTFOLIO         GROWTH PORTFOLIO
-------------------------    ----------------------------  --------------------------  --------------------------
 01/01/2011      01/01/2010   01/01/2011      01/01/2010    01/01/2011    01/01/2010    01/01/2011    01/01/2010
     TO              TO           TO              TO            TO            TO            TO            TO
 12/31/2011      12/31/2010   12/31/2011      12/31/2010    12/31/2011    12/31/2010    12/31/2011    12/31/2010
------------    -----------   ------------   -----------   ------------  ------------  -----------   -----------
$     53,875    $  (206,475) $   (625,646)   $  (438,498)  $ (1,109,068) $   (552,795) $  (277,130)  $  (120,280)
           0              0             0              0              0             0            0             0
  (3,011,507)       301,494    (5,279,801)        49,919     (2,073,998)      380,200     (119,297)       61,379
  (6,154,694)     7,780,519   (11,932,967)    10,939,834     (6,404,600)    9,712,980   (1,259,418)    1,546,174
------------    -----------   ------------   -----------   ------------  ------------  -----------   -----------

  (9,112,326)     7,875,538   (17,838,414)    10,551,255     (9,587,666)    9,540,385   (1,655,845)    1,487,273
------------    -----------   ------------   -----------   ------------  ------------  -----------   -----------

  81,273,329     62,963,188    84,854,477     54,402,836    114,822,906    81,374,321    9,316,934     7,742,986
           0              0             0              0              0             0            0             0
  (1,935,981)      (852,668)   (1,236,721)      (477,646)    (2,259,599)     (869,337)    (385,324)     (219,282)
 (30,458,071)     1,490,387   (49,562,091)     4,473,531    (48,268,209)    2,429,126   (4,702,726)      120,651
    (812,420)      (271,823)     (814,608)      (293,771)    (1,068,296)     (336,538)    (107,883)      (41,062)
------------    -----------   ------------   -----------   ------------  ------------  -----------   -----------

  48,066,857     63,329,084    33,241,057     58,104,950     63,226,802    82,597,572    4,121,001     7,603,293
------------    -----------   ------------   -----------   ------------  ------------  -----------   -----------

  38,954,531     71,204,622    15,402,643     68,656,205     53,639,136    92,137,957    2,465,156     9,090,566

  99,358,213     28,153,591    97,679,763     29,023,558    129,171,901    37,033,944   13,734,148     4,643,582
------------    -----------   ------------   -----------   ------------  ------------  -----------   -----------
$138,312,744    $99,358,213  $113,082,406    $97,679,763   $182,811,037  $129,171,901  $16,199,304   $13,734,148
============    ===========   ============   ===========   ============  ============  ===========   ===========

   9,356,812      3,170,882     9,120,677      3,464,597     11,836,902     3,810,098    1,232,550       478,406
------------    -----------   ------------   -----------   ------------  ------------  -----------   -----------
  13,675,653      7,919,563    15,611,746      8,270,966     19,064,231     9,731,997    1,850,572     1,020,244
  (9,767,252)    (1,733,633)  (13,626,981)    (2,614,886)   (13,882,397)   (1,705,193)  (1,580,593)     (266,100)
------------    -----------   ------------   -----------   ------------  ------------  -----------   -----------
  13,265,213      9,356,812    11,105,442      9,120,677     17,018,736    11,836,902    1,502,529     1,232,550
============    ===========   ============   ===========   ============  ============  ===========   ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A36

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                     SUBACCOUNTS
                                   ------------------------------------------------------------------------------
                                        AST MONEY MARKET        AST SMALL-CAP GROWTH     AST PIMCO TOTAL RETURN
                                           PORTFOLIO                 PORTFOLIO               BOND PORTFOLIO
                                   -------------------------  -----------------------  --------------------------
                                    01/01/2011    01/01/2010   01/01/2011  01/01/2010   01/01/2011    01/01/2010
                                        TO            TO           TO          TO           TO            TO
                                    12/31/2011    12/31/2010   12/31/2011  12/31/2010   12/31/2011    12/31/2010
                                   ------------  -----------  -----------  ----------  ------------  ------------
OPERATIONS
  Net investment income
   (loss)......................... $   (284,412) $  (129,016) $  (124,005) $  (50,102) $    350,620  $    (65,681)
  Capital gains distributions
   received.......................            0            0            0           0     5,614,561     1,275,814
  Realized gain (loss) on shares
   redeemed.......................            0            0       43,373      81,293      (984,745)      662,948
  Net change in unrealized gain
   (loss) on investments..........            0            0     (609,710)  1,223,231    (2,390,884)    1,779,690
                                   ------------  -----------  -----------  ----------  ------------  ------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................     (284,412)    (129,016)    (690,342)  1,254,422     2,589,552     3,652,771
                                   ------------  -----------  -----------  ----------  ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................   23,134,838   20,348,068    4,035,279   2,187,876    68,227,812    78,475,227
  Annuity Payments................            0            0            0           0       (36,580)       (3,046)
  Surrenders, withdrawals and
   death benefits.................  (11,068,116)  (6,769,866)    (269,956)   (202,015)   (7,624,810)   (6,203,093)
  Net transfers between other
   subaccounts or fixed rate
   option.........................   (2,642,568)  (6,216,130)  (1,452,427)    174,048   (42,240,369)     (252,420)
  Withdrawal and other
   charges........................      (99,847)     (40,903)     (38,817)    (14,754)     (944,155)     (387,372)
                                   ------------  -----------  -----------  ----------  ------------  ------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................    9,324,307    7,321,169    2,274,079   2,145,155    17,381,898    71,629,296
                                   ------------  -----------  -----------  ----------  ------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................    9,039,895    7,192,153    1,583,737   3,399,577    19,971,450    75,282,067

NET ASSETS
  Beginning of period.............   12,842,168    5,650,015    6,182,585   2,783,008   134,466,521    59,184,454
                                   ------------  -----------  -----------  ----------  ------------  ------------
  End of period................... $ 21,882,063  $12,842,168  $ 7,766,322  $6,182,585  $154,437,971  $134,466,521
                                   ============  ===========  ===========  ==========  ============  ============

  Beginning units.................    1,273,760      539,892      507,079     313,058    12,278,400     5,518,742
                                   ------------  -----------  -----------  ----------  ------------  ------------
  Units issued....................    5,570,243    3,536,967      770,237     333,526    12,896,311     9,535,884
  Units redeemed..................   (4,622,722)  (2,803,099)    (630,790)   (139,505)  (11,082,639)   (2,776,226)
                                   ------------  -----------  -----------  ----------  ------------  ------------
  Ending units....................    2,221,281    1,273,760      646,526     507,079    14,092,072    12,278,400
                                   ============  ===========  ===========  ==========  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A37

                                       SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------
AST INTERNATIONAL VALUE    AST INTERNATIONAL GROWTH NVIT DEVELOPING MARKETS   AST INVESTMENT GRADE BOND
       PORTFOLIO                  PORTFOLIO                   FUND                    PORTFOLIO
-----------------------    -----------------------  -----------------------  --------------------------
 01/01/2011    01/01/2010   01/01/2011  01/01/2010   01/01/2011  01/01/2010   01/01/2011    01/01/2010
     TO            TO           TO          TO           TO          TO           TO            TO
 12/31/2011    12/31/2010   12/31/2011  12/31/2010   12/31/2011  12/31/2010   12/31/2011    12/31/2010
-----------    ----------  -----------  ----------  -----------  ----------  ------------  ------------
$   (10,049)   $  (22,329) $   (81,061) $  (43,480) $   (13,199) $  (36,623) $ (3,849,425) $  1,638,754
          0             0            0           0            0           0     2,420,829     5,399,891
   (507,100)      (45,153)    (773,683)    (36,296)    (855,034)   (144,914)    1,521,101    (2,514,047)
   (628,081)      369,708     (972,097)    717,816      622,061     505,689    14,626,636    (1,341,073)
-----------    ----------  -----------  ----------  -----------  ----------  ------------  ------------

 (1,145,230)      302,226   (1,826,841)    638,040     (246,172)    324,152    14,719,141     3,183,525
-----------    ----------  -----------  ----------  -----------  ----------  ------------  ------------

  3,175,404     2,557,442    4,376,264   3,114,318       22,594      10,141             0             0
          0             0            0           0            0           0             0             0
    (67,398)      (61,342)     (92,634)    (25,350)     (79,141)   (113,005)   (3,531,108)     (431,641)
 (1,727,225)       23,227   (1,576,773)  1,310,725   (1,611,156)    (38,094)  673,290,519    (9,679,595)
    (31,704)      (11,500)     (46,956)    (14,359)      (1,890)    (11,846)   (2,276,880)     (220,444)
-----------    ----------  -----------  ----------  -----------  ----------  ------------  ------------

  1,349,077     2,507,827    2,659,901   4,385,334   (1,669,593)   (152,804)  667,482,531   (10,331,680)
-----------    ----------  -----------  ----------  -----------  ----------  ------------  ------------

    203,847     2,810,053      833,060   5,023,374   (1,915,765)    171,348   682,201,672    (7,148,155)

  4,276,330     1,466,277    6,330,965   1,307,591    2,586,095   2,414,747     6,002,542    13,150,697
-----------    ----------  -----------  ----------  -----------  ----------  ------------  ------------
$ 4,480,177    $4,276,330  $ 7,164,025  $6,330,965  $   670,330  $2,586,095  $688,204,214  $  6,002,542
===========    ==========  ===========  ==========  ===========  ==========  ============  ============

    408,114       164,007      592,727     160,403      150,777     161,060       468,830     1,116,615
-----------    ----------  -----------  ----------  -----------  ----------  ------------  ------------
    677,919       349,184    1,177,939     562,932       10,159       8,024   152,585,942    15,050,881
   (591,920)     (105,077)    (986,406)   (130,608)    (109,590)    (18,307)  (96,314,575)  (15,698,666)
-----------    ----------  -----------  ----------  -----------  ----------  ------------  ------------
    494,113       408,114      784,260     592,727       51,346     150,777    56,740,197       468,830
===========    ==========  ===========  ==========  ===========  ==========  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A38

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                 SUBACCOUNTS
                                   --------------------------------------------------------------------------
                                   AST WESTERN ASSET CORE PLUS
                                        BOND PORTFOLIO         AST BOND PORTFOLIO 2018 AST BOND PORTFOLIO 2019
                                   --------------------------  ----------------------  ----------------------
                                    01/01/2011    01/01/2010    01/01/2011  01/01/2010 01/01/2011  01/01/2010
                                        TO            TO            TO          TO         TO          TO
                                    12/31/2011    12/31/2010    12/31/2011  12/31/2010 12/31/2011  12/31/2010
                                   -----------   -----------   -----------  ---------- ----------  ----------
OPERATIONS
  Net investment income
   (loss)......................... $   334,164   $   (46,800)  $  (177,515) $  (2,877)  $   (112)  $  (2,579)
  Capital gains distributions
   received.......................     462,908        58,022       307,854      9,067      2,092      13,902
  Realized gain (loss) on shares
   redeemed.......................     364,517       126,907        50,058     17,235       (610)     25,059
  Net change in unrealized gain
   (loss) on investments..........     187,065       293,483       612,200     11,122       (579)      3,590
                                   -----------   -----------   -----------  ---------   --------   ---------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................   1,348,654       431,612       792,597     34,547        791      39,972
                                   -----------   -----------   -----------  ---------   --------   ---------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................  12,310,969    13,819,331            27          2          4           0
  Annuity Payments................           0             0             0          0          0           0
  Surrenders, withdrawals and
   death benefits.................    (495,273)     (115,021)     (294,102)         0    (34,272)    (33,766)
  Net transfers between other
   subaccounts or fixed rate
   option.........................  (7,292,557)    3,453,235    20,339,006   (154,759)         0    (128,258)
  Withdrawal and other
   charges........................    (204,784)      (79,875)         (127)       (18)         0        (100)
                                   -----------   -----------   -----------  ---------   --------   ---------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................   4,318,355    17,077,670    20,044,804   (154,775)   (34,268)   (162,124)
                                   -----------   -----------   -----------  ---------   --------   ---------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................   5,667,009    17,509,282    20,837,401   (120,228)   (33,477)   (122,152)

NET ASSETS
  Beginning of period.............  23,212,964     5,703,682       211,345    331,573     33,478     155,630
                                   -----------   -----------   -----------  ---------   --------   ---------
  End of period................... $28,879,973   $23,212,964   $21,048,746  $ 211,345   $      1   $  33,478
                                   ===========   ===========   ===========  =========   ========   =========

  Beginning units.................   2,191,615       555,275        17,593     29,978      2,796      14,188
                                   -----------   -----------   -----------  ---------   --------   ---------
  Units issued....................   3,084,733     2,058,720     2,632,927     31,841          0      43,279
  Units redeemed..................  (2,648,599)     (422,380)     (863,244)   (44,226)    (2,796)    (54,671)
                                   -----------   -----------   -----------  ---------   --------   ---------
  Ending units....................   2,627,749     2,191,615     1,787,276     17,593          0       2,796
                                   ===========   ===========   ===========  =========   ========   =========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A39

                                        SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------
 AST GLOBAL REAL ESTATE     AST PARAMETRIC EMERGING  FRANKLIN TEMPLETON VIP FOUNDING    AST GOLDMAN SACHS
       PORTFOLIO           MARKETS EQUITY PORTFOLIO     FUNDS ALLOCATION FUND        SMALL-CAP VALUE PORTFOLIO
-----------------------    ------------------------  ------------------------------  -----------------------
 01/01/2011    01/01/2010   01/01/2011   01/01/2010   01/01/2011      01/01/2010      01/01/2011   01/01/2010
     TO            TO           TO           TO           TO              TO              TO           TO
 12/31/2011    12/31/2010   12/31/2011   12/31/2010   12/31/2011      12/31/2010      12/31/2011   12/31/2010
-----------    ----------  -----------  -----------   ------------    ------------   -----------   ----------
$    24,590    $   (6,229) $  (142,835) $   (98,534) $ (2,144,536)   $  1,154,989    $  (140,819)  $  (50,495)
          0             0            0            0             0           7,657              0            0
   (179,409)       33,140   (1,900,072)     184,283    (4,030,882)        369,952       (340,918)     126,418
   (375,870)      264,616   (3,298,453)   1,557,435    (5,447,041)      5,016,256       (608,211)   1,102,368
-----------    ----------  -----------  -----------   ------------    ------------   -----------   ----------

   (530,689)      291,527   (5,341,360)   1,643,184   (11,622,459)      6,548,854     (1,089,948)   1,178,291
-----------    ----------  -----------  -----------   ------------    ------------   -----------   ----------

  2,284,934     2,054,823   11,227,397   11,615,268    78,999,146      74,873,151      7,710,555    6,250,119
          0             0            0            0             0               0              0            0
    (60,381)       (7,616)    (194,829)     (22,377)   (1,461,462)       (282,548)      (419,088)    (297,463)
 (1,360,284)      185,424   (8,133,173)   1,104,990   (51,674,178)      1,938,305     (4,276,518)     281,339
    (28,356)       (9,026)    (145,512)     (46,859)     (891,924)       (339,182)       (81,803)     (23,898)
-----------    ----------  -----------  -----------   ------------    ------------   -----------   ----------

    835,913     2,223,605    2,753,883   12,651,022    24,971,582      76,189,726      2,933,146    6,210,097
-----------    ----------  -----------  -----------   ------------    ------------   -----------   ----------

    305,224     2,515,132   (2,587,477)  14,294,206    13,349,123      82,738,580      1,843,198    7,388,388

  3,166,324       651,192   17,086,130    2,791,924   106,343,549      23,604,969      9,196,544    1,808,156
-----------    ----------  -----------  -----------   ------------    ------------   -----------   ----------
$ 3,471,548    $3,166,324  $14,498,653  $17,086,130  $119,692,672    $106,343,549    $11,039,742   $9,196,544
===========    ==========  ===========  ===========   ============    ============   ===========   ==========

    289,148        79,139    1,468,373      302,876    10,403,163       2,728,568        790,640      188,198
-----------    ----------  -----------  -----------   ------------    ------------   -----------   ----------
    487,444       279,512    2,635,611    1,554,103    15,190,291       9,800,476      1,506,789      806,213
   (442,757)      (69,503)  (2,511,497)    (388,606)  (13,647,761)     (2,125,881)    (1,338,035)    (203,771)
-----------    ----------  -----------  -----------   ------------    ------------   -----------   ----------
    333,835       289,148    1,592,487    1,468,373    11,945,693      10,403,163        959,394      790,640
===========    ==========  ===========  ===========   ============    ============   ===========   ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A40

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                     SUBACCOUNTS
                                   -------------------------------------------------------------------------------
                                      AST CLS GROWTH ASSET      AST CLS MODERATE ASSET    AST HORIZON GROWTH ASSET
                                      ALLOCATION PORTFOLIO       ALLOCATION PORTFOLIO       ALLOCATION PORTFOLIO
                                   -------------------------  -------------------------  -------------------------
                                    01/01/2011    01/01/2010   01/01/2011    01/01/2010   01/01/2011    01/01/2010
                                        TO            TO           TO            TO           TO            TO
                                    12/31/2011    12/31/2010   12/31/2011    12/31/2010   12/31/2011    12/31/2010
                                   ------------  -----------  ------------  -----------  ------------  -----------
OPERATIONS
  Net investment income
   (loss)......................... $ (1,158,523) $  (385,662) $ (1,321,347) $  (463,742) $   (664,728) $  (247,098)
  Capital gains distributions
   received.......................      832,012            0     1,704,048            0     2,205,561            0
  Realized gain (loss) on shares
   redeemed.......................   (3,191,974)     360,147    (2,260,018)     217,271    (2,206,377)      64,959
  Net change in unrealized gain
   (loss) on investments..........   (5,453,108)   4,930,148    (5,736,625)   5,686,578    (3,293,153)   2,979,252
                                   ------------  -----------  ------------  -----------  ------------  -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................   (8,971,593)   4,904,633    (7,613,942)   5,440,107    (3,958,697)   2,797,113
                                   ------------  -----------  ------------  -----------  ------------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................   63,448,734   44,975,293    70,249,625   59,534,397    36,999,463   24,070,235
  Annuity Payments................            0            0             0            0             0            0
  Surrenders, withdrawals and
   death benefits.................     (710,074)    (148,453)   (1,596,833)    (308,606)     (535,161)     (38,134)
  Net transfers between other
   subaccounts or fixed rate
   option.........................  (34,037,183)   1,243,181   (28,090,529)   1,844,656   (15,405,961)   1,321,896
  Withdrawal and other
   charges........................     (593,984)    (186,562)     (733,121)    (260,134)     (361,713)    (125,483)
                                   ------------  -----------  ------------  -----------  ------------  -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................   28,107,493   45,883,459    39,829,142   60,810,313    20,696,628   25,228,514
                                   ------------  -----------  ------------  -----------  ------------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................   19,135,900   50,788,092    32,215,200   66,250,420    16,737,931   28,025,627

NET ASSETS
  Beginning of period.............   62,347,963   11,559,871    81,960,061   15,709,641    35,435,861    7,410,234
                                   ------------  -----------  ------------  -----------  ------------  -----------
  End of period................... $ 81,483,863  $62,347,963  $114,175,261  $81,960,061  $ 52,173,792  $35,435,861
                                   ============  ===========  ============  ===========  ============  ===========

  Beginning units.................    5,917,097    1,375,311     7,792,325    1,752,810     3,330,108      810,091
                                   ------------  -----------  ------------  -----------  ------------  -----------
  Units issued....................   11,456,791    5,923,091    11,864,728    6,767,546     6,509,643    3,204,677
  Units redeemed..................   (9,462,771)  (1,381,305)   (8,535,713)    (728,031)   (4,875,583)    (684,660)
                                   ------------  -----------  ------------  -----------  ------------  -----------
  Ending units....................    7,911,117    5,917,097    11,121,340    7,792,325     4,964,168    3,330,108
                                   ============  ===========  ============  ===========  ============  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A41

                                     SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------
AST HORIZON MODERATE ASSET    AST FI PYRAMIS(R) ASSET        PROFUND VP        PROFUND VP CONSUMER
   ALLOCATION PORTFOLIO         ALLOCATION PORTFOLIO      CONSUMER SERVICES      GOODS PORTFOLIO
-------------------------    -------------------------  --------------------  --------------------
 01/01/2011      01/01/2010   01/01/2011    01/01/2010  01/01/2011 01/01/2010 01/01/2011 01/01/2010
     TO              TO           TO            TO          TO         TO         TO         TO
 12/31/2011      12/31/2010   12/31/2011    12/31/2010  12/31/2011 12/31/2010 12/31/2011 12/31/2010
------------    -----------  ------------  -----------  ---------- ---------- ---------- ----------
$   (933,786)   $  (446,777) $   (769,247) $  (198,091)  $ (4,782)  $ (4,044)  $   (650)  $ (2,601)
   3,870,248              0     1,983,750            0          0          0          0          0
  (1,431,415)       245,040    (3,104,763)     128,640     28,940     13,726     24,821      6,592
  (5,382,931)     4,713,234    (3,444,372)   2,853,051    (23,814)    41,963    (17,033)    35,992
------------    -----------  ------------  -----------   --------   --------   --------   --------

  (3,877,884)     4,511,497    (5,334,632)   2,783,600        344     51,645      7,138     39,983
------------    -----------  ------------  -----------   --------   --------   --------   --------

  41,333,962     41,965,964    43,253,820   27,775,445     49,505     37,035     45,585     40,715
           0              0             0            0          0          0          0          0
    (916,157)      (234,373)     (493,695)     (74,948)      (876)      (606)      (933)      (623)
 (16,290,239)     1,549,699   (19,482,671)     526,653    (49,456)    (2,306)   (53,434)    (6,477)
    (586,636)      (259,950)     (355,134)     (86,600)    (2,686)    (2,195)    (2,629)    (2,217)
------------    -----------  ------------  -----------   --------   --------   --------   --------

  23,540,930     43,021,340    22,922,320   28,140,550     (3,513)    31,928    (11,411)    31,398
------------    -----------  ------------  -----------   --------   --------   --------   --------

  19,663,046     47,532,837    17,587,688   30,924,150     (3,169)    83,573     (4,273)    71,381

  66,677,733     19,144,896    35,508,892    4,584,742    321,529    237,956    313,737    242,356
------------    -----------  ------------  -----------   --------   --------   --------   --------
$ 86,340,779    $66,677,733  $ 53,096,580  $35,508,892   $318,360   $321,529   $309,464   $313,737
============    ===========  ============  ===========   ========   ========   ========   ========

   6,330,222      2,050,165     3,298,104      503,844     29,590     26,190     29,498     26,348
------------    -----------  ------------  -----------   --------   --------   --------   --------
   7,441,727      4,917,530     7,313,785    3,287,113     19,609     13,710     17,058     10,943
  (5,446,837)      (637,473)   (5,494,818)    (492,853)   (21,012)   (10,310)   (18,942)    (7,793)
------------    -----------  ------------  -----------   --------   --------   --------   --------
   8,325,112      6,330,222     5,117,071    3,298,104     28,187     29,590     27,614     29,498
============    ===========  ============  ===========   ========   ========   ========   ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A42

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                              SUBACCOUNTS
                                   ----------------------------------------------------------------
                                        PROFUND VP            PROFUND VP            PROFUND VP
                                        FINANCIALS            HEALTH CARE           INDUSTRIALS
                                   --------------------  --------------------  --------------------
                                   01/01/2011 01/01/2010 01/01/2011 01/01/2010 01/01/2011 01/01/2010
                                       TO         TO         TO         TO         TO         TO
                                   12/31/2011 12/31/2010 12/31/2011 12/31/2010 12/31/2011 12/31/2010
                                   ---------- ---------- ---------- ---------- ---------- ----------
OPERATIONS
  Net investment income
   (loss)......................... $  (7,239)  $ (5,082)  $ (4,595)  $ (4,023)  $ (4,048)  $ (3,968)
  Capital gains distributions
   received.......................         0          0          0          0          0          0
  Realized gain (loss) on shares
   redeemed.......................   (18,867)     7,829     25,471      6,403     22,262     15,855
  Net change in unrealized gain
   (loss) on investments..........   (78,387)    36,511     (2,293)     1,685    (48,784)    49,261
                                   ---------   --------   --------   --------   --------   --------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................  (104,493)    39,258     18,583      4,065    (30,570)    61,148
                                   ---------   --------   --------   --------   --------   --------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................    65,530     51,655     50,988     36,610     40,222     26,226
  Annuity Payments................         0          0          0          0          0          0
  Surrenders, withdrawals and
   death benefits.................      (889)      (592)      (849)      (572)      (281)      (581)
  Net transfers between other
   subaccounts or fixed rate
   option.........................     1,062     43,884    (71,762)    22,346    (80,591)   (24,629)
  Withdrawal and other
   charges........................    (3,528)    (2,940)    (3,128)    (2,598)    (2,868)    (2,646)
                                   ---------   --------   --------   --------   --------   --------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................    62,175     92,007    (24,751)    55,786    (43,518)    (1,630)
                                   ---------   --------   --------   --------   --------   --------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................   (42,318)   131,265     (6,168)    59,851    (74,088)    59,518

NET ASSETS
  Beginning of period.............   503,074    371,809    373,244    313,393    363,522    304,004
                                   ---------   --------   --------   --------   --------   --------
  End of period................... $ 460,756   $503,074   $367,076   $373,244   $289,434   $363,522
                                   =========   ========   ========   ========   ========   ========

  Beginning units.................    76,969     62,171     37,474     31,881     39,954     40,736
                                   ---------   --------   --------   --------   --------   --------
  Units issued....................    63,797     32,490     24,879     16,550     28,222     19,539
  Units redeemed..................   (57,714)   (17,692)   (28,367)   (10,957)   (35,302)   (20,321)
                                   ---------   --------   --------   --------   --------   --------
  Ending units....................    83,052     76,969     33,986     37,474     32,874     39,954
                                   =========   ========   ========   ========   ========   ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A43

                                SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------
     PROFUND VP             PROFUND VP            PROFUND VP            PROFUND VP
   MID-CAP GROWTH          MID-CAP VALUE          REAL ESTATE        SMALL-CAP GROWTH
--------------------   --------------------  --------------------  --------------------
01/01/2011  01/01/2010 01/01/2011 01/01/2010 01/01/2011 01/01/2010 01/01/2011 01/01/2010
    TO          TO         TO         TO         TO         TO         TO         TO
12/31/2011  12/31/2010 12/31/2011 12/31/2010 12/31/2011 12/31/2010 12/31/2011 12/31/2010
----------  ---------- ---------- ---------- ---------- ---------- ---------- ----------
 $ (1,427)   $(1,063)   $  (984)   $   (735)  $ (1,951)  $  2,964   $  (383)   $   (313)
        0          0          0           0          0          0        43           0
    5,612      3,729      1,664       8,128     20,887     19,956     3,513       4,437
  (15,105)    14,623     (9,053)      3,680    (21,958)     1,830    (4,807)      1,027
 --------    -------    -------    --------   --------   --------   -------    --------

  (10,920)    17,289     (8,373)     11,073     (3,022)    24,750    (1,634)      5,151
 --------    -------    -------    --------   --------   --------   -------    --------

   16,804      9,111     18,364       7,336     13,703      9,624     1,958         286
        0          0          0           0          0          0         0           0
      (92)       (82)    (2,192)       (408)      (171)      (410)   (2,091)       (329)
   (6,856)     1,468      3,080     (32,112)   (32,886)   (21,858)      (21)    (11,366)
     (788)      (533)      (633)       (517)    (1,059)    (1,007)     (209)       (160)
 --------    -------    -------    --------   --------   --------   -------    --------

    9,068      9,964     18,619     (25,701)   (20,413)   (13,651)     (363)    (11,569)
 --------    -------    -------    --------   --------   --------   -------    --------

   (1,852)    27,253     10,246     (14,628)   (23,435)    11,099    (1,997)     (6,418)

   88,882     61,629     70,682      85,310    133,044    121,945    28,093      34,511
 --------    -------    -------    --------   --------   --------   -------    --------
 $ 87,030    $88,882    $80,928    $ 70,682   $109,609   $133,044   $26,096    $ 28,093
 ========    =======    =======    ========   ========   ========   =======    ========

    8,315      7,296      7,138      10,224     15,569     17,522     2,676       4,073
 --------    -------    -------    --------   --------   --------   -------    --------
    8,878      4,443      8,089       2,870     11,942      6,783     3,176       1,015
   (8,683)    (3,424)    (6,593)     (5,956)   (15,082)    (8,736)   (3,361)     (2,412)
 --------    -------    -------    --------   --------   --------   -------    --------
    8,510      8,315      8,634       7,138     12,429     15,569     2,491       2,676
 ========    =======    =======    ========   ========   ========   =======    ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A44

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                              SUBACCOUNTS
                                   ----------------------------------------------------------------
                                        PROFUND VP            PROFUND VP
                                      SMALL-CAP VALUE     TELECOMMUNICATIONS   PROFUND VP UTILITIES
                                   --------------------  --------------------  --------------------
                                   01/01/2011 01/01/2010 01/01/2011 01/01/2010 01/01/2011 01/01/2010
                                       TO         TO         TO         TO         TO         TO
                                   12/31/2011 12/31/2010 12/31/2011 12/31/2010 12/31/2011 12/31/2010
                                   ---------- ---------- ---------- ---------- ---------- ----------
OPERATIONS
  Net investment income
   (loss).........................  $  (342)   $  (294)   $  3,833   $  2,949   $  2,653   $  2,096
  Capital gains distributions
   received.......................        0          0           0          0          0          0
  Realized gain (loss) on shares
   redeemed.......................    2,484      1,211       1,355       (749)    14,234       (971)
  Net change in unrealized gain
   (loss) on investments..........   (4,269)     3,365     (17,520)    25,422     14,867      6,685
                                    -------    -------    --------   --------   --------   --------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................   (2,127)     4,282     (12,332)    27,622     31,754      7,810
                                    -------    -------    --------   --------   --------   --------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................    2,175      1,939      39,282     24,193     49,250     48,462
  Annuity Payments................        0          0           0          0          0          0
  Surrenders, withdrawals and
   death benefits.................        0       (326)     (1,380)      (577)    (1,708)    (1,566)
  Net transfers between other
   subaccounts or fixed rate
   option.........................   (5,194)    (1,423)    (13,680)   (25,361)   (62,123)     9,949
  Withdrawal and other
   charges........................     (196)      (175)     (2,212)    (1,767)    (2,276)    (1,766)
                                    -------    -------    --------   --------   --------   --------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................   (3,215)        15      22,010     (3,512)   (16,857)    55,079
                                    -------    -------    --------   --------   --------   --------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................   (5,342)     4,297       9,678     24,110     14,897     62,889

NET ASSETS
  Beginning of period.............   24,601     20,304     245,062    220,952    243,845    180,956
                                    -------    -------    --------   --------   --------   --------
  End of period...................  $19,259    $24,601    $254,740   $245,062   $258,742   $243,845
                                    =======    =======    ========   ========   ========   ========

  Beginning units.................    2,399      2,382      27,946     28,718     29,660     22,973
                                    -------    -------    --------   --------   --------   --------
  Units issued....................    1,982        704      26,328     11,994     23,495     15,676
  Units redeemed..................   (2,393)      (687)    (25,330)   (12,766)   (25,964)    (8,989)
                                    -------    -------    --------   --------   --------   --------
  Ending units....................    1,988      2,399      28,944     27,946     27,191     29,660
                                    =======    =======    ========   ========   ========   ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A45

                                   SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------
     PROFUND VP            PROFUND VP                                 AST JENNISON LARGE-CAP
  LARGE-CAP GROWTH       LARGE-CAP VALUE    AST BOND PORTFOLIO 2020      VALUE PORTFOLIO
--------------------  --------------------  -----------------------  -----------------------
01/01/2011 01/01/2010 01/01/2011 01/01/2010  01/01/2011  01/01/2010   01/01/2011  01/01/2010
    TO         TO         TO         TO          TO          TO           TO          TO
12/31/2011 12/31/2010 12/31/2011 12/31/2010  12/31/2011  12/31/2010   12/31/2011  12/31/2010
---------- ---------- ---------- ---------- -----------  ----------  -----------  ----------
 $  (824)   $   (816)  $ (1,028)  $   (634) $   (15,192) $  (43,264) $   (50,441) $  (14,024)
       0           0          0          0      317,874           0       14,020       1,403
   5,278       6,516        856       (355)     (10,202)    176,767     (334,662)     (8,320)
  (6,626)     (1,196)    (8,180)    14,033       32,756      (3,529)    (267,112)    232,465
 -------    --------   --------   --------  -----------  ----------  -----------  ----------

  (2,172)      4,504     (8,352)    13,044      325,236     129,974     (638,195)    211,524
 -------    --------   --------   --------  -----------  ----------  -----------  ----------

     572           0     23,502     13,096            4         454    2,749,806   2,119,285
       0           0          0          0            0           0            0           0
  (2,016)          0        (93)       (82)     (29,615)    (45,408)     (10,522)     (3,477)
  (4,708)    (24,098)   (13,093)     2,711   (2,748,369)  3,115,330   (1,421,000)    252,938
    (281)       (204)      (831)      (631)        (442)     (1,277)     (28,224)     (4,908)
 -------    --------   --------   --------  -----------  ----------  -----------  ----------

  (6,433)    (24,302)     9,485     15,094   (2,778,422)  3,069,099    1,290,060   2,363,838
 -------    --------   --------   --------  -----------  ----------  -----------  ----------

  (8,605)    (19,798)     1,133     28,138   (2,453,186)  3,199,073      651,865   2,575,362
  45,548      65,346    139,447    111,309    3,199,073           0    2,684,385     109,023
 -------    --------   --------   --------  -----------  ----------  -----------  ----------
 $36,943    $ 45,548   $140,580   $139,447  $   745,887  $3,199,073  $ 3,336,250  $2,684,385
 =======    ========   ========   ========  ===========  ==========  ===========  ==========

   4,793       7,640     16,965     15,062      331,074           0      251,015      10,581
 -------    --------   --------   --------  -----------  ----------  -----------  ----------
   4,644       1,818      9,971      5,279      242,070     984,691      561,052     278,190
  (5,606)     (4,665)    (9,352)    (3,376)    (507,262)   (653,617)    (473,375)    (37,756)
 -------    --------   --------   --------  -----------  ----------  -----------  ----------
   3,831       4,793     17,584     16,965       65,882     331,074      338,692     251,015
 =======    ========   ========   ========  ===========  ==========  ===========  ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A46

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                  SUBACCOUNTS
                                   ------------------------------------------------------------------------------
                                                              CREDIT SUISSE TRUST
                                    AST JENNISON LARGE-CAP  INTERNATIONAL EQUITY FLEX III
                                       GROWTH PORTFOLIO            PORTFOLIO              AST BOND PORTFOLIO 2017
                                   -----------------------  ----------------------------  -----------------------
                                    01/01/2011  01/01/2010   01/01/2011     01/01/2010     01/01/2011  01/04/2010*
                                        TO          TO           TO             TO             TO          TO
                                    12/31/2011  12/31/2010  10/21/2011**    12/31/2010     12/31/2011  12/31/2010
                                   -----------  ----------  ------------    ----------    -----------  -----------
OPERATIONS
  Net investment income
   (loss)......................... $   (67,085) $  (13,064)  $  16,190      $ (11,589)    $  (162,337)  $  (6,323)
  Capital gains distributions
   received.......................           0           0           0              0          23,155           0
  Realized gain (loss) on shares
   redeemed.......................    (137,141)     34,603     (57,016)        16,167          83,003      39,575
  Net change in unrealized gain
   (loss) on investments..........    (158,484)    180,226     (99,917)        89,955         403,543        (335)
                                   -----------  ----------   ---------      ---------     -----------   ---------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................    (362,710)    201,765    (140,743)        94,533         347,364      32,917
                                   -----------  ----------   ---------      ---------     -----------   ---------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................   4,398,143   1,909,988       1,122              0              85           1
  Annuity Payments................           0           0           0         (2,034)              0           0
  Surrenders, withdrawals and
   death benefits.................     (10,000)       (485)    (85,777)      (135,105)       (253,355)    (23,336)
  Net transfers between other
   subaccounts or fixed rate
   option.........................  (1,439,620)    (52,320)   (718,778)        14,730      20,837,042     195,571
  Withdrawal and other
   charges........................     (24,802)     (4,859)       (435)          (574)         (3,919)          0
                                   -----------  ----------   ---------      ---------     -----------   ---------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................   2,923,721   1,852,324    (803,868)      (122,983)     20,579,853     172,236
                                   -----------  ----------   ---------      ---------     -----------   ---------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................   2,561,011   2,054,089    (944,611)       (28,450)     20,927,217     205,153

NET ASSETS
  Beginning of period.............   2,096,439      42,350     944,611        973,061         205,153           0
                                   -----------  ----------   ---------      ---------     -----------   ---------
  End of period................... $ 4,657,450  $2,096,439   $       0      $ 944,611     $21,132,370   $ 205,153
                                   ===========  ==========   =========      =========     ===========   =========

  Beginning units.................     193,445       4,113      84,539         96,387          19,412           0
                                   -----------  ----------   ---------      ---------     -----------   ---------
  Units issued....................     724,888     262,706       2,376          9,258       2,884,171     138,503
  Units redeemed..................    (483,262)    (73,374)    (86,915)       (21,106)     (1,067,679)   (119,091)
                                   -----------  ----------   ---------      ---------     -----------   ---------
  Ending units....................     435,071     193,445           0         84,539       1,835,904      19,412
                                   ===========  ==========   =========      =========     ===========   =========

*  Date subaccount became available for investment

** Date subaccount was no longer available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A47

                                  SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------
                           WELLS FARGO ADVANTAGE VT WELLS FARGO ADVANTAGE VT WELLS FARGO ADVANTAGE VT
                           CORE EQUITY PORTFOLIO    INTERNATIONAL EQUITY     OMEGA GROWTH PORTFOLIO
AST BOND PORTFOLIO 2021        SHARE CLASS 1        PORTFOLIO SHARE CLASS 1      SHARE CLASS 1
-----------------------    -----------------------  -----------------------  -----------------------
 01/01/2011    01/04/2010* 01/01/2011   7/16/2010*  01/01/2011   7/16/2010*  01/01/2011   7/16/2010*
     TO            TO          TO           TO          TO           TO          TO           TO
 12/31/2011    12/31/2010  8/26/2011**  12/31/2010  12/31/2011   12/31/2010  12/31/2011   12/31/2010
-----------    ----------- -----------  ----------  ----------   ----------  ----------   ----------
$  (350,851)   $  (26,471)  $     (84)   $ (2,252)   $ (2,527)    $ (1,834)   $ (6,228)    $ (2,753)
          0             0      74,422           0      10,094            0       3,129            0
  1,239,362        13,734     (49,779)        598       1,817        1,611       5,466        5,251
  2,052,415       (54,472)    (59,595)     59,595     (43,492)      43,390     (27,460)      78,491
-----------    ----------   ---------    --------    --------     --------    --------     --------

  2,940,926       (67,209)    (35,036)     57,941     (34,108)      43,167     (25,093)      80,989
-----------    ----------   ---------    --------    --------     --------    --------     --------

          0             0           0          62           0            0           1            0
          0             0           0           0           0            0           0            0
   (367,153)      (17,460)    (10,746)     (3,410)     (5,488)      (1,862)     (4,972)     (16,001)
 26,606,619     4,443,832    (267,652)    258,896       3,005      200,893     (12,340)     303,350
     (7,377)           (8)        (28)        (27)        (23)         (18)        (12)          (4)
-----------    ----------   ---------    --------    --------     --------    --------     --------

 26,232,089     4,426,364    (278,426)    255,521      (2,506)     199,013     (17,323)     287,345
-----------    ----------   ---------    --------    --------     --------    --------     --------

 29,173,015     4,359,155    (313,462)    313,462     (36,614)     242,180     (42,416)     368,334

  4,359,155             0     313,462           0     242,180            0     368,334            0
-----------    ----------   ---------    --------    --------     --------    --------     --------
$33,532,170    $4,359,155   $       0    $313,462    $205,566     $242,180    $325,918     $368,334
===========    ==========   =========    ========    ========     ========    ========     ========

    395,858             0      21,995           0      16,854            0     188,089            0
-----------    ----------   ---------    --------    --------     --------    --------     --------
  4,630,709       670,492           0      22,261       1,211       17,885       3,130      201,014
 (2,384,999)     (274,634)    (21,995)       (266)     (1,374)      (1,031)    (12,305)     (12,925)
-----------    ----------   ---------    --------    --------     --------    --------     --------
  2,641,568       395,858           0      21,995      16,691       16,854     178,914      188,089
===========    ==========   =========    ========    ========     ========    ========     ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A48

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                                SUBACCOUNTS
                                                          -----------------------------------------------------------
                                                          WELLS FARGO ADVANTAGE     WELLS FARGO ADVANTAGE     AST BOND
                                                           VT SMALL CAP GROWTH       VT SMALL CAP VALUE      PORTFOLIO
                                                          PORTFOLIO SHARE CLASS 1   PORTFOLIO SHARE CLASS 1     2022
                                                          -----------------------   ----------------------  -----------
                                                          01/01/2011   7/16/2010*   01/01/2011  7/16/2010*   1/3/2011*
                                                              TO           TO           TO          TO           TO
                                                          12/31/2011   12/31/2010   12/31/2011  12/31/2010   12/31/2011
                                                          ----------   ----------   ----------  ----------  -----------
OPERATIONS
  Net investment income (loss)...........................        $0           $0     $   (512)   $  (523)   $   (94,888)
  Capital gains distributions received...................         0            0            0          0              0
  Realized gain (loss) on shares redeemed................         1            0          888        803        133,351
  Net change in unrealized gain (loss) on investments....        (1)           1       (6,272)    13,246        597,720
                                                          ---------    ---------     --------    -------    -----------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS.............................         0            1       (5,896)    13,526        636,183
                                                          ---------    ---------     --------    -------    -----------

CONTRACT OWNER TRANSACTIONS
  Contract owner net payments............................         0            4            0          9              0
  Annuity Payments.......................................         0            0            0          0              0
  Surrenders, withdrawals and death benefits.............        (5)           0       (4,411)    (1,544)       (95,379)
  Net transfers between other subaccounts or fixed rate
   option................................................         0            0            0     59,492     15,063,006
  Withdrawal and other charges...........................         0            0         (199)      (185)           (23)
                                                          ---------    ---------     --------    -------    -----------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM CONTRACT OWNER
   TRANSACTIONS..........................................        (5)           4       (4,610)    57,772     14,967,604
                                                          ---------    ---------     --------    -------    -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS..................        (5)           5      (10,506)    71,298     15,603,787

NET ASSETS
  Beginning of period....................................         5            0       71,298          0              0
                                                          ---------    ---------     --------    -------    -----------
  End of period..........................................        $0           $5     $ 60,792    $71,298    $15,603,787
                                                          =========    =========     ========    =======    ===========

  Beginning units........................................         0            0        6,040          0              0
                                                          ---------    ---------     --------    -------    -----------
  Units issued...........................................         0            0            0      6,789      2,159,107
  Units redeemed.........................................         0            0         (406)      (749)      (857,351)
                                                          ---------    ---------     --------    -------    -----------
  Ending units...........................................         0            0        5,634      6,040      1,301,756
                                                          =========    =========     ========    =======    ===========

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A49

                            SUBACCOUNTS (CONTINUED)
        --------------------------------------------------------------
                           WELLS FARGO
          AST BLACKROCK     ADVANTAGE          AST       AST NEUBERGER
        GLOBAL STRATEGIES VT OPPORTUNITY PRUDENTIAL CORE  BERMAN CORE
            PORTFOLIO     FUND - CLASS 1 BOND PORTFOLIO  BOND PORTFOLIO
        ----------------- -------------- --------------- --------------
           4/29/2011*       8/26/2011*     10/31/2011*    10/31/2011*
               TO               TO             TO              TO
           12/31/2011       12/31/2011     12/31/2011      12/31/2011
        ----------------- -------------- --------------- --------------
           $  (412,731)      $ (1,571)      $   (370)       $   (518)
                     0              0              0               0
              (384,884)            80             18               2
            (2,193,000)        13,571          2,915           3,106
           -----------       --------       --------        --------

            (2,990,615)        12,080          2,563           2,590
           -----------       --------       --------        --------

            17,654,025              0        270,483         333,800
              (144,021)             0              0               0
            (2,217,275)        (2,734)             0               0
            32,082,198        258,727         87,261         108,042
               (70,539)             0             (3)           (143)
           -----------       --------       --------        --------

            47,304,388        255,993        357,741         441,699
           -----------       --------       --------        --------

            44,313,773        268,073        360,304         444,289

                     0              0              0               0
           -----------       --------       --------        --------
           $44,313,773       $268,073       $360,304        $444,289
           ===========       ========       ========        ========

                     0              0              0               0
           -----------       --------       --------        --------
             5,650,666         26,209         37,586          46,069
              (815,964)        (1,163)        (1,811)         (1,951)
           -----------       --------       --------        --------
             4,834,702         25,046         35,775          44,118
           ===========       ========       ========        ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A50

                       NOTES TO FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                               DECEMBER 31, 2011

NOTE 1: GENERAL

        Pruco Life of New Jersey Flexible Premium Variable Annuity Account (the "Account") was established on May 20, 1996 under New Jersey law as a separate investment account of Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"), which is a wholly-owned subsidiary of Pruco Life Insurance Company (an Arizona domiciled company) and is indirectly wholly-owned by The Prudential Insurance Company of America ("Prudential"), a wholly-owned subsidiary of Prudential Financial, Inc. ("PFI"). Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Pruco Life of New Jersey's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business Pruco Life of New Jersey may conduct. Proceeds from purchases of Strategic Partners Variable Annuity One, Strategic Partners Variable Annuity One 3, Strategic Partners Select, Strategic Partners Advisor, Strategic Partners Plus, Strategic Partners FlexElite, Discovery Select and Discovery Choice Variable Annuity Contracts, and Prudential Premier B, L, X Series, Prudential Premier Bb Series, Prudential Premier Retirement, X, B, L C Series, Prudential Premier Advisor Series and Prudential Premier Retirement Variable Annuity contracts are invested in the Account.

        The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is a funding vehicle for individual variable annuity contracts. There are one hundred and ten subaccounts within the Account, of which one hundred and eight had activity during 2011. Each contract offers the option to invest in various subaccounts, each of which invests in either a corresponding portfolio of The Prudential Series Fund, Advanced Series Trust, (collectively the "Series Funds") or one of the non-Prudential administered funds (collectively, the "Portfolios"). Investment options vary by contract.

        The name of each Portfolio and the corresponding subaccount name are as follows:

AllianceBernstein VPS Large Cap Growth Portfolio Class B
American Century VP Value Fund
AST Academic Strategies Asset Allocation Portfolio
AST Advanced Strategies Portfolio
AST American Century Income & Growth Portfolio
AST Balanced Asset Allocation Portfolio
AST BlackRock Global Strategies Portfolio (merged from Prudential SP Growth
 Asset Allocation Portfolio)
AST BlackRock Value Portfolio (formerly AST Value Portfolio)
AST Bond Portfolio 2016*
AST Bond Portfolio 2017
AST Bond Portfolio 2018
AST Bond Portfolio 2019
AST Bond Portfolio 2020
AST Bond Portfolio 2021
AST Bond Portfolio 2022
AST Capital Growth Asset Allocation Portfolio
AST CLS Growth Asset Allocation Portfolio
AST CLS Moderate Asset Allocation Portfolio
AST Cohen & Steers Realty Portfolio
AST Federated Aggressive Growth Portfolio (merged from AST Neuberger Berman
 Small-Cap Growth Portfolio)
AST FI Pyramis(R) Asset Allocation Portfolio
AST First Trust Balanced Target Portfolio
AST First Trust Capital Appreciation Target Portfolio
AST Global Real Estate Portfolio
AST Goldman Sachs Concentrated Growth Portfolio
AST Goldman Sachs Large-Cap Value Portfolio (formerly AST AllianceBernstein
 Growth & Income Portfolio)
AST Goldman Sachs Mid-Cap Growth Portfolio
AST Goldman Sachs Small-Cap Value Portfolio
AST High Yield Portfolio
AST Horizon Growth Asset Allocation Portfolio
AST Horizon Moderate Asset Allocation Portfolio
AST International Growth Portfolio
AST International Value Portfolio
AST Investment Grade Bond Portfolio
AST J.P. Morgan Strategic Opportunities Portfolio
AST Jennison Large-Cap Growth Portfolio
AST Jennison Large-Cap Value Portfolio
AST JPMorgan International Equity Portfolio
AST Large-Cap Value Portfolio

                                      A51

AST Lord Abbett Core Fixed Income Portfolio (formerly AST Lord Abbett
 Bond-Debenture Portfolio)
AST Marsico Capital Growth Portfolio
AST MFS Global Equity Portfolio
AST MFS Growth Portfolio
AST Mid-Cap Value Portfolio
AST Money Market Portfolio
AST Neuberger Berman / LSV Mid-Cap Value Portfolio
AST Neuberger Berman Core Bond Portfolio
AST Neuberger Berman Mid-Cap Growth Portfolio
AST Neuberger Berman Small-Cap Growth Portfolio (merged to AST Federated
 Aggressive Growth Portfolio)**
AST Parametric Emerging Markets Equity Portfolio
AST PIMCO Limited Maturity Bond Portfolio
AST PIMCO Total Return Bond Portfolio
AST Preservation Asset Allocation Portfolio
AST Prudential Core Bond Portfolio
AST QMA US Equity Alpha Portfolio
AST Quantitative Modeling Portfolio*
AST Schroders Multi-Asset World Strategies Portfolio
AST Small-Cap Growth Portfolio
AST Small-Cap Value Portfolio
AST T. Rowe Price Asset Allocation Portfolio
AST T. Rowe Price Equity Income Portfolio
AST T. Rowe Price Global Bond Portfolio
AST T. Rowe Price Large-Cap Growth Portfolio
AST T. Rowe Price Natural Resources Portfolio
AST Wellington Management Hedged Equity Portfolio (formerly AST Aggressive
 Asset Allocation Portfolio)
AST Western Asset Core Plus Bond Portfolio
Credit Suisse Trust International Equity Flex III Portfolio**
Davis Value Portfolio
Prudential Global Portfolio
FTVIP Franklin Small-Mid Cap Growth Securities Fund
Invesco V.I. Core Equity Fund
Janus Aspen Janus Portfolio - Institutional Shares
Janus Aspen Janus Portfolio - Service Shares
Janus Aspen Overseas Portfolio - Institutional Shares
MFS(R) Growth Series - Initial Class
MFS(R) Research Series - Initial Class
NVIT Developing Markets Fund
ProFund VP Consumer Goods Portfolio
ProFund VP Consumer Services
ProFund VP Financials
ProFund VP Health Care
ProFund VP Industrials
ProFund VP Large-Cap Growth
ProFund VP Large-Cap Value
ProFund VP Mid-Cap Growth
ProFund VP Mid-Cap Value
ProFund VP Real Estate
ProFund VP Small-Cap Growth
ProFund VP Small-Cap Value
ProFund VP Telecommunications
ProFund VP Utilities
Prudential SP Prudential U.S. Emerging Growth Portfolio
Prudential Jennison 20/20 Focus Portfolio
Prudential SP Growth Asset Allocation Portfolio (merged to AST BlackRock Global
 Strategies Portfolio)**
Prudential High Yield Bond Portfolio
Franklin Templeton VIP Founding Funds Allocation Fund
Prudential Jennison Portfolio
Prudential Money Market Portfolio
Prudential Small Capitalization Stock Portfolio
Prudential SP International Value Portfolio
Prudential SP International Growth Portfolio
Prudential Diversified Bond Portfolio
Prudential Value Portfolio
Prudential SP Small Cap Value Portfolio
Prudential Stock Index Portfolio
Prudential Equity Portfolio
T. Rowe Price Equity Income Portfolio
T. Rowe Price International Stock Portfolio
Wells Fargo Advantage VT Small Cap Value Portfolio Share Class 1
Wells Fargo Advantage VT Core Equity Portfolio Share Class 1 (merged to Wells
 Fargo Advantage VT Opportunity Fund - Class 1)**
Wells Fargo Advantage VT International Equity Portfolio Share Class 1
Wells Fargo Advantage VT Omega Growth Portfolio Share Class 1
Wells Fargo Advantage VT Opportunity Fund - Class 1 (merged from Wells Fargo
 Advantage VT Core Equity Portfolio Share Class 1)
Wells Fargo Advantage VT Small Cap Growth Portfolio Share Class 1*
        --------
        * Subaccount available for investment, but had no assets as of December 31, 2011

        ** Subaccount no longer available for investment as of December 31, 2011

        At December 31, 2011, there were no balances or transactions for the period then ended pertaining to AST Bond Portfolio 2016 and AST Quantitative Modeling Portfolio.

        The Series Funds are diversified open-ended management investment companies, and each portfolio of the Series Funds is managed by affiliates of Prudential. Each of the variable investment options of the Account indirectly bears exposure to the market, credit and liquidity risks of the portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Series Funds and externally managed portfolios. Additional information on these subaccounts is available upon request to the appropriate companies.

                                      A52

        The following table sets forth the dates on which mergers took place in the Account along with relevant information pertaining to each merger. The transfers from the old subaccounts to the new subaccounts are reflected in the Statement of Changes in Net Assets for the year ended December 31, 2011 as net transfers between subaccounts. The transfers occurred as follows:

                                  REMOVED PORTFOLIO     SURVIVING PORTFOLIO
    APRIL 29, 2011             ----------------------- ---------------------
                                AST NEUBERGER BERMAN       AST FEDERATED
                                  SMALL-CAP GROWTH       AGGRESSIVE GROWTH
                                      PORTFOLIO              PORTFOLIO
                               ----------------------- ---------------------
    Shares....................           667,562              1,487,994
    Net asset value per share.       $     10.24            $     10.01
    Net assets before merger..       $ 6,835,831            $ 8,058,989
    Net assets after merger...       $         0            $14,894,820

                                PRUDENTIAL SP GROWTH
                                  ASSET ALLOCATION     AST BLACKROCK GLOBAL
                                      PORTFOLIO        STRATEGIES PORTFOLIO
                               ----------------------- ---------------------
    Shares....................         3,407,599              3,254,257
    Net asset value per share.       $      9.55            $     10.00
    Net assets before merger..       $32,542,567            $         0
    Net assets after merger...       $         0            $32,542,567

                                  REMOVED PORTFOLIO     SURVIVING PORTFOLIO
    AUGUST 26, 2011            ----------------------- ---------------------
                                WELLS FARGO ADVANTAGE  WELLS FARGO ADVANTAGE
                                   VT CORE EQUITY         VT OPPORTUNITY
                               PORTFOLIO SHARE CLASS 1    FUND - CLASS 1
                               ----------------------- ---------------------
    Shares....................            20,990                 16,111
    Net asset value per share.       $     12.68            $     16.52
    Net assets before merger..       $   266,172            $         0
    Net assets after merger...       $         0            $   266,172

NOTE 2: SIGNIFICANT ACCOUNTING POLICIES

        The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

        Investments--The investments in shares of the portfolios are stated at the net asset value of the respective portfolios, which is obtained from the custodian and is based on the fair value of the underlying securities in the respective portfolios. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Subaccount.

        Security Transactions--Realized gains and losses on security transactions are determined based upon an average cost of the investment sold. Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold.

        Dividend Income and Distributions Received--Dividend and capital gain distributions received are reinvested in additional shares of the portfolios and are recorded on the ex-distribution date.

        FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

        In May 2011, the Financial Accounting Standards Board ("FASB") issued updated guidance regarding the fair value measurements and disclosure requirements. The updated guidance clarifies existing guidance related to the application of fair value measurement methods and requires expanded disclosures. This new guidance is effective for the first interim or annual

                                      A53
        reporting period beginning after December 15, 2011 and should be applied prospectively. The Account expects this guidance to have an impact on its financial statement disclosures but limited, if any, impact on the Account's financial position or results of operations.

NOTE 3: FAIR VALUE

        Fair Value Measurement--Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance around fair value established a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

        Level 1--Fair value is based on unadjusted quoted prices in active markets that are accessible to the Account for identical assets or liabilities. These generally provide the most reliable evidence and are used to measure fair value whenever available. Active markets are defined as having the following characteristics for the measured asset/liability: (i) many transactions, (ii) current prices,
        (iii) price quotes not varying substantially among market makers,
        (iv) narrow bid/ask spreads and (v) most information publicly available. Investments which have a net asset value which is readily available to the public are classified as Level 1.

        Level 2--Fair value is based on significant inputs, other than Level 1 inputs, that are observable for the asset, either directly or indirectly, for substantially the full term of the asset through corroboration with observable market data. Level 2 inputs include quoted market prices in active markets for similar assets and liabilities, quoted market prices in markets that are not active for identical or similar assets or liabilities, and other market observable inputs. Investments which have a net asset value which is only available to institutional clients are classified as Level 2.

        Level 3--Fair value is based on at least one or more significant unobservable inputs for the asset or liability. These inputs reflect the Account's assumptions about the inputs market participants would use in pricing the asset or liability. As of December 31, 2011, the Account did not have any Level 3 assets or liabilities.

        As of December 31, 2011, all funds have been classified as Level 1 with the exception of proprietary funds, consisting of "Series Funds", and any non-proprietary funds not available for public investment, which are classified as Level 2. The Level 2 fund balances of assets and liabilities measured at fair value on a recurring basis, as of December 31, 2011, are presented below.

    Proprietary Funds ("Series Funds")....................... $3,915,020,972
    AllianceBernstein VPS Large Cap Growth Portfolio Class B. $      466,570
    Davis Value Portfolio.................................... $    2,181,362
    Janus Aspen Janus Portfolio - Service Shares............. $      422,958
    Janus Aspen Janus Portfolio - Institutional Shares....... $    4,977,112
    Janus Aspen Overseas Portfolio - Institutional Shares.... $    8,735,377
    NVIT Developing Markets Fund............................. $      670,330
    ProFund VP Consumer Services............................. $      318,360
    ProFund VP Consumer Goods Portfolio...................... $      309,464
    ProFund VP Financials.................................... $      460,756
    ProFund VP Health Care................................... $      367,076
    ProFund VP Industrials................................... $      289,434
    ProFund VP Mid-Cap Growth................................ $       87,030

                                      A54

ProFund VP Mid-Cap Value.............................................. $ 80,928
ProFund VP Real Estate................................................ $109,609
ProFund VP Small-Cap Growth........................................... $ 26,096
ProFund VP Small-Cap Value............................................ $ 19,259
ProFund VP Telecommunications......................................... $254,740
ProFund VP Utilities.................................................. $258,742
ProFund VP Large-Cap Growth........................................... $ 36,943
ProFund VP Large-Cap Value............................................ $140,580
Wells Fargo Advantage VT International Equity Portfolio Share Class 1. $205,566
Wells Fargo Advantage VT Omega Growth Portfolio Share Class 1......... $325,918
Wells Fargo Advantage VT Opportunity Fund - Class 1................... $268,073
Wells Fargo Advantage VT Small Cap Value Portfolio Share Class 1...... $ 60,792

        TRANSFERS BETWEEN LEVEL 1 AND LEVEL 2

        During 2011, there were no significant transfers from Level 1 to Level
        2. There were significant transfers from Level 2 to Level 1 of $10,422,649 in respect of the Invesco V.I. Core Equity Fund. The transfers are based on values as of December 31, 2010. Investments are transferred out of Level 1 and into Level 2 when a net asset value is no longer readily available to the public and conversely transferred out of Level 2 and into Level 1 when a net asset value becomes readily available to the public.

        As there are no Level 3 assets for either period, a presentation of the reconciliation of Level 3 assets is not required at this time. In addition, there are no other financial assets or liabilities valued on a non-recurring basis.

NOTE 4: TAXES

        Pruco Life of New Jersey is taxed as a "life insurance company" as defined by the Internal Revenue Code. The results of operations of the Account form a part of PFI's consolidated federal tax return. No federal income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Prudential management will review periodically the status of the policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

NOTE 5: PURCHASES AND SALES OF INVESTMENTS

        The aggregate costs of purchases and proceeds from sales, excluding distributions received and reinvested, of investments in the portfolios for the year ended December 31, 2011 were as follows:

                                                           PURCHASES       SALES
                                                          ------------ -------------
AllianceBernstein VPS Large Cap Growth Portfolio Class B. $     88,174 $     (97,827)
American Century VP Value Fund........................... $     82,051 $    (353,856)
AST Academic Strategies Asset Allocation Portfolio....... $166,969,049 $(136,140,865)
AST Advanced Strategies Portfolio........................ $184,670,803 $(124,334,426)
AST T. Rowe Price Equity Income Portfolio................ $  8,437,573 $  (7,466,103)
AST American Century Income & Growth Portfolio........... $ 12,433,682 $  (8,721,521)
AST Balanced Asset Allocation Portfolio.................. $243,299,336 $(207,316,441)
AST BlackRock Global Strategies Portfolio................ $ 53,812,802 $  (6,921,145)
AST BlackRock Value Portfolio............................ $  9,493,715 $  (6,648,722)
AST Bond Portfolio 2017.................................. $ 32,447,759 $ (12,033,485)
AST Bond Portfolio 2018.................................. $ 29,704,890 $  (9,851,103)
AST Bond Portfolio 2019.................................. $          0 $     (34,481)
AST Bond Portfolio 2020.................................. $  2,174,255 $  (4,993,382)
AST Bond Portfolio 2021.................................. $ 53,086,827 $ (27,216,575)
AST Bond Portfolio 2022.................................. $ 24,523,299 $  (9,650,582)
AST Capital Growth Asset Allocation Portfolio............ $189,783,984 $(174,565,762)
AST CLS Growth Asset Allocation Portfolio................ $110,992,344 $ (84,283,572)

                                      A55

                                                                         PURCHASES         SALES
                                                                       -------------- ---------------
AST CLS Moderate Asset Allocation Portfolio........................... $  112,556,663 $   (74,474,012)
AST Cohen & Steers Realty Portfolio................................... $   11,227,187 $    (7,835,877)
AST Federated Aggressive Growth Portfolio............................. $   18,916,151 $   (12,244,173)
AST FI Pyramis(R) Asset Allocation Portfolio.......................... $   71,145,875 $   (49,107,854)
AST First Trust Balanced Target Portfolio............................. $  132,366,619 $   (86,509,377)
AST First Trust Capital Appreciation Target Portfolio................. $  154,954,453 $  (123,814,599)
AST Global Real Estate Portfolio...................................... $    4,884,686 $    (4,114,032)
AST Goldman Sachs Concentrated Growth Portfolio....................... $   10,873,031 $    (9,928,003)
AST Goldman Sachs Large-Cap Value Portfolio........................... $   10,760,856 $    (8,301,014)
AST Goldman Sachs Mid-Cap Growth Portfolio............................ $   13,864,935 $   (12,255,504)
AST Goldman Sachs Small-Cap Value Portfolio........................... $   15,144,393 $   (12,411,186)
AST High Yield Portfolio.............................................. $    9,295,746 $    (7,140,264)
AST Horizon Growth Asset Allocation Portfolio......................... $   63,794,699 $   (43,934,429)
AST Horizon Moderate Asset Allocation Portfolio....................... $   72,013,250 $   (49,784,149)
AST International Growth Portfolio.................................... $   11,128,992 $    (8,606,354)
AST International Value Portfolio..................................... $    6,353,122 $    (5,093,733)
AST Investment Grade Bond Portfolio................................... $1,751,409,852 $(1,088,317,132)
AST J.P. Morgan Strategic Opportunities Portfolio..................... $   58,572,601 $   (40,478,017)
AST Jennison Large-Cap Growth Portfolio............................... $    7,308,881 $    (4,452,245)
AST Jennison Large-Cap Value Portfolio................................ $    5,317,597 $    (4,090,508)
AST JPMorgan International Equity Portfolio........................... $   14,504,842 $   (12,787,532)
AST Large-Cap Value Portfolio......................................... $    5,210,824 $    (4,100,668)
AST Lord Abbett Core Fixed Income Portfolio........................... $   16,205,252 $    (5,469,828)
AST Marsico Capital Growth Portfolio.................................. $   23,142,151 $   (19,773,688)
AST MFS Global Equity Portfolio....................................... $    9,916,797 $    (8,038,137)
AST MFS Growth Portfolio.............................................. $    5,032,422 $    (4,071,341)
AST Mid-Cap Value Portfolio........................................... $    7,994,050 $    (6,685,333)
AST Money Market Portfolio............................................ $   38,039,276 $   (29,002,867)
AST Neuberger Berman / LSV Mid-Cap Value Portfolio.................... $   11,660,583 $    (9,152,642)
AST Neuberger Berman Core Bond Portfolio.............................. $      442,704 $        (1,523)
AST Neuberger Berman Mid-Cap Growth Portfolio......................... $   13,922,191 $   (11,306,958)
AST Neuberger Berman Small-Cap Growth Portfolio....................... $    1,715,071 $    (7,275,514)
AST Parametric Emerging Markets Equity Portfolio...................... $   24,531,792 $   (22,106,592)
AST PIMCO Limited Maturity Bond Portfolio............................. $    9,454,122 $    (6,720,057)
AST PIMCO Total Return Bond Portfolio................................. $  109,271,032 $   (94,428,144)
AST Preservation Asset Allocation Portfolio........................... $  139,823,634 $   (78,623,583)
AST Prudential Core Bond Portfolio.................................... $      360,743 $        (3,371)
AST QMA US Equity Alpha Portfolio..................................... $    3,548,152 $    (2,657,782)
AST Schroders Multi-Asset World Strategies Portfolio.................. $  110,439,574 $   (74,357,655)
AST Small-Cap Growth Portfolio........................................ $    8,735,454 $    (6,585,380)
AST Small-Cap Value Portfolio......................................... $    7,395,895 $    (6,284,483)
AST T. Rowe Price Asset Allocation Portfolio.......................... $  249,579,471 $  (158,967,774)
AST T. Rowe Price Global Bond Portfolio............................... $   10,436,870 $    (8,571,042)
AST T. Rowe Price Large-Cap Growth Portfolio.......................... $   18,588,783 $   (14,744,912)
AST T. Rowe Price Natural Resources Portfolio......................... $   27,501,261 $   (22,200,382)
AST Wellington Management Hedged Equity Portfolio..................... $   12,778,327 $    (5,569,914)
AST Western Asset Core Plus Bond Portfolio............................ $   28,621,049 $   (24,799,544)
Credit Suisse Trust International Equity Flex III Portfolio........... $       15,257 $      (828,972)
Davis Value Portfolio................................................. $      171,758 $      (380,815)
FTVIP Franklin Small-Mid Cap Growth Securities Fund................... $      241,506 $      (450,158)
FTVIP Franklin Templeton VIP Founding Funds Allocation Fund - Class 2. $  139,311,721 $  (116,507,405)
Invesco V.I. Core Equity Fund......................................... $       19,490 $    (1,403,167)
Janus Aspen Janus Portfolio - Institutional Shares.................... $      145,785 $      (960,275)
Janus Aspen Janus Portfolio - Service Shares.......................... $       24,638 $      (253,411)
Janus Aspen Overseas Portfolio - Institutional Shares................. $      186,987 $    (2,109,260)
MFS(R) Growth Series - Initial Class.................................. $       25,592 $      (910,636)
MFS(R) Research Series - Initial Class................................ $        4,970 $      (291,707)
NVIT Developing Markets Fund.......................................... $      159,992 $    (1,845,259)
ProFund VP Consumer Goods Portfolio................................... $      163,486 $      (179,584)
ProFund VP Consumer Services.......................................... $      187,102 $      (195,397)
ProFund VP Financials................................................. $      330,889 $      (275,953)

                                      A56

                                                                       PURCHASES      SALES
                                                                       ---------- ------------
ProFund VP Health Care................................................ $  227,774 $   (258,301)
ProFund VP Industrials................................................ $  205,682 $   (254,193)
ProFund VP Large-Cap Growth........................................... $   43,421 $    (50,677)
ProFund VP Large-Cap Value............................................ $   74,374 $    (66,986)
ProFund VP Mid-Cap Growth............................................. $   90,616 $    (82,975)
ProFund VP Mid-Cap Value.............................................. $   70,033 $    (52,512)
ProFund VP Real Estate................................................ $   90,002 $   (112,366)
ProFund VP Small-Cap Growth........................................... $   30,546 $    (31,291)
ProFund VP Small-Cap Value............................................ $   17,629 $    (21,186)
ProFund VP Telecommunications......................................... $  205,799 $   (187,659)
ProFund VP Utilities.................................................. $  181,441 $   (202,283)
Prudential Diversified Bond Portfolio................................. $  478,726 $ (3,728,672)
Prudential Equity Portfolio........................................... $  119,695 $ (3,254,252)
Prudential Global Portfolio........................................... $   70,645 $   (991,800)
Prudential High Yield Bond Portfolio.................................. $  374,894 $ (4,324,576)
Prudential Jennison 20/20 Focus Portfolio............................. $  217,308 $   (844,210)
Prudential Jennison Portfolio......................................... $  290,650 $ (4,441,884)
Prudential Money Market Portfolio..................................... $4,126,526 $ (8,161,613)
Prudential Small Capitalization Stock Portfolio....................... $  327,789 $   (824,869)
Prudential SP Growth Asset Allocation Portfolio....................... $  210,935 $(33,725,603)
Prudential SP International Growth Portfolio.......................... $   85,730 $   (829,188)
Prudential SP International Value Portfolio........................... $  158,391 $   (744,042)
Prudential SP Small Cap Value Portfolio............................... $  257,370 $ (4,422,250)
Prudential Stock Index Portfolio...................................... $  719,049 $ (5,164,192)
Prudential Value Portfolio............................................ $  236,006 $ (4,785,335)
Prudential SP Prudential U.S. Emerging Growth Portfolio............... $  635,153 $ (2,589,034)
T. Rowe Price Equity Income Portfolio................................. $   48,421 $   (929,330)
T. Rowe Price International Stock Portfolio........................... $   69,460 $   (420,615)
Wells Fargo Advantage VT Core Equity Portfolio Share Class 1.......... $        0 $   (281,936)
Wells Fargo Advantage VT International Equity Portfolio Share Class 1. $   15,413 $    (21,881)
Wells Fargo Advantage VT Omega Growth Portfolio Share Class 1......... $    5,727 $    (29,278)
Wells Fargo Advantage VT Opportunity Fund - Class 1................... $  267,891 $    (13,469)
Wells Fargo Advantage VT Small Cap Growth Portfolio Share Class 1..... $        0 $         (5)
Wells Fargo Advantage VT Small Cap Value Portfolio Share Class 1...... $        0 $     (5,707)

NOTE 6: RELATED PARTY TRANSACTIONS

        PFI and its affiliates perform various services on behalf of the portfolios of the Series Funds in which the Account invests and may receive fees for the services performed. These services include, among other things, investment management, subadvisory, shareholder communications, preparation, postage, fund transfer agency and various other record keeping, administrative and customer service functions.

        The Prudential Series Fund has entered into a management agreement with Prudential Investments LLC ("PI") and the Advanced Series Trust has entered into an agreement with PI and AST Investment Services, Inc, both indirect, wholly-owned subsidiaries of PFI (together the "Investment Managers"). Pursuant to these agreements, the Investment Managers have responsibility for all investment advisory services and supervise the subadvisors' performance of such services with respect to each portfolio. The Investment Managers entered into subadvisory agreements with several subadvisors, including Prudential Investment Management, Inc. and Jennison Associates LLC, which are indirect, wholly-owned subsidiaries of PFI.

        The Series Funds have distribution agreements with Prudential Investment Management Services LLC ("PIMS"), an indirect, wholly-owned subsidiary of PFI, which acts as the distributor of the Class I and Class II shares of the Series Funds. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the portfolios of the Series Funds. However, service fees are paid to PIMS as distributor of the Class II shares of the

                                      A57
        portfolios of the Series Funds. The Investment Managers have agreed to reimburse certain portfolios of the Series Funds the portion of the management fee for that Portfolio equal to the amount that the aggregate annual ordinary operating expenses (excluding interest, taxes, brokerage commissions, and acquired fund expenses, as applicable) exceeds various agreed upon percentages of the portfolio's average daily net assets.

        Prudential Mutual Fund Services LLC, an affiliate of the Investment Managers and an indirect, wholly-owned subsidiary of PFI, serves as the transfer agent of each portfolio of the Series Funds.

        The Account has extensive transactions and relationships with Prudential and other affiliates. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties.

NOTE 7: FINANCIAL HIGHLIGHTS

        Pruco Life of New Jersey sells a number of variable annuity products that are funded by the Account. These products have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

        The following table was developed by determining which products offered by Pruco Life of New Jersey and funded by the Account have the lowest and highest expense ratio. Only product designs within each subaccount that had units outstanding throughout the respective periods were considered when determining the lowest and highest expense ratio. The summary may not reflect the minimum and maximum contract charges offered by Pruco Life of New Jersey as contract owners may not have selected all available and applicable contract options.

                              AT YEAR ENDED                             FOR YEAR ENDED
                   ------------------------------------  -----------------------------------------------
                                                  NET    INVESTMENT
                   UNITS       UNIT VALUE        ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST    (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ---------------------  ------- ---------- -----------------  ------------------
                                           PRUDENTIAL MONEY MARKET PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2011  15,082 $1.01024 to  $10.22387 $18,883   0.02%    1.00%  to   1.80%   -1.77% to   -0.96%
December 31, 2010  18,414 $1.02843 to  $10.32322 $22,913   0.03%    1.00%  to   1.80%   -1.73% to   -0.96%
December 31, 2009  15,430 $1.04657 to  $10.42341 $18,850   0.43%    1.00%  to   1.80%   -1.40% to   -0.60%
December 31, 2008  23,300 $1.06138 to  $ 1.37270 $28,397   2.59%    1.35%  to   1.80%    0.82% to    1.30%
December 31, 2007  18,166 $1.05271 to  $ 1.35615 $22,032   4.96%    1.35%  to   1.80%    3.20% to    3.63%

                                         PRUDENTIAL DIVERSIFIED BOND PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2011  11,805 $1.86014 to  $ 2.24741 $26,479   4.28%    1.35%  to   1.65%    5.78% to    6.08%
December 31, 2010  13,115 $1.75857 to  $ 2.11964 $27,736   4.18%    1.35%  to   1.65%    8.78% to    9.10%
December 31, 2009  15,202 $1.61669 to  $ 1.94392 $29,488   4.69%    1.35%  to   1.65%   18.56% to   18.91%
December 31, 2008  17,358 $1.36361 to  $ 1.63556 $28,332   5.12%    1.35%  to   1.65%   -5.02% to   -4.74%
December 31, 2007  21,214 $1.43562 to  $ 1.71791 $36,374   5.01%    1.35%  to   1.65%    4.00% to    4.31%

                                              PRUDENTIAL EQUITY PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2011  11,025 $1.15047 to  $ 1.96226 $20,353   0.68%    1.35%  to   1.80%   -5.17% to   -4.75%
December 31, 2010  12,475 $1.21137 to  $ 2.06117 $24,170   0.80%    1.35%  to   1.80%    9.93% to   10.41%
December 31, 2009  14,144 $1.10036 to  $ 1.86775 $24,855   1.61%    1.35%  to   1.80%   35.71% to   36.32%
December 31, 2008  15,829 $0.80955 to  $ 1.37073 $20,459   1.45%    1.35%  to   1.80%  -39.25% to  -38.98%
December 31, 2007  18,581 $1.33060 to  $ 2.24766 $39,447   1.01%    1.35%  to   1.80%    7.38% to    7.86%

                                              PRUDENTIAL VALUE PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2011  14,821 $1.28292 to  $ 2.51241 $28,787   1.02%    1.35%  to   1.80%   -7.24% to   -6.83%
December 31, 2010  16,908 $1.38306 to  $ 2.69800 $34,989   0.96%    1.35%  to   1.80%   11.85% to   12.34%
December 31, 2009  11,984 $1.23652 to  $ 2.40272 $25,088   2.06%    1.35%  to   1.80%   39.42% to   40.04%
December 31, 2008  13,276 $0.88692 to  $ 1.71665 $19,943   1.88%    1.35%  to   1.80%  -43.32% to  -43.07%
December 31, 2007  15,801 $1.56465 to  $ 3.01663 $41,707   1.24%    1.35%  to   1.80%    1.35% to    1.81%

                                      A58

                              AT YEAR ENDED                             FOR YEAR ENDED
                   ------------------------------------  -----------------------------------------------
                                                  NET    INVESTMENT
                   UNITS       UNIT VALUE        ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST    (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ---------------------  ------- ---------- -----------------  ------------------
                                         PRUDENTIAL HIGH YIELD BOND PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2011   6,482 $1.74036 to  $12.08103 $21,605   7.44%    1.35%  to   2.10%    2.94% to    3.69%
December 31, 2010   7,412 $1.68340 to  $11.65524 $24,396   8.33%    1.35%  to   2.10%   11.70% to   12.53%
December 31, 2009   8,610 $1.50037 to  $10.36252 $25,112   6.10%    1.35%  to   1.80%    3.16% to   45.21%
December 31, 2008   9,067 $1.03639 to  $ 1.28867 $11,670   8.56%    1.35%  to   1.65%  -23.54% to  -23.32%
December 31, 2007  11,056 $1.35549 to  $ 1.68122 $18,567   7.03%    1.35%  to   1.65%    0.96% to    1.26%

                                           PRUDENTIAL STOCK INDEX PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2011  14,344 $0.87367 to  $ 1.97156 $24,118   1.61%    1.35%  to   1.75%    0.20% to    0.60%
December 31, 2010  16,877 $0.87059 to  $ 1.96089 $27,983   1.76%    1.35%  to   1.75%   12.61% to   13.06%
December 31, 2009  19,203 $0.77191 to  $ 1.73514 $28,276   2.83%    1.35%  to   1.75%   23.91% to   24.41%
December 31, 2008  21,057 $0.62211 to  $ 1.39552 $25,023   2.27%    1.35%  to   1.75%  -38.03% to  -37.77%
December 31, 2007  24,905 $1.00244 to  $ 2.24407 $47,587   1.50%    1.35%  to   1.75%    3.28% to    3.69%

                                              PRUDENTIAL GLOBAL PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2011   3,495 $0.80450 to  $ 1.73216 $ 5,368   1.57%    1.35%  to   1.80%   -8.62% to   -8.21%
December 31, 2010   4,002 $0.87862 to  $ 1.88807 $ 6,685   1.58%    1.35%  to   1.80%   10.75% to   11.24%
December 31, 2009   4,460 $0.79182 to  $ 1.69810 $ 6,679   2.91%    1.35%  to   1.80%   29.07% to   29.63%
December 31, 2008   4,837 $0.61228 to  $ 1.31055 $ 5,626   1.83%    1.35%  to   1.80%  -43.93% to  -43.68%
December 31, 2007   5,611 $1.08987 to  $ 2.32839 $11,567   1.01%    1.35%  to   1.80%    8.51% to    9.00%

                                             PRUDENTIAL JENNISON PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2011  13,279 $0.72609 to  $ 2.08665 $23,576   0.30%    1.35%  to   1.80%   -1.46% to   -1.03%
December 31, 2010  15,574 $0.73544 to  $ 2.10942 $27,512   0.44%    1.35%  to   1.80%    9.97% to   10.46%
December 31, 2009  16,183 $0.66747 to  $ 1.91072 $26,409   0.68%    1.35%  to   1.80%   40.50% to   41.12%
December 31, 2008  18,563 $0.47423 to  $ 1.35460 $21,442   0.53%    1.35%  to   1.80%  -38.39% to  -38.11%
December 31, 2007  22,125 $0.76811 to  $ 2.19002 $41,555   0.28%    1.35%  to   1.80%   10.01% to   10.50%

                                    PRUDENTIAL SMALL CAPITALIZATION STOCK PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2011   1,672 $2.10724 to  $ 2.69556 $ 4,476   0.81%    1.35%  to   1.65%   -1.07% to   -0.78%
December 31, 2010   1,832 $2.13000 to  $ 2.71805 $ 4,950   0.83%    1.35%  to   1.65%   23.89% to   24.25%
December 31, 2009   2,118 $1.71932 to  $ 2.18866 $ 4,611   1.86%    1.35%  to   1.65%   23.15% to   23.51%
December 31, 2008   2,399 $1.39606 to  $ 1.77290 $ 4,234   1.17%    1.35%  to   1.65%  -32.16% to  -31.96%
December 31, 2007   3,135 $2.05789 to  $ 2.60699 $ 8,142   0.55%    1.35%  to   1.65%   -2.16% to   -1.86%

                                      T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2011   1,305 $0.92976 to  $ 1.26936 $ 1,655   1.44%    1.35%  to   1.65%  -14.25% to  -14.00%
December 31, 2010   1,532 $1.08424 to  $ 1.47671 $ 2,254   0.90%    1.35%  to   1.65%   12.60% to   12.92%
December 31, 2009   1,706 $1.30828 to  $ 1.30828 $ 2,232   2.70%    1.40%  to   1.40%   50.29% to   50.37%
December 31, 2008   1,818 $0.65977 to  $ 0.87049 $ 1,582   1.84%    1.35%  to   1.40%  -49.42% to  -49.39%
December 31, 2007   2,261 $1.27297 to  $ 1.72087 $ 3,889   1.38%    1.35%  to   1.65%   11.19% to   11.52%

                                         T. ROWE PRICE EQUITY INCOME PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2011   3,092 $1.34518 to  $ 2.08566 $ 6,387   1.73%    1.35%  to   1.65%   -2.32% to   -2.03%
December 31, 2010   3,462 $1.37716 to  $ 2.13003 $ 7,300   1.89%    1.35%  to   1.65%   13.16% to   13.49%
December 31, 2009   3,901 $1.21705 to  $ 1.87780 $ 7,273   2.00%    1.35%  to   1.65%   23.55% to   23.93%
December 31, 2008   4,460 $0.98503 to  $ 1.51606 $ 6,720   2.32%    1.35%  to   1.65%  -37.15% to  -36.96%
December 31, 2007   5,156 $1.56731 to  $ 2.40627 $12,300   1.67%    1.35%  to   1.65%    1.58% to    1.88%

                                             INVESCO V.I. CORE EQUITY FUND
                   ------------------------------------------------------------------------------------
December 31, 2011   5,089 $0.93773 to  $ 1.78573 $ 9,075   0.95%    1.35%  to   1.65%   -1.68% to   -1.40%
December 31, 2010   5,771 $0.95379 to  $ 1.81190 $10,423   0.96%    1.35%  to   1.65%    7.77% to    8.09%
December 31, 2009   6,508 $0.88500 to  $ 1.67706 $10,854   1.83%    1.35%  to   1.65%   26.20% to   26.61%
December 31, 2008   7,327 $0.70126 to  $ 1.32547 $ 9,665   2.00%    1.35%  to   1.65%  -31.28% to  -31.08%
December 31, 2007   9,004 $1.02044 to  $ 1.92405 $17,237   1.03%    1.35%  to   1.65%    6.35% to    6.66%

                                  JANUS ASPEN JANUS PORTFOLIO -- INSTITUTIONAL SHARES
                   ------------------------------------------------------------------------------------
December 31, 2011   3,289 $0.73068 to  $ 1.52032 $ 4,977   0.58%    1.35%  to   1.65%   -6.83% to   -6.57%
December 31, 2010   3,767 $0.78421 to  $ 1.62786 $ 6,073   1.09%    1.35%  to   1.65%   12.67% to   12.99%
December 31, 2009   4,393 $0.69604 to  $ 1.44140 $ 6,265   0.54%    1.35%  to   1.65%   34.14% to   34.54%
December 31, 2008   4,794 $0.51888 to  $ 1.07198 $ 5,101   0.72%    1.35%  to   1.65%  -40.70% to  -40.53%
December 31, 2007   6,190 $0.87503 to  $ 1.80324 $11,084   0.70%    1.35%  to   1.65%   13.21% to   13.55%

                                      A59

                              AT YEAR ENDED                            FOR YEAR ENDED
                   -----------------------------------  -----------------------------------------------
                                                 NET    INVESTMENT
                   UNITS       UNIT VALUE       ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)  LOWEST -- HIGHEST    (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ --------------------  ------- ---------- -----------------  ------------------
                                JANUS ASPEN OVERSEAS PORTFOLIO -- INSTITUTIONAL SHARES
                   -----------------------------------------------------------------------------------
December 31, 2011   2,904 $1.68615 to  $3.04341 $ 8,735   0.46%    1.35%  to   1.65%  -33.27% to  -33.07%
December 31, 2010   3,325 $2.52677 to  $4.54962 $14,939   0.68%    1.35%  to   1.65%   23.28% to   23.64%
December 31, 2009   3,937 $2.04970 to  $3.68158 $14,332   0.56%    1.35%  to   1.65%   76.64% to   77.17%
December 31, 2008   4,558 $1.16037 to  $2.07911 $ 9,376   1.19%    1.35%  to   1.65%  -52.89% to  -52.75%
December 31, 2007   5,607 $2.46327 to  $4.40276 $24,465   0.62%    1.35%  to   1.65%   26.22% to   26.60%

                                       MFS(R) RESEARCH SERIES -- INITIAL CLASS
                   -----------------------------------------------------------------------------------
December 31, 2011     990 $1.62522 to  $1.62522 $ 1,609   0.86%    1.40%  to   1.40%   -1.82% to   -1.82%
December 31, 2010   1,149 $1.65543 to  $1.65543 $ 1,902   0.93%    1.40%  to   1.40%   14.29% to   14.29%
December 31, 2009   1,248 $1.44843 to  $1.44843 $ 1,808   1.45%    1.40%  to   1.40%   28.75% to   28.75%
December 31, 2008   1,367 $1.12501 to  $1.12501 $ 1,538   0.56%    1.40%  to   1.40%  -36.97% to  -36.97%
December 31, 2007   1,759 $1.11117 to  $1.78496 $ 3,140   0.73%    1.40%  to   1.65%   11.36% to   11.63%

                                        MFS(R) GROWTH SERIES -- INITIAL CLASS
                   -----------------------------------------------------------------------------------
December 31, 2011   3,507 $0.88728 to  $1.65595 $ 5,790   0.19%    1.35%  to   1.65%   -1.95% to   -1.65%
December 31, 2010   3,975 $0.90488 to  $1.68460 $ 6,677   0.12%    1.35%  to   1.65%   13.46% to   13.80%
December 31, 2009   4,435 $0.79756 to  $1.48114 $ 6,551   0.32%    1.35%  to   1.65%   35.43% to   35.83%
December 31, 2008   4,986 $0.58889 to  $1.09086 $ 5,426   0.24%    1.35%  to   1.65%  -38.43% to  -38.25%
December 31, 2007   6,071 $0.95653 to  $1.76744 $10,697   0.00%    1.35%  to   1.65%   19.20% to   19.55%

                                            AMERICAN CENTURY VP VALUE FUND
                   -----------------------------------------------------------------------------------
December 31, 2011   1,221 $1.63512 to  $1.98177 $ 2,408   2.02%    1.35%  to   1.65%   -0.62% to   -0.33%
December 31, 2010   1,337 $1.64535 to  $1.98934 $ 2,649   2.20%    1.35%  to   1.65%   11.58% to   11.91%
December 31, 2009   1,481 $1.47454 to  $1.77852 $ 2,621   5.79%    1.35%  to   1.65%   17.92% to   18.27%
December 31, 2008   1,667 $1.25041 to  $1.50461 $ 2,499   2.52%    1.35%  to   1.65%  -27.97% to  -27.75%
December 31, 2007   1,981 $1.73593 to  $2.08379 $ 4,115   1.71%    1.35%  to   1.65%   -6.68% to   -6.41%

                            FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND -- CLASS 2
                   -----------------------------------------------------------------------------------
December 31, 2011   1,511 $1.02535 to  $1.77574 $ 2,657   0.00%    1.35%  to   1.65%   -6.37% to   -6.09%
December 31, 2010   1,608 $1.09508 to  $1.89197 $ 3,000   0.00%    1.35%  to   1.65%   25.55% to   25.93%
December 31, 2009   1,702 $0.87224 to  $1.50320 $ 2,523   0.00%    1.35%  to   1.65%   41.25% to   41.68%
December 31, 2008   1,856 $0.61753 to  $1.06167 $ 1,943   0.00%    1.35%  to   1.65%  -43.43% to  -43.26%
December 31, 2007   2,176 $1.09168 to  $1.87203 $ 4,026   0.00%    1.35%  to   1.65%    9.41% to    9.75%

                                      PRUDENTIAL JENNISON 20/20 FOCUS PORTFOLIO
                   -----------------------------------------------------------------------------------
December 31, 2011   2,433 $1.56151 to  $1.65810 $ 4,027   0.08%    1.35%  to   1.65%   -5.72% to   -5.44%
December 31, 2010   2,744 $1.65622 to  $1.75443 $ 4,807   0.00%    1.35%  to   1.65%    6.08% to    6.40%
December 31, 2009   2,995 $1.56131 to  $1.64969 $ 4,934   0.49%    1.35%  to   1.65%   55.28% to   55.73%
December 31, 2008   3,327 $1.00550 to  $1.05981 $ 3,523   0.55%    1.35%  to   1.65%  -40.14% to  -39.96%
December 31, 2007   3,704 $1.67967 to  $1.76615 $ 6,538   0.56%    1.35%  to   1.65%    8.79% to    9.12%

                                                DAVIS VALUE PORTFOLIO
                   -----------------------------------------------------------------------------------
December 31, 2011   2,104 $1.00779 to  $1.04304 $ 2,181   0.81%    1.35%  to   1.65%   -5.73% to   -5.45%
December 31, 2010   2,278 $1.06904 to  $1.10314 $ 2,499   1.31%    1.35%  to   1.65%   10.93% to   11.25%
December 31, 2009   2,563 $0.96368 to  $0.99157 $ 2,528   0.88%    1.35%  to   1.65%   29.03% to   29.41%
December 31, 2008   3,060 $0.74684 to  $0.76620 $ 2,334   0.91%    1.35%  to   1.65%  -41.30% to  -41.12%
December 31, 2007   3,939 $1.27220 to  $1.30132 $ 5,105   1.06%    1.35%  to   1.65%    2.92% to    3.24%

                               ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO CLASS B
                   -----------------------------------------------------------------------------------
December 31, 2011     785 $0.57787 to  $0.59481 $   467   0.09%    1.40%  to   1.65%   -4.83% to   -4.61%
December 31, 2010     795 $0.60717 to  $0.62731 $   495   0.27%    1.35%  to   1.65%    8.05% to    8.37%
December 31, 2009     852 $0.56193 to  $0.57885 $   490   0.00%    1.35%  to   1.65%   34.87% to   35.31%
December 31, 2008     980 $0.41663 to  $0.42781 $   417   0.00%    1.35%  to   1.65%  -40.80% to  -40.62%
December 31, 2007   1,134 $0.70378 to  $0.72051 $   813   0.00%    1.35%  to   1.65%   11.76% to   12.10%

                                       PRUDENTIAL SP SMALL CAP VALUE PORTFOLIO
                   -----------------------------------------------------------------------------------
December 31, 2011   5,636 $1.37284 to  $1.79660 $ 9,694   0.66%    1.35%  to   1.80%   -4.49% to   -4.06%
December 31, 2010   7,783 $1.43734 to  $1.87355 $14,070   0.65%    1.35%  to   1.80%   24.03% to   24.59%
December 31, 2009   8,611 $1.15887 to  $1.50448 $12,502   1.50%    1.35%  to   1.80%   28.50% to   29.05%
December 31, 2008   9,556 $0.90185 to  $1.16633 $10,785   1.11%    1.35%  to   1.80%  -31.74% to  -31.43%
December 31, 2007  11,378 $1.32111 to  $1.70189 $18,750   0.66%    1.35%  to   1.80%   -5.34% to   -4.92%

                                      A60

                               AT YEAR ENDED                              FOR YEAR ENDED
                   --------------------------------------  -----------------------------------------------
                                                    NET    INVESTMENT
                   UNITS        UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ----------------------  -------- ---------- -----------------  ------------------
                                      JANUS ASPEN JANUS PORTFOLIO -- SERVICE SHARES
                   --------------------------------------------------------------------------------------
December 31, 2011     428 $ 0.61555 to  $ 1.36100 $    423   0.40%    1.40%  to   1.75%   -7.16% to   -6.84%
December 31, 2010     679 $ 0.66210 to  $ 1.46090 $    668   0.37%    1.40%  to   1.75%   12.30% to   12.68%
December 31, 2009     566 $ 0.58877 to  $ 1.29652 $    533   0.38%    1.40%  to   1.75%   33.67% to   34.14%
December 31, 2008     662 $ 0.43971 to  $ 0.96655 $    479   0.58%    1.40%  to   1.75%  -40.91% to  -40.70%
December 31, 2007     774 $ 0.74290 to  $ 1.62992 $    926   0.55%    1.40%  to   1.75%   12.81% to   13.20%

                                 PRUDENTIAL SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011   4,764 $ 1.13467 to  $ 2.49218 $  9,168   0.59%    1.35%  to   1.80%    0.42% to    0.86%
December 31, 2010   5,712 $ 1.12786 to  $ 2.47225 $ 10,859   0.40%    1.35%  to   1.80%   18.30% to   18.82%
December 31, 2009   3,805 $ 0.95142 to  $ 2.08159 $  6,160   0.74%    1.35%  to   1.80%   39.39% to   40.00%
December 31, 2008   4,497 $ 0.68135 to  $ 1.48767 $  5,091   0.30%    1.35%  to   1.80%  -37.36% to  -37.08%
December 31, 2007   5,536 $ 1.08548 to  $ 2.36566 $  9,816   0.26%    1.35%  to   1.80%   14.74% to   15.25%

                        PRUDENTIAL SP GROWTH ASSET ALLOCATION PORTFOLIO (EXPIRED APRIL 29, 2011)
                   --------------------------------------------------------------------------------------
December 31, 2011       0 $       0 to  $       0 $      0   0.00%    1.40%  to   2.35%    5.78% to    6.11%
December 31, 2010  17,274 $ 1.05696 to  $11.05168 $ 31,471   1.97%    1.40%  to   2.35%   11.29% to   12.33%
December 31, 2009  19,041 $ 0.94281 to  $ 9.89707 $ 31,604   2.19%    1.40%  to   2.35%   23.32% to   24.48%
December 31, 2008  20,266 $ 0.75897 to  $ 7.99800 $ 26,816   1.71%    1.40%  to   2.35%  -37.82% to  -37.24%
December 31, 2007  23,637 $ 1.21163 to  $12.81910 $ 48,721   1.45%    1.40%  to   2.35%    6.71% to    7.71%

                                      PRUDENTIAL SP INTERNATIONAL GROWTH PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011   2,217 $ 0.64172 to  $ 1.56912 $  2,650   1.29%    1.35%  to   1.80%  -16.42% to  -16.04%
December 31, 2010   2,753 $ 0.76618 to  $ 1.86993 $  3,873   1.53%    1.40%  to   1.80%   11.98% to   12.44%
December 31, 2009   2,842 $ 0.68282 to  $ 1.66303 $  3,568   2.18%    1.40%  to   1.80%   34.72% to   35.26%
December 31, 2008   3,161 $ 0.50582 to  $ 1.22951 $  2,916   1.64%    1.35%  to   1.80%  -51.18% to  -50.96%
December 31, 2007   3,565 $ 1.03403 to  $ 2.50846 $  6,708   0.69%    1.35%  to   1.80%   17.42% to   17.94%

                                       PRUDENTIAL SP INTERNATIONAL VALUE PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011   1,944 $ 0.93318 to  $ 1.58079 $  2,638   2.42%    1.40%  to   1.75%  -14.59% to  -14.29%
December 31, 2010   2,288 $ 1.09095 to  $ 1.84445 $  3,609   2.19%    1.40%  to   1.80%    8.85% to    9.28%
December 31, 2009   2,567 $ 1.00020 to  $ 1.68786 $  3,658   3.13%    1.40%  to   1.80%   30.01% to   30.52%
December 31, 2008   2,902 $ 0.76784 to  $ 1.29318 $  3,162   2.81%    1.40%  to   1.80%  -45.05% to  -44.83%
December 31, 2007   3,194 $ 1.39477 to  $ 2.34427 $  6,327   1.67%    1.40%  to   1.80%   15.99% to   16.44%

                                       AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011     907 $ 7.84754 to  $12.53734 $  8,531   1.07%    0.85%  to   2.45%  -15.50% to   -6.59%
December 31, 2010     722 $ 8.41375 to  $13.52811 $  7,184   1.22%    1.15%  to   2.45%    7.31% to   11.60%
December 31, 2009     254 $ 7.55020 to  $12.21751 $  2,033   2.52%    1.15%  to   2.05%   16.79% to   20.67%
December 31, 2008      70 $ 6.59044 to  $ 7.21408 $    477   1.69%    1.15%  to   2.05%  -41.88% to  -41.36%
December 31, 2007      49 $11.34013 to  $12.29954 $    583   1.24%    1.15%  to   2.05%    3.00% to    3.93%

                                     AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011   1,061 $ 9.12113 to  $14.15216 $ 11,176   1.04%    1.15%  to   2.85%    0.62% to    2.40%
December 31, 2010     767 $ 8.96487 to  $13.93020 $  7,763   1.09%    1.15%  to   2.70%    7.22% to   12.55%
December 31, 2009     301 $ 8.01628 to  $12.47459 $  2,505   1.82%    1.15%  to   2.50%   14.90% to   23.81%
December 31, 2008      82 $ 6.92900 to  $ 7.53614 $    605   2.14%    1.15%  to   1.80%  -35.90% to  -35.49%
December 31, 2007      79 $10.80965 to  $11.72224 $    908   2.60%    1.15%  to   1.80%   -1.88% to   -1.25%

                                  AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011  10,204 $ 9.73713 to  $12.88722 $105,294   1.58%    0.55%  to   2.85%   -6.13% to   -3.91%
December 31, 2010   7,045 $ 9.72815 to  $13.59785 $ 76,431   0.54%    0.55%  to   2.85%    7.06% to   10.54%
December 31, 2009   1,392 $ 9.24887 to  $12.39836 $ 13,894   1.08%    1.15%  to   2.55%   22.51% to   26.21%
December 31, 2008     262 $ 7.35331 to  $ 8.26716 $  2,074   2.23%    1.15%  to   2.40%  -31.83% to  -27.07%
December 31, 2007     103 $11.31065 to  $12.00848 $  1,204   5.35%    1.15%  to   2.40%    6.35% to    7.67%

                                           AST COHEN & STEERS REALTY PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011     780 $ 9.38275 to  $19.17281 $  9,555   0.73%    0.85%  to   2.85%   -6.17% to    5.38%
December 31, 2010     542 $ 8.36127 to  $18.33755 $  6,254   1.23%    1.00%  to   2.85%   17.47% to   27.42%
December 31, 2009     149 $ 7.87308 to  $14.52687 $  1,281   2.78%    1.15%  to   2.10%   29.15% to   51.09%
December 31, 2008      70 $ 6.07516 to  $ 8.21151 $    495   4.81%    1.15%  to   1.80%  -36.20% to  -35.79%
December 31, 2007      85 $ 9.52250 to  $12.82033 $    951   4.16%    1.15%  to   1.80%  -21.36% to  -20.85%

                                      A61

                               AT YEAR ENDED                             FOR YEAR ENDED
                   -------------------------------------  -----------------------------------------------
                                                   NET    INVESTMENT
                   UNITS        UNIT VALUE        ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST     (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ----------------------  ------- ---------- -----------------  ------------------
                                   AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2011  8,024  $10.15261 to  $12.08786 $85,179    0.89%   0.55%  to   2.85%   -2.62% to   -0.32%
December 31, 2010  6,294  $10.26045 to  $12.29454 $68,277    0.36%   0.55%  to   2.85%    4.70% to    7.11%
December 31, 2009  2,802  $ 9.68501 to  $11.67943 $29,570    0.83%   1.15%  to   2.50%   15.87% to   20.87%
December 31, 2008  1,404  $ 8.04051 to  $ 9.52935 $12,483    0.29%   1.15%  to   2.40%  -20.61% to  -18.55%
December 31, 2007    227  $10.54506 to  $11.72906 $ 2,569    2.46%   1.15%  to   2.40%   -0.46% to    0.78%

                                             AST BLACKROCK VALUE PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2011    596  $ 8.45207 to  $13.74775 $ 6,050    0.76%   0.55%  to   2.85%  -10.70% to   -1.04%
December 31, 2010    369  $ 8.25078 to  $14.08474 $ 3,786    0.98%   1.00%  to   2.85%    6.06% to   11.33%
December 31, 2009    113  $ 7.82812 to  $12.77034 $   939    0.79%   1.15%  to   2.10%   15.83% to   26.46%
December 31, 2008     86  $ 6.73868 to  $ 7.95205 $   608    2.50%   1.15%  to   1.80%  -38.41% to  -38.01%
December 31, 2007     65  $10.94144 to  $12.86054 $   749    1.24%   1.15%  to   1.80%   -0.62% to    0.02%

                        AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO (EXPIRED APRIL 29, 2011)
                   -------------------------------------------------------------------------------------
December 31, 2011      0  $       0 to  $       0 $     0    0.00%   1.15%  to   2.50%   11.87% to   12.36%
December 31, 2010    469  $ 8.83896 to  $14.24972 $ 4,830    0.00%   1.15%  to   2.50%   14.27% to   18.90%
December 31, 2009    174  $ 7.48169 to  $12.07932 $ 1,361    0.00%   1.15%  to   2.50%   19.57% to   21.59%
December 31, 2008     29  $ 6.21411 to  $ 7.28449 $   189    0.00%   1.15%  to   2.15%  -43.75% to  -43.19%
December 31, 2007     17  $11.00942 to  $12.85490 $   197    0.00%   1.15%  to   1.80%   16.60% to   17.36%

                                                AST HIGH YIELD PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2011  1,020  $10.70991 to  $14.11698 $11,410    6.50%   1.15%  to   2.85%    0.24% to    2.00%
December 31, 2010    812  $10.68442 to  $13.94919 $ 9,044    3.48%   1.00%  to   2.85%    7.02% to   12.38%
December 31, 2009    295  $ 9.93381 to  $12.52966 $ 3,095    4.14%   1.15%  to   2.50%   25.08% to   34.28%
December 31, 2008    158  $ 7.42367 to  $ 7.97763 $ 1,243    9.02%   1.15%  to   1.80%  -26.86% to  -25.76%
December 31, 2007    147  $10.62868 to  $10.86456 $ 1,579   10.58%   1.15%  to   1.80%    0.66% to    1.31%

                                       AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2011    859  $ 8.63723 to  $14.40189 $ 8,662    0.47%   1.00%  to   2.85%  -15.59% to  -13.97%
December 31, 2010    423  $10.11934 to  $16.89809 $ 4,990    0.03%   1.00%  to   2.85%   21.04% to   31.23%
December 31, 2009    140  $ 7.77201 to  $12.99734 $ 1,164    0.15%   1.15%  to   2.10%   29.87% to   31.41%
December 31, 2008     69  $ 5.96393 to  $ 7.39352 $   465    0.00%   1.15%  to   1.90%  -45.14% to  -44.73%
December 31, 2007     67  $10.85969 to  $13.40975 $   825    0.00%   1.15%  to   1.80%    9.24% to    9.94%

                                              AST MID-CAP VALUE PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2011    550  $10.02005 to  $15.20886 $ 5,953    0.69%   1.15%  to   2.85%   -6.20% to   -4.55%
December 31, 2010    481  $10.56476 to  $16.05923 $ 5,460    0.39%   1.15%  to   2.85%   14.32% to   22.20%
December 31, 2009    135  $ 8.70075 to  $13.24524 $ 1,225    1.57%   1.15%  to   2.15%   32.64% to   37.31%
December 31, 2008     63  $ 6.37746 to  $ 7.22665 $   423    1.11%   1.15%  to   2.15%  -39.43% to  -38.83%
December 31, 2007     51  $10.49274 to  $11.84309 $   566    0.40%   1.15%  to   1.80%    0.93% to    1.58%

                                             AST SMALL-CAP VALUE PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2011    522  $ 9.54341 to  $14.76666 $ 5,461    0.63%   0.55%  to   2.85%   -8.65% to   -6.49%
December 31, 2010    464  $10.30053 to  $16.01106 $ 5,239    0.35%   1.00%  to   2.85%   14.25% to   24.75%
December 31, 2009    180  $ 8.34836 to  $10.20589 $ 1,610    1.65%   1.15%  to   2.15%   24.33% to   25.56%
December 31, 2008    137  $ 6.69183 to  $ 8.14863 $   977    1.14%   1.15%  to   1.90%  -31.03% to  -30.52%
December 31, 2007     73  $ 9.69280 to  $11.75648 $   758    1.15%   1.15%  to   1.80%   -7.29% to   -6.69%

                                    AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2011    872  $10.01355 to  $13.09897 $ 8,999    0.16%   1.15%  to   2.70%   -6.55% to   -5.05%
December 31, 2010    825  $10.70162 to  $13.90429 $ 9,069    0.07%   1.15%  to   2.70%    6.96% to    9.03%
December 31, 2009    376  $ 9.87807 to  $12.85313 $ 3,872    0.00%   1.15%  to   2.55%   27.43% to   47.70%
December 31, 2008    116  $ 6.73082 to  $ 7.74360 $   833    0.15%   1.15%  to   1.90%  -41.38% to  -40.95%
December 31, 2007    108  $11.47169 to  $13.14587 $ 1,339    0.00%   1.15%  to   1.80%   11.97% to   12.69%

                                       AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2011  1,008  $10.76129 to  $15.09953 $11,359    0.00%   0.55%  to   2.50%   -5.35% to   -3.51%
December 31, 2010    934  $11.36976 to  $15.86600 $11,177    0.00%   1.00%  to   2.50%   13.48% to   18.64%
December 31, 2009    352  $10.37465 to  $13.49906 $ 3,793    0.00%   1.15%  to   2.50%   34.19% to   55.61%
December 31, 2008     91  $ 6.72291 to  $ 7.63476 $   638    0.00%   1.15%  to   1.90%  -41.90% to  -41.47%
December 31, 2007     78  $11.55954 to  $13.07586 $   965    0.00%   1.15%  to   1.80%   17.23% to   17.98%

                                      A62

                               AT YEAR ENDED                             FOR YEAR ENDED
                   -------------------------------------  -----------------------------------------------
                                                   NET    INVESTMENT
                   UNITS        UNIT VALUE        ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST     (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ----------------------  ------- ---------- -----------------  ------------------
                                             AST LARGE-CAP VALUE PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2011    841  $ 7.39857 to  $13.29726 $ 7,377   1.30%    0.85%  to   2.45%  -10.31% to   -5.27%
December 31, 2010    748  $ 7.86044 to  $14.14819 $ 6,727   0.97%    1.15%  to   2.45%    5.87% to   11.87%
December 31, 2009    629  $ 7.07131 to  $12.74667 $ 4,841   2.80%    1.15%  to   1.95%   17.21% to   26.67%
December 31, 2008    594  $ 6.02732 to  $ 6.82177 $ 3,908   2.14%    1.15%  to   1.90%  -42.58% to  -39.90%
December 31, 2007    153  $10.48704 to  $11.82253 $ 1,670   1.37%    1.15%  to   1.80%   -4.71% to   -4.10%

                                      AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2011  1,576  $10.42419 to  $14.54337 $18,985   1.50%    0.85%  to   2.85%    4.25% to    8.92%
December 31, 2010    612  $10.74306 to  $13.45763 $ 7,233   6.06%    1.15%  to   2.85%    7.56% to   12.13%
December 31, 2009    348  $10.30711 to  $12.09710 $ 3,865   7.45%    1.15%  to   2.00%   20.56% to   33.07%
December 31, 2008    187  $ 7.75694 to  $ 8.54833 $ 1,586   7.72%    1.15%  to   1.80%  -24.61% to  -22.56%
December 31, 2007    164  $10.91333 to  $11.29424 $ 1,839   7.30%    1.15%  to   1.80%    4.20% to    4.87%

                                          AST MARSICO CAPITAL GROWTH PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2011  1,718  $ 9.08180 to  $14.53184 $18,293   0.32%    0.85%  to   2.85%   -8.96% to   -1.89%
December 31, 2010  1,534  $ 9.48403 to  $14.95140 $16,557   0.54%    1.15%  to   2.85%   12.33% to   18.39%
December 31, 2009    614  $ 8.02264 to  $12.72864 $ 5,313   0.77%    1.15%  to   2.15%   27.03% to   28.28%
December 31, 2008    338  $ 6.26305 to  $ 7.27809 $ 2,337   0.51%    1.15%  to   1.80%  -44.66% to  -39.89%
December 31, 2007    168  $11.52992 to  $13.09923 $ 2,074   0.20%    1.15%  to   1.80%   12.92% to   13.65%

                                                AST MFS GROWTH PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2011    456  $ 9.23171 to  $13.12223 $ 4,780   0.38%    0.55%  to   2.45%   -7.50% to   -1.14%
December 31, 2010    382  $ 9.93078 to  $13.45761 $ 4,081   0.10%    1.15%  to   2.45%    8.30% to   11.50%
December 31, 2009    138  $ 8.96358 to  $12.16473 $ 1,297   0.15%    1.15%  to   2.10%   21.30% to   23.13%
December 31, 2008     57  $ 7.34079 to  $ 8.28286 $   449   0.30%    1.15%  to   1.80%  -37.43% to  -37.03%
December 31, 2007     18  $11.73220 to  $13.19875 $   228   0.03%    1.15%  to   1.80%   13.06% to   13.79%

                                     AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2011    862  $ 9.20532 to  $15.58152 $10,193   0.00%    0.55%  to   2.70%   -7.23% to    1.13%
December 31, 2010    694  $10.47140 to  $15.62143 $ 8,235   0.00%    1.00%  to   2.70%   19.02% to   27.40%
December 31, 2009    181  $ 8.24353 to  $12.37664 $ 1,685   0.00%    1.15%  to   2.15%   24.05% to   28.31%
December 31, 2008    109  $ 6.83068 to  $ 8.62745 $   836   0.00%    1.15%  to   2.15%  -44.38% to  -43.83%
December 31, 2007     84  $12.23897 to  $15.39741 $ 1,180   0.00%    1.15%  to   1.80%   20.03% to   20.81%

                                   AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2011    817  $ 9.36543 to  $15.90297 $ 8,617   0.95%    1.15%  to   2.85%   -5.26% to   -3.59%
December 31, 2010    659  $ 9.77667 to  $16.62562 $ 7,138   0.89%    1.15%  to   2.70%   11.77% to   22.03%
December 31, 2009    252  $ 8.06289 to  $13.73161 $ 2,160   1.69%    1.15%  to   2.00%   35.54% to   39.05%
December 31, 2008    143  $ 5.83598 to  $ 6.90162 $   900   1.73%    1.15%  to   1.80%  -43.28% to  -42.92%
December 31, 2007    129  $10.28916 to  $12.12014 $ 1,454   0.81%    1.15%  to   1.80%    1.34% to    1.99%

                                       AST PIMCO LIMITED MATURITY BOND PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2011  1,419  $ 9.94129 to  $12.18917 $15,100   0.94%    1.00%  to   2.85%   -0.66% to    1.24%
December 31, 2010  1,124  $10.00728 to  $12.07057 $12,054   1.91%    1.15%  to   2.85%    0.00% to    2.72%
December 31, 2009    419  $10.49444 to  $11.78015 $ 4,866   4.82%    1.15%  to   2.10%    5.04% to    9.19%
December 31, 2008    270  $ 9.71676 to  $10.83660 $ 2,892   5.62%    1.15%  to   1.80%   -2.91% to   -0.03%
December 31, 2007    148  $10.66071 to  $10.86715 $ 1,594   5.28%    1.15%  to   1.80%    4.90% to    5.58%

                                       AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2011    750  $ 7.81876 to  $13.84402 $ 7,094   1.17%    0.85%  to   2.85%  -10.17% to   -2.76%
December 31, 2010    718  $ 8.09199 to  $14.34884 $ 6,844   1.08%    1.15%  to   2.85%    4.77% to   11.96%
December 31, 2009    291  $ 7.27422 to  $12.91774 $ 2,229   3.24%    1.15%  to   2.15%   21.19% to   27.90%
December 31, 2008     78  $ 5.98171 to  $ 6.73924 $   501   3.24%    1.15%  to   1.80%  -42.91% to  -42.55%
December 31, 2007     81  $10.47838 to  $11.75873 $   911   2.55%    1.15%  to   1.80%   -5.28% to   -4.67%

                                           AST QMA US EQUITY ALPHA PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2011    294  $ 8.85664 to  $14.68191 $ 3,025   0.76%    1.00%  to   2.85%    0.51% to    2.43%
December 31, 2010    231  $ 8.64622 to  $14.46757 $ 2,243   0.58%    1.00%  to   2.85%    8.14% to   13.91%
December 31, 2009    125  $ 7.59041 to  $12.82018 $   982   1.80%    1.00%  to   1.95%   19.67% to   27.22%
December 31, 2008    100  $ 6.29304 to  $ 7.04101 $   652   2.27%    1.00%  to   1.80%  -39.80% to  -39.32%
December 31, 2007     85  $10.75145 to  $11.65038 $   931   1.94%    1.15%  to   1.80%    0.27% to    0.92%

                                      A63

                               AT YEAR ENDED                              FOR YEAR ENDED
                   --------------------------------------  -----------------------------------------------
                                                    NET    INVESTMENT
                   UNITS        UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ----------------------  -------- ---------- -----------------  ------------------
                                      AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011   2,024 $ 7.67745 to  $13.57744 $ 20,366   0.61%    0.85%  to   2.85%  -22.38% to  -15.76%
December 31, 2010   1,711 $11.39318 to  $16.26883 $ 20,899   0.39%    1.00%  to   2.85%   15.56% to   19.26%
December 31, 2009     704 $ 9.76890 to  $13.76951 $  7,797   1.19%    1.15%  to   2.55%   33.15% to   47.95%
December 31, 2008     333 $ 6.65868 to  $ 9.18555 $  2,681   0.61%    1.15%  to   1.90%  -50.92% to  -50.55%
December 31, 2007     330 $13.55366 to  $18.62348 $  5,662   0.66%    1.15%  to   1.80%   38.01% to   38.90%

                                      AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011  24,391 $ 9.50439 to  $13.30691 $264,165   1.11%    0.55%  to   2.85%   -4.90% to    1.42%
December 31, 2010  16,476 $10.44562 to  $13.30202 $178,780   0.79%    0.95%  to   2.85%    6.24% to   10.43%
December 31, 2009   4,962 $ 9.48714 to  $12.15888 $ 50,136   1.94%    1.15%  to   2.55%   20.65% to   22.97%
December 31, 2008   1,437 $ 7.74163 to  $ 8.78196 $ 11,921   1.95%    1.15%  to   2.40%  -27.68% to  -23.34%
December 31, 2007     621 $11.09246 to  $12.03647 $  7,244   2.40%    1.15%  to   2.40%    3.82% to    5.11%

                                             AST MFS GLOBAL EQUITY PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011     738 $ 9.90992 to  $13.97222 $  7,786   0.50%    0.55%  to   2.55%   -5.54% to   -3.66%
December 31, 2010     600 $10.33903 to  $14.70491 $  6,737   0.40%    0.55%  to   2.55%    8.66% to   10.94%
December 31, 2009     157 $ 9.36927 to  $13.37974 $  1,625   1.58%    1.15%  to   2.55%   29.06% to   32.83%
December 31, 2008      46 $ 7.73203 to  $ 9.03881 $    374   1.20%    1.15%  to   1.90%  -35.22% to  -34.74%
December 31, 2007      51 $11.92451 to  $13.88494 $    653   2.68%    1.15%  to   1.80%    7.46% to    8.15%

                                       AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011   1,314 $ 8.17393 to  $12.74350 $ 12,054   1.38%    0.55%  to   2.70%  -11.60% to   -9.65%
December 31, 2010   1,247 $ 9.19808 to  $14.30022 $ 12,690   0.94%    0.55%  to   2.70%    4.51% to    7.63%
December 31, 2009     446 $ 8.73715 to  $13.60349 $  4,142   3.19%    1.15%  to   2.55%   33.02% to   34.60%
December 31, 2008     119 $ 6.54565 to  $ 8.06508 $    847   2.58%    1.15%  to   1.90%  -42.48% to  -42.05%
December 31, 2007     101 $11.36747 to  $13.95132 $  1,284   1.73%    1.15%  to   1.80%    7.50% to    8.19%

                                         AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011   1,035 $ 9.89515 to  $12.88781 $ 11,416   2.75%    0.85%  to   2.85%   -1.04% to    2.94%
December 31, 2010     830 $10.23639 to  $12.51967 $  9,083   2.31%    1.00%  to   2.85%    2.58% to    4.70%
December 31, 2009     245 $10.44910 to  $11.97584 $  2,848   7.36%    1.15%  to   2.15%    9.75% to   11.06%
December 31, 2008     160 $ 9.44110 to  $10.80461 $  1,667   4.52%    1.15%  to   1.80%   -5.95% to   -3.54%
December 31, 2007      92 $10.62669 to  $11.20170 $    996   2.92%    1.15%  to   1.80%    7.70% to    8.39%

                                    AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011   1,819 $ 8.69622 to  $13.60557 $ 16,415   0.27%    0.55%  to   2.55%  -12.00% to   -4.55%
December 31, 2010   1,007 $ 9.12442 to  $14.22692 $  9,779   0.47%    1.15%  to   2.55%   11.79% to   13.33%
December 31, 2009   1,080 $ 8.06289 to  $12.72682 $  9,291   1.01%    1.15%  to   2.55%   -0.05% to   26.97%
December 31, 2008     296 $ 6.48888 to  $ 7.01024 $  1,988   0.72%    1.15%  to   2.15%  -43.54% to  -42.98%
December 31, 2007     321 $11.45397 to  $12.32551 $  3,816   0.16%    1.15%  to   1.80%    7.61% to    8.31%

                                      AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011  21,421 $ 9.07555 to  $13.11625 $216,804   0.51%    0.55%  to   2.85%   -9.16% to   -2.96%
December 31, 2010  20,678 $ 9.65397 to  $13.70422 $217,009   1.00%    0.95%  to   2.85%    7.78% to   12.25%
December 31, 2009  12,118 $ 8.62574 to  $12.32315 $112,363   1.89%    1.15%  to   2.55%   22.27% to   23.91%
December 31, 2008   7,656 $ 6.97189 to  $ 7.79077 $ 57,872   0.96%    1.15%  to   2.65%  -36.62% to  -31.11%
December 31, 2007   7,141 $11.26366 to  $12.14221 $ 84,864   0.23%    1.15%  to   2.75%    6.78% to    8.48%

                                   AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011  24,615 $ 9.17759 to  $12.82397 $249,346   0.61%    0.55%  to   2.85%   -5.43% to   -3.20%
December 31, 2010  22,016 $ 9.28559 to  $13.43083 $232,089   0.84%    0.55%  to   2.85%    7.50% to   10.91%
December 31, 2009  14,229 $ 8.58144 to  $12.22943 $134,688   2.36%    0.95%  to   2.50%   21.32% to   23.19%
December 31, 2008  10,411 $ 7.20298 to  $ 7.99594 $ 80,836   1.14%    1.00%  to   2.40%  -33.43% to  -28.71%
December 31, 2007   9,980 $10.91282 to  $11.89376 $116,304   0.37%    1.00%  to   2.40%    6.64% to    7.96%

                                         AST BALANCED ASSET ALLOCATION PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011  33,653 $ 9.27105 to  $12.86748 $352,782   0.64%    0.55%  to   2.85%   -7.28% to   -1.76%
December 31, 2010  30,549 $ 9.68344 to  $13.27946 $330,206   0.76%    0.95%  to   2.85%    6.86% to   11.26%
December 31, 2009  17,628 $ 8.92139 to  $12.05401 $173,025   1.32%    0.95%  to   2.55%   -0.30% to   22.14%
December 31, 2008   6,523 $ 7.42670 to  $ 8.27064 $ 52,641   1.01%    1.15%  to   2.40%  -30.37% to  -26.37%
December 31, 2007   5,009 $11.24456 to  $11.76251 $ 58,099   0.40%    1.15%  to   2.40%    6.51% to    7.83%

                                      A64

                               AT YEAR ENDED                              FOR YEAR ENDED
                   --------------------------------------  -----------------------------------------------
                                                    NET    INVESTMENT
                   UNITS        UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ----------------------  -------- ---------- -----------------  ------------------
                                       AST PRESERVATION ASSET ALLOCATION PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011  24,615 $ 9.60825 to  $12.48452 $266,301   0.90%    0.85%  to   2.85%   -3.91% to    0.04%
December 31, 2010  18,568 $10.51978 to  $12.60207 $204,499   1.18%    0.95%  to   2.85%    5.32% to    9.48%
December 31, 2009   8,321 $ 9.68149 to  $11.61945 $ 87,353   1.01%    1.00%  to   2.50%   -0.26% to   18.91%
December 31, 2008   2,403 $ 8.57497 to  $ 9.09941 $ 21,353   0.78%    1.00%  to   2.40%  -21.37% to  -20.28%
December 31, 2007     882 $11.11502 to  $11.45988 $  9,942   0.32%    1.15%  to   2.40%    6.16% to    7.48%

                                        AST FIRST TRUST BALANCED TARGET PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011  13,265 $ 9.10499 to  $13.34133 $138,313   1.76%    0.85%  to   2.85%   -6.65% to   -2.44%
December 31, 2010   9,357 $ 9.46532 to  $13.80890 $ 99,358   1.32%    0.95%  to   2.85%    9.61% to   13.06%
December 31, 2009   3,171 $ 8.51674 to  $12.30994 $ 28,154   3.78%    1.15%  to   2.65%   20.65% to   22.94%
December 31, 2008   1,611 $ 7.05881 to  $ 7.34272 $ 11,611   2.06%    1.15%  to   2.65%  -36.18% to  -35.23%
December 31, 2007     993 $11.06059 to  $11.35095 $ 11,119   0.55%    1.15%  to   2.65%    5.74% to    7.32%

                                  AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011  11,105 $ 8.34511 to  $13.06962 $113,082   1.19%    0.55%  to   2.85%  -11.82% to   -6.73%
December 31, 2010   9,121 $ 8.66171 to  $14.20708 $ 97,680   0.81%    0.55%  to   2.85%   14.67% to   17.84%
December 31, 2009   3,465 $ 7.87730 to  $12.16947 $ 29,024   2.13%    1.00%  to   2.65%   21.40% to   24.79%
December 31, 2008   1,205 $ 6.41884 to  $ 6.74838 $  7,954   1.20%    1.15%  to   2.65%  -42.24% to  -41.38%
December 31, 2007     979 $11.11363 to  $11.52104 $ 11,130   0.29%    1.15%  to   2.65%    8.53% to   10.14%

                                            AST ADVANCED STRATEGIES PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011  17,019 $ 9.30664 to  $13.61010 $182,811   1.04%    0.55%  to   2.85%   -6.93% to   -0.44%
December 31, 2010  11,837 $10.05863 to  $13.85960 $129,172   0.87%    0.55%  to   2.85%    8.44% to   12.58%
December 31, 2009   3,810 $ 9.34808 to  $12.42655 $ 37,034   2.84%    1.00%  to   2.65%   22.94% to   24.95%
December 31, 2008   2,220 $ 7.60358 to  $ 7.98587 $ 17,350   1.77%    1.15%  to   2.65%  -31.62% to  -30.60%
December 31, 2007   1,280 $11.11930 to  $11.53588 $ 14,537   0.53%    1.15%  to   2.65%    6.67% to    8.26%

                                      AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011   1,503 $10.28972 to  $14.43104 $ 16,199   0.00%    0.55%  to   2.85%   -4.49% to   -2.24%
December 31, 2010   1,233 $10.65531 to  $14.96577 $ 13,734   0.00%    0.55%  to   2.85%   10.89% to   14.49%
December 31, 2009     478 $ 9.36618 to  $13.17447 $  4,644   0.00%    1.15%  to   2.00%   31.92% to   51.63%
December 31, 2008     282 $ 6.21674 to  $ 6.60360 $  1,770   0.14%    1.15%  to   1.90%  -41.68% to  -38.77%
December 31, 2007      40 $11.11888 to  $11.23891 $    445   0.14%    1.15%  to   1.80%    6.31% to    7.00%

                                               AST MONEY MARKET PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011   2,221 $ 9.36043 to  $10.43487 $ 21,882   0.02%    1.00%  to   2.85%   -2.82% to   -0.96%
December 31, 2010   1,274 $ 9.59652 to  $10.55197 $ 12,842   0.02%    1.15%  to   2.85%   -2.46% to   -1.02%
December 31, 2009     540 $ 9.83880 to  $10.67105 $  5,650   0.21%    1.15%  to   2.55%   -1.87% to   -0.90%
December 31, 2008     328 $10.09598 to  $10.76754 $  3,490   2.30%    1.15%  to   2.30%    0.20% to    1.34%
December 31, 2007     122 $10.40843 to  $10.62479 $  1,284   4.67%    1.15%  to   2.40%    2.43% to    3.70%

                                             AST SMALL-CAP GROWTH PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011     647 $11.19338 to  $12.39878 $  7,766   0.00%    1.15%  to   2.70%   -3.65% to   -2.10%
December 31, 2010     507 $11.54673 to  $12.68615 $  6,183   0.20%    1.15%  to   2.70%   25.91% to   34.87%
December 31, 2009     313 $ 8.64603 to  $ 8.96499 $  2,783   0.05%    1.15%  to   2.15%   31.09% to   32.39%
December 31, 2008     259 $ 6.63894 to  $ 6.77186 $  1,750   0.00%    1.15%  to   1.90%  -36.21% to  -33.33%
December 31, 2007      11 $10.42523 to  $10.53785 $    114   0.00%    1.15%  to   1.80%    5.25% to    5.93%

                                          AST PIMCO TOTAL RETURN BOND PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011  14,092 $ 9.99564 to  $13.38718 $154,438   1.86%    0.55%  to   2.85%   -0.04% to    2.61%
December 31, 2010  12,278 $10.27781 to  $13.12390 $134,467   1.50%    0.55%  to   2.85%    2.72% to    6.65%
December 31, 2009   5,519 $ 9.92693 to  $12.32370 $ 59,184   0.89%    1.15%  to   2.55%   -0.63% to   15.43%
December 31, 2008     377 $ 9.41587 to  $10.69755 $  3,968   3.46%    1.15%  to   1.90%   -5.98% to   -3.37%
December 31, 2007     189 $10.95233 to  $11.07079 $  2,078   3.06%    1.15%  to   1.80%    6.38% to    7.07%

                                            AST INTERNATIONAL VALUE PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011     494 $ 7.59729 to  $12.25942 $  4,480   1.51%    1.15%  to   2.85%  -15.04% to  -13.54%
December 31, 2010     408 $ 8.80034 to  $14.29181 $  4,276   0.67%    1.15%  to   2.85%    7.95% to    9.82%
December 31, 2009     164 $ 8.02537 to  $13.11671 $  1,466   1.96%    1.15%  to   2.55%   27.75% to   29.64%
December 31, 2008      72 $ 6.84949 to  $ 7.03242 $    499   2.55%    1.15%  to   2.15%  -45.18% to  -44.64%
December 31, 2007      91 $12.56729 to  $12.70293 $  1,152   1.64%    1.15%  to   1.80%   15.71% to   16.46%

                                      A65

                               AT YEAR ENDED                              FOR YEAR ENDED
                   --------------------------------------  -----------------------------------------------
                                                    NET    INVESTMENT
                   UNITS        UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ----------------------  -------- ---------- -----------------  ------------------
                                           AST INTERNATIONAL GROWTH PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011     784 $ 7.21877 to  $12.74401 $  7,164   0.71%    0.85%  to   2.85%  -18.51% to  -13.91%
December 31, 2010     593 $ 8.39779 to  $14.92060 $  6,331   0.26%    1.15%  to   2.85%   11.65% to   13.98%
December 31, 2009     160 $ 7.42983 to  $13.28533 $  1,308   1.40%    1.15%  to   2.10%   30.98% to   33.75%
December 31, 2008      76 $ 5.56317 to  $ 6.16356 $    463   1.43%    1.15%  to   1.80%  -51.11% to  -44.91%
December 31, 2007      60 $12.39320 to  $12.52703 $    749   0.52%    1.15%  to   1.80%   16.94% to   17.69%

                                              NVIT DEVELOPING MARKETS FUND
                   --------------------------------------------------------------------------------------
December 31, 2011      51 $12.87876 to  $13.22905 $    670   0.25%    1.40%  to   1.80%  -23.78% to  -23.48%
December 31, 2010     151 $16.89594 to  $17.28741 $  2,586   0.00%    1.40%  to   1.80%   14.09% to   14.54%
December 31, 2009     161 $14.80944 to  $15.09299 $  2,415   1.13%    1.40%  to   1.80%   59.36% to   59.99%
December 31, 2008     168 $ 9.31057 to  $ 9.43370 $  1,579   0.74%    1.40%  to   1.75%  -58.59% to  -58.44%
December 31, 2007     230 $22.48208 to  $22.70075 $  5,203   0.30%    1.40%  to   1.75%   41.03% to   41.52%

                            AST INVESTMENT GRADE BOND PORTFOLIO (AVAILABLE JANUARY 28, 2008)
                   --------------------------------------------------------------------------------------
December 31, 2011  56,740 $10.87605 to  $14.45223 $688,204   0.20%    0.55%  to   2.25%    8.68% to   11.82%
December 31, 2010     469 $10.57538 to  $13.00047 $  6,003   7.78%    0.95%  to   2.25%    5.69% to    9.55%
December 31, 2009   1,117 $11.72128 to  $11.86699 $ 13,151   1.36%    1.15%  to   1.80%    9.34% to   10.04%
December 31, 2008   4,157 $10.72041 to  $10.78453 $ 44,675   0.00%    1.15%  to   1.80%    7.22% to    7.86%

                                       AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2011   2,628 $10.63550 to  $11.84188 $ 28,880   2.89%    0.55%  to   2.85%    3.01% to    5.44%
December 31, 2010   2,192 $10.32483 to  $11.38650 $ 23,213   1.26%    1.00%  to   2.85%    3.27% to    6.73%
December 31, 2009     555 $10.05881 to  $10.76877 $  5,704   2.74%    1.15%  to   2.15%    7.80% to   10.36%
December 31, 2008      43 $ 9.12808 to  $ 9.32157 $    399   0.13%    1.30%  to   1.80%   -8.80% to   -6.61%
December 31, 2007       3 $ 9.98048 to  $ 9.98048 $     31   0.00%    1.60%  to   1.60%   -0.18% to   -0.18%

                                  AST BOND PORTFOLIO 2018 (AVAILABLE JANUARY 28, 2008)
                   --------------------------------------------------------------------------------------
December 31, 2011   1,787 $11.64275 to  $13.48663 $ 21,049   0.16%    1.90%  to   2.85%   10.35% to   11.47%
December 31, 2010      18 $12.01294 to  $12.09943 $    211   0.93%    1.90%  to   2.15%    8.85% to    9.11%
December 31, 2009      30 $11.03670 to  $11.08899 $    332   0.33%    1.50%  to   2.15%   -8.03% to   -7.44%
December 31, 2008       6 $12.00012 to  $12.07153 $     75   0.00%    1.50%  to   2.15%   20.02% to   20.73%

                                AST BOND PORTFOLIO 2019**** (AVAILABLE JANUARY 28, 2008)
                   --------------------------------------------------------------------------------------
December 31, 2011       0 $13.49739 to  $13.62798 $      0   0.91%    1.90%  to   2.15%   13.54% to   13.81%
December 31, 2010       3 $11.88816 to  $12.18296 $     33   0.74%    1.30%  to   2.15%    9.02% to    9.93%
December 31, 2009      14 $10.90486 to  $11.08225 $    156   0.27%    1.30%  to   2.15%   -9.64% to   -8.88%
December 31, 2008       3 $12.06868 to  $12.16291 $     41   0.00%    1.30%  to   2.15%   20.71% to   21.64%

                               AST GLOBAL REAL ESTATE PORTFOLIO (AVAILABLE JULY 21, 2008)
                   --------------------------------------------------------------------------------------
December 31, 2011     334 $ 8.72255 to  $15.32029 $  3,472   2.28%    1.15%  to   2.85%   -7.74% to   -6.12%
December 31, 2010     289 $ 9.41466 to  $16.44739 $  3,166   1.17%    1.15%  to   2.85%   14.96% to   18.83%
December 31, 2009      79 $ 8.02826 to  $13.95016 $    651   0.69%    1.15%  to   2.50%   31.80% to   41.49%
December 31, 2008       1 $ 6.10058 to  $ 6.11016 $      5   0.00%    1.80%  to   2.15%  -40.04% to  -39.95%

                       AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (AVAILABLE JULY 21, 2008)
                   --------------------------------------------------------------------------------------
December 31, 2011   1,592 $ 7.61998 to  $13.89229 $ 14,499   0.94%    0.55%  to   2.85%  -23.87% to  -20.71%
December 31, 2010   1,468 $10.76214 to  $17.76396 $ 17,086   0.28%    1.15%  to   2.85%   16.62% to   20.88%
December 31, 2009     303 $ 9.02175 to  $14.81166 $  2,792   0.25%    1.15%  to   2.50%   47.32% to   64.95%
December 31, 2008       2 $ 5.57715 to  $ 5.57838 $     11   0.00%    1.50%  to   1.55%  -44.79% to  -44.78%

                     FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND (AVAILABLE MAY 01, 2008)
                   --------------------------------------------------------------------------------------
December 31, 2011  11,946 $ 8.68157 to  $13.39083 $119,693   0.02%    0.85%  to   2.85%  -10.47% to   -2.60%
December 31, 2010  10,403 $ 9.04060 to  $13.88351 $106,344   3.82%    0.95%  to   2.85%    5.95% to    8.99%
December 31, 2009   2,729 $ 8.39751 to  $12.83927 $ 23,605   4.92%    1.15%  to   2.40%   27.02% to   28.84%
December 31, 2008     486 $ 6.61132 to  $ 6.66608 $  3,230   3.31%    1.15%  to   2.40%  -34.40% to  -33.86%

                          AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (AVAILABLE MAY 01, 2008)
                   --------------------------------------------------------------------------------------
December 31, 2011     959 $ 9.17568 to  $15.78149 $ 11,040   0.50%    0.55%  to   2.70%   -7.35% to    0.75%
December 31, 2010     791 $11.42102 to  $15.88201 $  9,197   0.35%    0.55%  to   2.70%   14.62% to   25.51%
December 31, 2009     188 $ 9.46659 to  $12.77276 $  1,808   0.58%    1.15%  to   2.15%   24.18% to   28.33%
December 31, 2008       4 $ 7.62336 to  $ 7.64561 $     30   0.00%    1.50%  to   2.15%  -24.02% to  -23.80%

                                      A66

                               AT YEAR ENDED                              FOR YEAR ENDED
                   --------------------------------------  -----------------------------------------------
                                                    NET    INVESTMENT
                   UNITS        UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ----------------------  -------- ---------- -----------------  ------------------
                           AST CLS GROWTH ASSET ALLOCATION PORTFOLIO (AVAILABLE MAY 01, 2008)
                   --------------------------------------------------------------------------------------
December 31, 2011   7,911 $ 8.75838 to  $13.26883 $ 81,484   0.29%    0.55%  to   2.85%   -8.49% to   -2.93%
December 31, 2010   5,917 $ 9.19665 to  $13.85815 $ 62,348   0.24%    0.55%  to   2.85%    9.18% to   13.04%
December 31, 2009   1,375 $ 8.24406 to  $12.35611 $ 11,560   0.44%    1.15%  to   2.50%   22.92% to   25.66%
December 31, 2008     240 $ 6.66587 to  $ 6.72112 $  1,608   0.03%    1.15%  to   2.40%  -34.00% to  -33.45%

                          AST CLS MODERATE ASSET ALLOCATION PORTFOLIO (AVAILABLE MAY 01, 2008)
                   --------------------------------------------------------------------------------------
December 31, 2011  11,121 $ 9.20021 to  $12.63456 $114,175   0.40%    0.55%  to   2.85%   -6.86% to   -2.36%
December 31, 2010   7,792 $ 9.60436 to  $13.11882 $ 81,960   0.42%    0.95%  to   2.85%    7.21% to   10.65%
December 31, 2009   1,753 $ 8.79604 to  $11.95029 $ 15,710   0.29%    1.15%  to   2.50%   19.03% to   21.99%
December 31, 2008     135 $ 7.31182 to  $ 7.37228 $    991   0.03%    1.15%  to   2.40%  -27.47% to  -26.87%

                         AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO (AVAILABLE MAY 01, 2008)
                   --------------------------------------------------------------------------------------
December 31, 2011   4,964 $ 9.31537 to  $13.35045 $ 52,174   0.34%    0.55%  to   2.85%   -6.67% to   -1.12%
December 31, 2010   3,330 $ 9.76990 to  $13.68833 $ 35,436   0.23%    0.95%  to   2.85%    8.19% to   12.52%
December 31, 2009     810 $ 8.78979 to  $12.26108 $  7,410   0.23%    1.15%  to   2.40%   22.11% to   25.23%
December 31, 2008      61 $ 7.11750 to  $ 7.16470 $    435   0.01%    1.15%  to   2.15%  -29.61% to  -29.15%

                        AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO (AVAILABLE MAY 01, 2008)
                   --------------------------------------------------------------------------------------
December 31, 2011   8,325 $ 9.41906 to  $12.68275 $ 86,341   0.47%    0.55%  to   2.85%   -5.72% to   -1.05%
December 31, 2010   6,330 $ 9.95339 to  $12.99556 $ 66,678   0.38%    0.95%  to   2.85%    6.37% to   10.33%
December 31, 2009   2,050 $ 9.13296 to  $11.87199 $ 19,145   0.20%    1.15%  to   2.40%   18.43% to   22.22%
December 31, 2008     238 $ 7.57974 to  $ 7.64237 $  1,815   0.01%    1.15%  to   2.40%  -24.87% to  -24.25%

                          AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO (AVAILABLE MAY 01, 2008)
                   --------------------------------------------------------------------------------------
December 31, 2011   5,117 $ 9.32332 to  $12.74316 $ 53,097   0.22%    0.55%  to   2.85%   -5.25% to   -3.01%
December 31, 2010   3,298 $ 9.78877 to  $13.32052 $ 35,509   0.24%    0.55%  to   2.85%    8.04% to   12.26%
December 31, 2009     504 $ 8.84522 to  $11.98361 $  4,585   0.33%    0.95%  to   2.40%   18.39% to   20.09%
December 31, 2008      44 $ 7.47127 to  $ 7.53310 $    330   0.01%    1.15%  to   2.40%  -26.05% to  -25.44%

                                  PROFUND VP CONSUMER SERVICES (AVAILABLE MAY 01, 2009)
                   --------------------------------------------------------------------------------------
December 31, 2011      28 $11.29470 to  $11.29470 $    318   0.00%    1.50%  to   1.50%    3.94% to    3.94%
December 31, 2010      30 $10.86622 to  $10.86622 $    322   0.00%    1.50%  to   1.50%   19.60% to   19.60%
December 31, 2009      26 $ 9.08577 to  $ 9.08577 $    238   0.00%    1.50%  to   1.50%   28.87% to   28.87%

                              PROFUND VP CONSUMER GOODS PORTFOLIO (AVAILABLE MAY 01, 2009)
                   --------------------------------------------------------------------------------------
December 31, 2011      28 $11.20680 to  $11.20680 $    309   1.28%    1.50%  to   1.50%    5.37% to    5.37%
December 31, 2010      29 $10.63581 to  $10.63581 $    314   0.54%    1.50%  to   1.50%   15.63% to   15.63%
December 31, 2009      26 $ 9.19832 to  $ 9.19832 $    242   1.51%    1.50%  to   1.50%   19.77% to   19.77%

                                     PROFUND VP FINANCIALS (AVAILABLE MAY 01, 2009)
                   --------------------------------------------------------------------------------------
December 31, 2011      83 $ 5.42982 to  $ 5.54883 $    461   0.00%    1.50%  to   2.10%  -15.60% to  -15.10%
December 31, 2010      77 $ 6.53605 to  $ 6.53605 $    503   0.29%    1.50%  to   1.50%    9.29% to    9.29%
December 31, 2009      62 $ 5.98047 to  $ 5.98047 $    372   2.43%    1.50%  to   1.50%   13.31% to   13.31%

                                     PROFUND VP HEALTH CARE (AVAILABLE MAY 01, 2009)
                   --------------------------------------------------------------------------------------
December 31, 2011      34 $10.57454 to  $10.80547 $    367   0.31%    1.50%  to   2.10%    7.85% to    8.49%
December 31, 2010      37 $ 9.96007 to  $ 9.96007 $    373   0.28%    1.50%  to   1.50%    1.32% to    1.32%
December 31, 2009      32 $ 9.82996 to  $ 9.82996 $    313   0.89%    1.50%  to   1.50%   17.79% to   17.79%

                                     PROFUND VP INDUSTRIALS (AVAILABLE MAY 01, 2008)
                   --------------------------------------------------------------------------------------
December 31, 2011      33 $ 8.80429 to  $ 8.80429 $    289   0.28%    1.50%  to   1.50%   -3.23% to   -3.23%
December 31, 2010      40 $ 9.09853 to  $11.41249 $    364   0.23%    1.50%  to   1.55%   14.03% to   21.92%
December 31, 2009      41 $ 7.46270 to  $ 7.46270 $    304   1.28%    1.50%  to   1.50%   22.27% to   22.27%
December 31, 2008       1 $ 6.10367 to  $ 6.10367 $      6   0.16%    1.50%  to   1.50%  -39.96% to  -39.96%

                                   PROFUND VP MID-CAP GROWTH (AVAILABLE MAY 01, 2009)
                   --------------------------------------------------------------------------------------
December 31, 2011       9 $10.01888 to  $10.23808 $     87   0.00%    1.50%  to   2.10%   -4.89% to   -4.33%
December 31, 2010       8 $10.53374 to  $10.70104 $     89   0.00%    1.50%  to   2.10%   25.78% to   26.52%
December 31, 2009       7 $ 8.37491 to  $ 8.45797 $     62   0.00%    1.50%  to   2.10%   35.47% to   36.27%

                                    PROFUND VP MID-CAP VALUE (AVAILABLE MAY 01, 2009)
                   --------------------------------------------------------------------------------------
December 31, 2011       9 $ 9.37296 to  $ 9.44100 $     81   0.15%    1.30%  to   1.50%   -5.34% to   -5.16%
December 31, 2010       7 $ 9.90192 to  $ 9.90192 $     71   0.29%    1.50%  to   1.50%   18.67% to   18.67%
December 31, 2009      10 $ 8.34400 to  $ 8.34400 $     85   1.42%    1.50%  to   1.50%   28.94% to   28.94%

                                      A67

                               AT YEAR ENDED                             FOR YEAR ENDED
                   -------------------------------------  -----------------------------------------------
                                                   NET    INVESTMENT
                   UNITS        UNIT VALUE        ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST     (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ----------------------  ------- ---------- -----------------  ------------------
                                    PROFUND VP REAL ESTATE (AVAILABLE MAY 01, 2009)
                   -------------------------------------------------------------------------------------
December 31, 2011     12  $ 8.69881 to  $ 8.82559 $   110    0.00%   1.50%  to   1.90%    2.80% to    3.20%
December 31, 2010     16  $ 8.46186 to  $11.54906 $   133    3.89%   1.50%  to   1.90%   15.86% to   22.85%
December 31, 2009     18  $ 6.91515 to  $ 6.96107 $   122    3.45%   1.50%  to   1.90%   25.51% to   26.01%

                                  PROFUND VP SMALL-CAP GROWTH (AVAILABLE MAY 01, 2009)
                   -------------------------------------------------------------------------------------
December 31, 2011      2  $10.47427 to  $10.55029 $    26    0.00%   1.30%  to   1.50%   -0.21% to   -0.02%
December 31, 2010      3  $10.49669 to  $10.49669 $    28    0.00%   1.50%  to   1.50%   23.87% to   23.87%
December 31, 2009      4  $ 8.47414 to  $ 8.47414 $    35    0.00%   1.50%  to   1.50%   24.31% to   24.31%

                                  PROFUND VP SMALL-CAP VALUE (AVAILABLE MAY 01, 2009)
                   -------------------------------------------------------------------------------------
December 31, 2011      2  $ 9.68994 to  $ 9.68994 $    19    0.00%   1.50%  to   1.50%   -5.52% to   -5.52%
December 31, 2010      2  $10.25585 to  $10.25585 $    25    0.10%   1.50%  to   1.50%   20.30% to   20.30%
December 31, 2009      2  $ 8.52534 to  $ 8.52534 $    20    0.41%   1.50%  to   1.50%   18.62% to   18.62%

                                 PROFUND VP TELECOMMUNICATIONS (AVAILABLE MAY 01, 2009)
                   -------------------------------------------------------------------------------------
December 31, 2011     29  $ 8.80105 to  $ 8.80105 $   255    2.96%   1.50%  to   1.50%    0.36% to    0.36%
December 31, 2010     28  $ 8.76916 to  $12.16509 $   245    2.84%   1.50%  to   1.55%   13.98% to   21.09%
December 31, 2009     29  $ 7.69379 to  $ 7.69379 $   221   11.48%   1.50%  to   1.50%    5.73% to    5.73%

                                     PROFUND VP UTILITIES (AVAILABLE MAY 01, 2009)
                   -------------------------------------------------------------------------------------
December 31, 2011     27  $ 9.38722 to  $ 9.52393 $   259    2.51%   1.50%  to   1.90%   15.32% to   15.78%
December 31, 2010     30  $ 8.14003 to  $10.77660 $   244    2.49%   1.50%  to   1.90%    3.97% to    7.40%
December 31, 2009     23  $ 7.82890 to  $ 7.88054 $   181    6.24%   1.50%  to   1.90%    8.67% to    9.10%

                                  PROFUND VP LARGE-CAP GROWTH (AVAILABLE MAY 01, 2009)
                   -------------------------------------------------------------------------------------
December 31, 2011      4  $ 9.52935 to  $ 9.73772 $    37    0.00%   1.50%  to   2.10%    1.01% to    1.61%
December 31, 2010      5  $ 9.43387 to  $ 9.58358 $    46    0.07%   1.50%  to   2.10%   10.86% to   11.51%
December 31, 2009      8  $ 8.51005 to  $ 8.59420 $    65    0.00%   1.50%  to   2.10%   27.07% to   27.82%

                                  PROFUND VP LARGE-CAP VALUE (AVAILABLE MAY 01, 2009)
                   -------------------------------------------------------------------------------------
December 31, 2011     18  $ 7.99461 to  $ 7.99461 $   141    0.76%   1.50%  to   1.50%   -2.74% to   -2.74%
December 31, 2010     17  $ 8.21947 to  $ 8.21947 $   139    0.96%   1.50%  to   1.50%   11.23% to   11.23%
December 31, 2009     15  $ 7.38987 to  $ 7.38987 $   111    1.33%   1.50%  to   1.50%   17.70% to   17.70%

                                AST BOND PORTFOLIO 2020 (AVAILABLE ON JANUARY 02, 2009)
                   -------------------------------------------------------------------------------------
December 31, 2011     66  $11.06416 to  $12.41953 $   746    1.13%   1.30%  to   2.55%   15.73% to   17.15%
December 31, 2010    331  $ 9.54633 to  $10.66744 $ 3,199    0.00%   1.30%  to   2.55%    6.10% to   10.41%
December 31, 2009      0  $ 0.00000 to  $ 0.00000 $     0    0.00%   1.30%  to   2.15%   -6.43% to   -5.91%

                        AST JENNISON LARGE-CAP VALUE PORTFOLIO (AVAILABLE ON NOVEMBER 16, 2009)
                   -------------------------------------------------------------------------------------
December 31, 2011    339  $ 8.50545 to  $10.78439 $ 3,336    0.33%   0.55%  to   2.45%  -14.75% to   -6.39%
December 31, 2010    251  $10.51922 to  $11.58869 $ 2,684    0.02%   1.15%  to   2.45%    5.50% to   12.43%
December 31, 2009     11  $10.29877 to  $10.30741 $   109    0.00%   1.15%  to   1.80%    1.51% to    1.59%

                        AST JENNISON LARGE-CAP GROWTH PORTFOLIO (AVAILABLE ON NOVEMBER 16, 2009)
                   -------------------------------------------------------------------------------------
December 31, 2011    435  $10.49190 to  $11.27814 $ 4,657    0.00%   0.55%  to   2.70%   -2.05% to    0.11%
December 31, 2010    193  $10.71155 to  $11.33263 $ 2,096    0.00%   1.15%  to   2.70%    7.43% to   10.05%
December 31, 2009      4  $10.29227 to  $10.29766 $    42    0.00%   1.15%  to   1.55%    2.06% to    2.11%

                   CREDIT SUISSE TRUST INTERNATIONAL EQUITY FLEX III PORTFOLIO (EXPIRED OCTOBER 21, 2011)
                   -------------------------------------------------------------------------------------
December 31, 2011      0  $       0 to  $       0 $     0    2.99%   1.35%  to   1.40%  -16.52% to  -16.48%
December 31, 2010     85  $11.17366 to  $11.17971 $   945    0.10%   1.35%  to   1.40%   10.68% to   10.74%
December 31, 2009     96  $10.09539 to  $10.09567 $   973    0.00%   1.35%  to   1.40%    0.28% to    0.28%

                                 AST BOND PORTFOLIO 2017 (AVAILABLE ON JANUARY 4, 2010)
                   -------------------------------------------------------------------------------------
December 31, 2011  1,836  $11.37404 to  $11.57526 $21,132    0.04%   1.90%  to   2.85%    8.24% to    9.30%
December 31, 2010     19  $10.52124 to  $10.59081 $   205    0.00%   1.90%  to   2.70%    5.24% to    5.92%

                                 AST BOND PORTFOLIO 2021 (AVAILABLE ON JANUARY 4, 2010)
                   -------------------------------------------------------------------------------------
December 31, 2011  2,642  $12.48861 to  $13.14210 $33,532    0.06%   1.30%  to   2.85%   16.88% to   18.76%
December 31, 2010    396  $10.93130 to  $11.06626 $ 4,359    0.00%   1.30%  to   2.55%    9.31% to   10.66%

                                      A68

                               AT YEAR ENDED                                FOR YEAR ENDED
                   -------------------------------------     -----------------------------------------------
                                                      NET    INVESTMENT
                   UNITS           UNIT VALUE        ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)      LOWEST -- HIGHEST     (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------    ----------------------  ------- ---------- -----------------  ------------------
                   WELLS FARGO ADVANTAGE VT CORE EQUITY PORTFOLIO SHARE CLASS 1 (EXPIRED AUGUST 26, 2011)
                   -------------------------------------------------------------------------------------
December 31, 2011      0     $       0 to  $       0 $     0   1.10%    1.50%  to   1.75%  -11.77% to  -11.63%
December 31, 2010     22     $14.22981 to  $14.47992 $   313   0.00%    1.50%  to   1.75%   22.51% to   22.65%

                         WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
                                              (AVAILABLE ON JULY 16, 2010)
                   -------------------------------------------------------------------------------------
December 31, 2011     17     $12.31349 to  $12.56056 $   206   0.63%    1.50%  to   1.75%  -14.29% to  -14.08%
December 31, 2010     17     $14.36608 to  $14.61842 $   242   0.00%    1.50%  to   1.75%   20.88% to   21.01%

                   WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1 (AVAILABLE ON JULY 16, 2010)
                   -------------------------------------------------------------------------------------
December 31, 2011    179     $ 1.82068 to  $ 1.86164 $   326   0.00%    1.50%  to   1.75%   -6.99% to   -6.75%
December 31, 2010    188     $ 1.95742 to  $ 1.99650 $   368   0.00%    1.50%  to   1.75%   26.08% to   26.21%

                         WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH PORTFOLIO SHARE CLASS 1****
                                              (AVAILABLE ON JULY 16, 2010)
                   -------------------------------------------------------------------------------------
December 31, 2011      0     $11.51170 to  $11.51170 $     0   0.00%    1.75%  to   1.75%   -5.98% to   -5.98%
December 31, 2010      0     $12.24453 to  $12.24453 $     0   0.00%    0.00%  to   0.00%   27.64% to   27.64%

                   WELLS FARGO ADVANTAGE VT SMALL CAP VALUE PORTFOLIO SHARE CLASS 1 (AVAILABLE ON JULY 16, 201
                   -------------------------------------------------------------------------------------
December 31, 2011      6     $10.77879 to  $10.81752 $    61   0.89%    1.50%  to   1.75%   -8.65% to   -8.43%
December 31, 2010      6     $11.79975 to  $11.81311 $    71   0.00%    1.50%  to   1.75%   21.84% to   21.98%

                                 AST BOND PORTFOLIO 2022 (AVAILABLE ON JANUARY 3, 2011)
                   -------------------------------------------------------------------------------------
December 31, 2011  1,302     $11.89255 to  $12.08351 $15,604   0.00%    1.30%  to   2.85%   18.93% to   20.84%

                        AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (AVAILABLE ON APRIL 29, 2011)
                   -------------------------------------------------------------------------------------
December 31, 2011  4,835     $ 9.12583 to  $ 9.21697 $44,314   0.00%    0.85%  to   2.35%   -8.74% to   -7.82%

                    WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND-CLASS 1 (AVAILABLE ON AUGUST 26, 2011)
                   -------------------------------------------------------------------------------------
December 31, 2011     25     $10.70255 to  $10.71170 $   268   0.00%    1.50%  to   1.75%    4.69% to    4.78%

                           AST PRUDENTIAL CORE BOND PORTFOLIO (AVAILABLE ON OCTOBER 31, 2011)
                   -------------------------------------------------------------------------------------
December 31, 2011     36     $10.06003 to  $10.07683 $   360   0.00%    1.30%  to   2.25%    0.42% to    0.58%

                        AST NEUBERGER BERMAN CORE BOND PORTFOLIO (AVAILABLE ON OCTOBER 31, 2011)
                   -------------------------------------------------------------------------------------
December 31, 2011     44     $10.06278 to  $10.07694 $   444   0.00%    1.30%  to   2.10%    0.35% to    0.48%

        --------
        * These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio is annualized and excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

        ** These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

        ***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Product designs within a subaccount with an effective date during a period were excluded from the range of total return for that period. Contract owners may experience different total returns based on their

                                      A69
           investment options. Investment options with a date notation indicate the effective date of that investment option in the Account. Total returns for periods less than one year are not annualized. The total return is calculated for each of the five years in the period ended December 31, 2011 or from the effective date of the subaccount through the end of the reporting period.
       ****Represents a fund containing less than 1,000 units and/or $1,000 in net assets.

        A.  MORTALITY RISK AND EXPENSE RISK CHARGES

        The mortality risk and expense risk charges are applied daily against the net assets of the separate account attributable to each of the contracts. Mortality risk is that annuitants may live longer than estimated and expense risk is that the cost of issuing and administering the contracts may exceed related charges by Pruco Life of New Jersey. The mortality risk and expense risk charges are assessed through the reduction in unit values.

        B.  ADMINISTRATION CHARGE

        The administration charge is applied daily against the net assets held in each subaccount. Administration charges include costs associated with issuing the contract, establishing and maintaining records, and providing reports to contract owners. This charge is assessed through the reduction in unit values.

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ ---------------------------------------------------------------------------
   0.55%     Premier Retirement Advisor - No Optional Benefits
   0.85%     Premier Retirement Variable Annuity - No Optional Benefits
   0.95%     Premier Bb Series - No Optional Benefits
             Premier Retirement Advisor - With HAV
   1.15%     Premier B Series - No Optional Benefits
             Premier Retirement Advisor - With HD GRO II OR GRO Plus II
   1.20%     Premier Bb Series with HAV
   1.30%     Premier Bb Series - with HD GRO
             Premier Retirement B - No Optional Benefits
   1.35%     Discovery Choice Basic - No Optional Benefits
             Premier Bb Series - with HAV
   1.40%     No Optional Benefits
             Discovery Select Variable Annuity (0.15% Admin and 1.25% M&E)
             Strategic Partners Annuity One
             Strategic Partners Annuity One Enhanced - Non Bonus Version
             Strategic Partners Annuity One Enhanced III - Non Bonus Version
             Strategic Partners Plus
             Strategic Partners Plus Enhanced - Non Bonus Version
             Strategic Partners Plus Enhanced III - Non Bonus Version
             Strategic Partners Advisor
             Premier B Series with HAV
   1.50%     No Optional Benefits
             Strategic Partners Annuity One Enhanced - Bonus Version
             Strategic Partners Annuity One Enhanced III - Bonus Version
             Strategic Partners Plus Enhanced - Bonus Version
             Strategic Partners Plus Enhanced III - Bonus Version
             Premier L Series
             Premier B Series with HD GRO
   1.52%     Strategic Partners Select GMDB with Step Up and Roll Up
   1.55%     Premier X Series - No Optional Benefits
             Premier B Series with HAV
             Premier Bb Series with LT5 or HD5
             Premier Bb Series with HD GRO
             Premier Bb Series with HD GRO and HAV
             Premier Retirement Advisor - With HAV and HD GRO II OR HAV and GRO Plus II

                                      A70

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ ------------------------------------------------------------------------------------------
   1.60%     No Optional Benefits
             Strategic Partners FlexElite
             GMDB Annual Step Up or 5% Roll Up
             Strategic Partners Annuity One
             Strategic Partners Annuity One Enhanced - Non Bonus Version
             Strategic Partners Plus
             Strategic Partners Plus Enhanced - Non Bonus Version
   1.65%     Discovery Choice Enhanced - No Optional Benefit
             GMDB Annual Step Up or 5% Roll Up
             Strategic Partners Annuity One Enhanced III - Non Bonus Version
             Strategic Partners Plus Enhanced III - Non Bonus Version
             Strategic Partners Advisor with GMDB with Step Up and Roll Up
   1.70%     GMDB Annual Step Up or 5% Roll Up
             Strategic Partners Annuity One Enhanced - Bonus Version
             Strategic Partners Plus Enhanced - Bonus Version
             GMDB with-Greater of Roll Up and Step Up
             Strategic Partners Annuity One
             Strategic Partners Annuity One Enhanced - Non Bonus Version
             Strategic Partners Plus Enhanced - Non Bonus Version
             GMDB with Step Up and Roll Up
             Strategic Partners Plus
             Strategic Partners Plus Enhanced - Non Bonus Version
             Premier Bb Series with SLT5 and GMIB and HAV
             Premier Retirement B - With HAV
             Premier Retirement L - No Optional Benefits
   1.75%     Premier B Series with LT5 or HD5 or HD GRO
             GMDB Annual Step Up or 5% Roll Up
             Strategic Partners Annuity One Enhanced III - Bonus Version
             Strategic Partners Plus Enhanced III - Bonus Version
             Premier B Series with HD GRO and HAV
             Premier L Series with HAV
             Premier Retirement C - No Optional Benefits
   1.80%     Strategic Partners FlexElite with GMDB Annual Step Up or 5% Roll Up
             Strategic Partners Plus Enhanced - Bonus Version with GMDB with Step Up and Roll Up
             Strategic Partners Annuity One Enhanced - Bonus Version with GMDB with Greater of Roll Up and Step Up
             Premier X Series with HAV
             Premier Bb Series with LT5 or HD5 and HAV
             Premier Bb Series with HD GRO and HAV
   1.85%     Premier L Series with HD GRO
             Premier Retirement X - No Optional Benefits
   1.90%     Premier B Series with SLT5
             Premier L Series with HAV
             Strategic Partners FlexElite with GMDB with Greater of Roll Up and Step Up
             Premier X Series with HD GRO
             Premier Retirement B - With HD GRO II OR GRO Plus II
   1.95%     Premier Bb Series with GMIB and HDV or Combo
             Premier X Series with HAV
             Premier Bb Series with HD GRO and HAV
   2.00%     With LT5 or HD5
             Strategic Partners Annuity One Enhanced - Non Bonus Version
             Strategic Partners Annuity One Enhanced III - Non Bonus Version
             Strategic Partners Plus Enhanced - Non Bonus Version
             Strategic Partners Plus Enhanced III - Non Bonus Version
             Strategic Partners Advisor
             Premier B Series with LT5
             Premier B Series with HD5 and HAV
             Premier B Series with HD GRO and HAV

                                      A71

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ -------------------------------------------------------------------------------------------
   2.10%     With LT5 or HD5
             Strategic Partners Annuity One Enhanced - Bonus Version
             Strategic Partners Annuity One Enhanced III - Bonus Version
             Strategic Partners Plus Enhanced - Bonus Version
             Strategic Partners Plus Enhanced III - Bonus Version
             Premier L Series
             Premier L Series with HD GRO
             Premier L Series with HD GRO and HAV
             Premier Retirement L - With HAV
   2.15%     With SLT5
             Strategic Partners Annuity One Enhanced III - Non Bonus Version
             Strategic Partners Plus Enhanced III - Non Bonus Version
             Premier B Series with HD GRO and HAV
             Premier X Series with LT5 or HD5
             Premier X Series with HD GRO
             Premier X Series with HD GRO and HAV
             Premier Retirement C - With HAV
   2.20%     With LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
             Strategic Partners Annuity One Enhanced - Non Bonus Version
             Strategic Partners Plus Enhanced - Non Bonus Version
   2.25%     With SLT5
             Premier L Series
             Strategic Partners Annuity One Enhanced III - Bonus Version
             Strategic Partners Plus Enhanced III - Bonus Version
             With LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
             Strategic Partners Annuity One Enhanced III - Non Bonus Version
             Strategic Partners Plus Enhanced III - Non Bonus Version
             Strategic Partners Advisor with LT5 or HD5 and GMDB with Step Up and Roll Up
             Premier Retirement X - With HAV
   2.30%     Premier X Series with SLT5
             Strategic Partners Plus Enhanced - Non Bonus Version with LT5 or HD5 and GMDB with Step Up and Roll Up
             With LT5 or HD5 and GMDB with Greater of Roll Up and Step Up
             Strategic Partners Annuity One Enhanced - Non Bonus Version
             With LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
             Strategic Partners Annuity One Enhanced - Bonus Version
             Strategic Partners Plus Enhanced - Bonus Version
             Premier Retirement B - With HAV and HD GRO II OR HAV and GRO Plus II
             Premier Retirement L - With HD GRO II OR GRO Plus II
   2.35%     With LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
             Strategic Partners Annuity One Enhanced III - Bonus Version
             Strategic Partners Plus Enhanced III - Bonus Version
             Premier L Series with LT5
             Premier L Series with HD5 and HAV
             Premier L Series with HD GRO and HAV
             Premier Retirement C - With HD GRO II OR GRO Plus II
   2.40%     With LT5 or HD5 and GMDB with Greater of Roll Up and Step Up
             Strategic Partners Annuity One Enhanced - Bonus Version
             With LT5 or HD5 and GMDB with Step Up and Roll Up
             Strategic Partners Plus Enhanced - Bonus Version
             Premier X Series with LT5
             Premier X Series with HD5 and HAV
             Premier X Series with HD GRO and HAV
   2.45%     Premier Retirement X - With HD GRO II OR GRO Plus II
   2.50%     Premier L Series with HD GRO and HAV
   2.55%     Premier X Series with HD GRO and HAV
   2.70%     Premier Retirement L - With HAV and HD GRO II OR HAV and GRO Plus II
   2.75%     Premier Retirement C - With HAV and HD GRO II OR HAV and GRO Plus II
   2.85%     Premier Retirement X - With HAV and HD GRO II OR HAV and GRO Plus II

                                      A72

        C.  WITHDRAWAL CHARGES

        A deferred sales charge may be made upon full or partial contract owner redemptions. The charge compensates Pruco Life of New Jersey for paying the expenses of selling and distributing the contracts, including sales commissions, printing of prospectuses, sales administration, preparation of sales literature, and other promotional activities. No withdrawal charge is imposed whenever earnings are withdrawn. The range for withdrawal charges is 0%-9%. The charge is assessed through the redemption of units.

        D.  OTHER RELATED CHARGES

        For Highest Daily Lifetime Seven, Highest Daily Lifetime Seven with Beneficiary Income Option, Highest Daily Lifetime Seven with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Seven and Spousal Highest Daily Lifetime Seven with Beneficiary Income Option, the Optional Benefit Fee is a percentage of the Protected Withdrawal Value and is deducted pro rata from the Subaccounts on a quarterly basis.

        For Highest Daily Lifetime Income, Highest Daily Lifetime Income with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Income, Highest Daily Lifetime Six Plus, Highest Daily Lifetime Six Plus with Beneficiary Income Option, Highest Daily Lifetime Six Plus with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Six Plus, and Spousal Highest Daily Lifetime Six Plus with Beneficiary Income Option, Highest Daily Lifetime Seven Plus, Highest Daily Lifetime Seven Plus with Beneficiary Income Option, Highest Daily Lifetime Seven Plus with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Seven Plus, and Spousal Highest Daily Lifetime Seven Plus with Beneficiary Income Option, the Optional Benefit Fee is assessed against the greater of the unadjusted account value or the Protected Withdrawal Value and is deducted pro rata from the Subaccounts on a quarterly basis.

        An annual Maintenance Fee is charged if purchase payments or account is less than a stated amount (varies by product).

NOTE 8: OTHER

        Contract owner net payments--represent contract owner contributions under the Variable Annuity Policies reduced by applicable deductions, charges, and state premium taxes.

        Annuity payments--represent periodic payments distributed under the terms of the policy.

        Surrenders, withdrawals, and death benefits--are payments to contract owners and beneficiaries made under the terms of the Variable Annuity Policies, and amounts that contract owners have requested to be withdrawn or paid to them.

        Net transfers between other subaccounts or fixed rate options--are amounts that contract owners have directed to be moved among subaccounts, including permitted transfers to and from the Guaranteed Interest Account and Market Value Adjustment.

        Withdrawals and other charges--are various contract level charges as described in contract charges and features section located above.

                                      A73

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
Pruco Life of New Jersey Flexible Premium Variable Annuity Account and the Board of Directors of Pruco Life Insurance Company of New Jersey

       In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts listed in Note 1 of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account at December 31, 2011, and the results of each of their operations and the changes in each of their net assets for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of Pruco Life Insurance Company of New Jersey. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2011 by correspondence with the transfer agents of the investee mutual funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 12, 2012

                                      A74

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2012

                                                                            SUBACCOUNTS
                                            --------------------------------------------------------------------------
                                             PRUDENTIAL     PRUDENTIAL                       PRUDENTIAL    PRUDENTIAL
                                            MONEY MARKET DIVERSIFIED BOND PRUDENTIAL EQUITY    VALUE       HIGH YIELD
                                             PORTFOLIO      PORTFOLIO         PORTFOLIO      PORTFOLIO   BOND PORTFOLIO
                                            ------------ ---------------- ----------------- -----------  --------------
ASSETS
  Investment in the portfolios, at fair
   value................................... $15,400,747    $25,549,699       $20,375,085    $28,401,782   $21,224,146
                                            -----------    -----------       -----------    -----------   -----------
  Net Assets............................... $15,400,747    $25,549,699       $20,375,085    $28,401,782   $21,224,146
                                            ===========    ===========       ===========    ===========   ===========

NET ASSETS, representing:
  Accumulation units....................... $15,400,747    $25,549,699       $20,375,085    $28,401,782   $21,224,146
                                            -----------    -----------       -----------    -----------   -----------
                                            $15,400,747    $25,549,699       $20,375,085    $28,401,782   $21,224,146
                                            ===========    ===========       ===========    ===========   ===========

  Units outstanding........................  12,368,609     10,432,889         9,308,349     12,843,377     5,736,847
                                            ===========    ===========       ===========    ===========   ===========

  Portfolio shares held....................   1,540,075      2,150,648           759,981      1,571,764     4,035,009
  Portfolio net asset value per share...... $     10.00    $     11.88       $     26.81    $     18.07   $      5.26
  Investment in portfolio shares, at cost.. $15,400,747    $23,884,603       $20,462,994    $30,181,131   $21,400,447

STATEMENT OF OPERATIONS
For the year ended December 31, 2012
                                                                            SUBACCOUNTS
                                            --------------------------------------------------------------------------
                                             PRUDENTIAL     PRUDENTIAL                       PRUDENTIAL    PRUDENTIAL
                                            MONEY MARKET DIVERSIFIED BOND PRUDENTIAL EQUITY    VALUE       HIGH YIELD
                                             PORTFOLIO      PORTFOLIO         PORTFOLIO      PORTFOLIO   BOND PORTFOLIO
                                            ------------ ---------------- ----------------- -----------  --------------
INVESTMENT INCOME
  Dividend income.......................... $     2,180    $ 1,141,701       $   124,434    $   284,698   $ 1,485,527
                                            -----------    -----------       -----------    -----------   -----------

EXPENSES
  Charges to contract owners for
   assuming mortality risk and expense
   risk and for administration.............     246,961        364,804           299,043        426,612       315,652
  Reimbursement for excess expenses........           0              0                 0              0             0
                                            -----------    -----------       -----------    -----------   -----------

NET EXPENSES...............................     246,961        364,804           299,043        426,612       315,652
                                            -----------    -----------       -----------    -----------   -----------

NET INVESTMENT INCOME (LOSS)...............    (244,782)       776,896          (174,609)      (141,914)    1,169,875
                                            -----------    -----------       -----------    -----------   -----------

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
  Capital gains distributions received.....           0      1,139,718                 0              0             0
  Realized gain (loss) on shares
   redeemed................................           0        255,645           (25,831)      (455,486)      (80,810)
  Net change in unrealized gain (loss) on
   investments.............................           0        121,486         2,600,794      4,147,124     1,483,484
                                            -----------    -----------       -----------    -----------   -----------

NET GAIN (LOSS) ON
   INVESTMENTS.............................           0      1,516,850         2,574,963      3,691,638     1,402,674
                                            -----------    -----------       -----------    -----------   -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.............................. $  (244,782)   $ 2,293,746       $ 2,400,354    $ 3,549,724   $ 2,572,549
                                            ===========    ===========       ===========    ===========   ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A1

                                                   SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------
                                            PRUDENTIAL
                 PRUDENTIAL   PRUDENTIAL       SMALL       T. ROWE PRICE  T. ROWE PRICE                    JANUS ASPEN JANUS
PRUDENTIAL STOCK   GLOBAL      JENNISON   CAPITALIZATION   INTERNATIONAL  EQUITY INCOME INVESCO V.I. CORE     PORTFOLIO -
INDEX PORTFOLIO  PORTFOLIO    PORTFOLIO   STOCK PORTFOLIO STOCK PORTFOLIO   PORTFOLIO      EQUITY FUND    INSTITUTIONAL SHARES
---------------- ----------  -----------  --------------- --------------- ------------- ----------------- --------------------

  $23,537,089    $5,575,078  $23,688,274    $4,435,232      $1,837,735     $6,444,866      $9,074,698          $5,085,360
  -----------    ----------  -----------    ----------      ----------     ----------      ----------          ----------
  $23,537,089    $5,575,078  $23,688,274    $4,435,232      $1,837,735     $6,444,866      $9,074,698          $5,085,360
  ===========    ==========  ===========    ==========      ==========     ==========      ==========          ==========

  $23,537,089    $5,575,078  $23,688,274    $4,435,232      $1,837,735     $6,444,866      $9,074,698          $5,085,360
  -----------    ----------  -----------    ----------      ----------     ----------      ----------          ----------
  $23,537,089    $5,575,078  $23,688,274    $4,435,232      $1,837,735     $6,444,866      $9,074,698          $5,085,360
  ===========    ==========  ===========    ==========      ==========     ==========      ==========          ==========

   12,163,692     3,127,004   11,490,600     1,447,624       1,239,510      2,698,038       4,530,883           2,872,755
  ===========    ==========  ===========    ==========      ==========     ==========      ==========          ==========

      660,227       284,879      877,994       238,967         132,211        289,397         301,085             192,263
  $     35.65    $    19.57  $     26.98    $    18.56      $    13.90     $    22.27      $    30.14          $    26.45
  $21,526,528    $5,471,654  $20,097,455    $3,918,005      $1,779,458     $5,715,445      $7,370,095          $4,978,064


                                                   SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------
                                            PRUDENTIAL
                 PRUDENTIAL   PRUDENTIAL       SMALL       T. ROWE PRICE  T. ROWE PRICE                    JANUS ASPEN JANUS
PRUDENTIAL STOCK   GLOBAL      JENNISON   CAPITALIZATION   INTERNATIONAL  EQUITY INCOME INVESCO V.I. CORE     PORTFOLIO -
INDEX PORTFOLIO  PORTFOLIO    PORTFOLIO   STOCK PORTFOLIO STOCK PORTFOLIO   PORTFOLIO      EQUITY FUND    INSTITUTIONAL SHARES
---------------- ----------  -----------  --------------- --------------- ------------- ----------------- --------------------
  $   415,771    $   89,939  $    39,056    $   27,486      $   22,345     $  139,979      $   88,593          $   28,653
  -----------    ----------  -----------    ----------      ----------     ----------      ----------          ----------


      354,630        80,315      356,134        62,666          24,376         91,428         128,904              73,058
            0             0            0             0               0              0               0                   0
  -----------    ----------  -----------    ----------      ----------     ----------      ----------          ----------

      354,630        80,315      356,134        62,666          24,376         91,428         128,904              73,058
  -----------    ----------  -----------    ----------      ----------     ----------      ----------          ----------

       61,141         9,625     (317,078)      (35,179)         (2,032)        48,551         (40,311)            (44,406)
  -----------    ----------  -----------    ----------      ----------     ----------      ----------          ----------

       73,521             0            0       228,962               0              0               0              89,288

      348,859       (10,604)     592,328        64,391          (2,769)        78,505         204,223              (6,820)

    2,762,567       815,282    3,102,356       349,869         277,759        819,802         912,898             780,632
  -----------    ----------  -----------    ----------      ----------     ----------      ----------          ----------

    3,184,947       804,678    3,694,683       643,222         274,990        898,307       1,117,121             863,100
  -----------    ----------  -----------    ----------      ----------     ----------      ----------          ----------

  $ 3,246,088    $  814,302  $ 3,377,606    $  608,042      $  272,959     $  946,859      $1,076,810          $  818,694
  ===========    ==========  ===========    ==========      ==========     ==========      ==========          ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A2

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2012

                                                                          SUBACCOUNTS
                                            ----------------------------------------------------------------------
                                             JANUS ASPEN                                           FTVIP FRANKLIN
                                              OVERSEAS       MFS(R)        MFS(R)                   SMALL-MID CAP
                                             PORTFOLIO -    RESEARCH       GROWTH      AMERICAN        GROWTH
                                            INSTITUTIONAL   SERIES -      SERIES -    CENTURY VP  SECURITIES FUND -
                                               SHARES     INITIAL CLASS INITIAL CLASS VALUE FUND       CLASS 2
                                            ------------- ------------- ------------- ----------  -----------------
ASSETS
  Investment in the portfolios, at fair
   value...................................  $8,556,231    $1,601,446    $5,897,749   $2,317,673     $2,702,927
                                             ----------    ----------    ----------   ----------     ----------
  Net Assets...............................  $8,556,231    $1,601,446    $5,897,749   $2,317,673     $2,702,927
                                             ==========    ==========    ==========   ==========     ==========

NET ASSETS, representing:
  Accumulation units.......................  $8,556,231    $1,601,446    $5,897,749   $2,317,673     $2,702,927
                                             ----------    ----------    ----------   ----------     ----------
                                             $8,556,231    $1,601,446    $5,897,749   $2,317,673     $2,702,927
                                             ==========    ==========    ==========   ==========     ==========

  Units outstanding........................   2,538,273       852,060     3,081,086    1,041,468      1,402,007
                                             ==========    ==========    ==========   ==========     ==========

  Portfolio shares held....................     225,401        73,293       204,570      355,471        128,466
  Portfolio net asset value per share......  $    37.96    $    21.85    $    28.83   $     6.52     $    21.04
  Investment in portfolio shares, at cost..  $7,389,136    $1,283,275    $4,806,175   $2,329,949     $2,663,090

STATEMENT OF OPERATIONS
For the year ended December 31, 2012
                                                                          SUBACCOUNTS
                                            ----------------------------------------------------------------------
                                             JANUS ASPEN                                           FTVIP FRANKLIN
                                              OVERSEAS       MFS(R)        MFS(R)                   SMALL-MID CAP
                                             PORTFOLIO -    RESEARCH       GROWTH      AMERICAN        GROWTH
                                            INSTITUTIONAL   SERIES -      SERIES -    CENTURY VP  SECURITIES FUND -
                                               SHARES     INITIAL CLASS INITIAL CLASS VALUE FUND       CLASS 2
                                            ------------- ------------- ------------- ----------  -----------------
INVESTMENT INCOME
  Dividend income..........................  $   59,768    $   12,894    $        0   $   45,961     $        0
                                             ----------    ----------    ----------   ----------     ----------

EXPENSES
  Charges to contract owners for
   assuming mortality risk and expense
   risk and for administration.............     120,813        22,879        83,026       33,573         38,481
  Reimbursement for excess expenses........           0             0             0            0              0
                                             ----------    ----------    ----------   ----------     ----------

NET EXPENSES...............................     120,813        22,879        83,026       33,573         38,481
                                             ----------    ----------    ----------   ----------     ----------

NET INVESTMENT INCOME (LOSS)...............     (61,045)       (9,985)      (83,026)      12,388        (38,481)
                                             ----------    ----------    ----------   ----------     ----------

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
  Capital gains distributions received.....     915,648             0             0            0        198,220
  Realized gain (loss) on shares
   redeemed................................     203,028        45,260       129,543      (25,601)         7,673
  Net change in unrealized gain (loss) on
   investments.............................     (74,237)      206,058       834,252      303,551         75,483
                                             ----------    ----------    ----------   ----------     ----------

NET GAIN (LOSS) ON
   INVESTMENTS.............................   1,044,439       251,318       963,796      277,950        281,376
                                             ----------    ----------    ----------   ----------     ----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS..............................  $  983,394    $  241,332    $  880,770   $  290,339     $  242,895
                                             ==========    ==========    ==========   ==========     ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A3

                                                 SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
                                                                              PRUDENTIAL SP
                            ALLIANCEBERNSTEIN PRUDENTIAL                       PRUDENTIAL   PRUDENTIAL SP
  PRUDENTIAL                  VPS LARGE CAP    SP SMALL    JANUS ASPEN JANUS  U.S. EMERGING INTERNATIONAL  PRUDENTIAL SP
JENNISON 20/20  DAVIS VALUE GROWTH PORTFOLIO  CAP VALUE   PORTFOLIO - SERVICE    GROWTH        GROWTH      INTERNATIONAL
FOCUS PORTFOLIO  PORTFOLIO       CLASS B      PORTFOLIO         SHARES          PORTFOLIO     PORTFOLIO   VALUE PORTFOLIO
--------------- ----------- ----------------- ----------  ------------------- ------------- ------------- ---------------
  $4,016,134    $2,130,939      $457,152      $9,189,254       $389,239        $8,478,809    $2,642,339     $2,374,218
  ----------    ----------      --------      ----------       --------        ----------    ----------     ----------
  $4,016,134    $2,130,939      $457,152      $9,189,254       $389,239        $8,478,809    $2,642,339     $2,374,218
  ==========    ==========      ========      ==========       ========        ==========    ==========     ==========

  $4,016,134    $2,130,939      $457,152      $9,189,254       $389,239        $8,478,809    $2,642,339     $2,374,218
  ----------    ----------      --------      ----------       --------        ----------    ----------     ----------
  $4,016,134    $2,130,939      $457,152      $9,189,254       $389,239        $8,478,809    $2,642,339     $2,374,218
  ==========    ==========      ========      ==========       ========        ==========    ==========     ==========

   2,215,043     1,842,533       671,147       4,681,532        354,179         3,841,916     1,850,761      1,533,494
  ==========    ==========      ========      ==========       ========        ==========    ==========     ==========

     252,111       194,962        15,048         670,748         14,896         1,005,790       498,555        358,643
  $    15.93    $    10.93      $  30.38      $    13.70       $  26.13        $     8.43    $     5.30     $     6.62
  $3,427,540    $2,159,721      $429,619      $8,319,087       $304,117        $7,259,235    $3,096,296     $2,904,011


                                                 SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
                                                                              PRUDENTIAL SP
                            ALLIANCEBERNSTEIN PRUDENTIAL                       PRUDENTIAL   PRUDENTIAL SP
  PRUDENTIAL                  VPS LARGE CAP    SP SMALL    JANUS ASPEN JANUS  U.S. EMERGING INTERNATIONAL  PRUDENTIAL SP
JENNISON 20/20  DAVIS VALUE GROWTH PORTFOLIO  CAP VALUE   PORTFOLIO - SERVICE    GROWTH        GROWTH      INTERNATIONAL
FOCUS PORTFOLIO  PORTFOLIO       CLASS B      PORTFOLIO         SHARES          PORTFOLIO     PORTFOLIO   VALUE PORTFOLIO
--------------- ----------- ----------------- ----------  ------------------- ------------- ------------- ---------------
  $        0    $   34,916      $    145      $   43,998       $  1,886        $   37,960    $   17,839     $   67,583
  ----------    ----------      --------      ----------       --------        ----------    ----------     ----------

      57,052        30,093         6,848         149,992          7,106           142,745        42,511         39,548
           0             0             0               0              0                 0             0              0
  ----------    ----------      --------      ----------       --------        ----------    ----------     ----------

      57,052        30,093         6,848         149,992          7,106           142,745        42,511         39,548
  ----------    ----------      --------      ----------       --------        ----------    ----------     ----------

     (57,052)        4,823        (6,703)       (105,994)        (5,221)         (104,785)      (24,673)        28,036
  ----------    ----------      --------      ----------       --------        ----------    ----------     ----------

     142,038       128,020             0               0          7,934           654,025             0              0
      82,708         5,966         4,568          77,414         24,779           319,389      (172,428)      (250,350)
     204,349        97,350        69,422       1,310,579         38,273           445,233       695,469        577,066
  ----------    ----------      --------      ----------       --------        ----------    ----------     ----------

     429,094       231,336        73,990       1,387,993         70,986         1,418,647       523,041        326,716
  ----------    ----------      --------      ----------       --------        ----------    ----------     ----------

  $  372,042    $  236,159      $ 67,287      $1,281,999       $ 65,765        $1,313,862    $  498,369     $  354,752
  ==========    ==========      ========      ==========       ========        ==========    ==========     ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A4

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2012

                                                                              SUBACCOUNTS
                                            -------------------------------------------------------------------------------
                                                  AST                          AST SCHRODERS                 AST J.P. MORGAN
                                             GOLDMAN SACHS    AST AMERICAN   MULTI-ASSET WORLD  AST COHEN &     STRATEGIC
                                               LARGE-CAP    CENTURY INCOME &    STRATEGIES     STEERS REALTY  OPPORTUNITIES
                                            VALUE PORTFOLIO GROWTH PORTFOLIO     PORTFOLIO       PORTFOLIO      PORTFOLIO
                                            --------------- ---------------- ----------------- ------------- ---------------
ASSETS
  Investment in the portfolios, at fair
   value...................................   $14,804,482      $       (0)     $163,821,978     $18,830,252   $144,461,910
                                              -----------      ----------      ------------     -----------   ------------
  Net Assets...............................   $14,804,482      $       (0)     $163,821,978     $18,830,252   $144,461,910
                                              ===========      ==========      ============     ===========   ============

NET ASSETS, representing:
  Accumulation units.......................   $14,804,482      $        0      $163,821,978     $18,830,252   $144,461,910
                                              -----------      ----------      ------------     -----------   ------------
                                              $14,804,482      $        0      $163,821,978     $18,830,252   $144,461,910
                                              ===========      ==========      ============     ===========   ============

  Units outstanding........................     1,312,699              (0)       14,548,632       1,350,938     12,551,418
                                              ===========      ==========      ============     ===========   ============

  Portfolio shares held....................       840,209               0        11,853,978       2,565,429     10,281,986
  Portfolio net asset value per share......   $     17.62      $        0      $      13.82     $      7.34   $      14.05
  Investment in portfolio shares, at cost..   $13,182,391      $       (0)     $155,268,094     $17,216,407   $133,529,218

STATEMENT OF OPERATIONS
For the year ended December 31, 2012
                                                                              SUBACCOUNTS
                                            -------------------------------------------------------------------------------
                                                  AST                          AST SCHRODERS                 AST J.P. MORGAN
                                             GOLDMAN SACHS    AST AMERICAN   MULTI-ASSET WORLD  AST COHEN &     STRATEGIC
                                               LARGE-CAP    CENTURY INCOME &    STRATEGIES     STEERS REALTY  OPPORTUNITIES
                                            VALUE PORTFOLIO GROWTH PORTFOLIO     PORTFOLIO       PORTFOLIO      PORTFOLIO
                                            --------------- ---------------- ----------------- ------------- ---------------
INVESTMENT INCOME
  Dividend income..........................   $   129,065      $        0      $  2,814,567     $   195,658   $  1,716,155
                                              -----------      ----------      ------------     -----------   ------------

EXPENSES
  Charges to contract owners for
   assuming mortality risk and expense
   risk and for administration.............       199,329          85,753         2,409,691         251,562      1,959,776
  Reimbursement for excess expenses........             0               0                 0               0              0
                                              -----------      ----------      ------------     -----------   ------------

NET EXPENSES...............................       199,329          85,753         2,409,691         251,562      1,959,776
                                              -----------      ----------      ------------     -----------   ------------

NET INVESTMENT INCOME (LOSS)...............       (70,264)        (85,753)          404,876         (55,904)      (243,621)
                                              -----------      ----------      ------------     -----------   ------------

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
  Capital gains distributions received.....             0               0                 0               0              0
  Realized gain (loss) on shares
   redeemed................................       207,666       1,719,868           649,719         351,957        952,250
  Net change in unrealized gain (loss) on
   investments.............................     1,644,817        (604,836)        9,970,290       1,237,297      8,423,788
                                              -----------      ----------      ------------     -----------   ------------

NET GAIN (LOSS) ON
   INVESTMENTS.............................     1,852,484       1,115,032        10,620,010       1,589,254      9,376,038
                                              -----------      ----------      ------------     -----------   ------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS..............................   $ 1,782,220      $1,029,280      $ 11,024,886     $ 1,533,349   $  9,132,418
                                              ===========      ==========      ============     ===========   ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A5

                                                     SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------------
                                                                                  AST GOLDMAN
                                AST FEDERATED                                        SACHS         AST GOLDMAN
 AST BLACKROCK  AST HIGH YIELD    AGGRESSIVE      AST MID-CAP    AST SMALL-CAP    CONCENTRATED    SACHS MID-CAP    AST LARGE-CAP
VALUE PORTFOLIO   PORTFOLIO    GROWTH PORTFOLIO VALUE PORTFOLIO VALUE PORTFOLIO GROWTH PORTFOLIO GROWTH PORTFOLIO VALUE PORTFOLIO
--------------- -------------- ---------------- --------------- --------------- ---------------- ---------------- ---------------

  $13,689,815    $21,590,509     $14,553,898      $9,840,223      $8,843,631      $15,908,158      $21,760,590      $14,774,555
  -----------    -----------     -----------      ----------      ----------      -----------      -----------      -----------
  $13,689,815    $21,590,509     $14,553,898      $9,840,223      $8,843,631      $15,908,158      $21,760,590      $14,774,555
  ===========    ===========     ===========      ==========      ==========      ===========      ===========      ===========

  $13,689,815    $21,590,509     $14,553,898      $9,840,223      $8,843,631      $15,908,158      $21,760,590      $14,774,555
  -----------    -----------     -----------      ----------      ----------      -----------      -----------      -----------
  $13,689,815    $21,590,509     $14,553,898      $9,840,223      $8,843,631      $15,908,158      $21,760,590      $14,774,555
  ===========    ===========     ===========      ==========      ==========      ===========      ===========      ===========

    1,193,778      1,737,157       1,223,055         778,074         726,993        1,312,965        1,659,188        1,417,423
  ===========    ===========     ===========      ==========      ==========      ===========      ===========      ===========

    1,436,497      2,818,604       1,511,308         733,251         592,737          507,599        4,144,874        1,040,462
  $      9.53    $      7.66     $      9.63      $    13.42      $    14.92      $     31.34      $      5.25      $     14.20
  $12,800,065    $20,508,783     $13,646,030      $8,738,835      $7,829,268      $14,127,662      $20,978,804      $14,393,564


                                                     SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------------
                                                                                  AST GOLDMAN
                                AST FEDERATED                                        SACHS         AST GOLDMAN
 AST BLACKROCK  AST HIGH YIELD    AGGRESSIVE      AST MID-CAP    AST SMALL-CAP    CONCENTRATED    SACHS MID-CAP    AST LARGE-CAP
VALUE PORTFOLIO   PORTFOLIO    GROWTH PORTFOLIO VALUE PORTFOLIO VALUE PORTFOLIO GROWTH PORTFOLIO GROWTH PORTFOLIO VALUE PORTFOLIO
--------------- -------------- ---------------- --------------- --------------- ---------------- ---------------- ---------------
  $   116,991    $ 1,033,431     $         0      $   37,060      $   30,797      $    30,786      $         0      $   353,461
  -----------    -----------     -----------      ----------      ----------      -----------      -----------      -----------

      187,773        296,837         212,143         144,392         129,414          212,584          288,568          168,021
            0              0               0               0               0                0                0                0
  -----------    -----------     -----------      ----------      ----------      -----------      -----------      -----------

      187,773        296,837         212,143         144,392         129,414          212,584          288,568          168,021
  -----------    -----------     -----------      ----------      ----------      -----------      -----------      -----------

      (70,782)       736,594        (212,143)       (107,332)        (98,616)        (181,799)        (288,568)         185,440
  -----------    -----------     -----------      ----------      ----------      -----------      -----------      -----------

            0              0               0          32,967               0                0        1,788,797                0
       80,094        198,589         297,998         217,403         186,176          394,306          288,440          (56,104)
      907,248        970,177       1,502,577         959,471         877,635        1,585,979          535,464        1,321,717
  -----------    -----------     -----------      ----------      ----------      -----------      -----------      -----------

      987,342      1,168,766       1,800,575       1,209,841       1,063,811        1,980,286        2,612,701        1,265,613
  -----------    -----------     -----------      ----------      ----------      -----------      -----------      -----------

  $   916,560    $ 1,905,360     $ 1,588,431      $1,102,509      $  965,195      $ 1,798,487      $ 2,324,133      $ 1,451,053
  ===========    ===========     ===========      ==========      ==========      ===========      ===========      ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A6

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2012

                                                                             SUBACCOUNTS
                                            ----------------------------------------------------------------------------
                                                                                                            AST NEUBERGER
                                            AST LORD ABBETT   AST MARSICO                   AST NEUBERGER   BERMAN / LSV
                                               CORE FIXED    CAPITAL GROWTH AST MFS GROWTH  BERMAN MID-CAP  MID-CAP VALUE
                                            INCOME PORTFOLIO   PORTFOLIO      PORTFOLIO    GROWTH PORTFOLIO   PORTFOLIO
                                            ---------------- -------------- -------------- ---------------- -------------
ASSETS
  Investment in the portfolios, at fair
   value...................................   $41,194,293     $30,011,751    $10,767,609     $19,517,409     $15,761,970
                                              -----------     -----------    -----------     -----------     -----------
  Net Assets...............................   $41,194,293     $30,011,751    $10,767,609     $19,517,409     $15,761,970
                                              ===========     ===========    ===========     ===========     ===========

NET ASSETS, representing:
  Accumulation units.......................   $41,194,293     $30,011,751    $10,767,609     $19,517,409     $15,761,970
                                              -----------     -----------    -----------     -----------     -----------
                                              $41,194,293     $30,011,751    $10,767,609     $19,517,409     $15,761,970
                                              ===========     ===========    ===========     ===========     ===========

  Units outstanding........................     3,352,512       2,543,256        893,995       1,510,695       1,288,697
                                              ===========     ===========    ===========     ===========     ===========

  Portfolio shares held....................     3,582,112       1,405,045        963,976         799,566         929,910
  Portfolio net asset value per share......   $     11.50     $     21.36    $     11.17     $     24.41     $     16.95
  Investment in portfolio shares, at cost..   $40,001,857     $27,942,247    $ 9,738,480     $18,065,049     $14,132,111

STATEMENT OF OPERATIONS
For the year ended December 31, 2012
                                                                             SUBACCOUNTS
                                            ----------------------------------------------------------------------------
                                                                                                            AST NEUBERGER
                                            AST LORD ABBETT   AST MARSICO                   AST NEUBERGER   BERMAN / LSV
                                               CORE FIXED    CAPITAL GROWTH AST MFS GROWTH  BERMAN MID-CAP  MID-CAP VALUE
                                            INCOME PORTFOLIO   PORTFOLIO      PORTFOLIO    GROWTH PORTFOLIO   PORTFOLIO
                                            ---------------- -------------- -------------- ---------------- -------------
INVESTMENT INCOME
  Dividend income..........................   $   358,091     $    97,729    $         0     $         0     $   124,483
                                              -----------     -----------    -----------     -----------     -----------

EXPENSES
  Charges to contract owners for
   assuming mortality risk and expense
   risk and for administration.............       510,349         449,884        134,732         270,677         223,781
  Reimbursement for excess expenses........             0               0              0               0               0
                                              -----------     -----------    -----------     -----------     -----------

NET EXPENSES...............................       510,349         449,884        134,732         270,677         223,781
                                              -----------     -----------    -----------     -----------     -----------

NET INVESTMENT INCOME (LOSS)...............      (152,258)       (352,155)      (134,732)       (270,677)        (99,298)
                                              -----------     -----------    -----------     -----------     -----------

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
  Capital gains distributions received.....       851,791               0              0               0               0
  Realized gain (loss) on shares
   redeemed................................       218,595         673,619        203,666         384,771         227,472
  Net change in unrealized gain (loss) on
   investments.............................       321,933       1,569,539        890,109       1,045,463       1,438,918
                                              -----------     -----------    -----------     -----------     -----------

NET GAIN (LOSS) ON
   INVESTMENTS.............................     1,392,320       2,243,158      1,093,775       1,430,235       1,666,390
                                              -----------     -----------    -----------     -----------     -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS..............................   $ 1,240,062     $ 1,891,002    $   959,043     $ 1,159,558     $ 1,567,091
                                              ===========     ===========    ===========     ===========     ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A7

                                                SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------
                 AST T. ROWE                AST T. ROWE   AST T. ROWE
   AST PIMCO     PRICE EQUITY  AST QMA US  PRICE NATURAL  PRICE ASSET                     AST JPMORGAN    AST T. ROWE
LIMITED MATURITY    INCOME    EQUITY ALPHA   RESOURCES    ALLOCATION    AST MFS GLOBAL   INTERNATIONAL    PRICE GLOBAL
 BOND PORTFOLIO   PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO   EQUITY PORTFOLIO EQUITY PORTFOLIO BOND PORTFOLIO
---------------- ------------ ------------ ------------- ------------  ---------------- ---------------- --------------
  $21,291,795    $20,789,254   $7,120,449   $29,949,908  $550,691,991    $14,766,508      $19,759,279     $17,671,374
  -----------    -----------   ----------   -----------  ------------    -----------      -----------     -----------
  $21,291,795    $20,789,254   $7,120,449   $29,949,908  $550,691,991    $14,766,508      $19,759,279     $17,671,374
  ===========    ===========   ==========   ===========  ============    ===========      ===========     ===========

  $21,291,795    $20,789,254   $7,120,449   $29,949,908  $550,691,991    $14,766,508      $19,759,279     $17,671,374
  -----------    -----------   ----------   -----------  ------------    -----------      -----------     -----------
  $21,291,795    $20,789,254   $7,120,449   $29,949,908  $550,691,991    $14,766,508      $19,759,279     $17,671,374
  ===========    ===========   ==========   ===========  ============    ===========      ===========     ===========

    1,960,957      1,858,286      566,643     2,949,646    45,496,718      1,163,913        1,785,072       1,565,870
  ===========    ===========   ==========   ===========  ============    ===========      ===========     ===========

    2,012,457      2,188,342      523,562     1,520,300    28,877,399      1,244,019          890,058       1,579,211
  $     10.58    $      9.50   $    13.60   $     19.70  $      19.07    $     11.87      $     22.20     $     11.19
  $21,317,450    $18,877,996   $6,539,855   $30,326,997  $505,981,779    $12,836,854      $17,466,766     $17,520,676


                                                SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------
                 AST T. ROWE                AST T. ROWE   AST T. ROWE
   AST PIMCO     PRICE EQUITY  AST QMA US  PRICE NATURAL  PRICE ASSET                     AST JPMORGAN    AST T. ROWE
LIMITED MATURITY    INCOME    EQUITY ALPHA   RESOURCES    ALLOCATION    AST MFS GLOBAL   INTERNATIONAL    PRICE GLOBAL
 BOND PORTFOLIO   PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO   EQUITY PORTFOLIO EQUITY PORTFOLIO BOND PORTFOLIO
---------------- ------------ ------------ ------------- ------------  ---------------- ---------------- --------------
  $   258,485    $    25,073   $   41,348   $   108,212  $  5,116,398    $   121,058      $   280,999     $   361,781
  -----------    -----------   ----------   -----------  ------------    -----------      -----------     -----------

      329,353        244,565       95,332       445,804     6,933,632        190,325          276,841         248,388
            0              0            0             0             0              0                0               0
  -----------    -----------   ----------   -----------  ------------    -----------      -----------     -----------

      329,353        244,565       95,332       445,804     6,933,632        190,325          276,841         248,388
  -----------    -----------   ----------   -----------  ------------    -----------      -----------     -----------

      (70,868)      (219,492)     (53,984)     (337,592)   (1,817,234)       (69,267)           4,158         113,393
  -----------    -----------   ----------   -----------  ------------    -----------      -----------     -----------

      633,956              0            0             0     3,244,064              0                0         251,729
       (8,495)       272,418      210,908      (938,086)    3,780,200        243,678           47,047          31,346
       44,946      1,711,409      534,982     1,295,662    34,237,999      1,903,728        2,750,619         118,159
  -----------    -----------   ----------   -----------  ------------    -----------      -----------     -----------

      670,407      1,983,827      745,890       357,576    41,262,263      2,147,406        2,797,666         401,234
  -----------    -----------   ----------   -----------  ------------    -----------      -----------     -----------

  $   599,540    $ 1,764,335   $  691,906   $    19,984  $ 39,445,029    $ 2,078,139      $ 2,801,824     $   514,628
  ===========    ===========   ==========   ===========  ============    ===========      ===========     ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A8

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2012

                                                                          SUBACCOUNTS
                                            -----------------------------------------------------------------------
                                                                           AST ACADEMIC                    AST
                                             AST WELLINGTON  AST CAPITAL    STRATEGIES   AST BALANCED  PRESERVATION
                                               MANAGEMENT    GROWTH ASSET     ASSET         ASSET         ASSET
                                                 HEDGED       ALLOCATION    ALLOCATION    ALLOCATION    ALLOCATION
                                            EQUITY PORTFOLIO  PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
                                            ---------------- ------------  ------------  ------------  ------------
ASSETS
  Investment in the portfolios, at fair
   value...................................   $39,949,959    $337,550,536  $348,772,697  $532,182,338  $426,840,024
                                              -----------    ------------  ------------  ------------  ------------
  Net Assets...............................   $39,949,959    $337,550,536  $348,772,697  $532,182,338  $426,840,024
                                              ===========    ============  ============  ============  ============

NET ASSETS, representing:
  Accumulation units.......................   $39,949,959    $337,550,536  $348,772,697  $532,182,338  $426,840,024
                                              -----------    ------------  ------------  ------------  ------------
                                              $39,949,959    $337,550,536  $348,772,697  $532,182,338  $426,840,024
                                              ===========    ============  ============  ============  ============

  Units outstanding........................     4,100,061      29,647,790    30,992,629    45,923,327    36,655,273
                                              ===========    ============  ============  ============  ============

  Portfolio shares held....................     4,015,071      29,557,840    30,513,797    45,369,338    35,422,409
  Portfolio net asset value per share......   $      9.95    $      11.42  $      11.43  $      11.73  $      12.05
  Investment in portfolio shares, at cost..   $37,520,076    $310,927,252  $320,394,491  $491,616,071  $407,149,474

STATEMENT OF OPERATIONS
For the year ended December 31, 2012
                                                                          SUBACCOUNTS
                                            -----------------------------------------------------------------------
                                                                           AST ACADEMIC                    AST
                                             AST WELLINGTON  AST CAPITAL    STRATEGIES   AST BALANCED  PRESERVATION
                                               MANAGEMENT    GROWTH ASSET     ASSET         ASSET         ASSET
                                                 HEDGED       ALLOCATION    ALLOCATION    ALLOCATION    ALLOCATION
                                            EQUITY PORTFOLIO  PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
                                            ---------------- ------------  ------------  ------------  ------------
INVESTMENT INCOME
  Dividend income..........................   $    74,461    $  2,300,420  $  3,069,302  $  4,228,995  $  3,813,902
                                              -----------    ------------  ------------  ------------  ------------

EXPENSES
  Charges to contract owners for
   assuming mortality risk and expense
   risk and for administration.............       480,906       5,041,229     5,552,386     7,788,468     5,950,363
  Reimbursement for excess expenses........             0               0             0             0             0
                                              -----------    ------------  ------------  ------------  ------------

NET EXPENSES...............................       480,906       5,041,229     5,552,386     7,788,468     5,950,363
                                              -----------    ------------  ------------  ------------  ------------

NET INVESTMENT INCOME (LOSS)...............      (406,446)     (2,740,809)   (2,483,084)   (3,559,473)   (2,136,461)
                                              -----------    ------------  ------------  ------------  ------------

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
  Capital gains distributions received.....             0               0             0    13,537,034    19,769,310
  Realized gain (loss) on shares
   redeemed................................       256,583       4,530,791     3,262,162     5,104,906     1,988,511
  Net change in unrealized gain (loss) on
   investments.............................     2,226,379      25,645,314    27,729,344    26,157,340     6,895,289
                                              -----------    ------------  ------------  ------------  ------------

NET GAIN (LOSS) ON
   INVESTMENTS.............................     2,482,962      30,176,105    30,991,506    44,799,280    28,653,110
                                              -----------    ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS..............................   $ 2,076,516    $ 27,435,296  $ 28,508,422  $ 41,239,807  $ 26,516,649
                                              ===========    ============  ============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A9

                                          SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------
 AST FIRST        AST FIRST                 AST T. ROWE
   TRUST        TRUST CAPITAL     AST          PRICE                      AST                          AST
 BALANCED       APPRECIATION    ADVANCED     LARGE-CAP    AST MONEY    SMALL-CAP     AST PIMCO    INTERNATIONAL
  TARGET           TARGET      STRATEGIES     GROWTH       MARKET       GROWTH      TOTAL RETURN      VALUE
 PORTFOLIO        PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO   BOND PORTFOLIO   PORTFOLIO
------------    ------------- ------------  -----------  -----------  -----------  -------------- -------------
$248,028,103    $222,116,253  $379,954,133  $34,617,197  $19,916,588  $13,871,106   $247,468,156   $7,387,404
------------    ------------  ------------  -----------  -----------  -----------   ------------   ----------
$248,028,103    $222,116,253  $379,954,133  $34,617,197  $19,916,588  $13,871,106   $247,468,156   $7,387,404
============    ============  ============  ===========  ===========  ===========   ============   ==========

$248,028,103    $222,116,253  $379,954,133  $34,617,197  $19,916,588  $13,871,106   $247,468,156   $7,387,404
------------    ------------  ------------  -----------  -----------  -----------   ------------   ----------
$248,028,103    $222,116,253  $379,954,133  $34,617,197  $19,916,588  $13,871,106   $247,468,156   $7,387,404
============    ============  ============  ===========  ===========  ===========   ============   ==========

  21,669,843      19,406,256    31,622,440    2,773,359    2,056,152    1,035,622     21,224,806      705,540
============    ============  ============  ===========  ===========  ===========   ============   ==========

  24,245,171      21,733,489    31,453,157    2,419,091   19,916,588      612,141     19,765,827      480,951
$      10.23    $      10.22  $      12.08  $     14.31  $      1.00  $     22.66   $      12.52   $    15.36
$232,690,882    $209,194,834  $349,653,304  $31,423,316  $19,916,588  $12,459,763   $238,583,310   $6,916,786


                                          SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------
 AST FIRST        AST FIRST                 AST T. ROWE
   TRUST        TRUST CAPITAL     AST          PRICE                      AST                          AST
 BALANCED       APPRECIATION    ADVANCED     LARGE-CAP    AST MONEY    SMALL-CAP     AST PIMCO    INTERNATIONAL
  TARGET           TARGET      STRATEGIES     GROWTH       MARKET       GROWTH      TOTAL RETURN      VALUE
 PORTFOLIO        PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO   BOND PORTFOLIO   PORTFOLIO
------------    ------------- ------------  -----------  -----------  -----------  -------------- -------------
$  3,762,850    $  2,212,537  $  3,698,718  $         0  $     1,892  $         0   $  5,301,988   $  133,328
------------    ------------  ------------  -----------  -----------  -----------   ------------   ----------

   3,387,700       2,953,939     4,824,454      450,257      333,708      200,792      3,457,513      106,704
           0               0             0            0            0            0              0            0
------------    ------------  ------------  -----------  -----------  -----------   ------------   ----------

   3,387,700       2,953,939     4,824,454      450,257      333,708      200,792      3,457,513      106,704
------------    ------------  ------------  -----------  -----------  -----------   ------------   ----------

     375,149        (741,403)   (1,125,737)    (450,257)    (331,816)    (200,792)     1,844,475       26,624
------------    ------------  ------------  -----------  -----------  -----------   ------------   ----------

           0               0       978,632            0            0            0      2,122,034            0
   1,121,650       1,325,613     2,685,004      595,258            0      232,825      1,368,839      (88,699)
  12,984,047      13,624,196    25,417,674    2,690,050            0      828,600      9,112,176      833,703
------------    ------------  ------------  -----------  -----------  -----------   ------------   ----------

  14,105,698      14,949,809    29,081,310    3,285,308            0    1,061,425     12,603,049      745,004
------------    ------------  ------------  -----------  -----------  -----------   ------------   ----------

$ 14,480,847    $ 14,208,406  $ 27,955,573  $ 2,835,051  $  (331,816) $   860,633   $ 14,447,524   $  771,628
============    ============  ============  ===========  ===========  ===========   ============   ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A10

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2012

                                                                          SUBACCOUNTS
                                            -----------------------------------------------------------------------
                                                 AST
                                            INTERNATIONAL     NVIT     AST INVESTMENT   AST WESTERN
                                               GROWTH      DEVELOPING    GRADE BOND   ASSET CORE PLUS    AST BOND
                                              PORTFOLIO   MARKETS FUND   PORTFOLIO    BOND PORTFOLIO  PORTFOLIO 2018
                                            ------------- ------------ -------------- --------------- --------------
ASSETS
  Investment in the portfolios, at fair
   value...................................  $12,832,439    $665,169    $272,250,724    $45,582,105    $21,894,358
                                             -----------    --------    ------------    -----------    -----------
  Net Assets...............................  $12,832,439    $665,169    $272,250,724    $45,582,105    $21,894,358
                                             ===========    ========    ============    ===========    ===========

NET ASSETS, representing:
  Accumulation units.......................  $12,832,439    $665,169    $272,250,724    $45,582,105    $21,894,358
                                             -----------    --------    ------------    -----------    -----------
                                             $12,832,439    $665,169    $272,250,724    $45,582,105    $21,894,358
                                             ===========    ========    ============    ===========    ===========

  Units outstanding........................    1,205,057      44,357      20,928,766      3,919,578      1,799,476
                                             ===========    ========    ============    ===========    ===========

  Portfolio shares held....................    1,081,993     105,582      41,250,110      4,252,062      1,764,251
  Portfolio net asset value per share......  $     11.86    $   6.30    $       6.60    $     10.72    $     12.41
  Investment in portfolio shares, at cost..  $11,575,031    $885,617    $267,407,251    $44,963,434    $20,657,784

STATEMENT OF OPERATIONS
For the year ended December 31, 2012
                                                                          SUBACCOUNTS
                                            -----------------------------------------------------------------------
                                                 AST
                                            INTERNATIONAL     NVIT     AST INVESTMENT   AST WESTERN
                                               GROWTH      DEVELOPING    GRADE BOND   ASSET CORE PLUS    AST BOND
                                              PORTFOLIO   MARKETS FUND   PORTFOLIO    BOND PORTFOLIO  PORTFOLIO 2018
                                            ------------- ------------ -------------- --------------- --------------
INVESTMENT INCOME
  Dividend income..........................  $   106,131    $    667    $  5,008,576    $ 1,302,848    $   100,867
                                             -----------    --------    ------------    -----------    -----------

EXPENSES
  Charges to contract owners for
   assuming mortality risk and expense
   risk and for administration.............      169,632      10,630       6,190,071        697,665        464,780
  Reimbursement for excess expenses........            0           0               0              0              0
                                             -----------    --------    ------------    -----------    -----------

NET EXPENSES...............................      169,632      10,630       6,190,071        697,665        464,780
                                             -----------    --------    ------------    -----------    -----------

NET INVESTMENT INCOME (LOSS)...............      (63,501)     (9,963)     (1,181,495)       605,183       (363,913)
                                             -----------    --------    ------------    -----------    -----------

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
  Capital gains distributions received.....            0           0       5,700,628      1,333,248        110,842
  Realized gain (loss) on shares
   redeemed................................       46,543     (74,592)     35,842,163        345,313        344,006
  Net change in unrealized gain (loss) on
   investments.............................    1,639,718     177,614      (9,733,697)       (19,061)       622,643
                                             -----------    --------    ------------    -----------    -----------

NET GAIN (LOSS) ON
   INVESTMENTS.............................    1,686,261     103,022      31,809,093      1,659,501      1,077,491
                                             -----------    --------    ------------    -----------    -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS..............................  $ 1,622,760    $ 93,059    $ 30,627,599    $ 2,264,684    $   713,578
                                             ===========    ========    ============    ===========    ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A11

                                                 SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------
                                               FRANKLIN                                        AST CLS
               AST GLOBAL   AST PARAMETRIC   TEMPLETON VIP    AST GOLDMAN    AST SCHRODERS  MODERATE ASSET AST J.P. MORGAN
   AST BOND    REAL ESTATE EMERGING MARKETS FOUNDING FUNDS  SACHS SMALL-CAP GLOBAL TACTICAL   ALLOCATION   GLOBAL THEMATIC
PORTFOLIO 2019  PORTFOLIO  EQUITY PORTFOLIO ALLOCATION FUND VALUE PORTFOLIO    PORTFOLIO      PORTFOLIO       PORTFOLIO
-------------- ----------- ---------------- --------------- --------------- --------------- -------------- ---------------
  $2,283,140   $7,170,435    $26,030,950      $        (0)    $19,892,230    $179,780,827    $235,725,370   $111,416,624
  ----------   ----------    -----------      -----------     -----------    ------------    ------------   ------------
  $2,283,140   $7,170,435    $26,030,950      $        (0)    $19,892,230    $179,780,827    $235,725,370   $111,416,624
  ==========   ==========    ===========      ===========     ===========    ============    ============   ============

  $2,283,140   $7,170,435    $26,030,950      $         0     $19,892,230    $179,780,827    $235,725,370   $111,416,624
  ----------   ----------    -----------      -----------     -----------    ------------    ------------   ------------
  $2,283,140   $7,170,435    $26,030,950      $         0     $19,892,230    $179,780,827    $235,725,370   $111,416,624
  ==========   ==========    ===========      ===========     ===========    ============    ============   ============

     183,095      547,133      2,458,495                0       1,524,692      15,190,242      21,003,523      9,458,185
  ==========   ==========    ===========      ===========     ===========    ============    ============   ============

     220,593      760,385      2,908,486                0       1,642,628      15,171,378      23,087,695     10,306,811
  $    10.35   $     9.43    $      8.95      $         0     $     12.11    $      11.85    $      10.21   $      10.81
  $2,286,948   $6,196,181    $24,575,045      $         0     $17,681,673    $165,385,638    $225,543,768   $103,336,058


                                                 SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------
                                               FRANKLIN                                        AST CLS
               AST GLOBAL   AST PARAMETRIC   TEMPLETON VIP    AST GOLDMAN    AST SCHRODERS  MODERATE ASSET AST J.P. MORGAN
   AST BOND    REAL ESTATE EMERGING MARKETS FOUNDING FUNDS  SACHS SMALL-CAP GLOBAL TACTICAL   ALLOCATION   GLOBAL THEMATIC
PORTFOLIO 2019  PORTFOLIO  EQUITY PORTFOLIO ALLOCATION FUND VALUE PORTFOLIO    PORTFOLIO      PORTFOLIO       PORTFOLIO
-------------- ----------- ---------------- --------------- --------------- --------------- -------------- ---------------
  $    2,349   $   81,801    $   247,236      $ 4,634,544     $    78,376    $    606,948    $    934,844   $    372,802
  ----------   ----------    -----------      -----------     -----------    ------------    ------------   ------------

      15,999       93,211        369,212        1,906,338         273,589       2,244,875       2,927,793      1,410,500
           0            0              0                0               0               0               0              0
  ----------   ----------    -----------      -----------     -----------    ------------    ------------   ------------

      15,999       93,211        369,212        1,906,338         273,589       2,244,875       2,927,793      1,410,500
  ----------   ----------    -----------      -----------     -----------    ------------    ------------   ------------

     (13,650)     (11,410)      (121,976)       2,728,206        (195,213)     (1,637,928)     (1,992,949)    (1,037,698)
  ----------   ----------    -----------      -----------     -----------    ------------    ------------   ------------

      29,557            0        339,838                0               0         602,053       4,402,813        496,390
      (1,419)     134,049       (336,541)      15,394,586         409,844       2,099,981         984,445        818,542
      (3,809)     993,606      2,880,354       (2,097,431)      1,514,979      13,523,798       8,685,465      7,800,617
  ----------   ----------    -----------      -----------     -----------    ------------    ------------   ------------

      24,329    1,127,655      2,883,651       13,297,155       1,924,823      16,225,831      14,072,724      9,115,549
  ----------   ----------    -----------      -----------     -----------    ------------    ------------   ------------

  $   10,679   $1,116,245    $ 2,761,675      $16,025,361     $ 1,729,610    $ 14,587,904    $ 12,079,775   $  8,077,851
  ==========   ==========    ===========      ===========     ===========    ============    ============   ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A12

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2012

                                                                         SUBACCOUNTS
                                            --------------------------------------------------------------------
                                             AST HORIZON
                                            MODERATE ASSET AST FI PYRAMIS(R) PROFUND VP   PROFUND VP
                                              ALLOCATION   ASSET ALLOCATION   CONSUMER  CONSUMER GOODS PROFUND VP
                                              PORTFOLIO        PORTFOLIO      SERVICES    PORTFOLIO    FINANCIALS
                                            -------------- ----------------- ---------- -------------- ----------
ASSETS
  Investment in the portfolios, at fair
   value...................................  $139,813,228    $120,257,369     $329,782     $309,540     $469,299
                                             ------------    ------------     --------     --------     --------
  Net Assets...............................  $139,813,228    $120,257,369     $329,782     $309,540     $469,299
                                             ============    ============     ========     ========     ========

NET ASSETS, representing:
  Accumulation units.......................  $139,813,228    $120,257,369     $329,782     $309,540     $469,299
                                             ------------    ------------     --------     --------     --------
                                             $139,813,228    $120,257,369     $329,782     $309,540     $469,299
                                             ============    ============     ========     ========     ========

  Units outstanding........................    12,411,997      10,343,938       24,272       25,290       68,847
                                             ============    ============     ========     ========     ========

  Portfolio shares held....................    13,202,382      11,388,008        8,034        7,712       22,064
  Portfolio net asset value per share......  $      10.59    $      10.56     $  41.05     $  40.14     $  21.27
  Investment in portfolio shares, at cost..  $132,929,235    $111,661,207     $236,850     $247,113     $381,832

STATEMENT OF OPERATIONS
For the year ended December 31, 2012
                                                                         SUBACCOUNTS
                                            --------------------------------------------------------------------
                                             AST HORIZON
                                            MODERATE ASSET AST FI PYRAMIS(R) PROFUND VP   PROFUND VP
                                              ALLOCATION   ASSET ALLOCATION   CONSUMER  CONSUMER GOODS PROFUND VP
                                              PORTFOLIO        PORTFOLIO      SERVICES    PORTFOLIO    FINANCIALS
                                            -------------- ----------------- ---------- -------------- ----------
INVESTMENT INCOME
  Dividend income..........................  $    664,747    $    434,455     $      0     $  3,092     $    515
                                             ------------    ------------     --------     --------     --------

EXPENSES
  Charges to contract owners for
   assuming mortality risk and expense
   risk and for administration.............     1,928,723       1,520,520        5,515        5,269        7,454
  Reimbursement for excess expenses........             0               0            0            0            0
                                             ------------    ------------     --------     --------     --------

NET EXPENSES...............................     1,928,723       1,520,520        5,515        5,269        7,454
                                             ------------    ------------     --------     --------     --------

NET INVESTMENT INCOME (LOSS)...............    (1,263,976)     (1,086,065)      (5,515)      (2,177)      (6,939)
                                             ------------    ------------     --------     --------     --------

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
  Capital gains distributions received.....     2,879,907               0        1,660            0            0
  Realized gain (loss) on shares
   redeemed................................       627,204         716,635       28,512       17,887       24,480
  Net change in unrealized gain (loss) on
   investments.............................     5,821,376       8,675,694       41,779       14,842       83,373
                                             ------------    ------------     --------     --------     --------

NET GAIN (LOSS) ON
   INVESTMENTS.............................     9,328,486       9,392,329       71,951       32,729      107,853
                                             ------------    ------------     --------     --------     --------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS..............................  $  8,064,511    $  8,306,264     $ 66,436     $ 30,553     $100,913
                                             ============    ============     ========     ========     ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A13

                                     SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------

                        PROFUND VP PROFUND VP             PROFUND VP PROFUND VP
PROFUND VP  PROFUND VP   MID-CAP    MID-CAP   PROFUND VP  SMALL-CAP  SMALL-CAP      PROFUND VP
HEALTH CARE INDUSTRIALS   GROWTH     VALUE    REAL ESTATE   GROWTH     VALUE    TELECOMMUNICATIONS
----------- ----------- ---------- ---------- ----------- ---------- ---------- ------------------
 $374,852    $315,112    $119,203   $69,651    $144,105    $31,817    $20,483        $246,598
 --------    --------    --------   -------    --------    -------    -------        --------
 $374,852    $315,112    $119,203   $69,651    $144,105    $31,817    $20,483        $246,598
 ========    ========    ========   =======    ========    =======    =======        ========

 $374,852    $315,112    $119,203   $69,651    $144,105    $31,817    $20,483        $246,598
 --------    --------    --------   -------    --------    -------    -------        --------
 $374,852    $315,112    $119,203   $69,651    $144,105    $31,817    $20,483        $246,598
 ========    ========    ========   =======    ========    =======    =======        ========

   30,013      31,372      10,225     6,471      14,160      2,741      1,847          24,409
 ========    ========    ========   =======    ========    =======    =======        ========

   10,098       7,564       3,110     2,398       2,788        975        674          29,533
 $  37.12    $  41.66    $  38.33   $ 29.04    $  51.69    $ 32.62    $ 30.41        $   8.35
 $289,710    $254,339    $103,775   $55,844    $117,731    $27,093    $15,965        $211,040


                                     SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------

                        PROFUND VP PROFUND VP             PROFUND VP PROFUND VP
PROFUND VP  PROFUND VP   MID-CAP    MID-CAP   PROFUND VP  SMALL-CAP  SMALL-CAP      PROFUND VP
HEALTH CARE INDUSTRIALS   GROWTH     VALUE    REAL ESTATE   GROWTH     VALUE    TELECOMMUNICATIONS
----------- ----------- ---------- ---------- ----------- ---------- ---------- ------------------
 $  1,658    $    892    $      0   $   134    $  3,491    $     0    $     0        $ 11,801
 --------    --------    --------   -------    --------    -------    -------        --------



    6,324       5,064       1,591     1,350       2,050        497        294           4,268
        0           0           0         0           0          0          0               0
 --------    --------    --------   -------    --------    -------    -------        --------

    6,324       5,064       1,591     1,350       2,050        497        294           4,268
 --------    --------    --------   -------    --------    -------    -------        --------

   (4,666)     (4,171)     (1,591)   (1,216)      1,440       (497)      (294)          7,533
 --------    --------    --------   -------    --------    -------    -------        --------

        0           0           0         0           0          0          0               0

   28,837      20,490       3,168     7,323       8,170      1,488        955          14,768

   35,071      25,260      10,667     6,156       7,362      1,969      2,160          18,321
 --------    --------    --------   -------    --------    -------    -------        --------

   63,908      45,749      13,835    13,479      15,532      3,457      3,115          33,089
 --------    --------    --------   -------    --------    -------    -------        --------

 $ 59,242    $ 41,578    $ 12,245   $12,263    $ 16,972    $ 2,960    $ 2,821        $ 40,622
 ========    ========    ========   =======    ========    =======    =======        ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A14

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2012

                                                                      SUBACCOUNTS
                                            --------------------------------------------------------------


                                                       PROFUND VP PROFUND VP                 AST JENNISON
                                            PROFUND VP LARGE-CAP  LARGE-CAP     AST BOND       LARGE-CAP
                                            UTILITIES    GROWTH     VALUE    PORTFOLIO 2020 VALUE PORTFOLIO
                                            ---------- ---------- ---------- -------------- ---------------
ASSETS
  Investment in the portfolios, at fair
   value...................................  $211,621   $49,185    $75,397      $134,938      $6,100,699
                                             --------   -------    -------      --------      ----------
  Net Assets...............................  $211,621   $49,185    $75,397      $134,938      $6,100,699
                                             ========   =======    =======      ========      ==========

NET ASSETS, representing:
  Accumulation units.......................  $211,621   $49,185    $75,397      $134,938      $6,100,699
                                             --------   -------    -------      --------      ----------
                                             $211,621   $49,185    $75,397      $134,938      $6,100,699
                                             ========   =======    =======      ========      ==========

  Units outstanding........................    22,559     4,585      8,294        10,681         556,714
                                             ========   =======    =======      ========      ==========

  Portfolio shares held....................     6,680     1,262      2,764        20,445         484,182
  Portfolio net asset value per share......  $  31.68   $ 38.98    $ 27.28      $   6.60      $    12.60
  Investment in portfolio shares, at cost..  $194,656   $44,192    $62,568      $140,036      $5,649,628

STATEMENT OF OPERATIONS
For the year ended December 31, 2012
                                                                      SUBACCOUNTS
                                            --------------------------------------------------------------


                                                       PROFUND VP PROFUND VP                 AST JENNISON
                                            PROFUND VP LARGE-CAP  LARGE-CAP     AST BOND       LARGE-CAP
                                            UTILITIES    GROWTH     VALUE    PORTFOLIO 2020 VALUE PORTFOLIO
                                            ---------- ---------- ---------- -------------- ---------------
INVESTMENT INCOME
  Dividend income..........................  $  7,360   $    37    $   773      $  1,072      $   21,308
                                             --------   -------    -------      --------      ----------

EXPENSES
  Charges to contract owners for
   assuming mortality risk and expense
   risk and for administration.............     4,118       853      1,516         3,347          84,493
  Reimbursement for excess expenses........         0         0          0             0               0
                                             --------   -------    -------      --------      ----------

NET EXPENSES...............................     4,118       853      1,516         3,347          84,493
                                             --------   -------    -------      --------      ----------

NET INVESTMENT INCOME (LOSS)...............     3,243      (816)      (743)       (2,275)        (63,185)
                                             --------   -------    -------      --------      ----------

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
  Capital gains distributions received.....         0         0          0        12,074               0
  Realized gain (loss) on shares
   redeemed................................    11,656     3,326     13,261        34,556          15,087
  Net change in unrealized gain (loss) on
   investments.............................   (17,498)    1,514      2,978       (34,325)        485,373
                                             --------   -------    -------      --------      ----------

NET GAIN (LOSS) ON
   INVESTMENTS.............................    (5,842)    4,840     16,239        12,305         500,459
                                             --------   -------    -------      --------      ----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS..............................  $ (2,599)  $ 4,024    $15,497      $ 10,030      $  437,274
                                             ========   =======    =======      ========      ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A15

                                                    SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------
                                                 WELLS FARGO      WELLS FARGO     WELLS FARGO
                                                 ADVANTAGE VT    ADVANTAGE VT    ADVANTAGE VT
  AST JENNISON                                  INTERNATIONAL    OMEGA GROWTH   SMALL CAP VALUE                AST QUANTITATIVE
   LARGE-CAP        AST BOND       AST BOND    EQUITY PORTFOLIO PORTFOLIO SHARE PORTFOLIO SHARE    AST BOND        MODELING
GROWTH PORTFOLIO PORTFOLIO 2017 PORTFOLIO 2021  SHARE CLASS 1       CLASS 1         CLASS 1     PORTFOLIO 2022    PORTFOLIO
---------------- -------------- -------------- ---------------- --------------- --------------- -------------- ----------------
  $10,609,945     $21,846,905    $28,166,626       $219,724        $365,261         $62,762      $21,558,826       $73,661
  -----------     -----------    -----------       --------        --------         -------      -----------       -------
  $10,609,945     $21,846,905    $28,166,626       $219,724        $365,261         $62,762      $21,558,826       $73,661
  ===========     ===========    ===========       ========        ========         =======      ===========       =======

  $10,609,945     $21,846,905    $28,166,626       $219,724        $365,261         $62,762      $21,558,826       $73,661
  -----------     -----------    -----------       --------        --------         -------      -----------       -------
  $10,609,945     $21,846,905    $28,166,626       $219,724        $365,261         $62,762      $21,558,826       $73,661
  ===========     ===========    ===========       ========        ========         =======      ===========       =======

      875,800       1,846,896      2,129,378         15,969         168,936           5,173        1,736,527         7,416
  ===========     ===========    ===========       ========        ========         =======      ===========       =======

      756,233       1,798,099      2,011,902         44,479          14,290           6,670        1,667,349         7,236
  $     14.03     $     12.15    $     14.00       $   4.94        $  25.56         $  9.41      $     12.93       $ 10.18
  $ 9,908,867     $20,870,951    $26,172,948       $209,876        $279,468         $49,337      $20,355,901       $69,283


                                                    SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------
                                                 WELLS FARGO      WELLS FARGO     WELLS FARGO
                                                 ADVANTAGE VT    ADVANTAGE VT    ADVANTAGE VT
  AST JENNISON                                  INTERNATIONAL    OMEGA GROWTH   SMALL CAP VALUE                AST QUANTITATIVE
   LARGE-CAP        AST BOND       AST BOND    EQUITY PORTFOLIO PORTFOLIO SHARE PORTFOLIO SHARE    AST BOND        MODELING
GROWTH PORTFOLIO PORTFOLIO 2017 PORTFOLIO 2021  SHARE CLASS 1       CLASS 1         CLASS 1     PORTFOLIO 2022    PORTFOLIO
---------------- -------------- -------------- ---------------- --------------- --------------- -------------- ----------------
  $         0     $   105,377    $   234,343       $  3,408        $      0         $   726      $     5,235       $    25
  -----------     -----------    -----------       --------        --------         -------      -----------       -------

      144,628         454,961        669,383          3,598           6,125           1,049          384,663           859
            0               0              0              0               0               0                0             0
  -----------     -----------    -----------       --------        --------         -------      -----------       -------

      144,628         454,961        669,383          3,598           6,125           1,049          384,663           859
  -----------     -----------    -----------       --------        --------         -------      -----------       -------

     (144,628)       (349,585)      (435,040)          (190)         (6,125)           (323)        (379,427)         (834)
  -----------     -----------    -----------       --------        --------         -------      -----------       -------

            0               0        622,481         13,810          23,469               0           36,319             0
      132,373         366,417      1,311,773          1,218           7,982           1,216          531,946           (25)

      678,640         572,745         (4,266)         9,950          34,762           6,451          605,205         4,378
  -----------     -----------    -----------       --------        --------         -------      -----------       -------

      811,014         939,161      1,929,988         24,978          66,214           7,667        1,173,470         4,353
  -----------     -----------    -----------       --------        --------         -------      -----------       -------

  $   666,386     $   589,577    $ 1,494,948       $ 24,788        $ 60,089         $ 7,344      $   794,042       $ 3,519
  ===========     ===========    ===========       ========        ========         =======      ===========       =======

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A16

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2012

                                                                             SUBACCOUNTS
                                            ----------------------------------------------------------------------------
                                                               WELLS FARGO
                                              AST BLACKROCK    ADVANTAGE VT  AST PRUDENTIAL AST NEUBERGER
                                            GLOBAL STRATEGIES  OPPORTUNITY     CORE BOND     BERMAN CORE      AST BOND
                                                PORTFOLIO     FUND - CLASS 1   PORTFOLIO    BOND PORTFOLIO PORTFOLIO 2023
                                            ----------------- -------------- -------------- -------------- --------------
ASSETS
  Investment in the portfolios, at fair
   value...................................    $86,714,025       $209,692      $6,835,314     $3,621,232     $3,908,447
                                               -----------       --------      ----------     ----------     ----------
  Net Assets...............................    $86,714,025       $209,692      $6,835,314     $3,621,232     $3,908,447
                                               ===========       ========      ==========     ==========     ==========

NET ASSETS, representing:
  Accumulation units.......................    $86,714,025       $209,692      $6,835,314     $3,621,232     $3,908,447
                                               -----------       --------      ----------     ----------     ----------
                                               $86,714,025       $209,692      $6,835,314     $3,621,232     $3,908,447
                                               ===========       ========      ==========     ==========     ==========

  Units outstanding........................      8,594,013         17,208         643,150        348,513        376,166
                                               ===========       ========      ==========     ==========     ==========

  Portfolio shares held....................      8,402,522         10,474         632,314        341,948        369,070
  Portfolio net asset value per share......    $     10.32       $  20.02      $    10.81     $    10.59     $    10.59
  Investment in portfolio shares, at cost..    $82,270,028       $173,248      $6,657,016     $3,540,857     $3,873,515

STATEMENT OF OPERATIONS
For the year ended December 31, 2012
                                                                             SUBACCOUNTS
                                            ----------------------------------------------------------------------------
                                                               WELLS FARGO
                                              AST BLACKROCK    ADVANTAGE VT  AST PRUDENTIAL AST NEUBERGER
                                            GLOBAL STRATEGIES  OPPORTUNITY     CORE BOND     BERMAN CORE      AST BOND
                                                PORTFOLIO     FUND - CLASS 1   PORTFOLIO    BOND PORTFOLIO PORTFOLIO 2023
                                            ----------------- -------------- -------------- -------------- --------------
INVESTMENT INCOME
  Dividend income..........................    $   311,619       $  1,190      $    6,323     $    5,075     $        0
                                               -----------       --------      ----------     ----------     ----------

EXPENSES
  Charges to contract owners for
   assuming mortality risk and expense
   risk and for administration.............      1,118,707          3,751          59,954         36,373         24,877
  Reimbursement for excess expenses........              0              0               0              0              0
                                               -----------       --------      ----------     ----------     ----------

NET EXPENSES...............................      1,118,707          3,751          59,954         36,373         24,877
                                               -----------       --------      ----------     ----------     ----------

NET INVESTMENT INCOME (LOSS)...............       (807,088)        (2,561)        (53,632)       (31,297)       (24,877)
                                               -----------       --------      ----------     ----------     ----------

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
  Capital gains distributions received.....              0             71           6,348          1,317              0
  Realized gain (loss) on shares
   redeemed................................         36,625         14,141          44,175          5,928          7,752
  Net change in unrealized gain (loss) on
   investments.............................      6,636,996         22,873         175,383         77,269         34,932
                                               -----------       --------      ----------     ----------     ----------

NET GAIN (LOSS) ON
   INVESTMENTS.............................      6,673,621         37,084         225,906         84,514         42,683
                                               -----------       --------      ----------     ----------     ----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS..............................    $ 5,866,533       $ 34,524      $  172,275     $   53,217     $   17,806
                                               ===========       ========      ==========     ==========     ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A17

                            SUBACCOUNTS (CONTINUED)
       ----------------------------------------------------------------
          AST FRANKLIN        AST NEW      AST WESTERN
       TEMPLETON FOUNDING DISCOVERY ASSET ASSET EMERGING     AST MFS
        FUNDS ALLOCATION    ALLOCATION     MARKETS DEBT     LARGE-CAP
           PORTFOLIO         PORTFOLIO      PORTFOLIO    VALUE PORTFOLIO
       ------------------ --------------- -------------- ---------------
          $209,727,629      $23,600,557      $67,696         $40,197
          ------------      -----------      -------         -------
          $209,727,629      $23,600,557      $67,696         $40,197
          ============      ===========      =======         =======

          $209,727,629      $23,600,557      $67,696         $40,197
          ------------      -----------      -------         -------
          $209,727,629      $23,600,557      $67,696         $40,197
          ============      ===========      =======         =======

            19,510,744        2,285,241        6,510           3,943
          ============      ===========      =======         =======

            19,294,170        2,289,094        6,478           3,918
          $      10.87      $     10.31      $ 10.45         $ 10.26
          $205,927,745      $22,764,603      $67,121         $39,965


                            SUBACCOUNTS (CONTINUED)
       ----------------------------------------------------------------
          AST FRANKLIN        AST NEW      AST WESTERN
       TEMPLETON FOUNDING DISCOVERY ASSET ASSET EMERGING     AST MFS
        FUNDS ALLOCATION    ALLOCATION     MARKETS DEBT     LARGE-CAP
           PORTFOLIO         PORTFOLIO      PORTFOLIO    VALUE PORTFOLIO
       ------------------ --------------- -------------- ---------------
          $          0      $   180,309      $     0         $     0
          ------------      -----------      -------         -------

               981,950          209,424           80              98
                     0                0            0               0
          ------------      -----------      -------         -------

               981,950          209,424           80              98
          ------------      -----------      -------         -------

              (981,950)         (29,116)         (80)            (98)
          ------------      -----------      -------         -------

                     0                0            0               0
              (464,899)        (116,623)         (14)            (57)
             3,799,884          835,954          575             232
          ------------      -----------      -------         -------

             3,334,985          719,331          561             175
          ------------      -----------      -------         -------

          $  2,353,035      $   690,215      $   481         $    78
          ============      ===========      =======         =======

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A18

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                    SUBACCOUNTS
                                   ------------------------------------------------------------------------------
                                    PRUDENTIAL MONEY MARKET  PRUDENTIAL DIVERSIFIED BOND     PRUDENTIAL EQUITY
                                           PORTFOLIO                 PORTFOLIO                   PORTFOLIO
                                   ------------------------  --------------------------  ------------------------
                                    01/01/2012   01/01/2011   01/01/2012    01/01/2011    01/01/2012   01/01/2011
                                        TO           TO           TO            TO            TO           TO
                                    12/31/2012   12/31/2011   12/31/2012    12/31/2011    12/31/2012   12/31/2011
                                   -----------  -----------  -----------   -----------   -----------  -----------
OPERATIONS
  Net investment income (loss).... $  (244,782) $  (280,119) $   776,896   $   788,589   $  (174,609) $  (167,794)
  Capital gains distributions
   received.......................           0            0    1,139,718       626,795             0            0
  Realized gain (loss) on shares
   redeemed.......................           0            0      255,645       251,851       (25,831)    (211,841)
  Net change in unrealized gain
   (loss) on investments..........           0            0      121,486       (53,592)    2,600,794     (625,359)
                                   -----------  -----------  -----------   -----------   -----------  -----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS................    (244,782)    (280,119)   2,293,746     1,613,643     2,400,354   (1,004,994)
                                   -----------  -----------  -----------   -----------   -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments.....     160,467      246,545      106,299       125,726       177,262      103,894
  Annuity Payments................    (236,935)     (43,772)    (241,759)      (39,049)      (67,725)    (205,140)
  Surrenders, withdrawals and
   death benefits.................  (4,867,505)  (4,593,592)  (2,914,577)   (3,209,635)   (2,303,729)  (2,190,802)
  Net transfers between other
   subaccounts or fixed rate
   option.........................   1,717,959      654,286     (162,581)      263,660      (167,042)    (501,118)
  Withdrawal and other charges....     (11,115)     (14,037)     (10,221)      (11,153)      (17,184)     (18,660)
                                   -----------  -----------  -----------   -----------   -----------  -----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS...................  (3,237,129)  (3,750,570)  (3,222,840)   (2,870,451)   (2,378,418)  (2,811,826)
                                   -----------  -----------  -----------   -----------   -----------  -----------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS..................  (3,481,911)  (4,030,689)    (929,093)   (1,256,808)       21,934   (3,816,820)

NET ASSETS
  Beginning of period.............  18,882,658   22,913,347   26,478,792    27,735,600    20,353,150   24,169,970
                                   -----------  -----------  -----------   -----------   -----------  -----------
  End of period................... $15,400,747  $18,882,658  $25,549,699   $26,478,792   $20,375,085  $20,353,150
                                   ===========  ===========  ===========   ===========   ===========  ===========

  Beginning units.................  15,081,905   18,414,358   11,804,540    13,115,233    11,025,380   12,475,419
                                   -----------  -----------  -----------   -----------   -----------  -----------
  Units issued....................   4,076,923    3,837,949      295,489       483,619       254,562      141,157
  Units redeemed..................  (6,790,219)  (7,170,402)  (1,667,140)   (1,794,312)   (1,471,593)  (1,591,196)
                                   -----------  -----------  -----------   -----------   -----------  -----------
  Ending units....................  12,368,609   15,081,905   10,432,889    11,804,540     9,808,349   11,025,380
                                   ===========  ===========  ===========   ===========   ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A19

                                       SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------
    PRUDENTIAL VALUE        PRUDENTIAL HIGH YIELD BOND  PRUDENTIAL STOCK INDEX      PRUDENTIAL GLOBAL
        PORTFOLIO                   PORTFOLIO                  PORTFOLIO                PORTFOLIO
------------------------    ------------------------   ------------------------  -----------------------
 01/01/2012     01/01/2011   01/01/2012    01/01/2011   01/01/2012   01/01/2011  01/01/2012   01/01/2011
     TO             TO           TO            TO           TO           TO          TO           TO
 12/31/2012     12/31/2011   12/31/2012    12/31/2011   12/31/2012   12/31/2011  12/31/2012   12/31/2011
-----------    -----------  -----------   -----------  -----------  -----------  ----------  -----------
$  (141,914)   $  (146,740) $ 1,169,875   $ 1,373,509  $    61,141  $    43,098  $    9,625  $     8,149
          0              0            0             0       73,521            0           0            0
   (455,486)      (472,832)     (80,810)     (136,950)     348,859      (34,971)    (10,604)     (38,730)
  4,147,124     (1,512,573)   1,483,484      (415,432)   2,762,567      193,315     815,282     (452,439)
-----------    -----------  -----------   -----------  -----------  -----------  ----------  -----------

  3,549,724     (2,132,145)   2,572,549       821,127    3,246,088      201,442     814,302     (483,020)
-----------    -----------  -----------   -----------  -----------  -----------  ----------  -----------

    122,033         38,416      142,923        44,014       95,987      103,001      10,832       17,713
    (63,221)       (27,555)    (103,176)      (41,041)     (96,699)    (133,194)     (3,155)     (37,081)
 (3,408,357)    (3,546,889)  (2,876,057)   (3,020,998)  (3,121,466)  (2,908,177)   (555,958)    (651,159)
   (545,885)      (491,024)     (91,404)     (566,559)    (678,269)  (1,100,751)    (52,465)    (156,477)
    (39,526)       (42,623)     (25,837)      (27,624)     (26,136)     (27,972)     (6,446)      (7,007)
-----------    -----------  -----------   -----------  -----------  -----------  ----------  -----------

 (3,934,956)    (4,069,675)  (2,953,551)   (3,612,208)  (3,826,583)  (4,067,093)   (607,193)    (834,011)
-----------    -----------  -----------   -----------  -----------  -----------  ----------  -----------

   (385,232)    (6,201,820)    (381,003)   (2,791,081)    (580,495)  (3,865,651)    207,110   (1,317,031)
 28,787,014     34,988,834   21,605,149    24,396,230   24,117,584   27,983,235   5,367,968    6,684,999
-----------    -----------  -----------   -----------  -----------  -----------  ----------  -----------
$28,401,782    $28,787,014  $21,224,146   $21,605,149  $23,537,089  $24,117,584  $5,575,078  $ 5,367,968
===========    ===========  ===========   ===========  ===========  ===========  ==========  ===========

 14,821,037     16,908,321    6,482,108     7,412,235   14,344,274   16,877,441   3,495,084    4,001,680
-----------    -----------  -----------   -----------  -----------  -----------  ----------  -----------
    350,567        277,200      274,094       172,243      932,935      535,922      44,103       78,774
 (2,328,227)    (2,364,484)  (1,019,355)   (1,102,370)  (3,113,517)  (3,069,089)   (412,183)    (585,370)
-----------    -----------  -----------   -----------  -----------  -----------  ----------  -----------
 12,843,377     14,821,037    5,736,847     6,482,108   12,163,692   14,344,274   3,127,004    3,495,084
===========    ===========  ===========   ===========  ===========  ===========  ==========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A20

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                  SUBACCOUNTS
                                   ---------------------------------------------------------------------------
                                                                   PRUDENTIAL                T. ROWE PRICE
                                      PRUDENTIAL JENNISON    SMALL CAPITALIZATION STOCK   INTERNATIONAL STOCK
                                           PORTFOLIO                PORTFOLIO                  PORTFOLIO
                                   ------------------------  -------------------------  ----------------------
                                    01/01/2012   01/01/2011  01/01/2012    01/01/2011   01/01/2012  01/01/2011
                                        TO           TO          TO            TO           TO          TO
                                    12/31/2012   12/31/2011  12/31/2012    12/31/2011   12/31/2012  12/31/2011
                                   -----------  -----------  ----------    ----------   ----------  ----------
OPERATIONS
  Net investment income (loss).... $  (317,078) $  (295,693) $  (35,179)   $  (27,624)  $   (2,032) $      881
  Capital gains distributions
   received.......................           0            0     228,962        63,415            0           0
  Realized gain (loss) on shares
   redeemed.......................     592,328      406,976      64,391        43,769       (2,769)       (308)
  Net change in unrealized gain
   (loss) on investments..........   3,102,356     (270,329)    349,869      (122,408)     277,759    (276,997)
                                   -----------  -----------   ----------   ----------   ----------  ----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS................   3,377,606     (159,046)    608,042       (42,848)     272,959    (276,424)
                                   -----------  -----------   ----------   ----------   ----------  ----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments.....      88,955      122,286      20,984         5,188        5,675       1,487
  Annuity Payments................     (53,740)     (80,628)     (6,444)      (18,663)     (18,270)    (13,833)
  Surrenders, withdrawals and
   death benefits.................  (2,661,043)  (3,012,651)   (479,516)     (549,818)    (119,315)   (286,228)
  Net transfers between other
   subaccounts or fixed rate
   option.........................    (615,752)    (781,997)   (181,263)      134,343       42,640     (23,792)
  Withdrawal and other charges....     (23,464)     (24,422)     (2,089)       (2,253)        (666)       (783)
                                   -----------  -----------   ----------   ----------   ----------  ----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS...................  (3,265,043)  (3,777,412)   (648,327)     (431,203)     (89,936)   (323,149)
                                   -----------  -----------   ----------   ----------   ----------  ----------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS..................     112,563   (3,936,458)    (40,285)     (474,051)     183,022    (599,573)

NET ASSETS
  Beginning of period.............  23,575,711   27,512,169   4,475,517     4,949,568    1,654,713   2,254,286
                                   -----------  -----------   ----------   ----------   ----------  ----------
  End of period................... $23,688,274  $23,575,711  $4,435,232    $4,475,517   $1,837,735  $1,654,713
                                   ===========  ===========   ==========   ==========   ==========  ==========

  Beginning units.................  13,278,906   15,574,177   1,671,770     1,832,332    1,305,399   1,531,675
                                   -----------  -----------   ----------   ----------   ----------  ----------
  Units issued....................     214,953      364,774      26,178       137,917       52,117      66,946
  Units redeemed..................  (2,003,259)  (2,660,045)   (250,324)     (298,479)    (118,006)   (293,222)
                                   -----------  -----------   ----------   ----------   ----------  ----------
  Ending units....................  11,490,600   13,278,906   1,447,624     1,671,770    1,239,510   1,305,399
                                   ===========  ===========   ==========   ==========   ==========  ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A21

                                      SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------
                                                       JANUS ASPEN JANUS        JANUS ASPEN OVERSEAS
 T. ROWE PRICE EQUITY     INVESCO V.I. CORE EQUITY  PORTFOLIO - INSTITUTIONAL PORTFOLIO - INSTITUTIONAL
   INCOME PORTFOLIO                 FUND                     SHARES                    SHARES
----------------------    ------------------------  -----------------------   ------------------------
01/01/2012    01/01/2011   01/01/2012   01/01/2011  01/01/2012    01/01/2011   01/01/2012   01/01/2011
    TO            TO           TO           TO          TO            TO           TO           TO
12/31/2012    12/31/2011   12/31/2012   12/31/2011  12/31/2012    12/31/2011   12/31/2012   12/31/2011
----------    ----------  -----------  -----------  ----------   -----------  -----------  -----------
$   48,551    $   23,458  $   (40,311) $   (43,837) $  (44,406)  $   (45,194) $   (61,045) $  (110,342)
         0             0            0            0      89,288             0      915,648      114,744
    78,505        18,572      204,223      171,309      (6,820)      (64,806)     203,028      799,976
   819,802      (169,511)     912,898     (229,269)    780,632      (249,040)     (74,237)  (5,251,141)
----------    ----------  -----------  -----------  ----------   -----------  -----------  -----------

   946,859      (127,481)   1,076,810     (101,797)    818,694      (359,040)     983,394   (4,446,763)
----------    ----------  -----------  -----------  ----------   -----------  -----------  -----------

    25,122         6,398       44,673        8,200      23,959         1,696       31,217       14,222
   (54,013)            0      (59,838)      (7,426)    (29,760)      (28,139)     (35,472)     (98,634)
  (564,744)     (644,061)    (842,804)  (1,004,438)   (591,771)     (702,937)  (1,019,800)  (1,673,328)
  (292,536)     (145,301)    (214,413)    (236,795)   (109,787)       (3,890)    (134,416)       5,912
    (2,801)       (2,986)      (4,835)      (5,288)     (3,086)       (3,302)      (4,069)      (5,081)
----------    ----------  -----------  -----------  ----------   -----------  -----------  -----------

  (888,972)     (785,950)  (1,077,218)  (1,245,747)   (710,446)     (736,572)  (1,162,540)  (1,756,909)
----------    ----------  -----------  -----------  ----------   -----------  -----------  -----------

    57,887      (913,431)        (407)  (1,347,544)    108,248    (1,095,612)    (179,146)  (6,203,672)
 6,386,979     7,300,410    9,075,105   10,422,649   4,977,112     6,072,724    8,735,377   14,939,049
----------    ----------  -----------  -----------  ----------   -----------  -----------  -----------
$6,444,866    $6,386,979  $ 9,074,698  $ 9,075,105  $5,085,360   $ 4,977,112  $ 8,556,231  $ 8,735,377
==========    ==========  ===========  ===========  ==========   ===========  ===========  ===========

 3,092,160     3,462,271    5,089,195    5,770,912   3,289,365     3,767,484    2,903,952    3,325,293
----------    ----------  -----------  -----------  ----------   -----------  -----------  -----------
    51,954        51,035       71,550       43,731      27,405       116,004      126,827      128,634
  (446,076)     (421,146)    (629,862)    (725,448)   (444,015)     (594,123)    (492,506)    (549,975)
----------    ----------  -----------  -----------  ----------   -----------  -----------  -----------
 2,698,038     3,092,160    4,530,883    5,089,195   2,872,755     3,289,365    2,538,273    2,903,952
==========    ==========  ===========  ===========  ==========   ===========  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A22

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                 SUBACCOUNTS
                                   ----------------------------------------------------------------------
                                   MFS(R) RESEARCH SERIES - MFS(R) GROWTH SERIES -    AMERICAN CENTURY VP
                                        INITIAL CLASS            INITIAL CLASS            VALUE FUND
                                   ----------------------   ----------------------  ----------------------
                                   01/01/2012   01/01/2011  01/01/2012  01/01/2011  01/01/2012  01/01/2011
                                       TO           TO          TO          TO          TO          TO
                                   12/31/2012   12/31/2011  12/31/2012  12/31/2011  12/31/2012  12/31/2011
                                   ----------   ----------  ----------  ----------  ----------  ----------
OPERATIONS
  Net investment income (loss).... $   (9,985)  $   (9,407) $  (83,026) $  (75,971) $   12,388  $   15,473
  Capital gains distributions
   received.......................          0            0           0           0           0           0
  Realized gain (loss) on shares
   redeemed.......................     45,260       24,336     129,543      60,900     (25,601)    (41,939)
  Net change in unrealized gain
   (loss) on investments..........    206,058      (45,278)    834,252     (74,274)    303,551      22,732
                                   ----------   ----------  ----------  ----------  ----------  ----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS................    241,332      (30,349)    880,770     (89,345)    290,339      (3,734)
                                   ----------   ----------  ----------  ----------  ----------  ----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments.....        499        3,791      25,286      10,683       1,345       3,623
  Annuity Payments................    (38,028)           0     (26,097)    (16,581)     (9,957)          0
  Surrenders, withdrawals and
   death benefits.................   (165,889)    (197,731)   (651,393)   (616,480)   (254,891)   (203,523)
  Net transfers between other
   subaccounts or fixed rate
   option.........................    (44,870)     (67,083)   (117,948)   (171,257)   (115,773)    (36,850)
  Withdrawal and other charges....       (857)        (940)     (3,231)     (3,438)       (902)       (978)
                                   ----------   ----------  ----------  ----------  ----------  ----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS...................   (249,146)    (261,963)   (773,382)   (797,073)   (380,177)   (237,728)
                                   ----------   ----------  ----------  ----------  ----------  ----------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS..................     (7,814)    (292,312)    107,388    (886,418)    (89,839)   (241,462)

NET ASSETS
  Beginning of period.............  1,609,260    1,901,572   5,790,361   6,676,779   2,407,512   2,648,974
                                   ----------   ----------  ----------  ----------  ----------  ----------
  End of period................... $1,601,446   $1,609,260  $5,897,749  $5,790,361  $2,317,673  $2,407,512
                                   ==========   ==========  ==========  ==========  ==========  ==========

  Beginning units.................    990,180    1,148,688   3,507,477   3,974,850   1,221,358   1,337,254
                                   ----------   ----------  ----------  ----------  ----------  ----------
  Units issued....................      4,638        8,059      43,936      44,551      23,004      55,148
  Units redeemed..................   (142,758)    (166,567)   (470,327)   (511,924)   (202,894)   (171,044)
                                   ----------   ----------  ----------  ----------  ----------  ----------
  Ending units....................    852,060      990,180   3,081,086   3,507,477   1,041,468   1,221,358
                                   ==========   ==========  ==========  ==========  ==========  ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A23

                                   SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL-MID CAP                                                   ALLIANCEBERNSTEIN VPS
   GROWTH SECURITIES         PRUDENTIAL JENNISON 20/20       DAVIS VALUE         LARGE CAP GROWTH
    FUND - CLASS 2               FOCUS PORTFOLIO              PORTFOLIO          PORTFOLIO CLASS B
---------------------------  ------------------------  ----------------------  --------------------
01/01/2012     01/01/2011    01/01/2012   01/01/2011   01/01/2012  01/01/2011  01/01/2012 01/01/2011
    TO             TO            TO           TO           TO          TO          TO         TO
12/31/2012     12/31/2011    12/31/2012   12/31/2011   12/31/2012  12/31/2011  12/31/2012 12/31/2011
----------     ----------    ----------   ----------   ----------  ----------  ---------- ----------
$  (38,481)    $  (40,894)   $  (57,052)  $  (59,023)  $    4,823  $  (13,965) $  (6,703) $  (6,775)
   198,220              0       142,038            0      128,020     170,802          0          0
     7,673         29,089        82,708      135,768        5,966      20,762      4,568     (4,784)
    75,483       (162,699)      204,349     (291,919)      97,350    (319,761)    69,422    (16,901)
 ----------     ----------   ----------   ----------   ----------  ----------  ---------  ---------

   242,895       (174,504)      372,042     (215,174)     236,159    (142,162)    67,287    (28,460)
 ----------     ----------   ----------   ----------   ----------  ----------  ---------  ---------

    12,591          2,986        17,694        3,248       23,037       4,657          0      2,336
    (8,993)             0       (15,943)     (53,940)     (21,283)          0          0          0
  (225,427)      (298,676)     (394,793)    (602,712)    (234,844)   (237,379)   (69,009)   (50,417)
    25,705        129,317        11,429       90,954      (52,766)     58,067     (7,573)    48,194
    (1,223)        (1,384)       (1,620)      (1,718)        (726)       (823)      (123)      (187)
 ----------     ----------   ----------   ----------   ----------  ----------  ---------  ---------

  (197,347)      (167,757)     (383,233)    (564,168)    (286,582)   (175,478)   (76,705)       (74)
 ----------     ----------   ----------   ----------   ----------  ----------  ---------  ---------

    45,548       (342,261)      (11,191)    (779,342)     (50,423)   (317,640)    (9,418)   (28,534)
 2,657,379      2,999,640     4,027,325    4,806,667    2,181,362   2,499,002    466,570    495,104
 ----------     ----------   ----------   ----------   ----------  ----------  ---------  ---------
$2,702,927     $2,657,379    $4,016,134   $4,027,325   $2,130,939  $2,181,362  $ 457,152  $ 466,570
 ==========     ==========   ==========   ==========   ==========  ==========  =========  =========

 1,511,453      1,608,281     2,433,178    2,744,426    2,104,144   2,277,948    785,087    794,616
 ----------     ----------   ----------   ----------   ----------  ----------  ---------  ---------
    65,256        142,782        82,183      133,797       38,639     159,264     41,588    137,262
  (174,702)      (239,610)     (300,318)    (445,045)    (300,250)   (333,068)  (155,528)  (146,791)
 ----------     ----------   ----------   ----------   ----------  ----------  ---------  ---------
 1,402,007      1,511,453     2,215,043    2,433,178    1,842,533   2,104,144    671,147    785,087
 ==========     ==========   ==========   ==========   ==========  ==========  =========  =========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A24

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                  SUBACCOUNTS
                                   ------------------------------------------------------------------------------------
                                    PRUDENTIAL SP SMALL CAP  JANUS ASPEN JANUS PORTFOLIO - PRUDENTIAL SP PRUDENTIAL U.S.
                                        VALUE PORTFOLIO         SERVICE SHARES             EMERGING GROWTH PORTFOLIO
                                   ------------------------  ----------------------------  ----------------------------
                                    01/01/2012   01/01/2011  01/01/2012     01/01/2011      01/01/2012     01/01/2011
                                        TO           TO          TO             TO              TO             TO
                                    12/31/2012   12/31/2011  12/31/2012     12/31/2011      12/31/2012     12/31/2011
                                   -----------  -----------  ----------     ----------      -----------    -----------
OPERATIONS
  Net investment income (loss).... $  (105,994) $   (97,941)  $ (5,221)     $  (6,247)     $  (104,785)   $   (98,620)
  Capital gains distributions
   received.......................           0            0      7,934              0          654,025         86,893
  Realized gain (loss) on shares
   redeemed.......................      77,414      (91,016)    24,779         45,906          319,389        290,994
  Net change in unrealized gain
   (loss) on investments..........   1,310,579     (192,952)    38,273        (64,047)         445,233       (175,094)
                                   -----------  -----------   --------      ---------       -----------    -----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS................   1,281,999     (381,909)    65,765        (24,388)       1,313,862        104,173
                                   -----------  -----------   --------      ---------       -----------    -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments.....      30,032       11,683      3,677            431           22,137         15,909
  Annuity Payments................      (8,453)     (16,710)         0              0           (9,411)             0
  Surrenders, withdrawals and
   death benefits.................  (1,402,415)  (1,407,904)   (34,276)      (124,939)      (1,502,543)    (1,585,027)
  Net transfers between other
   subaccounts or fixed rate
   option.........................    (379,451)  (2,553,192)   (68,194)       (95,065)        (490,741)      (202,395)
  Withdrawal and other charges....     (26,175)     (28,141)      (691)          (814)         (22,454)       (23,760)
                                   -----------  -----------   --------      ---------       -----------    -----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS...................  (1,786,461)  (3,994,264)   (99,484)      (220,387)      (2,003,012)    (1,795,273)
                                   -----------  -----------   --------      ---------       -----------    -----------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS..................    (504,462)  (4,376,173)   (33,719)      (244,775)        (689,150)    (1,691,100)

NET ASSETS
  Beginning of period.............   9,693,716   14,069,889    422,958        667,733        9,167,959     10,859,059
                                   -----------  -----------   --------      ---------       -----------    -----------
  End of period................... $ 9,189,254  $ 9,693,716   $389,239      $ 422,958      $ 8,478,809    $ 9,167,959
                                   ===========  ===========   ========      =========       ===========    ===========

  Beginning units.................   5,635,542    7,783,323    428,077        679,019        4,764,169      5,711,766
                                   -----------  -----------   --------      ---------       -----------    -----------
  Units issued....................     130,535      218,571     22,814         21,611           98,067        441,164
  Units redeemed..................  (1,084,545)  (2,366,352)   (96,712)      (272,553)      (1,020,320)    (1,388,761)
                                   -----------  -----------   --------      ---------       -----------    -----------
  Ending units....................   4,681,532    5,635,542    354,179        428,077        3,841,916      4,764,169
                                   ===========  ===========   ========      =========       ===========    ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A25

                                       SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------
PRUDENTIAL SP INTERNATIONAL PRUDENTIAL SP INTERNATIONAL     AST GOLDMAN SACHS        AST AMERICAN CENTURY
    GROWTH PORTFOLIO            VALUE PORTFOLIO         LARGE-CAP VALUE PORTFOLIO INCOME & GROWTH PORTFOLIO
--------------------------  --------------------------  ------------------------  -------------------------
01/01/2012     01/01/2011   01/01/2012    01/01/2011     01/01/2012   01/01/2011   01/01/2012    01/01/2011
    TO             TO           TO            TO             TO           TO           TO            TO
12/31/2012     12/31/2011   12/31/2012    12/31/2011     12/31/2012   12/31/2011  05/04/2012**   12/31/2011
----------    -----------   ----------    ----------    -----------  -----------  ------------  -----------
$  (24,673)   $    (8,300)  $   28,036    $   26,707    $   (70,264) $   (49,501) $    (85,753) $   (61,643)
         0              0            0             0              0            0             0            0
  (172,428)      (191,568)    (250,350)     (136,178)       207,666     (653,090)    1,719,868     (269,379)
   695,469       (329,966)     577,066      (326,788)     1,644,817     (554,749)     (604,836)    (139,033)
 ----------   -----------    ----------    ----------   -----------  -----------  ------------  -----------

   498,369       (529,834)     354,752      (436,259)     1,782,220   (1,257,340)    1,029,280     (470,055)
 ----------   -----------    ----------    ----------   -----------  -----------  ------------  -----------

     5,652          4,968        1,398        24,408      2,844,015    5,343,435     2,744,549    6,263,169
    (8,681)             0            0             0              0            0             0            0
  (366,654)      (539,931)    (644,116)     (588,596)      (284,923)     (98,151)      (67,401)    (391,179)
  (129,624)      (151,614)      30,184        35,069      2,041,671   (2,583,179)  (14,838,280)  (1,914,870)
    (6,366)        (6,878)      (5,568)       (6,217)      (109,002)     (57,870)      (44,059)     (74,321)
 ----------   -----------    ----------    ----------   -----------  -----------  ------------  -----------

  (505,673)      (693,455)    (618,101)     (535,336)     4,491,760    2,604,235   (12,205,191)   3,882,799
 ----------   -----------    ----------    ----------   -----------  -----------  ------------  -----------

    (7,305)    (1,223,289)    (263,349)     (971,595)     6,273,980    1,346,895   (11,175,911)   3,412,744
 2,649,644      3,872,933    2,637,567     3,609,162      8,530,502    7,183,607    11,175,911    7,763,167
 ----------   -----------    ----------    ----------   -----------  -----------  ------------  -----------
$2,642,339    $ 2,649,644   $2,374,218    $2,637,567    $14,804,482  $ 8,530,502  $         (0) $11,175,911
 ==========   ===========    ==========    ==========   ===========  ===========  ============  ===========

 2,217,408      2,752,691    1,944,492     2,287,701        906,605      721,811     1,060,852      767,043
 ----------   -----------    ----------    ----------   -----------  -----------  ------------  -----------
    59,139        107,559      122,797       117,961        993,076    1,199,167       554,112    1,307,129
  (425,786)      (642,842)    (533,795)     (461,170)      (586,982)  (1,014,373)   (1,614,964)  (1,013,320)
 ----------   -----------    ----------    ----------   -----------  -----------  ------------  -----------
 1,850,761      2,217,408    1,533,494     1,944,492      1,312,699      906,605             0    1,060,852
 ==========   ===========    ==========    ==========   ===========  ===========  ============  ===========

** Date subaccount was no longer available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A26

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                      SUBACCOUNTS
                                   --------------------------------------------------------------------------------

                                    AST SCHRODERS MULTI-ASSET     AST COHEN & STEERS      AST J.P. MORGAN STRATEGIC
                                   WORLD STRATEGIES PORTFOLIO      REALTY PORTFOLIO        OPPORTUNITIES PORTFOLIO
                                   --------------------------  ------------------------  --------------------------
                                    01/01/2012    01/01/2011    01/01/2012   01/01/2011   01/01/2012    01/01/2011
                                        TO            TO            TO           TO           TO            TO
                                    12/31/2012    12/31/2011    12/31/2012   12/31/2011   12/31/2012    12/31/2011
                                   ------------  ------------  -----------  -----------  ------------  ------------
OPERATIONS
  Net investment income (loss).... $    404,876  $   (101,547) $   (55,904) $   (85,685) $   (243,621) $   (623,603)
  Capital gains distributions
   received.......................            0       979,487            0            0             0             0
  Realized gain (loss) on shares
   redeemed.......................      649,719    (2,016,922)     351,957     (235,309)      952,250       417,664
  Net change in unrealized gain
   (loss) on investments..........    9,970,290    (7,873,818)   1,237,297       79,302     8,423,788    (2,330,731)
                                   ------------  ------------  -----------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS................   11,024,886    (9,012,800)   1,533,349     (241,692)    9,132,418    (2,536,670)
                                   ------------  ------------  -----------  -----------  ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments.....   37,276,063    60,348,216    4,816,165    5,729,775    44,166,088    36,420,477
  Annuity Payments................            0             0            0            0             0             0
  Surrenders, withdrawals and
   death benefits.................   (1,495,720)   (1,052,475)    (249,888)    (197,722)   (2,054,688)   (1,759,666)
  Net transfers between other
   subaccounts or fixed rate
   option.........................   13,008,868   (20,658,177)   3,291,874   (1,936,649)    8,968,274   (14,711,557)
  Withdrawal and other charges....   (1,285,710)     (761,692)    (116,674)     (52,078)     (929,387)     (509,960)
                                   ------------  ------------  -----------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS...................   47,503,500    37,875,872    7,741,478    3,543,326    50,150,287    19,439,294
                                   ------------  ------------  -----------  -----------  ------------  ------------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS..................   58,528,386    28,863,072    9,274,827    3,301,634    59,282,705    16,902,624

NET ASSETS
  Beginning of period.............  105,293,592    76,430,520    9,555,425    6,253,791    85,179,205    68,276,581
                                   ------------  ------------  -----------  -----------  ------------  ------------
  End of period................... $163,821,978  $105,293,592  $18,830,252  $ 9,555,425  $144,461,910  $ 85,179,205
                                   ============  ============  ===========  ===========  ============  ============

  Beginning units.................   10,204,353     7,044,852      780,293      542,367     8,024,460     6,294,008
                                   ------------  ------------  -----------  -----------  ------------  ------------
  Units issued....................    9,652,968    11,330,820    1,081,053    1,038,140     6,923,305     6,101,049
  Units redeemed..................   (5,308,689)   (8,171,319)    (510,408)    (800,214)   (2,396,347)   (4,370,597)
                                   ------------  ------------  -----------  -----------  ------------  ------------
  Ending units....................   14,548,632    10,204,353    1,350,938      780,293    12,551,418     8,024,460
                                   ============  ============  ===========  ===========  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A27

                                       SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------
                                                           AST FEDERATED
  AST BLACKROCK VALUE           AST HIGH YIELD           AGGRESSIVE GROWTH        AST MID-CAP VALUE
       PORTFOLIO                   PORTFOLIO                 PORTFOLIO                PORTFOLIO
-----------------------    ------------------------  ------------------------  -----------------------
 01/01/2012    01/01/2011   01/01/2012   01/01/2011   01/01/2012   01/01/2011  01/01/2012   01/01/2011
     TO            TO           TO           TO           TO           TO          TO           TO
 12/31/2012    12/31/2011   12/31/2012   12/31/2011   12/31/2012   12/31/2011  12/31/2012   12/31/2011
-----------    ----------  -----------  -----------  -----------  -----------  ----------  -----------
$   (70,782)   $  (57,433) $   736,594  $   520,629  $  (212,143) $  (120,111) $ (107,332) $   (70,121)
          0             0            0            0            0            0      32,967            0
     80,094      (427,702)     198,589     (156,595)     297,998   (1,802,400)    217,403     (275,890)
    907,248      (196,127)     970,177     (336,919)   1,502,577   (1,242,562)    959,471     (586,466)
-----------    ----------  -----------  -----------  -----------  -----------  ----------  -----------

    916,560      (681,262)   1,905,360       27,115    1,588,431   (3,165,073)  1,102,509     (932,477)
-----------    ----------  -----------  -----------  -----------  -----------  ----------  -----------

  5,643,379     3,275,428    7,074,932    5,235,872    2,989,729    3,475,193   1,744,830    2,723,023
          0             0            0            0            0            0           0            0
   (254,233)      (82,293)    (381,666)    (387,782)    (225,401)    (224,026)   (143,938)    (108,091)
  1,425,213      (217,672)   1,718,258   (2,447,600)   1,648,669    3,649,330   1,253,242   (1,146,512)
    (91,110)      (30,120)    (136,094)     (61,966)    (109,089)     (63,894)    (69,515)     (42,808)
-----------    ----------  -----------  -----------  -----------  -----------  ----------  -----------

  6,723,248     2,945,343    8,275,429    2,338,524    4,303,908    6,836,603   2,784,620    1,425,612
-----------    ----------  -----------  -----------  -----------  -----------  ----------  -----------

  7,639,807     2,264,081   10,180,790    2,365,639    5,892,340    3,671,530   3,887,130      493,135
  6,050,008     3,785,927   11,409,719    9,044,080    8,661,558    4,990,028   5,953,093    5,459,958
-----------    ----------  -----------  -----------  -----------  -----------  ----------  -----------
$13,689,815    $6,050,008  $21,590,509  $11,409,719  $14,553,898  $ 8,661,558  $9,840,223  $ 5,953,093
===========    ==========  ===========  ===========  ===========  ===========  ==========  ===========

    595,589       369,225    1,019,827      811,608      859,377      423,446     549,671      480,961
-----------    ----------  -----------  -----------  -----------  -----------  ----------  -----------
  1,160,030       980,364    1,420,063      953,794    1,165,100    1,783,808     630,666      786,129
   (561,841)     (754,000)    (702,733)    (745,575)    (801,422)  (1,347,877)   (402,263)    (717,419)
-----------    ----------  -----------  -----------  -----------  -----------  ----------  -----------
  1,193,778       595,589    1,737,157    1,019,827    1,223,055      859,377     778,074      549,671
===========    ==========  ===========  ===========  ===========  ===========  ==========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A28

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                   SUBACCOUNTS
                                   --------------------------------------------------------------------------
                                                               AST GOLDMAN SACHS
                                     AST SMALL-CAP VALUE      CONCENTRATED GROWTH        AST GOLDMAN SACHS
                                          PORTFOLIO                PORTFOLIO         MID-CAP GROWTH PORTFOLIO
                                   ----------------------  ------------------------  ------------------------
                                   01/01/2012  01/01/2011   01/01/2012   01/01/2011   01/01/2012   01/01/2011
                                       TO          TO           TO           TO           TO           TO
                                   12/31/2012  12/31/2011   12/31/2012   12/31/2011   12/31/2012   12/31/2011
                                   ----------  ----------  -----------  -----------  -----------  -----------
OPERATIONS
  Net investment income (loss).... $  (98,616) $  (70,152) $  (181,799) $  (149,862) $  (288,568) $  (207,851)
  Capital gains distributions
   received.......................          0           0            0            0    1,788,797      741,248
  Realized gain (loss) on shares
   redeemed.......................    186,176    (361,914)     394,306     (116,211)     288,440     (824,237)
  Net change in unrealized gain
   (loss) on investments..........    877,635    (565,184)   1,585,979     (915,576)     535,464   (1,344,424)
                                   ----------  ----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS................    965,195    (997,250)   1,798,487   (1,181,649)   2,324,133   (1,635,264)
                                   ----------  ----------  -----------  -----------  -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments.....  1,777,347   1,942,517    2,952,834    5,288,197    5,508,334    6,626,317
  Annuity Payments................          0           0            0            0            0            0
  Surrenders, withdrawals and
   death benefits.................   (184,699)   (200,487)    (168,124)    (727,377)    (292,132)    (514,525)
  Net transfers between other
   subaccounts or fixed rate
   option.........................    881,883    (487,086)   2,431,162   (3,382,134)   3,006,718   (4,211,860)
  Withdrawal and other charges....    (57,402)    (35,081)    (105,228)     (66,657)    (145,060)     (82,650)
                                   ----------  ----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS...................  2,417,128   1,219,863    5,110,645    1,112,029    8,077,860    1,817,282
                                   ----------  ----------  -----------  -----------  -----------  -----------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS..................  3,382,323     222,613    6,909,132      (69,620)  10,401,992      182,018

NET ASSETS
  Beginning of period.............  5,461,308   5,238,695    8,999,026    9,068,646   11,358,598   11,176,580
                                   ----------  ----------  -----------  -----------  -----------  -----------
  End of period................... $8,843,631  $5,461,308  $15,908,158  $ 8,999,026  $21,760,590  $11,358,598
                                   ==========  ==========  ===========  ===========  ===========  ===========

  Beginning units.................    521,742     463,947      872,417      824,975    1,007,755      933,653
                                   ----------  ----------  -----------  -----------  -----------  -----------
  Units issued....................    593,744     742,343    1,028,879    1,136,403    1,401,054    1,397,818
  Units redeemed..................   (388,493)   (684,548)    (588,331)  (1,088,961)    (749,621)  (1,323,716)
                                   ----------  ----------  -----------  -----------  -----------  -----------
  Ending units....................    726,993     521,742    1,312,965      872,417    1,659,188    1,007,755
                                   ==========  ==========  ===========  ===========  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A29

                                        SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------
                                 AST LORD ABBETT
   AST LARGE-CAP VALUE          CORE FIXED INCOME     AST MARSICO CAPITAL GROWTH      AST MFS GROWTH
        PORTFOLIO                   PORTFOLIO                 PORTFOLIO                  PORTFOLIO
------------------------    ------------------------  ------------------------   ------------------------
 01/01/2012     01/01/2011   01/01/2012   01/01/2011   01/01/2012    01/01/2011   01/01/2012   01/01/2011
     TO             TO           TO           TO           TO            TO           TO           TO
 12/31/2012     12/31/2011   12/31/2012   12/31/2011   12/31/2012    12/31/2011   12/31/2012   12/31/2011
-----------    -----------  -----------  -----------  -----------   -----------  -----------  -----------
$   185,440    $   (22,121) $  (152,258) $   (11,283) $  (352,155)  $  (284,183) $  (134,732) $   (60,226)
          0              0      851,791            0            0             0            0            0
    (56,104)      (450,623)     218,595      311,717      673,619      (313,211)     203,666       (2,894)
  1,321,717       (100,386)     321,933      534,735    1,569,539    (1,384,872)     890,109     (277,215)
-----------    -----------  -----------  -----------  -----------   -----------  -----------  -----------

  1,451,053       (573,130)   1,240,062      835,169    1,891,002    (1,982,266)     959,043     (340,335)
-----------    -----------  -----------  -----------  -----------   -----------  -----------  -----------

  5,815,944      3,021,721   19,015,635   10,038,354    7,357,094    10,131,331    2,752,709    2,714,326
     (3,162)             0            0            0            0             0            0            0
   (364,054)      (668,652)    (729,647)    (825,159)    (804,069)     (306,361)    (123,992)     (86,834)
    585,699     (1,100,770)   2,948,375    1,764,030    3,500,918    (5,973,079)   2,468,415   (1,554,871)
    (87,661)       (29,588)    (264,759)     (60,975)    (226,628)     (133,581)     (68,163)     (33,371)
-----------    -----------  -----------  -----------  -----------   -----------  -----------  -----------

  5,946,765      1,222,711   20,969,603   10,916,250    9,827,316     3,718,310    5,028,970    1,039,250
-----------    -----------  -----------  -----------  -----------   -----------  -----------  -----------

  7,397,818        649,581   22,209,665   11,751,419   11,718,318     1,736,044    5,988,013      698,915

  7,376,737      6,727,156   18,984,628    7,233,209   18,293,433    16,557,389    4,779,596    4,080,681
-----------    -----------  -----------  -----------  -----------   -----------  -----------  -----------
$14,774,555    $ 7,376,737  $41,194,293  $18,984,628  $30,011,751   $18,293,433  $10,767,609  $ 4,779,596
===========    ===========  ===========  ===========  ===========   ===========  ===========  ===========

    840,825        748,300    1,575,997      612,139    1,718,281     1,533,930      455,535      382,342
-----------    -----------  -----------  -----------  -----------   -----------  -----------  -----------
    931,282        598,324    3,018,361    1,562,949    2,053,244     2,296,032      754,551      518,096
   (354,684)      (505,799)  (1,241,846)    (599,091)  (1,228,269)   (2,111,681)    (316,091)    (444,903)
-----------    -----------  -----------  -----------  -----------   -----------  -----------  -----------
  1,417,423        840,825    3,352,512    1,575,997    2,543,256     1,718,281      893,995      455,535
===========    ===========  ===========  ===========  ===========   ===========  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A30

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                    SUBACCOUNTS
                                   ----------------------------------------------------------------------------
                                     AST NEUBERGER BERMAN    AST NEUBERGER BERMAN / LSV AST PIMCO LIMITED MATURITY
                                   MID-CAP GROWTH PORTFOLIO   MID-CAP VALUE PORTFOLIO        BOND PORTFOLIO
                                   ------------------------  ------------------------   ------------------------
                                    01/01/2012   01/01/2011   01/01/2012    01/01/2011   01/01/2012    01/01/2011
                                        TO           TO           TO            TO           TO            TO
                                    12/31/2012   12/31/2011   12/31/2012    12/31/2011   12/31/2012    12/31/2011
                                   -----------  -----------  -----------   -----------  -----------   -----------
OPERATIONS
  Net investment income (loss).... $  (270,677) $  (177,994) $   (99,298)  $   (66,570) $   (70,868)  $   (99,497)
  Capital gains distributions
   received.......................           0            0            0             0      633,956       241,403
  Realized gain (loss) on shares
   redeemed.......................     384,771      (47,566)     227,472      (531,932)      (8,495)      (37,787)
  Net change in unrealized gain
   (loss) on investments..........   1,045,463     (609,919)   1,438,918      (584,289)      44,946       (23,378)
                                   -----------  -----------  -----------   -----------  -----------   -----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS................   1,159,558     (835,479)   1,567,091    (1,182,791)     599,540        80,741
                                   -----------  -----------  -----------   -----------  -----------   -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments.....   5,440,294    7,444,595    3,987,738     6,071,614    5,519,365     5,251,205
  Annuity Payments................           0            0            0             0            0             0
  Surrenders, withdrawals and
   death benefits.................    (314,385)    (249,444)    (158,864)     (182,710)    (663,167)     (421,133)
  Net transfers between other
   subaccounts or fixed rate
   option.........................   3,183,156   (4,334,035)   1,863,335    (3,165,526)     889,017    (1,772,728)
  Withdrawal and other charges....    (144,182)     (67,889)    (114,489)      (60,982)    (153,241)      (92,132)
                                   -----------  -----------  -----------   -----------  -----------   -----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS...................   8,164,882    2,793,227    5,577,720     2,662,396    5,591,973     2,965,212
                                   -----------  -----------  -----------   -----------  -----------   -----------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS..................   9,324,440    1,957,748    7,144,811     1,479,605    6,191,512     3,045,953

NET ASSETS
  Beginning of period.............  10,192,969    8,235,221    8,617,159     7,137,554   15,100,283    12,054,330
                                   -----------  -----------  -----------   -----------  -----------   -----------
  End of period................... $19,517,409  $10,192,969  $15,761,970   $ 8,617,159  $21,291,795   $15,100,283
                                   ===========  ===========  ===========   ===========  ===========   ===========

  Beginning units.................     862,295      693,749      816,821       658,507    1,418,816     1,124,091
                                   -----------  -----------  -----------   -----------  -----------   -----------
  Units issued....................   1,337,855    1,308,598    1,096,010     1,207,025    1,616,173     1,062,393
  Units redeemed..................    (689,455)  (1,140,052)    (624,134)   (1,048,711)  (1,074,032)     (767,668)
                                   -----------  -----------  -----------   -----------  -----------   -----------
  Ending units....................   1,510,695      862,295    1,288,697       816,821    1,960,957     1,418,816
                                   ===========  ===========  ===========   ===========  ===========   ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A31

                                        SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE EQUITY    AST QMA US EQUITY ALPHA AST T. ROWE PRICE NATURAL   AST T. ROWE PRICE ASSET
    INCOME PORTFOLIO               PORTFOLIO           RESOURCES PORTFOLIO       ALLOCATION PORTFOLIO
------------------------    ----------------------  ------------------------  --------------------------
 01/01/2012     01/01/2011  01/01/2012  01/01/2011   01/01/2012   01/01/2011   01/01/2012    01/01/2011
     TO             TO          TO          TO           TO           TO           TO            TO
 12/31/2012     12/31/2011  12/31/2012  12/31/2011   12/31/2012   12/31/2011   12/31/2012    12/31/2011
-----------    -----------  ----------  ----------  -----------  -----------  ------------  ------------
$  (219,492)   $   (44,498) $  (53,984) $  (26,663) $  (337,592) $  (256,436) $ (1,817,234) $ (1,322,347)
          0              0           0           0            0            0     3,244,064             0
    272,418       (527,438)    210,908     (89,648)    (938,086)  (1,798,291)    3,780,200    (1,970,220)
  1,711,409       (281,119)    534,982     (41,070)   1,295,662   (4,185,345)   34,237,999    (5,886,549)
-----------    -----------  ----------  ----------  -----------  -----------  ------------  ------------

  1,764,335       (853,055)    691,906    (157,381)      19,984   (6,240,072)   39,445,029    (9,179,116)
-----------    -----------  ----------  ----------  -----------  -----------  ------------  ------------

  8,624,956      4,032,977   1,332,704   1,840,607    6,210,183   11,103,654   214,432,893   155,649,906
          0              0           0           0            0            0       (47,765)            0
   (310,353)      (337,801)   (101,406)    (44,525)    (807,838)  (1,006,363)   (6,278,599)   (3,334,779)
  3,750,355     (2,541,219)  2,217,682    (840,694)   4,381,151   (4,234,588)   42,569,080   (56,199,920)
   (133,663)       (50,937)    (45,713)    (15,761)    (219,845)    (155,135)   (3,593,349)   (1,551,070)
-----------    -----------  ----------  ----------  -----------  -----------  ------------  ------------

 11,931,296      1,103,020   3,403,267     939,627    9,563,652    5,707,568   247,082,261    94,564,137
-----------    -----------  ----------  ----------  -----------  -----------  ------------  ------------

 13,695,630        249,965   4,095,173     782,246    9,583,636     (532,504)  286,527,290    85,385,021

  7,093,624      6,843,659   3,025,276   2,243,030   20,366,272   20,898,776   264,164,701   178,779,680
-----------    -----------  ----------  ----------  -----------  -----------  ------------  ------------
$20,789,254    $ 7,093,624  $7,120,449  $3,025,276  $29,949,908  $20,366,272  $550,691,991  $264,164,701
===========    ===========  ==========  ==========  ===========  ===========  ============  ============

    750,360        718,108     293,943     231,238    2,023,534    1,711,435    24,391,241    16,475,879
-----------    -----------  ----------  ----------  -----------  -----------  ------------  ------------
  1,774,359        931,581     625,878     348,921    2,695,125    2,914,961    31,324,650    25,775,367
   (666,433)      (899,329)   (353,178)   (286,216)  (1,754,320)  (2,602,862)  (10,054,069)  (17,860,005)
-----------    -----------  ----------  ----------  -----------  -----------  ------------  ------------
  1,858,286        750,360     566,643     293,943    2,964,339    2,023,534    45,661,822    24,391,241
===========    ===========  ==========  ==========  ===========  ===========  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A32

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                    SUBACCOUNTS
                                   ----------------------------------------------------------------------------
                                     AST MFS GLOBAL EQUITY   AST JPMORGAN INTERNATIONAL AST T. ROWE PRICE GLOBAL
                                           PORTFOLIO             EQUITY PORTFOLIO            BOND PORTFOLIO
                                   ------------------------  ------------------------   ------------------------
                                    01/01/2012   01/01/2011   01/01/2012    01/01/2011   01/01/2012   01/01/2011
                                        TO           TO           TO            TO           TO           TO
                                    12/31/2012   12/31/2011   12/31/2012    12/31/2011   12/31/2012   12/31/2011
                                   -----------  -----------  -----------   -----------  -----------  -----------
OPERATIONS
  Net investment income (loss).... $   (69,267) $   (96,593) $     4,158   $   (33,371) $   113,393  $   122,197
  Capital gains distributions
   received.......................           0            0            0             0      251,729       85,984
  Realized gain (loss) on shares
   redeemed.......................     243,678     (202,245)      47,047      (989,607)      31,346      132,783
  Net change in unrealized gain
   (loss) on investments..........   1,903,728     (669,993)   2,750,619    (1,560,593)     118,159      (58,783)
                                   -----------  -----------  -----------   -----------  -----------  -----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS................   2,078,139     (968,831)   2,801,824    (2,583,571)     514,628      282,181
                                   -----------  -----------  -----------   -----------  -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments.....   3,825,529    4,493,172    2,964,945     6,305,033    4,433,992    4,731,334
  Annuity Payments................           0            0            0             0            0            0
  Surrenders, withdrawals and
   death benefits.................    (212,833)    (160,572)    (297,787)     (201,509)    (366,680)    (457,696)
  Net transfers between other
   subaccounts or fixed rate
   option.........................   1,392,047   (2,253,663)   2,387,662    (4,053,547)   1,803,030   (2,150,494)
  Withdrawal and other charges....    (102,160)     (61,181)    (151,038)     (102,857)    (129,720)     (71,963)
                                   -----------  -----------  -----------   -----------  -----------  -----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS...................   4,902,583    2,017,756    4,903,783     1,947,120    5,740,622    2,051,181
                                   -----------  -----------  -----------   -----------  -----------  -----------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS..................   6,980,722    1,048,925    7,705,607      (636,451)   6,255,249    2,333,362

NET ASSETS
  Beginning of period.............   7,785,786    6,736,861   12,053,672    12,690,123   11,416,125    9,082,763
                                   -----------  -----------  -----------   -----------  -----------  -----------
  End of period................... $14,766,508  $ 7,785,786  $19,759,279   $12,053,672  $17,671,374  $11,416,125
                                   ===========  ===========  ===========   ===========  ===========  ===========

  Beginning units.................     738,448      600,071    1,313,564     1,247,253    1,035,375      830,176
                                   -----------  -----------  -----------   -----------  -----------  -----------
  Units issued....................     952,255    1,010,799    1,468,296     1,623,775    1,064,529    1,096,729
  Units redeemed..................    (522,146)    (872,422)    (993,889)   (1,557,464)    (528,441)    (891,530)
                                   -----------  -----------  -----------   -----------  -----------  -----------
  Ending units....................   1,168,557      738,448    1,787,971     1,313,564    1,571,463    1,035,375
                                   ===========  ===========  ===========   ===========  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A33

                                           SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------
AST WELLINGTON MANAGEMENT    AST CAPITAL GROWTH ASSET     AST ACADEMIC STRATEGIES       AST BALANCED ASSET
 HEDGED EQUITY PORTFOLIO       ALLOCATION PORTFOLIO     ASSET ALLOCATION PORTFOLIO     ALLOCATION PORTFOLIO
------------------------    --------------------------  --------------------------  --------------------------
 01/01/2012     01/01/2011   01/01/2012    01/01/2011    01/01/2012    01/01/2011    01/01/2012    01/01/2011
     TO             TO           TO            TO            TO            TO            TO            TO
 12/31/2012     12/31/2011   12/31/2012    12/31/2011    12/31/2012    12/31/2011    12/31/2012    12/31/2011
-----------    -----------  ------------  ------------  ------------  ------------  ------------  ------------
$  (406,446)   $  (152,571) $ (2,740,809) $ (3,000,937) $ (2,483,084) $ (3,129,060) $ (3,559,473) $ (3,849,946)
          0              0             0             0             0             0    13,537,034             0
    256,583         26,689     4,530,791    (2,357,253)    3,262,162    (1,423,314)    5,104,906     2,153,974
  2,226,379       (630,011)   25,645,314   (14,290,332)   27,729,344   (13,767,759)   26,157,340   (17,882,809)
-----------    -----------  ------------  ------------  ------------  ------------  ------------  ------------

  2,076,516       (755,893)   27,435,296   (19,648,522)   28,508,422   (18,320,133)   41,239,807   (19,578,781)
-----------    -----------  ------------  ------------  ------------  ------------  ------------  ------------

 20,838,896      8,089,423    72,208,643    93,007,685    55,680,594    84,558,699   119,037,626   135,261,534
          0              0             0             0             0             0      (290,287)            0
   (804,594)      (627,606)   (5,788,675)   (4,423,529)   (7,387,563)   (4,974,573)  (12,798,215)  (11,305,561)
  1,630,113        (35,642)   29,001,937   (67,834,244)   24,725,926   (42,666,476)   35,715,392   (79,705,786)
   (205,755)       (34,483)   (2,111,004)   (1,306,210)   (2,100,596)   (1,340,353)   (3,503,930)   (2,095,358)
-----------    -----------  ------------  ------------  ------------  ------------  ------------  ------------

 21,458,660      7,391,692    93,310,901    19,443,702    70,918,360    35,577,297   138,160,586    42,154,829
-----------    -----------  ------------  ------------  ------------  ------------  ------------  ------------

 23,535,176      6,635,799   120,746,197      (204,820)   99,426,783    17,257,164   179,400,393    22,576,048

 16,414,783      9,778,984   216,804,339   217,009,159   249,345,914   232,088,750   352,781,945   330,205,897
-----------    -----------  ------------  ------------  ------------  ------------  ------------  ------------
$39,949,959    $16,414,783  $337,550,536  $216,804,339  $348,772,697  $249,345,914  $532,182,338  $352,781,945
===========    ===========  ============  ============  ============  ============  ============  ============

  1,819,065      1,007,356    21,420,963    20,678,461    24,615,273    22,015,759    33,653,172    30,549,180
-----------    -----------  ------------  ------------  ------------  ------------  ------------  ------------
  3,077,000      1,506,674    19,557,007    19,760,641    15,687,528    17,796,492    24,461,209    25,446,956
   (796,004)      (694,965)  (11,330,180)  (19,018,139)   (9,310,172)  (15,196,978)  (12,191,054)  (22,342,964)
-----------    -----------  ------------  ------------  ------------  ------------  ------------  ------------
  4,100,061      1,819,065    29,647,790    21,420,963    30,992,629    24,615,273    45,923,327    33,653,172
===========    ===========  ============  ============  ============  ============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A34

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                       SUBACCOUNTS
                                   ------------------------------------------------------------------------------------
                                     AST PRESERVATION ASSET     AST FIRST TRUST BALANCED     AST FIRST TRUST CAPITAL
                                      ALLOCATION PORTFOLIO          TARGET PORTFOLIO       APPRECIATION TARGET PORTFOLIO
                                   --------------------------  --------------------------  ----------------------------
                                    01/01/2012    01/01/2011    01/01/2012    01/01/2011    01/01/2012     01/01/2011
                                        TO            TO            TO            TO            TO             TO
                                    12/31/2012    12/31/2011    12/31/2012    12/31/2011    12/31/2012     12/31/2011
                                   ------------  ------------  ------------  ------------  ------------   ------------
OPERATIONS
  Net investment income (loss).... $ (2,136,461) $ (1,871,297) $    375,149  $     53,875  $   (741,403)  $   (625,646)
  Capital gains distributions
   received.......................   19,769,310             0             0             0             0              0
  Realized gain (loss) on shares
   redeemed.......................    1,988,511     2,465,464     1,121,650    (3,011,507)    1,325,613     (5,279,801)
  Net change in unrealized gain
   (loss) on investments..........    6,895,289    (3,977,122)   12,984,047    (6,154,694)   13,624,196    (11,932,967)
                                   ------------  ------------  ------------  ------------  ------------   ------------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS................   26,516,649    (3,382,955)   14,480,847    (9,112,326)   14,208,406    (17,838,414)
                                   ------------  ------------  ------------  ------------  ------------   ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments.....  144,317,246   116,740,663    84,911,024    81,273,329    73,832,500     84,854,477
  Annuity Payments................            0             0       (17,014)            0             0              0
  Surrenders, withdrawals and
   death benefits.................  (10,106,230)   (7,602,615)   (3,229,994)   (1,935,981)   (2,120,772)    (1,236,721)
  Net transfers between other
   subaccounts or fixed rate
   option.........................    2,449,967   (42,561,992)   15,264,086   (30,458,071)   24,654,609    (49,562,091)
  Withdrawal and other charges....   (2,638,158)   (1,391,361)   (1,693,589)     (812,420)   (1,540,896)      (814,608)
                                   ------------  ------------  ------------  ------------  ------------   ------------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS...................  134,022,826    65,184,695    95,234,511    48,066,857    94,825,441     33,241,057
                                   ------------  ------------  ------------  ------------  ------------   ------------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS..................  160,539,474    61,801,740   109,715,359    38,954,531   109,033,847     15,402,643

NET ASSETS
  Beginning of period.............  266,300,550   204,498,810   138,312,744    99,358,213   113,082,406     97,679,763
                                   ------------  ------------  ------------  ------------  ------------   ------------
  End of period................... $426,840,024  $266,300,550  $248,028,103  $138,312,744  $222,116,253   $113,082,406
                                   ============  ============  ============  ============  ============   ============

  Beginning units.................   24,615,353    18,568,295    13,265,213     9,356,812    11,105,442      9,120,677
                                   ------------  ------------  ------------  ------------  ------------   ------------
  Units issued....................   18,123,219    16,496,730    14,709,530    13,675,653    16,010,851     15,611,746
  Units redeemed..................   (6,083,299)  (10,449,672)   (6,304,900)   (9,767,252)   (7,710,037)   (13,626,981)
                                   ------------  ------------  ------------  ------------  ------------   ------------
  Ending units....................   36,655,273    24,615,353    21,669,843    13,265,213    19,406,256     11,105,442
                                   ============  ============  ============  ============  ============   ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A35

                                          SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------
       AST ADVANCED           AST T. ROWE PRICE LARGE-CAP      AST MONEY MARKET         AST SMALL-CAP GROWTH
   STRATEGIES PORTFOLIO           GROWTH PORTFOLIO                 PORTFOLIO                  PORTFOLIO
--------------------------    --------------------------  --------------------------  ------------------------
 01/01/2012      01/01/2011    01/01/2012    01/01/2011    01/01/2012    01/01/2011    01/01/2012   01/01/2011
     TO              TO            TO            TO            TO            TO            TO           TO
 12/31/2012      12/31/2011    12/31/2012    12/31/2011    12/31/2012    12/31/2011    12/31/2012   12/31/2011
------------    ------------  -----------   -----------   ------------  ------------  -----------  -----------
$ (1,125,737)   $ (1,109,068) $  (450,257)  $  (277,130)  $   (331,816) $   (284,412) $  (200,792) $  (124,005)
     978,632               0            0             0              0             0            0            0
   2,685,004      (2,073,998)     595,258      (119,297)             0             0      232,825       43,373
  25,417,674      (6,404,600)   2,690,050    (1,259,418)             0             0      828,600     (609,710)
------------    ------------  -----------   -----------   ------------  ------------  -----------  -----------

  27,955,573      (9,587,666)   2,835,051    (1,655,845)      (331,816)     (284,412)     860,633     (690,342)
------------    ------------  -----------   -----------   ------------  ------------  -----------  -----------

 145,489,069     114,822,906    9,462,528     9,316,934      9,847,041    23,134,838    3,444,336    4,035,279
     (35,236)              0       (3,126)            0              0             0       (3,992)           0
  (4,458,320)     (2,259,599)    (604,612)     (385,324)   (21,332,031)  (11,068,116)    (457,867)    (269,956)
  30,640,009     (48,268,209)   6,954,363    (4,702,726)     9,993,186    (2,642,568)   2,353,980   (1,452,427)
  (2,447,999)     (1,068,296)    (226,310)     (107,883)      (141,855)      (99,847)     (92,306)     (38,817)
------------    ------------  -----------   -----------   ------------  ------------  -----------  -----------

 169,187,523      63,226,802   15,582,842     4,121,001     (1,633,659)    9,324,307    5,244,151    2,274,079
------------    ------------  -----------   -----------   ------------  ------------  -----------  -----------

 197,143,096      53,639,136   18,417,893     2,465,156     (1,965,475)    9,039,895    6,104,784    1,583,737

 182,811,037     129,171,901   16,199,304    13,734,148     21,882,063    12,842,168    7,766,322    6,182,585
------------    ------------  -----------   -----------   ------------  ------------  -----------  -----------
$379,954,133    $182,811,037  $34,617,197   $16,199,304   $ 19,916,588  $ 21,882,063  $13,871,106  $ 7,766,322
============    ============  ===========   ===========   ============  ============  ===========  ===========

  17,018,736      11,836,902    1,502,529     1,232,550      2,221,281     1,273,760      646,526      507,079
------------    ------------  -----------   -----------   ------------  ------------  -----------  -----------
  22,776,358      19,064,231    2,333,677     1,850,572      4,261,909     5,570,243      849,316      770,237
  (8,172,654)    (13,882,397)  (1,062,847)   (1,580,593)    (4,427,038)   (4,622,722)    (460,220)    (630,790)
------------    ------------  -----------   -----------   ------------  ------------  -----------  -----------
  31,622,440      17,018,736    2,773,359     1,502,529      2,056,152     2,221,281    1,035,622      646,526
============    ============  ===========   ===========   ============  ============  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A36

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                    SUBACCOUNTS
                                   -----------------------------------------------------------------------------
                                     AST PIMCO TOTAL RETURN    AST INTERNATIONAL VALUE  AST INTERNATIONAL GROWTH
                                         BOND PORTFOLIO               PORTFOLIO                 PORTFOLIO
                                   --------------------------  -----------------------  ------------------------
                                    01/01/2012    01/01/2011   01/01/2012   01/01/2011   01/01/2012   01/01/2011
                                        TO            TO           TO           TO           TO           TO
                                    12/31/2012    12/31/2011   12/31/2012   12/31/2011   12/31/2012   12/31/2011
                                   ------------  ------------  ----------  -----------  -----------  -----------
OPERATIONS
  Net investment income (loss).... $  1,844,475  $    350,620  $   26,624  $   (10,049) $   (63,501) $   (81,061)
  Capital gains distributions
   received.......................    2,122,034     5,614,561           0            0            0            0
  Realized gain (loss) on shares
   redeemed.......................    1,368,839      (984,745)    (88,699)    (507,100)      46,543     (773,683)
  Net change in unrealized gain
   (loss) on investments..........    9,112,176    (2,390,884)    833,703     (628,081)   1,639,718     (972,097)
                                   ------------  ------------  ----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS................   14,447,524     2,589,552     771,628   (1,145,230)   1,622,760   (1,826,841)
                                   ------------  ------------  ----------  -----------  -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments.....   57,662,141    68,227,812   1,533,076    3,175,404    3,985,388    4,376,264
  Annuity Payments................      (79,548)      (36,580)          0            0            0            0
  Surrenders, withdrawals and
   death benefits.................   (6,778,735)   (7,624,810)   (164,835)     (67,398)    (120,987)     (92,634)
  Net transfers between other
   subaccounts or fixed rate
   option.........................   29,400,681   (42,240,369)    819,994   (1,727,225)     280,466   (1,576,773)
  Withdrawal and other charges....   (1,621,879)     (944,155)    (52,636)     (31,704)     (99,214)     (46,956)
                                   ------------  ------------  ----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS...................   78,582,661    17,381,898   2,135,599    1,349,077    4,045,654    2,659,901
                                   ------------  ------------  ----------  -----------  -----------  -----------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS..................   93,030,185    19,971,450   2,907,227      203,847    5,668,414      833,060

NET ASSETS
  Beginning of period.............  154,437,971   134,466,521   4,480,177    4,276,330    7,164,025    6,330,965
                                   ------------  ------------  ----------  -----------  -----------  -----------
  End of period................... $247,468,156  $154,437,971  $7,387,404  $ 4,480,177  $12,832,439  $ 7,164,025
                                   ============  ============  ==========  ===========  ===========  ===========

  Beginning units.................   14,092,072    12,278,400     494,113      408,114      784,260      592,727
                                   ------------  ------------  ----------  -----------  -----------  -----------
  Units issued....................   13,551,715    12,896,311     581,282      677,919    1,092,732    1,177,939
  Units redeemed..................   (6,418,981)  (11,082,639)   (369,855)    (591,920)    (671,935)    (986,406)
                                   ------------  ------------  ----------  -----------  -----------  -----------
  Ending units....................   21,224,806    14,092,072     705,540      494,113    1,205,057      784,260
                                   ============  ============  ==========  ===========  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A37

                                        SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------
NVIT DEVELOPING MARKETS   AST INVESTMENT GRADE BOND   AST WESTERN ASSET CORE PLUS
         FUND                     PORTFOLIO                BOND PORTFOLIO          AST BOND PORTFOLIO 2018
----------------------   ---------------------------  --------------------------  ------------------------
01/01/2012   01/01/2011    01/01/2012    01/01/2011    01/01/2012    01/01/2011    01/01/2012   01/01/2011
    TO           TO            TO            TO            TO            TO            TO           TO
12/31/2012   12/31/2011    12/31/2012    12/31/2011    12/31/2012    12/31/2011    12/31/2012   12/31/2011
----------  -----------  -------------  ------------  -----------   -----------   -----------  -----------
 $ (9,963)  $   (13,199) $  (1,181,495) $ (3,849,425) $   605,183   $   334,164   $  (363,913) $  (177,515)
        0             0      5,700,628     2,420,829    1,333,248       462,908       110,842      307,854
  (74,592)     (855,034)    35,842,163     1,521,101      345,313       364,517       344,006       50,058
  177,614       622,061     (9,733,697)   14,626,636      (19,061)      187,065       622,643      612,200
 --------   -----------  -------------  ------------  -----------   -----------   -----------  -----------

   93,059      (246,172)    30,627,599    14,719,141    2,264,684     1,348,654       713,578      792,597
 --------   -----------  -------------  ------------  -----------   -----------   -----------  -----------

      798        22,594         31,057             0   10,203,138    12,310,969            53           27
        0             0        (14,459)            0            0             0             0            0
  (98,746)      (79,141)    (5,486,824)   (3,531,108)    (566,897)     (495,273)     (565,155)    (294,102)
    1,421    (1,611,156)  (437,054,915)  673,290,519    5,144,620    (7,292,557)      700,571   20,339,006
   (1,694)       (1,890)    (4,055,949)   (2,276,880)    (343,412)     (204,784)       (3,435)        (127)
 --------   -----------  -------------  ------------  -----------   -----------   -----------  -----------

  (98,220)   (1,669,593)  (446,581,089)  667,482,531   14,437,448     4,318,355       132,034   20,044,804
 --------   -----------  -------------  ------------  -----------   -----------   -----------  -----------

   (5,161)   (1,915,765)  (415,953,490)  682,201,672   16,702,132     5,667,009       845,612   20,837,401

  670,330     2,586,095    688,204,214     6,002,542   28,879,973    23,212,964    21,048,746      211,345
 --------   -----------  -------------  ------------  -----------   -----------   -----------  -----------
 $665,169   $   670,330  $ 272,250,724  $688,204,214  $45,582,105   $28,879,973   $21,894,358  $21,048,746
 ========   ===========  =============  ============  ===========   ===========   ===========  ===========

   51,346       150,777     56,740,197       468,830    2,627,749     2,191,615     1,787,276       17,593
 --------   -----------  -------------  ------------  -----------   -----------   -----------  -----------
    4,021        10,159     81,569,601   152,585,942    3,231,760     3,084,733       632,036    2,632,927
  (11,010)     (109,590)  (117,381,032)  (96,314,575)  (1,939,931)   (2,648,599)     (619,836)    (863,244)
 --------   -----------  -------------  ------------  -----------   -----------   -----------  -----------
   44,357        51,346     20,928,766    56,740,197    3,919,578     2,627,749     1,799,476    1,787,276
 ========   ===========  =============  ============  ===========   ===========   ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A38

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                  SUBACCOUNTS
                                   ------------------------------------------------------------------------
                                                            AST GLOBAL REAL ESTATE   AST PARAMETRIC EMERGING
                                   AST BOND PORTFOLIO 2019        PORTFOLIO         MARKETS EQUITY PORTFOLIO
                                   ---------------------   -----------------------  ------------------------
                                   01/01/2012   01/01/2011 01/01/2012   01/01/2011   01/01/2012   01/01/2011
                                       TO           TO         TO           TO           TO           TO
                                   12/31/2012   12/31/2011 12/31/2012   12/31/2011   12/31/2012   12/31/2011
                                   ----------   ---------- ----------  -----------  -----------  -----------
OPERATIONS
  Net investment income (loss).... $  (13,650)   $   (112) $  (11,410) $    24,590  $  (121,976) $  (142,835)
  Capital gains distributions
   received.......................     29,557       2,092           0            0      339,838            0
  Realized gain (loss) on shares
   redeemed.......................     (1,419)       (610)    134,049     (179,409)    (336,541)  (1,900,072)
  Net change in unrealized gain
   (loss) on investments..........     (3,809)       (579)    993,606     (375,870)   2,880,354   (3,298,453)
                                   ----------    --------  ----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS................     10,679         791   1,116,245     (530,689)   2,761,675   (5,341,360)
                                   ----------    --------  ----------  -----------  -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments.....          0           4   1,819,904    2,284,934    5,355,572   11,227,397
  Annuity Payments................          0           0           0            0            0            0
  Surrenders, withdrawals and
   death benefits.................    (21,627)    (34,272)    (81,702)     (60,381)    (186,213)    (194,829)
  Net transfers between other
   subaccounts or fixed rate
   option.........................  2,294,154           0     892,920   (1,360,284)   3,811,729   (8,133,173)
  Withdrawal and other charges....        (67)          0     (48,481)     (28,356)    (210,466)    (145,512)
                                   ----------    --------  ----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS...................  2,272,460     (34,268)  2,582,641      835,913    8,770,622    2,753,883
                                   ----------    --------  ----------  -----------  -----------  -----------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS..................  2,283,139     (33,477)  3,698,887      305,224   11,532,297   (2,587,477)

NET ASSETS
  Beginning of period.............          1      33,478   3,471,548    3,166,324   14,498,653   17,086,130
                                   ----------    --------  ----------  -----------  -----------  -----------
  End of period................... $2,283,140    $      1  $7,170,435  $ 3,471,548  $26,030,950  $14,498,653
                                   ==========    ========  ==========  ===========  ===========  ===========

  Beginning units.................          0       2,796     333,835      289,148    1,592,487    1,468,373
                                   ----------    --------  ----------  -----------  -----------  -----------
  Units issued....................    205,143           0     456,643      487,444    2,517,714    2,635,611
  Units redeemed..................    (22,048)     (2,796)   (243,345)    (442,757)  (1,651,706)  (2,511,497)
                                   ----------    --------  ----------  -----------  -----------  -----------
  Ending units....................    183,095           0     547,133      333,835    2,458,495    1,592,487
                                   ==========    ========  ==========  ===========  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A39

                                           SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VIP FOUNDING     AST GOLDMAN SACHS        AST SCHRODERS GLOBAL       AST CLS MODERATE ASSET
   FUNDS ALLOCATION FUND        SMALL-CAP VALUE PORTFOLIO     TACTICAL PORTFOLIO         ALLOCATION PORTFOLIO
------------------------------  ------------------------  --------------------------  --------------------------
  01/01/2012      01/01/2011     01/01/2012   01/01/2011   01/01/2012    01/01/2011    01/01/2012    01/01/2011
      TO              TO             TO           TO           TO            TO            TO            TO
 09/21/2012**     12/31/2011     12/31/2012   12/31/2011   12/31/2012    12/31/2011    12/31/2012    12/31/2011
 -------------   ------------   -----------  -----------  ------------  ------------  ------------  ------------
$   2,728,206    $ (2,144,536)  $  (195,213) $  (140,819) $ (1,637,928) $ (1,158,523) $ (1,992,949) $ (1,321,347)
            0               0             0            0       602,053       832,012     4,402,813     1,704,048
   15,394,586      (4,030,882)      409,844     (340,918)    2,099,981    (3,191,974)      984,445    (2,260,018)
   (2,097,431)     (5,447,041)    1,514,979     (608,211)   13,523,798    (5,453,108)    8,685,465    (5,736,625)
 -------------   ------------   -----------  -----------  ------------  ------------  ------------  ------------

   16,025,361     (11,622,459)    1,729,610   (1,089,948)   14,587,904    (8,971,593)   12,079,775    (7,613,942)
 -------------   ------------   -----------  -----------  ------------  ------------  ------------  ------------

   27,761,082      78,999,146     4,932,365    7,710,555    62,692,682    63,448,734    97,934,845    70,249,625
            0               0             0            0             0             0       (17,098)            0
   (1,374,046)     (1,461,462)     (237,214)    (419,088)   (1,410,365)     (710,074)   (2,895,888)   (1,596,833)
 (161,076,921)    (51,674,178)    2,572,375   (4,276,518)   23,691,131   (34,037,183)   16,047,217   (28,090,529)
   (1,028,148)       (891,924)     (144,647)     (81,803)   (1,264,387)     (593,984)   (1,598,741)     (733,121)
 -------------   ------------   -----------  -----------  ------------  ------------  ------------  ------------

 (135,718,033)     24,971,582     7,122,878    2,933,146    83,709,061    28,107,493   109,470,334    39,829,142
 -------------   ------------   -----------  -----------  ------------  ------------  ------------  ------------

 (119,692,672)     13,349,123     8,852,488    1,843,198    98,296,964    19,135,900   121,550,109    32,215,200

  119,692,672     106,343,549    11,039,742    9,196,544    81,483,863    62,347,963   114,175,261    81,960,061
 -------------   ------------   -----------  -----------  ------------  ------------  ------------  ------------
$           0    $119,692,672   $19,892,230  $11,039,742  $179,780,827  $ 81,483,863  $235,725,370  $114,175,261
 =============   ============   ===========  ===========  ============  ============  ============  ============

   11,945,693      10,403,163       959,394      790,640     7,911,117     5,917,097    11,121,340     7,792,325
 -------------   ------------   -----------  -----------  ------------  ------------  ------------  ------------
   10,141,973      15,190,291     1,339,815    1,506,789    12,393,694    11,456,791    15,152,387    11,864,728
  (22,087,666)    (13,647,761)     (774,517)  (1,338,035)   (5,114,569)   (9,462,771)   (5,270,204)   (8,535,713)
 -------------   ------------   -----------  -----------  ------------  ------------  ------------  ------------
            0      11,945,693     1,524,692      959,394    15,190,242     7,911,117    21,003,523    11,121,340
 =============   ============   ===========  ===========  ============  ============  ============  ============

** Date subaccount was no longer available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A40

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                       SUBACCOUNTS
                                   ----------------------------------------------------------------------------------
                                     AST J.P. MORGAN GLOBAL    AST HORIZON MODERATE ASSET    AST FI PYRAMIS(R) ASSET
                                       THEMATIC PORTFOLIO         ALLOCATION PORTFOLIO        ALLOCATION PORTFOLIO
                                   --------------------------  --------------------------  --------------------------
                                    01/01/2012    01/01/2011    01/01/2012    01/01/2011    01/01/2012    01/01/2011
                                        TO            TO            TO            TO            TO            TO
                                    12/31/2012    12/31/2011    12/31/2012    12/31/2011    12/31/2012    12/31/2011
                                   ------------  ------------  ------------  ------------  ------------  ------------
OPERATIONS
  Net investment income (loss).... $ (1,037,698) $   (664,728) $ (1,263,976) $   (933,786) $ (1,086,065) $   (769,247)
  Capital gains distributions
   received.......................      496,390     2,205,561     2,879,907     3,870,248             0     1,983,750
  Realized gain (loss) on shares
   redeemed.......................      818,542    (2,206,377)      627,204    (1,431,415)      716,635    (3,104,763)
  Net change in unrealized gain
   (loss) on investments..........    7,800,617    (3,293,153)    5,821,376    (5,382,931)    8,675,694    (3,444,372)
                                   ------------  ------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS................    8,077,851    (3,958,697)    8,064,511    (3,877,884)    8,306,264    (5,334,632)
                                   ------------  ------------  ------------  ------------  ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments.....   45,685,662    36,999,463    39,016,866    41,333,962    47,335,757    43,253,820
  Annuity Payments................            0             0             0             0             0             0
  Surrenders, withdrawals and
   death benefits.................     (704,287)     (535,161)   (1,737,598)     (916,157)     (843,643)     (493,695)
  Net transfers between other
   subaccounts or fixed rate
   option.........................    6,957,370   (15,405,961)    9,185,338   (16,290,239)   13,178,625   (19,482,671)
  Withdrawal and other charges....     (773,763)     (361,713)   (1,056,667)     (586,636)     (816,214)     (355,134)
                                   ------------  ------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS...................   51,164,981    20,696,628    45,407,939    23,540,930    58,854,525    22,922,320
                                   ------------  ------------  ------------  ------------  ------------  ------------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS..................   59,242,832    16,737,931    53,472,449    19,663,046    67,160,789    17,587,688

NET ASSETS
  Beginning of period.............   52,173,792    35,435,861    86,340,779    66,677,733    53,096,580    35,508,892
                                   ------------  ------------  ------------  ------------  ------------  ------------
  End of period................... $111,416,624  $ 52,173,792  $139,813,228  $ 86,340,779  $120,257,369  $ 53,096,580
                                   ============  ============  ============  ============  ============  ============

  Beginning units.................    4,964,168     3,330,108     8,325,112     6,330,222     5,117,071     3,298,104
                                   ------------  ------------  ------------  ------------  ------------  ------------
  Units issued....................    7,846,389     6,509,643     7,240,381     7,441,727     8,641,888     7,313,785
  Units redeemed..................   (3,352,372)   (4,875,583)   (3,153,496)   (5,446,837)   (3,415,021)   (5,494,818)
                                   ------------  ------------  ------------  ------------  ------------  ------------
  Ending units....................    9,458,185     4,964,168    12,411,997     8,325,112    10,343,938     5,117,071
                                   ============  ============  ============  ============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A41

                                SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------
     PROFUND VP         PROFUND VP CONSUMER       PROFUND VP            PROFUND VP
  CONSUMER SERVICES       GOODS PORTFOLIO         FINANCIALS            HEALTH CARE
--------------------   --------------------  --------------------  --------------------
01/01/2012  01/01/2011 01/01/2012 01/01/2011 01/01/2012 01/01/2011 01/01/2012 01/01/2011
    TO          TO         TO         TO         TO         TO         TO         TO
12/31/2012  12/31/2011 12/31/2012 12/31/2011 12/31/2012 12/31/2011 12/31/2012 12/31/2011
----------  ---------- ---------- ---------- ---------- ---------- ---------- ----------
 $ (5,515)   $ (4,782)  $ (2,177)  $   (650)  $ (6,939) $  (7,239)  $ (4,666)  $ (4,595)
    1,660           0          0          0          0          0          0          0

   28,512      28,940     17,887     24,821     24,480    (18,867)    28,837     25,471

   41,779     (23,814)    14,842    (17,033)    83,373    (78,387)    35,071     (2,293)
 --------    --------   --------   --------   --------  ---------   --------   --------

   66,436         344     30,553      7,138    100,913   (104,493)    59,242     18,583
 --------    --------   --------   --------   --------  ---------   --------   --------

   18,419      49,505     19,569     45,585     21,716     65,530     15,913     50,988
        0           0          0          0          0          0          0          0
   (1,555)       (876)    (1,602)      (933)   (46,935)      (889)    (1,487)      (849)
  (68,696)    (49,456)   (45,427)   (53,434)   (62,933)     1,062    (62,329)   (71,762)
   (3,182)     (2,686)    (3,017)    (2,629)    (4,219)    (3,528)    (3,563)    (3,128)
 --------    --------   --------   --------   --------  ---------   --------   --------

  (55,014)     (3,513)   (30,477)   (11,411)   (92,371)    62,175    (51,467)   (24,751)
 --------    --------   --------   --------   --------  ---------   --------   --------

   11,422      (3,169)        76     (4,273)     8,543    (42,318)     7,776     (6,168)

  318,360     321,529    309,464    313,737    460,756    503,074    367,076    373,244
 --------    --------   --------   --------   --------  ---------   --------   --------
 $329,782    $318,360   $309,540   $309,464   $469,299  $ 460,756   $374,852   $367,076
 ========    ========   ========   ========   ========  =========   ========   ========

   28,187      29,590     27,614     29,498     83,052     76,969     33,986     37,474
 --------    --------   --------   --------   --------  ---------   --------   --------
    6,303      19,609      7,026     17,058     26,427     63,797     10,485     24,879
  (10,218)    (21,012)    (9,350)   (18,942)   (40,632)   (57,714)   (14,458)   (28,367)
 --------    --------   --------   --------   --------  ---------   --------   --------
   24,772      28,187     25,290     27,614     68,847     83,052     30,013     33,986
 ========    ========   ========   ========   ========  =========   ========   ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A42

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                              SUBACCOUNTS
                                   ----------------------------------------------------------------
                                        PROFUND VP            PROFUND VP            PROFUND VP
                                        INDUSTRIALS         MID-CAP GROWTH         MID-CAP VALUE
                                   --------------------  --------------------  --------------------
                                   01/01/2012 01/01/2011 01/01/2012 01/01/2011 01/01/2012 01/01/2011
                                       TO         TO         TO         TO         TO         TO
                                   12/31/2012 12/31/2011 12/31/2012 12/31/2011 12/31/2012 12/31/2011
                                   ---------- ---------- ---------- ---------- ---------- ----------
OPERATIONS
  Net investment income (loss)....  $ (4,171)  $ (4,048)  $ (1,591)  $ (1,427)  $ (1,216)  $  (984)
  Capital gains distributions
   received.......................         0          0          0          0          0         0
  Realized gain (loss) on shares
   redeemed.......................    20,490     22,262      3,168      5,612      7,323     1,664
  Net change in unrealized gain
   (loss) on investments..........    25,260    (48,784)    10,667    (15,105)     6,156    (9,053)
                                    --------   --------   --------   --------   --------   -------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS................    41,578    (30,570)    12,245    (10,920)    12,263    (8,373)
                                    --------   --------   --------   --------   --------   -------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments.....    11,308     40,222      5,672     16,804      6,321    18,364
  Annuity Payments................         0          0          0          0          0         0
  Surrenders, withdrawals and
   death benefits.................    (1,463)      (281)      (285)       (92)   (11,063)   (2,192)
  Net transfers between other
   subaccounts or fixed rate
   option.........................   (22,679)   (80,591)    15,477     (6,856)   (18,049)    3,080
  Withdrawal and other charges....    (3,065)    (2,868)      (935)      (788)      (749)     (633)
                                    --------   --------   --------   --------   --------   -------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS...................   (15,900)   (43,518)    19,928      9,068    (23,539)   18,619
                                    --------   --------   --------   --------   --------   -------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS..................    25,678    (74,088)    32,173     (1,852)   (11,277)   10,246

NET ASSETS
  Beginning of period.............   289,434    363,522     87,030     88,882     80,928    70,682
                                    --------   --------   --------   --------   --------   -------
  End of period...................  $315,112   $289,434   $119,203   $ 87,030   $ 69,651   $80,928
                                    ========   ========   ========   ========   ========   =======

  Beginning units.................    32,874     39,954      8,510      8,315      8,634     7,138
                                    --------   --------   --------   --------   --------   -------
  Units issued....................    15,432     28,222      5,159      8,878      2,447     8,089
  Units redeemed..................   (16,934)   (35,302)    (3,414)    (8,683)    (4,610)   (6,593)
                                    --------   --------   --------   --------   --------   -------
  Ending units....................    31,372     32,874     10,255      8,510      6,471     8,634
                                    ========   ========   ========   ========   ========   =======

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A43

                                SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------
     PROFUND VP             PROFUND VP            PROFUND VP            PROFUND VP
     REAL ESTATE         SMALL-CAP GROWTH       SMALL-CAP VALUE     TELECOMMUNICATIONS
--------------------   --------------------  --------------------  --------------------
01/01/2012  01/01/2011 01/01/2012 01/01/2011 01/01/2012 01/01/2011 01/01/2012 01/01/2011
    TO          TO         TO         TO         TO         TO         TO         TO
12/31/2012  12/31/2011 12/31/2012 12/31/2011 12/31/2012 12/31/2011 12/31/2012 12/31/2011
----------  ---------- ---------- ---------- ---------- ---------- ---------- ----------
 $  1,440    $ (1,951)  $  (497)   $  (383)   $  (294)   $  (342)   $  7,533   $  3,833
        0           0         0         43          0          0           0          0
    8,170      20,887     1,488      3,513        955      2,484      14,768      1,355
    7,362     (21,958)    1,969     (4,807)     2,160     (4,269)     18,321    (17,520)
 --------    --------   -------    -------    -------    -------    --------   --------

   16,972      (3,022)    2,960     (1,634)     2,821     (2,127)     40,622    (12,332)
 --------    --------   -------    -------    -------    -------    --------   --------

    4,267      13,703     1,282      1,958        648      2,175      11,451     39,282
        0           0         0          0          0          0           0          0
     (208)       (171)   (8,057)    (2,091)         0          0      (1,511)    (1,380)
   14,616     (32,886)    9,776        (21)    (2,071)    (5,194)    (56,167)   (13,680)
   (1,150)     (1,059)     (240)      (209)      (174)      (196)     (2,536)    (2,212)
 --------    --------   -------    -------    -------    -------    --------   --------

   17,524     (20,413)    2,761       (363)    (1,597)    (3,215)    (48,763)    22,010
 --------    --------   -------    -------    -------    -------    --------   --------

   34,496     (23,435)    5,721     (1,997)     1,224     (5,342)     (8,142)     9,678

  109,609     133,044    26,096     28,093     19,259     24,601     254,740    245,062
 --------    --------   -------    -------    -------    -------    --------   --------
 $144,105    $109,609   $31,817    $26,096    $20,483    $19,259    $246,598   $254,740
 ========    ========   =======    =======    =======    =======    ========   ========

   12,429      15,569     2,491      2,676      1,988      2,399      28,944     27,946
 --------    --------   -------    -------    -------    -------    --------   --------
    7,343      11,942     1,912      3,176        381      1,982       8,977     26,328
   (5,612)    (15,082)   (1,662)    (3,361)      (522)    (2,393)    (13,512)   (25,330)
 --------    --------   -------    -------    -------    -------    --------   --------
   14,160      12,429     2,741      2,491      1,847      1,988      24,409     28,944
 ========    ========   =======    =======    =======    =======    ========   ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A44

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                              SUBACCOUNTS
                                   ----------------------------------------------------------------
                                        PROFUND VP            PROFUND VP            PROFUND VP
                                         UTILITIES         LARGE-CAP GROWTH       LARGE-CAP VALUE
                                   --------------------  --------------------  --------------------
                                   01/01/2012 01/01/2011 01/01/2012 01/01/2011 01/01/2012 01/01/2011
                                       TO         TO         TO         TO         TO         TO
                                   12/31/2012 12/31/2011 12/31/2012 12/31/2011 12/31/2012 12/31/2011
                                   ---------- ---------- ---------- ---------- ---------- ----------
OPERATIONS
  Net investment income (loss)....  $  3,243   $  2,653   $  (816)   $  (824)   $   (743)  $ (1,028)
  Capital gains distributions
   received.......................         0          0         0          0           0          0
  Realized gain (loss) on shares
   redeemed.......................    11,656     14,234     3,326      5,278      13,261        856
  Net change in unrealized gain
   (loss) on investments..........   (17,498)    14,867     1,514     (6,626)      2,978     (8,180)
                                    --------   --------   -------    -------    --------   --------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS................    (2,599)    31,754     4,024     (2,172)     15,497     (8,352)
                                    --------   --------   -------    -------    --------   --------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments.....    13,971     49,250       238        572       1,905     23,502
  Annuity Payments................         0          0         0          0           0          0
  Surrenders, withdrawals and
   death benefits.................    (1,313)    (1,708)        0     (2,016)    (53,942)       (93)
  Net transfers between other
   subaccounts or fixed rate
   option.........................   (54,756)   (62,123)    8,331     (4,708)    (27,699)   (13,093)
  Withdrawal and other charges....    (2,424)    (2,276)     (351)      (281)       (944)      (831)
                                    --------   --------   -------    -------    --------   --------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS...................   (44,522)   (16,857)    8,218     (6,433)    (80,680)     9,485
                                    --------   --------   -------    -------    --------   --------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS..................   (47,121)    14,897    12,242     (8,605)    (65,183)     1,133

NET ASSETS
  Beginning of period.............   258,742    243,845    36,943     45,548     140,580    139,447
                                    --------   --------   -------    -------    --------   --------
  End of period...................  $211,621   $258,742   $49,185    $36,943    $ 75,397   $140,580
                                    ========   ========   =======    =======    ========   ========

  Beginning units.................    27,191     29,660     3,831      4,793      17,584     16,965
                                    --------   --------   -------    -------    --------   --------
  Units issued....................    13,353     23,495     4,972      4,644       3,334      9,971
  Units redeemed..................   (17,985)   (25,964)   (4,218)    (5,606)    (12,624)    (9,352)
                                    --------   --------   -------    -------    --------   --------
  Ending units....................    22,559     27,191     4,585      3,831       8,294     17,584
                                    ========   ========   =======    =======    ========   ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A45

                                      SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------
                           AST JENNISON LARGE-CAP   AST JENNISON LARGE-CAP
AST BOND PORTFOLIO 2020       VALUE PORTFOLIO          GROWTH PORTFOLIO       AST BOND PORTFOLIO 2017
----------------------    -----------------------  ------------------------  ------------------------
01/01/2012    01/01/2011  01/01/2012   01/01/2011   01/01/2012   01/01/2011   01/01/2012   01/01/2011
    TO            TO          TO           TO           TO           TO           TO           TO
12/31/2012    12/31/2011  12/31/2012   12/31/2011   12/31/2012   12/31/2011   12/31/2012   12/31/2011
----------   -----------  ----------  -----------  -----------  -----------  -----------  -----------
$  (2,275)   $   (15,192) $  (63,185) $   (50,441) $  (144,628) $   (67,085) $  (349,585) $  (162,337)
   12,074        317,874           0       14,020            0            0            0       23,155
   34,556        (10,202)     15,087     (334,662)     132,373     (137,141)     366,417       83,003
  (34,325)        32,756     485,373     (267,112)     678,640     (158,484)     572,745      403,543
---------    -----------  ----------  -----------  -----------  -----------  -----------  -----------

   10,030        325,236     437,274     (638,195)     666,386     (362,710)     589,577      347,364
---------    -----------  ----------  -----------  -----------  -----------  -----------  -----------

        5              4   1,487,841    2,749,806    3,894,362    4,398,143            0           85
        0              0           0            0            0            0            0            0
   (2,456)       (29,615)    (22,975)     (10,522)     (64,564)     (10,000)    (427,854)    (253,355)
 (618,483)    (2,748,369)    909,265   (1,421,000)   1,532,209   (1,439,620)     558,404   20,837,042
      (44)          (442)    (46,956)     (28,224)     (75,898)     (24,802)      (5,591)      (3,919)
---------    -----------  ----------  -----------  -----------  -----------  -----------  -----------

 (620,979)    (2,778,422)  2,327,175    1,290,060    5,286,109    2,923,721      124,958   20,579,853
---------    -----------  ----------  -----------  -----------  -----------  -----------  -----------

 (610,949)    (2,453,186)  2,764,449      651,865    5,952,495    2,561,011      714,535   20,927,217

  745,887      3,199,073   3,336,250    2,684,385    4,657,450    2,096,439   21,132,370      205,153
---------    -----------  ----------  -----------  -----------  -----------  -----------  -----------
$ 134,938    $   745,887  $6,100,699  $ 3,336,250  $10,609,945  $ 4,657,450  $21,846,905  $21,132,370
=========    ===========  ==========  ===========  ===========  ===========  ===========  ===========

   65,882        331,074     338,692      251,015      435,071      193,445    1,835,904       19,412
---------    -----------  ----------  -----------  -----------  -----------  -----------  -----------
    9,721        242,070     530,942      561,052      766,099      724,888      878,207    2,884,171
  (64,922)      (507,262)   (312,920)    (473,375)    (325,370)    (483,262)    (867,215)  (1,067,679)
---------    -----------  ----------  -----------  -----------  -----------  -----------  -----------
   10,681         65,882     556,714      338,692      875,800      435,071    1,846,896    1,835,904
=========    ===========  ==========  ===========  ===========  ===========  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A46

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                SUBACCOUNTS
                                   --------------------------------------------------------------------------
                                                             WELLS FARGO ADVANTAGE VT WELLS FARGO ADVANTAGE VT
                                                             INTERNATIONAL EQUITY     OMEGA GROWTH PORTFOLIO
                                    AST BOND PORTFOLIO 2021  PORTFOLIO SHARE CLASS 1      SHARE CLASS 1
                                   ------------------------  -----------------------  -----------------------
                                    01/01/2012   01/01/2011  01/01/2012   01/01/2011  01/01/2012   01/01/2011
                                        TO           TO          TO           TO          TO           TO
                                    12/31/2012   12/31/2011  12/31/2012   12/31/2011  12/31/2012   12/31/2011
                                   -----------  -----------  ----------   ----------  ----------   ----------
OPERATIONS
  Net investment income (loss).... $  (435,040) $  (350,851)  $   (190)    $ (2,527)   $ (6,125)    $ (6,228)
  Capital gains distributions
   received.......................     622,481            0     13,810       10,094      23,469        3,129
  Realized gain (loss) on shares
   redeemed.......................   1,311,773    1,239,362      1,218        1,817       7,982        5,466
  Net change in unrealized gain
   (loss) on investments..........      (4,266)   2,052,415      9,950      (43,492)     34,762      (27,460)
                                   -----------  -----------   --------     --------    --------     --------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS................   1,494,948    2,940,926     24,788      (34,108)     60,089      (25,093)
                                   -----------  -----------   --------     --------    --------     --------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments.....           0            0          0            0           0            1
  Annuity Payments................           0            0          0            0           0            0
  Surrenders, withdrawals and
   death benefits.................    (667,214)    (367,153)   (15,107)      (5,488)    (14,243)      (4,972)
  Net transfers between other
   subaccounts or fixed rate
   option.........................  (6,182,916)  26,606,619      4,499        3,005      (6,498)     (12,340)
  Withdrawal and other charges....     (10,362)      (7,377)       (22)         (23)         (5)         (12)
                                   -----------  -----------   --------     --------    --------     --------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS...................  (6,860,492)  26,232,089    (10,630)      (2,506)    (20,746)     (17,323)
                                   -----------  -----------   --------     --------    --------     --------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS..................  (5,365,544)  29,173,015     14,158      (36,614)     39,343      (42,416)

NET ASSETS
  Beginning of period.............  33,532,170    4,359,155    205,566      242,180     325,918      368,334
                                   -----------  -----------   --------     --------    --------     --------
  End of period................... $28,166,626  $33,532,170   $219,724     $205,566    $365,261     $325,918
                                   ===========  ===========   ========     ========    ========     ========

  Beginning units.................   2,641,568      395,858     16,691       16,854     178,914      188,089
                                   -----------  -----------   --------     --------    --------     --------
  Units issued....................   1,013,425    4,630,709        896        1,211       1,977        3,130
  Units redeemed..................  (1,525,615)  (2,384,999)    (1,618)      (1,374)    (11,955)     (12,305)
                                   -----------  -----------   --------     --------    --------     --------
  Ending units....................   2,129,378    2,641,568     15,969       16,691     168,936      178,914
                                   ===========  ===========   ========     ========    ========     ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A47

                                  SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT
   SMALL CAP VALUE                                  AST QUANTITATIVE    AST BLACKROCK GLOBAL
PORTFOLIO SHARE CLASS 1   AST BOND PORTFOLIO 2022  MODELING PORTFOLIO   STRATEGIES PORTFOLIO
-----------------------  ------------------------  ------------------ ------------------------
01/01/2012   01/01/2011   01/01/2012   1/3/2011*       01/01/2012      01/01/2012   4/29/2011*
    TO           TO           TO           TO              TO              TO           TO
12/31/2012   12/31/2011   12/31/2012   12/31/2011      12/31/2012      12/31/2012   12/31/2011
----------   ----------  -----------  -----------  ------------------ -----------  -----------
 $  (323)     $   (512)  $  (379,427) $   (94,888)      $  (834)      $  (807,088) $  (412,731)
       0             0        36,319            0             0                 0            0
   1,216           888       531,946      133,351           (25)           36,625     (384,884)
   6,451        (6,272)      605,205      597,720         4,378         6,636,996   (2,193,000)
 -------      --------   -----------  -----------       -------       -----------  -----------

   7,344        (5,896)      794,042      636,183         3,519         5,866,533   (2,990,615)
 -------      --------   -----------  -----------       -------       -----------  -----------

       0             0            16            0        11,472        38,492,837   17,654,025
       0             0             0            0             0                 0     (144,021)
  (5,183)       (4,411)     (430,356)     (95,379)       (5,000)       (3,027,458)  (2,217,275)
       0             0     5,596,043   15,063,006        63,714         1,493,989   32,082,198
    (190)         (199)       (4,707)         (23)          (45)         (425,649)     (70,539)
 -------      --------   -----------  -----------       -------       -----------  -----------

  (5,374)       (4,610)    5,160,997   14,967,604        70,142        36,533,719   47,304,388
 -------      --------   -----------  -----------       -------       -----------  -----------

   1,970       (10,506)    5,955,039   15,603,787        73,661        42,400,252   44,313,773

  60,792        71,298    15,603,787            0             0        44,313,773            0
 -------      --------   -----------  -----------       -------       -----------  -----------
 $62,762      $ 60,792   $21,558,826  $15,603,787       $73,661       $86,714,025  $44,313,773
 =======      ========   ===========  ===========       =======       ===========  ===========

   5,634         6,040     1,301,756            0             0         4,834,702            0
 -------      --------   -----------  -----------       -------       -----------  -----------
      47             0     1,322,912    2,159,107         8,093         4,842,479    5,650,666
    (508)         (406)     (888,141)    (857,351)         (677)       (1,083,168)    (815,964)
 -------      --------   -----------  -----------       -------       -----------  -----------
   5,173         5,634     1,736,527    1,301,756         7,416         8,594,013    4,834,702
 =======      ========   ===========  ===========       =======       ===========  ===========

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A48

                    PRELIMINARY UNAUDITED FINANCIAL DATA OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2012 and 2011

                                                                SUBACCOUNTS
                                   -------------------------------------------------------------------------
                                   WELLS FARGO ADVANTAGE VT   AST PRUDENTIAL CORE BOND  AST NEUBERGER BERMAN
                                   OPPORTUNITY FUND - CLASS 1        PORTFOLIO           CORE BOND PORTFOLIO
                                   -------------------------  ----------------------   ----------------------
                                   01/01/2012    8/26/2011*   01/01/2012   10/31/2011* 01/01/2012  10/31/2011*
                                       TO            TO           TO           TO          TO          TO
                                   12/31/2012    12/31/2011   12/31/2012   12/31/2011  12/31/2012  12/31/2011
                                   ----------    ----------   ----------   ----------- ----------  -----------
OPERATIONS
  Net investment income (loss)....  $ (2,561)     $ (1,571)   $  (53,632)   $   (370)  $  (31,297)  $   (518)
  Capital gains distributions
   received.......................        71             0         6,348           0        1,317          0
  Realized gain (loss) on shares
   redeemed.......................    14,141            80        44,175          18        5,928          2
  Net change in unrealized gain
   (loss) on investments..........    22,873        13,571       175,383       2,915       77,269      3,106
                                    --------      --------    ----------    --------   ----------   --------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS................    34,524        12,080       172,275       2,563       53,217      2,590
                                    --------      --------    ----------    --------   ----------   --------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments.....         0             0     5,253,420     270,483    2,430,686    333,800
  Annuity Payments................         0             0             0           0            0          0
  Surrenders, withdrawals and
   death benefits.................   (91,868)       (2,734)      (26,732)          0      (19,376)         0
  Net transfers between other
   subaccounts or fixed rate
   option.........................    (1,008)      258,727     1,100,495      87,261      730,285    108,042
  Withdrawal and other charges....       (29)            0       (24,447)         (3)     (17,869)      (143)
                                    --------      --------    ----------    --------   ----------   --------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS...................   (92,905)      255,993     6,302,736     357,741    3,123,726    441,699
                                    --------      --------    ----------    --------   ----------   --------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS..................   (58,381)      268,073     6,475,010     360,304    3,176,943    444,289

NET ASSETS
  Beginning of period.............   268,073             0       360,304           0      444,289          0
                                    --------      --------    ----------    --------   ----------   --------
  End of period...................  $209,692      $268,073    $6,835,314    $360,304   $3,621,232   $444,289
                                    ========      ========    ==========    ========   ==========   ========

  Beginning units.................    25,046             0        35,775           0       44,118          0
                                    --------      --------    ----------    --------   ----------   --------
  Units issued....................        60        26,209       937,632      37,586      388,938     46,069
  Units redeemed..................    (7,898)       (1,163)     (330,257)     (1,811)     (84,543)    (1,951)
                                    --------      --------    ----------    --------   ----------   --------
  Ending units....................    17,208        25,046       643,150      35,775      348,513     44,118
                                    ========      ========    ==========    ========   ==========   ========

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A49

                                 SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------
               AST FRANKLIN TEMPLETON AST NEW DISCOVERY AST WESTERN ASSET     AST MFS
   AST BOND        FOUNDING FUNDS     ASSET ALLOCATION  EMERGING MARKETS     LARGE-CAP
PORTFOLIO 2023  ALLOCATION PORTFOLIO      PORTFOLIO      DEBT PORTFOLIO   VALUE PORTFOLIO
-------------- ---------------------- ----------------- ----------------- ---------------
  1/3/2012*          4/30/2012*          4/30/2012*        8/20/2012*       8/20/2012*
      TO                 TO                  TO                TO               TO
  12/31/2012         12/31/2012          12/31/2012        12/31/2012       12/31/2012
-------------- ---------------------- ----------------- ----------------- ---------------
  $  (24,877)       $   (981,950)        $   (29,116)        $   (80)         $   (98)
           0                   0                   0               0                0
       7,752            (464,899)           (116,623)            (14)             (57)
      34,932           3,799,884             835,954             575              232
  ----------        ------------         -----------         -------          -------

      17,806           2,353,035             690,215             481               78
  ----------        ------------         -----------         -------          -------

           0          26,496,095           7,175,938          67,353              184
           0                   0                   0               0                0
     (73,375)           (678,968)           (167,655)              0                0
   3,964,015         182,098,416          16,016,273            (137)          39,974
           0            (540,950)           (114,215)              0              (39)
  ----------        ------------         -----------         -------          -------

   3,890,641         207,374,594          22,910,342          67,215           40,119
  ----------        ------------         -----------         -------          -------

   3,908,447         209,727,629          23,600,557          67,696           40,197

           0                   0                   0               0                0
  ----------        ------------         -----------         -------          -------
  $3,908,447        $209,727,629         $23,600,557         $67,696          $40,197
  ==========        ============         ===========         =======          =======

           0                   0                   0               0                0
  ----------        ------------         -----------         -------          -------
     414,532          22,006,729           2,936,117           8,144            4,154
     (38,366)         (2,495,985)           (650,876)         (1,634)            (211)
  ----------        ------------         -----------         -------          -------
     376,166          19,510,744           2,285,241           6,510            3,943
  ==========        ============         ===========         =======          =======

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE PRELIMINARY UNAUDITED
                                FINANCIAL DATA.

                                      A50

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                               DECEMBER 31, 2012

NOTE 1: GENERAL

        Pruco Life of New Jersey Flexible Premium Variable Annuity Account (the "Account") was established on May 20, 1996 under New Jersey law as a separate investment account of Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"), which is a wholly-owned subsidiary of Pruco Life Insurance Company (an Arizona domiciled company) and is indirectly wholly-owned by The Prudential Insurance Company of America ("Prudential"), a wholly-owned subsidiary of Prudential Financial, Inc. ("PFI"). Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Pruco Life of New Jersey's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business Pruco Life of New Jersey may conduct. Proceeds from purchases of Strategic Partners Variable Annuity One, Strategic Partners Variable Annuity One 3, Strategic Partners Select, Strategic Partners Advisor, Strategic Partners Plus, Strategic Partners FlexElite, Discovery Select and Discovery Choice Variable Annuity Contracts, and Prudential Premier B, L, X Series, Prudential Premier Bb Series, Prudential Premier Retirement, X, B, L, C Series, Prudential Premier Advisor Series and Prudential Premier Retirement Variable Annuity contracts are invested in the Account.

        The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is a funding vehicle for individual variable annuity contracts. There are one hundred and fifteen subaccounts within the Account. Each contract offers the option to invest in various subaccounts, each of which invests in either a corresponding portfolio of The Prudential Series Fund, Advanced Series Trust, (collectively the "Series Fund") or one of the non-Prudential administered funds (collectively, the "Portfolios"). Investment options vary by contract.

        The name of each Portfolio and the corresponding subaccount name are as follows:


Invesco V.I. Core Equity Fund
AllianceBernstein VPS Large Cap Growth Portfolio Class B
American Century VP Value Fund
AST Goldman Sachs Large-Cap Value Portfolio
AST T. Rowe Price Large-Cap Growth Portfolio
AST American Century Income & Growth Portfolio**
AST Schroders Multi-Asset World Strategies Portfolio
AST Money Market Portfolio
AST Cohen & Steers Realty Portfolio
AST J.P. Morgan Strategic Opportunities Portfolio
AST BlackRock Value Portfolio
AST High Yield Portfolio
AST Federated Aggressive Growth Portfolio
AST Mid-Cap Value Portfolio
AST Small-Cap Value Portfolio
AST Goldman Sachs Concentrated Growth Portfolio
AST Goldman Sachs Mid-Cap Growth Portfolio
AST Goldman Sachs Small-Cap Value Portfolio
AST Large-Cap Value Portfolio
AST Lord Abbett Core Fixed Income Portfolio
AST Marsico Capital Growth Portfolio
AST MFS Growth Portfolio
AST Neuberger Berman Mid-Cap Growth Portfolio
AST Neuberger Berman / LSV Mid-Cap Value Portfolio
AST Small-Cap Growth Portfolio
AST PIMCO Limited Maturity Bond Portfolio
AST PIMCO Total Return Bond Portfolio
AST T. Rowe Price Equity Income Portfolio
AST QMA US Equity Alpha Portfolio
AST T. Rowe Price Natural Resources Portfolio
AST T. Rowe Price Asset Allocation Portfolio
AST International Value Portfolio
AST MFS Global Equity Portfolio
AST JPMorgan International Equity Portfolio
AST T. Rowe Price Global Bond Portfolio
AST International Growth Portfolio
AST Wellington Management Hedged Equity Portfolio
AST Capital Growth Asset Allocation Portfolio
AST Academic Strategies Asset Allocation Portfolio
AST Balanced Asset Allocation Portfolio
AST Preservation Asset Allocation Portfolio
AST First Trust Balanced Target Portfolio
AST First Trust Capital Appreciation Target Portfolio
AST Advanced Strategies Portfolio
AST Schroders Global Tactical Portfolio
AST CLS Moderate Asset Allocation Portfolio
AST J.P. Morgan Global Thematic Portfolio

                                      A51

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                               DECEMBER 31, 2012

NOTE 1: GENERAL (CONTINUED)

AST Horizon Moderate Asset Allocation Portfolio
AST FI Pyramis(R) Asset Allocation Portfolio
AST Investment Grade Bond Portfolio
AST Western Asset Core Plus Bond Portfolio
AST Bond Portfolio 2016*
AST Bond Portfolio 2018
AST Bond Portfolio 2019
AST Global Real Estate Portfolio
AST Parametric Emerging Markets Equity Portfolio
AST Bond Portfolio 2020
AST Jennison Large-Cap Value Portfolio
AST Jennison Large-Cap Growth Portfolio
AST Bond Portfolio 2017
AST Bond Portfolio 2021
AST Bond Portfolio 2022
AST Quantitative Modeling Portfolio
AST BlackRock Global Strategies Portfolio
AST Prudential Core Bond Portfolio
AST Neuberger Berman Core Bond Portfolio
AST Bond Portfolio 2023
AST Franklin Templeton Founding Funds Allocation Portfolio
AST New Discovery Asset Allocation Portfolio
AST Western Asset Emerging Markets Debt Portfolio
AST MFS Large-Cap Value Portfolio
Davis Value Portfolio
Prudential SP International Value Portfolio
Prudential Diversified Bond Portfolio
Prudential SP Prudential U.S. Emerging Growth Portfolio
Prudential Value Portfolio
Prudential Equity Portfolio
Prudential Jennison 20/20 Focus Portfolio
Franklin Templeton VIP Founding Funds Allocation Fund**
FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class 2
Prudential Global Portfolio
Prudential High Yield Bond Portfolio
Janus Aspen Janus Portfolio - Service Shares
Prudential SP International Growth Portfolio
Prudential Jennison Portfolio
Janus Aspen Janus Portfolio - Institutional Shares
Janus Aspen Overseas Portfolio - Institutional Shares
NVIT Developing Markets Fund
MFS(R) Growth Series - Initial Class
MFS(R) Research Series - Initial Class
Prudential Money Market Portfolio
ProFund VP Consumer Services
ProFund VP Consumer Goods Portfolio
ProFund VP Financials
ProFund VP Health Care
ProFund VP Industrials
ProFund VP Mid-Cap Growth
ProFund VP Mid-Cap Value
ProFund VP Real Estate
ProFund VP Small-Cap Growth
ProFund VP Small-Cap Value
ProFund VP Telecommunications
ProFund VP Utilities
ProFund VP Large-Cap Growth
ProFund VP Large-Cap Value
Prudential Small Capitalization Stock Portfolio
Prudential SP Small Cap Value Portfolio
Prudential Stock Index Portfolio
T. Rowe Price Equity Income Portfolio
T. Rowe Price International Stock Portfolio
Wells Fargo Advantage VT International Equity Portfolio Share Class 1 Wells Fargo Advantage VT Omega Growth Portfolio Share Class 1
Wells Fargo Advantage VT Opportunity Fund - Class 1
Wells Fargo Advantage VT Small Cap Value Portfolio Share Class 1
Wells Fargo Advantage VT Small Cap Growth Portfolio Share Class 1*
        --------
        * Subaccount available for investment, but had no assets as of December 31, 2012

        ** Subaccount no longer available for investment as of December 31, 2012

        The Series Funds are diversified open-ended management investment companies, and each portfolio of the Series Funds is managed by affiliates of Prudential. Each of the variable investment options of the Account indirectly bears exposure to the market, credit and liquidity risks of the portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Series Funds and externally managed portfolios. Additional information on these subaccounts is available upon request to the appropriate companies.

                                      A52

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                               DECEMBER 31, 2012

NOTE 1: GENERAL (CONTINUED)


        The following table sets forth the dates on which mergers took place in the Account along with relevant information pertaining to each merger. The transfers from the old subaccounts to the new subaccounts are reflected in the Statement of Changes in Net Assets for the year ended December 31, 2012 as net transfers between subaccounts. The transfers occurred as follows:

                                          PRELIMINARY UNAUDITED
                              ---------------------------------------------
                                REMOVED PORTFOLIO     SURVIVING PORTFOLIO
    MAY 04, 2012              ---------------------- ----------------------
                               AST AMERICAN CENTURY    AST NEW DISCOVERY
                                 INCOME & GROWTH        ASSET ALLOCATION
                                    PORTFOLIO              PORTFOLIO
                              ---------------------- ----------------------
    Shares Outstanding.......         1,223,842              1,744,114
    Value....................      $      14.25           $      10.00
    Net assets before merger.      $ 17,439,741           $     87,519
    Net assets after merger..      $          0           $ 17,527,259

                                          PRELIMINARY UNAUDITED
                              ---------------------------------------------
                                REMOVED PORTFOLIO     SURVIVING PORTFOLIO
    SEPTEMBER 21, 2012        ---------------------- ----------------------
                              FRANKLIN TEMPLETON VIP AST FRANKLIN TEMPLETON
                                  FOUNDING FUNDS         FOUNDING FUNDS
                                 ALLOCATION FUND      ALLOCATION PORTFOLIO
                              ---------------------- ----------------------
    Shares Outstanding.......        22,385,254             17,422,772
    Value....................      $       8.36           $      10.74
    Net assets before merger.      $187,120,575           $ 18,552,141
    Net assets after merger..      $          0           $205,672,716

NOTE 2: SIGNIFICANT ACCOUNTING POLICIES

        The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates.

        Investments--The investments in shares of the portfolios are stated at the net asset value of the respective portfolios, which is obtained from the custodian and is based on the fair value of the underlying securities in the respective portfolios. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable subaccount.

        Security Transactions--Realized gains and losses on security transactions are determined based upon an average cost of the investment sold. Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold.

        Dividend Income and Distributions Received--Dividend and capital gain distributions received are reinvested in additional shares of the portfolios and are recorded on the ex-distribution date.

        NEW ACCOUNTING PRONOUNCEMENTS

        Effective January 1, 2012, the Account adopted, prospectively, updated guidance regarding the fair value measurements and disclosure requirements. The updated guidance clarifies existing guidance related to the application of fair value measurement methods and requires expanded disclosures. The expanded disclosures required by this guidance are included in Note 3. Adoption of this guidance did not have a material effect on the Account's net assets or results of operations.

                                      A53

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                               DECEMBER 31, 2012

NOTE 3: FAIR VALUE


        Fair Value Measurement--Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance around fair value established a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

        Level 1--Fair value is based on unadjusted quoted prices in active markets that are accessible to the Account for identical assets or liabilities. These generally provide the most reliable evidence and are used to measure fair value whenever available. Active markets are defined as having the following characteristics for the measured asset/liability: (i) many transactions, (ii) current prices,
        (iii) price quotes not varying substantially among market makers,
        (iv) narrow bid/ask spreads and (v) most information publicly available. Investments which have a net asset value which is readily available to the public are classified as Level 1.

        Level 2--Fair value is based on significant inputs, other than Level 1 inputs, that are observable for the asset, either directly or indirectly, for substantially the full term of the asset through corroboration with observable market data. Level 2 inputs include quoted market prices in active markets for similar assets and liabilities, quoted market prices in markets that are not active for identical or similar assets or liabilities, and other market observable inputs. Investments which have a net asset value which is only available to institutional clients are classified as Level 2.

        Level 3--Fair value is based on at least one or more significant unobservable inputs for the asset or liability. These inputs reflect the Account's assumptions about the inputs market participants would use in pricing the asset or liability. As of December 31, 2012, the Account did not have any Level 3 assets or liabilities.

        As of December 31, 2012, all funds have been classified as Level 1 with the exception of proprietary funds, consisting of Series Fund, and any non-proprietary funds not available for public investment, which are classified as Level 2. The Level 2 fund balances of assets and liabilities measured at fair value on a recurring basis, as of December 31, 2012, are presented below.

                                                          PRELIMINARY UNAUDITED
                                                          ---------------------
Proprietary Funds (AST & PruSeries)......................    $5,675,147,971
AllianceBernstein VPS Large Cap Growth Portfolio Class B.    $      457,152
Davis Value Portfolio....................................    $    2,130,939
Janus Aspen Janus Portfolio - Service Shares.............    $      389,239
Janus Aspen Janus Portfolio - Institutional Shares.......    $    5,085,360
Janus Aspen Overseas Portfolio - Institutional Shares....    $    8,556,231
NVIT Developing Markets Fund.............................    $      665,169
ProFund VP Consumer Services.............................    $      329,782
ProFund VP Consumer Goods Portfolio......................    $      309,540
ProFund VP Financials....................................    $      469,299
ProFund VP Health Care...................................    $      374,852
ProFund VP Industrials...................................    $      315,112
ProFund VP Mid-Cap Growth................................    $      119,203
ProFund VP Mid-Cap Value.................................    $       69,651
ProFund VP Real Estate...................................    $      144,105
ProFund VP Small-Cap Growth..............................    $       31,817

                                      A54

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                               DECEMBER 31, 2012

NOTE 3: FAIR VALUE (CONTINUED)

                                                                       PRELIMINARY UNAUDITED
                                                                       ---------------------
ProFund VP Small-Cap Value............................................       $ 20,483
ProFund VP Telecommunications.........................................       $246,598
ProFund VP Utilities..................................................       $211,621
ProFund VP Large-Cap Growth...........................................       $ 49,185
ProFund VP Large-Cap Value............................................       $ 75,397
Wells Fargo Advantage VT International Equity Portfolio Share Class 1.       $219,724
Wells Fargo Advantage VT Omega Growth Portfolio Share Class 1.........       $365,261
Wells Fargo Advantage VT Opportunity Fund - Class 1...................       $209,692
Wells Fargo Advantage VT Small Cap Value Portfolio Share Class 1......       $ 62,762

        During the twelve months ended December 31, 2012, there were no transfers between Level 1 and Level 2.

NOTE 4: TAXES

        Pruco Life of New Jersey is taxed as a "life insurance company" as defined by the Internal Revenue Code. The results of operations of the Account form a part of PFI's consolidated federal tax return. No federal, state or local income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Prudential management will review periodically the status of the policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

NOTE 5: PURCHASES AND SALES OF INVESTMENTS

        The aggregate costs of purchases and proceeds from sales, excluding distributions received and reinvested, of investments in the portfolios for the year ended December 31, 2012 were as follows:

                                                           PRELIMINARY UNAUDITED
                                                          -----------------------
                                                           PURCHASES     SALES
                                                          ----------- -----------
Invesco V.I. Core Equity Fund............................ $    71,449 $ 1,277,570
AllianceBernstein VPS Large Cap Growth Portfolio Class B. $    21,865 $   105,419
American Century VP Value Fund........................... $    42,420 $   456,170
AST Goldman Sachs Large-Cap Value Portfolio.............. $ 8,725,710 $ 4,433,279
AST T. Rowe Price Large-Cap Growth Portfolio............. $23,762,298 $ 8,629,713
AST American Century Income & Growth Portfolio........... $ 5,680,369 $17,971,313
AST Schroders Multi-Asset World Strategies Portfolio..... $89,939,851 $44,846,041
AST Money Market Portfolio............................... $26,425,402 $28,392,768
AST Cohen & Steers Realty Portfolio...................... $11,808,430 $ 4,318,515
AST J.P. Morgan Strategic Opportunities Portfolio........ $67,107,923 $18,917,412
AST BlackRock Value Portfolio............................ $10,761,326 $ 4,225,851
AST High Yield Portfolio................................. $13,787,466 $ 5,808,873
AST Federated Aggressive Growth Portfolio................ $11,125,237 $ 7,033,472
AST Mid-Cap Value Portfolio.............................. $ 6,258,251 $ 3,618,022
AST Small-Cap Value Portfolio............................ $ 5,588,603 $ 3,300,888
AST Goldman Sachs Concentrated Growth Portfolio.......... $ 9,799,562 $ 4,901,500
AST Goldman Sachs Mid-Cap Growth Portfolio............... $14,369,805 $ 6,580,513
AST Goldman Sachs Small-Cap Value Portfolio.............. $13,292,139 $ 6,442,850
AST Large-Cap Value Portfolio............................ $ 8,249,364 $ 2,470,621
AST Lord Abbett Core Fixed Income Portfolio.............. $27,580,755 $ 7,121,502
AST Marsico Capital Growth Portfolio..................... $20,213,896 $10,836,464
AST MFS Growth Portfolio................................. $ 7,702,637 $ 2,808,399
AST Neuberger Berman Mid-Cap Growth Portfolio............ $14,486,391 $ 6,592,186

                                      A55

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                               DECEMBER 31, 2012

NOTE 5: PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                               PRELIMINARY UNAUDITED
                                                            ---------------------------
                                                             PURCHASES       SALES
                                                            ------------ --------------
AST Neuberger Berman / LSV Mid-Cap Value Portfolio......... $ 10,373,511 $    5,019,573
AST Small-Cap Growth Portfolio............................. $  9,221,964 $    4,178,605
AST PIMCO Limited Maturity Bond Portfolio.................. $ 14,645,917 $    9,383,297
AST PIMCO Total Return Bond Portfolio...................... $118,470,059 $   43,344,911
AST T. Rowe Price Equity Income Portfolio.................. $ 16,383,336 $    4,696,607
AST QMA US Equity Alpha Portfolio.......................... $  6,781,988 $    3,474,052
AST T. Rowe Price Natural Resources Portfolio.............. $ 20,411,517 $   11,293,669
AST T. Rowe Price Asset Allocation Portfolio............... $316,720,327 $   76,571,698
AST International Value Portfolio.......................... $  4,627,129 $    2,598,234
AST MFS Global Equity Portfolio............................ $  8,908,651 $    4,196,392
AST JPMorgan International Equity Portfolio................ $ 11,754,146 $    7,127,204
AST T. Rowe Price Global Bond Portfolio.................... $  9,635,799 $    4,143,565
AST International Growth Portfolio......................... $  8,798,644 $    4,922,623
AST Wellington Management Hedged Equity Portfolio.......... $ 26,770,358 $    5,792,605
AST Capital Growth Asset Allocation Portfolio.............. $190,563,235 $  102,293,562
AST Academic Strategies Asset Allocation Portfolio......... $145,152,253 $   79,786,279
AST Balanced Asset Allocation Portfolio.................... $234,714,613 $  104,342,495
AST Preservation Asset Allocation Portfolio................ $162,339,286 $   34,266,824
AST First Trust Balanced Target Portfolio.................. $141,115,036 $   49,268,223
AST First Trust Capital Appreciation Target Portfolio...... $155,858,950 $   63,987,449
AST Advanced Strategies Portfolio.......................... $228,645,784 $   64,282,716
AST Schroders Global Tactical Portfolio.................... $125,307,798 $   43,843,613
AST CLS Moderate Asset Allocation Portfolio................ $144,968,657 $   38,426,116
AST J.P. Morgan Global Thematic Portfolio.................. $ 77,036,464 $   27,281,983
AST Horizon Moderate Asset Allocation Portfolio............ $ 69,955,075 $   26,475,860
AST FI Pyramis(R) Asset Allocation Portfolio............... $ 84,056,580 $   26,722,575
AST Investment Grade Bond Portfolio........................ $932,831,372 $1,385,602,531
AST Western Asset Core Plus Bond Portfolio................. $ 28,748,378 $   15,008,594
AST Bond Portfolio 2018.................................... $  7,331,308 $    7,664,054
AST Bond Portfolio 2019.................................... $  2,528,043 $      271,583
AST Global Real Estate Portfolio........................... $  4,566,667 $    2,077,237
AST Parametric Emerging Markets Equity Portfolio........... $ 20,731,809 $   12,330,400
AST Bond Portfolio 2020.................................... $    124,049 $      748,375
AST Jennison Large-Cap Value Portfolio..................... $  4,554,470 $    2,311,787
AST Jennison Large-Cap Growth Portfolio.................... $  7,823,626 $    2,682,144
AST Bond Portfolio 2017.................................... $  9,869,836 $   10,199,839
AST Bond Portfolio 2021.................................... $ 11,105,051 $   18,634,927
AST Bond Portfolio 2022.................................... $ 14,850,364 $   10,074,030
AST Quantitative Modeling Portfolio........................ $     76,307 $        7,024
AST BlackRock Global Strategies Portfolio.................. $ 43,427,082 $    8,012,071
AST Prudential Core Bond Portfolio......................... $  8,963,340 $    2,720,558
AST Neuberger Berman Core Bond Portfolio................... $  3,444,864 $      357,511
AST Bond Portfolio 2023.................................... $  4,225,471 $      359,708
AST Franklin Templeton Founding Funds Allocation Portfolio. $227,085,047 $   20,692,403
AST New Discovery Asset Allocation Portfolio............... $ 27,498,355 $    4,797,438
AST Western Asset Emerging Markets Debt Portfolio.......... $     83,933 $       16,798
AST MFS Large-Cap Value Portfolio.......................... $     42,200 $        2,179
Davis Value Portfolio...................................... $     33,723 $      350,398
Prudential SP International Value Portfolio................ $    149,286 $      806,935
Prudential Diversified Bond Portfolio...................... $    198,542 $    3,786,185
Prudential SP Prudential U.S. Emerging Growth Portfolio.... $    129,335 $    2,275,093
Prudential Value Portfolio................................. $    293,081 $    4,654,650
Prudential Equity Portfolio................................ $    315,505 $    2,992,968
Prudential Jennison 20/20 Focus Portfolio.................. $    124,855 $      565,140
Franklin Templeton VIP Founding Funds Allocation Fund...... $ 94,960,979 $  232,585,350

                                      A56

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                               DECEMBER 31, 2012

NOTE 5: PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                                        PRELIMINARY UNAUDITED
                                                                       -----------------------
                                                                       PURCHASES     SALES
                                                                       ---------- ------------
FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class 2......... $  101,081 $    336,909
Prudential Global Portfolio........................................... $   44,166 $    731,672
Prudential High Yield Bond Portfolio.................................. $  654,597 $  3,923,801
Janus Aspen Janus Portfolio - Service Shares.......................... $   17,644 $    124,235
Prudential SP International Growth Portfolio.......................... $   63,173 $    611,357
Prudential Jennison Portfolio......................................... $  117,403 $  3,738,579
Janus Aspen Janus Portfolio - Institutional Shares.................... $   22,333 $    805,837
Janus Aspen Overseas Portfolio - Institutional Shares................. $  154,473 $  1,437,826
NVIT Developing Markets Fund.......................................... $   45,901 $    154,752
MFS(R) Growth Series - Initial Class.................................. $   31,348 $    887,755
MFS(R) Research Series - Initial Class................................ $    3,876 $    275,902
Prudential Money Market Portfolio..................................... $4,226,615 $  7,710,705
ProFund VP Consumer Services.......................................... $   49,172 $    109,701
ProFund VP Consumer Goods Portfolio................................... $   58,144 $     93,890
ProFund VP Financials................................................. $  103,357 $    203,182
ProFund VP Health Care................................................ $   84,235 $    142,026
ProFund VP Industrials................................................ $  106,404 $    127,367
ProFund VP Mid-Cap Growth............................................. $   47,191 $     28,854
ProFund VP Mid-Cap Value.............................................. $   16,365 $     41,255
ProFund VP Real Estate................................................ $   60,955 $     45,482
ProFund VP Small-Cap Growth........................................... $   14,320 $     12,056
ProFund VP Small-Cap Value............................................ $    3,018 $      4,909
ProFund VP Telecommunications......................................... $   54,031 $    107,062
ProFund VP Utilities.................................................. $   78,652 $    127,291
ProFund VP Large-Cap Growth........................................... $   38,005 $     30,640
ProFund VP Large-Cap Value............................................ $   16,488 $     98,683
Prudential Small Capitalization Stock Portfolio....................... $   42,407 $    753,400
Prudential SP Small Cap Value Portfolio............................... $  392,146 $  2,328,600
Prudential Stock Index Portfolio...................................... $1,664,422 $  5,845,635
T. Rowe Price Equity Income Portfolio................................. $   83,572 $  1,063,971
T. Rowe Price International Stock Portfolio........................... $   57,454 $    171,767
Wells Fargo Advantage VT International Equity Portfolio Share Class 1. $   10,802 $     25,030
Wells Fargo Advantage VT Omega Growth Portfolio Share Class 1......... $    4,186 $     31,057
Wells Fargo Advantage VT Opportunity Fund - Class 1................... $      682 $     97,338
Wells Fargo Advantage VT Small Cap Value Portfolio Share Class 1...... $      247 $      6,670

NOTE 6: RELATED PARTY TRANSACTIONS

        PFI and its affiliates perform various services on behalf of the portfolios of the Series Fund in which the Account invests and may receive fees for the services performed. These services include, among other things, investment management, subadvisory, shareholder communications, preparation, postage, fund transfer agency and various other record keeping, administrative and customer service functions.

        The Prudential Series Fund has entered into a management agreement with Prudential Investments LLC ("PI") and the Advanced Series Trust has entered into an agreement with PI and AST Investment Services, Inc, both indirect, wholly-owned subsidiaries of PFI (together the "Investment Managers"). Pursuant to these agreements, the Investment Managers have responsibility for all investment advisory services and supervise the subadvisors' performance of such services with respect to each portfolio. The Investment Managers entered into subadvisory agreements with several subadvisors, including Prudential Investment Management, Inc. and Jennison Associates LLC, which are indirect, wholly-owned subsidiaries of PFI.

                                      A57

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                               DECEMBER 31, 2012

NOTE 6: RELATED PARTY TRANSACTIONS (CONTINUED)


        The Series Fund has distribution agreements with Prudential Investment Management Services LLC ("PIMS"), an indirect, wholly-owned subsidiary of PFI, which acts as the distributor of the Class I and Class II shares of the Series Fund. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the portfolios of the Series Fund. However, service fees are paid to PIMS as distributor of the Class II shares of the portfolios of the Series Fund. The Investment Managers have agreed to reimburse certain portfolios of the Series Fund the portion of the management fee for that Portfolio equal to the amount that the aggregate annual ordinary operating expenses (excluding interest, taxes, brokerage commissions, and acquired fund expenses, as applicable) exceeds various agreed upon percentages of the portfolio's average daily net assets.

        PI has voluntarily agreed to waive a portion of its management fee equal to an annual rate of 0.05% of the average daily net assets of the Stock Index Portfolio. The waiver is voluntary and may be modified or terminated by PI at any time without notice.

        Prudential Mutual Fund Services LLC, an affiliate of the Investment Managers and an indirect, wholly-owned subsidiary of PFI, serves as the transfer agent of each portfolio of the Series Fund.

        The Account has extensive transactions and relationships with Prudential and other affiliates. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties.

NOTE 7: PRELIMINARY UNAUDITED FINANCIAL HIGHLIGHTS

        Pruco Life of New Jersey sells a number of variable annuity products that are funded by the Account. These products have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

        The following table was developed by determining which products offered by Pruco Life of New Jersey and funded by the Account have the lowest and highest expense ratio. Only product designs within each subaccount that had units outstanding throughout the respective periods were considered when determining the lowest and highest expense ratio. The summary may not reflect the minimum and maximum contract charges offered by Pruco Life of New Jersey as contract owners may not have selected all available and applicable contract options.

                                                PRELIMINARY UNAUDITED
                   ----------------------------------------------------------------------------------
                              AT YEAR ENDED                            FOR YEAR ENDED
                   ------------------------------------  ---------------------------------------------
                                                  NET    INVESTMENT
                   UNITS       UNIT VALUE        ASSETS    INCOME   EXPENSE RATIO**    TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST    (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ---------------------  ------- ---------- -----------------  ----------------
                                          PRUDENTIAL MONEY MARKET PORTFOLIO
                   ----------------------------------------------------------------------------------
December 31, 2012  12,369 $0.99202 to  $10.12341 $15,401   0.01%    1.00%  to   1.80%  -1.80% to  -0.98%
December 31, 2011  15,082 $1.01024 to  $10.22387 $18,883   0.02%    1.00%  to   1.80%  -1.77% to  -0.96%
December 31, 2010  18,414 $1.02843 to  $10.32322 $22,913   0.03%    1.00%  to   1.80%  -1.73% to  -0.96%
December 31, 2009  15,430 $1.04657 to  $10.42341 $18,850   0.43%    1.00%  to   1.80%  -1.40% to  -0.60%
December 31, 2008  23,300 $1.06138 to  $ 1.37270 $28,397   2.59%    1.35%  to   1.80%   0.82% to   1.30%

                                        PRUDENTIAL DIVERSIFIED BOND PORTFOLIO
                   ----------------------------------------------------------------------------------
December 31, 2012  10,433 $2.02539 to  $ 2.45301 $25,550   4.37%    1.35%  to   1.65%   8.88% to   9.20%
December 31, 2011  11,805 $1.86014 to  $ 2.24741 $26,479   4.28%    1.35%  to   1.65%   5.78% to   6.08%
December 31, 2010  13,115 $1.75857 to  $ 2.11964 $27,736   4.18%    1.35%  to   1.65%   8.78% to   9.10%
December 31, 2009  15,202 $1.61669 to  $ 1.94392 $29,488   4.69%    1.35%  to   1.65%  18.56% to  18.91%
December 31, 2008  17,358 $1.36361 to  $ 1.63556 $28,332   5.12%    1.35%  to   1.65%  -5.02% to  -4.74%

                                      A58

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                               DECEMBER 31, 2012

NOTE 7: PRELIMINARY UNAUDITED FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 PRELIMINARY UNAUDITED
                   ------------------------------------------------------------------------------------
                              AT YEAR ENDED                             FOR YEAR ENDED
                   ------------------------------------  -----------------------------------------------
                                                  NET    INVESTMENT
                   UNITS       UNIT VALUE        ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST    (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ---------------------  ------- ---------- -----------------  ------------------
                                              PRUDENTIAL EQUITY PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2012   9,808 $1.28661 to  $ 2.19998 $20,375   0.59%    1.35%  to   1.80%   11.67% to   12.17%
December 31, 2011  11,025 $1.15047 to  $ 1.96226 $20,353   0.68%    1.35%  to   1.80%   -5.17% to   -4.75%
December 31, 2010  12,475 $1.21137 to  $ 2.06117 $24,170   0.80%    1.35%  to   1.80%    9.93% to   10.41%
December 31, 2009  14,144 $1.10036 to  $ 1.86775 $24,855   1.61%    1.35%  to   1.80%   35.71% to   36.32%
December 31, 2008  15,829 $0.80955 to  $ 1.37073 $20,459   1.45%    1.35%  to   1.80%  -39.25% to  -38.98%

                                              PRUDENTIAL VALUE PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2012  12,843 $1.44440 to  $ 2.83999 $28,402   0.98%    1.35%  to   1.80%   12.59% to   13.09%
December 31, 2011  14,821 $1.28292 to  $ 2.51241 $28,787   1.02%    1.35%  to   1.80%   -7.24% to   -6.83%
December 31, 2010  16,908 $1.38306 to  $ 2.69800 $34,989   0.96%    1.35%  to   1.80%   11.85% to   12.34%
December 31, 2009  11,984 $1.23652 to  $ 2.40272 $25,088   2.06%    1.35%  to   1.80%   39.42% to   40.04%
December 31, 2008  13,276 $0.88692 to  $ 1.71665 $19,943   1.88%    1.35%  to   1.80%  -43.32% to  -43.07%

                                         PRUDENTIAL HIGH YIELD BOND PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2012   5,737 $1.95903 to  $13.63244 $21,224   6.93%    1.35%  to   1.80%   12.40% to   12.90%
December 31, 2011   6,482 $1.74036 to  $12.08103 $21,605   7.44%    1.35%  to   2.10%    2.94% to    3.69%
December 31, 2010   7,412 $1.68340 to  $11.65524 $24,396   8.33%    1.35%  to   2.10%   11.70% to   12.53%
December 31, 2009   8,610 $1.50037 to  $10.36252 $25,112   6.10%    1.35%  to   1.80%    3.16% to   45.21%
December 31, 2008   9,067 $1.03639 to  $ 1.28867 $11,670   8.56%    1.35%  to   1.65%  -23.54% to  -23.32%

                                           PRUDENTIAL STOCK INDEX PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2012  12,164 $0.99473 to  $ 2.24908 $23,537   1.70%    1.35%  to   1.75%   13.69% to   14.14%
December 31, 2011  14,344 $0.87367 to  $ 1.97156 $24,118   1.61%    1.35%  to   1.75%    0.20% to    0.60%
December 31, 2010  16,877 $0.87059 to  $ 1.96089 $27,983   1.76%    1.35%  to   1.75%   12.61% to   13.06%
December 31, 2009  19,203 $0.77191 to  $ 1.73514 $28,276   2.83%    1.35%  to   1.75%   23.91% to   24.41%
December 31, 2008  21,057 $0.62211 to  $ 1.39552 $25,023   2.27%    1.35%  to   1.75%  -38.03% to  -37.77%

                                              PRUDENTIAL GLOBAL PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2012   3,127 $0.93051 to  $ 2.00744 $ 5,575   1.61%    1.35%  to   1.80%   15.44% to   15.95%
December 31, 2011   3,495 $0.80450 to  $ 1.73216 $ 5,368   1.57%    1.35%  to   1.80%   -8.62% to   -8.21%
December 31, 2010   4,002 $0.87862 to  $ 1.88807 $ 6,685   1.58%    1.35%  to   1.80%   10.75% to   11.24%
December 31, 2009   4,460 $0.79182 to  $ 1.69810 $ 6,679   2.91%    1.35%  to   1.80%   29.07% to   29.63%
December 31, 2008   4,837 $0.61228 to  $ 1.31055 $ 5,626   1.83%    1.35%  to   1.80%  -43.93% to  -43.68%

                                             PRUDENTIAL JENNISON PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2012  11,491 $0.83026 to  $ 2.39067 $23,688   0.16%    1.35%  to   1.80%   14.12% to   14.63%
December 31, 2011  13,279 $0.72609 to  $ 2.08665 $23,576   0.30%    1.35%  to   1.80%   -1.46% to   -1.03%
December 31, 2010  15,574 $0.73544 to  $ 2.10942 $27,512   0.44%    1.35%  to   1.80%    9.97% to   10.46%
December 31, 2009  16,183 $0.66747 to  $ 1.91072 $26,409   0.68%    1.35%  to   1.80%   40.50% to   41.12%
December 31, 2008  18,563 $0.47423 to  $ 1.35460 $21,442   0.53%    1.35%  to   1.80%  -38.39% to  -38.11%

                                    PRUDENTIAL SMALL CAPITALIZATION STOCK PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2012   1,448 $2.40521 to  $ 3.08419 $ 4,435   0.61%    1.35%  to   1.65%   14.14% to   14.48%
December 31, 2011   1,672 $2.10724 to  $ 2.69556 $ 4,476   0.81%    1.35%  to   1.65%   -1.07% to   -0.78%
December 31, 2010   1,832 $2.13000 to  $ 2.71805 $ 4,950   0.83%    1.35%  to   1.65%   23.89% to   24.25%
December 31, 2009   2,118 $1.71932 to  $ 2.18866 $ 4,611   1.86%    1.35%  to   1.65%   23.15% to   23.51%
December 31, 2008   2,399 $1.39606 to  $ 1.77290 $ 4,234   1.17%    1.35%  to   1.65%  -32.16% to  -31.96%

                                      T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2012   1,240 $1.08327 to  $ 1.48263 $ 1,838   1.28%    1.35%  to   1.65%   16.51% to   16.86%
December 31, 2011   1,305 $0.92976 to  $ 1.26936 $ 1,655   1.44%    1.35%  to   1.65%  -14.25% to  -14.00%
December 31, 2010   1,532 $1.08424 to  $ 1.47671 $ 2,254   0.90%    1.35%  to   1.65%   12.60% to   12.92%
December 31, 2009   1,706 $1.30828 to  $ 1.30828 $ 2,232   2.70%    1.40%  to   1.40%   50.29% to   50.37%
December 31, 2008   1,818 $0.65977 to  $ 0.87049 $ 1,582   1.84%    1.35%  to   1.40%  -49.42% to  -49.39%

                                      A59

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                               DECEMBER 31, 2012

NOTE 7: PRELIMINARY UNAUDITED FINANCIAL HIGHLIGHTS (CONTINUED)

                                                PRELIMINARY UNAUDITED
                   -----------------------------------------------------------------------------------
                              AT YEAR ENDED                            FOR YEAR ENDED
                   -----------------------------------  -----------------------------------------------
                                                 NET    INVESTMENT
                   UNITS       UNIT VALUE       ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)  LOWEST -- HIGHEST    (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ --------------------  ------- ---------- -----------------  ------------------
                                        T. ROWE PRICE EQUITY INCOME PORTFOLIO
                   -----------------------------------------------------------------------------------
December 31, 2012  2,698  $1.55020 to  $2.40943 $ 6,445   2.14%    1.35%  to   1.65%   15.24% to   15.58%
December 31, 2011  3,092  $1.34518 to  $2.08566 $ 6,387   1.73%    1.35%  to   1.65%   -2.32% to   -2.03%
December 31, 2010  3,462  $1.37716 to  $2.13003 $ 7,300   1.89%    1.35%  to   1.65%   13.16% to   13.49%
December 31, 2009  3,901  $1.21705 to  $1.87780 $ 7,273   2.00%    1.35%  to   1.65%   23.55% to   23.93%
December 31, 2008  4,460  $0.98503 to  $1.51606 $ 6,720   2.32%    1.35%  to   1.65%  -37.15% to  -36.96%

                                            INVESCO V.I. CORE EQUITY FUND
                   -----------------------------------------------------------------------------------
December 31, 2012  4,531  $1.05048 to  $2.00552 $ 9,075   0.96%    1.35%  to   1.65%   12.02% to   12.36%
December 31, 2011  5,089  $0.93773 to  $1.78573 $ 9,075   0.95%    1.35%  to   1.65%   -1.68% to   -1.40%
December 31, 2010  5,771  $0.95379 to  $1.81190 $10,423   0.96%    1.35%  to   1.65%    7.77% to    8.09%
December 31, 2009  6,508  $0.88500 to  $1.67706 $10,854   1.83%    1.35%  to   1.65%   26.20% to   26.61%
December 31, 2008  7,327  $0.70126 to  $1.32547 $ 9,665   2.00%    1.35%  to   1.65%  -31.28% to  -31.08%

                                 JANUS ASPEN JANUS PORTFOLIO -- INSTITUTIONAL SHARES
                   -----------------------------------------------------------------------------------
December 31, 2012  2,873  $0.85244 to  $1.77801 $ 5,085   0.55%    1.35%  to   1.65%   16.66% to   17.01%
December 31, 2011  3,289  $0.73068 to  $1.52032 $ 4,977   0.58%    1.35%  to   1.65%   -6.83% to   -6.57%
December 31, 2010  3,767  $0.78421 to  $1.62786 $ 6,073   1.09%    1.35%  to   1.65%   12.67% to   12.99%
December 31, 2009  4,393  $0.69604 to  $1.44140 $ 6,265   0.54%    1.35%  to   1.65%   34.14% to   34.54%
December 31, 2008  4,794  $0.51888 to  $1.07198 $ 5,101   0.72%    1.35%  to   1.65%  -40.70% to  -40.53%

                                JANUS ASPEN OVERSEAS PORTFOLIO -- INSTITUTIONAL SHARES
                   -----------------------------------------------------------------------------------
December 31, 2012  2,538  $1.88205 to  $3.40535 $ 8,556   0.69%    1.35%  to   1.65%   11.62% to   11.96%
December 31, 2011  2,904  $1.68615 to  $3.04341 $ 8,735   0.46%    1.35%  to   1.65%  -33.27% to  -33.07%
December 31, 2010  3,325  $2.52677 to  $4.54962 $14,939   0.68%    1.35%  to   1.65%   23.28% to   23.64%
December 31, 2009  3,937  $2.04970 to  $3.68158 $14,332   0.56%    1.35%  to   1.65%   76.64% to   77.17%
December 31, 2008  4,558  $1.16037 to  $2.07911 $ 9,376   1.19%    1.35%  to   1.65%  -52.89% to  -52.75%

                                       MFS(R) RESEARCH SERIES -- INITIAL CLASS
                   -----------------------------------------------------------------------------------
December 31, 2012    852  $1.87950 to  $1.87950 $ 1,601   0.79%    1.40%  to   1.40%   15.65% to   15.65%
December 31, 2011    990  $1.62522 to  $1.62522 $ 1,609   0.86%    1.40%  to   1.40%   -1.82% to   -1.82%
December 31, 2010  1,149  $1.65543 to  $1.65543 $ 1,902   0.93%    1.40%  to   1.40%   14.29% to   14.29%
December 31, 2009  1,248  $1.44843 to  $1.44843 $ 1,808   1.45%    1.40%  to   1.40%   28.75% to   28.75%
December 31, 2008  1,367  $1.12501 to  $1.12501 $ 1,538   0.56%    1.40%  to   1.40%  -36.97% to  -36.97%

                                        MFS(R) GROWTH SERIES -- INITIAL CLASS
                   -----------------------------------------------------------------------------------
December 31, 2012  3,081  $1.02455 to  $1.91698 $ 5,898   0.00%    1.35%  to   1.65%   15.47% to   15.81%
December 31, 2011  3,507  $0.88728 to  $1.65595 $ 5,790   0.19%    1.35%  to   1.65%   -1.95% to   -1.65%
December 31, 2010  3,975  $0.90488 to  $1.68460 $ 6,677   0.12%    1.35%  to   1.65%   13.46% to   13.80%
December 31, 2009  4,435  $0.79756 to  $1.48114 $ 6,551   0.32%    1.35%  to   1.65%   35.43% to   35.83%
December 31, 2008  4,986  $0.58889 to  $1.09086 $ 5,426   0.24%    1.35%  to   1.65%  -38.43% to  -38.25%

                                            AMERICAN CENTURY VP VALUE FUND
                   -----------------------------------------------------------------------------------
December 31, 2012  1,041  $1.84301 to  $2.23925 $ 2,318   1.91%    1.35%  to   1.65%   12.71% to   13.05%
December 31, 2011  1,221  $1.63512 to  $1.98177 $ 2,408   2.02%    1.35%  to   1.65%   -0.62% to   -0.33%
December 31, 2010  1,337  $1.64535 to  $1.98934 $ 2,649   2.20%    1.35%  to   1.65%   11.58% to   11.91%
December 31, 2009  1,481  $1.47454 to  $1.77852 $ 2,621   5.79%    1.35%  to   1.65%   17.92% to   18.27%
December 31, 2008  1,667  $1.25041 to  $1.50461 $ 2,499   2.52%    1.35%  to   1.65%  -27.97% to  -27.75%

                            FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND -- CLASS 2
                   -----------------------------------------------------------------------------------
December 31, 2012  1,402  $1.11808 to  $1.94109 $ 2,703   0.00%    1.35%  to   1.65%    9.04% to    9.37%
December 31, 2011  1,511  $1.02535 to  $1.77574 $ 2,657   0.00%    1.35%  to   1.65%   -6.37% to   -6.09%
December 31, 2010  1,608  $1.09508 to  $1.89197 $ 3,000   0.00%    1.35%  to   1.65%   25.55% to   25.93%
December 31, 2009  1,702  $0.87224 to  $1.50320 $ 2,523   0.00%    1.35%  to   1.65%   41.25% to   41.68%
December 31, 2008  1,856  $0.61753 to  $1.06167 $ 1,943   0.00%    1.35%  to   1.65%  -43.43% to  -43.26%

                                      A60

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                               DECEMBER 31, 2012

NOTE 7: PRELIMINARY UNAUDITED FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 PRELIMINARY UNAUDITED
                   ------------------------------------------------------------------------------------
                              AT YEAR ENDED                             FOR YEAR ENDED
                   ------------------------------------  -----------------------------------------------
                                                  NET    INVESTMENT
                   UNITS       UNIT VALUE        ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST    (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ---------------------  ------- ---------- -----------------  ------------------
                                       PRUDENTIAL JENNISON 20/20 FOCUS PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2012  2,215  $1.70567 to  $ 1.81563 $ 4,016   0.00%    1.35%  to   1.65%    9.23% to    9.55%
December 31, 2011  2,433  $1.56151 to  $ 1.65810 $ 4,027   0.08%    1.35%  to   1.65%   -5.72% to   -5.44%
December 31, 2010  2,744  $1.65622 to  $ 1.75443 $ 4,807   0.00%    1.35%  to   1.65%    6.08% to    6.40%
December 31, 2009  2,995  $1.56131 to  $ 1.64969 $ 4,934   0.49%    1.35%  to   1.65%   55.28% to   55.73%
December 31, 2008  3,327  $1.00550 to  $ 1.05981 $ 3,523   0.55%    1.35%  to   1.65%  -40.14% to  -39.96%

                                                 DAVIS VALUE PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2012  1,843  $1.12101 to  $ 1.16370 $ 2,131   1.62%    1.35%  to   1.65%   11.23% to   11.57%
December 31, 2011  2,104  $1.00779 to  $ 1.04304 $ 2,181   0.81%    1.35%  to   1.65%   -5.73% to   -5.45%
December 31, 2010  2,278  $1.06904 to  $ 1.10314 $ 2,499   1.31%    1.35%  to   1.65%   10.93% to   11.25%
December 31, 2009  2,563  $0.96368 to  $ 0.99157 $ 2,528   0.88%    1.35%  to   1.65%   29.03% to   29.41%
December 31, 2008  3,060  $0.74684 to  $ 0.76620 $ 2,334   0.91%    1.35%  to   1.65%  -41.30% to  -41.12%

                               ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO CLASS B
                   ------------------------------------------------------------------------------------
December 31, 2012    671  $0.66012 to  $ 0.68115 $   457   0.03%    1.40%  to   1.65%   14.23% to   14.52%
December 31, 2011    785  $0.57787 to  $ 0.59481 $   467   0.09%    1.40%  to   1.65%   -4.83% to   -4.61%
December 31, 2010    795  $0.60717 to  $ 0.62731 $   495   0.27%    1.35%  to   1.65%    8.05% to    8.37%
December 31, 2009    852  $0.56193 to  $ 0.57885 $   490   0.00%    1.35%  to   1.65%   34.87% to   35.31%
December 31, 2008    980  $0.41663 to  $ 0.42781 $   417   0.00%    1.35%  to   1.65%  -40.80% to  -40.62%

                                        PRUDENTIAL SP SMALL CAP VALUE PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2012  4,682  $1.56511 to  $12.71248 $ 9,189   0.46%    1.35%  to   2.35%   13.39% to   14.51%
December 31, 2011  5,636  $1.37284 to  $ 1.79660 $ 9,694   0.66%    1.35%  to   1.80%   -4.49% to   -4.06%
December 31, 2010  7,783  $1.43734 to  $ 1.87355 $14,070   0.65%    1.35%  to   1.80%   24.03% to   24.59%
December 31, 2009  8,611  $1.15887 to  $ 1.50448 $12,502   1.50%    1.35%  to   1.80%   28.50% to   29.05%
December 31, 2008  9,556  $0.90185 to  $ 1.16633 $10,785   1.11%    1.35%  to   1.80%  -31.74% to  -31.43%

                                     JANUS ASPEN JANUS PORTFOLIO -- SERVICE SHARES
                   ------------------------------------------------------------------------------------
December 31, 2012    354  $0.71657 to  $ 1.58757 $   389   0.42%    1.40%  to   1.75%   16.24% to   16.65%
December 31, 2011    428  $0.61555 to  $ 1.36100 $   423   0.40%    1.40%  to   1.75%   -7.16% to   -6.84%
December 31, 2010    679  $0.66210 to  $ 1.46090 $   668   0.37%    1.40%  to   1.75%   12.30% to   12.68%
December 31, 2009    566  $0.58877 to  $ 1.29652 $   533   0.38%    1.40%  to   1.75%   33.67% to   34.14%
December 31, 2008    662  $0.43971 to  $ 0.96655 $   479   0.58%    1.40%  to   1.75%  -40.91% to  -40.70%

                                PRUDENTIAL SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2012  3,842  $1.30516 to  $ 2.87251 $ 8,479   0.41%    1.35%  to   1.80%   14.81% to   15.32%
December 31, 2011  4,764  $1.13467 to  $ 2.49218 $ 9,168   0.59%    1.35%  to   1.80%    0.42% to    0.86%
December 31, 2010  5,712  $1.12786 to  $ 2.47225 $10,859   0.40%    1.35%  to   1.80%   18.30% to   18.82%
December 31, 2009  3,805  $0.95142 to  $ 2.08159 $ 6,160   0.74%    1.35%  to   1.80%   39.39% to   40.00%
December 31, 2008  4,497  $0.68135 to  $ 1.48767 $ 5,091   0.30%    1.35%  to   1.80%  -37.36% to  -37.08%

                                     PRUDENTIAL SP INTERNATIONAL GROWTH PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2012  1,851  $0.77310 to  $ 1.89389 $ 2,642   0.65%    1.35%  to   1.80%   20.23% to   20.77%
December 31, 2011  2,217  $0.64172 to  $ 1.56912 $ 2,650   1.29%    1.35%  to   1.80%  -16.42% to  -16.04%
December 31, 2010  2,753  $0.76618 to  $ 1.86993 $ 3,873   1.53%    1.40%  to   1.80%   11.98% to   12.44%
December 31, 2009  2,842  $0.68282 to  $ 1.66303 $ 3,568   2.18%    1.40%  to   1.80%   34.72% to   35.26%
December 31, 2008  3,161  $0.50582 to  $ 1.22951 $ 2,916   1.64%    1.35%  to   1.80%  -51.18% to  -50.96%

                                      PRUDENTIAL SP INTERNATIONAL VALUE PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2012  1,533  $1.07395 to  $ 1.82277 $ 2,374   2.70%    1.40%  to   1.75%   14.91% to   15.31%
December 31, 2011  1,944  $0.93318 to  $ 1.58079 $ 2,638   2.42%    1.40%  to   1.75%  -14.59% to  -14.29%
December 31, 2010  2,288  $1.09095 to  $ 1.84445 $ 3,609   2.19%    1.40%  to   1.80%    8.85% to    9.28%
December 31, 2009  2,567  $1.00020 to  $ 1.68786 $ 3,658   3.13%    1.40%  to   1.80%   30.01% to   30.52%
December 31, 2008  2,902  $0.76784 to  $ 1.29318 $ 3,162   2.81%    1.40%  to   1.80%  -45.05% to  -44.83%

                                      A61

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                               DECEMBER 31, 2012

NOTE 7: PRELIMINARY UNAUDITED FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  PRELIMINARY UNAUDITED
                   ---------------------------------------------------------------------------------------
                                AT YEAR ENDED                              FOR YEAR ENDED
                   --------------------------------------   -----------------------------------------------
                                                    NET     INVESTMENT
                   UNITS        UNIT VALUE         ASSETS     INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST      (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ----------------------  --------  ---------- -----------------  ------------------
                                       AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
                   ---------------------------------------------------------------------------------------
December 31, 2012   1,313 $ 9.11684 to  $14.71569 $ 14,804    1.02%    0.85%  to   2.45%   16.73% to   18.65%
December 31, 2011     907 $ 7.84754 to  $12.53734 $  8,531    1.07%    0.85%  to   2.45%  -15.50% to   -6.59%
December 31, 2010     722 $ 8.41375 to  $13.52811 $  7,184    1.22%    1.15%  to   2.45%    7.31% to   11.60%
December 31, 2009     254 $ 7.55020 to  $12.21751 $  2,033    2.52%    1.15%  to   2.05%   16.79% to   20.67%
December 31, 2008      70 $ 6.59044 to  $ 7.21408 $    477    1.69%    1.15%  to   2.05%  -41.88% to  -41.36%

                          AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO (EXPIRED MAY 04, 2012)
                   ---------------------------------------------------------------------------------------
December 31, 2012       0 $ 9.65752 to  $15.36293 $     (0)   0.00%    0.55%  to   2.85%    8.20% to    9.07%
December 31, 2011   1,061 $ 9.12113 to  $14.15216 $ 11,176    1.04%    1.15%  to   2.85%    0.62% to    2.40%
December 31, 2010     767 $ 8.96487 to  $13.93020 $  7,763    1.09%    1.15%  to   2.70%    7.22% to   12.55%
December 31, 2009     301 $ 8.01628 to  $12.47459 $  2,505    1.82%    1.15%  to   2.50%   14.90% to   23.81%
December 31, 2008      82 $ 6.92900 to  $ 7.53614 $    605    2.14%    1.15%  to   1.80%  -35.90% to  -35.49%

                                   AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
                   ---------------------------------------------------------------------------------------
December 31, 2012  14,549 $10.68267 to  $14.04822 $163,822    1.95%    0.55%  to   2.85%    7.97% to   10.53%
December 31, 2011  10,204 $ 9.73713 to  $12.88722 $105,294    1.58%    0.55%  to   2.85%   -6.13% to   -3.91%
December 31, 2010   7,045 $ 9.72815 to  $13.59785 $ 76,431    0.54%    0.55%  to   2.85%    7.06% to   10.54%
December 31, 2009   1,392 $ 9.24887 to  $12.39836 $ 13,894    1.08%    1.15%  to   2.55%   22.51% to   26.21%
December 31, 2008     262 $ 7.35331 to  $ 8.26716 $  2,074    2.23%    1.15%  to   2.40%  -31.83% to  -27.07%

                                           AST COHEN & STEERS REALTY PORTFOLIO
                   ---------------------------------------------------------------------------------------
December 31, 2012   1,351 $10.07765 to  $21.69183 $ 18,830    1.30%    0.55%  to   2.85%   12.06% to   14.71%
December 31, 2011     780 $ 9.38275 to  $19.17281 $  9,555    0.73%    0.85%  to   2.85%   -6.17% to    5.38%
December 31, 2010     542 $ 8.36127 to  $18.33755 $  6,254    1.23%    1.00%  to   2.85%   17.47% to   27.42%
December 31, 2009     149 $ 7.87308 to  $14.52687 $  1,281    2.78%    1.15%  to   2.10%   29.15% to   51.09%
December 31, 2008      70 $ 6.07516 to  $ 8.21151 $    495    4.81%    1.15%  to   1.80%  -36.20% to  -35.79%

                                    AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
                   ---------------------------------------------------------------------------------------
December 31, 2012  12,551 $11.00927 to  $13.12718 $144,462    1.46%    0.55%  to   2.85%    7.56% to   10.11%
December 31, 2011   8,024 $10.15261 to  $12.08786 $ 85,179    0.89%    0.55%  to   2.85%   -2.62% to   -0.32%
December 31, 2010   6,294 $10.26045 to  $12.29454 $ 68,277    0.36%    0.55%  to   2.85%    4.70% to    7.11%
December 31, 2009   2,802 $ 9.68501 to  $11.67943 $ 29,570    0.83%    1.15%  to   2.50%   15.87% to   20.87%
December 31, 2008   1,404 $ 8.04051 to  $ 9.52935 $ 12,483    0.29%    1.15%  to   2.40%  -20.61% to  -18.55%

                                              AST BLACKROCK VALUE PORTFOLIO
                   ---------------------------------------------------------------------------------------
December 31, 2012   1,194 $ 9.12709 to  $15.29152 $ 13,690    1.06%    0.55%  to   2.85%   10.16% to   12.78%
December 31, 2011     596 $ 8.45207 to  $13.74775 $  6,050    0.76%    0.55%  to   2.85%  -10.70% to   -1.04%
December 31, 2010     369 $ 8.25078 to  $14.08474 $  3,786    0.98%    1.00%  to   2.85%    6.06% to   11.33%
December 31, 2009     113 $ 7.82812 to  $12.77034 $    939    0.79%    1.15%  to   2.10%   15.83% to   26.46%
December 31, 2008      86 $ 6.73868 to  $ 7.95205 $    608    2.50%    1.15%  to   1.80%  -38.41% to  -38.01%

                                                 AST HIGH YIELD PORTFOLIO
                   ---------------------------------------------------------------------------------------
December 31, 2012   1,737 $11.01858 to  $15.76773 $ 21,591    5.83%    0.85%  to   2.85%   10.62% to   12.91%
December 31, 2011   1,020 $10.70991 to  $14.11698 $ 11,410    6.50%    1.15%  to   2.85%    0.24% to    2.00%
December 31, 2010     812 $10.68442 to  $13.94919 $  9,044    3.48%    1.00%  to   2.85%    7.02% to   12.38%
December 31, 2009     295 $ 9.93381 to  $12.52966 $  3,095    4.14%    1.15%  to   2.50%   25.08% to   34.28%
December 31, 2008     158 $ 7.42367 to  $ 7.97763 $  1,243    9.02%    1.15%  to   1.80%  -26.86% to  -25.76%

                                        AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
                   ---------------------------------------------------------------------------------------
December 31, 2012   1,223 $ 9.51449 to  $16.96161 $ 14,554    0.00%    0.55%  to   2.85%   16.65% to   19.41%
December 31, 2011     859 $ 8.63723 to  $14.40189 $  8,662    0.47%    1.00%  to   2.85%  -15.59% to  -13.97%
December 31, 2010     423 $10.11934 to  $16.89809 $  4,990    0.03%    1.00%  to   2.85%   21.04% to   31.23%
December 31, 2009     140 $ 7.77201 to  $12.99734 $  1,164    0.15%    1.15%  to   2.10%   29.87% to   31.41%
December 31, 2008      69 $ 5.96393 to  $ 7.39352 $    465    0.00%    1.15%  to   1.90%  -45.14% to  -44.73%

                                      A62

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                               DECEMBER 31, 2012

NOTE 7: PRELIMINARY UNAUDITED FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 PRELIMINARY UNAUDITED
                   -------------------------------------------------------------------------------------
                               AT YEAR ENDED                             FOR YEAR ENDED
                   -------------------------------------  -----------------------------------------------
                                                   NET    INVESTMENT
                   UNITS        UNIT VALUE        ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST     (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ----------------------  ------- ---------- -----------------  ------------------
                                              AST MID-CAP VALUE PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2012    778  $11.65476 to  $17.66406 $ 9,840   0.44%    0.55%  to   2.85%   15.03% to   17.76%
December 31, 2011    550  $10.02005 to  $15.20886 $ 5,953   0.69%    1.15%  to   2.85%   -6.20% to   -4.55%
December 31, 2010    481  $10.56476 to  $16.05923 $ 5,460   0.39%    1.15%  to   2.85%   14.32% to   22.20%
December 31, 2009    135  $ 8.70075 to  $13.24524 $ 1,225   1.57%    1.15%  to   2.15%   32.64% to   37.31%
December 31, 2008     63  $ 6.37746 to  $ 7.22665 $   423   1.11%    1.15%  to   2.15%  -39.43% to  -38.83%

                                             AST SMALL-CAP VALUE PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2012    727  $10.03524 to  $17.11423 $ 8,844   0.41%    0.55%  to   2.85%   14.79% to   17.51%
December 31, 2011    522  $ 9.54341 to  $14.76666 $ 5,461   0.63%    0.55%  to   2.85%   -8.65% to   -6.49%
December 31, 2010    464  $10.30053 to  $16.01106 $ 5,239   0.35%    1.00%  to   2.85%   14.25% to   24.75%
December 31, 2009    180  $ 8.34836 to  $10.20589 $ 1,610   1.65%    1.15%  to   2.15%   24.33% to   25.56%
December 31, 2008    137  $ 6.69183 to  $ 8.14863 $   977   1.14%    1.15%  to   1.90%  -31.03% to  -30.52%

                                    AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2012  1,313  $11.66838 to  $15.38733 $15,908   0.23%    0.55%  to   2.70%   16.53% to   19.11%
December 31, 2011    872  $10.01355 to  $13.09897 $ 8,999   0.16%    1.15%  to   2.70%   -6.55% to   -5.05%
December 31, 2010    825  $10.70162 to  $13.90429 $ 9,069   0.07%    1.15%  to   2.70%    6.96% to    9.03%
December 31, 2009    376  $ 9.87807 to  $12.85313 $ 3,872   0.00%    1.15%  to   2.55%   27.43% to   47.70%
December 31, 2008    116  $ 6.73082 to  $ 7.74360 $   833   0.15%    1.15%  to   1.90%  -41.38% to  -40.95%

                                       AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2012  1,659  $10.46013 to  $17.71525 $21,761   0.00%    0.55%  to   2.50%   16.68% to   18.96%
December 31, 2011  1,008  $10.76129 to  $15.09953 $11,359   0.00%    0.55%  to   2.50%   -5.35% to   -3.51%
December 31, 2010    934  $11.36976 to  $15.86600 $11,177   0.00%    1.00%  to   2.50%   13.48% to   18.64%
December 31, 2009    352  $10.37465 to  $13.49906 $ 3,793   0.00%    1.15%  to   2.50%   34.19% to   55.61%
December 31, 2008     91  $ 6.72291 to  $ 7.63476 $   638   0.00%    1.15%  to   1.90%  -41.90% to  -41.47%

                                             AST LARGE-CAP VALUE PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2012  1,417  $ 8.29561 to  $15.24503 $14,775   3.11%    0.85%  to   2.45%   14.02% to   15.89%
December 31, 2011    841  $ 7.39857 to  $13.29726 $ 7,377   1.30%    0.85%  to   2.45%  -10.31% to   -5.27%
December 31, 2010    748  $ 7.86044 to  $14.14819 $ 6,727   0.97%    1.15%  to   2.45%    5.87% to   11.87%
December 31, 2009    629  $ 7.07131 to  $12.74667 $ 4,841   2.80%    1.15%  to   1.95%   17.21% to   26.67%
December 31, 2008    594  $ 6.02732 to  $ 6.82177 $ 3,908   2.14%    1.15%  to   1.90%  -42.58% to  -39.90%

                                      AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2012  3,353  $10.94845 to  $15.11073 $41,194   1.11%    0.55%  to   2.85%    2.91% to    5.35%
December 31, 2011  1,576  $10.42419 to  $14.54337 $18,985   1.50%    0.85%  to   2.85%    4.25% to    8.92%
December 31, 2010    612  $10.74306 to  $13.45763 $ 7,233   6.06%    1.15%  to   2.85%    7.56% to   12.13%
December 31, 2009    348  $10.30711 to  $12.09710 $ 3,865   7.45%    1.15%  to   2.00%   20.56% to   33.07%
December 31, 2008    187  $ 7.75694 to  $ 8.54833 $ 1,586   7.72%    1.15%  to   1.80%  -24.61% to  -22.56%

                                          AST MARSICO CAPITAL GROWTH PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2012  2,543  $10.10909 to  $16.00178 $30,012   0.37%    0.85%  to   2.85%    9.06% to   11.31%
December 31, 2011  1,718  $ 9.08180 to  $14.53184 $18,293   0.32%    0.85%  to   2.85%   -8.96% to   -1.89%
December 31, 2010  1,534  $ 9.48403 to  $14.95140 $16,557   0.54%    1.15%  to   2.85%   12.33% to   18.39%
December 31, 2009    614  $ 8.02264 to  $12.72864 $ 5,313   0.77%    1.15%  to   2.15%   27.03% to   28.28%
December 31, 2008    338  $ 6.26305 to  $ 7.27809 $ 2,337   0.51%    1.15%  to   1.80%  -44.66% to  -39.89%

                                                AST MFS GROWTH PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2012    894  $10.71705 to  $15.06982 $10,768   0.00%    0.55%  to   2.85%   13.74% to   16.44%
December 31, 2011    456  $ 9.23171 to  $13.12223 $ 4,780   0.38%    0.55%  to   2.45%   -7.50% to   -1.14%
December 31, 2010    382  $ 9.93078 to  $13.45761 $ 4,081   0.10%    1.15%  to   2.45%    8.30% to   11.50%
December 31, 2009    138  $ 8.96358 to  $12.16473 $ 1,297   0.15%    1.15%  to   2.10%   21.30% to   23.13%
December 31, 2008     57  $ 7.34079 to  $ 8.28286 $   449   0.30%    1.15%  to   1.80%  -37.43% to  -37.03%

                                      A63

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                               DECEMBER 31, 2012

NOTE 7: PRELIMINARY UNAUDITED FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  PRELIMINARY UNAUDITED
                   --------------------------------------------------------------------------------------
                               AT YEAR ENDED                              FOR YEAR ENDED
                   --------------------------------------  -----------------------------------------------
                                                    NET    INVESTMENT
                   UNITS        UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ----------------------  -------- ---------- -----------------  ------------------
                                      AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012   1,511 $10.25722 to  $17.17555 $ 19,517   0.00%    0.55%  to   2.85%    9.17% to   11.77%
December 31, 2011     862 $ 9.20532 to  $15.58152 $ 10,193   0.00%    0.55%  to   2.70%   -7.23% to    1.13%
December 31, 2010     694 $10.47140 to  $15.62143 $  8,235   0.00%    1.00%  to   2.70%   19.02% to   27.40%
December 31, 2009     181 $ 8.24353 to  $12.37664 $  1,685   0.00%    1.15%  to   2.15%   24.05% to   28.31%
December 31, 2008     109 $ 6.83068 to  $ 8.62745 $    836   0.00%    1.15%  to   2.15%  -44.38% to  -43.83%

                                   AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012   1,289 $10.77542 to  $18.27003 $ 15,762   0.94%    1.00%  to   2.85%   13.78% to   15.97%
December 31, 2011     817 $ 9.36543 to  $15.90297 $  8,617   0.95%    1.15%  to   2.85%   -5.26% to   -3.59%
December 31, 2010     659 $ 9.77667 to  $16.62562 $  7,138   0.89%    1.15%  to   2.70%   11.77% to   22.03%
December 31, 2009     252 $ 8.06289 to  $13.73161 $  2,160   1.69%    1.15%  to   2.00%   35.54% to   39.05%
December 31, 2008     143 $ 5.83598 to  $ 6.90162 $    900   1.73%    1.15%  to   1.80%  -43.28% to  -42.92%

                                        AST PIMCO LIMITED MATURITY BOND PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012   1,961 $10.11087 to  $12.61643 $ 21,292   1.30%    0.55%  to   2.85%    1.71% to    4.12%
December 31, 2011   1,419 $ 9.94129 to  $12.18917 $ 15,100   0.94%    1.00%  to   2.85%   -0.66% to    1.24%
December 31, 2010   1,124 $10.00728 to  $12.07057 $ 12,054   1.91%    1.15%  to   2.85%    0.00% to    2.72%
December 31, 2009     419 $10.49444 to  $11.78015 $  4,866   4.82%    1.15%  to   2.10%    5.04% to    9.19%
December 31, 2008     270 $ 9.71676 to  $10.83660 $  2,892   5.62%    1.15%  to   1.80%   -2.91% to   -0.03%

                                        AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012   1,858 $ 9.00517 to  $15.92130 $ 20,789   0.17%    0.55%  to   2.85%   13.90% to   16.61%
December 31, 2011     750 $ 7.81876 to  $13.84402 $  7,094   1.17%    0.85%  to   2.85%  -10.17% to   -2.76%
December 31, 2010     718 $ 8.09199 to  $14.34884 $  6,844   1.08%    1.15%  to   2.85%    4.77% to   11.96%
December 31, 2009     291 $ 7.27422 to  $12.91774 $  2,229   3.24%    1.15%  to   2.15%   21.19% to   27.90%
December 31, 2008      78 $ 5.98171 to  $ 6.73924 $    501   3.24%    1.15%  to   1.80%  -42.91% to  -42.55%

                                            AST QMA US EQUITY ALPHA PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012     567 $10.38147 to  $17.10866 $  7,120   0.71%    1.00%  to   2.45%   15.89% to   17.63%
December 31, 2011     294 $ 8.85664 to  $14.68191 $  3,025   0.76%    1.00%  to   2.85%    0.51% to    2.43%
December 31, 2010     231 $ 8.64622 to  $14.46757 $  2,243   0.58%    1.00%  to   2.85%    8.14% to   13.91%
December 31, 2009     125 $ 7.59041 to  $12.82018 $    982   1.80%    1.00%  to   1.95%   19.67% to   27.22%
December 31, 2008     100 $ 6.29304 to  $ 7.04101 $    652   2.27%    1.00%  to   1.80%  -39.80% to  -39.32%

                                      AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012   2,964 $ 7.88745 to  $13.79902 $ 29,950   0.40%    0.85%  to   2.85%    0.66% to    2.74%
December 31, 2011   2,024 $ 7.67745 to  $13.57744 $ 20,366   0.61%    0.85%  to   2.85%  -22.38% to  -15.76%
December 31, 2010   1,711 $11.39318 to  $16.26883 $ 20,899   0.39%    1.00%  to   2.85%   15.56% to   19.26%
December 31, 2009     704 $ 9.76890 to  $13.76951 $  7,797   1.19%    1.15%  to   2.55%   33.15% to   47.95%
December 31, 2008     333 $ 6.65868 to  $ 9.18555 $  2,681   0.61%    1.15%  to   1.90%  -50.92% to  -50.55%

                                      AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012  45,662 $10.69535 to  $14.81356 $550,692   1.21%    0.55%  to   2.85%   10.26% to   12.87%
December 31, 2011  24,391 $ 9.50439 to  $13.30691 $264,165   1.11%    0.55%  to   2.85%   -4.90% to    1.42%
December 31, 2010  16,476 $10.44562 to  $13.30202 $178,780   0.79%    0.95%  to   2.85%    6.24% to   10.43%
December 31, 2009   4,962 $ 9.48714 to  $12.15888 $ 50,136   1.94%    1.15%  to   2.55%   20.65% to   22.97%
December 31, 2008   1,437 $ 7.74163 to  $ 8.78196 $ 11,921   1.95%    1.15%  to   2.40%  -27.68% to  -23.34%

                                             AST MFS GLOBAL EQUITY PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012   1,169 $10.68753 to  $16.86736 $ 14,767   1.03%    0.55%  to   2.55%   20.01% to   22.40%
December 31, 2011     738 $ 9.90992 to  $13.97222 $  7,786   0.50%    0.55%  to   2.55%   -5.54% to   -3.66%
December 31, 2010     600 $10.33903 to  $14.70491 $  6,737   0.40%    0.55%  to   2.55%    8.66% to   10.94%
December 31, 2009     157 $ 9.36927 to  $13.37974 $  1,625   1.58%    1.15%  to   2.55%   29.06% to   32.83%
December 31, 2008      46 $ 7.73203 to  $ 9.03881 $    374   1.20%    1.15%  to   1.90%  -35.22% to  -34.74%

                                      A64

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                               DECEMBER 31, 2012

NOTE 7: PRELIMINARY UNAUDITED FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  PRELIMINARY UNAUDITED
                   --------------------------------------------------------------------------------------
                               AT YEAR ENDED                              FOR YEAR ENDED
                   --------------------------------------  -----------------------------------------------
                                                    NET    INVESTMENT
                   UNITS        UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ----------------------  -------- ---------- -----------------  ------------------
                                       AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012   1,788 $ 9.83010 to  $15.23803 $ 19,759   1.65%    0.55%  to   2.70%   18.61% to   21.24%
December 31, 2011   1,314 $ 8.17393 to  $12.74350 $ 12,054   1.38%    0.55%  to   2.70%  -11.60% to   -9.65%
December 31, 2010   1,247 $ 9.19808 to  $14.30022 $ 12,690   0.94%    0.55%  to   2.70%    4.51% to    7.63%
December 31, 2009     446 $ 8.73715 to  $13.60349 $  4,142   3.19%    1.15%  to   2.55%   33.02% to   34.60%
December 31, 2008     119 $ 6.54565 to  $ 8.06508 $    847   2.58%    1.15%  to   1.90%  -42.48% to  -42.05%

                                         AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012   1,571 $10.32374 to  $13.40697 $ 17,671   2.33%    0.55%  to   2.85%    2.22% to    4.65%
December 31, 2011   1,035 $ 9.89515 to  $12.88781 $ 11,416   2.75%    0.85%  to   2.85%   -1.04% to    2.94%
December 31, 2010     830 $10.23639 to  $12.51967 $  9,083   2.31%    1.00%  to   2.85%    2.58% to    4.70%
December 31, 2009     245 $10.44910 to  $11.97584 $  2,848   7.36%    1.15%  to   2.15%    9.75% to   11.06%
December 31, 2008     160 $ 9.44110 to  $10.80461 $  1,667   4.52%    1.15%  to   1.80%   -5.95% to   -3.54%

                                    AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012   4,100 $ 9.51705 to  $14.81394 $ 39,950   0.26%    0.55%  to   2.55%    8.24% to   10.40%
December 31, 2011   1,819 $ 8.69622 to  $13.60557 $ 16,415   0.27%    0.55%  to   2.55%  -12.00% to   -4.55%
December 31, 2010   1,007 $ 9.12442 to  $14.22692 $  9,779   0.47%    1.15%  to   2.55%   11.79% to   13.33%
December 31, 2009   1,080 $ 8.06289 to  $12.72682 $  9,291   1.01%    1.15%  to   2.55%   -0.05% to   26.97%
December 31, 2008     296 $ 6.48888 to  $ 7.01024 $  1,988   0.72%    1.15%  to   2.15%  -43.54% to  -42.98%

                                      AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012  29,648 $10.23320 to  $14.63036 $337,551   0.79%    0.55%  to   2.85%   10.48% to   13.10%
December 31, 2011  21,421 $ 9.07555 to  $13.11625 $216,804   0.51%    0.55%  to   2.85%   -9.16% to   -2.96%
December 31, 2010  20,678 $ 9.65397 to  $13.70422 $217,009   1.00%    0.95%  to   2.85%    7.78% to   12.25%
December 31, 2009  12,118 $ 8.62574 to  $12.32315 $112,363   1.89%    1.15%  to   2.55%   22.27% to   23.91%
December 31, 2008   7,656 $ 6.97189 to  $ 7.79077 $ 57,872   0.96%    1.15%  to   2.65%  -36.62% to  -31.11%

                                   AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012  30,993 $10.16034 to  $14.15903 $348,773   0.98%    0.55%  to   2.85%    9.35% to   11.95%
December 31, 2011  24,615 $ 9.17759 to  $12.82397 $249,346   0.61%    0.55%  to   2.85%   -5.43% to   -3.20%
December 31, 2010  22,016 $ 9.28559 to  $13.43083 $232,089   0.84%    0.55%  to   2.85%    7.50% to   10.91%
December 31, 2009  14,229 $ 8.58144 to  $12.22943 $134,688   2.36%    0.95%  to   2.50%   21.32% to   23.19%
December 31, 2008  10,411 $ 7.20298 to  $ 7.99594 $ 80,836   1.14%    1.00%  to   2.40%  -33.43% to  -28.71%

                                         AST BALANCED ASSET ALLOCATION PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012  45,923 $10.33901 to  $14.19558 $532,182   0.91%    0.55%  to   2.85%    9.26% to   11.86%
December 31, 2011  33,653 $ 9.27105 to  $12.86748 $352,782   0.64%    0.55%  to   2.85%   -7.28% to   -1.76%
December 31, 2010  30,549 $ 9.68344 to  $13.27946 $330,206   0.76%    0.95%  to   2.85%    6.86% to   11.26%
December 31, 2009  17,628 $ 8.92139 to  $12.05401 $173,025   1.32%    0.95%  to   2.55%   -0.30% to   22.14%
December 31, 2008   6,523 $ 7.42670 to  $ 8.27064 $ 52,641   1.01%    1.15%  to   2.40%  -30.37% to  -26.37%

                                       AST PRESERVATION ASSET ALLOCATION PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012  36,655 $10.51490 to  $13.51575 $426,840   1.09%    0.85%  to   2.85%    7.22% to    9.44%
December 31, 2011  24,615 $ 9.60825 to  $12.48452 $266,301   0.90%    0.85%  to   2.85%   -3.91% to    0.04%
December 31, 2010  18,568 $10.51978 to  $12.60207 $204,499   1.18%    0.95%  to   2.85%    5.32% to    9.48%
December 31, 2009   8,321 $ 9.68149 to  $11.61945 $ 87,353   1.01%    1.00%  to   2.50%   -0.26% to   18.91%
December 31, 2008   2,403 $ 8.57497 to  $ 9.09941 $ 21,353   0.78%    1.00%  to   2.40%  -21.37% to  -20.28%

                                        AST FIRST TRUST BALANCED TARGET PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012  21,670 $ 9.81278 to  $14.47747 $248,028   1.87%    0.85%  to   2.85%    7.48% to    9.69%
December 31, 2011  13,265 $ 9.10499 to  $13.34133 $138,313   1.76%    0.85%  to   2.85%   -6.65% to   -2.44%
December 31, 2010   9,357 $ 9.46532 to  $13.80890 $ 99,358   1.32%    0.95%  to   2.85%    9.61% to   13.06%
December 31, 2009   3,171 $ 8.51674 to  $12.30994 $ 28,154   3.78%    1.15%  to   2.65%   20.65% to   22.94%
December 31, 2008   1,611 $ 7.05881 to  $ 7.34272 $ 11,611   2.06%    1.15%  to   2.65%  -36.18% to  -35.23%

                                      A65

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                               DECEMBER 31, 2012

NOTE 7: PRELIMINARY UNAUDITED FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  PRELIMINARY UNAUDITED
                   --------------------------------------------------------------------------------------
                               AT YEAR ENDED                              FOR YEAR ENDED
                   --------------------------------------  -----------------------------------------------
                                                    NET    INVESTMENT
                   UNITS        UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST   LOWEST --HIGHEST
                   ------ ----------------------  -------- ---------- -----------------  ------------------
                                  AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012  19,406 $ 9.17966 to  $14.47559 $222,116   1.26%    0.55%  to   2.85%    9.70% to   12.30%
December 31, 2011  11,105 $ 8.34511 to  $13.06962 $113,082   1.19%    0.55%  to   2.85%  -11.82% to   -6.73%
December 31, 2010   9,121 $ 8.66171 to  $14.20708 $ 97,680   0.81%    0.55%  to   2.85%   14.67% to   17.84%
December 31, 2009   3,465 $ 7.87730 to  $12.16947 $ 29,024   2.13%    1.00%  to   2.65%   21.40% to   24.79%
December 31, 2008   1,205 $ 6.41884 to  $ 6.74838 $  7,954   1.20%    1.15%  to   2.65%  -42.24% to  -41.38%

                                            AST ADVANCED STRATEGIES PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012  31,622 $10.48694 to  $15.17148 $379,954   1.27%    0.55%  to   2.85%   10.40% to   13.02%
December 31, 2011  17,019 $ 9.30664 to  $13.61010 $182,811   1.04%    0.55%  to   2.85%   -6.93% to   -0.44%
December 31, 2010  11,837 $10.05863 to  $13.85960 $129,172   0.87%    0.55%  to   2.85%    8.44% to   12.58%
December 31, 2009   3,810 $ 9.34808 to  $12.42655 $ 37,034   2.84%    1.00%  to   2.65%   22.94% to   24.95%
December 31, 2008   2,220 $ 7.60358 to  $ 7.98587 $ 17,350   1.77%    1.15%  to   2.65%  -31.62% to  -30.60%

                                      AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012   2,773 $10.57497 to  $16.64347 $ 34,617   0.00%    0.55%  to   2.85%   14.23% to   16.94%
December 31, 2011   1,503 $10.28972 to  $14.43104 $ 16,199   0.00%    0.55%  to   2.85%   -4.49% to   -2.24%
December 31, 2010   1,233 $10.65531 to  $14.96577 $ 13,734   0.00%    0.55%  to   2.85%   10.89% to   14.49%
December 31, 2009     478 $ 9.36618 to  $13.17447 $  4,644   0.00%    1.15%  to   2.00%   31.92% to   51.63%
December 31, 2008     282 $ 6.21674 to  $ 6.60360 $  1,770   0.14%    1.15%  to   1.90%  -41.68% to  -38.77%

                                               AST MONEY MARKET PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012   2,056 $ 9.12800 to  $10.31714 $ 19,917   0.01%    0.85%  to   2.85%   -2.85% to   -0.85%
December 31, 2011   2,221 $ 9.36043 to  $10.43487 $ 21,882   0.02%    1.00%  to   2.85%   -2.82% to   -0.96%
December 31, 2010   1,274 $ 9.59652 to  $10.55197 $ 12,842   0.02%    1.15%  to   2.85%   -2.46% to   -1.02%
December 31, 2009     540 $ 9.83880 to  $10.67105 $  5,650   0.21%    1.15%  to   2.55%   -1.87% to   -0.90%
December 31, 2008     328 $10.09598 to  $10.76754 $  3,490   2.30%    1.15%  to   2.30%    0.20% to    1.34%

                                             AST SMALL-CAP GROWTH PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012   1,036 $ 9.69125 to  $14.02211 $ 13,871   0.00%    0.55%  to   2.85%    8.97% to   11.56%
December 31, 2011     647 $11.19338 to  $12.39878 $  7,766   0.00%    1.15%  to   2.70%   -3.65% to   -2.10%
December 31, 2010     507 $11.54673 to  $12.68615 $  6,183   0.20%    1.15%  to   2.70%   25.91% to   34.87%
December 31, 2009     313 $ 8.64603 to  $ 8.96499 $  2,783   0.05%    1.15%  to   2.15%   31.09% to   32.39%
December 31, 2008     259 $ 6.63894 to  $ 6.77186 $  1,750   0.00%    1.15%  to   1.90%  -36.21% to  -33.33%

                                          AST PIMCO TOTAL RETURN BOND PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012  21,225 $10.83456 to  $14.46865 $247,468   2.51%    0.55%  to   2.85%    6.20% to    8.72%
December 31, 2011  14,092 $ 9.99564 to  $13.38718 $154,438   1.86%    0.55%  to   2.85%   -0.04% to    2.61%
December 31, 2010  12,278 $10.27781 to  $13.12390 $134,467   1.50%    0.55%  to   2.85%    2.72% to    6.65%
December 31, 2009   5,519 $ 9.92693 to  $12.32370 $ 59,184   0.89%    1.15%  to   2.55%   -0.63% to   15.43%
December 31, 2008     377 $ 9.41587 to  $10.69755 $  3,968   3.46%    1.15%  to   1.90%   -5.98% to   -3.37%

                                            AST INTERNATIONAL VALUE PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012     706 $ 8.75042 to  $14.02985 $  7,387   2.13%    1.15%  to   2.70%   13.52% to   15.35%
December 31, 2011     494 $ 7.59729 to  $12.25942 $  4,480   1.51%    1.15%  to   2.85%  -15.04% to  -13.54%
December 31, 2010     408 $ 8.80034 to  $14.29181 $  4,276   0.67%    1.15%  to   2.85%    7.95% to    9.82%
December 31, 2009     164 $ 8.02537 to  $13.11671 $  1,466   1.96%    1.15%  to   2.55%   27.75% to   29.64%
December 31, 2008      72 $ 6.84949 to  $ 7.03242 $    499   2.55%    1.15%  to   2.15%  -45.18% to  -44.64%

                                           AST INTERNATIONAL GROWTH PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2012   1,205 $ 8.57742 to  $15.04565 $ 12,832   0.99%    0.85%  to   2.85%   16.93% to   19.34%
December 31, 2011     784 $ 7.21877 to  $12.74401 $  7,164   0.71%    0.85%  to   2.85%  -18.51% to  -13.91%
December 31, 2010     593 $ 8.39779 to  $14.92060 $  6,331   0.26%    1.15%  to   2.85%   11.65% to   13.98%
December 31, 2009     160 $ 7.42983 to  $13.28533 $  1,308   1.40%    1.15%  to   2.10%   30.98% to   33.75%
December 31, 2008      76 $ 5.56317 to  $ 6.16356 $    463   1.43%    1.15%  to   1.80%  -51.11% to  -44.91%

                                      A66

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                               DECEMBER 31, 2012

NOTE 7: PRELIMINARY UNAUDITED FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  PRELIMINARY UNAUDITED
                   ---------------------------------------------------------------------------------------
                                AT YEAR ENDED                              FOR YEAR ENDED
                   --------------------------------------   -----------------------------------------------
                                                    NET     INVESTMENT
                   UNITS        UNIT VALUE         ASSETS     INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST      (000S)     RATIO*   LOWEST -- HIGHEST   LOWEST --HIGHEST
                   ------ ----------------------  --------  ---------- -----------------  ------------------
                                               NVIT DEVELOPING MARKETS FUND
                   ---------------------------------------------------------------------------------------
December 31, 2012      44 $14.77377 to  $15.23556 $    665    0.10%    1.40%  to   1.80%   14.71% to   15.17%
December 31, 2011      51 $12.87876 to  $13.22905 $    670    0.25%    1.40%  to   1.80%  -23.78% to  -23.48%
December 31, 2010     151 $16.89594 to  $17.28741 $  2,586    0.00%    1.40%  to   1.80%   14.09% to   14.54%
December 31, 2009     161 $14.80944 to  $15.09299 $  2,415    1.13%    1.40%  to   1.80%   59.36% to   59.99%
December 31, 2008     168 $ 9.31057 to  $ 9.43370 $  1,579    0.74%    1.40%  to   1.75%  -58.59% to  -58.44%

                                        AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
                   ---------------------------------------------------------------------------------------
December 31, 2012   3,920 $11.03135 to  $12.52719 $ 45,582    3.20%    0.55%  to   2.85%    4.77% to    7.26%
December 31, 2011   2,628 $10.63550 to  $11.84188 $ 28,880    2.89%    0.55%  to   2.85%    3.01% to    5.44%
December 31, 2010   2,192 $10.32483 to  $11.38650 $ 23,213    1.26%    1.00%  to   2.85%    3.27% to    6.73%
December 31, 2009     555 $10.05881 to  $10.76877 $  5,704    2.74%    1.15%  to   2.15%    7.80% to   10.36%
December 31, 2008      43 $ 9.12808 to  $ 9.32157 $    399    0.13%    1.30%  to   1.80%   -8.80% to   -6.61%

                             AST INVESTMENT GRADE BOND PORTFOLIO (AVAILABLE JANUARY 28, 2008)
                   ---------------------------------------------------------------------------------------
December 31, 2012  20,929 $11.79750 to  $15.63108 $272,251    1.38%    0.55%  to   2.25%    6.94% to    8.80%
December 31, 2011  56,740 $10.87605 to  $14.45223 $688,204    0.20%    0.55%  to   2.25%    8.68% to   11.82%
December 31, 2010     469 $10.57538 to  $13.00047 $  6,003    7.78%    0.95%  to   2.25%    5.69% to    9.55%
December 31, 2009   1,117 $11.72128 to  $11.86699 $ 13,151    1.36%    1.15%  to   1.80%    9.34% to   10.04%
December 31, 2008   4,157 $10.72041 to  $10.78453 $ 44,675    0.00%    1.15%  to   1.80%    7.22% to    7.86%

                                   AST BOND PORTFOLIO 2018 (AVAILABLE JANUARY 28, 2008)
                   ---------------------------------------------------------------------------------------
December 31, 2012   1,799 $11.95683 to  $13.99125 $ 21,894    0.49%    1.90%  to   2.85%    2.70% to    3.74%
December 31, 2011   1,787 $11.64275 to  $13.48663 $ 21,049    0.16%    1.90%  to   2.85%   10.35% to   11.47%
December 31, 2010      18 $12.01294 to  $12.09943 $    211    0.93%    1.90%  to   2.15%    8.85% to    9.11%
December 31, 2009      30 $11.03670 to  $11.08899 $    332    0.33%    1.50%  to   2.15%   -8.03% to   -7.44%
December 31, 2008       6 $12.00012 to  $12.07153 $     75    0.00%    1.50%  to   2.15%   20.02% to   20.73%

                                 AST BOND PORTFOLIO 2019**** (AVAILABLE JANUARY 28, 2008)
                   ---------------------------------------------------------------------------------------
December 31, 2012     183 $12.22857 to  $13.98700 $  2,283    0.31%    1.90%  to   2.85%    2.84% to    3.85%
December 31, 2011       0 $13.49739 to  $13.62798 $      0    0.91%    1.90%  to   2.15%   13.54% to   13.81%
December 31, 2010       3 $11.88816 to  $12.18296 $     33    0.74%    1.30%  to   2.15%    9.02% to    9.93%
December 31, 2009      14 $10.90486 to  $11.08225 $    156    0.27%    1.30%  to   2.15%   -9.64% to   -8.88%
December 31, 2008       3 $12.06868 to  $12.16291 $     41    0.00%    1.30%  to   2.15%   20.71% to   21.64%

                                AST GLOBAL REAL ESTATE PORTFOLIO (AVAILABLE JULY 21, 2008)
                   ---------------------------------------------------------------------------------------
December 31, 2012     547 $10.79040 to  $19.05468 $  7,170    1.45%    1.00%  to   2.85%   23.19% to   25.55%
December 31, 2011     334 $ 8.72255 to  $15.32029 $  3,472    2.28%    1.15%  to   2.85%   -7.74% to   -6.12%
December 31, 2010     289 $ 9.41466 to  $16.44739 $  3,166    1.17%    1.15%  to   2.85%   14.96% to   18.83%
December 31, 2009      79 $ 8.02826 to  $13.95016 $    651    0.69%    1.15%  to   2.50%   31.80% to   41.49%
December 31, 2008       1 $ 6.10058 to  $ 6.11016 $      5    0.00%    1.80%  to   2.15%  -40.04% to  -39.95%

                        AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (AVAILABLE JULY 21, 2008)
                   ---------------------------------------------------------------------------------------
December 31, 2012   2,458 $ 8.90982 to  $16.06935 $ 26,031    1.10%    0.55%  to   2.85%   14.56% to   17.28%
December 31, 2011   1,592 $ 7.61998 to  $13.89229 $ 14,499    0.94%    0.55%  to   2.85%  -23.87% to  -20.71%
December 31, 2010   1,468 $10.76214 to  $17.76396 $ 17,086    0.28%    1.15%  to   2.85%   16.62% to   20.88%
December 31, 2009     303 $ 9.02175 to  $14.81166 $  2,792    0.25%    1.15%  to   2.50%   47.32% to   64.95%
December 31, 2008       2 $ 5.57715 to  $ 5.57838 $     11    0.00%    1.50%  to   1.55%  -44.79% to  -44.78%

                    FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND (EXPIRED SEPTEMBER 21, 2012)
                   ---------------------------------------------------------------------------------------
December 31, 2012       0 $ 9.67628 to  $14.97302 $     (0)   2.95%    0.85%  to   2.85%   11.04% to   12.69%
December 31, 2011  11,946 $ 8.68157 to  $13.39083 $119,693    0.02%    0.85%  to   2.85%  -10.47% to   -2.60%
December 31, 2010  10,403 $ 9.04060 to  $13.88351 $106,344    3.82%    0.95%  to   2.85%    5.95% to    8.99%
December 31, 2009   2,729 $ 8.39751 to  $12.83927 $ 23,605    4.92%    1.15%  to   2.40%   27.02% to   28.84%
December 31, 2008     486 $ 6.61132 to  $ 6.66608 $  3,230    3.31%    1.15%  to   2.40%  -34.40% to  -33.86%

                                      A67

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                               DECEMBER 31, 2012

NOTE 7: PRELIMINARY UNAUDITED FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  PRELIMINARY UNAUDITED
                   --------------------------------------------------------------------------------------
                               AT YEAR ENDED                              FOR YEAR ENDED
                   --------------------------------------  -----------------------------------------------
                                                    NET    INVESTMENT
                   UNITS        UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST   LOWEST --HIGHEST
                   ------ ----------------------  -------- ---------- -----------------  ------------------
                          AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (AVAILABLE MAY 01, 2008)
                   --------------------------------------------------------------------------------------
December 31, 2012   1,525 $10.52515 to  $17.90792 $ 19,892   0.48%    0.55%  to   2.70%   12.56% to   15.05%
December 31, 2011     959 $ 9.17568 to  $15.78149 $ 11,040   0.50%    0.55%  to   2.70%   -7.35% to    0.75%
December 31, 2010     791 $11.42102 to  $15.88201 $  9,197   0.35%    0.55%  to   2.70%   14.62% to   25.51%
December 31, 2009     188 $ 9.46659 to  $12.77276 $  1,808   0.58%    1.15%  to   2.15%   24.18% to   28.33%
December 31, 2008       4 $ 7.62336 to  $ 7.64561 $     30   0.00%    1.50%  to   2.15%  -24.02% to  -23.80%

                            AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (AVAILABLE MAY 01, 2008)
                   --------------------------------------------------------------------------------------
December 31, 2012  15,190 $ 9.90321 to  $15.08440 $179,781   0.45%    0.55%  to   2.85%   12.59% to   15.27%
December 31, 2011   7,911 $ 8.75838 to  $13.26883 $ 81,484   0.29%    0.55%  to   2.85%   -8.49% to   -2.93%
December 31, 2010   5,917 $ 9.19665 to  $13.85815 $ 62,348   0.24%    0.55%  to   2.85%    9.18% to   13.04%
December 31, 2009   1,375 $ 8.24406 to  $12.35611 $ 11,560   0.44%    1.15%  to   2.50%   22.92% to   25.66%
December 31, 2008     240 $ 6.66587 to  $ 6.72112 $  1,608   0.03%    1.15%  to   2.40%  -34.00% to  -33.45%

                          AST CLS MODERATE ASSET ALLOCATION PORTFOLIO (AVAILABLE MAY 01, 2008)
                   --------------------------------------------------------------------------------------
December 31, 2012  21,004 $ 9.89825 to  $13.66670 $235,725   0.52%    0.55%  to   2.85%    7.13% to    9.68%
December 31, 2011  11,121 $ 9.20021 to  $12.63456 $114,175   0.40%    0.55%  to   2.85%   -6.86% to   -2.36%
December 31, 2010   7,792 $ 9.60436 to  $13.11882 $ 81,960   0.42%    0.95%  to   2.85%    7.21% to   10.65%
December 31, 2009   1,753 $ 8.79604 to  $11.95029 $ 15,710   0.29%    1.15%  to   2.50%   19.03% to   21.99%
December 31, 2008     135 $ 7.31182 to  $ 7.37228 $    991   0.03%    1.15%  to   2.40%  -27.47% to  -26.87%

                           AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (AVAILABLE MAY 01, 2008)
                   --------------------------------------------------------------------------------------
December 31, 2012   9,458 $10.49066 to  $14.87346 $111,417   0.43%    0.55%  to   2.85%   10.34% to   12.96%
December 31, 2011   4,964 $ 9.31537 to  $13.35045 $ 52,174   0.34%    0.55%  to   2.85%   -6.67% to   -1.12%
December 31, 2010   3,330 $ 9.76990 to  $13.68833 $ 35,436   0.23%    0.95%  to   2.85%    8.19% to   12.52%
December 31, 2009     810 $ 8.78979 to  $12.26108 $  7,410   0.23%    1.15%  to   2.40%   22.11% to   25.23%
December 31, 2008      61 $ 7.11750 to  $ 7.16470 $    435   0.01%    1.15%  to   2.15%  -29.61% to  -29.15%

                        AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO (AVAILABLE MAY 01, 2008)
                   --------------------------------------------------------------------------------------
December 31, 2012  12,412 $10.28497 to  $13.69989 $139,813   0.56%    0.55%  to   2.85%    6.99% to    9.52%
December 31, 2011   8,325 $ 9.41906 to  $12.68275 $ 86,341   0.47%    0.55%  to   2.85%   -5.72% to   -1.05%
December 31, 2010   6,330 $ 9.95339 to  $12.99556 $ 66,678   0.38%    0.95%  to   2.85%    6.37% to   10.33%
December 31, 2009   2,050 $ 9.13296 to  $11.87199 $ 19,145   0.20%    1.15%  to   2.40%   18.43% to   22.22%
December 31, 2008     238 $ 7.57974 to  $ 7.64237 $  1,815   0.01%    1.15%  to   2.40%  -24.87% to  -24.25%

                          AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO (AVAILABLE MAY 01, 2008)
                   --------------------------------------------------------------------------------------
December 31, 2012  10,344 $10.36964 to  $14.20334 $120,257   0.48%    0.55%  to   2.85%   10.39% to   13.01%
December 31, 2011   5,117 $ 9.32332 to  $12.74316 $ 53,097   0.22%    0.55%  to   2.85%   -5.25% to   -3.01%
December 31, 2010   3,298 $ 9.78877 to  $13.32052 $ 35,509   0.24%    0.55%  to   2.85%    8.04% to   12.26%
December 31, 2009     504 $ 8.84522 to  $11.98361 $  4,585   0.33%    0.95%  to   2.40%   18.39% to   20.09%
December 31, 2008      44 $ 7.47127 to  $ 7.53310 $    330   0.01%    1.15%  to   2.40%  -26.05% to  -25.44%

                                  PROFUND VP CONSUMER SERVICES (AVAILABLE MAY 01, 2009)
                   --------------------------------------------------------------------------------------
December 31, 2012      24 $13.58666 to  $13.58666 $    330   0.00%    1.50%  to   1.50%   20.29% to   20.29%
December 31, 2011      28 $11.29470 to  $11.29470 $    318   0.00%    1.50%  to   1.50%    3.94% to    3.94%
December 31, 2010      30 $10.86622 to  $10.86622 $    322   0.00%    1.50%  to   1.50%   19.60% to   19.60%
December 31, 2009      26 $ 9.08577 to  $ 9.08577 $    238   0.00%    1.50%  to   1.50%   28.87% to   28.87%

                              PROFUND VP CONSUMER GOODS PORTFOLIO (AVAILABLE MAY 01, 2009)
                   --------------------------------------------------------------------------------------
December 31, 2012      25 $12.23984 to  $12.23984 $    310   0.87%    1.50%  to   1.50%    9.22% to    9.22%
December 31, 2011      28 $11.20680 to  $11.20680 $    309   1.28%    1.50%  to   1.50%    5.37% to    5.37%
December 31, 2010      29 $10.63581 to  $10.63581 $    314   0.54%    1.50%  to   1.50%   15.63% to   15.63%
December 31, 2009      26 $ 9.19832 to  $ 9.19832 $    242   1.51%    1.50%  to   1.50%   19.77% to   19.77%

                                     PROFUND VP FINANCIALS (AVAILABLE MAY 01, 2009)
                   --------------------------------------------------------------------------------------
December 31, 2012      69 $ 6.63308 to  $ 6.81861 $    469   0.10%    1.50%  to   2.10%   22.16% to   22.88%
December 31, 2011      83 $ 5.42982 to  $ 5.54883 $    461   0.00%    1.50%  to   2.10%  -15.60% to  -15.10%
December 31, 2010      77 $ 6.53605 to  $ 6.53605 $    503   0.29%    1.50%  to   1.50%    9.29% to    9.29%
December 31, 2009      62 $ 5.98047 to  $ 5.98047 $    372   2.43%    1.50%  to   1.50%   13.31% to   13.31%

                                      A68

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                               DECEMBER 31, 2012

NOTE 7: PRELIMINARY UNAUDITED FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 PRELIMINARY UNAUDITED
                   ------------------------------------------------------------------------------------
                              AT YEAR ENDED                             FOR YEAR ENDED
                   ------------------------------------  -----------------------------------------------
                                                   NET   INVESTMENT
                   UNITS        UNIT VALUE        ASSETS   INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST     (000S)   RATIO*   LOWEST -- HIGHEST   LOWEST --HIGHEST
                   ------ ----------------------  ------ ---------- -----------------  ------------------
                                    PROFUND VP HEALTH CARE (AVAILABLE MAY 01, 2009)
                   ------------------------------------------------------------------------------------
December 31, 2012    30   $12.15913 to  $12.49836  $375     0.39%   1.50%  to   2.10%   14.98% to   15.67%
December 31, 2011    34   $10.57454 to  $10.80547  $367     0.31%   1.50%  to   2.10%    7.85% to    8.49%
December 31, 2010    37   $ 9.96007 to  $ 9.96007  $373     0.28%   1.50%  to   1.50%    1.32% to    1.32%
December 31, 2009    32   $ 9.82996 to  $ 9.82996  $313     0.89%   1.50%  to   1.50%   17.79% to   17.79%

                                    PROFUND VP INDUSTRIALS (AVAILABLE MAY 01, 2008)
                   ------------------------------------------------------------------------------------
December 31, 2012    31   $10.04439 to  $10.04439  $315     0.26%   1.50%  to   1.50%   14.09% to   14.09%
December 31, 2011    33   $ 8.80429 to  $ 8.80429  $289     0.28%   1.50%  to   1.50%   -3.23% to   -3.23%
December 31, 2010    40   $ 9.09853 to  $11.41249  $364     0.23%   1.50%  to   1.55%   14.03% to   21.92%
December 31, 2009    41   $ 7.46270 to  $ 7.46270  $304     1.28%   1.50%  to   1.50%   22.27% to   22.27%
December 31, 2008     1   $ 6.10367 to  $ 6.10367  $  6     0.16%   1.50%  to   1.50%  -39.96% to  -39.96%

                                  PROFUND VP MID-CAP GROWTH (AVAILABLE MAY 01, 2009)
                   ------------------------------------------------------------------------------------
December 31, 2012    10   $11.32177 to  $11.63796  $119     0.00%   1.50%  to   2.10%   13.00% to   13.67%
December 31, 2011     9   $10.01888 to  $10.23808  $ 87     0.00%   1.50%  to   2.10%   -4.89% to   -4.33%
December 31, 2010     8   $10.53374 to  $10.70104  $ 89     0.00%   1.50%  to   2.10%   25.78% to   26.52%
December 31, 2009     7   $ 8.37491 to  $ 8.45797  $ 62     0.00%   1.50%  to   2.10%   35.47% to   36.27%

                                   PROFUND VP MID-CAP VALUE (AVAILABLE MAY 01, 2009)
                   ------------------------------------------------------------------------------------
December 31, 2012     6   $10.76386 to  $10.76386  $ 70     0.15%   1.50%  to   1.50%   14.84% to   14.84%
December 31, 2011     9   $ 9.37296 to  $ 9.44100  $ 81     0.15%   1.30%  to   1.50%   -5.34% to   -5.16%
December 31, 2010     7   $ 9.90192 to  $ 9.90192  $ 71     0.29%   1.50%  to   1.50%   18.67% to   18.67%
December 31, 2009    10   $ 8.34400 to  $ 8.34400  $ 85     1.42%   1.50%  to   1.50%   28.94% to   28.94%

                                    PROFUND VP REAL ESTATE (AVAILABLE MAY 01, 2009)
                   ------------------------------------------------------------------------------------
December 31, 2012    14   $10.00220 to  $10.18798  $144     2.57%   1.50%  to   1.90%   14.98% to   15.44%
December 31, 2011    12   $ 8.69881 to  $ 8.82559  $110     0.00%   1.50%  to   1.90%    2.80% to    3.20%
December 31, 2010    16   $ 8.46186 to  $11.54906  $133     3.89%   1.50%  to   1.90%   15.86% to   22.85%
December 31, 2009    18   $ 6.91515 to  $ 6.96107  $122     3.45%   1.50%  to   1.90%   25.51% to   26.01%

                                 PROFUND VP SMALL-CAP GROWTH (AVAILABLE MAY 01, 2009)
                   ------------------------------------------------------------------------------------
December 31, 2012     3   $11.60725 to  $11.60725  $ 32     0.00%   1.50%  to   1.50%   10.82% to   10.82%
December 31, 2011     2   $10.47427 to  $10.55029  $ 26     0.00%   1.30%  to   1.50%   -0.21% to   -0.02%
December 31, 2010     3   $10.49669 to  $10.49669  $ 28     0.00%   1.50%  to   1.50%   23.87% to   23.87%
December 31, 2009     4   $ 8.47414 to  $ 8.47414  $ 35     0.00%   1.50%  to   1.50%   24.31% to   24.31%

                                  PROFUND VP SMALL-CAP VALUE (AVAILABLE MAY 01, 2009)
                   ------------------------------------------------------------------------------------
December 31, 2012     2   $11.08892 to  $11.08892  $ 20     0.00%   1.50%  to   1.50%   14.44% to   14.44%
December 31, 2011     2   $ 9.68994 to  $ 9.68994  $ 19     0.00%   1.50%  to   1.50%   -5.52% to   -5.52%
December 31, 2010     2   $10.25585 to  $10.25585  $ 25     0.10%   1.50%  to   1.50%   20.30% to   20.30%
December 31, 2009     2   $ 8.52534 to  $ 8.52534  $ 20     0.41%   1.50%  to   1.50%   18.62% to   18.62%

                                PROFUND VP TELECOMMUNICATIONS (AVAILABLE MAY 01, 2009)
                   ------------------------------------------------------------------------------------
December 31, 2012    24   $10.10290 to  $10.10290  $247     4.12%   1.50%  to   1.50%   14.79% to   14.79%
December 31, 2011    29   $ 8.80105 to  $ 8.80105  $255     2.96%   1.50%  to   1.50%    0.36% to    0.36%
December 31, 2010    28   $ 8.76916 to  $12.16509  $245     2.84%   1.50%  to   1.55%   13.98% to   21.09%
December 31, 2009    29   $ 7.69379 to  $ 7.69379  $221    11.48%   1.50%  to   1.50%    5.73% to    5.73%

                                     PROFUND VP UTILITIES (AVAILABLE MAY 01, 2009)
                   ------------------------------------------------------------------------------------
December 31, 2012    23   $ 9.22480 to  $ 9.39609  $212     2.71%   1.50%  to   1.90%   -1.73% to   -1.34%
December 31, 2011    27   $ 9.38722 to  $ 9.52393  $259     2.51%   1.50%  to   1.90%   15.32% to   15.78%
December 31, 2010    30   $ 8.14003 to  $10.77660  $244     2.49%   1.50%  to   1.90%    3.97% to    7.40%
December 31, 2009    23   $ 7.82890 to  $ 7.88054  $181     6.24%   1.50%  to   1.90%    8.67% to    9.10%

                                      A69

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                               DECEMBER 31, 2012

NOTE 7: PRELIMINARY UNAUDITED FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 PRELIMINARY UNAUDITED
                   -------------------------------------------------------------------------------------
                               AT YEAR ENDED                             FOR YEAR ENDED
                   -------------------------------------  -----------------------------------------------
                                                   NET    INVESTMENT
                   UNITS        UNIT VALUE        ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST     (000S)    RATIO*   LOWEST -- HIGHEST   LOWEST --HIGHEST
                   ------ ----------------------  ------- ---------- -----------------  ------------------
                                  PROFUND VP LARGE-CAP GROWTH (AVAILABLE MAY 01, 2009)
                   -------------------------------------------------------------------------------------
December 31, 2012      5  $10.52001 to  $10.81361 $    49   0.07%    1.50%  to   2.10%   10.40% to   11.05%
December 31, 2011      4  $ 9.52935 to  $ 9.73772 $    37   0.00%    1.50%  to   2.10%    1.01% to    1.61%
December 31, 2010      5  $ 9.43387 to  $ 9.58358 $    46   0.07%    1.50%  to   2.10%   10.86% to   11.51%
December 31, 2009      8  $ 8.51005 to  $ 8.59420 $    65   0.00%    1.50%  to   2.10%   27.07% to   27.82%

                                  PROFUND VP LARGE-CAP VALUE (AVAILABLE MAY 01, 2009)
                   -------------------------------------------------------------------------------------
December 31, 2012      8  $ 9.09087 to  $ 9.09087 $    75   0.76%    1.50%  to   1.50%   13.71% to   13.71%
December 31, 2011     18  $ 7.99461 to  $ 7.99461 $   141   0.76%    1.50%  to   1.50%   -2.74% to   -2.74%
December 31, 2010     17  $ 8.21947 to  $ 8.21947 $   139   0.96%    1.50%  to   1.50%   11.23% to   11.23%
December 31, 2009     15  $ 7.38987 to  $ 7.38987 $   111   1.33%    1.50%  to   1.50%   17.70% to   17.70%

                              AST BOND PORTFOLIO 2020**** (AVAILABLE ON JANUARY 02, 2009)
                   -------------------------------------------------------------------------------------
December 31, 2012     11  $11.60016 to  $12.95314 $   135   0.58%    1.30%  to   2.55%    3.67% to    4.95%
December 31, 2011     66  $11.06416 to  $12.41953 $   746   1.13%    1.30%  to   2.55%   15.73% to   17.15%
December 31, 2010    331  $ 9.54633 to  $10.66744 $ 3,199   0.00%    1.30%  to   2.55%    6.10% to   10.41%
December 31, 2009      0  $ 0.00000 to  $ 0.00000 $     0   0.00%    1.30%  to   2.15%   -6.43% to   -5.91%

                        AST JENNISON LARGE-CAP VALUE PORTFOLIO (AVAILABLE ON NOVEMBER 16, 2009)
                   -------------------------------------------------------------------------------------
December 31, 2012    557  $ 9.54913 to  $12.07266 $ 6,101   0.42%    0.55%  to   2.45%   10.46% to   12.61%
December 31, 2011    339  $ 8.50545 to  $10.78439 $ 3,336   0.33%    0.55%  to   2.45%  -14.75% to   -6.39%
December 31, 2010    251  $10.51922 to  $11.58869 $ 2,684   0.02%    1.15%  to   2.45%    5.50% to   12.43%
December 31, 2009     11  $10.29877 to  $10.30741 $   109   0.00%    1.15%  to   1.80%    1.51% to    1.59%

                        AST JENNISON LARGE-CAP GROWTH PORTFOLIO (AVAILABLE ON NOVEMBER 16, 2009)
                   -------------------------------------------------------------------------------------
December 31, 2012    876  $10.54999 to  $12.84306 $10,610   0.00%    0.55%  to   2.70%   12.07% to   14.55%
December 31, 2011    435  $10.49190 to  $11.27814 $ 4,657   0.00%    0.55%  to   2.70%   -2.05% to    0.11%
December 31, 2010    193  $10.71155 to  $11.33263 $ 2,096   0.00%    1.15%  to   2.70%    7.43% to   10.05%
December 31, 2009      4  $10.29227 to  $10.29766 $    42   0.00%    1.15%  to   1.55%    2.06% to    2.11%

                                 AST BOND PORTFOLIO 2017 (AVAILABLE ON JANUARY 4, 2010)
                   -------------------------------------------------------------------------------------
December 31, 2012  1,847  $11.61498 to  $11.93630 $21,847   0.52%    1.90%  to   2.85%    2.12% to    3.12%
December 31, 2011  1,836  $11.37404 to  $11.57526 $21,132   0.04%    1.90%  to   2.85%    8.24% to    9.30%
December 31, 2010     19  $10.52124 to  $10.59081 $   205   0.00%    1.90%  to   2.70%    5.24% to    5.92%

                                 AST BOND PORTFOLIO 2021 (AVAILABLE ON JANUARY 4, 2010)
                   -------------------------------------------------------------------------------------
December 31, 2012  2,129  $12.95637 to  $13.85470 $28,167   0.78%    1.30%  to   2.85%    3.75% to    5.42%
December 31, 2011  2,642  $12.48861 to  $13.14210 $33,532   0.06%    1.30%  to   2.85%   16.88% to   18.76%
December 31, 2010    396  $10.93130 to  $11.06626 $ 4,359   0.00%    1.30%  to   2.55%    9.31% to   10.66%

                         WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
                                              (AVAILABLE ON JULY 16, 2010)
                   -------------------------------------------------------------------------------------
December 31, 2012     16  $13.75687 to  $14.06753 $   220   1.65%    1.50%  to   1.75%   11.72% to   12.00%
December 31, 2011     17  $12.31349 to  $12.56056 $   206   0.63%    1.50%  to   1.75%  -14.29% to  -14.08%
December 31, 2010     17  $14.36608 to  $14.61842 $   242   0.00%    1.50%  to   1.75%   20.88% to   21.01%

                             WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
                                              (AVAILABLE ON JULY 16, 2010)
                   -------------------------------------------------------------------------------------
December 31, 2012    169  $ 2.16078 to  $ 2.21481 $   365   0.00%    1.50%  to   1.75%   18.68% to   18.97%
December 31, 2011    179  $ 1.82068 to  $ 1.86164 $   326   0.00%    1.50%  to   1.75%   -6.99% to   -6.75%
December 31, 2010    188  $ 1.95742 to  $ 1.99650 $   368   0.00%    1.50%  to   1.75%   26.08% to   26.21%

                            WELLS FARGO ADVANTAGE VT SMALL CAP VALUE PORTFOLIO SHARE CLASS 1
                                              (AVAILABLE ON JULY 16, 2010)
                   -------------------------------------------------------------------------------------
December 31, 2012      5  $12.11133 to  $12.18494 $    63   1.15%    1.50%  to   1.75%   12.36% to   12.64%
December 31, 2011      6  $10.77879 to  $10.81752 $    61   0.89%    1.50%  to   1.75%   -8.65% to   -8.43%
December 31, 2010      6  $11.79975 to  $11.81311 $    71   0.00%    1.50%  to   1.75%   21.84% to   21.98%

                                      A70

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                               DECEMBER 31, 2012

NOTE 7: PRELIMINARY UNAUDITED FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 PRELIMINARY UNAUDITED
                   ------------------------------------------------------------------------------------
                               AT YEAR ENDED                             FOR YEAR ENDED
                   --------------------------------------  ---------------------------------------------
                                                    NET    INVESTMENT
                   UNITS        UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**    TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST --HIGHEST
                   ------ ----------------------  -------- ---------- -----------------  ----------------
                                AST BOND PORTFOLIO 2022 (AVAILABLE ON JANUARY 3, 2011)
                   ------------------------------------------------------------------------------------
December 31, 2012   1,737 $12.22859 to  $12.62575 $ 21,559   0.03%    1.30%  to   2.85%   2.83% to   4.49%
December 31, 2011   1,302 $11.89255 to  $12.08351 $ 15,604   0.00%    1.30%  to   2.85%  18.93% to  20.84%

                        AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (AVAILABLE ON APRIL 29, 2011)
                   ------------------------------------------------------------------------------------
December 31, 2012   8,594 $ 9.95090 to  $10.27765 $ 86,714   0.46%    0.55%  to   2.45%   9.15% to  11.28%
December 31, 2011   4,835 $ 9.12583 to  $ 9.21697 $ 44,314   0.00%    0.85%  to   2.35%  -8.74% to  -7.82%

                   WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND -- CLASS 1 (AVAILABLE ON AUGUST 26, 2011)
                   ------------------------------------------------------------------------------------
December 31, 2012      17 $12.18018 to  $12.22072 $    210   0.54%    1.50%  to   1.75%  13.81% to  14.09%
December 31, 2011      25 $10.70255 to  $10.71170 $    268   0.00%    1.50%  to   1.75%   4.69% to   4.78%

                          AST PRUDENTIAL CORE BOND PORTFOLIO (AVAILABLE ON OCTOBER 31, 2011)
                   ------------------------------------------------------------------------------------
December 31, 2012     643 $10.50845 to  $10.70984 $  6,835   0.17%    0.85%  to   2.50%   4.49% to   6.20%
December 31, 2011      36 $10.06003 to  $10.07683 $    360   0.00%    1.30%  to   2.25%   0.42% to   0.58%

                       AST NEUBERGER BERMAN CORE BOND PORTFOLIO (AVAILABLE ON OCTOBER 31, 2011)
                   ------------------------------------------------------------------------------------
December 31, 2012     349 $10.31269 to  $10.48627 $  3,621   0.23%    0.85%  to   2.25%   2.51% to   3.98%
December 31, 2011      44 $10.06278 to  $10.07694 $    444   0.00%    1.30%  to   2.10%   0.35% to   0.48%

                                  AST BOND PORTFOLIO 2023 (AVAILABLE JANUARY 3, 2012)
                   ------------------------------------------------------------------------------------
December 31, 2012     376 $10.28760 to  $10.45376 $  3,908   0.00%    1.30%  to   2.85%   2.88% to   4.54%

                   AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (AVAILABLE APRIL 30, 2012)
                   ------------------------------------------------------------------------------------
December 31, 2012  19,511 $10.65915 to  $10.80738 $209,728   0.00%    0.85%  to   2.85%   6.62% to   8.08%

                        AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (AVAILABLE APRIL 30, 2012)
                   ------------------------------------------------------------------------------------
December 31, 2012   2,285 $10.23818 to  $10.40185 $ 23,601   0.95%    0.55%  to   2.85%   2.41% to   4.02%

                     AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (AVAILABLE AUGUST 20, 2012)
                   ------------------------------------------------------------------------------------
December 31, 2012       7 $10.38171 to  $10.39933 $     68   0.00%    1.30%  to   1.75%   3.83% to   4.00%

                             AST MFS LARGE-CAP VALUE PORTFOLIO (AVAILABLE AUGUST 20, 2012)
                   ------------------------------------------------------------------------------------
December 31, 2012       4 $10.18909 to  $10.21028 $     40   0.00%    1.30%  to   1.85%   1.91% to   2.11%

        --------
        * These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio is annualized and excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

        ** These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

        ***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the

                                      A71

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                               DECEMBER 31, 2012

NOTE 7: PRELIMINARY UNAUDITED FINANCIAL HIGHLIGHTS (CONTINUED)

           redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Product designs within a subaccount with an effective date during a period were excluded from the range of total return for that period. Contract owners may experience different total returns based on their investment options. Investment options with a date notation indicate the effective date of that investment option in the Account. Total returns for periods less than one year are not annualized. The total return is calculated for each of the five years in the period ended December 31, 2012 or from the effective date of the subaccount through the end of the reporting period.

       ****Represents a fund containing less than 1,000 units and/or $1,000 in net assets.

        A.  MORTALITY RISK AND EXPENSE RISK CHARGES

        The mortality risk and expense risk charges are applied daily against the net assets of the separate account attributable to each of the contracts. Mortality risk is that annuitants may live longer than estimated and expense risk is that the cost of issuing and administering the contracts may exceed related charges by Pruco Life of New Jersey. The mortality risk and expense risk charges are assessed through the reduction in unit values.

        B.  ADMINISTRATION CHARGE

        The administration charge is applied daily against the net assets held in each subaccount. Administration charges include costs associated with issuing the contract, establishing and maintaining records, and providing reports to contract owners. This charge is assessed through the reduction in unit values.

 ASSET-BASED
 CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
 ------------ ----------------------------------------------------------------
    0.55%     Premier Retirement Advisor - No Optional Benefits
    0.85%     Premier Retirement Variable Annuity - No Optional Benefits
    0.95%     Premier Bb Series - No Optional Benefits
              Premier Retirement Advisor - With HAV
    1.15%     Premier B Series - No Optional Benefits
              Premier Retirement Advisor - With HD GRO II OR GRO Plus II
    1.20%     Premier Bb Series with HAV
    1.30%     Premier Bb Series - with HD GRO
              Premier Retirement B - No Optional Benefits
    1.35%     Discovery Choice Basic - No Optional Benefits
              Premier Bb Series - with HAV
    1.40%     No Optional Benefits
              Discovery Select Variable Annuity (0.15% Admin and 1.25% M&E)
              Strategic Partners Annuity One
              Strategic Partners Annuity One Enhanced - Non Bonus Version
              Strategic Partners Annuity One Enhanced III - Non Bonus Version
              Strategic Partners Plus
              Strategic Partners Plus Enhanced - Non Bonus Version
              Strategic Partners Plus Enhanced III - Non Bonus Version
              Strategic Partners Advisor
              Premier B Series with HAV
    1.50%     No Optional Benefits
              Strategic Partners Annuity One Enhanced - Bonus Version
              Strategic Partners Annuity One Enhanced III - Bonus Version
              Strategic Partners Plus Enhanced - Bonus Version
              Strategic Partners Plus Enhanced III - Bonus Version
              Premier L Series
              Premier B Series with HD GRO

                                      A72

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                               DECEMBER 31, 2012

NOTE 7: PRELIMINARY UNAUDITED FINANCIAL HIGHLIGHTS (CONTINUED)

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ ------------------------------------------------------------------------------------------
   1.52%     Strategic Partners Select GMDB with Step Up and Roll Up
   1.55%     Premier X Series - No Optional Benefits
             Premier B Series with HAV
             Premier Bb Series with LT5 or HD5
             Premier Bb Series with HD GRO
             Premier Bb Series with HD GRO and HAV
             Premier Retirement Advisor - With HAV and HD GRO II OR HAV and GRO Plus II
   1.60%     No Optional Benefits
             Strategic Partners FlexElite
             GMDB Annual Step Up or 5% Roll Up
             Strategic Partners Annuity One
             Strategic Partners Annuity One Enhanced - Non Bonus Version
             Strategic Partners Plus
             Strategic Partners Plus Enhanced - Non Bonus Version
   1.65%     Discovery Choice Enhanced - No Optional Benefit
             GMDB Annual Step Up or 5% Roll Up
             Strategic Partners Annuity One Enhanced III - Non Bonus Version
             Strategic Partners Plus Enhanced III - Non Bonus Version
             Strategic Partners Advisor with GMDB with Step Up and Roll Up
   1.70%     GMDB Annual Step Up or 5% Roll Up
             Strategic Partners Annuity One Enhanced - Bonus Version
             Strategic Partners Plus Enhanced - Bonus Version
             GMDB with-Greater of Roll Up and Step Up
             Strategic Partners Annuity One
             Strategic Partners Annuity One Enhanced - Non Bonus Version
             Strategic Partners Plus Enhanced - Non Bonus Version
             GMDB with Step Up and Roll Up
             Strategic Partners Plus
             Strategic Partners Plus Enhanced - Non Bonus Version
             Premier Bb Series with SLT5 and GMIB and HAV
             Premier Retirement B - With HAV
             Premier Retirement L - No Optional Benefits
   1.75%     Premier B Series with LT5 or HD5 or HD GRO
             GMDB Annual Step Up or 5% Roll Up
             Strategic Partners Annuity One Enhanced III - Bonus Version
             Strategic Partners Plus Enhanced III - Bonus Version
             Premier B Series with HD GRO and HAV
             Premier L Series with HAV
             Premier Retirement C - No Optional Benefits
   1.80%     Strategic Partners FlexElite with GMDB Annual Step Up or 5% Roll Up
             Strategic Partners Plus Enhanced - Bonus Version with GMDB with Step Up and Roll Up
             Strategic Partners Annuity One Enhanced - Bonus Version with GMDB with Greater of Roll Up and Step Up
             Premier X Series with HAV
             Premier Bb Series with LT5 or HD5 and HAV
             Premier Bb Series with HD GRO and HAV
             Premier Retirement Variable Annuity with HDI or SHDI
   1.85%     Premier L Series with HD GRO
             Premier Retirement X - No Optional Benefits
   1.90%     Premier B Series with SLT5
             Premier L Series with HAV
             Strategic Partners FlexElite with GMDB with Greater of Roll Up and Step Up
             Premier X Series with HD GRO
             Premier Retirement B - With HD GRO II OR GRO Plus II

                                      A73

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                               DECEMBER 31, 2012

NOTE 7: PRELIMINARY UNAUDITED FINANCIAL HIGHLIGHTS (CONTINUED)

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ -------------------------------------------------------------------------------------------
   1.95%     Premier Bb Series with GMIB and HDV or Combo
             Premier X Series with HAV
             Premier Bb Series with HD GRO and HAV
   2.00%     With LT5 or HD5
             Strategic Partners Annuity One Enhanced - Non Bonus Version
             Strategic Partners Annuity One Enhanced III - Non Bonus Version
             Strategic Partners Plus Enhanced - Non Bonus Version
             Strategic Partners Plus Enhanced III - Non Bonus Version
             Strategic Partners Advisor
             Premier B Series with LT5
             Premier B Series with HD5 and HAV
             Premier B Series with HD GRO and HAV
   2.10%     With LT5 or HD5
             Strategic Partners Annuity One Enhanced - Bonus Version
             Strategic Partners Annuity One Enhanced III - Bonus Version
             Strategic Partners Plus Enhanced - Bonus Version
             Strategic Partners Plus Enhanced III - Bonus Version
             Premier L Series
             Premier L Series with HD GRO
             Premier L Series with HD GRO and HAV
             Premier Retirement L - With HAV
   2.15%     With SLT5
             Strategic Partners Annuity One Enhanced III - Non Bonus Version
             Strategic Partners Plus Enhanced III - Non Bonus Version
             Premier B Series with HD GRO and HAV
             Premier X Series with LT5 or HD5
             Premier X Series with HD GRO
             Premier X Series with HD GRO and HAV
             Premier Retirement C - With HAV
   2.20%     With LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
             Strategic Partners Annuity One Enhanced - Non Bonus Version
             Strategic Partners Plus Enhanced - Non Bonus Version
   2.25%     With SLT5
             Premier L Series
             Strategic Partners Annuity One Enhanced III - Bonus Version
             Strategic Partners Plus Enhanced III - Bonus Version
             With LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
             Strategic Partners Annuity One Enhanced III - Non Bonus Version
             Strategic Partners Plus Enhanced III - Non Bonus Version
             Strategic Partners Advisor with LT5 or HD5 and GMDB with Step Up and Roll Up
             Premier Retirement X - With HAV
   2.30%     Premier X Series with SLT5
             Strategic Partners Plus Enhanced - Non Bonus Version with LT5 or HD5 and GMDB with Step Up and Roll Up
             With LT5 or HD5 and GMDB with Greater of Roll Up and Step Up
             Strategic Partners Annuity One Enhanced - Non Bonus Version
             With LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
             Strategic Partners Annuity One Enhanced - Bonus Version
             Strategic Partners Plus Enhanced - Bonus Version
             Premier Retirement B - With HAV and HD GRO II OR HAV and GRO Plus II
             Premier Retirement L - With HD GRO II OR GRO Plus II
   2.35%     With LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
             Strategic Partners Annuity One Enhanced III - Bonus Version
             Strategic Partners Plus Enhanced III - Bonus Version
             Premier L Series with LT5

                                      A74

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                               DECEMBER 31, 2012

NOTE 7: PRELIMINARY UNAUDITED FINANCIAL HIGHLIGHTS (CONTINUED)

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ ----------------------------------------------------------------------
             Premier L Series with HD5 and HAV
             Premier L Series with HD GRO and HAV
             Premier Retirement C - With HD GRO II OR GRO Plus II
   2.40%     With LT5 or HD5 and GMDB with Greater of Roll Up and Step Up
             Strategic Partners Annuity One Enhanced - Bonus Version
             With LT5 or HD5 and GMDB with Step Up and Roll Up
             Strategic Partners Plus Enhanced - Bonus Version
             Premier X Series with LT5
             Premier X Series with HD5 and HAV
             Premier X Series with HD GRO and HAV
   2.45%     Premier Retirement X - With HD GRO II OR GRO Plus II
   2.50%     Premier L Series with HD GRO and HAV
   2.55%     Premier X Series with HD GRO and HAV
   2.70%     Premier Retirement L - With HAV and HD GRO II OR HAV and GRO Plus II
   2.75%     Premier Retirement C - With HAV and HD GRO II OR HAV and GRO Plus II
   2.85%     Premier Retirement X - With HAV and HD GRO II OR HAV and GRO Plus II

        C.  WITHDRAWAL CHARGES

        A deferred sales charge may be made upon full or partial contract owner redemptions. The charge compensates Pruco Life of New Jersey for paying the expenses of selling and distributing the contracts, including sales commissions, printing of prospectuses, sales administration, preparation of sales literature, and other promotional activities. No withdrawal charge is imposed whenever earnings are withdrawn. The range for withdrawal charges is 0%-9%. The charge is assessed through the redemption of units.

        D.  OTHER RELATED CHARGES

        For Highest Daily Lifetime Seven, Highest Daily Lifetime Seven with Beneficiary Income Option, Highest Daily Lifetime Seven with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Seven and Spousal Highest Daily Lifetime Seven with Beneficiary Income Option, the Optional Benefit Fee is a percentage of the Protected Withdrawal Value and is deducted pro rata from the Subaccounts on a quarterly basis.

        For Highest Daily Lifetime Income 2.0, Highest Daily Lifetime Income
        2.0 with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Income 2.0, Highest Daily Lifetime Income 2.0 with Highest Annual Death Benefit, Spousal Highest Daily Lifetime Income 2.0 with Highest Annual Death Benefit, Highest Daily Lifetime Income, Highest Daily Lifetime Income with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Income, Highest Daily Lifetime Six Plus, Highest Daily Lifetime Six Plus with Beneficiary Income Option, Highest Daily Lifetime Six Plus with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Six Plus, and Spousal Highest Daily Lifetime Six Plus with Beneficiary Income Option, Highest Daily Lifetime Seven Plus, Highest Daily Lifetime Seven Plus with Beneficiary Income Option, Highest Daily Lifetime Seven Plus with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Seven Plus, and Spousal Highest Daily Lifetime Seven Plus with Beneficiary Income Option, the Optional Benefit Fee is assessed against the greater of the unadjusted account value or the Protected Withdrawal Value and is deducted pro rata from the Subaccounts on a quarterly basis.

        An annual Maintenance Fee is charged if purchase payments or account is less than a stated amount (varies by product).

                                      A75

               PRELIMINARY UNAUDITED NOTES TO FINANCIAL DATA OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                               DECEMBER 31, 2012

NOTE 8: OTHER


        Contract owner net payments--represent contract owner contributions under the Variable Annuity Policies reduced by applicable deductions, charges, and state premium taxes.

        Annuity payments--represent periodic payments distributed under the terms of the policy.

        Surrenders, withdrawals, and death benefits--are payments to contract owners and beneficiaries made under the terms of the Variable Annuity Policies, and amounts that contract owners have requested to be withdrawn or paid to them.

        Net transfers between other subaccounts or fixed rate options--are amounts that contract owners have directed to be moved among subaccounts, including permitted transfers to and from the Guaranteed Interest Account and Market Value Adjustment.

        Withdrawals and other charges--are various contract level charges as described in contract charges and features section located above.

                                      A76

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                           Financial Statements and
            Report of Independent Registered Public Accounting Firm

                          December 31, 2011 and 2010

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                         INDEX TO FINANCIAL STATEMENTS

Financial Statements                                                     Page #
--------------------                                                     ------

Management's Annual Report on Internal Control Over Financial Reporting    B-2

Financial Statements:

Statements of Financial Position--December 31, 2011 and 2010               B-3

Statements of Operations and Comprehensive Income
Years ended December 31, 2011, 2010 and 2009                               B-4

Statements of Stockholder's Equity
Years ended December 31, 2011, 2010 and 2009                               B-5

Statements of Cash Flows
Years ended December 31, 2011, 2010 and 2009                               B-6

Notes to Financial Statements                                              B-7

Report of Independent Registered Public Accounting Firm                   B-73

    Management's Annual Report on Internal Control Over Financial Reporting

Management of Pruco Life Insurance Company of New Jersey ("the Company") is responsible for establishing and maintaining adequate internal control over financial reporting. Management conducted an assessment of the effectiveness, as of December 31, 2011, of the Company's internal control over financial reporting, based on the framework established in Internal Control - Integrated Framework issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO). Based on our assessment under that framework, management concluded that the Company's internal control over financial reporting was effective as of December 31, 2011.

Our internal control over financial reporting is a process designed by or under the supervision of our principal executive and principal financial officers to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. Our internal control over financial reporting includes policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect transactions and dispositions of assets; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures are being made only in accordance with authorizations of management and the directors of the Company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the Company's assets that could have a material effect on our financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

This Annual Report does not include an attestation report of the Company's registered public accounting firm, PricewaterhouseCoopers LLP, regarding internal control over financial reporting. Internal controls over Financial Reporting were not subject to attestation by the Company's registered public accounting firm pursuant to final rules of the Securities and Exchange Commission that permit the Company to provide only management's report in this Annual Report.

March 9, 2012

PART I-FINANCIAL INFORMATION

Pruco Life Insurance Company of New Jersey

Statements of Financial Position
As of December 31, 2011 and 2010 (in thousands, except share amounts)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                                   2011       2010
                                                                                                ---------- ----------
ASSETS
Fixed maturities available for sale, at fair value (amortized cost: 2011 - $ 1,132,908; 2010 -
 $1,007,655)                                                                                    $1,219,904 $1,064,541
Equity securities available for sale, at fair value (cost: 2011 - $1,521; 2010 - $2,301)             1,420      2,074
Trading account assets, at fair value                                                                1,569          0
Policy loans                                                                                       177,162    175,514
Short-term investments                                                                               1,069      7,409
Commercial mortgage and other loans                                                                230,201    182,437
Other long-term investments                                                                         29,075     16,913
                                                                                                ---------- ----------
  Total investments                                                                              1,660,400  1,448,888
Cash and cash equivalents                                                                           26,723     87,961
Deferred policy acquisition costs                                                                  262,895    271,179
Accrued investment income                                                                           17,275     16,365
Reinsurance recoverables                                                                           522,762    419,858
Receivables from parents and affiliates                                                             23,148     25,833
Deferred sales inducements                                                                          48,101     51,106
Other assets                                                                                         8,830      8,293
Separate account assets                                                                          6,258,008  5,038,051
                                                                                                ---------- ----------
Total Assets                                                                                     8,828,142  7,367,534
                                                                                                ========== ==========

LIABILITIES AND EQUITY
LIABILITIES
Policyholders' account balances                                                                  1,133,080  1,054,013
Future policy benefits and other policyholder liabilities                                          691,967    503,354
Cash collateral for loaned securities                                                               17,012        413
Securities sold under agreements to repurchase                                                       3,216      2,957
Income taxes                                                                                        23,178     86,999
Short-term debt to affiliates                                                                       26,000          0
Long-term debt to affiliates                                                                        44,000          0
Payables to parent and affiliates                                                                    2,267      5,837
Other liabilities                                                                                   67,081    109,969
Separate account liabilities                                                                     6,258,008  5,038,051
                                                                                                ---------- ----------
Total Liabilities                                                                                8,265,809  6,801,593
                                                                                                ---------- ----------

COMMITMENTS AND CONTINGENT LIABILITIES (See Note 12)

EQUITY
Common stock, ($5 par value;
  400,000 shares, authorized,
  issued and outstanding)                                                                            2,000      2,000
Additional paid-in capital                                                                         207,928    169,742
Retained earnings                                                                                  305,281    365,068
Accumulated other comprehensive income                                                              47,124     29,131
                                                                                                ---------- ----------
Total Equity                                                                                       562,333    565,941
                                                                                                ---------- ----------
TOTAL LIABILITIES AND EQUITY                                                                    $8,828,142 $7,367,534
                                                                                                ========== ==========

                       See Notes to Financial Statements

Pruco Life Insurance Company of New Jersey

Statements of Operations and Comprehensive Income (Loss)
Years Ended December 31, 2011, 2010 and 2009 (in thousands)
--------------------------------------------------------------------------------

                                                                                          2011      2010      2009
                                                                                       ---------  --------  --------
REVENUES
Premiums                                                                               $  15,305  $ 14,733  $ 17,031
Policy charges and fee income                                                            113,472    53,611    69,199
Net investment income                                                                     77,556    77,044    69,944
Asset administration fees                                                                 21,630    11,084     7,114
Other income                                                                               3,253     4,915     4,779
Realized investment gains (losses), net:
  Other-than-temporary impairments on fixed maturity securities                           (7,483)  (21,164)  (14,461)
  Other-than-temporary impairments on fixed maturity securities transferred to Other
   Comprehensive Income                                                                    7,215    18,612     8,391
  Other realized investment gains (losses), net                                         (109,788)   59,567    19,584
                                                                                       ---------  --------  --------
    Total realized investment gains (losses), net                                       (110,056)   57,015    13,514
                                                                                       ---------  --------  --------
Total Revenues                                                                           121,160   218,402   181,581
                                                                                       ---------  --------  --------
BENEFITS AND EXPENSES
Policyholders' benefits                                                                   27,226      (198)   26,062
Interest credited to policyholders' account balances                                      62,222    37,125    38,735
Amortization of deferred policy acquisition costs                                         90,046     8,662    16,370
General, administrative and other expenses                                                50,061    41,997    30,157
                                                                                       ---------  --------  --------
Total Benefits And Expenses                                                              229,555    87,586   111,324
                                                                                       ---------  --------  --------
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES                                       (108,395)  130,816    70,257
                                                                                       ---------  --------  --------

Income Taxes:
  Current                                                                                   (715)   23,841    20,362
  Deferred                                                                               (47,893)   15,967    (1,376)
                                                                                       ---------  --------  --------
Income tax (benefit) expense                                                             (48,608)   39,808    18,986
                                                                                       ---------  --------  --------
NET INCOME (LOSS)                                                                      $ (59,787) $ 91,008  $ 51,271
                                                                                       =========  ========  ========
Other comprehensive income (loss), before tax:
  Foreign currency translation adjustments                                                   (32)      (34)       60
    Unrealized investment gains (losses) for the period                                   21,317    19,876    76,123
    Reclassification adjustment for (gains) losses included in net income                  6,397     6,670     5,436
                                                                                       ---------  --------  --------
  Net unrealized investment gains (losses)                                                27,714    26,546    81,559
                                                                                       ---------  --------  --------
Other comprehensive income (loss), before tax:                                            27,682    26,512    81,619
  Less: Income tax expense (benefit) related to:
    Foreign currency translation adjustment                                                  (11)      (12)       21
    Net unrealized investment gains                                                        9,700     9,291    28,546
     Total                                                                                 9,689     9,279    28,567
                                                                                       ---------  --------  --------
Other comprehensive income (loss), net of tax:                                            17,993    17,233    53,052
                                                                                       ---------  --------  --------
COMPREHENSIVE INCOME (LOSS)                                                            $ (41,794) $108,241  $104,323
                                                                                       =========  ========  ========

                       See Notes to Financial Statements

Pruco Life Insurance Company of New Jersey

Statements of Stockholder's Equity
Years Ended December 31, 2011, 2010 and 2009 (in thousands)
--------------------------------------------------------------------------------

                                                                                      Accumulated
                                                                Additional               Other
                                                         Common  Paid-in   Retained  Comprehensive  Total
                                                         Stock   Capital   Earnings  Income (Loss)  Equity
                                                         ------ ---------- --------  ------------- --------
Balance, December 31, 2008                               $2,000  $168,998  $273,964    $(30,644)   $414,318
Cumulative effect of adoption of accounting principle         -         -   (54,908)     (6,777)    (61,685)
Impact of adoption of new guidance for other-than-
 temporary impairments of debt securities, net of taxes       -         -     3,733      (3,733)          -
Comprehensive income:
  Net income (loss)                                           -         -    51,271           -      51,271
  Other comprehensive income (loss), net of taxes             -         -         -      53,052      53,052
                                                                                                   --------
Total comprehensive income                                              -         -           -     104,323
                                                         ------  --------  --------    --------    --------
Balance, December 31, 2009                               $2,000  $168,998  $274,060    $ 11,898    $456,956
Affiliated Asset Transfers                                    -       744         -           -         744
Comprehensive income:
  Net income (loss)                                           -         -    91,008           -      91,008
  Other comprehensive income (loss), net of taxes             -         -         -      17,233      17,233
                                                         ------  --------  --------    --------    --------
Total comprehensive income                                              -         -           -     108,241
                                                         ------  --------  --------    --------    --------
Balance, December 31, 2010                               $2,000  $169,742  $365,068    $ 29,131    $565,941
Contributed Capital                                           -    38,000         -           -      38,000
Affiliated Asset Transfers                                    -       186         -           -         186
Comprehensive income:
  Net income (loss)                                           -         -   (59,787)          -     (59,787)
  Other comprehensive income (loss), net of taxes             -         -         -      17,993      17,993
                                                                                                   --------
Total comprehensive income                                              -         -           -     (41,794)
                                                         ------  --------  --------    --------    --------
Balance, December 31, 2011                               $2,000  $207,928  $305,281    $ 47,124    $562,333
                                                         ======  ========  ========    ========    ========

                       See Notes to Financial Statements

Pruco Life Insurance Company of New Jersey

Statements of Cash Flows
Years Ended December 31, 2011, 2010 and 2009 (in thousands)
--------------------------------------------------------------------------------

                                                                                                  2011       2010       2009
                                                                                               ---------  ---------  ---------
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES:
Net income (loss)                                                                              $ (59,787) $  91,008  $  51,271
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
  Policy charges and fee income                                                                  (25,622)   (13,636)   (15,562)
  Interest credited to policyholders' account balances                                            62,222     37,125     38,735
  Realized investment (gains) losses, net                                                        110,056    (57,015)   (13,514)
  Amortization and other non-cash items                                                           (2,359)    (3,906)      (271)
  Change in:
   Future policy benefits and other insurance liabilities                                         93,600     90,575     71,430
   Reinsurance recoverables                                                                     (127,939)   (97,731)   (65,542)
   Accrued investment income                                                                        (910)       468     (1,809)
   Receivables from parent and affiliates                                                          2,213     (6,108)    15,115
   Payables to parent and affiliates                                                              (3,569)     1,643     (5,628)
   Deferred policy acquisition costs                                                                 (25)   (61,853)   (28,815)
   Income taxes payable                                                                          (73,506)    10,966      4,611
   Deferred sales inducements                                                                    (22,392)   (21,594)    (8,689)
   Other, net                                                                                    (13,260)    15,508     (8,966)
                                                                                               ---------  ---------  ---------
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES                                                 $ (61,278) $ (14,550) $  32,366
                                                                                               ---------  ---------  ---------
CASH FLOWS FROM (USED IN) INVESTING ACTIVITIES:
  Proceeds from the sale/maturity/prepayment of:
   Fixed maturities, available for sale                                                        $ 171,016  $ 211,850  $ 254,335
   Short-term investments                                                                         21,230     42,060     47,394
   Policy loans                                                                                   20,142     17,827     20,554
   Commercial mortgage and other loans                                                            27,533     28,189     10,212
   Other long-term investments                                                                     1,373      1,591        846
   Equity securities, available for sale                                                             474      2,000          -
  Payments for the purchase/origination of:
   Fixed maturities, available for sale                                                         (293,216)  (190,281)  (412,550)
   Short-term investments                                                                        (14,899)   (21,491)   (67,219)
   Policy loans                                                                                  (14,130)   (15,966)   (13,030)
   Commercial mortgage and other loans                                                           (75,298)   (41,700)   (31,684)
   Other long-term investments                                                                    (7,533)    (8,609)      (612)
   Equity securities, available for sale                                                          (1,347)      (158)         -
  Notes receivable from parent and affiliates, net                                                 1,334     13,926      2,907
  Other                                                                                               24        320        616
                                                                                               ---------  ---------  ---------
CASH FLOWS FROM (USED IN) INVESTING ACTIVITIES                                                 $(163,297) $  39,558  $(188,230)
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES:
  Policyholders' account deposits                                                              $ 159,318  $ 171,435  $ 335,906
  Policyholders' account withdrawals                                                             (83,438)  (151,600)  (213,085)
  Net change in securities sold under agreement to repurchase and cash collateral for loaned
   securities                                                                                     16,859    (29,304)    (5,954)
  Dividend to parent                                                                                   -          -          -
  Contributed capital                                                                             38,000         10          -
  Affiliated asset transfers                                                                         186          -          -
  Net change in financing arrangements (maturities 90 days or less)                              (11,588)    39,811      1,787
  Net change in long-term borrowing                                                               44,000          -          -
                                                                                               ---------  ---------  ---------
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES                                                 $ 163,337  $  30,352  $ 118,654
                                                                                               ---------  ---------  ---------
  Net increase (decrease) in cash and cash equivalents                                           (61,238)    55,360    (37,210)
  Cash and cash equivalents, beginning of year                                                    87,961     32,601     69,811
                                                                                               ---------  ---------  ---------
CASH AND CASH EQUIVALENTS, END OF YEAR                                                         $  26,723  $  87,961  $  32,601
                                                                                               =========  =========  =========
SUPPLEMENTAL CASH FLOW INFORMATION
  Income taxes paid                                                                            $  25,000  $  28,842  $  14,375
  Interest paid                                                                                $      98  $       4  $       7

                       See Notes to Financial Statements

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
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1. BUSINESS AND BASIS OF PRESENTATION

Pruco Life Insurance Company of New Jersey, or the "Company," is a wholly owned subsidiary of the Pruco Life Insurance Company, or "Pruco Life," which in turn is a wholly owned subsidiary of The Prudential Insurance Company of America, or "Prudential Insurance." Prudential Insurance is an indirect wholly owned subsidiary of Prudential Financial, Inc., or "Prudential Financial." The Company sells variable annuities, universal life insurance, variable life insurance, and term life insurance, primarily through third party distributors only in New Jersey and New York, United States.

Beginning in March 2010, Prudential Annuities Life Assurance Corporation ("PALAC"), an affiliate of the Company, ceased offering its existing variable annuity products (and where offered, the companion market value adjustment option) to new investors upon the launch of a new product line in Pruco Life Insurance Company of New Jersey (and Pruco Life Insurance Company for the version of the product sold outside of New York). In general, the new product line offers the same optional living benefits and optional death benefits as offered by PALAC's existing variable annuities. However, subject to applicable contractual provisions and administrative rules, PALAC will continue to accept subsequent purchase payments on in force contracts under existing annuity products. These initiatives were implemented to create operational and administrative efficiencies by offering a single product line of annuity products from a more limited group of legal entities. In addition, by limiting its variable annuity offerings to a single product line, the Prudential Annuities business unit of Prudential Financial expects to convey a more focused, cohesive image in the marketplace.

Basis of Presentation
The Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States of America, or "U.S. GAAP." The Company has extensive transactions and relationships with Prudential Insurance and other affiliates, (as more fully described in Note 13). Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among unrelated parties.

Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining deferred policy acquisition costs and related amortization; amortization of deferred sales inducements; future policy benefits including guarantees; valuation of investments including derivatives and the recognition of other-than-temporary impairments; provision for income taxes and valuation of deferred tax assets; and reserves for contingent liabilities, including reserves for losses in connection with unresolved legal matters.

Reclassifications
Certain amounts in prior periods have been reclassified to conform to the current period presentation.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments and Investment Related Liabilities
The Company's investments in debt and equity securities include fixed maturities; trading account assets; equity securities; and short-term investments. The accounting policies related to these, as well as commercial mortgage and other loans, are as follows:

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2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)


Fixed maturities are comprised of bonds, notes and redeemable preferred stock. Fixed maturities classified as "available for sale" are carried at fair value. See Note 10 for additional information regarding the determination of fair value. Interest income, as well as the related amortization of premium and accretion of discount, is included in "Net investment income" under the effective yield method. For mortgage-backed and asset-backed securities, the effective yield is based on estimated cash flows, including prepayment assumptions based on data from widely accepted third-party data sources or internal estimates. In addition to prepayment assumptions, cash flow estimates vary based on assumptions regarding the underlying collateral, including default rates and changes in value. These assumptions can significantly impact income recognition and the amount of other-than-temporary impairments recognized in earnings and other comprehensive income. For high credit quality mortgage-backed and asset-backed securities (those rated AA or above), cash flows are provided quarterly, and the amortized cost and effective yield of the security are adjusted as necessary to reflect historical prepayment experience and changes in estimated future prepayments. The adjustments to amortized cost are recorded as a charge or credit to net investment income in accordance with the retrospective method. For asset-backed and mortgage-backed securities rated below AA, the effective yield is adjusted prospectively for any changes in estimated cash flows. See the discussion below on realized investment gains and losses for a description of the accounting for impairments. Unrealized gains and losses on fixed maturities classified as "available for sale," net of tax, and the effect on deferred policy acquisition costs, deferred sales inducements and future policy benefits that would result from the realization of unrealized gains and losses, are included in "Accumulated other comprehensive income
(loss)."

Equity securities available for sale are comprised of common stock and non-redeemable preferred stock and are carried at fair value. The associated unrealized gains and losses, net of tax, and the effect on deferred policy acquisition costs, deferred sales inducements and future policy benefits that would result from the realization of unrealized gains and losses, are included in "Accumulated other comprehensive income (loss)." The cost of equity securities is written down to fair value when a decline in value is considered to be other-than-temporary. See the discussion below on realized investment gains and losses for a description of the accounting for impairments. Dividends from these investments are recognized in "Net investment income" when declared.

Trading account assets at fair value are comprised of perpetual preferred stock. Realized and unrealized gains and losses for these investments are reported in "Other income." Dividend income from these investments is reported in "Net investment income."

Commercial mortgage and other loans consist of commercial mortgage loans and agricultural loans. Commercial mortgage loans are broken down by class which is based on property type (industrial properties, retail, office, multi-family/apartment, hospitality, and other). Commercial mortgage and other loans originated and held for investment are generally carried at unpaid principal balance, net of unamortized deferred loan origination fees and expenses and net of an allowance for losses. Commercial mortgage and other loans acquired, including those related to the acquisition of a business, are recorded at fair value when purchased, reflecting any premiums or discounts to unpaid principal balances.

Interest income, as well as prepayment fees and the amortization of the related premiums or discounts, related to commercial mortgage and other loans, are included in "Net investment income."

Impaired loans include those loans for which it is probable that amounts due according to the contractual terms of the loan agreement will not all be collected. The Company defines "past due" as principal or interest not collected at least 30 days past the scheduled contractual due date. Interest received on loans that are past due, including impaired and non-impaired loans as well as loans that were previously modified in a troubled debt

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2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

restructuring, is either applied against the principal or reported as net investment income based on the Company's assessment as to the collectability of the principal. See Note 3 for additional information about the Company's past due loans.

The Company discontinues accruing interest on loans after the loans become 90 days delinquent as to principal or interest payments, or earlier when the Company has doubts about collectability. When the Company discontinues accruing interest on a loan, any accrued but uncollectible interest on the loan and other loans backed by the same collateral, if any, is charged to interest income in the same period. Generally, a loan is restored to accrual status only after all delinquent interest and principal are brought current and, in the case of loans where the payment of interest has been interrupted for a substantial period, or the loan has been modified, a regular payment performance has been established.

The Company reviews the performance and credit quality of the commercial mortgage loan and agricultural loan portfolios on an on-going basis. Loans are placed on watch list status based on a predefined set of criteria and are assigned one of three categories. Loans are placed on "early warning" status in cases where, based on the Company's analysis of the loan's collateral, the financial situation of the borrower or tenants or other market factors, it is believed a loss of principal or interest could occur. Loans are classified as "closely monitored" when it is determined that there is a collateral deficiency or other credit events that may lead to a potential loss of principal or interest. Loans "not in good standing" are those loans where the Company has concluded that there is a high probability of loss of principal, such as when the loan is delinquent or in the process of foreclosure. As described below, in determining the allowance for losses, the Company evaluates each loan on the watch list to determine if it is probable that amounts due according to the contractual terms of the loan agreement will not be collected.

Loan-to-value and debt service coverage ratios are measures commonly used to assess the quality of commercial mortgage loans. The loan-to-value ratio compares the amount of the loan to the fair value of the underlying property collateralizing the loan, and is commonly expressed as a percentage. Loan-to-value ratios greater than 100% indicate that the loan amount exceeds the collateral value. A smaller loan-to-value ratio indicates a greater excess of collateral value over the loan amount. The debt service coverage ratio compares a property's net operating income to its debt service payments. Debt service coverage ratios less than 1.0 times indicate that property operations do not generate enough income to cover the loan's current debt payments. A larger debt service coverage ratio indicates a greater excess of net operating income over the debt service payments. The values utilized in calculating these ratios are developed as part of the Company's periodic review of the commercial mortgage loan and agricultural loan portfolio, which includes an internal appraisal of the underlying collateral value. The Company's periodic review also includes a quality re-rating process, whereby the internal quality rating originally assigned at underwriting is updated based on current loan, property and market information using a proprietary quality rating system. The loan-to-value ratio is the most significant of several inputs used to establish the internal credit rating of a loan which in turn drives the allowance for losses. Other key factors considered in determining the internal credit rating include debt service coverage ratios, amortization, loan term, estimated market value growth rate and volatility for the property type and region. See Note 3 for additional information related to the loan-to-value ratios and debt service coverage ratios related to the Company's commercial mortgage and agricultural loan portfolios.

The allowance for loan losses includes a loan specific reserve for each impaired loan that has a specifically identified loss and a portfolio reserve for probable incurred but not specifically identified losses. For impaired commercial mortgage loans and agricultural loans, the allowances for losses are determined based on the present value of expected future cash flows discounted at the loan's effective interest rate, or based upon the fair value of

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Notes to Financial Statements
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2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

the collateral if the loan is collateral dependent. The portfolio reserves for probable incurred but not specifically identified losses in the commercial mortgage and agricultural loan portfolio segments considers the current credit composition of the portfolio based on an internal quality rating, (as described above). The portfolio reserves are determined using past loan experience, including historical credit migration, loss probability and loss severity factors by property type. These factors are reviewed each quarter and updated as appropriate.

The allowance for losses on commercial mortgage loans and agricultural loans can increase or decrease from period to period based on the factors noted above. "Realized investment gains (losses), net" includes changes in the allowance for losses. "Realized investment gains (losses), net" also includes gains and losses on sales, certain restructurings, and foreclosures.

When a commercial mortgage or other loan is deemed to be uncollectible, any specific valuation allowance associated with the loan is reversed and a direct write down to the carrying amount of the loan is made. The carrying amount of the loan is not adjusted for subsequent recoveries in value.

Policy loans are carried at unpaid principal balances. Interest income on policy loans is recognized in "Net investment income" at the contract interest rate when earned.

Securities repurchase and resale agreements and securities loaned transactions are used to earn spread income, to borrow funds, or to facilitate trading activity. Securities repurchase and resale agreements are generally short term in nature, and therefore, the carrying amounts of these instruments approximate fair value. As part of securities repurchase agreements or securities loan transactions the Company transfers U.S. government and government agency securities and receives cash as collateral. As part of securities resale agreements, the Company transfers cash as collateral and receives U.S. government securities. For securities repurchase agreements and securities loaned transactions used to earn spread income, the cash received is typically invested in cash equivalents, short term investments or fixed maturities.

Securities repurchase and resale agreements that satisfy certain criteria are treated as collateralized financing arrangements. These agreements are carried at the amounts at which the securities will be subsequently resold or reacquired, as specified in the respective agreements. For securities purchased under agreements to resell, the Company's policy is to take possession or control of the securities and to value the securities daily. Securities to be resold are the same, or substantially the same, as the securities received. For securities sold under agreements to repurchase, the market value of the securities to be repurchased is monitored, and additional collateral is obtained where appropriate, to protect against credit exposure. Securities to be repurchased are the same, or substantially the same as those sold. Income and expenses related to these transactions executed within the insurance subsidiary used to earn spread income are reported as "Net investment income," however, for transactions used to borrow funds, the associated borrowing cost is reported as interest expense (included in "General, administrative and other expenses").

Securities loaned transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with large brokerage firms. Income and expenses associated with securities loaned transactions used to earn spread income are generally reported as "Net investment income;" however, for securities loaned transactions used for funding purposes the associated rebate is reported as interest expense (included in "General, administrative and other expenses").

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
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2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)


Other long-term investments consist of the derivatives, the Company's investments in joint ventures and limited partnerships in which the Company does not exercise control, as well as investments in the Company's own separate accounts, which are carried at fair value, and investment real estate. Joint venture and partnership interests are generally accounted for using the equity method of accounting, except in instances in which the Company's interest is so minor that it exercises virtually no influence over operating and financial policies. In such instances, the Company applies the cost method of accounting. The Company's share of net income from investments in joint ventures and partnerships is generally included in "Net investment income."

"Short-term investments" primarily consist of highly liquid debt instruments with a maturity of greater than three months and less than twelve months when purchased. These investments are generally carried at fair value and include certain money market investments and other highly liquid debt instruments.

Realized investment gains (losses) are computed using the specific identification method. Realized investment gains and losses are generated from numerous sources, including the sale of fixed maturity securities, equity securities, investments in joint ventures and limited partnerships and other types of investments, as well as adjustments to the cost basis of investments for net other-than-temporary impairments recognized in earnings. Realized investment gains and losses are also generated from prepayment premiums received on private fixed maturity securities, allowance for losses on commercial mortgage and other loans and fair value changes on embedded derivatives and free-standing derivatives that do not qualify for hedge accounting treatment.

The Company's available-for-sale securities with unrealized losses are reviewed quarterly to identify other-than-temporary impairments in value. In evaluating whether a decline in value is other-than-temporary, the Company considers several factors including, but not limited to the following: (1) the extent and the duration of the decline; (2) the reasons for the decline in value (credit event, currency or interest-rate related, including general credit spread widening); and (3) the financial condition of and near-term prospects of the issuer. With regard to available-for-sale equity securities, the Company also considers the ability and intent to hold the investment for a period of time to allow for a recovery of value. When it is determined that a decline in value of an equity security is other-than-temporary, the carrying value of the equity security is reduced to its fair value, with a corresponding charge to earnings.

Under the authoritative guidance for the recognition and presentation of other-than-temporary impairments for debt securities, an other-than-temporary impairment must be recognized in earnings for a debt security in an unrealized loss position when an entity either (a) has the intent to sell the debt security or (b) more likely than not will be required to sell the debt security before its anticipated recovery. For all debt securities in unrealized loss positions that do not meet either of these two criteria, the guidance requires that the Company analyze its ability to recover the amortized cost by comparing the net present value of projected future cash flows with the amortized cost of the security. The net present value is calculated by discounting the Company's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. The Company may use the estimated fair value of collateral as a proxy for the net present value if it believes that the security is dependent on the liquidation of collateral for recovery of its investment. If the net present value is less than the amortized cost of the investment, an other-than-temporary impairment is recognized.

Under the authoritative guidance for the recognition and presentation of other-than-temporary impairments, when an other-than-temporary impairment of a debt security has occurred, the amount of the other-than-temporary impairment recognized in earnings depends on whether the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis. If the debt security meets either of these two criteria, the other-than-temporary impairment recognized in earnings is equal to the entire

Pruco Life Insurance Company of New Jersey

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2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

difference between the security's amortized cost basis and its fair value at the impairment measurement date. For other-than-temporary impairments of debt securities that do not meet these criteria, the net amount recognized in earnings is equal to the difference between the amortized cost of the debt security and its net present value calculated as described above. Any difference between the fair value and the net present value of the debt security at the impairment measurement date is recorded in "Other comprehensive income (loss)." Unrealized gains or losses on securities for which an other-than-temporary impairment has been recognized in earnings is tracked as a separate component of "Accumulated other comprehensive income (loss)."

For debt securities, the split between the amount of an other-than-temporary impairment recognized in other comprehensive income and the net amount recognized in earnings is driven principally by assumptions regarding the amount and timing of projected cash flows. For mortgage-backed and asset-backed securities, cash flow estimates consider the payment terms of the underlying assets backing a particular security, including prepayment assumptions, and are based on data from widely accepted third-party data sources or internal estimates. In addition to prepayment assumptions, cash flow estimates include assumptions regarding the underlying collateral including default rates and recoveries, which vary based on the asset type and geographic location, as well as the vintage year of the security. For structured securities, the payment priority within the tranche structure is also considered. For all other debt securities, cash flow estimates are driven by assumptions regarding probability of default and estimates regarding timing and amount of recoveries associated with a default. The Company has developed these estimates using information based on its historical experience as well as using market observable data, such as industry analyst reports and forecasts, sector credit ratings and other data relevant to the collectability of a security, such as the general payment terms of the security and the security's position within the capital structure of the issuer.

The new cost basis of an impaired security is not adjusted for subsequent increases in estimated fair value. In periods subsequent to the recognition of an other-than-temporary impairment, the impaired security is accounted for as if it had been purchased on the measurement date of the impairment. For debt securities, the discount (or reduced premium) based on the new cost basis may be accreted into net investment income in future periods, including increases in cash flow on a prospective basis. In certain cases where there are decreased cash flow expectations, the security is reviewed for further cash flow impairments.

Cash and Cash Equivalents
Cash and cash equivalents include cash on hand, amounts due from banks, certain money market investments, and other debt issues with maturities of three months or less when purchased. The Company also engages in overnight borrowing and lending of funds with Prudential Financial and affiliates which are considered cash and cash equivalents.

Deferred Policy Acquisition Costs
Costs that are directly related to the production of new insurance and annuity products are deferred to the extent such costs are deemed recoverable from future profits. Such deferred policy acquisition costs ("DAC") include incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts. See below under "Adoption of New Accounting Pronouncements" for a discussion of the new authoritative guidance retrospectively adopted effective January 1, 2012, which is reflected in the Financial Statements. In each reporting period, capitalized DAC is amortized to "Amortization of deferred policy acquisition costs," net of the accrual of imputed interest on DAC balances. DAC is subject to recoverability testing at the end of each

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2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

reporting period to ensure that the capitalized amounts do not exceed the present value of anticipated gross profits or premiums less benefits and maintenance expenses, as applicable. DAC, for applicable products, is adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in "Accumulated other comprehensive income (loss)."

Policy acquisition costs for interest sensitive and variable life products and fixed and variable deferred annuity products are deferred and amortized over the expected life of the contracts (approximately 25 - 99 years) in proportion to gross profits arising principally from investment results, mortality and expense margins, and surrender charges, based on historical and anticipated future experience, which is updated periodically. The Company uses a reversion to the mean approach to derive the blended future rate of return assumptions. However, if the projected future rate of return calculated using this approach is greater than the maximum future rate of return assumption, the maximum future rate of return is utilized in deriving the blended future rate of return assumption. In addition to the gross profit components previously mentioned, the impact of the embedded derivatives associated with certain optional living benefit features of the Company's variable annuity contracts and related hedging activities are also included in actual gross profits used as the basis for calculating current period amortization and, in certain instances, in management's estimate of total gross profits used for setting the amortization rate, regardless of which affiliated legal entity this activity occurs. In calculating gross profits, profits and losses related to contracts issued by the Company that are reported in affiliated legal entities other than the Company as a result of, for example, reinsurance agreements with those affiliated entities are also included. The Company is an indirect subsidiary of Prudential Financial (an SEC registrant) and has extensive transactions and relationships with other subsidiaries of Prudential Financial, including reinsurance agreements as described in Note 13. Incorporating all product-related profits and losses in gross profits, including those that are reported in affiliated legal entities, produces a DAC amortization pattern representative of the total economics of the products. The effect of changes to estimated gross profits on unamortized deferred acquisition costs is reflected in "Amortization of deferred policy acquisition costs" in the period such estimated gross profits are revised. DAC related to non-participating traditional individual life insurance is amortized in proportion to gross premiums.

For some products, policyholders can elect to modify product benefits, features, rights or coverages by exchanging a contract for a new contract or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. If policyholders surrender traditional life insurance policies in exchange for life insurance policies that do not have fixed and guaranteed terms, the Company immediately charges to expense the remaining unamortized DAC on the surrendered policies. For other internal replacement transactions, except those that involve the addition of a non-integrated contract feature that does not change the existing base contract, the unamortized DAC is immediately charged to expense if the terms of the new policies are not substantially similar to those of the former policies. If the new terms are substantially similar to those of the earlier policies, the DAC is retained with respect to the new policies and amortized over the expected life of the new policies.

Reinsurance recoverables
Reinsurance recoverables include corresponding payables and receivables associated with reinsurance arrangements with affiliates. For additional information about these arrangements see Note 13 to the Financial Statements.

Separate Account Assets and Liabilities
Separate account assets are reported at fair value and represent segregated funds, which are invested for certain policyholders and other customers. The assets consist primarily of equity securities, fixed maturities, real

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2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

estate related investments, real estate mortgage loans and short term investments and derivative instruments. The assets of each account are legally segregated and are generally not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities primarily represent the contractholder's account balance in separate account assets and to a lesser extent borrowings of the separate account, and will be equal and offsetting to total separate account assets. See Note 7 to the Financial Statements for additional information regarding separate account arrangements with contractual guarantees. The investment income and realized investment gains or losses from separate accounts generally accrue to the policyholders and are not included in the Statements of Operations. Mortality, policy administration and surrender charges assessed against the accounts are included in "Policy charges and fee income." Asset administration fees charged to the accounts are included in "Asset administration fees."

Deferred sales inducements
The Company provides sales inducements to contractholders, which primarily reflect an up-front bonus added to the contractholder's initial deposit for certain annuity contracts. These costs are deferred and recognized in "Deferred sales inducements". They are amortized using the same methodology and assumptions used to amortize DAC. Sales inducements balances are subject to recoverability testing at the end of each reporting period to ensure that the capitalized amounts do not exceed the present value of anticipated gross profits. The Company records amortization of deferred sales inducements in "Interest credited to policyholders' account balances."

Other Assets and Other Liabilities
Other assets consist primarily of premiums due, certain restricted assets, and receivables resulting from sales of securities that had not yet settled at the balance sheet date. Other liabilities consist primarily of accrued expenses, technical overdrafts, derivatives, and payables resulting from purchases of securities that had not yet been settled at the balance sheet date.

Future Policy Benefits
The Company's liability for future policy benefits is primarily comprised of the present value of estimated future payments to or on behalf of policyholders, where the timing and amount of payment depends on policyholder mortality or morbidity, less the present value of future net premiums. For life insurance and annuity products, expected mortality and morbidity is generally based on the Company's historical experience or standard industry tables including a provision for the risk of adverse deviation on our term life products. Interest rate assumptions are based on factors such as market conditions and expected investment returns. Although mortality and morbidity and interest rate assumptions are "locked-in" upon the issuance of new insurance or annuity products with fixed and guaranteed terms, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves, if required, are determined based on assumptions at the time the premium deficiency reserve is established and do not include a provision for the risk of adverse deviation. The Company's liability for future policy benefits also includes net liabilities for guarantee benefits related to certain nontraditional long-duration life and annuity contracts, which are discussed more fully in Note 7, and certain unearned revenues.

Policyholders' Account Balances
The Company's liability for policyholders' account balances represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. This liability is generally equal to the accumulated

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2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

account deposits, plus interest credited, less policyholders' withdrawals and other charges assessed against the account balance. These policyholders' account balances also include a provision for benefits under non-life contingent payout annuities and certain unearned revenues.

Contingent Liabilities
Amounts related to contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, they are included in the accrual.

Insurance Revenue and Expense Recognition
Premiums from individual life products, other than interest-sensitive life contracts, are recognized when due. When premiums are due over a significantly shorter period than the period over which benefits are provided, any gross premium in excess of the net premium (i.e., the portion of the gross premium required to provide for all expected future benefits and expenses) is deferred and recognized into revenue in a constant relationship to insurance in force. Benefits are recorded as an expense when they are incurred. A liability for future policy benefits is recorded when premiums are recognized using the net premium method.

Certain individual annuity contracts provide the holder a guarantee that the benefit received upon death or annuitization will be no less than a minimum prescribed amount. These benefits are accounted for as insurance contracts and are discussed in further detail in Note 7. The Company also provides contracts with certain living benefits which are accounted for as embedded derivatives. These contracts are discussed in further detail in Note 7.

Amounts received as payment for interest-sensitive contracts, are reported as deposits to "Policyholders' account balances." Revenues from these contracts are reflected in "Policy charges and fee income" consisting primarily of fees assessed during the period against the policyholders' account balances for mortality charges, policy administration charges and surrender charges. In addition to fees, the Company earns investment income from the investment of policyholders' deposits in the Company's general account portfolio. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are deferred and amortized into revenue over the life of the related contracts in proportion to estimated gross profits. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration, interest credited to policyholders' account balances and amortization of DAC. Premiums, benefits and expenses are stated net of reinsurance ceded to other companies. Estimated reinsurance recoverables and the cost of reinsurance are recognized using assumptions consistent with those used to account for the underlying policies.

Asset Administration Fees
The Company receives asset administration fee income from policyholders' account balances invested in The Prudential Series Funds or, "PSF," which are a portfolio of mutual fund investments related to the Company's separate account products. Also, the Company receives fee income calculated on contractholder separate account balances invested in the Advanced Series Trust Funds (see Note
13). In addition, the Company receives fees from policyholders' account balances invested in funds managed by companies other than affiliates of Prudential Insurance. Asset administration fees are recognized as income when earned.

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2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)


Derivative Financial Instruments
Derivatives are financial instruments whose values are derived from interest rates, financial indices, or the values of securities. Derivative financial instruments generally used by the Company include swaps, futures, forwards and options which are contracted in the over-the-counter market with an affiliate. Derivative positions are carried at fair value, generally by obtaining quoted market prices or through the use of valuation models. Values can be affected by changes in interest rates, financial indices, values of securities, credit spreads, market volatility, expected returns, non-performance risks and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models.

Derivatives are used to manage the characteristics of the Company's asset/liability mix to manage the interest rate and currency characteristics of assets or liabilities. Additionally, derivatives may be used to seek to reduce exposure to interest rate, credit, foreign currency and equity risks associated with assets held or expected to be purchased or sold, and liabilities incurred or expected to be incurred.

Derivatives are recorded either as assets, within "Other long-term investments," or as liabilities, within "Other liabilities," except for embedded derivatives, which are recorded with the associated host contract. The Company nets the fair value of all derivative financial instruments with its affiliated counterparty for which a master netting arrangement has been executed. As discussed below and in Note 5, all realized and unrealized changes in fair value of derivatives, with the exception of the effective portion of cash flow hedges are recorded in current earnings. Cash flows from these derivatives are reported in the operating and investing activities sections in the Statements of Cash Flows based on the nature and purpose of the derivative.

The Company designates derivatives as either (1) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow" hedge), or (2) a derivative that does not qualify for hedge accounting.

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated risk of the hedged item. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship. Even if a derivative qualifies for hedge accounting treatment, there may be an element of ineffectiveness of the hedge. Under such circumstances, the ineffective portion is recorded in "Realized investment gains (losses), net."

The Company formally documents at inception all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives designated as cash flow hedges to specific assets and liabilities on the balance sheet or to forecasted transactions.

When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded in "Accumulated other comprehensive income (loss)" until earnings are affected by the variability of cash flows being hedged (e.g., when periodic settlements on a variable-rate asset or liability are recorded in earnings). At that time, the related portion of deferred gains or losses on the derivative instrument is reclassified and reported in the income statement line item associated with the hedged item.

If it is determined that a derivative no longer qualifies as an effective cash flow hedge, or management removes the hedge designation, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in "Realized investment gains (losses), net." In this scenario, the hedged asset or liability under a fair value hedge will no longer be adjusted for changes in fair value and the

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

existing basis adjustment is amortized to the income statement line associated with the asset or liability. The component of "Accumulated other comprehensive income (loss)" related to discontinued cash flow hedges is reclassified to the income statement line associated with the hedged cash flows consistent with the earnings impact of the original hedged cash flows.

When hedge accounting is discontinued because it is probable that the forecasted transaction will not occur by the end of the specified time period, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in "Realized investment gains (losses), net." Gains and losses that were in "Accumulated other comprehensive income (loss)" pursuant to the hedge of a forecasted transaction are recognized immediately in "Realized investment gains (losses), net."

If a derivative does not qualify for hedge accounting, all changes in its fair value, including net receipts and payments, are included in "Realized investment gains (losses), net" without considering changes in the fair value of the economically associated assets or liabilities.

The Company is a party to financial instruments that contain derivative instruments that are "embedded" in the financial instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are clearly and closely related to the economic characteristics of the remaining component of the financial instrument (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that (1) the embedded instrument possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded instrument qualifies as an embedded derivative that is separated from the host contract, carried at fair value, and changes in its fair value are included in "Realized investment gains (losses), net." For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company may elect to classify the entire instrument as a trading account asset and report it within "Trading account assets, at fair value."

The Company sells variable annuity contracts that include optional living benefit features that may be treated from an accounting perspective as embedded derivatives. The Company has reinsurance agreements to transfer the risk related to certain of these embedded derivatives to an affiliate, Pruco Reinsurance Ltd. ("Pruco Re"). The embedded derivatives related to the living benefit features and the related reinsurance agreements are carried at fair value and included in "Future policy benefits and other policyholder liabilities" and "Reinsurance recoverables," respectively. Changes in the fair value are determined using valuation models as described in Note 10, and are recorded in "Realized investment gains (losses), net."

Income Taxes
The Company is a member of the consolidated federal income tax return of Prudential Financial and primarily files separate company state and local tax returns. Pursuant to the tax allocation arrangement with Prudential Financial, total federal income tax expense is determined on a separate company basis. Members with losses record tax benefits to the extent such losses are recognized in the consolidated federal tax provision.

Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. A valuation allowance is recorded to reduce a deferred tax asset to the amount expected to be realized.

The Company's liability for income taxes includes the liability for unrecognized tax benefits and interest and penalties which relate to tax years still subject to review by the Internal Revenue Service ("IRS") or other taxing

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

jurisdictions. Audit periods remain open for review until the statute of limitations has passed. Generally, for tax years which produce net operating losses, capital losses or tax credit carryforwards ("tax attributes"), the statute of limitations does not close, to the extent of these tax attributes, until the expiration of the statute of limitations for the tax year in which they are fully utilized. The completion of review or the expiration of the statute of limitations for a given audit period could result in an adjustment to the liability for income taxes. The Company classifies all interest and penalties related to tax uncertainties as income tax expense. See Note 9 for additional information regarding income taxes.

Adoption of New Accounting Pronouncements
In January 2010, the FASB issued updated guidance that requires new fair value disclosures about significant transfers between Level 1 and 2 measurement categories and separate presentation of purchases, sales, issuances, and settlements within the roll forward of Level 3 activity. Also, this updated fair value guidance clarifies the disclosure requirements about level of disaggregation and valuation techniques and inputs. This new guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of Level 3 activity, which are effective for interim and annual reporting periods beginning after December 15, 2010. The Company adopted the guidance effective for interim and annual reporting periods beginning after December 15, 2009 on January 1, 2010. The Company adopted the guidance effective for interim and annual reporting periods beginning after December 15, 2010 on January 1, 2011. The required disclosures are provided in
Note 4 and Note 5.

In April 2010, the FASB issued authoritative guidance clarifying that an insurance entity should not consider any separate account interests in an investment held for the benefit of policyholders to be the insurer's interests, and should not combine those interests with its general account interest in the same investment when assessing the investment for consolidation, unless the separate account interests are held for a related party policyholder, whereby consolidation of such interests must be considered under applicable variable interest guidance. This guidance is effective for interim and annual reporting periods beginning after December 15, 2010 and retrospectively to all prior periods upon the date of adoption, with early adoption permitted. The Company's adoption of this guidance effective January 1, 2011 did not have a material effect on the Company's financial position, results of operations, and financial statement disclosures.

In July 2010, the FASB issued updated guidance that requires enhanced disclosures related to the allowance for credit losses and the credit quality of a company's financing receivable portfolio. The disclosures as of the end of a reporting period are effective for interim and annual reporting periods ending on or after December 15, 2010. The Company adopted this guidance effective December 31, 2010. The disclosures about activity that occurs during a reporting period are effective for interim and annual reporting periods beginning after December 15, 2010. The required disclosures are included above and in Note 3. In January 2011, the FASB deferred the disclosures required by this guidance related to troubled debt restructurings. These disclosures are effective for the first interim or annual reporting period beginning on or after June 15, 2011, concurrent with the effective date of guidance for determining what constitutes a troubled debt restructuring. The disclosures required by this guidance related to troubled debt restructurings were adopted in the third quarter of 2011 and are included above and in Note 3.

In April 2011, the Financial Accounting Standards Board ("FASB") issued updated guidance clarifying which restructurings constitute troubled debt restructurings. It is intended to assist creditors in their evaluation of whether conditions exist that constitute a troubled debt restructuring. This new guidance is effective for the first interim or annual reporting period beginning on or after June 15, 2011 and should be applied retrospectively to

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

the beginning of the annual reporting period of adoption. The Company's adoption of this guidance in the third quarter of 2011 did not have a material effect on the Company's financial position, results of operations, or financial statement disclosures.

Effective January 1, 2012 the Company adopted, retrospectively, updated guidance regarding the presentation of comprehensive income. The updated guidance eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity. Under the updated guidance, an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The updated guidance does not change the items that are reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The Company opted to present the total of comprehensive income, the components of net income, and the components of other comprehensive income in a single continuous statement of comprehensive income. The Financial Statements included herein reflect the adoption of this updated guidance.

Effective January 1, 2012, the Company adopted retrospectively new authoritative guidance to address diversity in practice regarding the interpretation of which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. Under the amended guidance acquisition costs are to include only those costs that are directly related to the acquisition or renewal of insurance contracts by applying a model similar to the accounting for loan origination costs. An entity may defer incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits, and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts. Prior period financial information presented in these financial statements has been adjusted to reflect the retrospective adoption of the amended guidance. The impact of the retrospective adoption of this guidance on previously reported December 31, 2011 and December 31, 2010 balances was a reduction in "Deferred policy acquisition costs" of $91 and $95 million, an increase in "Policyholders' Account Balances" of less than $1 million for both periods, and a reduction in "Total equity" of $59 and $62 million, respectively. The impact of the retrospective adoption of this guidance on previously reported income from continuing operations before income taxes for the years ended December 31, 2011, 2010 and 2009 was an increase of $1 million and decreases of $11 and $6 million, respectively. The lower level of costs now qualifying for deferral will be only partially offset by a lower level of amortization of "Deferred policy acquisition costs," and, as such, will initially result in lower earnings in future periods primarily reflecting lower deferrals of wholesaler costs. While the adoption of this amended guidance changes the timing of when certain costs are reflected in the Company's results of operations, it has no effect on the total acquisition costs to be recognized over time and has no impact on the Company's cash flows.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)


The following tables present amounts as previously reported in 2011 and the effect of the change due to the retrospective adoption of the amended guidance related to the deferral of acquisition costs as described above within the "Effect of Change" column.

Statements of Financial Position:

                                                   December 31, 2011
                                            -------------------------------
                                            -------------------------------
                                                As                  As
                                            Previously Effect of Currently
                                             Reported   Change   Reported
                                            ---------- --------- ----------
                                            -------------------------------
                                                    (in thousands)
    Deferred policy acquisition costs       $  354,167 $(91,272) $  262,895
    Total Assets                             8,919,414  (91,272)  8,828,142

    Policyholders' account balances          1,132,897      183   1,133,080
    Income taxes payable                        55,188  (32,010)     23,178
    Total Liabilities                        8,297,636  (31,827)  8,265,809

    Retained earnings                          370,352  (65,071)    305,281
    Accumulated other comprehensive income      41,498    5,626      47,124
    Total Equity                               621,778  (59,445)    562,333
    Total Liabilities and Equity            $8,919,414 $(91,272) $8,828,142

                                                   December 31, 2010
                                            -------------------------------
                                                As                  As
                                            Previously Effect of Currently
                                             Reported   Change   Reported
                                            ---------- --------- ----------
                                                    (in thousands)
    Deferred policy acquisition costs       $  365,970 $(94,791) $  271,179
    Total Assets                             7,462,325  (94,791)  7,367,534

    Policyholders' account balances          1,053,807      206   1,054,013
    Income taxes                               120,248  (33,249)     86,999
    Total Liabilities                        6,834,636  (33,043)  6,801,593

    Retained earnings                          430,663  (65,595)    365,068
    Accumulated other comprehensive income      25,284    3,847      29,131
    Total Equity                               627,689  (61,748)    565,941
    Total Liabilities and Equity            $7,462,325 $(94,791) $7,367,534

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)


Statements of Operations:

                                                       Year Ended December 31, 2011
                                                   -----------------------------------
                                                   As Previously Effect of As Currently
                                                     Reported     Change     Reported
                                                   ------------- --------- ------------
                                                              (in thousands)
Revenues
Policy charges and fee income                        $ 113,444   $     28   $ 113,472
  Total revenues                                       121,132         28     121,160
Benefits and Expenses
Amortization of deferred policy acquisition costs      105,101    (15,055)     90,046
General, administrative and other expenses              35,785     14,276      50,061
  Total benefits and expenses                          230,334       (779)    229,555
Income From Operations Before Income Taxes            (109,202)       807    (108,395)
Income tax expense                                     (48,891)       283     (48,608)
Net Income                                           $ (60,311)  $    524   $ (59,787)

                                                       Year Ended December 31, 2010
                                                   ------------------------------------
                                                   As Previously Effect of As Currently
                                                     Reported     Change     Reported
                                                   ------------- --------- ------------
                                                              (in thousands)
Revenues
Policy charges and fee income                        $ 53,446    $    165    $ 53,611
  Total revenues                                      218,237         165     218,402
Benefits and Expenses
Amortization of deferred policy acquisition costs      12,821      (4,159)      8,662
General, administrative and other expenses             27,002      14,995      41,997
  Total benefits and expenses                          76,750      10,836      87,586
Income from Operations before Income Taxes            141,487     (10,671)    130,816
Income tax expense                                     43,542      (3,734)     39,808
Net Income                                           $ 97,945    $ (6,937)   $ 91,008

                                                       Year Ended December 31, 2009
                                                   ------------------------------------
                                                   As Previously Effect of As Currently
                                                     Reported     Change     Reported
                                                   ------------- --------- ------------
                                                              (in thousands)
Revenues
Policy charges and fee income                        $ 69,234     $   (35)   $ 69,199
  Total revenues                                      181,616         (35)    181,581
Benefits And Expenses
Amortization of deferred policy acquisition costs      22,842      (6,472)     16,370
General, administrative and other expenses             17,950      12,207      30,157
  Total benefits and expenses                         105,589       5,735     111,324
Income from Operations before Income Taxes             76,027      (5,770)     70,257
Income tax expense                                     21,006      (2,020)     18,986
Net Income                                           $ 55,021     $(3,750)   $ 51,271

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)


Statements of Cash Flows:

                                                    Year Ended December 31, 2011
                                                -----------------------------------
                                                As Previously Effect of As Currently
                                                  Reported     Change     Reported
                                                ------------- --------- ------------
                                                           (in thousands)
Cash Flows From Operating Activities
Net income                                        $(60,311)     $ 524     $(59,787)
Policy charges and fee income                      (25,594)       (28)     (25,622)
Change in:
  Deferred policy acquisition costs                    754       (779)         (25)
  Income taxes payable                             (73,789)       283      (73,506)
Cash flows from (used in) operating activities    $(61,278)     $   0     $(61,278)

                                                    Year Ended December 31, 2010
                                                -----------------------------------
                                                As Previously Effect of As Currently
                                                  Reported     Change     Reported
                                                ------------- --------- ------------
                                                           (in thousands)
Cash Flows From Operating Activities
Net income                                        $ 97,945     $(6,937)   $ 91,008
Policy charges and fee income                      (13,471)       (165)    (13,636)
Change in:
  Deferred policy acquisition costs                (72,689)     10,836     (61,853)
  Income taxes payable                              14,700      (3,734)     10,966
Cash flows from (used in) operating activities    $(14,550)    $     0    $(14,550)

                                                    Year Ended December 31, 2009
                                                -----------------------------------
                                                As Previously Effect of As Currently
                                                  Reported     Change     Reported
                                                ------------- --------- ------------
                                                           (in thousands)
Cash Flows from Operating Activities
Net income                                        $ 55,021     $(3,750)   $ 51,271
Policy charges and fee income                      (15,597)         35     (15,562)
Change in:
  Deferred policy acquisition costs                (34,550)      5,735     (28,815)
  Income taxes payable                               6,631      (2,020)      4,611
Cash flows from (used in) operating activities    $ 32,366     $     0    $ 32,366

Future Adoption of New Accounting Pronouncements
In December 2011, the FASB issued updated guidance regarding the disclosure of offsetting assets and liabilities. This new guidance requires an entity to disclose information on both a gross basis and net basis about instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. This new guidance is effective for annual reporting periods beginning on or after January 1, 2013, and interim reporting periods within those years, and should be applied retrospectively for all comparative periods presented. The Company is currently assessing the impact of the guidance on the Company's consolidated financial position, results of operations, and financial statement disclosures.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)


In May 2011, the FASB issued updated guidance regarding the fair value measurements and disclosure requirements. The updated guidance clarifies existing guidance related to the application of fair value measurement methods and requires expanded disclosures. This new guidance is effective for the first interim or annual reporting period beginning after December 15, 2011 and should be applied prospectively. The Company expects this guidance to have an impact on its financial statement disclosures but limited, if any, impact on the Company's financial position or results of operations.

In April 2011, the FASB issued updated guidance regarding the assessment of effective control for repurchase agreements. This new guidance is effective for the first interim or annual reporting period beginning on or after December 15, 2011 and should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. The Company's adoption of this guidance effective January 1, 2012 is not expected to have a material effect on the Company's consolidated financial position, results of operations, and financial statement disclosures.

3. INVESTMENTS

Fixed Maturities and Equity Securities
The following tables provide information relating to fixed maturities and equity securities (excluding investments classified as trading) as of the dates indicated:

                                                                     December 31, 2011
                                                  ------------------------------------------------------
                                                                                              Other-than-
                                                               Gross      Gross                temporary
                                                  Amortized  Unrealized Unrealized   Fair     impairments
                                                    Cost       Gains      Losses     Value    in AOCI (4)
                                                  ---------- ---------- ---------- ---------- -----------
                                                                      (in thousands)
Fixed maturities, available-for-sale
U.S. Treasury securities and obligations of U.S.
 government authorities and agencies              $   29,889  $ 6,049     $    -   $   35,939   $     -
Obligations of U.S. states and their political
 subdivisions                                              -        -          -            -         -
Foreign government bonds                              20,868    2,163          -       23,030         -
Public utilities                                     119,583   10,810        225      130,169         -
All other corporate securities                       713,531   55,770        622      768,678       (45)
Asset-backed securities (1)                           72,050    1,647      2,065       71,632    (3,513)
Commercial mortgage-backed securities                 89,238    6,770          2       96,006         -
Residential mortgage-backed securities (2)            87,749    6,859        158       94,450      (391)
                                                  ----------  -------     ------   ----------   -------
Total fixed maturities, available-for-sale        $1,132,908  $90,068     $3,072   $1,219,904   $(3,949)
                                                  ==========  =======     ======   ==========   =======
Equity securities, available-for-sale
Common Stocks:
  Industrial, miscellaneous & other                      405        -         70          335
Non-redeemable preferred stocks                        1,116        1         32        1,085
                                                  ----------  -------     ------   ----------
Total equity securities, available-for-sale (3)   $    1,521  $     1     $  102   $    1,420
                                                  ==========  =======     ======   ==========

    (1)Includes credit tranched securities collateralized by sub-prime mortgages, auto loans, credit cards, education loans, and other asset types.
    (2)Includes publicly traded agency pass-through securities and collateralized mortgage obligations.
    (3)During 2011, perpetual preferred stocks of $1.5 million were reclassified to "Trading Account Assets." Prior periods were not restated.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)

    (4)Represents the amount of other-than-temporary impairment losses in "Accumulated other comprehensive income (loss)," or "AOCI" which were not included in earnings. Amount excludes $3 million of net unrealized gains (losses) on impaired securities relating to changes in the fair value of such securities subsequent to the impairment measurement date.

                                                                     December 31, 2010
                                                  ------------------------------------------------------
                                                                                              Other-than-
                                                               Gross      Gross                temporary
                                                  Amortized  Unrealized Unrealized   Fair     impairments
                                                    Cost       Gains      Losses     Value    in AOCI (3)
                                                  ---------- ---------- ---------- ---------- -----------
                                                                      (in thousands)
Fixed maturities, available-for-sale
U.S. Treasury securities and obligations of U.S.
 government authorities and agencies              $   34,292  $ 2,199     $   41   $   36,450   $     -
Obligations of U.S. states and their political
 subdivisions                                              -        -          -            -         -
Foreign government bonds                              21,034    1,644          -       22,678         -
Corporate securities                                 707,754   47,472      2,945      752,281       (26)
Asset-backed securities (1)                           57,808    1,671      5,446       54,033    (8,856)
Commercial mortgage-backed securities                 97,467    5,721         87      103,101         -
Residential mortgage-backed securities (2)            89,300    6,746         48       95,998      (454)
                                                  ----------  -------     ------   ----------   -------
Total fixed maturities, available-for-sale        $1,007,655  $65,453     $8,567   $1,064,541   $(9,336)
                                                  ==========  =======     ======   ==========   =======
Equity securities, available-for-sale
Common Stocks:
  Industrial, miscellaneous & other                      226      178         29          375
Non-redeemable preferred stocks                          380        -        217          163
Perpetual preferred stocks                             1,695        -        159        1,536
                                                  ----------  -------     ------   ----------
Total equity securities available-for-sale        $    2,301  $   178     $  405   $    2,074
                                                  ==========  =======     ======   ==========

    (1)Includes credit tranched securities collateralized by sub-prime mortgages, auto loans, credit cards, education loans, and other asset types.
    (2)Includes publicly traded agency pass-through securities and collateralized mortgage obligations.
    (3)Represents the amount of other-than-temporary impairment losses in "Accumulated other comprehensive income (loss)," or "AOCI" which, were not included in earnings. Amount excludes $5 million of net unrealized gains (losses) on impaired securities relating to changes in the fair value of such securities subsequent to the impairment measurement date.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)


The amortized cost and fair value of fixed maturities by contractual maturities at December 31, 2011, are as follows:

                                                  Available-for-Sale
                                                 ---------------------
                                                 Amortized    Fair
                                                   Cost       Value
                                                 ---------- ----------
                                                    (in thousands)
         Due in one year or less                 $   48,539 $   49,149

         Due after one year through five years      324,229    350,238

         Due after five years through ten years     354,984    385,295

         Due after ten years                        156,119    173,134

         Asset-backed securities                     72,050     71,632

         Commercial mortgage-backed securities       89,238     96,006

         Residential mortgage-backed securities      87,749     94,450
                                                 ---------- ----------
           Total                                 $1,132,908 $1,219,904
                                                 ========== ==========

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Asset-backed, commercial mortgage-backed, and residential mortgage-backed securities are shown separately in the table above, as they are not due at a single maturity date.

The following table depicts the sources of fixed maturity proceeds, equity security proceeds, and related investment gains (losses), as well as losses on impairments of both fixed maturities and equity securities:

                                                                                    2011      2010      2009
                                                                                  --------  --------  --------
                                                                                         (in thousands)
Fixed maturities, available-for-sale
  Proceeds from sales                                                             $ 36,118  $ 35,017  $ 59,587
  Proceeds from maturities/repayments                                              135,127   157,785   194,623
  Gross investment gains from sales, prepayments, and maturities                     2,614     4,160     1,540
  Gross investment losses from sales and maturities                                    (88)      (83)   (3,027)
Equity securities, available-for-sale
  Proceeds from sales                                                             $      2  $      -  $      -
  Proceeds from maturities/repayments                                                  473     2,000         -
  Gross investment gains from sales                                                    368       139         -
  Gross investment losses from sales                                                     -         -         -
Fixed maturity and equity security impairments
  Net writedowns for other-than-temporary impairment losses on fixed maturities
   recognized in earnings (1)                                                     $   (268) $ (2,554) $ (6,070)
  Writedowns for other-than-temporary impairment losses on equity securities      $   (326) $      -  $   (139)

    (1)Excludes the portion of other-than-temporary impairments recorded in "Other comprehensive income (loss)," representing any difference between the fair value of the impaired debt security and the net present value of its projected future cash flows at the time of impairment.

As discussed in Note 2, a portion of certain other-than-temporary impairment ("OTTI") losses on fixed maturity securities are recognized in "Other comprehensive income (loss)" ("OCI"). The net amount recognized in

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)

earnings ("credit loss impairments") represents the difference between the amortized cost of the security and the net present value of its projected future cash flows discounted at the effective interest rate implicit in the debt security prior to impairment. Any remaining difference between the fair value and amortized cost is recognized in OCI. The following tables set forth the amount of pre-tax credit loss impairments on fixed maturity securities held by the Company as of the dates indicated, for which a portion of the OTTI loss was recognized in OCI, and the corresponding changes in such amounts.

Credit losses recognized in earnings on fixed maturity securities held by the Company for which a portion of the OTTI loss was recognized in OCI

                                                                                                Year Ended     Year Ended
                                                                                               December 31,   December 31,
                                                                                                   2011           2010
                                                                                              -------------- --------------
                                                                                              (in thousands) (in thousands)
Balance, beginning of period                                                                     $ 6,763        $ 7,431
Credit loss impairments previously recognized on securities which matured, paid down,
 prepaid or were sold during the period                                                           (3,643)        (1,059)
Credit loss impairments previously recognized on securities impaired to fair value during
 the period (1)                                                                                        -           (992)
Credit loss impairment recognized in the current period on securities not previously
 impaired                                                                                              -              -
Additional credit loss impairments recognized in the current period on securities previously
 impaired                                                                                            268          1,965
Increases due to the passage of time on previously recorded credit losses                            323            530
Accretion of credit loss impairments previously recognized due to an increase in cash flows
 expected to be collected                                                                           (273)        (1,112)
                                                                                                 -------        -------
Balance, end of period                                                                           $ 3,438        $ 6,763
                                                                                                 =======        =======

    (1)Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

Trading Account Assets
The following table provides information relating to trading account assets, at fair value as of the dates indicated:

                                       December 31, 2011 December 31, 2010
                                       ----------------  -----------------
                                       Amortized  Fair   Amortized  Fair
                                         Cost     Value    Cost     Value
                                       ---------  ------ ---------  -----
                                                (in thousands)
         Equity securities (1)           1,695     1,569     -        -
                                        ------    ------    --       --
         Total trading account assets   $1,695    $1,569    $-       $-
                                        ======    ======    ==       ==

    (1)During 2011, perpetual preferred stocks of $1.5 million were reclassified from "Equity Securities, available-for-sale". Prior periods were not restated.

The net change in unrealized gains (losses) from trading account assets still held at period end, recorded within "Other income" was ($0.1) million, $0.0 and $0.0 during the years ended December 31, 2011, 2010 and 2009, respectively.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)


Commercial Mortgage and Other Loans
The Company's commercial mortgage and other loans are comprised as follows as of the dates indicated:

                                                                               2011                  2010
                                                                       --------------------  --------------------
                                                                           Amount     % of       Amount     % of
                                                                       (in thousands) Total  (in thousands) Total
Commercial mortgage and other loans by property type:
Industrial buildings                                                      $ 42,883     18.5%    $ 35,745     19.4%
Retail                                                                      55,215     23.8       36,046     19.6
Apartments/Multi-Family                                                     37,689     16.3       25,340     13.8
Office buildings                                                            26,100     11.3       30,468     16.6
Hospitality                                                                 14,475      6.2       10,273      5.6
Other                                                                       37,150     16.0       33,834     18.4
                                                                          --------    -----     --------    -----
Total commercial mortgage loans                                            213,512     92.2      171,706     93.4
Agricultural property loans                                                 18,098      7.8       12,140      6.6
                                                                          --------    -----     --------    -----
Total commercial mortgage and agricultural loans by property type          231,610    100.0%     183,846    100.0%
                                                                          ========    =====     ========    =====
Valuation allowance                                                         (1,410)               (1,409)
                                                                          --------              --------
Total net commercial and agricultural mortgage loans by property type     $230,200              $182,437
                                                                          ========              ========

The commercial mortgage and agricultural loans are geographically dispersed throughout the United States with the largest concentrations in Florida (10%), Texas (9%), and New Jersey (9%) at December 31, 2011.

Activity in the allowance for losses for all commercial mortgage and other loans, for the years ended December 31, 2011, 2010 and 2009, is as follows:

                                                   2011 (2) 2010 (2) 2009 (2)
                                                   -------- -------- --------
                                                         (in thousands)
   Allowance for losses, beginning of year          $1,409   $2,379   $1,444
   Addition to / (release of) allowance of losses        1     (970)     935
                                                    ------   ------   ------
   Allowance for losses, end of year (1)            $1,410   $1,409   $2,379
                                                    ======   ======   ======

    (1)Agricultural loans represent $0.02 million, $0.02 million and $0.0 million of the ending allowance at December 31, 2011, 2010 and 2009, respectively.
    (2)Valuation allowances for 2011 and 2010 are presented in a format consistent with new disclosure requirements under the updated guidance issued by FASB in 2011. Valuation allowances for 2009 are provided consistent with the prior presentation.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)


The following tables set forth the allowance for credit losses and the recorded investment in commercial mortgage and agricultural loans for the years ended December 31, 2011 and 2010:

                                                           December 31, 2011 December 31, 2010
                                                           ----------------- -----------------
                                                                       Total Loans
                                                                     (in thousands)
Allowance for Credit Losses:
Ending Balance: individually evaluated for impairment (1)      $      -          $    424
Ending Balance: collectively evaluated for impairment (2)         1,410               985
                                                               --------          --------
Total ending balance                                           $  1,410          $  1,409
                                                               ========          ========

Recorded Investment: (3)
Ending balance: individually evaluated for impairment (1)      $      -          $  3,847
Ending balance: collectively evaluated for impairment (2)       231,612           179,999
                                                               --------          --------
Total ending balance, gross of reserves                        $231,612          $183,846
                                                               ========          ========

    (1)There were no agricultural loans individually evaluated for impairments at December 31, 2011 and December 31, 2010.
    (2)Agricultural loans collectively evaluated for impairment had a recorded investment of $18 million and $12 million and related allowance of $0.0 million at December 31, 2011 and December 31, 2010, respectively.
    (3)Recorded investment reflects the balance sheet carrying value gross of related allowance.

Impaired loans include those loans for which it is probable that amounts due according to the contractual terms of the loan agreement will not all be collected.

As of December 31, 2011, there were no impaired commercial mortgage loans identified in management's specific review. As of December 31, 2011 impaired commercial mortgage loans identified in management's specific review of probable loan losses consisted of Hospitality commercial mortgage loans with a recorded investment of $3.8 million, an unpaid principal balance of $3.8 million and the related allowance for losses was $0.4 million. Recorded investment reflects the balance sheet carrying value gross of related allowance.

Impaired commercial mortgage and other loans with no allowance for losses are loans in which the fair value of the collateral or the net present value of the loans' expected future cash flows equals or exceeds the recorded investment. As of December 31, 2011 and December 31, 2010, the Company held no such loans. See
Note 2 for information regarding the Company's accounting policies for non-performing loans.

As described in Note 2, loan-to-value and debt service coverage ratios are measures commonly used to assess the quality of commercial mortgage and other loans. As of December 31, 2011 and 2010, 94% of the $232 million recorded investment and 90% of the $184 million recorded investment, respectively, had a loan-to-value ratio of less than 80%. As of December 31, 2011 and 2010, 99% and 98% of the recorded investment, respectively, had a debt service coverage ratio of 1.0X or greater. As of December 31, 2011, approximately $2 million or 1% of the recorded investment had a loan-to-value ratio greater than 100% or debt service coverage ratio less than 1.0X, reflecting loans where the mortgage amount exceeds the collateral value or where current debt payments are greater than income from property operations; none of which related to agricultural loans. As of December 31, 2010, approximately $8 million or 4% of the recorded investment had a loan-to-value ratio greater than 100% or debt service coverage ratio less than 1.0X; none of which related to agricultural loans.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)


As of December 31, 2011 and 2010, all commercial mortgage and other loans were in current status. The Company defines current in its aging of past due commercial mortgage and agricultural loans as less than 30 days past due.

Commercial mortgage and other loans on nonaccrual status as of December 31, 2011 and 2010, $3.2 million and $3.8 million, respectively, primarily related to Hospitality. See Note 2 for further discussion regarding nonaccrual status loans.

For the year ended December 31 2011, there were no commercial mortgage and other loans sold or acquired.

Other Long term Investments
"Other long-term investments" are comprised as follows at December 31:

                                                       2011    2010
                                                      ------- -------
                                                      (in thousands)
           Company's investment in Separate accounts  $ 1,662 $ 1,893
           Joint ventures and limited partnerships     20,725  15,020
           Derivatives (1)                              6,688       -
                                                      ------- -------
           Total other long-term investments          $29,075 $16,913
                                                      ======= =======

    (1)A derivative balance of $(0.9) million at December 31, 2010 was reclassed to Other Liabilities.

Net Investment Income
Net investment income for the years ended December 31, was from the following sources:

                                                   2011     2010     2009
                                                 -------  -------  -------
                                                       (in thousands)
    Fixed maturities, available-for-sale         $57,285  $57,502  $53,615
    Equity securities, available-for-sale             12      148      218
    Trading account assets                            11        -        -
    Commercial mortgage and other loans           12,187   11,264    9,822
    Policy loans                                   9,503    9,363    9,177
    Short-term investments and cash equivalents       85      129      434
    Other long-term investments                    1,718    1,691     (666)
                                                 -------  -------  -------
    Gross investment income                       80,801   80,097   72,600
    Less: investment expenses                     (3,245)  (3,053)  (2,656)
                                                 -------  -------  -------
    Net investment income                        $77,556  $77,044  $69,944
                                                 =======  =======  =======

Carrying value for non-income producing assets included in fixed maturities totaled $0 million as of December 31, 2011. Non-income producing assets represent investments that have not produced income for the twelve months preceding December 31, 2011.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)


Realized Investment Gains (Losses), Net
Realized investment gains (losses), net, for the years ended December 31, were from the following sources:

                                                     2011     2010     2009
                                                  ---------  ------- -------
                                                        (in thousands)
  Fixed maturities                                $   2,257  $ 1,523 $(7,557)
  Equity securities                                      42      139    (138)
  Commercial mortgage and other loans                    (1)     970    (935)
  Short-term investments and cash equivalents             -        5       -
  Joint ventures and limited partnerships               (44)       -    (124)
  Derivatives                                      (112,310)  54,378  22,268
                                                  ---------  ------- -------
      Realized investment gains (losses), net     $(110,056) $57,015 $13,514
                                                  =========  ======= =======

Net Unrealized Investment Gains (Losses)
Net unrealized investment gains and losses on securities classified as "available for sale" and certain other long-term investments and other assets are included in the Statements of Financial Position as a component of "Accumulated other comprehensive income (loss)," or "AOCI." Changes in these amounts include reclassification adjustments to exclude from "Other comprehensive income (loss)" those items that are included as part of "Net income" for a period that had been part of "Other comprehensive income (loss)" in earlier periods. The amounts for the periods indicated below, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other net unrealized investment gains and losses, are as follows:

Net Unrealized Investment Gains and Losses on Fixed Maturity Securities on which an OTTI loss has been recognized

                                                                                                Accumulated Other
                                                                                                  Comprehensive
                                                                                                  Income (Loss)
                                                                                     Deferred    Related To Net
                                   Net Unrealized    Deferred Policy  Policy Holder Income Tax     Unrealized
                                  Gains (Losses) on Acquisition Costs    Account    (Liability) Investment Gains
                                     Investments     and Other Costs    Balances      Benefit       (Losses)
                                  ----------------- ----------------- ------------- ----------- -----------------
                                                                  (in thousands)
Balance, December 31, 2008            $      -            $  -             $-         $     -        $     -
Cumulative impact of the
 adoption of new authoritative
 guidance on January 1, 2009            (4,049)            290              -           1,316         (2,443)
Cumulative impact of the
 retrospective adoption of new
 authoritative guidance on
 January 1, 2012                             -               -              -               -              -
Net investment gains (losses) on
 investments arising during the
 period                                  4,471               -              -          (1,565)         2,906
Reclassification adjustment for
 OTTI losses included in net
 income                                  5,080               -              -          (1,778)         3,302
Reclassification adjustment for
 OTTI gains excluded from net
 income(1)                             (11,483)              -              -           4,019         (7,464)

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)

                                                                                                Accumulated Other
                                                                                                  Comprehensive
                                                                                                  Income (Loss)
                                                                                     Deferred    Related To Net
                                   Net Unrealized    Deferred Policy  Policy Holder Income Tax     Unrealized
                                  Gains (Losses) on Acquisition Costs    Account    (Liability) Investment Gains
                                     Investments     and Other Costs    Balances      Benefit       (Losses)
                                  ----------------- ----------------- ------------- ----------- -----------------
                                                                  (in thousands)
Impact of net unrealized
 investment (gains) losses on
 deferred policy acquisition
 costs and other costs                       -             2,598               -        (909)          1,689
Impact of net unrealized
 investment (gains) losses on
 Policyholders' account balance              -                 -          (1,378)        482            (896)
                                       -------           -------         -------      ------         -------
Balance, December 31, 2009             $(5,981)          $ 2,888         $(1,378)     $1,565         $(2,906)
                                       -------           -------         -------      ------         -------
Net investment gains (losses) on
 investments arising during the
 period                                   (821)                -               -         287            (534)
Reclassification adjustment for
 OTTI losses included in net
 income                                  2,504                 -               -        (876)          1,628
Reclassification adjustment for
 OTTI gains excluded from net
 income(1)                                 (11)                -               -           4              (7)
Impact of net unrealized
 investment (gains) losses on
 deferred policy acquisition
 costs and other costs                       -            (1,040)              -         364            (676)
Impact of net unrealized
 investment (gains) losses on
 policyholders' account
 balances                                    -                 -             594        (208)            386
                                       -------           -------         -------      ------         -------
Balance, December 31, 2010             $(4,309)          $ 1,848         $  (784)     $1,136         $(2,109)
                                       -------           -------         -------      ------         -------
Net investment gains (losses) on
 investments arising during the
 period                                    843                 -               -        (295)            548
Reclassification adjustment for
 OTTI losses included in net
 income                                  2,049                 -               -        (717)          1,332
Reclassification adjustment for
 OTTI gains excluded from net
 income(1)                                   -                 -               -           -               -
Impact of net unrealized
 investment (gains) losses on
 deferred policy acquisition
 costs                                       -            (1,109)              -         388            (721)
Impact of net unrealized
 investment (gains) losses on
 policyholders' account
 balances                                    -                 -             642        (225)            417
                                       -------           -------         -------      ------         -------
Balance, December 31, 2011             $(1,417)          $   739         $  (142)     $  287         $  (533)
                                       =======           =======         =======      ======         =======

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)


All Other Net Unrealized Investment Gains and Losses in AOCI

                                                                                                Accumulated Other
                                                                                                  Comprehensive
                                                                                                  Income (Loss)
                                                                                     Deferred    Related To Net
                                   Net Unrealized    Deferred Policy  Policy Holder Income Tax     Unrealized
                                  Gains/(Losses) on Acquisition Costs    Account    (Liability) Investment Gains
                                   Investments(1)    and Other Costs    Balances      Benefit       (Losses)
                                  ----------------- ----------------- ------------- ----------- -----------------
                                                                  (in thousands)
Balance, December 31, 2008            $(70,920)         $ 41,193        $(17,457)    $ 16,514       $(30,670)
Cumulative impact of the
 adoption of new authoritative
 guidance on January 1, 2009            (2,016)               33               -          694         (1,289)
Cumulative impact of the
 retrospective adoption of new
 authoritative guidance on
 January 1, 2012                             -           (10,502)             74        3,650         (6,778)
Net investment gains (losses) on
 investments arising during the
 period                                 91,116                 -               -      (31,891)        59,225
Reclassification adjustment for
 (gains) losses included in net
 income                                  2,616                 -               -         (916)         1,700
Reclassification adjustment for
 OTTI losses excluded from net
 income(2)                              11,483                 -               -       (4,019)         7,464
Impact of net unrealized
 investment (gains) losses on
 deferred policy acquisition
 costs                                       -           (46,579)              -       16,303        (30,276)
Impact of net unrealized
 investment (gains) losses on
 policyholders' account
 balances                                    -                 -          23,632       (8,271)        15,361
                                      --------          --------        --------     --------       --------
Balance, December 31, 2009            $ 32,279          $(15,855)       $  6,249     $ (7,936)      $ 14,737
Net investment gains (losses) on
 investments arising during the
 period                                 24,868                 -               -       (8,704)        16,164
Reclassification adjustment for
 (gains) losses included in net
 income                                  4,166                 -               -       (1,458)         2,708
Reclassification adjustment for
 OTTI losses excluded from net
 income(2)                                  11                 -               -           (4)             7
Impact of net unrealized
 investment (gains) losses on
 deferred policy acquisition
 costs and other costs                       -            (8,437)              -        2,953         (5,484)
Impact of net unrealized
 investment (gains) losses on
 policyholders' account
 balances                                    -                 -           4,712       (1,649)         3,063
                                      --------          --------        --------     --------       --------
Balance, December 31, 2010            $ 61,324          $(24,292)       $ 10,961     $(16,798)      $ 31,195
Net investment gains (losses) on
 investments arising during the
 period                                 23,930                 -               -       (8,376)        15,555

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)

                                                                                               Accumulated Other
                                                                                                 Comprehensive
                                                                                                 Income (Loss)
                                                                                    Deferred    Related To Net
                                  Net Unrealized    Deferred Policy  Policy Holder Income Tax     Unrealized
                                 Gains/(Losses) on Acquisition Costs    Account    (Liability) Investment Gains
                                  Investments(1)    and Other Costs    Balances      Benefit       (Losses)
                                 ----------------- ----------------- ------------- ----------- -----------------
                                                                 (in thousands)
Reclassification adjustment for
 (gains) losses included in net
 income                                 4,348                 -               -       (1,522)         2,826
Reclassification adjustment for
 OTTI losses excluded
Impact of net unrealized
 investment (gains) losses on
 deferred policy acquisition
 costs                                      -            (7,406)              -        2,592         (4,814)
Impact of net unrealized
 investment (gains) losses on
 policyholders' account
 balances                                   -                 -           4,418       (1,546)         2,872
                                      -------          --------         -------     --------        -------
Balance, December 31, 2011            $89,602          $(31,698)        $15,379     $(25,649)       $47,634
                                      =======          ========         =======     ========        =======

    (1)Include cash flow hedges. See Note 5 for information on cash flow hedges.

The table below presents net unrealized gains (losses) on investments by asset class at December 31:

                                                                     December 31, December 31, December 31,
                                                                         2011         2010         2009
                                                                     ------------ ------------ ------------
                                                                                 (in thousands)
Fixed maturity securities on which an OTTI loss has been recognized    $(1,417)     $(4,309)     $(5,981)
Fixed maturity securities, available for sale-all other                 88,414       61,195       31,975
Equity securities, available for sale                                     (100)        (227)        (177)
Derivatives designated as cash flow hedges (1)                            (630)      (1,100)        (675)
Other investments                                                        1,918        1,456        1,156
                                                                       -------      -------      -------
Net unrealized gains (losses) on investments                           $88,185      $57,015      $26,298
                                                                       =======      =======      =======

    (1)See Note 5 for more information on cash flow hedges.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)

Duration of Gross Unrealized Loss Positions for Fixed Maturities

The following table shows the fair value and gross unrealized losses aggregated by investment category and length of time that individual fixed maturity securities have been in a continuous unrealized loss position, at December 31:

                                                                  December 31, 2011
                                          -------------------------------------------------------------------
                                          Less than twelve months Twelve months or more         Total
                                          ----------------------- --------------------- ---------------------
                                                        Gross                  Gross                 Gross
                                                      Unrealized             Unrealized            Unrealized
                                          Fair Value    Losses    Fair Value   Losses   Fair Value   Losses
                                          ----------  ----------  ---------- ---------- ---------- ----------
                                                                   (in thousands)
Fixed maturities, available for sale
U.S. Treasury securities and obligations
 of U.S. government authorities and
 agencies                                  $     -      $    -      $    -     $    -    $     -     $    -
Corporate securities                        31,041         670         998        177     32,039        847
Commercial mortgage-backed
 securities                                      -           -       1,051          2      1,051          2
Asset-backed securities                     33,246         285       7,384      1,780     40,630      2,065
Residential mortgage-backed securities       4,367         158           -          -      4,367        158
                                           -------      ------      ------     ------    -------     ------
Total                                      $68,654      $1,113      $9,433     $1,959    $78,087     $3,072
                                           =======      ======      ======     ======    =======     ======

                                                                  December 31, 2010
                                          -------------------------------------------------------------------
                                          Less than twelve months Twelve months or more         Total
                                          ----------------------- --------------------- ---------------------
                                                        Gross                  Gross                 Gross
                                                      Unrealized             Unrealized            Unrealized
                                          Fair Value    Losses    Fair Value   Losses   Fair Value   Losses
                                          ----------  ----------  ---------- ---------- ---------- ----------
                                                                   (in thousands)
Fixed maturities, available for sale
U.S. Treasury securities and obligations
 of U.S. government authorities and
 agencies                                  $ 2,078      $   41     $     -     $    -    $  2,078    $   41
Corporate securities                        73,679       2,524       6,545        421      80,224     2,945
Asset-backed securities                     10,608         169      16,442      5,277      27,050     5,446
Commercial mortgage-backed
 securities                                  7,148          87           -          -       7,148        87
Residential mortgage-backed securities       3,219          48           -          -       3,219        48
                                           -------      ------     -------     ------    --------    ------
Total                                      $96,732      $2,869     $22,987     $5,698    $119,719    $8,567
                                           =======      ======     =======     ======    ========    ======

The gross unrealized losses at December 31, 2011 and December 31, 2010 are composed of $1 million and $6 million, respectively, related to high or highest quality securities based on NAIC or equivalent rating and $2 million and $3 million, respectively, related to other than high or highest quality securities based on NAIC or equivalent rating. At December 31, 2011, $1.6 million of the gross unrealized losses represented declines in value of greater than 20%, $0.1 million of which had been in that position for less than six months, as compared to $5 million at December 31, 2010 that represented declines in value of greater than 20%, none of which had been in that position for less than six months. At December 31, 2011 and December 31, 2010, the $2 million and $6 million, respectively, of gross unrealized losses of twelve months or more were concentrated in asset backed securities. In accordance with its policy described in Note 2, the Company concluded that an adjustment to earnings for other-than-temporary impairments for these securities was not warranted at December 31, 2011 and

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)

December 31, 2010. These conclusions are based on a detailed analysis of the underlying credit and cash flows on each security. The gross unrealized losses are primarily attributable to credit spread widening and increased liquidity discounts. At December 31, 2011, the Company does not intend to sell the securities and it is not more likely than not that the Company will be required to sell the securities before the anticipated recovery of its remaining amortized cost basis.

Duration of Gross Unrealized Loss Positions for Equity Securities
The following table shows the fair value and gross unrealized losses aggregated by length of time that individual equity securities have been in a continuous unrealized loss position, at December 31:

                                                               December 31, 2011
                                       --------------------------------------------------------------------
                                        Less than twelve months Twelve months or more         Total
                                       ------------------------ --------------------- ---------------------
                                                      Gross                  Gross                 Gross
                                                    Unrealized             Unrealized            Unrealized
                                       Fair Value     Losses    Fair Value   Losses   Fair Value   Losses
                                       ----------   ----------  ---------- ---------- ---------- ----------
                                                                (in thousands)
Equity securities, available for sale     $316         $102       $    -      $  -      $  316      $102
                                          ====         ====       ======      ====      ======      ====

                                                               December 31, 2010
                                       --------------------------------------------------------------------
                                        Less than twelve months Twelve months or more         Total
                                       ------------------------ --------------------- ---------------------
                                                      Gross                  Gross                 Gross
                                                    Unrealized             Unrealized            Unrealized
                                       Fair Value     Losses    Fair Value   Losses   Fair Value   Losses
                                       ----------   ----------  ---------- ---------- ---------- ----------
                                                                (in thousands)
Equity securities, available for sale     $255         $245       $1,536      $160      $1,791      $405
                                          ====         ====       ======      ====      ======      ====

At December 31, 2011, $99 thousand of the gross unrealized losses represented declines of greater than 20%, all of which have been in that position for less than nine months. At December 31, 2010, $245 thousand of the gross unrealized losses represented declines of greater than 20%, all of which have been in that position for less than six months. Included in the December 31, 2010 table above are perpetual preferred securities. Perpetual preferred securities have characteristics of both debt and equity securities. Since an impairment model similar to fixed maturity securities is applied to these securities, an other-than-temporary impairment has not been recognized on certain perpetual preferred securities that have been in a continuous unrealized loss position for twelve months or more as of December 31, 2011 and December 31, 2010. In accordance with its policy described in Note 2, the Company concluded that an adjustment for other-than-temporary impairments for these equity securities was not warranted at December 31, 2011 and December 31, 2010.

Securities Pledged and Special Deposits
The Company pledges as collateral investment securities it owns to unaffiliated parties through certain transactions, including securities lending, securities sold under agreements to repurchase and futures contracts.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)

At December 31, the carrying value of investments pledged to third parties as reported in the Statements of Financial Position included the following:

                                                               2011    2010
                                                              ------- ------
                                                              (in thousands)
   Fixed maturity securities, available for sale - all other  $19,670 $3,314
                                                              ------- ------
   Total securities pledged                                   $19,670 $3,314
                                                              ======= ======

As of December 31, 2011, the carrying amount of the associated liabilities supported by the pledged collateral was $20.2 million. Of this amount, $3.2 million was "Securities sold under agreements to repurchase" and $17.0 million was "Cash collateral for loaned securities. As of December 31, 2010, the carrying amount of the associated liabilities supported by the pledged collateral was $3.4 million. Of this amount, $3.0 million was "Securities sold under agreements to repurchase" and $0.4 million was "Cash collateral for loaned securities."

Fixed maturities of $0.5 million at December 31, 2010 were on deposit with governmental authorities or trustees as required by certain insurance laws.

4. DEFERRED POLICY ACQUISITION COSTS

The balances of and changes in deferred policy acquisition costs for the year ended December 31, are as follows:

                                                                            2011      2010      2009
                                                                          --------  --------  --------
                                                                                 (in thousands)
Balance, beginning of year                                                $271,179  $218,756  $232,145
Capitalization of commissions, sales and issue expenses                     90,072    70,516    44,965
Amortization- Impact of assumption and experience unlocking and true-ups      (983)   13,484    11,607
Amortization- All other                                                    (89,063)  (22,147)  (27,976)
Change in unrealized investment gains/(losses)                              (8,310)   (9,430)  (41,985)
                                                                          --------  --------  --------
Balance, end of year                                                      $262,895  $271,179  $218,756
                                                                          ========  ========  ========

Deferred acquisition costs include reductions in capitalization and amortization related to reinsurance expense allowances resulting from the coinsurance treaties with Prudential Arizona Reinsurance Captive Company, or "PARCC," and Prudential Arizona Reinsurance Term Company, or "PAR TERM" as discussed in Note 13.

Ceded capitalization was $19 million, $29 million and $15 million in 2011, 2010 and 2009, respectively. Ceded amortization relating to this treaty included amounted to $7 million, $9 million and $8 million in 2011, 2010 and 2009, respectively.

5. POLICYHOLDERS' LIABILITIES

Future Policy Benefits

Future policy benefits at December 31 are as follows:

                                                   2011     2010
                                                 -------- --------
                                                   (in thousands)
            Life insurance                       $602,884 $534,286
            Individual annuities                    6,744    6,149
            Policy claims and other liabilities    82,339  (37,081)
                                                 -------- --------
            Total future policy benefits         $691,967 $503,354
                                                 ======== ========

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

5. POLICYHOLDERS' LIABILITIES (continued)


Life insurance liabilities include reserves for death benefits and other policy benefits. Individual annuity liabilities include reserves for annuities that are in payout status.

Future policy benefits for life insurance are generally equal to the aggregate of (1) the present value of future benefit payments and related expenses, less the present value of future net premiums, and (2) any premium deficiency reserves. Assumptions as to mortality and persistency are based on the Company's experience, and in certain instances, industry experience, when the basis of the reserve is established. Interest rates range from 2.50% to 7.50 %.

Future policy benefits for individual and group annuities and supplementary contracts are generally equal to the aggregate of (1) the present value of expected future payments, and (2) any premium deficiency reserves. Assumptions as to mortality are based on the Company's experience, and in certain instances, industry experience, when the basis of the reserve is established. The interest rates used in the determination of the present value range from 1.65% to 7.25%, with 0% of the reserves based on an interest rate in excess of 8%.

Future policy benefits for other contract liabilities are generally equal to the present value of expected future payments based on the Company's experience. Other contract liabilities also includes liabilities for guarantee benefits related to certain nontraditional long-duration life and annuity contracts which are discussed more fully in Note 7. The interest rates used in the determination of the present values range from 1.39% to 5.88%.

Policyholders' Account Balances
Policyholders' account balances at December 31 are as follows:

                                                    2011       2010
                                                 ---------- ----------
                                                    (in thousands)
          Interest-sensitive life contracts      $  794,528 $  723,739
          Individual annuities                      207,149    210,671
          Guaranteed interest accounts               38,125     38,713
          Other                                      93,278     80,890
                                                 ---------- ----------
          Total policyholders' account balances  $1,133,080 $1,054,013
                                                 ========== ==========

Policyholders' account balances represent an accumulation of account deposits plus credited interest less withdrawals, expenses and mortality charges, if applicable. Interest crediting rates for interest-sensitive contracts range from 3.00% to 4.60%. Interest crediting rates for individual annuities range from 1.00% to 4.93%. Interest crediting rates for guaranteed interest accounts range from 1.25% to 5.25%. Interest crediting rates range from 1.00% to 3.50% for other.

6. REINSURANCE

The Company participates in reinsurance with its affiliates Prudential Insurance, PARCC, Pruco Re, PAR TERM, through various plans of reinsurance, primarily on a yearly renewable term and coinsurance basis. This reinsurance provides risk diversification, additional capacity for future growth and limits the maximum net loss potential. For coinsurance agreements, all significant risks are ceded to the reinsurer, including mortality, investment, and lapse risk. For yearly renewable term agreements, mortality risk is the primary risk ceded to the reinsurer. Reinsurance ceded arrangements do not discharge the Company as the primary insurer. Ceded balances would represent a liability of the Company in the event the reinsurers were unable to meet their obligations to the Company under the terms of the reinsurance agreements. We believe a material reinsurance liability resulting from such inability of reinsurers to meet their obligations is unlikely.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

6. REINSURANCE (continued)


The Company has entered into various reinsurance agreements with an affiliate, Pruco Re, to reinsure its living benefit features sold on certain of its annuities as part of its risk management and capital management strategies. For additional details on these agreements, see Note 13.

Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured long-duration contracts are accounted for using assumptions consistent with those used to account for the underlying contracts. Amounts recoverable from reinsurers, for long duration reinsurance arrangements, are estimated in a manner consistent with the claim liabilities and policy benefits associated with the reinsured policies. The affiliated reinsurance agreements are described further in Note 13.

Effective April 1, 2008, the Company entered into an agreement to reinsure certain variable Corporate Owned Life Insurance "COLI" policies with Pruco Life.

Reinsurance amounts included in the Statement of Operations and Comprehensive Income (Loss) for the years ended December 31 are below:

                                                                     2011       2010       2009
                                                                  ---------  ---------  ---------
                                                                           (in thousands)
Direct premiums                                                   $ 167,113  $ 164,009  $ 158,678
Reinsurance ceded                                                  (151,808)  (149,276)  (141,647)
                                                                  ---------  ---------  ---------
  Premiums                                                        $  15,305  $  14,733  $  17,031
                                                                  =========  =========  =========
Direct policy charges and fees                                    $ 161,829  $ 120,146  $ 108,396
Reinsurance ceded                                                   (48,357)   (66,535)   (39,197)
                                                                  ---------  ---------  ---------
  Policy charges and fees                                         $ 113,472  $  53,611  $  69,199
                                                                  =========  =========  =========
Policyholders' benefits ceded                                     $ 100,442  $  95,634  $  81,364
                                                                  =========  =========  =========
Realized capital gains (losses) net, associated with derivatives  $ (26,567) $    (407) $ (44,367)
                                                                  =========  =========  =========

Realized investment gains and losses include the reinsurance of certain of the Company's embedded derivatives. Changes in the fair value of the embedded derivatives are recognized through "Realized investment gains (losses)." The Company has entered into reinsurance agreements to transfer the risk related to certain living benefit options to Pruco Re. The reinsurance agreements contain derivatives and have been accounted for in the same manner as an embedded derivative. See Note 11 for additional information related to the accounting for embedded derivatives.

Reinsurance premiums ceded for interest-sensitive products is accounted for as a reduction of policy charges and fee income. Reinsurance ceded for term insurance products is accounted for as a reduction of premiums.

Reinsurance recoverables included in the Company's Statements of Financial Position at December 31, 2011 and 2010 were as follows:

                                                December 31, December 31,
                                                    2011         2010
                                                ------------ ------------
                                                     (in thousands)
      Domestic life insurance-affiliated          $467,687     $407,516
      Domestic individual annuities-affiliated      53,696       11,110
      Domestic life insurance-unaffiliated           1,379        1,233
                                                  --------     --------
                                                  $522,762     $419,859
                                                  ========     ========

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

6. REINSURANCE (continued)


Substantially all reinsurance contracts are with affiliates as of December 31, 2011 and 2010. These contracts are described further in Note 13 of the Financial Statements.

The gross and net amounts of life insurance face amount in force as of December 31, 2011 and 2010 were as follows:

                                               2011          2010          2009
                                           ------------  ------------  ------------
                                                        (in thousands)
Gross life insurance face amount in force  $ 97,879,303  $ 96,896,483  $ 95,400,464
Reinsurance ceded                           (88,113,164)  (86,500,898)  (86,036,509)
                                           ------------  ------------  ------------
Net life insurance face amount in force    $  9,766,139  $ 10,395,585  $  9,363,955
                                           ============  ============  ============

7. CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS

The Company issues traditional variable annuity contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issues variable annuity contracts with general and separate account options where the Company contractually guarantees to the contractholder a return of no less than (1) total deposits made to the contract less any partial withdrawals ("return of net deposits"), (2) total deposits made to the contract less any partial withdrawals plus a minimum return ("minimum return"), or
(3) the highest contract value on a specified date minus any withdrawals ("contract value"). These guarantees include benefits that are payable in the event of death, annuitization or at specified dates during the accumulation period and withdrawal and income benefits payable during specified periods.

The Company also issues annuity contracts with market value adjusted investment options ("MVAs"), which provide for a return of principal plus a fixed rate of return if held to maturity, or, alternatively, a "market adjusted value" if surrendered prior to maturity or if funds are allocated to other investment options. The market value adjustment may result in a gain or loss to the Company, depending on crediting rates or an indexed rate at surrender, as applicable.

In addition, the Company issues variable life, variable universal life and universal life contracts where the Company contractually guarantees to the contractholder a death benefit even when there is insufficient value to cover monthly mortality and expense charges, whereas otherwise the contract would typically lapse ("no lapse guarantee"). Variable life and variable universal life contracts are offered with general and separate account options similar to variable annuities.

The assets supporting the variable portion of both traditional variable annuities and certain variable contracts with guarantees are carried at fair value and reported as "Separate account assets" with an equivalent amount reported as "Separate account liabilities." Amounts assessed against the contractholders for mortality, administration, and other services are included within revenue in "Policy charges and fee income" and changes in liabilities for minimum guarantees are generally included in "Policyholders' benefits." In 2011, 2010 and 2009 there were no gains or losses on transfers of assets from the general account to a separate account.

For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. The Company's primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including equity market returns, contract lapses and contractholder mortality.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

7. CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS (continued)


For guarantees of benefits that are payable at annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. The Company's primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including equity market returns, timing of annuitization, contract lapses and contractholder mortality.

For guarantees of benefits that are payable at withdrawal, the net amount at risk is generally defined as the present value of the minimum guaranteed withdrawal payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. For guarantees of accumulation balances, the net amount at risk is generally defined as the guaranteed minimum accumulation balance minus the current account balance. The Company's primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including equity market returns, interest rates, market volatility or contractholder behavior used in the original pricing of these products.

The Company's contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed may not be mutually exclusive. The liabilities related to the net amount at risk are reflected within "Future policy benefits." As of December 31, 2011 and 2010, the Company had the following guarantees associated with these contracts, by product and guarantee type:

                                                       December 31, 2011           December 31, 2010
                                                  --------------------------- ---------------------------
                                                    In the          At          In the          At
                                                   Event of   Annuitization/   Event of   Annuitization/
                                                    Death    Accumulation (1)   Death    Accumulation (1)
                                                  ---------- ---------------- ---------- ----------------
                                                                      (in thousands)
Variable Annuity Contracts
Return of Net Deposits
Account value                                     $2,989,255   $       N/A    $1,973,903   $       N/A
Net amount at risk                                $   72,823   $       N/A    $    8,252   $       N/A
Average attained age of contractholders                   74           N/A            60           N/A
Minimum return or contract value
Account value                                     $1,290,856   $ 3,691,282    $1,036,830   $ 2,392,669
Net amount at risk                                $   91,715   $   249,224    $   36,926   $    65,120
Average attained age of contract holders                  72            59            64            59
Average period remaining until earliest expected
 annuitization                                           N/A    0.63 years           N/A    1.58 years

    (1)Includes income and withdrawal benefits as described herein

                                 Unadjusted Value Adjusted Value Unadjusted Value Adjusted Value
Market value adjusted annuities  ---------------- -------------- ---------------- --------------
        Account value                $14,074         $14,428         $15,104         $15,827

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

7. CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS (continued)


                                                                        December 31, December 31,
                                                                            2011         2010
                                                                        ------------ ------------
                                                                          In the Event of Death
                                                                        -------------------------
                                                                             (in thousands)
  Variable Life, Variable Universal Life and Universal Life Contracts
No Lapse Guarantees
Separate account value                                                    $  576,747   $  569,060
General account value                                                     $  217,849   $  194,596
Net amount at risk                                                        $6,137,072   $6,039,086
Average attained age of contract holders                                    50 years     49 years

Account balances of variable annuity contracts with guarantees were invested in separate account investment options as follows:

                                December 31, 2011 December 31, 2010
                                ----------------- -----------------
                                          (in thousands)
            Equity funds           $1,913,597        $1,677,692
            Bond funds              1,972,145        $  968,140
            Money market funds        197,699           165,075
                                   ----------        ----------
            Total                  $4,083,441        $2,810,907
                                   ==========        ==========

In addition to the above mentioned amounts invested in separate account investment options, $196.7 million and $199.8 million of account balances of variable annuity contracts with guarantees, inclusive of contracts with MVA feature were invested in general account investment options in 2011 and 2010, respectively.

Liabilities for Guaranteed Benefits
The table below summarizes the changes in general account liabilities for guarantees on variable contracts. The liabilities for guaranteed minimum death benefits ("GMDB") and guaranteed minimum income benefits ("GMIB") are included in "Future policy benefits" and the related changes in the liabilities are included in "Policyholders' benefits." Guaranteed minimum income and withdrawal benefits ("GMIWB"), guaranteed minimum withdrawal benefits ("GMWB") and guaranteed minimum accumulation benefits ("GMAB") features are considered to be bifurcated embedded derivatives and are recorded at fair value. Changes in the fair value of these derivatives, including changes in the Company's own risk of non-performance, along with any fees attributed or payments made relating to the derivative, are recorded in "Realized investment gains (losses), net."

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

7. CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS (continued)

See Note 10 for additional information regarding the methodology used in determining the fair value of these embedded derivatives. The liabilities for GMAB, GMWB and GMIWB are included in "Future policy benefits."

                                                                                 GMWB-GMIWB-
                                               GMDB                   GMIB          GMAB       Total
                                    --------------------------  ---------------- ----------- --------
                                               Variable Life,
                                             Variable Universal
                                    Variable  Life & Universal
                                    Annuity         Life        Variable Annuity
                                                              (in thousands)
Balance as of December 31, 2008     $ 5,593       $11,276            $1,802       $ 63,903   $ 82,574
  Incurred guarantee benefits (1)    (1,821)        6,217              (489)       (66,315)   (62,408)
  Paid guarantee benefits            (2,288)         (250)               --             --     (2,538)
                                    -------       -------            ------       --------   --------
Balance as of December 31, 2009     $ 1,484       $17,243            $1,313       $ (2,412)  $ 17,628
  Incurred guarantee benefits (1)       217         1,143               (77)       (38,904)   (37,621)
  Paid guarantee benefits              (861)           --                --             --       (861)
                                    -------       -------            ------       --------   --------
Balance as of December 31, 2010     $   840       $18,386            $1,236       $(41,316)  $(20,854)
  Incurred guarantee benefits (1)     1,248         6,053               318        118,312    125,931
  Paid guarantee benefits              (683)           --                --             --       (683)
                                    -------       -------            ------       --------   --------
Balance as of December 31, 2011     $ 1,405       $24,439            $1,554       $ 76,996   $104,394
                                    =======       =======            ======       ========   ========

    (1)Incurred guarantee benefits include the portion of assessments established as additions to reserves as well as changes in estimates affecting the reserves. Also includes changes in the fair value of features considered to be embedded derivatives.

The GMDB liability is determined each period end by estimating the accumulated value of a portion of the total assessments to date less the accumulated value of the death benefits in excess of the account balance. The GMIB liability is determined each period by estimating the accumulated value of a portion of the total assessments to date less the accumulated value of the projected income benefits in excess of the account balance. The portion of assessments used is chosen such that, at issue (or, in the case of acquired contracts, at the acquisition date), the present value of expected death benefits or expected income benefits in excess of the projected account balance and the portion of the present value of total expected assessments over the lifetime of the contracts are equal. The Company regularly evaluates the estimates used and adjusts the GMDB and GMIB liability balances, with an associated charge or credit to earnings, if actual experience or other evidence suggests that earlier assumptions should be revised.

The GMAB features provide the contractholder with a guaranteed return of initial account value or an enhanced value if applicable. The most significant of the Company's GMAB features are the guaranteed return option ("GRO") features, which includes an asset transfer feature that reduces the Company's exposure to these guarantees. The GMAB liability is calculated as the present value of future expected payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature.

The GMWB features provide the contractholder with a guaranteed remaining balance if the account value is reduced to zero through a combination of market declines and withdrawals. The guaranteed remaining balance is generally equal to the protected value under the contract, which is initially established as the greater of the account value or cumulative deposits when withdrawals commence, less cumulative withdrawals. The contractholder also has the option, after a specified time period, to reset the guaranteed remaining balance to the then-current account value, if greater. The GMWB liability is calculated as the present value of future expected payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

7. CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS (continued)


The GMIWB features, taken collectively, provides a contractholder two optional methods to receive guaranteed minimum payments over time, a "withdrawal" option or an "income" option. The withdrawal option (which is available under only one of the Company's GMIWBs) guarantees that a contract holder can withdraw an amount each year until the cumulative withdrawals reach a total guaranteed balance. The income option (which varies among the Company's GMIWBs) in general guarantees the contract holder the ability to withdraw an amount each year for life (or for joint lives, in the case of any spousal version of the benefit) where such amount is equal to a percentage of a protected value under the benefit. The contractholder also has the potential to increase this annual amount, based on certain subsequent increases in account value that may occur. Certain GMIWB features include an asset transfer feature that reduces the Company's exposure to these guarantees. The GMIWB liability is calculated as the present value of future expected payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature.

As part of its risk management strategy, the Company limits its exposure to these risks through a combination of product design elements, such as an asset transfer feature, and affiliated reinsurance agreements. The asset transfer feature included in the design of certain optional living benefits transfers assets between certain variable investments selected by the annuity contractholder and, depending on the benefit feature, a fixed rate account in the general account or a bond portfolio within the separate accounts. The transfers are based on the static mathematical formula, used with the particular optional benefit, which considers a number of factors, including the impact of investment performance of the contractholder total account value. In general, negative investment performance may result in transfers to a fixed-rate account in the general account or a bond portfolio within the separate accounts, and positive investment performance may result in transfers back to contractholder-selected variable investments. Other product design elements utilized for certain products to manage these risks include asset allocation restrictions and minimum issuance age requirements. For risk management purposes the Company segregates the variable annuity living benefit features into those that include the asset transfer feature including certain GMIWB riders and certain GMAB riders that feature the GRO policyholder benefits; and those that do not include the asset transfer feature, including certain legacy GMIWB, GMWB, GMAB and GMIB riders. Living benefit riders that include the asset transfer feature also include GMDB riders, and as such the GMDB risk in these riders also benefits from the asset transfer feature.

Sales Inducements
The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize deferred policy acquisition costs. These deferred sales inducements are included in "Deferred Sales Inducements" in the Company's Statements of Financial Position. The Company offers various types of sales inducements. These inducements include: (1) a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's initial deposit and (2) additional credits after a certain number of years a contract is held. Changes in deferred sales inducements, reported as "Interest credited to policyholders' account balances," are as follows:

                                                                            2011      2010     2009
                                                                          --------  -------  -------
                                                                                (in thousands)
Balance, beginning of year                                                $ 51,106  $30,265  $28,015
Capitalization                                                              22,596   21,594    8,689
Amortization- Impact of assumption and experience unlocking and true-ups    (2,290)     874      822
Amortization- All other                                                    (23,105)  (1,579)  (5,485)
Change in unrealized investment gains and (losses)                            (206)     (48)  (1,776)
                                                                          --------  -------  -------
Balance, end of year                                                      $ 48,101  $51,106  $30,265
                                                                          ========  =======  =======

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

8. STATUTORY NET INCOME AND SURPLUS AND DIVIDEND RESTRICTIONS


The Company is required to prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the New Jersey Department of Banking and Insurance. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions and valuing investments, deferred taxes, and certain assets on a different basis.

Statutory net income (loss) of the Company amounted to $13 million, $52 million, and $4 million for the years ended December 31, 2011, 2010 and 2009, respectively. Statutory surplus of the Company amounted to $260 million and $216 million at December 31, 2011 and 2010, respectively.

The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the New Jersey Department of Banking and Insurance. Prescribed statutory accounting practices include publications of the NAIC, state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

The Company is subject to New Jersey law, which limits the amount of dividends that insurance companies can pay to stockholders without approval of the New Jersey Department of Banking and Insurance. The maximum dividend, which may be paid in any twelve-month period without notification or approval, is limited to the greater of 10% of statutory surplus as of December 31 of the preceding year or the net gain from operations of the preceding calendar year. Cash dividends may only be paid out of surplus derived from realized net profits. Based on these limitations, there is $26 million capacity to pay a dividend in 2012 without prior approval. The Company did not pay any dividends in 2011.

9. INCOME TAXES

The components of income tax expense (benefit) for the years ended December 31, were as follows:

                                                                           2011     2010     2009
                                                                         --------  ------- -------
                                                                               (in thousands)
Current tax expense (benefit):
  U.S.                                                                   $   (715) $23,841 $20,362
                                                                         --------  ------- -------
Total                                                                        (715)  23,841  20,362
                                                                         --------  ------- -------
Deferred tax expense (benefit):
  U.S.                                                                    (47,893)  15,967  (1,376)
                                                                         --------  ------- -------
Total                                                                     (47,893)  15,967  (1,376)
                                                                         --------  ------- -------
Total income tax expense (benefit) on income from continuing operations   (48,608)  39,808  18,986
Other comprehensive income (loss)                                           9,689    9,279  28,567
Cumulative effect of changes in accounting policy                              --       --   2,010
                                                                         --------  ------- -------
Total income tax expense (benefit) on continuing operations              $(38,919) $49,087 $49,563
                                                                         ========  ======= =======

The Company's income (loss) from continuing operations before income taxes includes income (loss) from domestic operations of ($109.2) million, $141.5 million and $76.0 million, and no income from foreign operations for the years ended December 31, 2011, 2010 and 2009, respectively.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

9. INCOME TAXES (continued)


The Company's actual income tax expense for the years ended December 31, differs from the expected amount computed by applying the statutory federal income tax rate of 35% to income from continuing operations before income taxes and cumulative effect of accounting change for the following reasons:

                                                                           2011      2010     2009
                                                                         --------  -------  -------
                                                                               (in thousands)
Expected federal income tax expense (benefit)                            $(37,938) $45,784   24,591
Non-taxable investment income                                              (7,885)  (4,449)  (3,240)
Tax Credits                                                                (1,368)    (362)    (195)
Expiration of statute of limitations and related interest                       -        -   (2,695)
Other                                                                      (1,417)  (1,165)     525
                                                                         --------  -------  -------
Total income tax expense (benefit) on income from continuing operations  $(48,608) $39,808  $18,986
                                                                         ========  =======  =======

Deferred tax assets and liabilities at December 31, resulted from the items listed in the following table:

                                                      2011      2010
                                                    --------  --------
                                                      (in thousands)
         Deferred tax assets
           Insurance reserves                       $ 47,597  $  3,398
           Investments                                 4,696        --
           Other                                         929     7,252
                                                    --------  --------
           Deferred tax assets                      $ 53,222  $ 10,650
                                                    --------  --------
         Deferred tax liabilities                   $      0
             Deferred acquisition costs             $ 46,444  $ 52,192
             Investments                            $      0     1,159
             Net Unrealized gains on securities       31,085    20,341
             Deferred Annuity Bonus                   16,835    17,887
             Deferred tax liabilities               $ 94,364  $ 91,579
                                                    --------  --------
         Net deferred tax asset (liability)         $(41,142) $(80,929)
                                                    ========  ========

The application of U.S. GAAP requires the Company to evaluate the recoverability of deferred tax assets and establish a valuation allowance if necessary to reduce the deferred tax asset to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company considers many factors, including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) in which tax jurisdictions they were generated and the timing of their reversal;
(4) taxable income in prior carryback years as well as projected taxable earnings exclusive of reversing temporary differences and carryforwards;
(5) the length of time that carryovers can be utilized in the various taxing jurisdictions; (6) any unique tax rules that would impact the utilization of the deferred tax assets; and (7) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowances, will be realized. The company had no valuation allowance as of December 31, 2011, and 2010.

Management believes that based on its historical pattern of taxable income, the Company will produce sufficient income in the future to realize its deferred tax assets. Adjustments to the valuation allowance will be made if there is a change in management's assessment of the amount of deferred tax asset that is realizable.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

9. INCOME TAXES (continued)


The Company's unrecognized tax benefits for the periods indicated are as follows:

                                                                                         Unrecognized    Total
                                                                           Unrecognized  tax benefits unrecognized
                                                                           tax benefits    2002 and   tax benefits
                                                                           prior to 2002   forward     all years
                                                                           ------------- ------------ ------------
                                                                                       (in thousands)
Amounts as of December 31, 2008                                               $ 3,596      $ 1,517      $ 5,113
Increases in unrecognized tax benefits taken in prior period                        -         (210)        (210)
(Decreases) in unrecognized tax benefits taken in prior period                      -            -            -
Settlements with taxing authorities                                                 -            -            -
(Decreases) in unrecognized tax benefits as a result of lapse of the
 applicable statute of limitations                                             (2,107)           -       (2,107)
                                                                              -------      -------      -------
Amounts as of December 31, 2009                                               $ 1,489      $ 1,307      $ 2,796
Increases in unrecognized tax benefits taken in prior period                        -            -            -
(Decreases) in unrecognized tax benefits taken in prior period                      -       (1,177)      (1,177)
                                                                              -------      -------      -------
Amounts as of December 31, 2010                                               $ 1,489      $   130      $ 1,619
Increases in unrecognized tax benefits taken in prior period                        -            -            -
(Decreases) in unrecognized tax benefits taken in prior period                 (1,489)         (17)      (1,506)
                                                                              -------      -------      -------
Amounts as of December 31, 2011                                               $     -      $   113      $   113
                                                                              =======      =======      =======
Unrecognized tax benefits that, if recognized, would favorably impact the
 effective rate as of December 31, 2009                                       $ 1,489      $     -      $ 1,489
                                                                              =======      =======      =======
Unrecognized tax benefits that, if recognized, would favorably impact the
 effective rate as of December 31, 2010                                       $ 1,489      $     -      $ 1,489
                                                                              =======      =======      =======
Unrecognized tax benefits that, if recognized, would favorably impact the
 effective rate as of December 31, 2011                                       $(1,489)     $     -      $(1,489)
                                                                              =======      =======      =======

The Company classifies all interest and penalties related to tax uncertainties as income tax expense (benefit). The amounts recognized in the financial statements for tax-related interest and penalties for the years ended
December 31, are as follows:

                                                                                          2011   2010    2009
                                                                                          ---- -------  ------
                                                                                             (in thousands)
Interest and penalties recognized in the statements of operations                          $-  $(1,100) $  400
Interest and penalties recognized in liabilities in the statements of financial position   $-  $     -  $1,100

The Company's liability for income taxes includes the liability for unrecognized tax benefits and interest that relate to tax years still subject to review by the Internal Revenue Service ("IRS") or other taxing authorities. The completion of review or the expiration of the Federal statute of limitations for a given audit period could result in an adjustment to the liability for income taxes. The Federal statute of limitations for the 2002 tax year expired on April 30, 2009. The Federal statute of limitations for the 2003 tax year expired on July 31, 2009. The Federal statute of limitations for the 2004 through 2007 tax years will expire in June 2012, unless extended. Tax years 2008 through 2010 are still open for IRS examination. The Company does not anticipate any significant changes within the next 12 months to its total unrecognized tax benefits related to tax years for which the statute of limitations has not expired.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

9. INCOME TAXES (continued)


During the fourth quarter of 2011, the Company's parent, Prudential Financial, reached an agreement with the IRS on the resolution of the proposed foreign tax credits disallowance. The settlement of the foreign tax credit transactions for 2004 through 2006 marked the conclusion of the IRS audits for those years. As a result, all unrecognized tax positions plus interest relating to tax years prior to 2007 were recognized in 2011.

The dividends received deduction ("DRD") reduces the amount of dividend income subject to U.S. tax and is the primary component of the non-taxable investment income shown in the table above, and, as such, is a significant component of the difference between the Company's effective tax rate and the federal statutory tax rate of 35%. The DRD for the current period was estimated using information from 2010, current year results, and was adjusted to take into account the current year's equity market performance. The actual current year DRD can vary from the estimate based on factors such as, but not limited to, changes in the amount of dividends received that are eligible for the DRD, changes in the amount of distributions received from mutual fund investments, changes in the account balances of variable life and annuity contracts, and the Company's taxable income before the DRD.

In August 2007, the IRS released Revenue Ruling 2007-54, which included, among other items, guidance on the methodology to be followed in calculating the DRD related to variable life insurance and annuity contracts. In September 2007, the IRS released Revenue Ruling 2007-61. Revenue Ruling 2007-61 suspended Revenue Ruling 2007-54 and informed taxpayers that the U.S. Treasury Department and the IRS intend to address through new guidance the issues considered in Revenue Ruling 2007-54, including the methodology to be followed in determining the DRD related to variable life insurance and annuity contracts. On
February 13, 2012, the Obama Administration released the "General Explanations of the Administration's Revenue Proposals." One proposal would change the method used to determine the amount of the DRD. A change in the DRD, including the possible retroactive or prospective elimination of this deduction through guidance or legislation, could increase actual tax expense and reduce the Company's consolidated net income. These activities had no impact on the Company's 2009, 2010 or 2011 results.

In December 2006, the IRS completed all fieldwork with respect to its examination of the consolidated federal income tax returns for tax years 2002 and 2003. The final report was initially submitted to the Joint Committee on Taxation for their review in April 2007. The final report was resubmitted in March 2008 and again in April 2008. The Joint Committee returned the report to the IRS for additional review of an industry issue regarding the methodology for calculating the DRD related to variable life insurance and annuity contracts. The IRS completed its review of the issue and proposed an adjustment with respect to the calculation of the DRD. In order to expedite receipt of an income tax refund related to the 2002 and 2003 tax years, the Company agreed to such adjustment. The report, with the adjustment to the DRD, was submitted to the Joint Committee on Taxation in October 2008. The Company was advised on January 2, 2009 that the Joint Committee completed its consideration of the report and took no exception to the conclusions reached by the IRS. Accordingly, the final report was processed and a $157 million refund was received in February 2009. The Company believed that its return position with respect to the calculation of the DRD was technically correct. Therefore, the Company filed protective refund claims on October 1, 2009 to recover the taxes associated with the agreed upon adjustment. The IRS recently issued an Industry Director Directive ("IDD") stating that the methodology for calculating the DRD set forth in Revenue Ruling 2007-54 should not be followed. The IDD also confirmed that the IRS guidance issued before Revenue Ruling 2007-54, which guidance the Company relied upon in calculating its DRD, should be used to determine the DRD. The Company's parent, Prudential Financial, has received a refund of approximately $3 million pursuant to the protective refund claims. These activities had no impact on the Company's 2009, 2010 or 2011 results.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

9. INCOME TAXES (continued)


For tax years 2007 through 2011, the Company is participating in the IRS's Compliance Assurance Program ("CAP"). Under CAP, the IRS assigns an examination team to review completed transactions contemporaneously during these tax years in order to reach agreement with the Company on how they should be reported in the tax returns. If disagreements arise, accelerated resolutions programs are available to resolve the disagreements in a timely manner before the tax returns are filed. It is management's expectation this program will shorten the time period between the filing of the Company's federal income tax returns and the IRS's completion of its examination of the returns.

10. FAIR VALUE OF ASSETS AND LIABILITIES

Fair Value Measurement - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance around fair value established a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

Level 1--Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. These generally provide the most reliable evidence and are used to measure fair value whenever available. Active markets are defined as having the following characteristics for the measured asset/liability: (i) many transactions,
(ii) current prices, (iii) price quotes not varying substantially among market makers, (iv) narrow bid/ask spreads and (v) most information publicly available. The Company's Level 1 assets and liabilities primarily include certain cash equivalents and certain short term investments, and equity securities. Prices are obtained from readily available sources for market transactions involving identical assets or liabilities.

Level 2--Fair value is based on significant inputs, other than Level 1 inputs, that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability through corroboration with observable market data. Level 2 inputs include quoted market prices in active markets for similar assets and liabilities, quoted market prices in markets that are not active for identical or similar assets or liabilities, and other market observable inputs. The Company's Level 2 assets and liabilities include: fixed maturities (corporate public and private bonds, most government securities, certain asset-backed and mortgage-backed securities, etc.), certain equity securities (mutual funds, which do not actively trade and are priced based on a net asset value), certain short-term investments and certain cash equivalents (primarily commercial paper), and certain over-the-counter derivatives. Valuations are generally obtained from third party pricing services for identical or comparable assets or liabilities or through the use of valuation methodologies using observable market inputs. Prices from services are validated through comparison to trade data and internal estimates of current fair value, generally developed using market observable inputs and economic indicators.

Level 3--Fair value is based on at least one or more significant unobservable inputs for the asset or liability. These inputs reflect the Company's assumptions about the inputs market participants would use in pricing the asset or liability. The Company's Level 3 assets and liabilities primarily include: certain private fixed maturities and equity securities, certain manually priced public equity securities and fixed maturities, certain highly structured over-the-counter derivative contracts, certain consolidated real estate funds for which the Company is the general partner, and embedded derivatives resulting from certain products with guaranteed benefits. Prices are determined using valuation methodologies such as option pricing models, discounted cash flow models and other similar techniques. Non-binding broker quotes, which are utilized when pricing service information is not

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
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10. FAIR VALUE OF ASSETS AND LIABILITIES (continued)

available, are reviewed for reasonableness based on the Company's understanding of the market, and are generally considered Level 3. Under certain conditions, based on its observations of transactions in active markets, the Company may conclude the prices received from independent third party pricing services or brokers are not reasonable or reflective of market activity. In those instances, the Company may choose to over-ride the third-party pricing information or quotes received and apply internally- developed values to the related assets or liabilities. To the extent the internally-developed valuations use significant unobservable inputs, they are classified as Level 3. As of December 31, 2011 and December 31, 2010, these over-rides on a net basis were not material.

Assets and Liabilities by Hierarchy Level - The tables below present the balances of assets and liabilities measured at fair value on a recurring basis, as of the dates indicated.

                                                                                As of December 31, 2011
                                                                         --------------------------------------
                                                                         Level 1   Level 2   Level 3   Total
                                                                         -------- ---------- ------- ----------
                                                                                     (in thousands)
Fixed maturities, available for sale:
U.S. Treasury securities and obligations of U.S. government authorities
 and agencies                                                            $      - $   35,938 $     - $   35,938
Obligations of U.S. states and their political subdivisions                     -      2,826       -      2,826
Foreign government bonds                                                        -     23,031       -     23,031
Corporate securities                                                            -    894,266   1,755    896,021
Asset-backed securities                                                         -     53,005  18,627     71,632
Commercial mortgage-backed securities                                           -     96,006       -     96,006
Residential mortgage-backed securities                                          -     94,450       -     94,450
                                                                         -------- ---------- ------- ----------
  Sub-total                                                                     -  1,199,522  20,382  1,219,904
Other trading account assets:
Equity Securities                                                               -          -   1,569      1,569
                                                                         -------- ---------- ------- ----------
  Sub-total                                                                     -          -   1,569      1,569
Equity securities, available for sale:                                        276          -   1,144      1,420
Short-term investments                                                      1,069          -       -      1,069
Cash equivalents                                                           10,000     14,381       -     24,381
Other long-term investments                                                     -      6,670      18      6,688
Other assets                                                                    -      8,647  53,677     62,324
                                                                         -------- ---------- ------- ----------
  Sub-total excluding separate account assets                              11,345  1,229,220  76,790  1,317,355
Separate account assets (1)                                               141,133  6,110,880   5,995  6,258,008
                                                                         -------- ---------- ------- ----------
  Total assets                                                           $152,478 $7,340,100 $82,785 $7,575,363
                                                                         ======== ========== ======= ==========
Other liabilities                                                               -          -       -          -
Future policy benefits                                                          -          -  76,996     76,996
                                                                         -------- ---------- ------- ----------
  Total liabilities                                                      $      - $        - $76,996 $   76,996
                                                                         ======== ========== ======= ==========

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
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10. FAIR VALUE OF ASSETS AND LIABILITIES (continued)


                                                                                  As of December 31, 2010
                                                                         ----------------------------------------
                                                                         Level 1   Level 2    Level 3     Total
                                                                         -------- ---------- --------  ----------
                                                                                      (in thousands)
Fixed maturities, available for sale:
U.S. Treasury securities and obligations of U.S. government authorities
 and agencies                                                            $      - $   36,450 $      -  $   36,450
Foreign government bonds                                                        -     22,678        -      22,678
Corporate securities                                                            -    748,645    3,636     752,281
Asset-backed securities                                                         -     37,414   16,619      54,033
Commercial mortgage-backed securities                                           -    103,101        -     103,101
Residential mortgage-backed securities                                          -     95,998        -      95,998
                                                                         -------- ---------- --------  ----------
  Sub-total                                                                     -  1,044,286   20,254   1,064,541
Equity securities, available for sale:                                        283      1,536      255       2,074
Short-term investments                                                        359      7,050        -       7,409
Cash equivalents                                                            5,000     23,383        -      28,383
Other long-term investments                                                     -          -        -           -
Other assets                                                                    -      2,792   16,996      19,788
                                                                         -------- ---------- --------  ----------
  Sub-total excluding separate account assets                               5,642  1,079,047   37,505   1,122,194
Separate account assets (1)                                               132,005  4,900,653    5,393   5,038,051
                                                                         -------- ---------- --------  ----------
  Total assets                                                           $137,647 $5,979,700 $ 42,898  $6,160,245
                                                                         ======== ========== ========  ==========
Other liabilities                                                               -        898        -         898
Future policy benefits                                                          -          -  (41,316)    (41,316)
                                                                         -------- ---------- --------  ----------
  Total liabilities                                                      $      - $      898 $(41,316) $  (40,418)
                                                                         ======== ========== ========  ==========

    (1)Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account assets classified as Level 3 consist primarily of real estate and real estate investment funds. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Company's Consolidated Statement of Financial Position.
    (2)Includes reclassifications to conform to current period presentation.

The methods and assumptions the Company uses to estimate the fair value of assets and liabilities measured at fair value on a recurring basis are summarized below. Information regarding separate account assets is excluded as the risk associated with these assets is primarily borne by Company's customers and policyholders.

Fixed Maturity Securities - The fair values of the Company's public fixed maturity securities are generally based on prices obtained from independent pricing services. Prices from pricing services are sourced from multiple vendors, and a vendor hierarchy is maintained by asset type based on historical pricing experience and vendor expertise. The Company generally receives prices from multiple pricing services for each security, but ultimately uses the price from the pricing service highest in the vendor hierarchy based on the respective asset type. To validate reasonableness, prices are reviewed by internal asset managers through comparison with directly observed recent market trades and internal estimates of current fair value, developed using market observable inputs and economic indicators. Consistent with the fair value hierarchy described above, securities with validated quotes from pricing services are generally reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from third party pricing services is not reflective of market activity or other inputs observable in the market, the

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
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10. FAIR VALUE OF ASSETS AND LIABILITIES (continued)

Company may challenge the price through a formal process with the pricing service. If the pricing service updates the price to be more consistent in comparison to the presented market observations, the security remains within Level 2.

If the Company ultimately concludes that pricing information received from the independent pricing service is not reflective of market activity, non-binding broker quotes are used, if available. If the Company concludes the values from both pricing services and brokers are not reflective of market activity, it may over-ride the information from the pricing service or broker with an internally-developed valuation. As of December 31, 2011 and December 31, 2010, over-rides on a net basis were not material. Internally-developed valuations or non-binding broker quotes are also used to determine fair value in circumstances where vendor pricing is not available. These estimates may use significant unobservable inputs, which reflect the Company's own assumptions about the inputs market participants would use in pricing the asset. Circumstances where observable market data are not available may include events such as market illiquidity and credit events related to the security. Pricing service over-rides, internally-developed valuations and non-binding broker quotes are generally included in Level 3 in the fair value hierarchy.

The fair value of private fixed maturities, which are primarily comprised of investments in private placement securities, originated by internal private asset managers, are primarily determined using a discounted cash flow model. In certain cases these models primarily use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model may also incorporate significant unobservable inputs, which reflect the Company's own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are not significant to the price of a security, a Level 2 classification is made. Otherwise, a Level 3 classification is used.

Private fixed maturities also include debt investments in funds that, in addition to a stated coupon, pay a return based upon the results of the underlying portfolios. The fair values of these securities are determined by reference to the funds' net asset value ("NAV"). Since the NAV at which the funds trade can be observed by redemption and subscription transactions between third parties, the fair values of these investments have been reflected within Level 2 in the fair value hierarchy.

Trading Account Assets - Trading account assets are comprised of perpetual preferred. Fair values of perpetual preferred stock based on observable market inputs are classified within Level 2. However, when prices from independent pricing services are based on non-binding broker quotes as the directly observable market inputs become unavailable, the fair value of perpetual preferred stock are classified as Level 3.

Equity Securities - Equity securities consist principally of investments in common and preferred stock of publicly traded companies, perpetual preferred stock, privately traded securities, as well as common stock mutual fund shares. The fair values of most publicly traded equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the fair value hierarchy. Estimated fair values for most privately traded equity securities are determined using valuation and discounted cash flow models that require a substantial level of judgment. In determining the fair value of certain privately traded equity securities the discounted cash flow model may also use unobservable inputs, which reflect the Company's assumptions about the inputs market participants would use in pricing the asset. Most privately traded equity securities are

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
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10. FAIR VALUE OF ASSETS AND LIABILITIES (continued)

classified within Level 3. The fair values of common stock mutual fund shares that transact regularly (but do not trade in active markets because they are not publicly available) are based on transaction prices of identical fund shares and are classified within Level 2 in the fair value hierarchy. The fair values of preferred equity securities are based on prices obtained from independent pricing services. These prices are then validated for reasonableness against recently traded market prices. Accordingly, these securities are generally classified within Level 2 in the fair value hierarchy. Fair values of perpetual preferred stock based on observable market inputs are classified within Level 2. However, when prices from independent pricing services are based on non-binding broker quotes as the directly observable market inputs become unavailable, the fair value of perpetual preferred stock are classified as Level 3.

Derivative Instruments - Derivatives are recorded at fair value either as assets, within "Other long-term investments," or as liabilities, within "Other liabilities," except for embedded derivatives which are recorded with the associated host contract. The fair values of derivative contracts are determined based on quoted prices in active exchanges or through the use of valuation models. The fair values of derivative contracts can be affected by changes in interest rates, foreign exchange rates, credit spreads, market volatility, expected returns, non-performance risk, liquidity and other factors. Liquidity valuation adjustments are made to reflect the cost of exiting significant risk positions, and consider the bid-ask spread, maturity, complexity, and other specific attributes of the underlying derivative position.

The majority of the Company's derivative positions are traded in the over-the-counter (OTC) derivative market and are classified within Level 2 in the fair value hierarchy. OTC derivatives classified within Level 2 are valued using models generally accepted in the financial services industry that use actively quoted or observable market input values from external market data providers, third-party pricing vendors and/or recent trading activity. The fair values of most OTC derivatives, including interest rate and cross currency swaps, are determined using discounted cash flow models. These models' key inputs include the contractual terms of the respective contract, along with significant observable inputs, including interest rates, currency rates, credit spreads, equity prices, index dividend yields, non-performance risk and volatility.

To reflect the market's perception of its own and the counterparty's non-performance risk, the Company incorporates additional spreads over London Interbank Offered Rate ("LIBOR") into the discount rate used in determining the fair value of OTC derivative assets and liabilities which are uncollateralized. The additional credit spread over LIBOR rates is determined taking into consideration publicly available information relating to the financial strength of the Company. The Company adjusts these credit spreads to remove any illiquidity risk premium, which is subject to a floor based on a percentage of the credit spread. Most OTC derivative contract inputs have bid and ask prices that are actively quoted or can be readily obtained from external market data providers. The Company's policy is to use mid-market pricing in determining its best estimate of fair value.

Derivatives classified as Level 3 may include first-to-default credit basket swaps and other structured products. These derivatives are valued based upon models with some significant unobservable market inputs or inputs from less actively traded markets. The fair values of first to default credit basket swaps are derived from relevant observable inputs such as: individual credit default spreads, interest rates, recovery rates and unobservable model-specific input values such as correlation between different credits within the same basket. Level 3 methodologies are validated through periodic comparison of the Company's fair values to broker-dealer values. As of December 31, 2011, and December 31, 2010, there were derivatives with the fair value of $18 thousand and $0 classified within Level 3, and all other derivatives were classified within Level 2. See Note 11 for more details on the fair value of derivative instruments by primary underlying.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
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10. FAIR VALUE OF ASSETS AND LIABILITIES (continued)


Cash Equivalents and Short-Term Investments - Cash equivalents and short-term investments include money market instruments, commercial paper and other highly liquid debt instruments. Money market instruments are generally valued using unadjusted quoted prices in active markets that are accessible for identical assets and are primarily classified as Level 1. The remaining instruments in the Cash Equivalents and Short-term Investments category are typically not traded in active markets; however, their fair values are based on market observable inputs and, accordingly, these investments have been classified within Level 2 in the fair value hierarchy.

Other Assets - Other assets carried at fair value include reinsurance recoverables related to the reinsurance of our living benefit guarantees on certain of our variable annuities. These guarantees are described further below in "Future Policy Benefits." Also included in other assets are certain universal life products that contain a no-lapse guarantee provision. The reinsurance agreements covering these guarantees are derivatives and are accounted for in the same manner as an embedded derivative.

Future Policy Benefits - The liability for future policy benefits includes general account liabilities for guarantees on variable annuity contracts, including guaranteed minimum accumulation benefits ("GMAB"), guaranteed minimum withdrawal benefits ("GMWB") and guaranteed minimum income and withdrawal benefits ("GMIWB"), accounted for as embedded derivatives. The fair values of the GMAB, GMWB, and GMIWB liabilities are calculated as the present value of future expected benefit payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature. This methodology could result in either a liability or asset balance, given changing capital market conditions and various policyholder behavior assumptions. Since there is no observable active market for the transfer of these obligations, the valuations are calculated using internally developed models with option pricing techniques. The models are based on a risk neutral valuation framework and incorporate premiums for risks inherent in valuation techniques, inputs, and the general uncertainty around the timing and amount of future cash flows. The determination of these risk premiums requires the use of management judgment.

The Company is also required to incorporate the market-perceived risk of its own non-performance ("NPR") in the valuation of the embedded derivatives associated with its optional living benefit features and no-lapse feature on certain universal life products. Since insurance liabilities are senior to debt, the Company believes that reflecting the financial strength ratings of the Company in the valuation of the liability or contra-liability appropriately takes into consideration its NPR. To reflect NPR, the Company incorporates an additional credit spread over LIBOR rates into the discount rate used in the valuations of the embedded derivatives associated with its optional living benefit features. The additional credit spread over LIBOR rates is determined taking into consideration publicly available information relating to the financial strength of the Company. The Company adjusts these credit spreads to remove any illiquidity risk premium, which is subject to a floor based on a percentage of the credit spread. The additional credit spread over LIBOR rates incorporated into the discount rate as of December 31, 2011 generally ranged from 125 to 250 basis points for the portion of the interest rate curve most relevant to these liabilities. This additional spread is applied at an individual contract level and only to those individual living benefit contracts in a liability position and not to those in a contra-liability position.

Other significant inputs to the valuation models for the embedded derivatives associated with the optional living benefit features of the Company's variable annuity products include capital market assumptions, such as interest rate and implied volatility assumptions, as well as various policyholder behavior assumptions that are actuarially determined, including lapse rates, benefit utilization rates, mortality rates and withdrawal rates. These assumptions are reviewed at least annually, and updated based upon historical experience and give consideration to any observable market data, including market transactions such as acquisitions and reinsurance transactions.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
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10. FAIR VALUE OF ASSETS AND LIABILITIES (continued)

Since many of the assumptions utilized in the valuation of the embedded derivatives associated with the Company's optional living benefit features are unobservable and are considered to be significant inputs to the liability valuation, the liability included in future policy benefits has been reflected within Level 3 in the fair value hierarchy.

As of December 31, 2011, the fair value of the embedded derivatives associated with the optional living benefit features of before the NPR adjustment was a net liability of $344 million. This net liability was comprised of $360 million of individual living benefit contracts in a liability position net of $15 million of individual living benefit contracts in a contra-liability position. At December 31, 2011, NPR resulted in a $267 million cumulative decrease to the embedded derivative liability, reflecting the additional credit spread over LIBOR the Company incorporated into the discount rate used in the valuations of those embedded derivatives in a liability position. Significant declines in risk-free interest rates and the impact of account value performance in 2011 drove an increase in the embedded derivative liability associated with the optional living benefit features of the Company's variable annuity products as of December 31, 2011. These factors, as well as widening of the spreads used in valuing NPR, also drove offsetting increases in the NPR adjustment. As a result, the increase in these embedded derivative liabilities are largely offset by corresponding increases in the reinsurance recoverable associated with the affiliated reinsurance.

Transfers between Levels 1 and 2 - During the twelve months ended December 31, 2011, there were no material transfers between Level 1 and Level 2.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

10. FAIR VALUE OF ASSETS AND LIABILITIES (continued)


Changes in Level 3 assets and liabilities - The following tables provide a summary of the changes in fair value of Level 3 assets and liabilities for the year ended December 31, 2011, as well as the portion of gains or losses included in income for the year ended December 31, 2011 attributable to unrealized gains or losses related to those assets and liabilities still held at December 31, 2011.

                                                                        Year Ended December 31, 2011
                                                      ----------------------------------------------------------------
                                                                                       Fixed
                                                                                     Maturities
                                                                           Fixed     Available
                                                           Fixed        Maturities   For Sale -
                                                         Maturities    Available For Commercial    Equity
                                                       Available For   Sale - Asset- Mortgage-   Securities,
                                                      Sale - Corporate    Backed       Backed   Available for  Other
                                                         Securities     Securities   Securities     Sale       Assets
                                                      ---------------- ------------- ---------- ------------- --------
                                                                               (in thousands)
Fair value, beginning of period                           $ 3,636         $16,619     $    --      $   255    $ 16,996
  Total gains (losses) (realized/unrealized):
    Included in earnings:
     Realized investment gains (losses), net                    2              --          --         (516)    (25,919)
     Asset management fees and other income                    --              --          --           --          --
     Interest credited to policyholder account
      balances                                                 --              --          --           --          --
    Included in other comprehensive income
     (loss)                                                   (96)           (121)          0          398         (13)
  Net investment income                                        59             256          (0)          --          --
  Purchases                                                 1,300          11,089       5,019        1,000      68,593
  Sales                                                       (99)             --          --           --          --
  Issuances                                                    73              --          --           --          --
  Settlements                                                (148)         (5,251)         --           --          (1)
  Foreign currency translation                                 --              --          --           --          --
  Transfers into Level 3 (2)                                  900              --          --        1,536          --
  Transfers out of Level 3 (2)                             (3,872)         (3,965)     (5,019)          --      (5,979)
  Other (4)                                                    --              --          --       (1,529)         --
                                                          -------         -------     -------      -------    --------
Fair value, end of period                                 $ 1,755         $18,627     $    --      $ 1,144    $ 53,677
                                                          =======         =======     =======      =======    ========
Unrealized gains (losses) for the period relating
 to those
  Level 3 assets that were still held at the end of
   the period (3):
    Included in earnings:
     Realized investment gains (losses), net              $    --         $    --     $    --      $  (454)   $ 18,797
     Asset management fees and other income               $    --         $    --     $    --      $    --    $     --
     Interest credited to policyholder account
      balances                                            $    --         $    --     $    --      $    --    $     --
    Included in other comprehensive income
     (loss)                                               $   (96)        $  (109)    $     0      $   359    $     --

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
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10. FAIR VALUE OF ASSETS AND LIABILITIES (continued)


                                                                         Year Ended December 31, 2011
                                                             -----------------------------------------------------
                                                                                                   Other Trading
                                                              Separate                Other Long- Account Assets -
                                                              Account   Future Policy    Term          Equity
                                                             Assets (1)   Benefits    Investments    Securities
                                                             ---------- ------------- ----------- ----------------
                                                                                (in thousands)
Fair value, beginning of period                                $5,393     $ 41,316        $ 0          $    -
  Total gains (losses) (realized/unrealized):
    Included in earnings:
     Realized investment gains (losses), net                        -      (94,684)        18               -
     Asset management fees and other income                         -            -          -              40
     Interest credited to policyholder account balances           602            -          -               -
    Included in other comprehensive income                          -            -          -               -
  Net investment income                                             -            -          -               -
  Purchases                                                         -      (23,628)         -               -
  Sales                                                             -            -          -               -
  Issuances                                                         -            -          -               -
  Settlements                                                       -            -          -               -
  Foreign currency translation                                      -            -          -               -
  Transfers into Level 3 (2)                                        -            -          -               -
  Transfers out of Level 3 (2)                                      -            -          -               -
  Other (4)                                                         -            -          -           1,529
                                                             ---------- ------------- ----------- ----------------
Fair value, end of period                                      $5,995     $(76,996)       $18          $1,569
                                                             ========== ============= =========== ================
Unrealized gains (losses) for the period relating to those
  Level 3 assets that were still held at the end of the
   period (3):
    Included in earnings:
     Realized investment gains (losses), net                   $    -     $(94,098)       $ -          $    -
     Asset management fees and other income                    $    -     $      -        $ -          $    -
     Interest credited to policyholder account balances        $  602     $      -        $ -          $    -
    Included in other comprehensive income                     $    -     $      -        $ -          $    -

    (1)Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Company's Statements of Financial Position.
    (2)Transfers into or out of Level 3 are generally reported as the value as of the beginning of the quarter in which the transfer occurs.
    (3)Unrealized gains or losses related to assets still held at the end of the period do not include amortization or accretion of premiums and discounts.
    (4)Other primarily represents reclasses of certain assets between reporting categories.

Transfers - As a part of an ongoing monitoring assessment of pricing inputs to ensure appropriateness of the level classification in the fair value hierarchy the Company may reassign level classification from time to time. As a result of such a review, in the first quarter of 2011, it was determined that the pricing inputs for perpetual preferred stocks provided by third party pricing services were primarily based on non-binding broker quotes which could not always be verified against directly observable market information. Consequently, perpetual preferred stocks were transferred into Level 3 within the fair value hierarchy. This represents the majority of the

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

10. FAIR VALUE OF ASSETS AND LIABILITIES (continued)

transfers into Level 3 for Equity Securities Available-for-Sale. Other transfers into Level 3 were primarily the result of unobservable inputs utilized within valuation methodologies and the use of broker quotes (that could not be validated) when previously, information from third party pricing services (that could be validated) was utilized. Transfers out of Level 3 were primarily due to the use of observable inputs in valuation methodologies as well as the utilization of pricing service information for certain assets that the Company was able to validate.

Changes in Level 3 assets and liabilities - The following tables provide a summary of the changes in fair value of Level 3 assets and liabilities for the year ended December 31, 2010, as well as the portion of gains or losses included in income for the year ended December 31, 2010 attributable to unrealized gains or losses related to those assets and liabilities still held at December 31, 2010.

                                                                        Year Ended December 31, 2010
                                                            ----------------------------------------------------
                                                                                 Fixed
                                                                 Fixed        Maturities
                                                               Maturities    Available For    Equity
                                                             Available For   Sale - Asset-  Securities,
                                                            Sale - Corporate    Backed     Available for  Other
                                                               Securities     Securities       Sale       Assets
                                                            ---------------- ------------- ------------- -------
                                                                               (in thousands)
Fair value, beginning of period                                  $2,398        $ 25,259        $ 576     $16,039
  Total gains (losses) (realized/unrealized):
    Included in earnings:
     Realized investment gains (losses), net                          8            (139)           -        (443)
     Asset management fees and other income                           -               -            -           -
    Included in other comprehensive income (loss)                   514          (1,258)        (374)        263
  Net investment income                                              34             164            -           -
  Purchases, sales, issuances, and settlements                     (149)          9,049           53       1,137
  Foreign currency translation                                        -               -            -           -
  Transfers into Level 3 (2)                                        957               -            -           -
  Transfers out of Level 3 (2)                                     (127)        (16,456)           -           -
                                                                 ------        --------        -----     -------
Fair value, end of period                                        $3,636        $ 16,619        $ 255     $16,996
                                                                 ======        ========        =====     =======
Unrealized gains (losses) for the period relating to those
  Level 3 assets that were still held at the end of the
   period (3):
    Included in earnings:
     Realized investment gains (losses), net                     $   10        $    (41)       $   -     $  (303)
     Asset management fees and other income                      $    -        $      -        $   -     $     -
    Included in other comprehensive income (loss)                $  514        $ (1,258)       $(374)    $   263

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

10. FAIR VALUE OF ASSETS AND LIABILITIES (continued)


                                                                          Year Ended December 31, 2010
                                                                      -----------------------------------
                                                                       Separate
                                                                       Account   Future Policy    Other
                                                                      Assets (1)   Benefits    Liabilities
                                                                      ---------- ------------- -----------
                                                                                 (in thousands)
Fair value, beginning of period                                         $5,104      $ 2,412       $(67)
  Total gains (losses) (realized/unrealized):
    Included in earnings:
     Realized investment gains (losses), net                                 -       47,655         67
     Asset management fees and other income                                  -            -          -
     Interest credited to policyholder account balances                    289            -          -
    Included in other comprehensive income                                   -            -          -
  Net investment income                                                      -            -          -
  Purchases, sales, issuances, and settlements                               -       (8,751)         -
  Foreign currency translation                                               -            -          -
  Transfers into Level 3 (2)                                                 -            -          -
  Transfers out of Level 3 (2)                                               -            -          -
                                                                        ------      -------       ----
Fair value, end of period                                               $5,393      $41,316       $  -
                                                                        ======      =======       ====
Unrealized gains (losses) for the period relating to those
  Level 3 assets that were still held at the end of the period (3):
    Included in earnings:
     Realized investment gains (losses), net                            $    -      $ 8,290       $ 70
     Asset management fees and other income                             $    -      $     -       $  -
     Interest credited to policyholder account balances                 $  289      $     -       $  -
    Included in other comprehensive income                              $    -      $     -       $  -

    (1)Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Company's Consolidated Statement of Financial Position.
    (2)Transfers into or out of Level 3 are generally reported as the value as of the beginning of the quarter in which the transfer occurs.
    (3)Unrealized gains or losses related to assets still held at the end of the period do not include amortization or accretion of premiums and discounts.

Transfers - As part of an ongoing assessment of pricing inputs to ensure appropriateness of the level classification in the fair value hierarchy the Company may reassign level classification from time to time. As a result of such a review, it was determined that the pricing inputs for perpetual preferred stocks provided by third party pricing services were primarily based on non-binding broker quotes which could not always be verified against directly observable market information. Consequently, perpetual preferred stocks were transferred into Level 3 within the fair value hierarchy. Other transfers into Level 3 were primarily the result of unobservable inputs utilized within valuation methodologies and the use of broker quotes (that could not be validated) when previously, information from third party pricing services (that could be validated) was utilized. Transfers out of Level 3 were primarily due to the use of observable inputs in valuation methodologies as well as the utilization of pricing service information for certain assets that the Company was able to validate.

Transfers between Levels 1 and 2 - During the year ended December 31, 2011, there were no material transfers between Level 1 and Level 2.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

10. FAIR VALUE OF ASSETS AND LIABILITIES (continued)


Changes in Level 3 assets and liabilities - The following tables provide a summary of the changes in fair value of Level 3 assets and liabilities for the year ended December 31, 2009, as well as the portion of gains or losses included in income for the year ended December 31, 2009 attributable to unrealized gains or losses related to those assets and liabilities still held at December 31, 2009.

                                                                        Year Ended December 31, 2009
                                                          --------------------------------------------------------
                                                                               Fixed
                                                               Fixed        Maturities
                                                             Maturities    Available For    Equity
                                                           Available For   Sale - Asset-  Securities,
                                                          Sale - Corporate    Backed     Available for
                                                             Securities     Securities       Sale      Other Assets
                                                          ---------------- ------------- ------------- ------------
                                                                               (in thousands)
Fair value, beginning of period                                $  266         $ 5,732        $121        $ 58,880
  Total gains (losses) (realized/unrealized):
    Included in earnings:
     Realized investment gains (losses), net                     (506)         (1,634)          -         (44,396)
     Asset management fees and other income                         -               -           -               -
    Included in other comprehensive income (loss)                 449           9,708         455             590
  Net investment income                                            (1)            121           -               -
  Purchases, sales, issuances, and settlements                   (169)         (1,780)          -             965
  Foreign currency translation                                      -               -           -               -
  Transfers into Level 3 (2)                                    2,413          13,858           -               -
  Transfers out of Level 3 (2)                                    (54)           (746)          -               -
                                                               ------         -------        ----        --------
Fair value, end of period                                      $2,398         $25,259        $576        $ 16,039
                                                               ======         =======        ====        ========
Unrealized gains (losses) for the period relating to
 those
  Level 3 assets that were still held at the end of the
   period (3):
    Included in earnings:
     Realized investment gains (losses), net                   $ (506)        $(1,383)       $  -        $(43,833)
     Asset management fees and other income                    $    -         $     -        $  -        $      -
     Interest credited to policyholder account
      balances                                                 $    -         $     -        $  -        $      -
    Included in other comprehensive income (loss)              $  447         $ 9,605        $455        $    590

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

10. FAIR VALUE OF ASSETS AND LIABILITIES (continued)


                                                                                 Year Ended December 31, 2009
                                                                      --------------------------------------------------
                                                                      Separate Account  Future Policy
                                                                         Assets (1)       Benefits     Other Liabilities
                                                                      ----------------  -------------  -----------------
                                                                                        (in thousands)
Fair value, beginning of period                                                $ 6,494       $(63,903)            (4,272)
  Total gains (losses) (realized/unrealized):
    Included in earnings:
     Realized investment gains (losses), net                                         -         69,126              4,205
     Interest credited to policyholder account balances                         (1,335)             -                  -
    Included in other comprehensive income (loss)                                    -              -                  -
  Net investment income                                                              -              -                  -
  Purchases, sales, issuances, and settlements                                      38         (2,811)                 -
  Foreign currency translation                                                       -              -                  -
  Transfers into Level 3 (2)                                                         -              -                  -
  Transfers out of Level 3 (2)                                                     (93)             -                  -
                                                                      ----------------  -------------  -----------------
Fair value, end of period                                                      $ 5,104       $  2,412                (67)
                                                                      ================  =============  =================
Unrealized gains (losses) for the period relating to those
  Level 3 assets that were still held at the end of the period (3):
    Included in earnings:
     Realized investment gains (losses), net                                   $     -       $ 68,705            $ 4,208
     Asset management fees and other income                                    $     -       $      -            $     -
     Interest credited to policyholder account balances                        $(1,335)      $      -            $     -
    Included in other comprehensive income (loss)                              $     -       $      -            $     -

    (1)Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Company's Statement of Financial Position.
    (2)Transfers into or out of Level 3 are generally reported as the value as of the beginning of the quarter in which the transfer occurs.
    (3)Unrealized gains or losses related to assets still held at the end of the period do not include amortization or accretion of premiums and discounts.

Transfers - Transfers out of Level 3 for Fixed Maturities Available for Sale - Asset-Backed Securities totaled $4.0 million for the year ended December 31, 2011 resulting from the Company's conclusion that the market for asset-backed securities collateralized by sub-prime mortgages became increasingly active, as evidenced by orderly transactions. The pricing received from independent pricing services could be validated by the Company, as discussed in detail above. There were no transfers into Level 3.

Fair Value of Financial Instruments - The Company is required by U.S. GAAP to disclose the fair value of certain financial instruments including those that are not carried at fair value. For the following financial instruments the carrying amount equals or approximates fair value: fixed maturities classified as available-for-sale, trading account assets, equity securities, securities purchased under agreements to resell, short-term investments, cash and cash equivalents, accrued investment income, separate account assets, securities sold under agreements to repurchase, and cash collateral for loaned securities, as well as certain items recorded within other assets and other liabilities such as broker-dealer related receivables and payables. See Note 11 for a discussion of derivative instruments.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

10. FAIR VALUE OF ASSETS AND LIABILITIES (continued)


The following table discloses the Company's financial instruments where the carrying amounts and fair values differ:

                                                            December 31, 2011        December 31, 2010
                                                         ------------------------ ------------------------
                                                                          Fair                     Fair
                                                         Carrying Amount  value   Carrying Amount  value
                                                         --------------- -------- --------------- --------
                                                                          (in thousands)
Assets:
  Commercial mortgage and other loans                       $230,201     $247,865    $182,437     $192,102
  Policy loans                                               177,162      235,706     175,514      211,513
Liabilities:
  Policyholder account balances - investment contracts       113,938      113,010     102,593      101,551
  Short-term and long-term debt to affiliates                 70,000       70,293           -            -

The fair values presented above for those financial instruments where the carrying amounts and fair values may differ have been determined by using available market information and by applying market valuation methodologies, as described in more detail below.

Commercial mortgage and other loans
   The fair value of commercial mortgage and other loans is primarily based upon the present value of the expected future cash flows discounted at the appropriate U.S. Treasury rate adjusted for appropriate credit spread for similar quality loans. The quality ratings for these loans, a primary determinant of the credit spread and a significant component of the pricing input, are based on internally developed methodology. The internally derived credit spreads take into account public corporate bond spreads of similar quality and maturity, public commercial mortgage-backed securities spreads, third-party mortgage loan survey spreads and other relevant market information such as pricing indications from market participants on new originations, and where applicable adjustments for property types and locations.

Policy Loans
The fair value of policy loans is calculated using a discounted cash flow model based upon current U.S. Treasury rates and historical loan repayment patterns.

Investment Contracts - Policyholders' Account Balances
Only the portion of policyholders' account balances related to products that are investment contracts (those without significant mortality or morbidity risk) are reflected in the table above. For fixed deferred annuities, payout annuities and other similar contracts without life contingencies, fair values are derived using discounted projected cash flows based on interest rates that are representative of the Company's claims paying ratings, and hence reflect the Company's own nonperformance risk. For those balances that can be withdrawn by the customer at any time without prior notice or penalty, the fair value is the amount estimated to be payable to the customer as of the reporting date, which is generally the carrying value.

Short-term and long-term debt to affiliates
The fair value of short-term and long-term debt is generally determined by either prices obtained from independent pricing services, which are validated by the Company, or discounted cash flow models. These fair values consider the Company's own non-performance risk. Discounted cash flow models predominately use

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

10. FAIR VALUE OF ASSETS AND LIABILITIES (continued)

market observable inputs such as the borrowing rates currently available to the Company for debt and financial instruments with similar terms and remaining maturities. For commercial paper issuances and other debt with a maturity of less than 90 days, the carrying value approximates fair value.

11. DERIVATIVE INSTRUMENTS

Types of Derivative Instruments and Derivative Strategies

Interest Rate Contracts
Interest rate swaps are used by the Company to manage interest rate exposures arising from mismatches between assets and liabilities (including duration mismatches) and to hedge against changes in the value of assets it anticipates acquiring and other anticipated transactions and commitments. Swaps may be attributed to specific assets or liabilities or may be used on a portfolio basis. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts calculated by reference to an agreed upon notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty at each due date.

Equity Contracts
Equity index options are contracts which will settle in cash based on differentials in the underlying indices at the time of exercise and the strike price. The Company uses combinations of purchases and sales of equity index options to hedge the effects of adverse changes in equity indices within a predetermined range. These hedges do not qualify for hedge accounting.

Foreign Exchange Contracts
Currency derivatives, including currency swaps and forwards, are used by the Company to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company either holds or intends to acquire or sell.

Under currency swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between one currency and another at an exchange rate and calculated by reference to an agreed principal amount. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty for payments made in the same currency at each due date.

Credit Contracts
Credit derivatives are used by the Company to enhance the return on the Company's investment portfolio by creating credit exposure similar to an investment in public fixed maturity cash instruments. With credit derivatives the Company can sell credit protection on an identified name, or a basket of names in a first to default structure, and in return receive a quarterly premium. With first to default baskets, the premium generally corresponds to a high proportion of the sum of the credit spreads of the names in the basket. If there is an event of default by the referenced name or one of the referenced names in a basket, as defined by the agreement, then the Company is obligated to pay the counterparty the referenced amount of the contract and receive in return the referenced defaulted security or similar security. See credit derivatives written section for discussion of guarantees related to credit derivatives written. In addition to selling credit protection, the Company may purchase credit protection using credit derivatives in order to hedge specific credit exposures in the Company's investment portfolio.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

11. DERIVATIVE INSTRUMENTS (continued)


Embedded Derivatives
The Company sells variable annuity contracts that include certain optional living benefit features that are treated, for accounting purposes, as embedded derivatives. The Company has reinsurance agreements to transfer the risk related to certain of these embedded derivatives to an affiliate, Pruco Reinsurance Ltd. ("Pruco Re"). The embedded derivatives related to the living benefit features and the related reinsurance agreements are carried at fair value. Mark-to-market changes in the fair value of the underlying contractual guarantees are determined using valuation models as described in Note 7, and are recorded in "Realized investment gains (losses), net."

The Company invests in fixed maturities that, in addition to a stated coupon, provide a return based upon the results of an underlying portfolio of fixed income investments and related investment activity. The Company accounts for these investments as available-for-sale fixed maturities containing embedded derivatives. Such embedded derivatives are marked to market through "Realized investment gains (losses), net," based upon the change in value of the underlying portfolio.

The fair value of the embedded derivatives included in Future policy benefits was a liability of $77 million and a contra-liability of $41 million as of December 31, 2011 and December 31, 2010, respectively. The fair value of the embedded derivatives related to the reinsurance of certain of these benefits to Pruco Re included in "Reinsurance Recoverable" was an asset of $54 million as of December 31, 2011 and an asset of $11 million as of December 31, 2010.

The table below provides a summary of the gross notional amount and fair value of derivatives contracts, excluding embedded derivatives which are recorded with the associated host, by the primary underlying. Many derivative instruments contain multiple underlyings.

                                  December 31, 2011            December 31, 2010
                             ---------------------------  ---------------------------
                             Notional     Fair Value      Notional     Fair Value
                             -------- ------------------  -------- ------------------
Primary Underlying            Amount  Assets Liabilities   Amount  Assets Liabilities
------------------           -------- ------ -----------  -------- ------ -----------
                                                  (in thousands)
Qualifying Hedges
Currency/Interest Rate       $ 14,972 $  221     $  (846)  $11,018 $    -     $(1,104)
                             -------- ------ -----------  -------- ------ -----------
  Total Qualifying Hedges    $ 14,972 $  221     $  (846)  $11,018 $    -     $(1,104)
                             ======== ====== ===========  ======== ====== ===========
  Non-Qualifying Hedges
Interest Rate                $ 57,200 $8,442     $     -   $47,000 $1,737     $(1,006)
Credit                         17,000    118        (339)    8,900  1,206        (878)
Currency/Interest Rate         16,615      -        (909)    9,115      -        (853)
Equity                              -      -           -         -      -           -
                             -------- ------ -----------  -------- ------ -----------
Total Non-Qualifying Hedges    90,815  8,560      (1,248)   65,015  2,943      (2,737)
                             ======== ====== ===========  ======== ====== ===========
Total Derivatives (1)        $105,787 $8,781     $(2,094)  $76,033 $2,943     $(3,841)
                             ======== ====== ===========  ======== ====== ===========

    (1)Excludes embedded derivatives which contain multiple underlyings. The fair value of these embedded derivatives was a liability of $80 million as of December 31, 2011 and a conta-liability of $38 million as of December 31, 2010 included in "Future policy benefits" and "Fixed maturities available for sale."

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

11. DERIVATIVE INSTRUMENTS (continued)


Cash Flow Hedges
The Company uses currency swaps in its cash flow hedge accounting relationships. This instrument is only designated for hedge accounting in instances where the appropriate criteria are met. The Company does not use futures, credit, and equity or embedded derivatives in any of its cash flow hedge accounting relationships.

The following table provides the financial statement classification and impact of derivatives used in qualifying and non-qualifying hedge relationships, excluding the offset of the hedged item in an effective hedge relationship:

                                                   Year Ended December 31,
                                                 ---------------------------
                                                    2011      2010     2009
                                                 ---------  -------  -------
                                                        (in thousands)
  Qualifying Hedges
  Cash flow hedges
  Currency/Interest Rate
    Net investment income                        $     (41) $    45  $     3
    Other income                                         2        2      (12)
    Accumulated Other Comprehensive Income (1)         471     (426)    (711)
                                                 ---------  -------  -------
    Total cash flow hedges                       $     432  $  (379) $  (720)
                                                 ---------  -------  -------
  Non-qualifying hedges
  Realized investment gains (losses)
    Interest Rate                                $   9,402  $ 6,717  $(6,086)
    Currency/Interest Rate                            (181)     617     (880)
    Credit                                              68     (762)   2,763
    Equity                                               -        -        -
    Embedded Derivatives                          (121,599)  47,806   26,471
                                                 ---------  -------  -------
    Total non-qualifying hedges                  $(112,310) $54,378  $22,268
                                                 ---------  -------  -------
    Total Derivative Impact                      $(111,878) $53,999  $21,548
                                                 =========  =======  =======

    (1)Amounts deferred in "Accumulated other comprehensive income (loss)."

For the period ending December 31, 2011, the ineffective portion of derivatives accounted for using hedge accounting was not material to the Company's results of operations and there were no material amounts reclassified into earnings relating to instances in which the Company discontinued cash flow hedge accounting because the forecasted transaction did not occur by the anticipated date or within the additional time period permitted by the authoritative guidance for the accounting for derivatives and hedging.

Presented below is a roll forward of current period cash flow hedges in "Accumulated other comprehensive income (loss)" before taxes:

                                                              (in thousands)
    Balance, December 31, 2010                                   $(1,100)
    Net deferred gains on cash flow hedges from January 1 to
     December 31, 2011                                            (7,152)
    Amount reclassified into current period earnings               7,622
                                                                 -------
    Balance, December 31, 2011                                   $  (630)
                                                                 =======

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

11. DERIVATIVE INSTRUMENTS (continued)


As of December 31, 2011, the Company does not have any qualifying cash flow hedges of forecasted transactions other than those related to the variability of the payment or receipt of interest or foreign currency amounts on existing financial instruments. The maximum length of time for which these variable cash flows are hedged is 15 years. Income amounts deferred in "Accumulated other comprehensive income (loss)" as a result of cash flow hedges are included in "Net unrealized investment gains (losses)" in the Statements of Equity.

Credit Derivatives Written
The Company holds certain externally managed investments in the European market which contain embedded derivatives whose fair value are primarily driven by changes in credit spreads. These investments are medium term notes that are collateralized by investment portfolios primarily consisting of investment grade European fixed income securities, including corporate bonds and asset-backed securities, and derivatives, as well as varying degrees of leverage. The notes have a stated coupon and provide a return based on the performance of the underlying portfolios and the level of leverage. The Company invests in these notes to earn a coupon through maturity, consistent with its investment purpose for other debt securities. The notes are accounted for under U.S. GAAP as available for sale fixed maturity securities with bifurcated embedded derivatives (total return swaps). Changes in the value of the fixed maturity securities are reported in Equity under the heading "Accumulated Other Comprehensive Income" and changes in the market value of the embedded total return swaps are included in current period earnings in "Realized investment gains (losses), net." The Company's maximum exposure to loss from these interests was $7 million at December 31, 2011 and December 31, 2010. The fair value of the embedded derivatives included in Fixed maturities, available for sale was a liability of $3 million at December 31, 2011 and December 31, 2010.

The Company writes credit derivatives under which the Company is obligated to pay the counterparty the referenced amount of the contract and receive in return the defaulted security or similar security. The Company's maximum amount at risk under these credit derivatives, assuming the value of the underlying referenced securities become worthless, is $10 million and $0 million notional of credit default swap ("CDS") selling protection with an associated fair value of approximately less than $1 million, at December 31, 2011 and December 31, 2010, respectively, These credit derivatives generally have maturities of five to ten years and consist of corporate securities within the finance industry. At December 31, 2011, the underlying credits have an NAIC designation rating of 1.

In addition to writing credit protection, the Company has purchased credit protection using credit derivatives in order to hedge specific credit exposures in the Company's investment portfolio. As of December 31, 2011 and December 31, 2010, the Company had $7 million and $9 million of outstanding notional amounts, respectively, reported at fair value as a liability of $0.2 million and an asset of $0.3 million, respectively.

Credit Risk
The Company is exposed to credit-related losses in the event of non-performance by our counterparty to financial derivative transactions. Generally, the credit exposure of the Company's over-the-counter (OTC) derivative transactions is represented by the contracts with a positive fair value (market value) at the reporting date after taking into consideration the existence of netting agreements.

The Company has credit risk exposure to an affiliate, Prudential Global Funding, LLC related to its over-the-counter derivative transactions. Prudential Global Funding, LLC manages credit risk with external counterparties by entering into derivative transactions with highly rated major international financial institutions and other creditworthy counterparties, and by obtaining collateral where appropriate.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

11. DERIVATIVE INSTRUMENTS (continued)


Under fair value measurements, the Company incorporates the market's perceptions of its own and the counterparty's non-performance risk in determining the fair value of the portion of its OTC derivative assets and liabilities that are uncollateralized. Credit spreads are applied to the derivative fair values on a net basis by counterparty. To reflect the Company's own credit spread a proxy based on relevant debt spreads is applied to OTC derivative net liability positions. Similarly, the Company's counterparty's credit spread is applied to OTC derivative net asset positions.

12. COMMITMENTS, CONTINGENT LIABILITIES AND LITIGATION AND REGULATORY MATTERS

Commitments
The Company has made commitments to fund $6 million of commercial loans as of December 31, 2011. The Company also made commitments to purchase or fund investments, mostly private fixed maturities, of $20 million as of December 31, 2011.

Contingent Liabilities
On an ongoing basis, the Company's internal supervisory and control functions review the quality of sales, marketing and other customer interface procedures and practices and may recommend modifications or enhancements. From time to time, this review process results in the discovery of product administration, servicing or other errors, including errors relating to the timing or amount of payments or contract values due to customers. In certain cases, if appropriate, the Company may offer customers remediation and may incur charges, including the costs of such remediation, administrative costs and regulatory fines.

The Company is subject to the laws and regulations of states and other jurisdictions concerning the identification, reporting and escheatment of unclaimed or abandoned funds, and is subject to audit and examination for compliance with these requirements. For additional discussion of these matters, see "Litigation and Regulatory Matters" below.

It is possible that the results of operations or the cash flow of the Company in a particular quarterly or annual period could be materially affected as a result of payments in connection with the matters discussed above or other matters depending, in part, upon the results of operations or cash flow for such period. Management believes, however, that ultimate payments in connection with these matters, after consideration of applicable reserves and rights to indemnification, should not have a material adverse effect on the Company's financial position.

Litigation and Regulatory Matters
The Company is subject to legal and regulatory actions in the ordinary course of its business. Pending legal and regulatory actions include proceedings specific to the Company and proceedings generally applicable to business practices in the industry in which it operates. The Company is subject to class action lawsuits and other litigation involving a variety of issues and allegations involving sales practices, claims payments and procedures, premium charges, policy servicing and breach of fiduciary duty to customers. The Company is also subject to litigation arising out of its general business activities, such as its investments, contracts, leases and labor and employment relationships, including claims of discrimination and harassment, and could be exposed to claims or litigation concerning certain business or process patents. In some of the pending legal and regulatory actions, plaintiffs are seeking large and/or indeterminate amounts, including punitive or exemplary damages. In addition, the Company, along with other participants in the businesses in which it engages, may be subject from time to time to investigations, examinations and inquiries, in some cases industry-wide, concerning issues or matters upon

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

12. COMMITMENTS, CONTINGENT LIABILITIES AND LITIGATION AND REGULATORY MATTERS (continued)

which such regulators have determined to focus. In some of the Company's pending legal and regulatory actions, parties are seeking large and/or indeterminate amounts, including punitive or exemplary damages. The outcome of litigation or a regulatory matter, and the amount or range of potential loss at any particular time, is often inherently uncertain. The following is a summary of certain pending proceedings.

In January 2012, a qui tam action on behalf of the State of Illinois, Total Asset Recovery Services v. Met Life Inc, et al., Prudential Financial, Inc., The Prudential Insurance Company of America, and Prudential Holdings, LLC, filed in the Circuit Court of Cook County, Illinois, was served on the Company. The complaint alleges that the Company failed to escheat life insurance proceeds to the State of Illinois in violation of the Illinois False Claims Whistleblower Reward and Protection Act and seeks injunctive relief, compensatory damages, civil penalties, treble damages, prejudgment interest, attorneys' fees and costs. In March 2012, a qui tam action on behalf of the State of Minnesota, Total Asset Recovery v. MetLife Inc., et al., Prudential Financial Inc., The Prudential Insurance Company of America and Prudential Holdings, Inc., filed in the Fourth Judicial District, Hennepin County, in the State of Minnesota was served on the Company. The complaint alleges that the Company failed to escheat life insurance proceeds to the State of Minnesota in violation of the Minnesota False Claims Act and seeks injunctive relief, compensatory damages, civil penalties, treble damages, prejudgment interest, attorneys' fees and costs.

In January 2012, a Global Resolution Agreement entered into by the Company and a third party auditor became effective upon its acceptance by the unclaimed property departments of 20 states and jurisdictions. Under the terms of the Global Resolution Agreement, the third party auditor acting on behalf of the signatory states will compare expanded matching criteria to the Social Security Master Death File ("SSMDF") to identify deceased insureds and contract holders where a valid claim has not been made. In February 2012, a Regulatory Settlement Agreement entered into by the Company to resolve a multi-state market conduct examination regarding its adherence to state claim settlement practices became effective upon its acceptance by the insurance departments of 20 states and jurisdictions. The Regulatory Settlement Agreement applies prospectively and requires the Company to adopt and implement additional procedures comparing its records to the SSMDF to identify unclaimed death benefits and prescribes procedures for identifying and locating beneficiaries once deaths are identified. Other jurisdictions that are not signatories to the Regulatory Settlement Agreement are considering proposals that would apply prospectively and require life insurance companies to take additional steps to identify unreported deceased policy and contract holders. These prospective changes and any escheatable property identified as a result of the audits and inquiries could result in: (1) additional payments of previously unclaimed death benefits; (2) the payment of abandoned funds to U.S. jurisdictions; and
(3) changes in the Company's practices and procedures for the identification of escheatable funds and beneficiaries, which would impact claim payments and reserves, among other consequences.

The Company is one of several companies subpoenaed by the New York Attorney General regarding its unclaimed property procedures. Additionally, the New York Department of Insurance ("NYDOI") has requested that 172 life insurers (including the Company) provide data to the NYDOI regarding use of the SSMDF. The New York Office of Unclaimed Funds recently notified the Company that it intends to conduct an audit of the Company's compliance with New York's unclaimed property laws. The Minnesota Attorney General has also requested information regarding the Company's use of the SSMDF and its claim handling procedures and the Company is one of several companies subpoenaed by the Minnesota Department of Commerce, Insurance Division. In February 2012, the Massachusetts Office of the Attorney General requested information regarding the Company's unclaimed property procedures.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

12. COMMITMENTS, CONTINGENT LIABILITIES AND LITIGATION AND REGULATORY MATTERS (continued)


In July 2010, the Company, along with other life insurance industry participants, received a formal request for information from the State of New York Attorney General's Office in connection with its investigation into industry practices relating to the use of retained asset accounts. In August 2010, the Company received a similar request for information from the State of Connecticut Attorney General's Office. The Company is cooperating with these investigations. The Company has also been contacted by state insurance regulators and other governmental entities, including the U.S. Department of Veterans Affairs and Congressional committees regarding retained asset accounts. These matters may result in additional investigations, information requests, claims, hearings, litigation, adverse publicity and potential changes to business practices.

The Company's litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcome cannot be predicted. It is possible that the Company's results of operations or cash flow in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of pending litigation and regulatory matters depending, in part, upon the results of operations or cash flow for such period. In light of the unpredictability of the Company's litigation and regulatory matters, it is also possible that in certain cases an ultimate unfavorable resolution of one or more pending litigation or regulatory matters could have a material adverse effect on the Company's financial position. Management believes, however, that, based on information currently known to it, the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, is not likely to have a material adverse effect on the Company's financial position.

13. RELATED PARTY TRANSACTIONS

The Company has extensive transactions and relationships with Prudential Insurance and other affiliates. Although we seek to ensure that these transactions and relationships are fair and reasonable, it is possible that the terms of these transactions are not the same as those that would result from transactions among unrelated parties.

Expense Charges and Allocations
Many of the Company's expenses are allocations or charges from Prudential Insurance or other affiliates. These expenses can be grouped into general and administrative expenses and agency distribution expenses.

The Company's general and administrative expenses are charged to the Company using allocation methodologies based on business production processes. Management believes that the methodology is reasonable and reflects costs incurred by Prudential Insurance to process transactions on behalf of the Company. The Company operates under service and lease agreements whereby services of officers and employees, supplies, use of equipment and office space are provided by Prudential Insurance. The Company reviews its allocation methodology periodically which it may adjust accordingly. General and administrative expenses include allocations of stock compensation expenses related to a stock option program and a deferred compensation program issued by Prudential Financial. The expense charged to the Company for the stock option program was less than $0.1 million for the twelve months ended December 31, of 2011, 2010 and 2009. The expense charged to the Company for the deferred compensation program was less than $0.6 million, $0.5 million and $0.3 million for the twelve months ended December 31, of 2011, 2010 and 2009 respectively.

The Company is charged for its share of employee benefits expenses. These expenses include costs for funded and non-funded contributory and non-contributory defined benefit pension plans. Some of these benefits are based on final group earnings and length of service while others are based on an account balance, which takes

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

13. RELATED PARTY TRANSACTIONS (continued)

into consideration age, service and earnings during career. The Company's share of net expense for the pension plans was $1.5 million and $1.3 million in 2011 and 2010, respectively.

Prudential Insurance sponsors voluntary savings plans for its employees (401(k) plans). The plans provide for salary reduction contributions by employees and matching contributions by the Company of up to 4% of annual salary. The Company's expense for its share of the voluntary savings plan was $0.7 million, $0.7 million and $0.5 million in 2011, 2010 and 2009, respectively.

The Company is charged distribution expenses from Prudential Insurance's agency network for both its domestic life and annuity products through a transfer pricing agreement, which is intended to reflect a market based pricing arrangement.

Corporate Owned Life Insurance
The Company has sold two Corporate Owned Life Insurance, or "COLI", policies to Prudential Insurance and one to Prudential Financial. The cash surrender value included in separate accounts for these COLI contracts was $1.1 billion and at December 31, 2011 and $1.0 billion at December 31, 2010, respectively. Fees related to these COLI policies were $16 million, $25 million and $23 million for the years ending December 31, 2011, 2010 and 2009, respectively.

Reinsurance with Affiliates

Pruco Life
Effective April 1, 2008, the Company entered into an agreement to reinsure certain variable COLI policies with Pruco Life. Reinsurance recoverables related to this agreement were $7 million and $5 million as of December 31, 2011 and December 31, 2010, respectively. Fees ceded to Pruco Life were $8 million, $10 million, and $6 million for the years ended December 31, 2011, 2010, and 2009, respectively. Benefits ceded were $2 million, $1 million and $2 million for the years ended December 31, 2011, 2010 and 2009, respectively. The Company is not relieved of its primary obligation to the policyholder as a result of this agreement.

PARCC
The Company reinsures 90% of the risks under its term life insurance policies, written prior to January 1, 2010, excluding My Term and ROP Term life insurance, through an automatic coinsurance agreement with PARCC. The Company is not relieved of its primary obligation to the policyholder as a result of this agreement. Reinsurance recoverables related to this agreement were $403 million and $360 million as of December 31, 2011 and December 31, 2010, respectively. Premiums ceded to PARCC in 2011, 2010 and 2009 were $125 million, $134 million and $140 million, respectively. Benefits ceded in 2011, 2010 and 2009 were $52 million, $53 million and $53 million, respectively. Reinsurance expense allowances, net of capitalization and amortization were $26 million, $29 million and $31 million for the years ended December 31, 2011, 2010 and 2009, respectively.

PAR TERM
The Company reinsures 95% of the risks under its term life insurance policies issued on or after January 1, 2010, excluding My Term, through an automatic coinsurance agreement with PAR TERM. The Company is not relieved of its primary obligation to the policyholder as a result of this agreement. Reinsurance recoverables related to this agreement were $28 million and $10 million as of December 31, 2011 and December 31, 2010, respectively. Premiums ceded to PAR TERM in 2011 and 2010 were $24 million and $11 million, respectively. Benefits ceded to PAR TERM in 2011 and 2010 were $4 million and less than $1 million, respectively. Reinsurance expense allowances, net of capitalization and amortization were $4 million and $2 million for the years ended December 31, 2011 and 2010, respectively.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

13. RELATED PARTY TRANSACTIONS (continued)


Prudential Insurance
The Company has a yearly renewable term reinsurance agreement with Prudential Insurance and reinsures the majority of all mortality risks not otherwise reinsured. The reinsurance recoverables related to this agreement were $30 million and $31 million as of December 31, 2011 and December 31, 2010, respectively. Premiums and fees ceded to Prudential Insurance in 2011, 2010 and 2009 were $41 million, $58 million and $33 million respectively. Benefits ceded to Prudential in 2011, 2010 and 2009 were $42 million, $40 million and $29 million, respectively. The Company is not relieved of its primary obligation to the policyholder as a result of this agreement.

Pruco Reinsurance
The Company uses reinsurance as part of its risk management and capital management strategies for certain of its optional living benefit features.

The following table provides information relating to fees ceded to Pruco Reinsurance ("Pruco Re") under these agreements which are included in "Realized investment (losses) gains, net" on the Statement of Operations and Comprehensive Income for the dates indicated.

                                                                          Year Ended
                                                            --------------------------------------
                                                            December 31, December 31, December 31,
                                                                2011         2010         2009
                                                            ------------ ------------ ------------
                                                                        (in thousands)
Pruco Reinsurance
  Effective October 1, 2011
    Highest Daily Lifetime Income ("HDI")                       9,369            -            -
    Spousal Highest Daily Lifetime Income ("SHDI")              2,973            -            -
    Highest Daily Lifetime 6 Plus ("HD6 Plus")                 40,887            -            -
    Spousal Highest Daily Lifetime 6 Plus ("SHD6 Plus")        14,490            -            -
  Effective Since 2006
    Spousal Lifetime Five ("SLT5")                            $   173       $  167       $  149
  Effective Since 2005
    Lifetime Five ("LT5")                                       1,244        1,195        1,080
                                                              -------       ------       ------
Total Pruco Reinsurance                                       $69,136       $1,362       $1,229
                                                              -------       ------       ------

Effective October 1, 2011 the Company ceded the HDI, SHDI, HD6+ and SHD6+ benefits to Pruco Re, as noted in the table above. The Company paid an initial premium of $62.3 million and established a reinsurance recoverable of $30.7 million resulting in an initial ceding loss of $31.6 million, recognized in "realized gains (losses)" in 2011.

The Company's reinsurance recoverables related to the above product reinsurance agreements were $54 million and $11 million as of December 31, 2011, and December 31, 2010, respectively. Realized gains (losses) were ($27) million, ($0.4) million and ($44) million for the years ended December 31, 2011, 2010 and 2009, respectively. Change in realized gains (losses) for 2011 includes the loss of reinsurance ceded in 2011 as noted above as well as changes in market conditions. Changes in realized gains (losses) for the 2010 and 2009 periods were primarily due to changes in market conditions in the period. The underlying assets as of December 31, 2011, and December 31, 2010 are reflected in "Reinsurance recoverables" in the Company's Statement of Financial Position.

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

13. RELATED PARTY TRANSACTIONS (continued)


Deferred Policy Acquisition Costs Ceded to Term Reinsurance Affiliates
In 2009 when implementing a revision to the reinsurance treaties with PARCC and PAR TERM modifications were made affecting premiums. The related impact on the deferral of ceded reinsurance expense allowances did not reflect this change resulting in the understatement of deferred reinsurance expense allowances. During second quarter 2011, the Company recorded the correction, charging $1 million to net DAC amortization which represented the cumulative impact of this change. These adjustments are not material to any previously reported quarterly or annual financial statements.

Affiliated Asset Administration Fee Income
Effective April 15, 2009, the Company amended an existing agreement to add AST Investment Services, Inc., formerly known as American Skandia Investment Services, Inc, as a party whereas the Company receives fee income calculated on contractholder separate account balances invested in the Advanced Series Trust, formerly known as American Skandia Trust. Income received from AST Investment Services, Inc. related to this agreement was $12.3 million, $3.7 million, and $1.1 million for the years ended December 31, 2011, 2010, and 2009 respectively. These revenues are recorded as "Asset administration fees" in the Statements of Operations and Comprehensive Income (Loss).

The Company participates in a revenue sharing agreement with Prudential Investments LLC, whereby the Company receives fee income from policyholders' account balances invested in The Prudential Series Fund ("PSF"). Income received from Prudential Investments LLC, related to this agreement was $6.0 million, $5.7 million, and $5.0 million for the years ended December 31, 2011, 2010, and 2009 respectively. These revenues are recorded as "Asset administration fees" in the Statements of Operations and Comprehensive Income
(Loss).

Affiliated Asset Transfers
The Company buys and sells assets to and from affiliated companies.

In December 2010, the Company amended certain of its affiliated reinsurance treaties to change the settlement mode from monthly to annual. As a result of these treaty amendments, we were required to pay Prudential Insurance the premium difference that resulted. Settlement of the premium difference was made by transfer of securities that had an amortized cost of $19 million and a fair market value of $20 million. The difference between amortized cost and fair market value was accounted for as an increase of $1 million to additional paid-in capital, net of taxes in 2010.

In December 2011, the Company purchased commercial loan securities from its parent company, Pruco Life. These securities had an amortized cost of $10 million and a fair market value of $11 million. The difference between amortized cost and fair market value of these transfers was accounted for as a decrease of $1 million to additional paid-in capital, net of taxes in 2011.

In December 2011, the Company sold fixed maturity securities to its parent company, Pruco Life. These securities had an amortized cost of $13 million and a fair market value of $14 million. The difference between amortized cost and fair market of these transfers was accounted for as an increase of $1 million to additional paid-in capital, net of taxes in 2011.

Debt Agreements
The Company and its parent, Pruco Life, have an agreement with an affiliate, Prudential Funding, LLC, which allows it to borrow funds for working capital and liquidity needs. The borrowings under this agreement are

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements
--------------------------------------------------------------------------------

13. RELATED PARTY TRANSACTIONS (continued)

limited to $200 million. The Company had $15 million in Pru Funding short term debt and $11 million in PFI short term debt as of December 31, 2011, and no short-term debt outstanding as of December 31, 2010.

On December 16, 2011 the Company entered into a series of four $11 million borrowings with Prudential Financial, totaling $44 million. The loans have fixed interest rates ranging from 2.65% to 3.61% and maturity dates staggered one year apart, from December 16, 2013 to December 16, 2016. The total related interest expense was $0.06 million for the year ended December 31, 2011.

Contributed Capital
In June 2011, the Company received a capital contribution from Pruco Life in the amount of $21 million to fund acquisition costs for sales of variable annuities.

In December 2011, the Company received a capital contribution from Pruco Life in the amount of $17 million to fund acquisition costs for sales of variable annuities.

Derivative Trades
In the ordinary course of business, the Company enters into over-the-counter ("OTC") derivative contracts with an affiliate, Prudential Global Funding, LLC. For these OTC derivative contracts, Prudential Global Funding, LLC has a substantially equal and offsetting position with external counterparties.

14. QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

The unaudited quarterly results of operations for the years ended December 31, 2011 and 2010 are summarized in the table below:

                                                               Three Months Ended
                                                   ------------------------------------------
                                                   March 31  June 30  September 30 December 31
                                                   -------- --------  ------------ -----------
                                                                 (in thousands)
2011
Total revenues                                     $80,087  $ 60,305   $ (51,055)    $31,823
Total benefits and expenses                         39,265    46,653     111,568      32,069
Income (loss) from operations before income taxes   40,822    13,652    (162,623)       (246)
Net income (loss)                                  $28,566  $ 10,231   $(101,424)    $ 2,840
                                                   =======  ========   =========     =======
2010
Total revenues                                     $53,557  $ 39,034   $  51,823     $73,988
Total benefits and expenses                         30,872    55,748       5,524      (4,558)
Income (loss) from operations before income taxes   22,685   (16,714)     46,299      78,546
Net income (loss)                                  $16,907  $(11,703)  $  34,649     $51,155
                                                   =======  ========   =========     =======

            Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholder of Pruco Life Insurance Company of New Jersey:

In our opinion, the accompanying statements of financial position and the related statements of operations and comprehensive income, of equity and of cash flows present fairly, in all material respects, the financial position of Pruco Life Insurance Company of New Jersey (an indirect, wholly owned subsidiary of The Prudential Insurance Company of America) at December 31, 2011 and December 31, 2010, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2011 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2 of the financial statements, the Company changed its method of determining and recording other-than-temporary impairment for debt securities on January 1, 2009, the manner in which it accounts for the costs associated with acquiring or renewing insurance contracts and the presentation of comprehensive income.

/s/ PRICEWATERHOUSECOOPERS LLP

New York, New York
March 9, 2012, except for the effects of the adoption of the new accounting guidance for the costs to acquire or renew insurance contracts, and the adoption of the accounting standard related to the presentation of comprehensive income discussed in Note 2, as to which the date is November 28, 2012.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
              Unaudited Interim Consolidated Financial Statements

                   September 30, 2012 and December 31, 2011

                               TABLE OF CONTENTS

                                                                                                                          Page
                                                                                                                         Number
                                                                                                                         ------

PART I - FINANCIAL INFORMATION

Item 1.. Financial Statements:..........................................................................................   4

         Unaudited Interim Statements of Financial Position As of September 30, 2012 and December 31, 2011..............   4

         Unaudited Interim Statements of Operations and Comprehensive Income (Loss) For the three and nine months ended
           September 30, 2012 and 2011..................................................................................   5

         Unaudited Interim Statements of Equity For the nine months ended September 30, 2012 and 2011...................   6

         Unaudited Interim Statements of Cash Flows For the nine months ended September 30, 2012 and 2011...............   7

         Notes to Unaudited Interim Financial Statements................................................................   9

                        PART I - FINANCIAL INFORMATION

ITEM 1. Financial Statements

                  Pruco Life Insurance Company of New Jersey

              Unaudited Interim Statements of Financial Position
  As of September 30, 2012 and December 31, 2011 (in thousands, except share amounts)
--------------------------------------------------------------------------------

                                                                                                       September 30, December 31,
                                                                                                           2012          2011
                                                                                                       ------------- ------------
ASSETS
Fixed maturities available for sale, at fair value (amortized cost: 2012-$1,000,498; 2011-$1,132,908).  $ 1,095,344   $1,219,904
Equity securities available for sale, at fair value (cost: 2012-$1,362; 2011-$1,521)..................        1,383        1,420
Trading account assets, at fair value.................................................................        1,391        1,569
Policy loans..........................................................................................      171,661      177,162
Short-term investments................................................................................        3,005        1,069
Commercial mortgage and other loans...................................................................      227,924      230,202
Other long-term investments...........................................................................       37,184       29,073
                                                                                                        -----------   ----------
   Total investments..................................................................................    1,537,892    1,660,399
Cash and cash equivalents.............................................................................       32,293       26,723
Deferred policy acquisition costs.....................................................................      291,972      262,895
Accrued investment income.............................................................................       14,856       17,275
Reinsurance recoverables..............................................................................      834,470      522,762
Receivables from parents and affiliates...............................................................       29,170       23,148
Deferred sales inducements............................................................................       66,872       48,102
Other assets..........................................................................................        9,067        8,830
Separate account assets...............................................................................    8,041,072    6,258,008
                                                                                                        -----------   ----------
       TOTAL ASSETS...................................................................................  $10,857,664   $8,828,142
                                                                                                        ===========   ==========

LIABILITIES AND EQUITY
LIABILITIES
Policyholders' account balances.......................................................................  $ 1,174,269   $1,133,080
Future policy benefits and other policyholder liabilities.............................................      820,256      691,967
Cash collateral for loaned securities.................................................................        4,156       17,012
Securities sold under agreements to repurchase........................................................            0        3,216
Income taxes..........................................................................................        7,184       23,178
Short-term debt to affiliates.........................................................................       27,010       26,000
Long-term debt to affiliates..........................................................................       44,000       44,000
Payables to parent and affiliates.....................................................................        6,885        2,267
Other liabilities.....................................................................................      102,846       67,081
Separate account liabilities..........................................................................    8,041,072    6,258,008
                                                                                                        -----------   ----------
       TOTAL LIABILITIES..............................................................................   10,227,678    8,265,809
                                                                                                        -----------   ----------

COMMITMENTS AND CONTINGENT LIABILITIES (See Note 6)

EQUITY
Common stock, ($5 par value; 400,000 shares, authorized, issued and outstanding)......................        2,000        2,000
Additional paid-in capital............................................................................      211,049      207,928
Retained earnings.....................................................................................      371,515      305,281
Accumulated other comprehensive income................................................................       45,422       47,124
                                                                                                        -----------   ----------
       TOTAL EQUITY...................................................................................      629,986      562,333
                                                                                                        -----------   ----------
       TOTAL LIABILITIES AND EQUITY...................................................................  $10,857,664   $8,828,142
                                                                                                        ===========   ==========

              See Notes to Unaudited Interim Financial Statements

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

  Unaudited Interim Statements of Operations and Comprehensive Income (Loss)
    Three and Nine Months Ended September 30, 2012 and 2011 (in thousands)

                                                                                Three Months Ended   Nine Months Ended
                                                                                  September 30,        September 30,
                                                                                 2012       2011      2012       2011
                                                                               --------  ---------  --------  ---------
REVENUES
Premiums...................................................................... $  3,330  $   3,674  $ 10,081  $  10,610
Policy charges and fee income.................................................   34,112     23,385   106,077     84,387
Net investment income.........................................................   22,623     19,189    62,144     57,235
Asset administration fees.....................................................    7,754      5,663    21,250     15,750
Other income..................................................................    1,970        901     3,562      2,517
Realized investment gains (losses), net:
 Other-than-temporary impairments on fixed maturity securities................   (3,236)    (2,501)   (3,852)    (5,145)
 Other-than-temporary impairments on fixed maturity securities transferred to.
 Other comprehensive income...................................................    2,276      2,337     2,382      4,933
 Other realized investment gains, net.........................................      797   (103,703)    7,045    (80,951)
                                                                               --------  ---------  --------  ---------
        Total realized investment gains, net..................................     (163)  (103,867)    5,575    (81,163)
                                                                               --------  ---------  --------  ---------
 TOTAL REVENUES...............................................................   69,626    (51,055)  208,689     89,336
                                                                               --------  ---------  --------  ---------

BENEFITS AND EXPENSES
Policyholders' benefits.......................................................    8,201      3,190    30,449     22,520
Interest credited to policyholders' account balances..........................    2,649     31,484    26,332     52,604
Amortization of deferred policy acquisition costs.............................  (12,309)    63,727    12,624     84,930
General, administrative and other expenses....................................   16,601     13,167    48,128     37,432
                                                                               --------  ---------  --------  ---------
 TOTAL BENEFITS AND EXPENSES..................................................   15,142    111,568   117,533    197,486
                                                                               --------  ---------  --------  ---------

INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES.............................   54,484   (162,623)   91,156   (108,150)
                                                                               --------  ---------  --------  ---------

 Income tax expense (benefit).................................................   14,191    (61,199)   24,922    (45,522)
                                                                               --------  ---------  --------  ---------

NET INCOME (LOSS)............................................................. $ 40,293  $(101,424) $ 66,234  $ (62,628)
                                                                               --------  ---------  --------  ---------

Other comprehensive income (loss), before tax:
   Foreign currency translation adjustments...................................       30        (99)       (8)         8
     Unrealized investment gains (losses) for the period......................  (10,373)    14,966    (4,754)    18,203
     Reclassification adjustment for (gains) losses included in net income....    1,307        633     2,143      6,529
                                                                               --------  ---------  --------  ---------
   Net unrealized investment gains (losses)...................................   (9,066)    15,599    (2,611)    24,732
                                                                               --------  ---------  --------  ---------
Other comprehensive income (loss), before tax:................................   (9,036)    15,500    (2,619)    24,740
   Less: Income tax expense (benefit) related to:.............................
     Foreign currency translation adjustments.................................       10        (35)       (3)         3
     Net unrealized investment gains (losses).................................   (3,173)     5,461      (914)     8,657
                                                                               --------  ---------  --------  ---------
       Total..................................................................   (3,163)     5,426      (917)     8,660
Other comprehensive income (loss), net of tax:................................   (5,873)    10,074    (1,702)    16,080
                                                                               --------  ---------  --------  ---------
COMPREHENSIVE INCOME (LOSS)................................................... $ 34,420  $ (91,350) $ 64,532  $ (46,548)
                                                                               ========  =========  ========  =========

              See Notes to Unaudited Interim Financial Statements

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                    Unaudited Interim Statements of Equity
         Nine Months Ended September 30, 2012 and 2011 (in thousands)
--------------------------------------------------------------------------------

                                                                                         Accumulated
                                                                                            Other
                                                       Common   Additional    Retained  Comprehensive
                                                       Stock  Paid-in Capital Earnings  Income (Loss) Total Equity
                                                       ------ --------------- --------  ------------- ------------
Balance, December 31, 2011............................ $2,000    $207,928     $305,281     $47,124      $562,333
Contributed capital- parent/child asset transfers.....     --       3,121           --          --         3,121
Comprehensive income:
   Net income.........................................     --          --       66,234          --        66,234
   Other comprehensive income (loss), net of tax......     --          --           --      (1,702)       (1,702)
                                                                                                        --------
Total comprehensive income............................                                                    64,532
                                                       ------    --------     --------     -------      --------

Balance, September 30, 2012........................... $2,000    $211,049     $371,515     $45,422      $629,986
                                                       ======    ========     ========     =======      ========

                                                                                         Accumulated
                                                                                            Other
                                                       Common   Additional    Retained  Comprehensive
                                                       Stock  Paid-in Capital Earnings  Income (Loss) Total Equity
-                                                      ------ --------------- --------  ------------- ------------
Balance, December 31, 2010............................ $2,000    $169,742     $430,663     $25,284      $627,689
Cumulative effect of adoption of accounting principle.     --          --      (65,595)      3,846       (61,749)
Contributed Capital...................................     --      21,000           --          --        21,000
Comprehensive income:
   Net income.........................................     --          --      (62,628)         --       (62,628)
   Other comprehensive income (loss), net of tax......     --          --           --      16,080        16,080
                                                                                                        --------
Total comprehensive income............................                                                   (46,548)
                                                       ------    --------     --------     -------      --------

Balance, September 30, 2011........................... $2,000    $190,742     $302,440     $45,210      $540,392
                                                       ======    ========     ========     =======      ========

              See Notes to Unaudited Interim Financial Statements

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                  Unaudited Interim Statements of Cash Flows
         Nine Months Ended September 30, 2012 and 2011 (in thousands)

                                                                                                            Nine Months Ended
                                                                                                              September 30,
                                                                                                          --------------------
                                                                                                             2012       2011
                                                                                                          ---------  ---------
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES:
Net income............................................................................................... $  66,234  $ (62,628)
Adjustments to reconcile net income to net cash provided by operating activities:
   Policy charges and fee income.........................................................................   (14,918)   (19,410)
   Interest credited to policyholders' account balances..................................................    26,332     52,604
   Realized investment (gains) losses, net...............................................................    (5,575)    81,163
   Amortization and other non-cash items.................................................................    (6,999)    (1,642)
   Change in:............................................................................................
       Future policy benefits and other insurance liabilities............................................   100,060     71,597
       Reinsurance recoverables..........................................................................   (73,427)   (49,300)
       Accrued investment income.........................................................................       679        (73)
       Receivables from parent and affiliates............................................................    (6,720)      (408)
       Payables to parent and affiliates.................................................................     4,617     (3,906)
       Deferred policy acquisition costs.................................................................   (61,487)    14,642
       Income taxes payable..............................................................................    29,787    (77,073)
       Deferred sales inducements........................................................................   (18,340)   (17,934)
       Other, net........................................................................................    15,848    (14,445)
                                                                                                          ---------  ---------
Cash flows from (used in) operating activities........................................................... $  56,091  $ (26,813)
                                                                                                          ---------  ---------

CASH FLOWS FROM (USED IN) INVESTING ACTIVITIES:
Proceeds from the sale/maturity/prepayment of:
   Fixed maturities, available for sale.................................................................. $ 117,449  $ 119,484
   Short-term investments................................................................................     6,441      5,248
   Policy loans..........................................................................................    14,710     15,783
   Ceded Policy Loans....................................................................................      (142)        --
   Commercial mortgage and other loans...................................................................    13,678     17,393
   Other long-term investments...........................................................................     2,437         --
   Equity securities, available for sale.................................................................     2,660        473
Payments for the purchase/origination of:
   Fixed maturities, available for sale..................................................................  (133,093)  (209,977)
   Short-term investments................................................................................    (8,377)        --
   Policy loans..........................................................................................   (16,763)   (10,701)
   Ceded Policy Loans....................................................................................     6,524         --
   Commercial mortgage and other loans...................................................................   (47,074)   (46,433)
   Other long-term investments...........................................................................    (7,164)    (4,747)
   Equity securities, available for sale.................................................................    (2,508)    (1,296)
   Notes receivable from parent and affiliates, net......................................................     1,370      1,244
   Other.................................................................................................       (54)        --
                                                                                                          ---------  ---------
Cash flows from (used in) investing activities........................................................... $ (49,906) $(113,529)
                                                                                                          ---------  ---------

CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES:
   Policyholders' account deposits....................................................................... $ 148,220  $ 119,570
   Ceded Policyholders' account deposits.................................................................   (39,838)        --
   Policyholders' account withdrawals....................................................................   (93,262)   (49,762)
   Ceded Policyholders' account withdrawals..............................................................       600         --
   Net change in securities sold under agreement to repurchase and cash collateral for loaned securities.   (16,072)    30,552
   Contributed capital...................................................................................        --     21,000
   Net change in financing arrangements (maturities 90 days or less).....................................     1,010         --
   Drafts outstanding....................................................................................    (1,273)    76,635
   Net change in long-term borrowing.....................................................................        --         --
                                                                                                          ---------  ---------
Cash flows from (used in) financing activities........................................................... $    (615) $ 197,995
                                                                                                          ---------  ---------
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS.....................................................     5,570     57,653
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR.............................................................    26,723     87,961
                                                                                                          ---------  ---------
CASH AND CASH EQUIVALENTS, END OF PERIOD................................................................. $  32,293  $ 145,614
                                                                                                          =========  =========

              See Notes to Unaudited Interim Financial Statements

Cash Flows from Investing Activities in the September 30, 2012 Unaudited Interim Statement of Cash Flows excludes $202 million of decreases in fixed maturities, available for sale and commercial mortgages related to the coinsurance transaction between the Company and PAR U, an affiliate (See Note
8). The assets transferred included $156 million of consideration for the initial premium due under the coinsurance agreement with this affiliate and $46 million to Prudential Financial, the Company's ultimate parent company, to settle tax expenses arising from this coinsurance transaction.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                Notes to Unaudited Interim Financial Statements
--------------------------------------------------------------------------------

1. BUSINESS AND BASIS OF PRESENTATION

Pruco Life Insurance Company of New Jersey, or the ("Company"), is a wholly owned subsidiary of the Pruco Life Insurance Company, or ("Pruco Life"), which in turn is a wholly owned subsidiary of The Prudential Insurance Company of America, ("Prudential Insurance"). Prudential Insurance is an indirect wholly owned subsidiary of Prudential Financial, Inc., or ("Prudential Financial"). The Company is licensed to sell life insurance and annuities, primarily through third party distributors only in New Jersey and New York.

Basis of Presentation

The Unaudited Interim Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States, or "U.S. GAAP," on a basis consistent with reporting interim financial information in accordance with instructions to Form 10-Q and Article 10 of Regulation S-X of the Securities and Exchange Commission ("SEC"). In the opinion of management, all adjustments necessary for a fair statement of the consolidated results of operations and financial condition of the Company have been made. All such adjustments are of a normal recurring nature. Interim results are not necessarily indicative of results that may be expected for the full year.

The Company has extensive transactions and relationships with Prudential Insurance and other affiliates, (as more fully described in Note 8). Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among unrelated parties. These financial statements should be read in conjunction with the Audited Financial Statements included in the Company's Annual Report on Form 10-K for the year ended December 31, 2011.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining deferred policy acquisition costs and related amortization; amortization of deferred sales inducements; future policy benefits including guarantees; valuation of investments including derivatives and the recognition of other-than-temporary impairments; provision for income taxes and valuation of deferred tax assets; and reserves for contingent liabilities, including reserves for losses in connection with unresolved legal matters.

Reclassifications

Certain amounts in prior periods have been reclassified to conform to the current period presentation.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
         Notes to Unaudited Interim Financial Statements - (Continued)
--------------------------------------------------------------------------------


2. SIGNIFICANT ACCOUNTING POLICIES AND PRONOUNCEMENTS

Investments and Investment Related Liabilities

The Company's investments in debt and equity securities include fixed maturities; equity securities; and short-term investments. The accounting policies related to these, as well as commercial mortgage and other loans, are as follows:

Fixed maturities are comprised of bonds, notes and redeemable preferred stock. Fixed maturities classified as "available-for-sale" are carried at fair value. See Note 4 for additional information regarding the determination of fair value. The amortized cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity. Interest income, as well as the related amortization of premium and accretion of discount, is included in "Net investment income" under the effective yield method. For mortgage-backed and asset-backed securities, the effective yield is based on estimated cash flows, including interest rate and prepayment assumptions based on data from widely accepted third-party data sources or internal estimates. In addition to interest rate and prepayment assumptions, cash flow estimates also vary based on other assumptions regarding the underlying collateral, including default rates and changes in value. These assumptions can significantly impact income recognition and the amount of other-than-temporary impairments recognized in earnings and other comprehensive income. For high credit quality mortgage-backed and asset-backed securities (those rated AA or above), cash flows are provided quarterly, and the amortized cost and effective yield of the security are adjusted as necessary to reflect historical prepayment experience and changes in estimated future prepayments. The adjustments to amortized cost are recorded as a charge or credit to net investment income in accordance with the retrospective method. For asset-backed and mortgage-backed securities rated below AA, or those for which an other than temporary impairment has been recorded, the effective yield is adjusted prospectively for any changes in estimated cash flows. See the discussion below on realized investment gains and losses for a description of the accounting for impairments. Unrealized gains and losses on fixed maturities classified as "available-for-sale," net of tax, and the effect on deferred policy acquisition costs, deferred sales inducements and future policy benefits that would result from the realization of unrealized gains and losses, are included in "Accumulated other comprehensive income
(loss)."

Equity securities, available-for-sale are comprised of common stock and non-redeemable preferred stock and are carried at fair value. The associated unrealized gains and losses, net of tax, and the effect on deferred policy acquisition costs, deferred sales inducements and future policy benefits that would result from the realization of unrealized gains and losses, are included in "Accumulated other comprehensive income (loss)." The cost of equity securities is written down to fair value when a decline in value is considered to be other-than-temporary. See the discussion below on realized investment gains and losses for a description of the accounting for impairments. Dividends from these investments are recognized in "Net investment income" when earned.

Trading account assets at fair value are comprised of perpetual preferred stock. Realized and unrealized gains and losses for these investments are reported in "Other income." Dividend income from these investments is reported in "Net investment income."

Commercial mortgage and other loans consist of commercial mortgage loans and agricultural loans. Commercial mortgage loans are broken down by class which is based on property type (industrial properties, retail, office, multi-family/apartment, hospitality, and other). Commercial mortgage and other loans originated and held for investment are generally carried at unpaid principal balance, net of unamortized deferred loan origination fees and expenses and net of an allowance for losses. Commercial mortgage and other loans acquired, including those related to the acquisition of a business, are recorded at fair value when purchased, reflecting any premiums or discounts to unpaid principal balances.

Interest income, as well as prepayment fees and the amortization of the related premiums or discounts, related to commercial mortgage and other loans, are included in "Net investment income."

Impaired loans include those loans for which it is probable that amounts due will not be collected according to the contractual terms of the loan agreement. The Company defines "past due" as principal or interest not collected at least 30 days past the scheduled contractual due date. Interest received on loans that are past due, including impaired and non-impaired loans as well as loans that were previously modified in a troubled debt restructuring, is either applied against the principal or reported as net investment income based on the Company's assessment as to the collectability of the principal. See Note 3 for additional information about the Company's past due loans.

The Company discontinues accruing interest on loans after the loans become 90 days delinquent as to principal or interest payments, or earlier when the Company has doubts about collectability. When the Company discontinues accruing interest on a loan, any accrued but uncollectible interest on the loan and other loans backed by the same collateral, if any, is charged to interest income in the same period. Generally, a loan is restored to accrual status only after all delinquent interest and principal are brought current and, in the case of loans where the payment of interest has been interrupted for a substantial period, or the loan has been modified, a regular payment performance has been established.

The Company reviews the performance and credit quality of the commercial mortgage loan and agricultural loan portfolios on an on-going basis. Loans are placed on watch list status based on a predefined set of criteria and are assigned one of three categories. Loans are placed on "early warning" status in cases where, based on the Company's analysis of the loan's collateral, the financial situation of the borrower or tenants or other market factors, it is believed a loss of principal or interest could occur. Loans are classified as "closely monitored" when it is determined that there is a collateral deficiency or other credit events that may lead to a potential loss of principal or interest. Loans "not in good standing" are those loans where the Company has concluded that there is a high probability of loss of principal, such as when the loan is delinquent or in the process of foreclosure. As described below, in determining the allowance for losses, the Company evaluates each loan on the watch list to determine if it is probable that amounts due will not be collected according to the contractual terms of the loan agreement.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
         Notes to Unaudited Interim Financial Statements - (Continued)
--------------------------------------------------------------------------------


Loan-to-value and debt service coverage ratios are measures commonly used to assess the quality of commercial mortgage loans. The loan-to-value ratio compares the amount of the loan to the fair value of the underlying property collateralizing the loan, and is commonly expressed as a percentage. Loan-to-value ratios greater than 100% indicate that the loan amount exceeds the collateral value. A smaller loan-to-value ratio indicates a greater excess of collateral value over the loan amount. The debt service coverage ratio compares a property's net operating income to its debt service payments. Debt service coverage ratios less than 1.0 times indicate that property operations do not generate enough income to cover the loan's current debt payments. A larger debt service coverage ratio indicates a greater excess of net operating income over the debt service payments. The values utilized in calculating these ratios are developed as part of the Company's periodic review of the commercial mortgage loan and agricultural loan portfolio, which includes an internal appraisal of the underlying collateral value. The Company's periodic review also includes a quality re-rating process, whereby the internal quality rating originally assigned at underwriting is updated based on current loan, property and market information using a proprietary quality rating system. The loan-to-value ratio is the most significant of several inputs used to establish the internal credit rating of a loan which in turn drives the allowance for losses. Other key factors considered in determining the internal credit rating include debt service coverage ratios, amortization, loan term, estimated market value growth rate and volatility for the property type and region. See Note 3 for additional information related to the loan-to-value ratios and debt service coverage ratios related to the Company's commercial mortgage and agricultural loan portfolios.

The allowance for loan losses includes a loan specific reserve for each impaired loan that has a specifically identified loss and a portfolio reserve for probable incurred but not specifically identified losses. For impaired commercial mortgage loans and agricultural loans, the allowances for losses are determined based on the present value of expected future cash flows discounted at the loan's effective interest rate, or based upon the fair value of the collateral if the loan is collateral dependent. The portfolio reserves for probable incurred but not specifically identified losses in the commercial mortgage and agricultural loan portfolio segments considers the current credit composition of the portfolio based on an internal quality rating, (as described above). The portfolio reserves are determined using past loan experience, including historical credit migration, loss probability and loss severity factors by property type. These factors are reviewed each quarter and updated as appropriate.

The allowance for losses on commercial mortgage loans and agricultural loans can increase or decrease from period to period based on the factors noted above. "Realized investment gains (losses), net" includes changes in the allowance for losses. "Realized investment gains (losses), net" also includes gains and losses on sales, certain restructurings, and foreclosures.

When a commercial mortgage or other loan is deemed to be uncollectible, any specific valuation allowance associated with the loan is reversed and a direct write down to the carrying amount of the loan is made. The carrying amount of the loan is not adjusted for subsequent recoveries in value.

Policy loans are carried at unpaid principal balances. Interest income on policy loans is recognized in "Net investment income" at the contract interest rate when earned.

Securities repurchase and resale agreements and securities loaned transactions are used to earn spread income, to borrow funds, or to facilitate trading activity. Securities repurchase and resale agreements are generally short term in nature, and therefore, the carrying amounts of these instruments approximate fair value. As part of securities repurchase agreements or securities loan transactions the Company transfers U.S. government and government agency securities and receives cash as collateral. As part of securities resale agreements, the Company transfers cash as collateral and receives U.S. government securities. For securities repurchase agreements and securities loaned transactions used to earn spread income, the cash received is typically invested in cash equivalents, short term investments or fixed maturities.

Securities repurchase and resale agreements that satisfy certain criteria are treated as collateralized financing arrangements. These agreements are carried at the amounts at which the securities will be subsequently resold or reacquired, as specified in the respective agreements. For securities purchased under agreements to resell, the Company's policy is to take possession or control of the securities and to value the securities daily. Securities to be resold are the same, or substantially the same, as the securities received. For securities sold under agreements to repurchase, the market value of the securities to be repurchased is monitored, and additional collateral is obtained where appropriate, to protect against credit exposure. Securities to be repurchased are the same, or substantially the same as those sold. Income and expenses related to these transactions executed within the insurance subsidiary used to earn spread income are reported as "Net investment income," however, for transactions used to borrow funds, the associated borrowing cost is reported as interest expense (included in "General, administrative and other expenses").

Securities loaned transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with large brokerage firms. Income and expenses associated with securities loaned transactions used to earn spread income are generally reported as "Net investment income;" however, for securities loaned transactions used for funding purposes the associated rebate is reported as interest expense (included in "General, administrative and other expenses").

Other long-term investments consist of derivatives, the Company's investments in joint ventures and limited partnerships in which the Company does not exercise control, as well as investments in the Company's own separate accounts, which are carried at fair value, and investment real estate. Joint venture and partnership interests are generally accounted for using the equity method of accounting, except in instances in which the Company's interest is so minor that it exercises virtually no influence over operating and financial policies. In such instances, the Company applies the cost method of accounting. The Company's share of net income from investments in joint ventures and partnerships is generally included in "Net investment income."

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
         Notes to Unaudited Interim Financial Statements - (Continued)
--------------------------------------------------------------------------------


"Short-term investments" primarily consist of highly liquid debt instruments with a maturity of greater than three months and less than twelve months when purchased. These investments are generally carried at fair value and include certain money market investments and other highly liquid debt instruments.

Realized investment gains (losses) are computed using the specific identification method. Realized investment gains and losses are generated from numerous sources, including the sale of fixed maturity securities, equity securities, investments in joint ventures and limited partnerships and other types of investments, as well as adjustments to the cost basis of investments for net other-than-temporary impairments recognized in earnings. Realized investment gains and losses are also generated from prepayment premiums received on private fixed maturity securities, allowance for losses on commercial mortgage and other loans and fair value changes on embedded derivatives and free-standing derivatives that do not qualify for hedge accounting treatment.

The Company's available-for-sale securities with unrealized losses are reviewed quarterly to identify other-than-temporary impairments in value. In evaluating whether a decline in value is other-than-temporary, the Company considers several factors including, but not limited to the following: (1) the extent and the duration of the decline; (2) the reasons for the decline in value (credit event, currency or interest-rate related, including general credit spread widening); and (3) the financial condition of and near-term prospects of the issuer. With regard to available-for-sale equity securities, the Company also considers the ability and intent to hold the investment for a period of time to allow for a recovery of value. When it is determined that a decline in value of an equity security is other-than-temporary, the carrying value of the equity security is reduced to its fair value, with a corresponding charge to earnings.

Under the authoritative guidance for the recognition and presentation of other-than-temporary impairments for debt securities, an other-than-temporary impairment must be recognized in earnings for a debt security in an unrealized loss position when an entity either (a) has the intent to sell the debt security or (b) more likely than not will be required to sell the debt security before its anticipated recovery. For all debt securities in unrealized loss positions that do not meet either of these two criteria, the guidance requires that the Company analyze its ability to recover the amortized cost by comparing the net present value of projected future cash flows with the amortized cost of the security. The net present value is calculated by discounting the Company's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. The Company may use the estimated fair value of collateral as a proxy for the net present value if it believes that the security is dependent on the liquidation of collateral for recovery of its investment. If the net present value is less than the amortized cost of the investment, an other-than-temporary impairment is recognized.

Under the authoritative guidance for the recognition and presentation of other-than-temporary impairments, when an other-than-temporary impairment of a debt security has occurred, the amount of the other-than-temporary impairment recognized in earnings depends on whether the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis. If the debt security meets either of these two criteria, the other-than-temporary impairment recognized in earnings is equal to the entire difference between the security's amortized cost basis and its fair value at the impairment measurement date. For other-than-temporary impairments of debt securities that do not meet these criteria, the net amount recognized in earnings is equal to the difference between the amortized cost of the debt security and its net present value calculated as described above. Any difference between the fair value and the net present value of the debt security at the impairment measurement date is recorded in "Other comprehensive income (loss)" ("OCI"). Unrealized gains or losses on securities for which an other-than-temporary impairment has been recognized in earnings is tracked as a separate component of "Accumulated other comprehensive income (loss)."

For debt securities, the split between the amount of an other-than-temporary impairment recognized in other comprehensive income and the net amount recognized in earnings is driven principally by assumptions regarding the amount and timing of projected cash flows. For mortgage-backed and asset-backed securities, cash flow estimates consider the payment terms of the underlying assets backing a particular security, including interest rate and prepayment assumptions, based on data from widely accepted third-party data sources or internal estimates. In addition to interest rate and prepayment assumptions, cash flow estimates also include other assumptions regarding the underlying collateral including default rates and recoveries, which vary based on the asset type and geographic location, as well as the vintage year of the security. For structured securities, the payment priority within the tranche structure is also considered. For all other debt securities, cash flow estimates are driven by assumptions regarding probability of default and estimates regarding timing and amount of recoveries associated with a default. The Company has developed these estimates using information based on its historical experience as well as using market observable data, such as industry analyst reports and forecasts, sector credit ratings and other data relevant to the collectability of a security, such as the general payment terms of the security and the security's position within the capital structure of the issuer.

The new cost basis of an impaired security is not adjusted for subsequent increases in estimated fair value. In periods subsequent to the recognition of an other-than-temporary impairment, the impaired security is accounted for as if it had been purchased on the measurement date of the impairment. For debt securities, the discount (or reduced premium) based on the new cost basis may be accreted into net investment income in future periods, including increases in cash flow on a prospective basis. In certain cases where there are decreased cash flow expectations, the security is reviewed for further cash flow impairments.

Asset Administration Fees

The Company receives asset administration fee income from policyholders' account balances invested in The Prudential Series Funds or, "PSF," which are a portfolio of mutual fund investments related to the Company's separate account products. Also, the Company receives fee income calculated on contractholder separate account balances invested in the Advanced Series Trust Funds (see Note
8). In addition, the Company receives fees from policyholders' account balances invested in funds managed by companies other than affiliates of Prudential Insurance. Asset administration fees are recognized as income when earned.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
         Notes to Unaudited Interim Financial Statements - (Continued)
--------------------------------------------------------------------------------


Derivative Financial Instruments

Derivatives are financial instruments whose values are derived from interest rates, financial indices, or the values of securities. Derivative financial instruments generally used by the Company include swaps and options which are contracted in the over-the-counter market with an affiliate. Derivative positions are carried at fair value, generally by obtaining quoted market prices or through the use of valuation models. Values can be affected by changes in interest rates, financial indices, values of securities, credit spreads, market volatility, expected returns, non-performance risks and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models.

Derivatives are used to manage the characteristics of the Company's asset/liability mix to manage the interest rate and currency characteristics of assets or liabilities. Additionally, derivatives may be used to seek to reduce exposure to interest rate, credit, foreign currency and equity risks associated with assets held or expected to be purchased or sold, and liabilities incurred or expected to be incurred.

Derivatives are recorded either as assets, within "Other long-term investments," or as liabilities, within "Other liabilities," except for embedded derivatives, which are recorded with the associated host contract. The Company nets the fair value of all derivative financial instruments with its affiliated counterparty for which a master netting arrangement has been executed. As discussed below and in Note 5, all realized and unrealized changes in fair value of derivatives, with the exception of the effective portion of cash flow hedges are recorded in current earnings. Cash flows from these derivatives are reported in the operating and investing activities sections in the Unaudited Interim Statements of Cash Flows based on the nature and purpose of the derivative.

The Company designates derivatives as either (1) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow" hedge), or (2) a derivative that does not qualify for hedge accounting.

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated risk of the hedged item. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship. Even if a derivative qualifies for hedge accounting treatment, there may be an element of ineffectiveness of the hedge. Under such circumstances, the ineffective portion is recorded in "Realized investment gains (losses), net."

The Company formally documents at inception all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives designated as cash flow hedges to specific assets and liabilities on the balance sheet or to forecasted transactions.

When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded in "Accumulated other comprehensive income (loss)" to the extent they are effective, until earnings are affected by the variability of cash flows being hedged (e.g., when periodic settlements on a variable-rate asset or liability are recorded in earnings). At that time, the related portion of deferred gains or losses on the derivative instrument is reclassified and reported in the income statement line item associated with the hedged item.

If it is determined that a derivative no longer qualifies as an effective cash flow hedge, or management removes the hedge designation, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in "Realized investment gains (losses), net." In this scenario, the hedged asset or liability under a fair value hedge will no longer be adjusted for changes in fair value and the existing basis adjustment is amortized to the income statement line associated with the asset or liability. The component of "Accumulated other comprehensive income (loss)" related to discontinued cash flow hedges is reclassified to the income statement line associated with the hedged cash flows consistent with the earnings impact of the original hedged cash flows.

When hedge accounting is discontinued because it is probable that the forecasted transaction will not occur by the end of the specified time period, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in "Realized investment gains (losses), net." Gains and losses that were in "Accumulated other comprehensive income (loss)" pursuant to the hedge of a forecasted transaction are recognized immediately in "Realized investment gains (losses), net."

If a derivative does not qualify for hedge accounting, all changes in its fair value, including net receipts and payments, are included in "Realized investment gains (losses), net" without considering changes in the fair value of the economically associated assets or liabilities.

The Company is a party to financial instruments that contain derivative instruments that are "embedded" in the financial instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are clearly and closely related to the economic characteristics of the remaining component of the financial instrument (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that (1) the embedded instrument possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded instrument qualifies as an embedded derivative that is separated from the host contract, carried at fair value, and changes in its fair value are included in "Realized investment gains (losses), net." For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company may elect to classify the entire instrument as a trading account asset and report it within "Trading account assets, at fair value."

The Company sells variable annuity contracts that include optional living benefit features that may be treated from an accounting perspective as embedded derivatives. The Company has reinsurance agreements to transfer the risk related to certain of these embedded derivatives to an affiliate, Pruco Reinsurance Ltd. ("Pruco Re"). The embedded derivatives related to the living benefit features and the related reinsurance agreements are carried at fair value and included in "Future policy benefits and other policyholder liabilities" and "Reinsurance recoverables," respectively. Changes in the fair value are determined using valuation models as described in Note 4, and are recorded in "Realized investment gains (losses), net."

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
         Notes to Unaudited Interim Financial Statements - (Continued)
--------------------------------------------------------------------------------


Effective July 1, 2012, the Company entered into a new coinsurance agreement with an affiliate, Prudential Arizona Reinsurance Universal Company, ("PAR U"). The settlement of the initial coinsurance premium occurred subsequent to the effective date of the coinsurance agreement. As a result, the settlement was treated as if settled on the effective date and adjusted for the time elapsed between this date and the settlement date. The adjustment to the initial coinsurance premium was equal to the earned interest and changes in market values from the effective date through the settlement date related to fixed maturity and commercial mortgage securities from an asset portfolio within the Company. The settlement feature of this agreement was accounted for as a derivative (See Note 8 for additional information about this agreement).

Income Taxes

The Company determines its interim tax provision using the annual effective tax rate methodology in accordance with the authoritative guidance. The increase in the income tax expense for the three months and nine months ended September 30, 2012 and change in effective tax rate was primarily driven by an increase in pre-tax income for the three months and nine months ended September 30, 2012 compared to the three months and nine months ended September 30, 2011.

Adoption of New Accounting Pronouncements

Effective January 1, 2012, the Company adopted, retrospectively, updated guidance regarding the presentation of comprehensive income. The updated guidance eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity. Under the updated guidance, an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The updated guidance does not change the items that are reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The Company opted to present the total of comprehensive income, the components of net income, and the components of other comprehensive income in a single continuous statement of comprehensive income. The Unaudited Interim Financial Statements included herein reflect the adoption of this updated guidance.

Effective January 1, 2012, the Company adopted, prospectively, updated guidance regarding the fair value measurements and disclosure requirements. The updated guidance clarifies existing guidance related to the application of fair value measurement methods and requires expanded disclosures. The expanded disclosures required by this guidance are included in Note 4. Adoption of this guidance did not have a material effect on the Company's financial position or results of operations.

Effective January 1, 2012, the Company adopted, prospectively, updated guidance regarding the assessment of effective control for repurchase agreements. The Company's adoption of this guidance did not have a material effect on the Company's financial position, results of operations, and financial statement disclosures.

Effective January 1, 2012, the Company adopted retrospectively new authoritative guidance to address diversity in practice regarding the interpretation of which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. Under the amended guidance acquisition costs are to include only those costs that are directly related to the acquisition or renewal of insurance contracts by applying a model similar to the accounting for loan origination costs. An entity may defer incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits, and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts. Prior period financial information presented in these financial statements has been adjusted to reflect the retrospective adoption of the amended guidance. The lower level of costs now qualifying for deferral will be only partially offset by a lower level of amortization of "Deferred policy acquisition costs," and, as such, will initially result in lower earnings in future periods primarily reflecting lower deferrals of wholesaler costs. While the adoption of this amended guidance changes the timing of when certain costs are reflected in the Company's results of operations, it has no effect on the total acquisition costs to be recognized over time and has no impact on the Company's cash flows.

The following tables present amounts as previously reported in 2011, the effect of the change due to the retrospective adoption of the amended guidance related to the deferral of acquisition costs as described above, and the adjusted amounts that are reflected in the Unaudited Interim Financial Statements included herein.

Unaudited Interim Statements of Financial Position:

                                                   December 31, 2011
                                          ------------------------------------
                                          As Previously Effect of As Currently
                                            Reported     Change     Reported
                                          ------------- --------- ------------
                                                     (in thousands)

  Deferred policy acquisition costs......  $  354,167   $(91,272)  $  262,895
  TOTAL ASSETS...........................   8,919,414    (91,272)   8,828,142

  Policyholders' account balances........   1,132,897        183    1,133,080
  Income taxes...........................      55,188    (32,010)      23,178
  TOTAL LIABILITIES......................   8,297,636    (31,827)   8,265,809
  Retained earnings......................     370,352    (65,071)     305,281
  Accumulated other comprehensive income.      41,498      5,626       47,124
  TOTAL EQUITY...........................     621,778    (59,445)     562,333
  TOTAL LIABILITIES AND EQUITY...........  $8,919,414   $(91,272)  $8,828,142

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
         Notes to Unaudited Interim Financial Statements - (Continued)
--------------------------------------------------------------------------------


Unaudited Interim Statements of Operations:

                                                      Three Months Ended September 30, 2011
                                                   ------------------------------------------
                                                   As Previously                  As Currently
                                                     Reported    Effect of Change   Reported
                                                   ------------- ---------------- ------------
                                                                 (in thousands)
REVENUES
Policy charges and fee income.....................   $  23,359       $     26      $  23,385
   Total revenues.................................     (51,081)            26        (51,055)
BENEFITS AND EXPENSES
Amortization of deferred policy acquisition costs.      71,876         (8,149)        63,727
General, administrative and other expenses........       9,653          3,514         13,167
   Total benefits and expenses....................     116,203         (4,635)       111,568
INCOME FROM OPERATIONS BEFORE INCOME TAXES........    (167,284)         4,661       (162,623)
Income tax expense (benefit)......................     (62,779)         1,580        (61,199)
NET INCOME........................................   $(104,505)      $  3,081      $(101,424)

                                                      Nine Months Ended September 30, 2011
                                                   ------------------------------------------
                                                   As Previously                  As Currently
                                                     Reported    Effect of Change   Reported
-                                                  ------------- ---------------- ------------
                                                                 (in thousands)
REVENUES
Policy charges and fee income.....................   $  84,363       $     24      $  84,387
   Total revenues.................................      89,312             24         89,336
BENEFITS AND EXPENSES
Amortization of deferred policy acquisition costs.      98,172        (13,242)        84,930
General, administrative and other expenses........      26,655         10,777         37,432
   Total benefits and expenses....................     199,951         (2,465)       197,486
INCOME FROM OPERATIONS BEFORE INCOME TAXES........    (110,639)         2,489       (108,150)
Income tax expense (benefit)......................     (46,504)           982        (45,522)
NET INCOME........................................   $ (64,135)      $  1,507      $ (62,628)

Unaudited Interim Statements of Cash Flows:

                                                   Nine Months Ended September 30, 2011
                                                ------------------------------------------
                                                As Previously                  As Currently
                                                  Reported    Effect of Change   Reported
                                                ------------- ---------------- ------------
                                                              (in thousands)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income.....................................   $(64,135)       $ 1,507        $(62,628)
Policy charges and fee income..................    (19,386)           (24)        (19,410)
Change in:
   Deferred policy acquisition costs...........     17,107         (2,465)         14,642
   Income taxes payable........................    (78,055)           982         (77,073)
Cash flows from (used in) operating activities.   $(26,813)       $    --        $(26,813)

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
         Notes to Unaudited Interim Financial Statements - (Continued)
--------------------------------------------------------------------------------


3. INVESTMENTS

Fixed Maturities and Equity Securities

The following tables provide information relating to fixed maturities and equity securities (excluding investments classified as trading) as of the dates indicated:

                                                                               September 30, 2012
                                                             ------------------------------------------------------
                                                                                                         Other-than-
                                                                          Gross      Gross                temporary
                                                             Amortized  Unrealized Unrealized   Fair     impairments
                                                               Cost       Gains      Losses     Value    in AOCI (3)
                                                             ---------- ---------- ---------- ---------- -----------
                                                                                 (in thousands)
Fixed maturities, available-for-sale
U.S. Treasury securities and obligations of U.S. government
  authorities and agencies.................................. $   25,775  $ 5,918      $ --    $   31,693   $    --
Obligations of U.S. states and their political subdivisions.      2,789      189        --         2,978        --
Foreign government bonds....................................     11,539    1,783        --        13,322        --
Public utilities............................................     96,803   10,484        --       107,287        --
All other corporate securities..............................    666,072   61,553       206       727,419       (45)
Asset-backed securities (1).................................     57,812    1,933       758        58,987    (2,388)
Commercial mortgage-backed securities.......................     72,833    8,028        12        80,849        --
Residential mortgage-backed securities (2)..................     66,875    5,934        --        72,809      (344)
                                                             ----------  -------      ----    ----------   -------
Total fixed maturities, available-for-sale.................. $1,000,498  $95,822      $976    $1,095,344   $(2,777)
                                                             ==========  =======      ====    ==========   =======

Equity securities, available-for-sale
   Common Stocks:...........................................
       Industrial, miscellaneous & other....................        309       73        64           318
   Non-redeemable preferred stocks..........................      1,053       12        --         1,065
                                                             ----------  -------      ----    ----------
Total equity securities, available-for-sale................. $    1,362  $    85      $ 64    $    1,383
                                                             ==========  =======      ====    ==========

(1)Includes credit tranched securities collateralized by sub-prime mortgages, auto loans, credit cards, education loans, and other asset types.
(2)Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.
(3)Represents the amount of other-than-temporary impairment losses in "Accumulated other comprehensive income (loss)," or "AOCI" which were not included in earnings. Amount excludes $2 million of net unrealized gains (losses) on impaired securities relating to changes in the fair value of such securities subsequent to the impairment measurement date.

                                                                              December 31, 2011 (4)
                                                             ------------------------------------------------------
                                                                                                         Other-than-
                                                                          Gross      Gross                temporary
                                                             Amortized  Unrealized Unrealized   Fair     impairments
                                                               Cost       Gains      Losses     Value    in AOCI (3)
                                                             ---------- ---------- ---------- ---------- -----------
                                                                                 (in thousands)
Fixed maturities, available-for-sale
U.S. Treasury securities and obligations of U.S. government
  authorities and agencies.................................. $   29,889  $ 6,049     $   --   $   35,938   $    --
Obligations of U.S. states and their political subdivisions.      2,793       33         --        2,826
Foreign government bonds....................................     20,868    2,163         --       23,031        --
Public utilities............................................     97,991    8,842         54      106,779        --
All other corporate securities..............................    732,330   57,705        793      789,242       (45)
Asset-backed securities (1).................................     72,050    1,647      2,065       71,632    (3,513)
Commercial mortgage-backed securities.......................     89,238    6,770          2       96,006        --
Residential mortgage-backed securities (2)..................     87,749    6,859        158       94,450      (391)
                                                             ----------  -------     ------   ----------   -------
Total fixed maturities, available-for-sale.................. $1,132,908  $90,068     $3,072   $1,219,904   $(3,949)
                                                             ==========  =======     ======   ==========   =======

Equity securities, available-for-sale
   Common Stocks:...........................................
       Industrial, miscellaneous & other....................        405       --         70          335
   Non-redeemable preferred stocks..........................      1,116        1         32        1,085
                                                             ----------  -------     ------   ----------
Total equity securities available-for-sale.................. $    1,521  $     1     $  102   $    1,420
                                                             ==========  =======     ======   ==========

(1)Includes credit tranched securities collateralized by sub-prime mortgages, auto loans, credit cards, education loans, and other asset types.
(2)Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.
(3)Represents the amount of other-than-temporary impairment losses in AOCI, which were not included in earnings. Amount excludes $3 million of net unrealized gains (losses) on impaired securities relating to changes in the fair value of such securities subsequent to the impairment measurement date.
(4)Prior period's amounts are presented on a basis consistent with the current period presentation.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
         Notes to Unaudited Interim Financial Statements - (Continued)
--------------------------------------------------------------------------------


The amortized cost and fair value of fixed maturities by contractual maturities at September 30, 2012, are as follows:

                                                  Available-for-Sale
                                                 ---------------------
                                                 Amortized    Fair
                                                   Cost       Value
                                                 ---------- ----------
                                                    (in thousands)
         Due in one year or less................ $   91,644 $   94,247
         Due after one year through five years..    273,075    296,942
         Due after five years through ten years.    243,967    273,618
         Due after ten years....................    194,292    217,892
         Asset-backed securities................     57,812     58,987
         Commercial mortgage-backed securities..     72,833     80,849
         Residential mortgage-backed securities.     66,875     72,809
                                                 ---------- ----------
            Total............................... $1,000,498 $1,095,344
                                                 ========== ==========

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Asset-backed, commercial mortgage-backed, and residential mortgage-backed securities are shown separately in the table above, as they are not due at a single maturity date.

The following table depicts the sources of fixed maturity proceeds, equity security proceeds, and related investment gains (losses), as well as losses on impairments of both fixed maturities and equity securities:

                                                                            Three Months Ended Nine Months Ended
                                                                              September 30,      September 30,
                                                                            ----------------   -----------------
                                                                              2012      2011     2012      2011
                                                                            -------   -------  --------  -------
                                                                                       (in thousands)
Fixed maturities, available-for-sale
   Proceeds from sales..................................................... $ 2,942   $ 1,410  $  8,927  $19,800
   Proceeds from maturities/repayments.....................................  31,180    40,007   108,762   99,593
   Gross investment gains from sales, prepayments, and maturities..........  10,609       339    12,427    1,808
   Gross investment losses from sales and maturities.......................      (1)       --        (1)     (44)
Equity securities, available-for-sale
   Proceeds from sales..................................................... $ 2,660   $    --  $  2,660  $   473
   Proceeds from maturities/repayments.....................................      --        --        --       --
   Gross investment gains from sales3......................................     146        --       146       --
   Gross investment losses from sales......................................      --        --        --       --

Fixed maturity and equity security impairments
   Net writedowns for other-than-temporary impairment losses on fixed maturities recognized in earnings (1)................................. $  (960)  $  (164) $ (1,470) $  (212)
   Writedowns for other-than-temporary impairment losses on equity
     securities............................................................     (31)      (74)     (152)    (264)

(1)Excludes the portion of other-than-temporary impairments recorded in "Other comprehensive income (loss)," representing any difference between the fair value of the impaired debt security and the net present value of its projected future cash flows at the time of impairment.

As discussed in Note 2, a portion of certain other-than-temporary impairment ("OTTI") losses on fixed maturity securities are recognized in OCI. For these securities, the net amount recognized in earnings ("credit loss impairments") represents the difference between the amortized cost of the security and the net present value of its projected future cash flows discounted at the effective interest rate implicit in the debt security prior to impairment. Any remaining difference between the fair value and amortized cost is recognized in OCI. The following table sets forth the amount of pre-tax credit loss impairments on fixed maturity securities held by the Company as of the dates indicated, for which a portion of the OTTI loss was recognized in OCI, and the corresponding changes in such amounts.

Credit losses recognized in earnings on fixed maturity securities held by the Company for which a portion of the OTTI loss was recognized in OCI

                                                                       Three Months Ended Nine Months Ended
                                                                         September 30,      September 30,
                                                                              2012              2012
                                                                       ------------------ -----------------
                                                                                  (in thousands)
Balance, beginning of period..........................................       $2,499            $3,438
Credit loss impairments previously recognized on securities which
  matured, paid down, prepaid or were sold during the period..........          (69)             (944)
Credit loss impairments previously recognized on securities impaired
  to fair value during the period (1).................................           --                --
Credit loss impairment recognized in the current period on securities
  not previously impaired.............................................           --                --
Additional credit loss impairments recognized in the current period
  on securities previously impaired...................................           70                70
Increases due to the passage of time on previously recorded credit
  losses..............................................................           16                61
Accretion of credit loss impairments previously recognized due to an
  increase in cash flows expected to be collected.....................         (114)             (223)
                                                                             ------            ------
Balance, end of period................................................       $2,402            $2,402
                                                                             ======            ======

(1)Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
         Notes to Unaudited Interim Financial Statements - (Continued)
--------------------------------------------------------------------------------


                                                             Three Months Ended Nine Months Ended
                                                               September 30,      September 30,
                                                                    2011              2011
                                                             ------------------ -----------------
                                                                        (in thousands)
Balance, beginning of period................................       $3,540            $ 6,763
Credit loss impairments previously recognized on securities
  which matured, paid down, prepaid or were sold during the
  period....................................................         (294)            (3,494)
Credit loss impairments previously recognized on securities
  impaired to fair value during the period..................           --                 --
Credit loss impairment recognized in the current period on
  securities not previously impaired........................           --                 --
Additional credit loss impairments recognized in the
  current period on securities previously impaired..........          164                213
Increases due to the passage of time on previously recorded
  credit losses.............................................           88                236
Accretion of credit loss impairments previously recognized
  due to an increase in cash flows expected to be collected.          (25)              (245)
                                                                   ------            -------
Balance, end of period......................................       $3,473            $ 3,473
                                                                   ======            =======

Trading Account Assets

The following table provides information relating to trading account assets, at fair value as of the dates indicated:

                                            September 30, 2012 December 31, 2011
                                            ------------------ ----------------
                                            Amortized  Fair    Amortized  Fair
                                              Cost     Value     Cost     Value
                                            ---------  ------  ---------  ------
   Trading account assets                            (in thousands)
   Equity securities (1)...................  $1,695    $1,391   $1,695    $1,569
                                             ======    ======   ======    ======

(1)Included in equity securities are perpetual preferred stock securities that have characteristics of both debt and equity securities.

The net change in unrealized gains (losses) from trading account assets still held at period end, recorded within "Other income" included $0.2 million of losses during the three months ended September 30, 2012 and 2011, respectively, and $0.2 million of losses and $0.2 million of losses during the nine months ended September 30, 2012 and 2011, respectively.

Commercial Mortgage and Other Loans

The Company's commercial mortgage and other loans are comprised as follows, as of the dates indicated:

                                                                          September 30, 2012         December 31, 2011
                                                                       ------------------------  ------------------------
                                                                           Amount                    Amount
                                                                       (in thousands) % of Total (in thousands) % of Total
                                                                       -------------- ---------- -------------- ----------
Commercial mortgage and other loans by property type:
Industrial............................................................    $ 45,253       19.7 %     $ 42,884       18.5 %
Retail................................................................      64,898        28.3        55,216        23.8
Apartments/Multi-Family...............................................      48,731        21.2        37,689        16.3
Office................................................................      23,276        10.1        26,100        11.3
Hospitality...........................................................      14,377         6.3        14,475         6.2
Other.................................................................      12,322         5.4        37,150        16.1
                                                                          --------      ------      --------      ------
Total commercial mortgage loans by property type......................     208,857        91.0       213,514        92.2
Agricultural property loans...........................................      20,542         9.0        18,098         7.8
                                                                          --------      ------      --------      ------
Total commercial mortgage and agricultural loans by property type.....     229,399      100.0 %      231,612      100.0 %
                                                                                        ======                    ======
   Valuation allowance................................................      (1,475)                   (1,410)
                                                                          --------                  --------
Total net commercial and agricultural mortgage loans by property type.    $227,924                  $230,202
                                                                          ========                  ========

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
         Notes to Unaudited Interim Financial Statements - (Continued)
--------------------------------------------------------------------------------


The commercial mortgage and agricultural loans are geographically dispersed throughout the United States with the largest concentrations in Florida (12%), Texas (12%), and Illinois (11%) at September 30, 2012.

Activity in the allowance for losses for all commercial mortgage and other loans, as of the dates indicated, is as follows:

                                                   September 30, December 31,
                                                       2012          2011
                                                   ------------- ------------
                                                         (in thousands)
   Allowance for losses, beginning of year........    $1,410        $1,409

   Addition to / (release of) allowance of losses.        65             1
                                                      ------        ------
   Allowance for losses, end of year (1)..........    $1,475        $1,410
                                                      ======        ======

(1)Agricultural loans represent $0.03 million and $0.02 million of the ending allowance at September 30, 2012 and December 31, 2011, respectively.

The following tables set forth the allowance for credit losses and the recorded investment in commercial mortgage and agricultural loans as of the dates indicated:

                                                                             September 30, December 31,
                                                                                 2012          2011
                                                                             ------------- ------------
                                                                                    Total Loans
                                                                             --------------------------
                                                                                   (in thousands)
Allowance for Credit Losses:
Ending balance: individually evaluated for impairment (1)...................   $     --      $     --
Ending balance: collectively evaluated for impairment (2)...................      1,475         1,410
                                                                               --------      --------
Total ending balance........................................................   $  1,475      $  1,410
                                                                               ========      ========

Recorded Investment: (3)
Ending balance gross of reserves: individually evaluated for impairment (1).   $     --      $     --
Ending balance gross of reserves: collectively evaluated for impairment (2).    229,399       231,612
                                                                               --------      --------
Total ending balance, gross of reserves.....................................   $229,399      $231,612
                                                                               ========      ========

(1)There were no agricultural loans individually evaluated for impairments at September 30, 2012 and December 31, 2011.
(2)Agricultural loans collectively evaluated for impairment had a recorded investment of $21 million and $8 million with no related allowances at September 30, 2012 and December 31, 2011, respectively.
(3)Recorded investment reflects the balance sheet carrying value gross of related allowance.

Impaired loans include those loans for which it is probable that all amounts due will not be collected according to the contractual terms of the loan agreement. As of both September 30, 2012 and December 31, 2011, there were no impaired commercial mortgage loans identified in management's specific review.

Impaired commercial mortgage and other loans with no allowance for losses are loans in which the fair value of the collateral or the net present value of the loans' expected future cash flows equals or exceeds the recorded investment. As of both September 30, 2012 and December 31, 2011, the Company held no such loans. See Note 2 for information regarding the Company's accounting policies for non-performing loans.

As described in Note 2, loan-to-value and debt service coverage ratios are measures commonly used to assess the quality of commercial mortgage and other loans. As of September 30, 2012 and December 31, 2011, 94% of the $217 million recorded investment and 94% of the $232 million recorded investment, respectively, had a loan-to-value ratio of less than 80%. As of September 30, 2012 and December 31, 2011, 98% and 99% of the recorded investment, respectively, had a debt service coverage ratio of 1.0X or greater. As of September 30, 2012, approximately $4 million or 2% of the recorded investment had a loan-to-value ratio greater than 100% or debt service coverage ratio less than 1.0X, reflecting loans where the mortgage amount exceeds the collateral value or where current debt payments are greater than income from property operations; none of which related to agricultural loans. As of December 31, 2011, approximately $2 million or 1% of the recorded investment had a loan-to-value ratio greater than 100% or debt service coverage ratio less than 1.0X; none of which related to agricultural loans.

As of both September 30, 2012 and December 31, 2011, all commercial mortgage and other loans were in current status. The Company defines current in its aging of past due commercial mortgage and agricultural loans as less than 30 days past due.

Commercial mortgage and other loans on nonaccrual status totaled $0 million and $3.2 million as of September 30, 2012 and December 31, 2011, respectively, and were primarily related to Hospitality. Nonaccrual loans are those on which the accrual of interest has been suspended after the loans become 90 days delinquent as to principal or interest payments, or earlier when the Company has doubts about collectability and loans for which a loan specific reserve has been established. See Note 2 for further discussion regarding nonaccrual status loans.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
         Notes to Unaudited Interim Financial Statements - (Continued)
--------------------------------------------------------------------------------


For the three months ended September 30, 2012, there were no commercial mortgage and other loans sold or acquired.

Net Investment Income

Net investment income for the three and nine months ended September 30, 2012 and 2011, was from the following sources:

                                             Three Months Ended Nine Months Ended
                                               September 30,      September 30,
                                             ----------------   ----------------
                                               2012      2011     2012     2011
                                             -------   -------  -------  -------
                                                       (in thousands)
Fixed maturities, available-for-sale........ $14,460   $14,518  $43,717  $42,620
Equity securities, available-for-sale.......       1         2        9       16
Trading account assets......................       4         3       12        3
Commercial mortgage and other loans.........   3,790     3,047   10,512    9,019
Policy loans................................   2,340     2,308    7,035    7,025
Short-term investments and cash equivalents.      27        18       55       62
Other long-term investments.................   2,919       103    3,508      889
                                             -------   -------  -------  -------
Gross investment income.....................  23,541    19,999   64,848   59,634
Less: investment expenses...................    (918)     (810)  (2,704)  (2,399)
                                             -------   -------  -------  -------
   Net investment income.................... $22,623   $19,189  $62,144  $57,235
                                             =======   =======  =======  =======

Realized Investment Gains (Losses), Net

Realized investment gains (losses), net, for the three and nine months ended September 30, 2012 and 2011 were from the following sources:

                                              Three Months Ended  Nine Months Ended
                                                September 30,       September 30,
                                             -------------------  -----------------
                                               2012       2011      2012     2011
                                             --------  ---------  -------  --------
                                                         (in thousands)
Fixed maturities............................ $  9,649  $     175  $10,956  $  1,552
Equity securities...........................      114        (74)      (6)      103
Commercial mortgage and other loans.........    3,533       (128)   3,613      (348)
Short-term investments and cash equivalents.       --         --       --        --
Joint ventures and limited partnerships.....       --        (44)      --       (44)
Derivatives.................................  (13,459)  (103,796)  (8,988)  (82,426)
                                             --------  ---------  -------  --------
   Realized investment gains (losses), net.. $   (163) $(103,867) $ 5,575  $(81,163)
                                             ========  =========  =======  ========

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
         Notes to Unaudited Interim Financial Statements - (Continued)
--------------------------------------------------------------------------------


Net Unrealized Investment Gains (Losses)

Net unrealized investment gains and losses on securities classified as "available-for-sale" and certain other long-term investments and other assets are included in the Company's Unaudited Interim Statements of Financial Position as a component of AOCI. Changes in these amounts include reclassification adjustments to exclude from "Other comprehensive income
(loss)" those items that are included as part of "Net income" for a period that had been part of "Other comprehensive income (loss)" in earlier periods. The amounts for the periods indicated below, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other net unrealized investment gains and losses, are as follows:

Net Unrealized Investment Gains and Losses on Fixed Maturity Securities on which an OTTI loss has been recognized

                                                                                                            Accumulated Other
                                                                                                              Comprehensive
                                                                                                              Income (Loss)
                                                                                                 Deferred    Related To Net
                                               Net Unrealized    Deferred Policy  Policy Holder Income Tax     Unrealized
                                              Gains (Losses) on Acquisition Costs    Account    (Liability) Investment Gains
                                                 Investments     and Other Costs    Balances      Benefit       (Losses)
                                              ----------------- ----------------- ------------- ----------- -----------------
                                                                              (in thousands)
Balance, December 31, 2011...................      $(1,417)           $ 739           $(142)       $ 287          $(533)

Net investment gains (losses) on investments
  arising during the period..................          226               --              --          (79)           147
Reclassification adjustment for (gains)
  losses included in net income..............          730               --              --         (256)           474
Reclassification adjustment for OTTI losses
  excluded from net income(1)................         (106)              --              --           37            (69)
Impact of net unrealized investment (gains)
  losses on deferred policy acquisition costs           --             (377)             --          132           (245)
Impact of net unrealized investment (gains)
  losses on policyholders' account balances..           --               --             157          (55)           102
                                                   -------            -----           -----        -----          -----
Balance, September 30, 2012..................      $  (567)           $ 362           $  15        $  66          $(124)
                                                   =======            =====           =====        =====          =====

(1)Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

All Other Net Unrealized Investment Gains and Losses in AOCI

                                                                                                            Accumulated Other
                                                                                                              Comprehensive
                                                                                                              Income (Loss)
                                                                                                 Deferred    Related To Net
                                               Net Unrealized    Deferred Policy  Policy Holder Income Tax     Unrealized
                                              Gains (Losses) on Acquisition Costs    Account    (Liability) Investment Gains
                                               Investments(1)    and Other Costs    Balances      Benefit       (Losses)
                                              ----------------- ----------------- ------------- ----------- -----------------
                                                                              (in thousands)
Balance, December 31, 2011...................     $ 89,602          $(31,698)        $15,379     $(25,649)       $47,634
Net investment gains (losses) on investments
  arising during the period..................       18,746                --              --       (6,561)        12,185
Reclassification adjustment for (gains)
  losses included in net income..............      (11,679)               --              --        4,088         (7,391)
Reclassification adjustment for OTTI losses
  excluded from net income(2)................          106                --              --          (37)            69
Impact of net unrealized investment (gains)
  losses on deferred policy acquisition costs           --            (8,655)             --        3,029         (5,626)
Impact of net unrealized investment (gains)
  losses on policyholders' account balances..           --                --          (1,757)         615         (1,142)
                                                  --------          --------         -------     --------        -------
Balance, September 30, 2012..................     $ 96,775          $(40,353)        $13,622     $(24,515)       $45,529
                                                  ========          ========         =======     ========        =======

(1)Includes cash flow hedges. See Note 5 for information on cash flow hedges.
(2)Represents "transfers out" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

The table below presents net unrealized gains (losses) on investments by asset class as of the dates indicated:

                                                                     September 30, December 31,
                                                                         2012          2011
                                                                     ------------- ------------
                                                                           (in thousands)
Fixed maturity securities on which an OTTI loss has been recognized.    $  (567)     $(1,417)
Fixed maturity securities, available-for-sale - all other...........     95,413       88,414
Equity securities, available-for-sale...............................         21         (100)
Derivatives designated as cash flow hedges (1)......................       (486)        (630)
Other investments...................................................      1,827        1,918
                                                                        -------      -------
Net unrealized gains (losses) on investments........................    $96,208      $88,185
                                                                        =======      =======

(1)See Note 5 for more information on cash flow hedges.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
         Notes to Unaudited Interim Financial Statements - (Continued)
--------------------------------------------------------------------------------


Duration of Gross Unrealized Loss Positions for Fixed Maturities

The following tables shows the fair value and gross unrealized losses aggregated by investment category and length of time that individual fixed maturity securities have been in a continuous unrealized loss position, at September 30, 2012 and December 31, 2011:

                                                                               September 30, 2012
                                                             ----------------------------------------------------------------
                                                             Less than twelve months Twelve months or more       Total
                                                             ----------------------- --------------------- ------------------
                                                                          Gross                 Gross                Gross
                                                              Fair      Unrealized   Fair     Unrealized    Fair   Unrealized
                                                              Value       Losses     Value      Losses      Value    Losses
                                                              -------   ----------    ------  ----------   ------- ----------
                                                                                 (in thousands)
Fixed maturities, available-for-sale
U.S. Treasury securities and obligations of U.S. government
  authorities and agencies                                   $    --      $   --     $   --     $   --     $    --   $   --
Obligations of U.S. states and their political subdivisions.      --          --         --         --          --       --
Foreign government bonds....................................      --          --         --         --          --       --
Corporate securities........................................  27,739         100        982        106      28,721      206
Commercial mortgage-backed securities.......................      --          --        545         12         545       12
Asset-backed securities.....................................      --          --      8,239        758       8,239      758
Residential mortgage-backed securities......................      --          --         --         --          --       --
                                                              -------     ------      ------    ------     -------   ------
   Total.................................................... $27,739      $  100     $9,766     $  876     $37,505   $  976
                                                              =======     ======      ======    ======     =======   ======

                                                                                December 31, 2011
                                                             ----------------------------------------------------------------
                                                             Less than twelve months Twelve months or more       Total
                                                             ----------------------- --------------------- ------------------
                                                                          Gross                 Gross                Gross
                                                              Fair      Unrealized   Fair     Unrealized    Fair   Unrealized
                                                              Value       Losses     Value      Losses      Value    Losses
                                                              -------   ----------    ------  ----------   ------- ----------
                                                                                 (in thousands)
Fixed maturities, available-for-sale
U.S. Treasury securities and obligations of U.S. government
  authorities and agencies                                   $    --      $   --     $   --     $   --     $    --   $   --
Obligations of U.S. states and their political subdivisions
Corporate securities........................................  31,041         670        998        177      32,039      847
Asset-backed securities.....................................  33,246         285      7,384      1,780      40,630    2,065
Commercial mortgage-backed securities.......................      --          --      1,051          2       1,051        2
Residential mortgage-backed securities......................   4,367         158         --         --       4,367      158
                                                              -------     ------      ------    ------     -------   ------
   Total.................................................... $68,654      $1,113     $9,433     $1,959     $78,087   $3,072
                                                              =======     ======      ======    ======     =======   ======

The gross unrealized losses at September 30, 2012 and December 31, 2011 are composed of both $0 million related to high or highest quality securities based on National Association of Insurance Commissioners, or "NAIC", or equivalent rating and $1 million and $2 million, respectively, related to other than high or highest quality securities based on NAIC or equivalent rating. At
September 30, 2012, $0 million of the gross unrealized losses represented declines in value of greater than 20%, none of which had been in that position for less than six months, as compared to $1.6 million at December 31, 2011 that represented declines in value of greater than 20%, $0.1 million of which had been in that position for less than six months. At September 30, 2012 and December 31, 2011, the $1 million and $2 million, respectively, of gross unrealized losses of twelve months or more were concentrated in asset-backed securities. In accordance with its policy described in Note 2, the Company concluded that an adjustment to earnings for other-than-temporary impairments for these securities was not warranted at September 30, 2012 or December 31, 2011. These conclusions are based on a detailed analysis of the underlying credit and cash flows on each security. The gross unrealized losses are primarily attributable to credit spread widening and increased liquidity discounts. At September 30, 2012, the Company does not intend to sell the securities and it is not more likely than not that the Company will be required to sell the securities before the anticipated recovery of its remaining amortized cost basis.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
         Notes to Unaudited Interim Financial Statements - (Continued)
--------------------------------------------------------------------------------


Duration of Gross Unrealized Loss Positions for Equity Securities

The following table shows the fair value and gross unrealized losses aggregated by length of time that individual equity securities have been in a continuous unrealized loss position, at September 30, 2012 and December 31, 2011:

                                                       September 30, 2012
                                       --------------------------------------------------------------
                                       Less than twelve months Twelve months or more      Total
                                       ----------------------- --------------------- ----------------
                                                   Gross                  Gross              Gross
                                       Fair      Unrealized    Fair     Unrealized   Fair  Unrealized
                                       Value       Losses      Value      Losses     Value   Losses
                                       -----     ----------    -----    ----------   ----- ----------
                                                         (in thousands)
Equity securities, available-for-sale. $ 25         $ 64        $--        $--       $ 25     $ 64
                                       ====         ====        ===        ===       ====     ====

                                                       December 31, 2011
                                       --------------------------------------------------------------
                                       Less than twelve months Twelve months or more      Total
                                       ----------------------- --------------------- ----------------
                                                   Gross                  Gross              Gross
                                       Fair      Unrealized    Fair     Unrealized   Fair  Unrealized
                                       Value       Losses      Value      Losses     Value   Losses
                                       -----     ----------    -----    ----------   ----- ----------
                                                         (in thousands)
Equity securities, available-for-sale. $316         $102        $--        $--       $316     $102
                                       ====         ====        ===        ===       ====     ====

At September 30, 2012, $0.1 million of the gross unrealized losses represented declines in value of greater than 20%, all of which have been in that position for less than nine months. At December 31, 2011, $0.1 million of the gross unrealized losses represented declines of greater than 20%, all of which have been in that position for less than six months. In accordance with its policy described in Note 2, the Company concluded that an adjustment for other-than-temporary impairments for these equity securities was not warranted at September 30, 2012 or December 31, 2011.

4. FAIR VALUE OF ASSETS AND LIABILITIES

Fair Value Measurement - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance around fair value establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

Level 1 - Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. These generally provide the most reliable evidence and are used to measure fair value whenever available. The Company's Level 1 assets and liabilities primarily include certain cash equivalents and short term investments and equity securities that trade on an active exchange market.

Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability through corroboration with observable market data. Level 2 inputs include quoted market prices in active markets for similar assets and liabilities, quoted market prices in markets that are not active for identical or similar assets or liabilities, and other market observable inputs. The Company's Level 2 assets and liabilities include: fixed maturities (corporate public and private bonds, most government securities, certain asset-backed and mortgage-backed securities, etc.), certain equity securities (mutual funds, which do not actively trade and are priced based on a net asset value), certain short-term investments and certain cash equivalents (primarily commercial paper), and certain over-the-counter derivatives.

Level 3 - Fair value is based on at least one or more significant unobservable inputs for the asset or liability. The assets and liabilities in this category may require significant judgment or estimation in determining the fair value. The Company's Level 3 assets and liabilities primarily include: certain private fixed maturities and equity securities, certain manually priced public equity securities and fixed maturities, certain highly structured over-the-counter derivative contracts, certain consolidated real estate funds for which the Company is the general partner, and embedded derivatives resulting from certain products with guaranteed benefits.

The Company has established policies and guidelines that require the establishment of valuation methodologies and consistent application of such methodologies. These policies and guidelines govern the use of inputs and price source hierarchies and provide controls around the valuation processes. These controls include appropriate review and analysis of prices against market activity or indicators of reasonableness, approval of price source changes, price overrides, methodology changes and classification of fair value hierarchy levels. The valuation policies and guidelines are reviewed and updated as appropriate.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
         Notes to Unaudited Interim Financial Statements - (Continued)
--------------------------------------------------------------------------------


Assets and Liabilities by Hierarchy Level - The tables below present the balances of assets and liabilities measured at fair value on a recurring basis, as of the dates indicated.

                                                                                      As of September 30, 2012
                                                                         ---------------------------------------------------
                                                                         Level 1   Level 2   Level 3  Netting (2)   Total
                                                                         -------- ---------- -------- ----------- ----------
                                                                                           (in thousands)
Fixed maturities, available for sale:
U.S. Treasury securities and obligations of U.S. government authorities
  and agencies.......................................................... $     -- $   31,693 $     --   $         $   31,693
Obligations of U.S. states and their political subdivisions.............       --      2,978       --                  2,978
Foreign government bonds................................................       --     13,322       --                 13,322
Corporate securities....................................................       --    828,220    6,486                834,706
Asset-backed securities.................................................       --     44,654   14,333                 58,987
Commercial mortgage-backed securities...................................       --     80,849       --                 80,849
Residential mortgage-backed securities..................................       --     72,809       --                 72,809
                                                                         -------- ---------- --------   -------   ----------
Sub-total...............................................................       --  1,074,525   20,819              1,095,344

Trading account assets:
Equity securities.......................................................       --         --    1,391                  1,391
                                                                         -------- ---------- --------   -------   ----------
       Sub-total........................................................       --         --    1,391                  1,391

Equity securities, available for sale:..................................      255         64    1,064                  1,383
Short-term investments..................................................    3,005         --       --                  3,005
Cash equivalents........................................................       --     29,572       --                 29,572
Other long-term investments.............................................       --     10,892       --    (2,102)       8,790
Reinsurance recoverables................................................       --         --   97,386                 97,386
Other assets............................................................       --      8,120       --                  8,120
                                                                         -------- ---------- --------   -------   ----------
Sub-total excluding separate account assets.............................    3,260  1,123,173  120,660    (2,102)   1,244,991

Separate account assets (1).............................................   31,957  8,003,029    6,086              8,041,072
                                                                         -------- ---------- --------   -------   ----------

   Total assets......................................................... $ 35,217 $9,126,202 $126,746   $(2,102)  $9,286,063
                                                                         ======== ========== ========   =======   ==========
Future policy benefits..................................................       --         --  131,657        --      131,657
Other liabilities.......................................................       --      2,102       --    (2,102)          --
                                                                         -------- ---------- --------   -------   ----------

Total liabilities....................................................... $     -- $    2,102 $131,657   $(2,102)  $  131,657
                                                                         ======== ========== ========   =======   ==========

                                                                                     As of December 31, 2011 (3)
                                                                         ---------------------------------------------------
                                                                         Level 1   Level 2   Level 3  Netting (2)   Total
                                                                         -------- ---------- -------- ----------- ----------
                                                                                           (in thousands)
Fixed maturities, available for sale:
U.S. Treasury securities and obligations of U.S. government authorities
  and agencies.......................................................... $     -- $   35,938 $     --   $         $   35,938
Obligations of U.S. states and their political subdivisions.............       --      2,826       --                  2,826
Foreign government bonds................................................       --     23,031       --                 23,031
Corporate securities....................................................       --    894,266    1,755                896,021
Asset-backed securities.................................................       --     53,005   18,627                 71,632
Commercial mortgage-backed securities...................................       --     96,006       --                 96,006
Residential mortgage-backed securities..................................       --     94,450       --                 94,450
                                                                         -------- ---------- --------   -------   ----------
   Sub-total............................................................       --  1,199,522   20,382              1,219,904

Trading account assets:
Equity securities.......................................................       --         --    1,569                  1,569
                                                                         -------- ---------- --------   -------   ----------
   Sub-total............................................................       --         --    1,569                  1,569

Equity securities, available for sale:..................................      276         --    1,144                  1,420
Short-term investments..................................................    1,069         --       --                  1,069
Cash equivalents........................................................   10,000     14,381       --                 24,381
Other long-term investments.............................................       --      8,764       18    (2,094)       6,688
Reinsurance recoverables................................................       --         --   53,677                 53,677
Other assets............................................................       --      8,647       --                  8,647
                                                                         -------- ---------- --------   -------   ----------
   Sub-total excluding separate account assets..........................   11,345  1,231,314   76,790    (2,094)   1,317,355

Separate account assets (1).............................................  141,133  6,110,880    5,995              6,258,008
                                                                         -------- ---------- --------   -------   ----------

   Total assets......................................................... $152,478 $7,342,194 $ 82,785   $(2,094)  $7,575,363
                                                                         ======== ========== ========   =======   ==========

Future policy benefits..................................................       --         --   76,996        --       76,996

Other liabilities.......................................................       --      2,094       --    (2,094)          --
                                                                         -------- ---------- --------   -------   ----------

   Total liabilities.................................................... $     -- $    2,094 $ 76,996   $(2,094)  $   76,996
                                                                         ======== ========== ========   =======   ==========

(1)Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account assets classified as Level 3 consist primarily of real estate and real estate investment funds. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Company's Unaudited Interim Statement of Financial Position.
(2)"Netting" amounts represent the impact of offsetting asset and liability positions held within the same counterparty.
(3)Includes reclassifications to conform to current period presentation.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
         Notes to Unaudited Interim Financial Statements - (Continued)
--------------------------------------------------------------------------------


The methods and assumptions the Company uses to estimate the fair value of assets and liabilities measured at fair value on a recurring basis are summarized below.

Fixed Maturity Securities - The fair values of the Company's public fixed maturity securities are generally based on prices obtained from independent pricing services. Prices from pricing services are sourced from multiple vendors, and a vendor hierarchy is maintained by asset type based on historical pricing experience and vendor expertise. The Company generally receives prices from multiple pricing services for each security, but ultimately uses the price from the pricing service highest in the vendor hierarchy based on the respective asset type. Consistent with the fair value hierarchy described above, securities with validated quotes from pricing services are generally reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from third party pricing services is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service. If the pricing service updates the price to be more consistent with the presented market observations, the security remains within Level 2.

Internally-developed valuations or indicative broker quotes are also used to determine fair value in circumstances where vendor pricing is not available, or where the Company ultimately concludes that pricing information received from the independent pricing service is not reflective of market activity. If the Company concludes the values from both pricing services and brokers are not reflective of market activity, it may over-ride the information from the pricing service or broker with an internally-developed valuation. As of September 30, 2012 and December 31, 2011, over-rides on a net basis were not material. These estimates may use significant unobservable inputs, which reflect the Company's own assumptions about the inputs market participants would use in pricing the asset. Pricing service over-rides, internally-developed valuations and indicative broker quotes are generally included in Level 3 in the fair value hierarchy.

The fair value of private fixed maturities, which are comprised of investments in private placement securities, originated by internal private asset managers, are primarily determined using a discounted cash flow model. In cases where these models primarily use observable inputs, the securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model may also incorporate significant unobservable inputs, which reflect the Company's own assumptions about the inputs market participants would use in pricing the asset. In these cases, a Level 3 classification is used.

Private fixed maturities also include debt investments in funds that, in addition to a stated coupon, pay a return based upon the results of the underlying portfolios. The fair values of these securities are determined by reference to the funds' net asset value ("NAV"). Since the NAV at which the funds trade can be observed by redemption and subscription transactions between third parties, the fair values of these investments have been reflected within Level 2 in the fair value hierarchy.

Trading Account Assets - Trading account assets are comprised of perpetual preferred stock whose fair values are determined consistent with similar instruments described below under "Equity Securities."

Equity Securities - Equity securities consist principally of investments in common and preferred stock of publicly traded companies, perpetual preferred stock, privately traded securities, as well as mutual fund shares. The fair values of most publicly traded equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the fair value hierarchy. Estimated fair values for most privately traded equity securities are determined using valuation and discounted cash flow models that require a substantial level of judgment. As these models may use unobservable inputs, most privately traded equity securities are classified within Level 3. The fair values of mutual fund shares that transact regularly (but do not trade in active markets because they are not publicly available) are based on transaction prices of identical fund shares and are classified within Level 2 in the fair value hierarchy. The fair values of perpetual preferred stock are based on inputs obtained from independent pricing services that are primarily based on indicative broker quotes, as the directly observable market inputs are not available. As a result, the fair values of perpetual preferred stock are classified as Level 3.

Derivative Instruments - Derivatives are recorded at fair value either as assets, within "Other long-term investments," or as liabilities, within "Other liabilities," except for embedded derivatives which are recorded with the associated host contract. The fair values of derivative contracts are determined based on quoted prices in active exchanges or through the use of valuation models. The fair values of derivative contracts can be affected by changes in interest rates, foreign exchange rates, credit spreads, market volatility, expected returns, non-performance risk, liquidity and other factors. Liquidity valuation adjustments are made to reflect the cost of exiting significant risk positions, and consider the bid-ask spread, maturity, complexity, and other specific attributes of the underlying derivative position.

The majority of the Company's derivative positions is traded in the over-the-counter ("OTC") derivative market and are classified within Level 2 in the fair value hierarchy. OTC derivatives classified within Level 2 are valued using models that utilize actively quoted or observable market input values from external market data providers, third-party pricing vendors and/or recent trading activity. The Company's policy is to use mid-market pricing in determining its best estimate of fair value. The fair values of most OTC derivatives, including interest rate, cross currency swaps, currency forward contracts and single name credit default swaps are determined using discounted cash flow models. The fair values of European style option contracts are determined using Black-Scholes option pricing models. These models' key inputs include the contractual terms of the respective contract, along with significant observable inputs, including interest rates, currency rates, credit spreads, equity prices, index dividend yields, non-performance risk, volatility and other factors.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
         Notes to Unaudited Interim Financial Statements - (Continued)
--------------------------------------------------------------------------------


To reflect the market's perception of its own and the counterparty's non-performance risk, the Company incorporates additional spreads over London Interbank Offered Rate ("LIBOR") into the discount rate used in determining the fair value of OTC derivative assets and liabilities that are not otherwise collateralized.

Derivatives classified as Level 3 include first-to-default credit basket swaps and other structured products. These derivatives are valued based upon models with some significant unobservable market inputs or inputs from less actively traded markets. The fair values of first to default credit basket swaps are derived from relevant observable inputs (e.g. individual credit default spreads, interest rates and recovery rates), and unobservable model-specific input values such as correlation between different credits within the same basket. Other structured options and derivatives are valued using simulation models such as the Monte Carlo and other techniques. Level 3 methodologies are validated through periodic comparison of the Company's fair values to broker-dealer values. As of September 30, 2012 and December 31, 2011, there were derivatives with the fair value of $0 and $18 thousand classified within Level 3, and all other derivatives were classified within Level 2. See Note 5 for more details on the fair value of derivative instruments by primary underlying.

Cash Equivalents and Short-Term Investments - Cash equivalents and short-term investments include money market instruments, commercial paper and other highly liquid debt instruments. Certain money market instruments are valued using unadjusted quoted prices in active markets that are accessible for identical assets and are primarily classified as Level 1. The remaining instruments in the Cash Equivalents and Short-term Investments category are typically not traded in active markets; however, their fair values are generally based on market observable inputs and, accordingly, these investments have been primarily classified within Level 2 in the fair value hierarchy.

Separate Account Assets - Separate Account Assets include fixed maturity securities, treasuries, equity securities and real estate investments for which values are determined consistent with similar instruments described above under "Fixed Maturity Securities," "Equity Securities" and "Other Long-Term Investments."

Other Assets - Other assets carried at fair value include affiliated bonds within our legal entity whose fair value are determined consistent with similar securities described above under "Fixed Maturity Securities" managed by affiliated asset managers.

Reinsurance Recoverables - Reinsurance recoverables carried at fair value include the reinsurance of our living benefit guarantees on certain of our variable annuities. These reinsurance recoverables are valued in the same manner as the living benefit guarantees as described below in "Future Policy Benefits".

Future Policy Benefits - The liability for future policy benefits primarily includes general account liabilities for guarantees on variable annuity contracts, including guaranteed minimum accumulation benefits ("GMAB"), guaranteed minimum withdrawal benefits ("GMWB") and guaranteed minimum income and withdrawal benefits ("GMIWB"), accounted for as embedded derivatives. The fair values of the GMAB, GMWB, and GMIWB liabilities are calculated as the present value of future expected benefit payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature. This methodology could result in either a liability or contra-liability balance, given changing capital market conditions and various policyholder behavior assumptions. Since there is no observable active market for the transfer of these obligations, the valuations are calculated using internally developed models with option pricing techniques. The models are based on a risk neutral valuation framework and incorporate premiums for risks inherent in valuation techniques, inputs, and the general uncertainty around the timing and amount of future cash flows. The determination of these risk premiums requires the use of management judgment.

The significant inputs to the valuation models for the embedded derivatives associated with the optional living benefit features of the Company's variable annuity products include capital market assumptions, such as interest rate and implied volatility assumptions, the Company's market-perceived risk of its own non-performance ("NPR"), as well as various assumptions that are actuarially determined, including lapse rates, benefit utilization rates, withdrawal rates, and mortality rates. Since many of these assumptions are unobservable and are considered to be significant inputs to the liability valuation, the liability included in future policy benefits has been reflected within Level 3 in the fair value hierarchy.

Capital market inputs and actual policyholders' account values are updated each quarter based on capital market conditions as of the end of the quarter, including interest rates, equity markets, and implied volatility. In the risk neutral valuation, interest rates are used to both grow the policyholders' account values as well as discount all projected future cash flows. The Company's discount rate assumption is based on the LIBOR swap curve, and is adjusted for NPR, as discussed below. Assuming all other assumptions remain unchanged, a decline in interest rates will generally cause account values to grow more slowly, increasing future expected benefit payments, as well as decreasing the discounting impact in the present value calculation, both of which would cause increases in the fair value of the liability. The opposite impacts occur as interest rates rise. Implied volatility also impacts the estimate of future expected benefit payments, as discussed below.

Actuarial assumptions are reviewed at least annually, and updated based upon historical experience giving consideration to any observable market data, including available industry studies or market transactions such as acquisitions and reinsurance transactions. Assumptions relating to contractholder behavior such as lapse, benefit utilization, withdrawal, and mortality rates, are based on experience by product type and/or year of contract issuance, as well as available industry studies. Unless a material change in contractholder behavior or mortality experience that the Company feels is indicative of a long term trend is observed in an interim periods, assumptions related to contractholder behavior and mortality are generally updated in the third quarter of each year by considering recent experience that has occurred during the period from the most recent update to the expected amounts or updates to industry studies. These assumptions require the use of management judgment and are discussed in further detail below.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
         Notes to Unaudited Interim Financial Statements - (Continued)
--------------------------------------------------------------------------------

Level 3 Assets and Liabilities by Price Source - The table below presents the balances of Level 3 assets and liabilities measured at fair value with their corresponding pricing sources.

                                                     As of September 30, 2012
                                                ----------------------------------
                                                Internal (1) External (2)  Total
                                                ------------ ------------ --------
                                                          (in thousands)
Corporate securities...........................      5,565         921       6,486
Asset-backed securities........................        248      14,085      14,333
Equity securities..............................      1,065       1,390       2,455
Reinsurance Recoverable........................     97,386          --      97,386
                                                  --------     -------    --------
   Sub-total excluding separate account assets.    104,264      16,396     120,660

Separate account assets........................      6,086          --       6,086
                                                  --------     -------    --------
       Total assets............................   $110,350     $16,396    $126,746
                                                  ========     =======    ========
Future policy benefits.........................   $131,657     $    --    $131,657
                                                  --------     -------    --------
       Total liabilities.......................   $131,657     $    --    $131,657
                                                  ========     =======    ========

(1)Represents valuations reflecting both internally-derived and market inputs, as well as third-party pricing information or quotes. See below for additional information related to internally-developed valuation for significant items in the above table.
(2)Represents unadjusted prices from independent pricing services and independent indicative broker quotes where pricing inputs are not readily available.

Quantitative Information Regarding Internally Priced Level 3 Assets and Liabilities - The table below presents quantitative information on significant internally-priced Level 3 assets and liabilities for which the investment risks associated with market value changes are borne by the Company.

                                                        As of September 30, 2012
                          ------------------------------------------------------------------------------------
                          Fair Value Valuation Techniques    Unobservable Inputs    Range (Weighted Average)
                          ---------- --------------------- ------------------------ --------------------------
                                                             (in thousands)

Assets:

Corporate securities.....  $  5,565  Discounted cash flow  Discount rate            $12.00% - 17.50% (13.61%)

                                     Liquidation           Liquidation value                25% (25%)

Reinsurance recoverables.  $ 97,386  Fair values are determined in the same manner as future policy benefits

Liabilities:

Future policy benefits...  $131,657  Discounted cash flow  Lapse rate                       0% - 14%
                                                           NPR spread                     0.24% - 1.82%
                                                           Utilization rate                 70% - 94%
                                                           Withdrawal rate                 85% - 100%
                                                           Mortality rate (1)               0% - 13%
                                                           Equity Volatility curve          19% - 34%

(1)Range reflects the mortality rate for the vast majority of business with living benefits, with policyholders ranging from 35 to 90 years old. While the majority of living benefits have a minimum age requirement, certain benefits do not have an age restriction. This results in contractholders for certain benefits with mortality rates approaching 0%.

Sensitivity to Changes in Unobservable Inputs - The following is a general description of sensitivities of significant unobservable inputs and their impact on the fair value measurement for the assets and liabilities reflected in the table above

Corporate Securities - Internally priced corporate securities classified in Level 3 include certain below investment grade watchlist and distressed fixed maturity securities. For securities where discounted cash flows are used, the primary unobservable input is an internally developed discount rate. Significant increases (decreases) in the discount rate would result in a significantly lower (higher) fair value measurement. In certain cases, the Company uses an estimated liquidation value of the borrower or underlying assets. In isolation, an increase (decrease) in the value of these inputs would result in a higher (lower) fair value measurement.

Reinsurance Recoverables - Reinsurance recoverables carried at fair value include the reinsurance of our living benefit guarantees on certain of our variable annuities. These reinsurance recoverables covering these guarantees are valued in the same manner as the living benefit guarantees as described below in "Future Policy Benefits".

Future Policy Benefits - Future policy benefits classified as Level 3 are calculated using internally-developed models with option pricing techniques. The models are based on a risk neutral valuation framework and incorporate premiums for risks inherent in valuation techniques, inputs,

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
         Notes to Unaudited Interim Financial Statements - (Continued)
--------------------------------------------------------------------------------

and the general uncertainty around the timing and amount of future cash flows. As described above, the significant unobservable inputs to the valuation models for the embedded derivatives associated with the optional living benefit features of the Company's variable annuity products include various assumptions that are actuarially determined, including lapse rates, benefit utilization rates, withdrawal rates and mortality rates as well as volatility assumptions and assumptions used to reflect NPR.

The Company's dynamic lapse rate assumption adjusts the base lapse rate at the contract level based on a comparison of the actuarially calculated guaranteed amount and the current policyholder account value as well as other factors, such as the applicability of any surrender charges. The dynamic lapse adjustment reduces the base lapse rate based on the magnitude of the difference between the guaranteed amount and the account value. In-the-money contracts are those with a guaranteed benefit in excess of the current policyholder account value. Since in-the-money contracts are less likely to lapse, the dynamic lapse adjustment will reduce the lapse rate assumption for these contracts. For less in the money contracts, the lapse rate assumption will be closer to the base lapse rate. Lapse rates are also generally assumed to be lower for the period where surrender charges apply. A higher base lapse rate is applied to contracts in the year the surrender charge period expires.

To reflect NPR, the Company incorporates an additional spread over LIBOR into the discount rate used in the valuations of the embedded derivatives associated with its optional living benefit features. Since insurance liabilities are senior to debt, the Company believes that reflecting the financial strength ratings of the Company in the valuation of the liability or asset appropriately takes into consideration NPR. The additional spread over LIBOR is determined taking into consideration publicly available information relating to the financial strength of the Company. The Company adjusts these credit spreads to remove any illiquidity risk premium, which is subject to a floor based on a percentage of the credit spread. This additional spread, as mentioned in the table above, is applied at an individual contract level and only to those individual living benefit contracts in a liability position and generally not to those in a contra-liability position. An increase in the spread over LIBOR increases the discounting impact in the present value calculation and will generally cause a decrease in the fair value of the liability.

The Company's benefit utilization rate assumption estimates the percentage of contracts that will utilize the benefit during the contract duration, including the estimated timing of the first lifetime income withdrawal by the contractholder. These assumptions vary based on the product type, the age of the contractholder, and the age of the contract. The utilization rate varies by product, based on the availability of an enhanced guarantee after a certain waiting period. For example, the utilization rates for a product with the opportunity to double the guaranteed value after a 10, 12 or 20 year accumulation period are adjusted based on contractholder experience related to such enhancement. Generally, the Company assumes a certain percentage of contractholders will utilize the guaranteed benefit (depending on the product type, contractholder age and contract age) and will begin lifetime withdrawals at various time intervals from contract inception with the remaining contractholders either beginning lifetime withdrawals immediately or never utilizing the benefit. The impact of changes in these assumptions is highly dependent on the contract type and age of the contractholder at the time of the sale and the timing of the first lifetime income withdrawal.

The Company's withdrawal rate assumption estimates the magnitude of annual contractholder withdrawals relative to the maximum allowable amount under the contract. Larger differences in the withdrawal rate assumption compared to the contractual guaranteed income withdrawal percentage, either positive or negative, will generally result in a decrease in the fair value of the liability. Prior to the exhaustion of the contractholder's total account value the Company assumes contractholders will withdraw a certain percentage of the maximum allowable amount under the contract and will withdraw the maximum once the contractholder account value is completely exhausted.

Based on historical experience the Company applies a set of age specific mortality rate adjustments compared to standard industry tables. For newly issued contracts, lower mortality rates are assumed in early durations. A mortality improvement assumption is also incorporated into the overall mortality table. Since the variable annuity living benefits generally provide for a minimum withdrawal benefit for life, increases in mortality rates will decrease the fair value of the liability, with the reverse being true with decreases in mortality rates.

Market volatility also impacts the estimate of future expected benefit payments. The Company uses an equity volatility curve based on third party inputs. The curve starts with first year implied volatility and grades to a long-term realized volatility. The first year implied volatility determines the overall slope of the equity volatility curve. An increase in implied volatility will generally increase future expected benefit payments, causing an increase in the fair value of the liability.

Separate Account Assets - In addition to the significant internally-priced Level 3 assets and liabilities presented and described above, the Company also has internally-priced separate account assets reported within Level 3. Changes in the fair value of separate account assets are borne by customers and thus are offset by changes in separate account liabilities on the Company's Unaudited Interim Statement of Financial Position. As a result, changes in value associated with these investments do not impact the Company's Unaudited Interim Statement of Operations. In addition, fees earned by the Company related to the management of most separate account assets classified as Level 3 do not change due to changes in the fair value of these investments. Quantitative information about significant internally-priced Level 3 separate account assets is as follows:

Other Invested Assets - Separate account assets include $6.1 million of investments in real estate fund as of September 30, 2012 that are classified as Level 3 and reported at fair value which is determined by the Company's equity in net assets of the entities. Fair value estimates of real estate are based on property appraisal reports prepared by independent real estate appraisers. Key inputs and assumptions to the appraisal process include rental income and expense amounts, related growth rates, discount rates and capitalization rates. Because of the subjective nature of inputs and the judgment involved in the appraisal process, real estate investments are typically included in the Level 3 Classification. Key unobservable inputs to real estate valuation include capitalization rates, which range from 5.5% to 9.5% (7.5% weighted average) and discount rates, which range from 7.0% to 11.5% (8.5% weighted average).

Transfers between Levels 1 and 2 - During the nine months ended September 30, 2012, $2.7 million of equity securities, available for sale transferred from Level 1 to Level 2. The assets that transferred were mutual funds that were priced on a net asset value. This transfer was the result of an ongoing monitoring assessment of pricing inputs to ensure appropriateness of the level classification in the fair value hierarchy. There were no transfers between Levels 1 and 2 for the three and nine months ended September 30, 2011.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
         Notes to Unaudited Interim Financial Statements - (Continued)
--------------------------------------------------------------------------------


Changes in Level 3 assets and liabilities - The following tables provide summaries of the changes in fair values of Level 3 assets and liabilities as of the dates indicated, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities still held at the end of their respective periods.

                                                                        Three Months Ended September 30, 2012
                                                     --------------------------------------------------------------------------
                                                                                          Fixed
                                                                                        Maturity
                                                                            Fixed     Available For
                                                                         Maturities      Sale -
                                                      Fixed Maturities  Available For  Commercial      Trading        Equity
                                                     Available For Sale Sale - Asset-   mortgage-   Account Assets  Securities,
                                                        - Corporate        Backed        backed        - Equity    Available for
                                                         Securities      Securities    securities     Securities       Sale
                                                     ------------------ ------------- ------------- -------------- -------------
                                                                                   (in thousands)
Fair Value, beginning of period
  assets/(liabilities)..............................      $ 7,346          $16,129      $   2,666       $1,564        $1,086
   Total gains (losses)
     (realized/unrealized):
       Included in earnings:
          Realized investment gains
            (losses), net...........................         (218)              --             --           --           (31)
          Asset management fees and other
            income..................................           --               --             --         (173)           --
          Interest credited to
            policyholders' account balances.........           --               --             --           --            --
          Included in other comprehensive
            income (loss)...........................          122               46           (170)          --             9
   Net investment income............................            7               77             --           --            --
   Purchases........................................           14               --             --           --            --
   Sales............................................           --               --             --           --            --
   Issuances........................................           --               --             --           --            --
   Settlements......................................         (785)          (2,119)        (2,496)          --            --
   Transfers into Level 3 (2).......................           --              200             --           --            --
   Transfers out of Level 3 (2).....................           --               --             --           --            --
                                                          -------          -------      ---------       ------        ------
Fair Value, end of period
  assets/(liabilities)..............................      $ 6,486          $14,333      $      --       $1,391        $1,064
                                                          =======          =======      =========       ======        ======

Unrealized gains (losses) for the period
  relating to those Level 3 assets that were
  still held at the end of the period (3):
       Included in earnings:
          Realized investment gains
            (losses), net...........................      $    --          $    --      $      --       $   --        $   --
          Asset management fees and other
            income..................................      $    --          $    --      $      --       $ (173)       $   --
          Interest credited to
            policyholders' account balances.........      $    --          $    --      $      --       $   --        $   --

                                                         Three Months Ended September 30, 2012
                                                     ---------------------------------------------
                                                                          Separate
                                                        Reinsurance        Account    Future Policy
                                                        Recoverables     Assets (1)     Benefits
                                                     ------------------ ------------- -------------
                                                                                   (in thousands)
Fair Value, beginning of period
  assets/(liabilities)..............................      $66,642          $ 6,039      $ (90,556)
   Total gains (losses)
     (realized/unrealized):
       Included in earnings:
          Realized investment gains
            (losses), net...........................       23,057               --        (31,375)
          Asset management fees and other
            income..................................           --               --             --
          Interest credited to
            policyholders' account balances.........           --               47             --
       Included in other comprehensive income.......           --               --             --
   Net investment income............................           --               --             --
   Purchases........................................        7,687               --             --
   Sales............................................           --               --             --
   Issuances........................................           --               --         (9,726)
   Settlements......................................           --               --             --
   Transfers into Level 3 (2).......................           --               --             --
   Transfers out of Level 3 (2).....................           --               --             --
                                                          -------          -------      ---------
Fair Value, end of period
  assets/(liabilities)..............................      $97,386          $ 6,086      $(131,657)
                                                          =======          =======      =========

Unrealized gains (losses) for the period
  relating to those Level 3 assets that were
  still held at the end of the period (3):
       Included in earnings:
          Realized investment gains
            (losses), net...........................      $23,505          $    --      $ (31,923)
          Asset management fees and other
            income..................................      $    --          $    --      $      --
          Interest credited to
            policyholders' account balances.........      $    --          $    46      $      --

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
         Notes to Unaudited Interim Financial Statements - (Continued)
--------------------------------------------------------------------------------


                                                                        Nine Months Ended September 30, 2012
                                                     --------------------------------------------------------------------------
                                                                                          Fixed
                                                                                       Maturities
                                                                            Fixed     Available For
                                                                         Maturities      Sale -
                                                      Fixed Maturities  Available For  Commercial      Trading        Equity
                                                     Available For Sale Sale - Asset-   mortgage-   Account Assets  Securities,
                                                        - Corporate        Backed        backed        - Equity    Available for
                                                         Securities      Securities    securities     Securities       Sale
                                                     ------------------ ------------- ------------- -------------- -------------
                                                                                   (in thousands)
Fair Value, beginning of period
  assets/(liabilities)..............................      $ 1,755          $18,627       $    --      $   1,569       $1,144
   Total gains (losses)
     (realized/unrealized):
       Included in earnings:
          Realized investment gains
            (losses), net...........................         (718)              76            --             --          (63)
          Asset management fees and other
            income..................................           --               --            --           (178)          --
          Interest credited to
            policyholders' account balances.........           --               --            --             --           --
          Included in other comprehensive
            income (loss)...........................          119              316          (127)            --          (17)
   Net investment income............................            4              275            --             --           --
   Purchases........................................        4,636               --            --             --           --
   Sales............................................          (30)              --            --             --           --
   Issuances........................................           --               --            --             --           --
   Settlements......................................       (1,082)          (4,897)       (2,496)            --           --
   Transfers into Level 3 (2).......................        4,826              200         2,623             --           --
   Transfers out of Level 3 (2).....................       (3,024)            (264)           --             --           --
                                                          -------          -------       -------      ---------       ------
Fair Value, end of period
  assets/(liabilities)..............................      $ 6,486          $14,333       $    --      $   1,391       $1,064
                                                          =======          =======       =======      =========       ======

Unrealized gains (losses) for the period
  relating to those Level 3 assets that were
  still held at the end of the period (3):
       Included in earnings:
          Realized investment gains
            (losses), net...........................      $    --          $    --       $    --      $      --       $   --
          Asset management fees and other
            income..................................      $    --          $    --       $    --      $    (179)      $   --
          Interest credited to
            policyholders' account balances.........      $    --          $    --       $    --      $      --       $   --

                                                                 Nine Months Ended September 30, 2012
                                                     ------------------------------------------------------------
                                                                                        Separate
                                                      Other Long-Term    Reinsurance     Account    Future Policy
                                                        Investments     Recoverables   Assets (1)      Benefits
                                                     ------------------ ------------- ------------- --------------
                                                                                   (in thousands)
Fair Value, beginning of period
  assets/(liabilities)..............................      $    18          $53,677       $ 5,995      $ (76,996)
   Total gains (losses)
     (realized/unrealized):
       Included in earnings:
          Realized investment gains
            (losses), net...........................          (18)          22,842            --        (27,839)
          Asset management fees and other
            income..................................           --               --            --             --
          Interest credited to
            policyholders' account balances.........           --               --            91             --
       Included in other comprehensive income.......           --               --            --             --
   Net investment income............................           --               --            --             --
   Purchases........................................           --           20,867            --             --
   Sales............................................           --               --            --             --
   Issuances........................................           --               --            --        (26,822)
   Settlements......................................           --               --            --             --
   Transfers into Level 3 (2).......................           --               --            --             --
   Transfers out of Level 3 (2).....................           --               --            --             --
                                                          -------          -------       -------      ---------
Fair Value, end of period
  assets/(liabilities)..............................      $    --          $97,386       $ 6,086      $(131,657)
                                                          =======          =======       =======      =========

Unrealized gains (losses) for the period
  relating to those Level 3 assets that were
  still held at the end of the period (3):
       Included in earnings:
          Realized investment gains
            (losses), net...........................      $    --          $23,273       $    --      $ (28,616)
          Asset management fees and other
            income..................................      $    --          $    --       $    --      $      --
          Interest credited to
            policyholders' account balances.........      $    --          $    --       $    90      $      --

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
         Notes to Unaudited Interim Financial Statements - (Continued)
--------------------------------------------------------------------------------


                                                                         Three Months Ended September 30, 2011
                                                       -------------------------------------------------------------------------
                                                                                          Fixed
                                                                                       Maturities,
                                                                            Fixed     Available For
                                                                         Maturities      Sale -
                                                       Fixed Maturities Available For  Commercial      Equity        Trading
                                                        Available For   Sale - Asset-   Mortgage-    Securities,  Account Assets
                                                       Sale - Corporate    Backed        Backed     Available for    - Equity
                                                          Securities     Securities    Securities       Sale        Securities
                                                       ---------------- ------------- ------------- ------------- --------------
                                                                                    (in thousands)
Fair Value, beginning of period
  assets/(liabilities)................................     $ 5,680         $21,670      $   5,019      $ 1,762        $   --
   Total gains (losses) (realized/unrealized):
       Included in earnings:
          Realized investment gains (losses),
            net.......................................           2                             --          (74)           --
          Asset management fees and other
            income....................................          --              --             --           --            15
          Interest credited to policyholders'
            account balances..........................          --              --             --           --            --
       Included in other comprehensive income
         (loss).......................................         (45)            (93)            --           43            --
   Net investment income..............................          (4)             71             --           --            --
   Purchases..........................................          --              --             --        1,000            --
   Sales..............................................          --              --             --           --            --
   Issuances..........................................          12              --             --           --            --
   Settlements........................................         (32)         (1,923)            --           --            --
   Transfers into Level 3 (2).........................          --              --             --           --            --
   Transfers out of Level 3 (2).......................      (3,872)             --         (5,019)          --            --
   Other (4)..........................................          --              --             --       (1,530)        1,529
                                                           -------         -------      ---------      -------        ------
Fair Value, end of period assets/(liabilities)........     $ 1,741         $19,725      $      --      $ 1,201        $1,544
                                                           =======         =======      =========      =======        ======

Unrealized gains (losses) for the period
  relating to those Level 3 assets that were
  still held at the end of the period (3):
       Included in earnings:
          Realized investment gains (losses),
            net.......................................     $    --         $    --      $      --      $   (74)       $   --
          Asset management fees and other
            income....................................     $    --         $    --      $      --      $    --        $   15
          Interest credited to policyholders'
            account balances..........................     $    --         $    --      $      --      $    --        $   --

                                                                         Three Months Ended September 30, 2011
                                                       -------------------------------------------------------------------------
                                                                          Separate                      Other
                                                         Reinsurance       Account    Future Policy   Long-Term
                                                         Recoverables    Assets (1)     Benefits     Investments
                                                       ---------------- ------------- ------------- -------------
                                                                             (in thousands)
Fair Value, beginning of period
  assets/(liabilities)................................     $ 9,457         $ 5,703      $  53,827      $    34
   Total gains (losses) (realized/unrealized):
       Included in earnings:
          Realized investment gains (losses),
            net.......................................      16,992              --       (128,818)          12
          Interest credited to policyholders'
            account balances..........................                         123             --           --
       Included in other comprehensive income
         (loss).......................................          --              --             --           --
   Net investment income..............................          --              --             --           --
   Purchases..........................................         321              --             --           --
   Sales..............................................          --              --             --           --
   Issuances..........................................          --              --         (6,236)          --
   Settlements........................................          --              --             --           --
   Transfers into Level 3 (2).........................          --              --             --           --
   Transfers out of Level 3 (2).......................          --              --             --           --
                                                           -------         -------      ---------      -------
Fair Value, end of period assets/(liabilities)........     $26,770         $ 5,826        (81,227)          46
                                                           =======         =======      =========      =======

Unrealized gains (losses) for the period
  relating to those Level 3 assets that were
  still held at the end of the period (3):
       Included in earnings:
          Realized investment gains (losses),
            net.......................................     $17,035         $    --      $(128,701)     $    12
          Asset management fees and other
            income....................................     $    --         $    --      $      --      $    --
          Interest credited to policyholders'
            account balances..........................     $    --         $   123      $      --      $    --

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
         Notes to Unaudited Interim Financial Statements - (Continued)
--------------------------------------------------------------------------------


                                                                          Nine Months Ended September 30, 2011
                                                       --------------------------------------------------------------------------
                                                                                          Fixed
                                                                                       Maturities,
                                                                            Fixed     Available For
                                                                         Maturities      Sale -
                                                       Fixed Maturities Available For  Commercial      Equity
                                                        Available For   Sale - Asset-   Mortgage-    Securities,       Other
                                                       Sale - Corporate    Backed        Backed     Available for    Long-Term
                                                          Securities     Securities    Securities       Sale        Investments
                                                       ---------------- ------------- ------------- ------------- ---------------
                                                                                     (in thousands)
Fair Value, beginning of period
  assets/(liabilities)................................     $ 3,636         $16,619       $    --      $     255       $   --
   Total gains (losses) (realized/unrealized):
       Included in earnings:
          Realized investment gains (losses),
            net.......................................           2              --            --           (454)          46
          Asset management fees and other
            income....................................          --              --            --             --           --
       Included in other comprehensive income
         (loss).......................................         (97)              8            --            394           --
   Net investment income..............................          62             191            --             --           --
   Purchases..........................................       1,297          11,089         5,019          1,000           --
   Sales..............................................         (99)             --            --             --           --
   Issuances..........................................          60              --            --             --           --
   Settlements........................................        (148)         (4,217)           --             --           --
   Transfers into Level 3 (2).........................         900              --            --          1,536           --
   Transfers out of Level 3 (2).......................      (3,872)         (3,965)       (5,019)            --           --
   Other (4)..........................................          --              --            --         (1,530)          --
                                                           -------         -------       -------      ---------       ------
Fair Value, end of period assets/(liabilities)........     $ 1,741         $19,725       $    --      $   1,201       $   46
                                                           =======         =======       =======      =========       ======

Unrealized gains (losses) for the period
  relating to those Level 3 assets that were
  still held at the end of the period (3):
       Included in earnings:
          Realized investment gains (losses),
            net.......................................     $    --         $    --       $    --      $    (454)      $   42
          Asset management fees and other
            income....................................     $    --         $    --       $    --      $      --       $   --
          Interest credited to policyholders'
            account balances..........................     $    --         $    --       $    --      $      --       $   --

                                                                          Nine Months Ended September 30, 2011
                                                       --------------------------------------------------------------------------
                                                                                        Separate                  Trading Account
                                                         Reinsurance                     Account    Future Policy Assets - Equity
                                                         Recoverables   Other Assets   Assets (1)     Benefits      Securities
                                                       ---------------- ------------- ------------- ------------- ---------------
                                                                                     (in thousands)
Fair Value, beginning of period
  assets/(liabilities)................................     $11,108         $ 5,888         5,393      $  41,316       $   --
   Total gains (losses) (realized/unrealized):
       Included in earnings:
          Realized investment gains (losses),
            net.......................................      14,567              --            --       (105,847)          --
          Asset management fees and other
            income....................................                          --            --             --           15
          Interest credited to policyholders'
            account balances..........................          --                           433             --           --
       Included in other comprehensive income.........          --             (13)           --             --           --
   Net investment income..............................          --              --            --             --           --
   Purchases..........................................       1,095             104            --             --           --
   Sales..............................................          --              --            --             --           --
   Issuances..........................................          --              --            --        (16,696)          --
   Settlements........................................          --              --            --             --           --
   Transfers into Level 3 (2).........................          --              --            --             --           --
   Transfers out of Level 3 (2).......................          --          (5,979)           --             --           --
   Other (4)..........................................          --              --            --             --        1,529
                                                           -------         -------       -------      ---------       ------
Fair Value, end of period assets/(liabilities)........     $26,770         $    --       $ 5,826        (81,227)       1,544
                                                           =======         =======       =======      =========       ======

Unrealized gains (losses) for the period
  relating to those Level 3 assets that were
  still held at the end of the period (3):
       Included in earnings:
          Realized investment gains (losses),
            net.......................................     $14,696         $    --       $    --      $(105,419)      $   --
          Asset management fees and other
            income....................................     $    --         $    --       $    --      $      --       $   15
          Interest credited to policyholders'
            account balances..........................     $    --         $    --       $   433      $      --       $   --

(1)Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Company's Unaudited Interim Statement of Financial Position.
(2)Transfers into or out of Level 3 are generally reported as the value as of the beginning of the quarter in which the transfer occurs.
(3)Unrealized gains or losses related to assets still held at the end of the period do not include amortization or accretion of premiums and discounts.
(4)Other primarily represents reclasses of certain assets between reporting categories.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
         Notes to Unaudited Interim Financial Statements - (Continued)
--------------------------------------------------------------------------------


Transfers - Transfers into Level 3 are generally the result of unobservable inputs utilized within valuation methodologies and the use of broker quotes (that cannot be validated) for which information from third party pricing services (that can be validated) was previously utilized. Transfers out of Level 3 are generally due to the use of observable inputs in valuation methodologies as well as the utilization of pricing service information for certain assets that the Company is able to validate. Other significant transfers into and/or out of Level 3 are discussed below:

For the nine months ended September 30, 2011 the majority of the Equity Securities Available for Sale transfers into Level 3 were due to the determination that the pricing inputs for perpetual preferred stocks provided by third party pricing services were primarily based on indicative broker quotes which could not always be verified against directly observable market information. Perpetual preferred stocks were included in Equity Securities Available for Sale and subsequently transferred to Trading Account Assets.

Fair Value of Financial Instruments

The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value. However, in some cases, as described below, the carrying amount equals or approximates fair value.

                                                                        September 30, 2012                December 31, 2011
                                                           --------------------------------------------- -------------------
                                                                                               Carrying             Carrying
                                                                       Fair Value             Amount (1) Fair Value  Amount
                                                           ---------------------------------- ---------- ---------- --------
                                                           Level 1 Level 2  Level 3   Total     Total      Total     Total
                                                           ------- -------- -------- -------- ---------- ---------- --------
                                                                          (in thousands)
Assets:
   Commercial mortgage and other loans.................... $   --  $     -- $244,311 $244,311  $227,924   $247,865  $230,201
   Policy loans...........................................     --        --  250,324  250,324   171,661    235,706   177,162
   Cash...................................................  2,721        --       --    2,721     2,721      2,342     2,342
   Accrued investment income..............................     --    14,856       --   14,856    14,856     17,275    17,275
   Other assets...........................................     --    26,038       --   26,038    25,874     19,763    19,486
                                                           ------  -------- -------- --------  --------   --------  --------
       Total assets....................................... $2,721  $ 40,894 $494,635 $538,250  $443,036   $522,951  $446,466
                                                           ======  ======== ======== ========  ========   ========  ========

Liabilities:
   Policyholders' Account Balances - Investment Contracts.     --   115,764   14,932  130,696   130,869    113,010   113,938
   Cash collateral for loaned securities..................     --     4,156       --    4,156     4,156     17,012    17,012
   Securities sold under agreement to repurchase..........     --        --       --       --        --      3,216     3,216
   Short-term debt........................................     --    27,040       --   27,040    27,010     26,027    26,000
   Long-term debt.........................................     --    46,147       --   46,147    44,000     44,266    44,000
   Other liabilities......................................     --    37,042       --   37,042    37,042     30,728    30,728
                                                           ------  -------- -------- --------  --------   --------  --------
       Total liabilities.................................. $   --  $230,149 $ 14,932 $245,081  $243,077   $234,259  $234,894
                                                           ======  ======== ======== ========  ========   ========  ========

(1)Carrying values presented herein differ from those in the Company's Unaudited Interim Statement of Financial Position because certain items within the respective financial statement captions are not considered financial instruments or out of scope under authoritative guidance relating to disclosures of the fair value of financial instruments. Financial statement captions excluded from the above table are not considered financial instruments.

The fair values presented above for those financial instruments have been determined by using available market information and by applying market valuation methodologies, as described in more detail below.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
         Notes to Unaudited Interim Financial Statements - (Continued)
--------------------------------------------------------------------------------


Commercial Mortgage and Other Loans

The fair value of most commercial mortgage loans is based upon the present value of the expected future cash flows discounted at the appropriate U.S. Treasury rate plus an appropriate credit spread for similar quality loans. The quality ratings for these loans, a primary determinant of the credit spreads and a significant component of the pricing process, are based on an internally-developed methodology.

Policy Loans

The fair value of policy loans is calculated using a discounted cash flow model based upon current U.S. Treasury rates and historical loan repayment patterns.

Cash, Accrued Investment Income and Other Assets

The Company believes that due to the short-term nature of certain assets, the carrying value approximates fair value. These assets include: cash, accrued investment income, and other assets that meet the definition of financial instruments, including receivables, such as unsettled trades and accounts receivable. Also included in other assets is an affiliated note whose fair value is determined in the same manner as the underlying debt described below under "Short-Term and Long-Term Debt".

Policyholders' Account Balances - Investment Contracts

Only the portion of policyholders' account balances related to products that are investment contracts (those without significant mortality or morbidity risk) are reflected in the table above. For fixed deferred annuities, payout annuities and other similar contracts without life contingencies, fair values are derived using discounted projected cash flows based on interest rates that are representative of the Company's financial strength ratings, and hence reflect the Company's own non-performance risk. For those balances that can be withdrawn by the customer at any time without prior notice or penalty, the fair value is the amount estimated to be payable to the customer as of the reporting date, which is generally the carrying value.

Cash Collateral for Loaned Securities

This represents the collateral received or paid in connection with loaning or borrowing securities. For these transactions, the carrying value of the related asset/liability approximates fair value as they equal the amount of cash collateral received/paid.

Securities Sold under Agreements to Repurchase

The Company receives collateral for selling securities under agreements to repurchase or pledges collateral under agreements to resell. Repurchase and resale agreements are also generally short-term in nature, and therefore, the carrying amounts of these instruments approximate fair value.

Short-Term and Long-Term Debt

The fair value of short-term and long-term debt is generally determined by either prices obtained from independent pricing services, which are validated by the Company, or discounted cash flow models. These fair values consider the Company's own non-performance risk. Discounted cash flow models predominately use market observable inputs such as the borrowing rates currently available to the Company for debt and financial instruments with similar terms and remaining maturities. For commercial paper issuances and other debt with a maturity of less than 90 days, the carrying value approximates fair value.

Other Liabilities

Other liabilities are primarily payables, such as drafts, escrow deposits and accrued expense payables. Due to the short term until settlement of most of these liabilities, the Company believes that carrying value approximates fair value.

5. DERIVATIVE INSTRUMENTS

Types of Derivative Instruments and Derivative Strategies

Interest Rate Contracts

Interest rate swaps are used by the Company to manage interest rate exposures arising from mismatches between assets and liabilities (including duration mismatches) and to hedge against changes in the value of assets it anticipates acquiring and other anticipated transactions and commitments. Swaps may be attributed to specific assets or liabilities or may be used on a portfolio basis. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed upon notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty at each due date.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
         Notes to Unaudited Interim Financial Statements - (Continued)
--------------------------------------------------------------------------------


Equity Contracts

Equity index options are contracts which will settle in cash based on differentials in the underlying indices at the time of exercise and the strike price. The Company uses combinations of purchases and sales of equity index options to hedge the effects of adverse changes in equity indices within a predetermined range. These hedges do not qualify for hedge accounting.

Foreign Exchange Contracts

Currency derivatives, including currency swaps, are used by the Company to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company either holds or intends to acquire or sell.

Under currency swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between one currency and another at an exchange rate and calculated by reference to an agreed principal amount. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty for payments made in the same currency at each due date.

Credit Contracts

Credit derivatives are used by the Company to enhance the return on the Company's investment portfolio by creating credit exposure similar to an investment in public fixed maturity cash instruments. With credit derivatives the Company can sell credit protection on an identified name, or a basket of names in a first to default structure, and in return receive a quarterly premium. With first to default baskets, the premium generally corresponds to a high proportion of the sum of the credit spreads of the names in the basket. If there is an event of default by the referenced name or one of the referenced names in a basket, as defined by the agreement, then the Company is obligated to pay the counterparty the referenced amount of the contract and receive in return the referenced defaulted security or similar security. See credit derivatives written section for discussion of guarantees related to credit derivatives written. In addition to selling credit protection, the Company may purchase credit protection using credit derivatives in order to hedge specific credit exposures in the Company's investment portfolio.

Embedded Derivatives

The Company sells variable annuity contracts that include certain optional living benefit features that are accounted for as embedded derivatives. The Company has reinsurance agreements to transfer the risk related to certain of these embedded derivatives to an affiliate, Pruco Re. The embedded derivatives related to the living benefit features and the related reinsurance agreements are carried at fair value. Mark-to-market changes in the fair value of the underlying contractual guarantees are determined using valuation models as described in Note 7, and are recorded in "Realized investment gains (losses), net."

The fair value of the living benefit feature embedded derivatives included in "Future policy benefits" was a liability of $132 million and $77 million as of September 30, 2012 and December 31, 2011, respectively. The fair value of the embedded derivatives related to the reinsurance of certain of these benefits to Pruco Re included in "Reinsurance recoverables" was an asset of $97 million and $54 million as of September 30, 2012 and December 31, 2011, respectively.

The Company invests in fixed maturities that, in addition to a stated coupon, provide a return based upon the results of an underlying portfolio of fixed income investments and related investment activity. The Company accounts for these investments as available-for-sale fixed maturities containing embedded derivatives. Such embedded derivatives are marked to market through "Realized investment gains (losses), net," based upon the change in value of the underlying portfolio.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
         Notes to Unaudited Interim Financial Statements - (Continued)
--------------------------------------------------------------------------------


The table below provides a summary of the gross notional amount and fair value of derivatives contracts, excluding embedded derivatives which are recorded with the associated host, by the primary underlying. Many derivative instruments contain multiple underlyings.

                                  September 30, 2012           December 31, 2011
                             ---------------------------  --------------------------
                                          Fair Value                   Fair Value
                             Notional ------------------  Notional -----------------
Primary Underlying            Amount  Assets  Liabilities  Amount  Assets Liabilities
------------------           -------- ------- ----------- -------- ------ -----------
                                                  (in thousands)

Qualifying Hedges...........

   Currency/Interest Rate...

   Currency Swaps........... $22,332  $   390   $  (860)  $ 14,972 $  221   $  (846)
                             -------  -------   -------   -------- ------   -------

Total Qualifying Hedges..... $22,332  $   390   $  (860)  $ 14,972 $  221   $  (846)
                             =======  =======   =======   ======== ======   =======

Non-Qualifying Hedges
   Interest.................
   Interest Rate Swaps...... $57,200  $ 9,746   $    --   $ 57,200 $8,442   $    --

   Credit...................
   Credit Default Swaps.....   9,275      621      (383)    17,000    118      (339)
   Currency/Interest Rate...
   Currency Swaps...........   9,115       --      (860)    16,615     --      (909)
   Equity...................
   Equity Options...........       3      135        --         --     --        --
                             -------  -------   -------   -------- ------   -------
Total Non-Qualifying Hedges.  75,593   10,502    (1,243)    90,815  8,560    (1,248)
                             =======  =======   =======   ======== ======   =======

Total Derivatives (1)....... $97,925  $10,892   $(2,103)  $105,787 $8,781   $(2,094)
                             =======  =======   =======   ======== ======   =======

(1)Excludes embedded derivatives which contain multiple underlyings. The fair value of these embedded derivatives was a liability of $134 million and $80 million as of September 30, 2012 and December 31, 2011, respectively, included in "Future policy benefits" and "Fixed maturities, available-for-sale."

Cash Flow Hedges

The Company uses currency swaps in its cash flow hedge accounting relationships. This instrument is only designated for hedge accounting in instances where the appropriate criteria are met. The Company does not use futures, options, credit, and equity or embedded derivatives in any of its cash flow hedge accounting relationships.

The following tables provide the financial statement classification and impact of derivatives used in qualifying and non-qualifying hedge relationships, excluding the offset of the hedged item in an effective hedge relationship:

                                     Three Months Ended September 30, 2012
                                 ---------------------------------------------
                                                                   Accumulated
                                    Realized       Net                Other
                                   Investment   Investment Other  Comprehensive
                                 Gains/(Losses)   Income   Income   Income(1)
                                 -------------- ---------- ------ -------------
                                                 (in thousands)
 Qualifying Hedges
 Cash flow hedges
    Currency/Interest Rate......    $     --       $11      $--       $(465)
                                    --------       ---      ---       -----
    Total qualifying hedges.....          --        11       --        (465)
                                    --------       ---      ---       -----

 Non-qualifying hedges
    Interest Rate...............         782        --       --          --
    Currency....................           2        --       --          --
    Currency/Interest Rate......        (282)       --       (5)         --
    Credit......................           2        --       --          --
    Equity......................          --        --       --          --
    Embedded Derivatives........     (13,964)       --       --          --
                                    --------       ---      ---       -----
    Total non-qualifying hedges.     (13,460)       --       (5)         --
                                    --------       ---      ---       -----
    Total.......................    $(13,460)      $11      $(5)      $(465)
                                    ========       ===      ===       =====

(1)Amounts deferred in "Accumulated other comprehensive income (loss)."

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
         Notes to Unaudited Interim Financial Statements - (Continued)
--------------------------------------------------------------------------------


                                      Nine Months Ended September 30, 2012
                                 ----------------------------------------------
                                                                   Accumulated
                                    Realized       Net                Other
                                   Investment   Investment Other  Comprehensive
                                 Gains/(Losses)   Income   Income   Income(1)
                                 -------------- ---------- ------ -------------
                                                 (in thousands)
 Qualifying Hedges
 Cash flow hedges
    Currency/Interest Rate......    $     --       $10      $14       $144
                                    --------       ---      ---       ----
    Total qualifying hedges.....          --        10       14        144
                                    --------       ---      ---       ----

 Non-qualifying hedges
    Interest Rate...............       2,912        --       --         --
    Currency....................           2        --       --         --
    Currency/Interest Rate......        (171)       --       (3)        --
    Credit......................        (220)       --       --         --
    Equity......................          --        --       --         --
    Embedded Derivatives........     (11,511)       --       --         --
                                    --------       ---      ---       ----
    Total non-qualifying hedges.      (8,988)       --       (3)        --
                                    --------       ---      ---       ----
    Total.......................    $ (8,988)      $10      $11       $144
                                    ========       ===      ===       ====

(1)Amounts deferred in "Accumulated other comprehensive income (loss)."

                                     Three Months Ended September 30, 2011
                                 ----------------------------------------------
                                                                   Accumulated
                                    Realized       Net                Other
                                   Investment   Investment Other  Comprehensive
                                 Gains/(Losses)   Income   Income   Income(1)
                                 -------------- ---------- ------ -------------
                                                 (in thousands)
 Qualifying Hedges
 Cash flow hedges
    Currency/Interest Rate......   $      --       $(46)    $19       $346
                                   ---------       ----     ---       ----
    Total qualifying hedges.....          --        (46)     19        346
                                   ---------       ----     ---       ----

 Non-qualifying hedges
    Interest Rate...............       7,321         --      --         --
    Currency....................          --         --      --         --
    Currency/Interest Rate......         718         --      --         --
    Credit......................         556         --      --         --
    Equity......................          --         --      --         --
    Embedded Derivatives........    (112,391)        --      --         --
                                   ---------       ----     ---       ----
    Total non-qualifying hedges.    (103,796)        --      --         --
                                   ---------       ----     ---       ----
    Total.......................   $(103,796)      $(46)    $19       $346
                                   =========       ====     ===       ====

(1)Amounts deferred in "Accumulated other comprehensive income (loss)."

                                      Nine Months Ended September 30, 2011
                                 ----------------------------------------------
                                                                   Accumulated
                                    Realized       Net                Other
                                   Investment   Investment Other  Comprehensive
                                 Gains/(Losses)   Income   Income   Income(1)
                                 -------------- ---------- ------ -------------
                                                 (in thousands)
 Qualifying Hedges
 Cash flow hedges
    Currency/Interest Rate......    $     --       $(30)    $(12)     $342
                                    --------       ----     ----      ----
    Total qualifying hedges.....          --        (30)     (12)      342
                                    --------       ----     ----      ----

 Non-qualifying hedges
    Interest Rate...............       8,565         --       --        --
    Currency....................          --         --       --        --
    Currency/Interest Rate......         283         --       --        --
    Credit......................         222         --       --        --
    Equity......................          --         --       --        --
    Embedded Derivatives........     (91,496)        --       --        --
                                    --------       ----     ----      ----
    Total non-qualifying hedges.     (82,426)        --       --        --
                                    --------       ----     ----      ----
    Total.......................    $(82,426)      $(30)    $(12)     $342
                                    ========       ====     ====      ====

(1)Amounts deferred in "Accumulated other comprehensive income (loss)."

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
         Notes to Unaudited Interim Financial Statements - (Continued)
--------------------------------------------------------------------------------


For the period ending September 30, 2012, the ineffective portion of derivatives accounted for using hedge accounting was not material to the Company's results of operations and there were no material amounts reclassified into earnings relating to instances in which the Company discontinued cash flow hedge accounting because the forecasted transaction did not occur by the anticipated date or within the additional time period permitted by the authoritative guidance for the accounting for derivatives and hedging.

Presented below is a roll forward of current period cash flow hedges in "Accumulated other comprehensive income (loss)" before taxes:

                                                                 (in thousands)
                                                                 --------------
Balance, December 31, 2011......................................     $(630)
Net deferred gains (losses) on cash flow hedges from January 1
  to September 30, 2012.........................................       120
Amount reclassified into current period earnings................        24
                                                                     -----
Balance, September 30, 2012.....................................     $(486)
                                                                     =====

As of September 30, 2012, the Company did not have any qualifying cash flow hedges of forecasted transactions other than those related to the variability of the payment or receipt of interest or foreign currency amounts on existing financial instruments. The maximum length of time for which these variable cash flows are hedged is 14 years. Income amounts deferred in "Accumulated other comprehensive income (loss)" as a result of cash flow hedges are included in "Net unrealized investment gains (losses)" in the Unaudited Interim Statements of Equity.

Credit Derivatives Written

The Company wrote credit derivatives under which the Company was obligated to pay the counterparty the referenced amount of the contract and receive in return the defaulted security or similar security. The Company's maximum amount at risk under these credit derivatives, assuming the value of the underlying referenced securities become worthless, was $0 million and $10 million notional of credit default swap ("CDS") selling protection with an associated fair value of $0 million, at September 30, 2012 and December 31, 2011, respectively. These credit derivatives generally had maturities of less than 5 years and consisted of corporate securities within the finance industry. At December 31, 2011, the underlying credits had an NAIC designation rating of 1.

The Company holds certain externally managed investments in the European market which contain embedded derivatives whose fair value are primarily driven by changes in credit spreads. These investments are medium term notes that are collateralized by investment portfolios primarily consisting of investment grade European fixed income securities, including corporate bonds and asset-backed securities, and derivatives, as well as varying degrees of leverage. The notes have a stated coupon and provide a return based on the performance of the underlying portfolios and the level of leverage. The Company invests in these notes to earn a coupon through maturity, consistent with its investment purpose for other debt securities. The notes are accounted for under U.S. GAAP as available-for-sale fixed maturity securities with bifurcated embedded derivatives (total return swaps). Changes in the value of the fixed maturity securities are reported in Equity under the heading "Accumulated other comprehensive income" and changes in the market value of the embedded total return swaps are included in current period earnings in "Realized investment gains (losses), net." The Company's maximum exposure to loss from these interests was $7 million at both September 30, 2012 and December 31, 2011. The fair value of the embedded derivatives included in "Fixed maturities, available-for-sale" was a liability of $2 million and $3 million at September 30, 2012 and December 31, 2011, respectively.

In addition to writing credit protection, the Company has purchased credit protection using credit derivatives in order to hedge specific credit exposures in the Company's investment portfolio. As of September 30, 2012 and December 31, 2011, the Company had $9 million and $7 million of outstanding notional amounts, respectively, reported at fair value as a liability of less than $1 million for both periods.

Counterparty Credit Risk

The Company is exposed to credit-related losses in the event of non-performance by our counterparty to financial derivative transactions. Generally, the credit exposure of the Company's OTC derivative transactions is represented by the contracts with a positive fair value (market value) at the reporting date after taking into consideration the existence of netting agreements.

The Company has credit risk exposure to an affiliate, Prudential Global Funding, LLC or ("PGF"), related to its OTC derivative transactions. PGF manages credit risk with external counterparties by entering into derivative transactions with highly rated major international financial institutions and other creditworthy counterparties, and by obtaining collateral where appropriate, see Note 8.

Under fair value measurements, the Company incorporates the market's perception of its own and the counterparty's non-performance risk in determining the fair value of the portion of its OTC derivative assets and liabilities that are uncollateralized. Credit spreads are applied to the derivative fair values on a net basis by counterparty. To reflect the Company's own credit spread a proxy based on relevant debt spreads is applied to OTC derivative net liability positions. Similarly, the Company's counterparty's credit spread is applied to OTC derivative net asset positions.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
         Notes to Unaudited Interim Financial Statements - (Continued)
--------------------------------------------------------------------------------

6. COMMITMENTS, CONTINGENT LIABILITIES AND LITIGATION AND REGULATORY MATTERS

Commitments

The Company has made commitments to fund $18 million of commercial loans as of September 30, 2012. The Company also made commitments to purchase or fund investments, mostly private fixed maturities, of $3.4 million as of September 30, 2012.

Contingent Liabilities

On an ongoing basis, the Company's internal supervisory and control functions review the quality of sales, marketing and other customer interface procedures and practices and may recommend modifications or enhancements. From time to time, this review process results in the discovery of product administration, servicing or other errors, including errors relating to the timing or amount of payments or contract values due to customers. In certain cases, if appropriate, the Company may offer customers remediation and may incur charges, including the costs of such remediation, administrative costs and regulatory fines.

The Company is subject to the laws and regulations of states and other jurisdictions concerning the identification, reporting and escheatment of unclaimed or abandoned funds, and is subject to audit and examination for compliance with these requirements. For additional discussion of these matters, see "Litigation and Regulatory Matters" below.

It is possible that the results of operations or the cash flow of the Company in a particular quarterly or annual period could be materially affected as a result of payments in connection with the matters discussed above or other matters depending, in part, upon the results of operations or cash flow for such period. Management believes, however, that ultimate payments in connection with these matters, after consideration of applicable reserves and rights to indemnification, should not have a material adverse effect on the Company's financial position.

Litigation and Regulatory Matters

The Company is subject to legal and regulatory actions in the ordinary course of its business. Pending legal and regulatory actions include proceedings specific to the Company and proceedings generally applicable to business practices in the industry in which it operates. The Company is subject to class action lawsuits and other litigation involving a variety of issues and allegations involving sales practices, claims payments and procedures, premium charges, policy servicing and breach of fiduciary duty to customers. The Company is also subject to litigation arising out of its general business activities, such as its investments, contracts, leases and labor and employment relationships, including claims of discrimination and harassment, and could be exposed to claims or litigation concerning certain business or process patents. In some of the pending legal and regulatory actions, plaintiffs are seeking large and/or indeterminate amounts, including punitive or exemplary damages. In addition, the Company, along with other participants in the businesses in which it engages, may be subject from time to time to investigations, examinations and inquiries, in some cases industry-wide, concerning issues or matters upon which such regulators have determined to focus. In some of the Company's pending legal and regulatory actions, parties are seeking large and/or indeterminate amounts, including punitive or exemplary damages. The outcome of litigation or a regulatory matter, and the amount or range of potential loss at any particular time, is often inherently uncertain. The following is a summary of certain pending proceedings.

The Company establishes accruals for litigation and regulatory matters when it is probable that a loss has been incurred and the amount of that loss can be reasonably estimated. For litigation and regulatory matters where a loss may be reasonably possible, but not probable, or is probable but not reasonably estimable, no accrual is established, but the matter, if material, is disclosed, including matters discussed below. As of September 30, 2012, the aggregate range of reasonably possible losses in excess of accruals established is not currently estimable. The Company reviews relevant information with respect to its litigation and regulatory matters on a quarterly and annual basis and updates its accruals, disclosures and estimates of reasonably possible loss based on such reviews.

In March 2012, a qui tam action on behalf of the State of Minnesota, Total Asset Recovery v. MetLife Inc., et al., Prudential Financial Inc., The Prudential Insurance Company of America and Prudential Holdings, Inc., filed in the Fourth Judicial District, Hennepin County, in the State of Minnesota was served on the Company. The complaint alleges that the Company failed to escheat life insurance proceeds to the State of Minnesota in violation of the Minnesota False Claims Act and seeks injunctive relief, compensatory damages, civil penalties, treble damages, prejudgment interest, attorneys' fees and costs. In June 2012, the Company filed a motion to dismiss the complaint.

In January 2012, a qui tam action on behalf of the State of Illinois, Total Asset Recovery Services v. Met Life Inc, et al., Prudential Financial, Inc.,
The Prudential Insurance Company of America, and Prudential Holdings, LLC, filed in the Circuit Court of Cook County, Illinois, was served on the Company. The complaint alleges that the Company failed to escheat life insurance proceeds to the State of Illinois in violation of the Illinois False Claims Whistleblower Reward and Protection Act and seeks injunctive relief, compensatory damages, civil penalties, treble damages, prejudgment interest, attorneys' fees and costs. In April 2012, the Company filed a motion to dismiss the complaint. In September 2012, the complaint was withdrawn without prejudice.

In January 2012, a Global Resolution Agreement entered into by the Company and a third party auditor became effective upon its acceptance by the unclaimed property departments of 20 states and jurisdictions. Under the terms of the Global Resolution Agreement, the third party auditor acting on behalf of the signatory states will compare expanded matching criteria to the Social Security Master Death File ("SSMDF") to identify deceased insureds and contract holders where a valid claim has not been made. In February 2012, a Regulatory Settlement Agreement entered into by the Company to resolve a multi-state market conduct examination regarding its adherence to state claim settlement practices became effective upon its acceptance by the insurance departments of 20 states and jurisdictions. The Regulatory Settlement Agreement applies prospectively and requires the

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
         Notes to Unaudited Interim Financial Statements - (Continued)
--------------------------------------------------------------------------------

Company to adopt and implement additional procedures comparing its records to the SSMDF to identify unclaimed death benefits and prescribes procedures for identifying and locating beneficiaries once deaths are identified. Other jurisdictions that are not signatories to the Regulatory Settlement Agreement are considering proposals that would apply prospectively and require life insurance companies to take additional steps to identify unreported deceased policy and contract holders. These prospective changes and any escheatable property identified as a result of the audits and inquiries could result in:
(1) additional payments of previously unclaimed death benefits; (2) the payment of abandoned funds to U.S. jurisdictions; and (3) changes in the Company's practices and procedures for the identification of escheatable funds and beneficiaries, which would impact claim payments and reserves, among other consequences.

The Company is one of several companies subpoenaed by the New York Attorney General regarding its unclaimed property procedures. Additionally, the New York Department of Financial Services ("NYDFS") has requested that 172 life insurers (including the Company) provide data to the NYDFS regarding use of the SSMDF. The New York Office of Unclaimed Funds recently notified the Company that it intends to conduct an audit of the Company's compliance with New York's unclaimed property laws. The Minnesota Attorney General has also requested information regarding the Company's use of the SSMDF and its claim handling procedures and the Company is one of several companies subpoenaed by the Minnesota Department of Commerce, Insurance Division. In February 2012, the Massachusetts Office of the Attorney General requested information regarding the Company's unclaimed property procedures.

In July 2010, the Company, along with other life insurance industry participants, received a formal request for information from the State of New York Attorney General's Office in connection with its investigation into industry practices relating to the use of retained asset accounts. In August 2010, the Company received a similar request for information from the State of Connecticut Attorney General's Office. The Company is cooperating with these investigations. The Company has also been contacted by state insurance regulators and other governmental entities, including the U.S. Department of Veterans Affairs and Congressional committees regarding retained asset accounts. These matters may result in additional investigations, information requests, claims, hearings, litigation, adverse publicity and potential changes to business practices.

The Company's litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcome cannot be predicted. It is possible that the Company's results of operations or cash flow in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of pending litigation and regulatory matters depending, in part, upon the results of operations or cash flow for such period. In light of the unpredictability of the Company's litigation and regulatory matters, it is also possible that in certain cases an ultimate unfavorable resolution of one or more pending litigation or regulatory matters could have a material adverse effect on the Company's financial position. Management believes, however, that, based on information currently known to it, the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, is not likely to have a material adverse effect on the Company's financial position.

7. REINSURANCE

The Company participates in reinsurance with its affiliates Prudential Insurance, Prudential Arizona Reinsurance Captive Company, or "PARCC", Pruco Re, Prudential Arizona Reinsurance Universal Company or "PAR U", and Prudential Arizona Reinsurance Term Company, or "PAR TERM", through various plans of reinsurance, primarily on a yearly renewable term and coinsurance basis. This reinsurance provides risk diversification, additional capacity for future growth and limits the maximum net loss potential. For coinsurance agreements, all significant risks are ceded to the reinsurer, including mortality, investment, and lapse risk. For yearly renewable term agreements, mortality risk is the primary risk ceded to the reinsurer. Reinsurance ceded arrangements do not discharge the Company as the primary insurer. Ceded balances would represent a liability of the Company in the event the reinsurers were unable to meet their obligations to the Company under the terms of the reinsurance agreements. The Company believes a material reinsurance liability resulting from such inability of reinsurers to meet their obligations is unlikely.

The Company has entered into various reinsurance agreements with an affiliate, Pruco Re, to reinsure its living benefit features sold on certain of its annuities as part of its risk management and capital management strategies. For additional details on these agreements, see Note 8.

Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured long-duration contracts are accounted for using assumptions consistent with those used to account for the underlying contracts. Amounts recoverable from reinsurers, for long duration reinsurance arrangements, are estimated in a manner consistent with the claim liabilities and policy benefits associated with the reinsured policies. The affiliated reinsurance agreements are described further in Note 8.

Effective April 1, 2008, the Company entered into an agreement to reinsure certain variable Corporate Owned Life Insurance "COLI" policies with Pruco Life.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
         Notes to Unaudited Interim Financial Statements - (Continued)
--------------------------------------------------------------------------------

Reinsurance amounts included in the Company's Unaudited Interim Statements of Operations and Comprehensive Income (Loss) for the three and nine months ended September 30, 2012 and 2011 are below.

                                                                  Three Months Ended    Nine Months Ended
                                                                     September 30,        September 30,
                                                                  ------------------  --------------------
                                                                    2012      2011       2012       2011
                                                                  --------  --------  ---------  ---------
                                                                               (in thousands)

Premiums......................................................... $ 42,889  $ 41,610  $ 129,700  $ 125,004
Reinsurance ceded................................................  (39,559)  (37,936)  (119,619)  (114,394)
                                                                  --------  --------  ---------  ---------
   Premiums...................................................... $  3,330  $  3,674  $  10,081  $  10,610
                                                                  ========  ========  =========  =========

Direct policy charges and fees................................... $ 59,701  $ 40,974  $ 151,062  $ 120,092
Reinsurance ceded................................................  (25,589)  (17,589)   (44,984)   (35,705)
                                                                  --------  --------  ---------  ---------
   Policy charges and fees....................................... $ 34,112  $ 23,385  $ 106,077  $  84,387
                                                                  ========  ========  =========  =========

Policyholders' benefits ceded.................................... $ 28,296  $ 25,304  $  82,567  $  77,701
                                                                  ========  ========  =========  =========

Realized capital gains (losses) net, associated with derivatives. $ 22,154  $ 16,964  $  20,877  $  14,579
                                                                  ========  ========  =========  =========

Realized investment gains and losses include the reinsurance of certain of the Company's embedded derivatives. Changes in the fair value of the embedded derivatives are recognized through "Realized investment gains (losses)." The Company has entered into reinsurance agreements to transfer the risk related to certain living benefit options to Pruco Re. The reinsurance agreements contain derivatives and have been accounted for in the same manner as an embedded derivative. See Note 5 for additional information related to the accounting for embedded derivatives.

Reinsurance premiums ceded for interest-sensitive products is accounted for as a reduction of policy charges and fee income. Reinsurance ceded for term insurance products is accounted for as a reduction of premiums.

Reinsurance recoverables included in the Company's Unaudited Interim Statements of Financial Position at September 30, 2012 and December 31, 2011 were as follows:

                                                September 30, December 31,
                                                    2012          2011
                                                ------------- ------------
                                                      (in thousands)

      Domestic life insurance-affiliated.......   $734,845      $467,687

      Domestic individual annuities-affiliated.     97,417        53,696

      Domestic life insurance-unaffiliated.....      2,208         1,379
                                                  --------      --------

                                                  $834,470      $522,762
                                                  ========      ========

Substantially all reinsurance contracts are with affiliates as of September 30, 2012 and December 31, 2011. These contracts are described further in Note 8.

The gross and net amounts of life insurance face amount in force as of September 30, 2012 and 2011 were as follows:

                                                    2012          2011
                                                ------------  ------------
                                                      (in thousands)

     Gross life insurance face amount in force. $100,611,102  $ 97,305,225
     Reinsurance ceded.........................  (90,287,029)  (87,543,227)
                                                ------------  ------------

     Net life insurance face amount in force... $ 10,324,073  $  9,761,998
                                                ============  ============

8. RELATED PARTY TRANSACTIONS

The Company has extensive transactions and relationships with Prudential Insurance and other affiliates. Although we seek to ensure that these transactions and relationships are fair and reasonable, it is possible that the terms of these transactions are not the same as those that would result from transactions among unrelated parties.

Expense Charges and Allocations

Many of the Company's expenses are allocations or charges from Prudential Insurance or other affiliates. These expenses can be grouped into general and administrative expenses and agency distribution expenses.

The Company's general and administrative expenses are charged to the Company using allocation methodologies based on business processes. Management believes that the methodology is reasonable and reflects costs incurred by Prudential Insurance to process transactions on behalf of the Company. The Company operates under service and lease agreements whereby services of officers and employees, supplies, use of equipment and office space are provided by Prudential Insurance. The Company reviews its allocation methodology periodically which it may adjust accordingly.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
         Notes to Unaudited Interim Financial Statements - (Continued)
--------------------------------------------------------------------------------


General and administrative expenses include allocations of stock compensation expenses related to a stock option program and a deferred compensation program issued by Prudential Financial. The expense charged to the Company for the stock option program was less than $1 million for the third quarter of 2012 and 2011, and less than $1 million for the nine months ended September 30, 2012 and 2011. The expense charged to the Company for the deferred compensation program was less than $1 million for the third quarter of 2012 and 2011, and less than $1 million for the nine months ended September 30, 2012 and 2011.

The Company is charged for its share of employee benefits expenses. These expenses include costs for funded and non-funded contributory and non-contributory defined benefit pension plans. Some of these benefits are based on final group earnings and length of service while others are based on an account balance, which takes into consideration age, service and earnings during career. The Company's share of net expense for the pension plans was less than $1 million for the third quarter of 2012 and 2011, and $1 million for the nine months ended September 30, 2012 and 2011.

Prudential Insurance sponsors voluntary savings plans for its employees
(401(k) plans). The plans provide for salary reduction contributions by employees and matching contributions by the Company of up to 4% of annual salary. The Company's expense for its share of the voluntary savings plan was less than $1 million for the third quarter of 2012 and 2011, and $1 million for the nine months ended September 30, 2012 and 2011.

The Company is charged distribution expenses from Prudential Insurance's agency network for both its domestic life and annuity products through a transfer pricing agreement, which is intended to reflect a market based pricing arrangement.

Corporate Owned Life Insurance

The Company has sold two Corporate Owned Life Insurance, or "COLI", policies to Prudential Insurance and one to Prudential Financial. The cash surrender value included in separate accounts for these COLI contracts was $1,163 million and $1,068 million as of September 30, 2012 and December 31, 2011, respectively. Fees related to these COLI policies were $4 million for the third quarter of 2012 and 2011, and $12 million for the nine months ended September 30, 2012 and 2011.

Pruco Life

Effective April 1, 2008, the Company entered into an agreement to reinsure certain variable COLI policies with Pruco Life. The Company is not relieved of its primary obligation to the policyholder as a result of this agreement.

Reinsurance amounts included in the Company's Unaudited Interim Statements of Financial Position at September 30, 2012 and December 31, 2011 were as follows:

                                        September 30, December 31,
                                            2012          2011
                                        ------------- ------------
                                              (in thousands)

              Reinsurance recoverables.    $4,995        $6,716
              Other liabilities........         0         2,190

Reinsurance amounts included in the Company's Unaudited Interim Statements of Operations and Comprehensive Income (Loss) in the three and nine months ended September 30, 2012 and 2011 are as follows:

                                           Three Months
                                               Ended       Nine Months Ended
                                           September 30,     September 30,
                                         ----------------  ----------------
                                           2012     2011     2012     2011
                                         -------  -------  -------  -------
                                                   (in thousands)

    Gross policy charges and fee income. $(5,776) $(5,446) $(5,769) $(5,447)
    Policyholders' benefits.............  (3,799)  (3,472)    (928)    (237)

PARCC

The Company reinsures 90% of the risks under its term life insurance policies, written prior to January 1, 2010, excluding My Term and Return of Premium Term Life, or ("ROP Term Life"), through an automatic coinsurance agreement with PARCC. The Company is not relieved of its primary obligation to the policyholder as a result of this agreement.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
         Notes to Unaudited Interim Financial Statements - (Continued)
--------------------------------------------------------------------------------


Reinsurance amounts included in the Company's Unaudited Interim Statements of Financial Position at September 30, 2012 and December 31, 2011 were as follows:

                                                September 30, December 31,
                                                    2012          2011
                                                ------------- ------------
                                                      (in thousands)

      Reinsurance recoverables.................   $431,879      $403,222
      Deferred policy acquisition costs........    (92,822)      (96,712)
      Other liabilities (reinsurance payables).      9,492         9,322

Reinsurance amounts included in the Company's Unaudited Interim Statements of Operations and Comprehensive Income (Loss) in the three and nine months ended September 30, 2012 and 2011 are as follows:

                                                   Three Months Ended   Nine Months Ended
                                                      September 30,       September 30,
                                                   ------------------  ------------------
                                                     2012      2011      2012      2011
                                                   --------  --------  --------  --------
                                                               (in thousands)

Premiums.......................................... $(88,568) $(28,423) $(94,579) $(30,710)
Policyholders' benefits...........................   27,334    19,537    82,874    78,607

Reinsurance expense allowances, net of
  capitalization and amortization.................    5,970     6,336    18,375    19,327

PAR TERM

The Company reinsures 95% of the risks under its term life insurance policies issued on or after January 1, 2010, excluding My Term, through an automatic coinsurance agreement with PAR TERM. The Company is not relieved of its primary obligation to the policyholder as a result of this agreement.

Reinsurance amounts included in the Company's Unaudited Interim Statements of Financial Position at September 30, 2012 and December 31, 2011 were as follows:

                                                September 30, December 31,
                                                    2012          2011
                                                ------------- ------------
                                                      (in thousands)

      Reinsurance recoverables.................   $ 43,841      $ 27,704
      Deferred policy acquisition costs........    (46,313)      (31,443)
      Other liabilities (reinsurance payables).      3,531         2,515

Reinsurance amounts included in the Company's Unaudited Interim Statements of Operations and Comprehensive Income (Loss) in the three and nine months ended September 30, 2012 and 2011 are as follows:

                                                   Three Months Ended Nine Months Ended
                                                    September 30,       September 30,
                                                   -----------------  ----------------
                                                     2012     2011      2012     2011
                                                   -------   ------   -------  -------
                                                             (in thousands)

Premiums.......................................... (10,359)  (6,540)  (28,787) (17,758)
Policyholders' benefits...........................   7,207    4,148    19,666   12,046

Reinsurance expense allowances, net of
  capitalization and amortization.................   1,969    1,331     5,455    3,110

Prudential Insurance

The Company has a yearly renewable term reinsurance agreement with Prudential Insurance and reinsures the majority of all mortality risks not otherwise reinsured. Effective July 1, 2012 the Company recaptured a portion of this agreement related to its universal life policies and now reinsures these risks with PAR U as discussed below.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
         Notes to Unaudited Interim Financial Statements - (Continued)
--------------------------------------------------------------------------------


Reinsurance amounts included in the Company's Unaudited Interim Statements of Financial Position at September 30, 2012 and December 31, 2011 were as follows:

                                                September 30, December 31,
                                                    2012          2011
                                                ------------- ------------
                                                      (in thousands)

      Reinsurance recoverables.................    $24,604      $30,045
      Other liabilities (reinsurance payables).      2,028        3,389

Reinsurance amounts included in the Company's Unaudited Interim Statements of Operations and Comprehensive Income (Loss) in the three and nine months ended September 30, 2012 and 2011 are as follows:

                                                                        Three Months Ended  Nine Months Ended
                                                                          September 30,       September 30,
                                                                        ----------------   ------------------
                                                                          2012      2011     2012      2011
                                                                        -------   -------  --------  --------
                                                                                   (in thousands)

Premiums............................................................... $  (776)  $  (687) $ (2,264) $ (2,057)
Gross policy charges and fee income....................................  (1,468)   (9,857)  (20,871)  (27,974)
Policyholders' benefits................................................   1,290    17,188    18,771    33,900
Reinsurance expense allowances, net of capitalization and amortization.  (3,058)   (2,363)   (8,474)   (7,295)

PAR U

Effective July 1, 2012, the Company, entered into an automatic coinsurance agreement with PAR U, an affiliated company, to reinsure an amount equal to 95% of all the risks associated with its universal protector and universal plus policies. The Company is not relieved of its primary obligation to the policyholder as a result of this agreement. Under this agreement, an initial reinsurance premium of $359 million less a ceding allowance of $194 million, was paid to PAR U. Consideration for the amount due to PAR U was transferred on September 28, 2012 and was treated as if settled on the effective date of the coinsurance agreement. The time elapsed between the effective date and the settlement date resulted in a derivative equal to the earned interest and changes in market values from the effective date through settlement date related to fixed maturity and commercial mortgage securities from an asset portfolio within the Company. The affiliated asset transfers which occurred in settlement of the initial reinsurance premium are described below under "Affiliated Asset Transfers."

Reinsurance amounts included in the Company's Unaudited Interim Statements of Financial Position at September 30, 2012 and December 31, 2011 were as follows:

                                                  September 30, December 31,
                                                      2012          2011
                                                  ------------- ------------
                                                        (in thousands)

    Reinsurance recoverables.....................   $229,526         $0
    Policy loans.................................    (13,134)         0
    Deferred policy acquisition costs............     (1,790)         0
    Other liabilities (reinsurance payables) (1).     40,967          0

(1)Includes the unamortized portion of the deferred gain arising from the coinsurance agreement between the Company and PAR U of $22 million as of September 30, 2012.

Reinsurance amounts included in the Company's Unaudited Interim Statements of Operations and Comprehensive Income (Loss) in the three and nine months ended September 30, 2012 and 2011 are as follows:

                                                                                            Nine Months
                                                                        Three Months Ended     Ended
                                                                        September 30,      September 30,
                                                                        ------------------ --------------
                                                                          2012      2011     2012    2011
                                                                         --------   ----   --------  ----

Policy charges and fee income.......................................... $(15,729)    $0    $(15,729)  $0
Net investment income..................................................      (76)     0         (76)   0
Other income...........................................................    1,367      0       1,367    0
Interest credited to policyholders' account balance....................    1,869      0       1,869    0
Policyholders' benefits................................................    5,357      0       5,357    0
Reinsurance expense allowances, net of capitalization and amortization.    3,320      0       3,320    0

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
         Notes to Unaudited Interim Financial Statements - (Continued)
--------------------------------------------------------------------------------


Pruco Re

The Company uses reinsurance as part of its risk management and capital management strategies for certain of its optional living benefit features.

The following table provides information relating to fees ceded to Pruco Re under these agreements which are included in "Realized investment (losses) gains, net" on the Unaudited Interim Statements of Operations and Comprehensive Income (Loss) for the dates indicated.

                                                            Three Months Ended Nine Months Ended
                                                            September 30,      September 30,
                                                            ------------------ -----------------
                                                             2012      2011     2012      2011
                                                              ------   ----     -------  ------
                                                                  (in thousands)
Pruco Reinsurance
   Effective October 1, 2011...............................
       Highest Daily Lifetime Income ("HDI")............... $3,158     $ --    $ 7,371   $   --
       Spousal Highest Daily Lifetime Income ("SHDI")......    982       --      2,267       --
       Highest Daily Lifetime 6 Plus ("HD6+")..............  2,936       --      8,694       --
       Spousal Highest Daily Lifetime 6 Plus ("SHD6+").....  1,168       --      3,459       --
   Effective Since 2006....................................
       Spousal Lifetime Five ("SLT5")......................     42       42        126      132
   Effective Since 2005....................................
       Lifetime Five ("LT5")...............................    303      305        914      950
                                                              ------    ----    -------  ------
Total Pruco Reinsurance.................................... $8,589     $347    $22,831   $1,082
                                                              ------    ----    -------  ------

Effective October 1, 2011, the Company ceded the HDI, SHDI, HD6+ and SHD6+ benefits to Pruco Re, as noted in the table above. The Company paid an initial premium of $62 million and established a reinsurance recoverable of $31 million resulting in an initial ceding loss of $32 million, recognized in "Realized investment gains (losses), net" in 2011.

The Company's reinsurance recoverables related to the above product reinsurance agreements were $97 million and $54 million as of September 30, 2012 and December 31, 2011, respectively. Realized gains ( losses) were $22 million and $17 million in the third quarter of 2012 and 2011, respectively; and $21 million and $15 million in the first nine months of 2012 and 2011, respectively. Changes in realized gains ( losses) for the third quarter of 2012 and 2011 and the first nine months of 2012 and 2011 were primarily due to changes in market conditions in each respective period. The underlying assets are reflected in "Reinsurance recoverables" in the Company's Unaudited Interim Statements of Financial Position.

Deferred Policy Acquisition Costs Ceded to Term Reinsurance Affiliates

In 2009 when implementing a revision to the reinsurance treaties with PARCC and PAR TERM modifications were made affecting premiums. The related impact on the deferral of ceded reinsurance expense allowances did not reflect this change resulting in the understatement of deferred reinsurance expense allowances. During the second quarter 2011, the Company recorded the correction, charging $1 million to net DAC amortization which represented the cumulative impact of this change. These adjustments are not material to any previously reported quarterly or annual financial statements.

Affiliated Asset Administration Fee Income

The Company participates in a revenue sharing agreement with AST Investment Services, Inc, formerly known as American Skandia Investment Services, Inc, whereby the Company receives fee income calculated on contractholder separate account balances invested in the Advanced Series Trust, formerly known as American Skandia Trust. Income received from AST Investment Services, Inc. related to this agreement was $5 million and $3 million for the three months ended September 30, 2012 and 2011, respectively, and $14 million and $9 million for the nine months ended September 30, 2012 and 2011, respectively. These revenues are recorded as "Asset administration fees" in the Unaudited Interim Statements of Operations and Comprehensive Income (Loss).

The Company participates in a revenue sharing agreement with Prudential Investments LLC, whereby the Company receives fee income from policyholders' account balances invested in The Prudential Series Fund ("PSF"). Income received from Prudential Investments LLC, related to this agreement was $2 million and $2 million for the three months ended September 30, 2012 and 2011, respectively, and $5 million and $5 million for the nine months ended September 30, 2012 and 2011, respectively. These revenues are recorded as "Asset administration fees" in the Unaudited Interim Statements of Operations and Comprehensive Income (Loss).

Affiliated Asset Transfers

The Company buys and sells assets to and from affiliated companies.

In December 2011, the Company purchased commercial loans from its parent company, Pruco Life. These securities had an amortized cost of $10 million and a fair market value of $11 million. The difference between amortized cost and fair market value of these transfers was accounted for as a decrease of $1 million to additional paid-in capital, net of taxes in 2011.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
         Notes to Unaudited Interim Financial Statements - (Continued)
--------------------------------------------------------------------------------


In December 2011, the Company sold fixed maturity securities to its parent company, Pruco Life. These securities had an amortized cost of $13 million and a fair market value of $14 million. The difference between amortized cost and fair market of these transfers was accounted for as an increase of $1 million to additional paid-in capital, net of taxes in 2011.

In September 2012, the Company transferred fixed maturity securities and commercial mortgage loans to PAR U, an affiliated company, as consideration for the coinsurance agreement with this affiliate. These investments had an amortized cost of $142 million and a fair market value of $156 million. The net difference between amortized cost and the fair value was $14 million and was recorded as a realized investment gain on the Company's financial statements. The time elapsed between the effective date and the settlement date of the coinsurance agreement with PAR U resulted in a derivative loss of $5 million reflecting changes in market values of the consideration from the effective date through settlement date.

In September 2012, the Company sold fixed maturity securities to its ultimate parent company, Prudential Financial, Inc. These securities had an amortized cost of $41 million and a fair market value of $46 million. The difference between amortized cost and fair market was accounted for as an increase of $3 million to additional paid-in capital, net of taxes in 2012.

Debt Agreements

The Company is authorized to borrow funds up to $200 million from affiliates to meet its capital and other funding needs. The Company had $27 million in short term debt as of September 30, 2012, including $16 million with Prudential Funding, LLC and $11 million with Prudential Financial, and $26 million in short-term debt as of December 31, 2011. Total interest expense on this short-term affiliated debt to the Company was $0.1 million and $0 million for the three and nine months ended September 30, 2012 and 2011, respectively.

On December 16, 2011 the Company entered into a series of four $11 million borrowings with Prudential Financial, totaling $44 million. The loans have fixed interest rates ranging from 2.65% to 3.61% and maturity dates staggered one year apart, from December 16, 2013 to December 16, 2016. The total interest expense on these borrowings was $0.3 million and $1.0 million for the three and nine months ended September 30, 2012, respectively.

Contributed Capital

In June 2011, the Company received a capital contribution from Pruco Life in the amount of $21 million to fund acquisition costs for sales of variable annuities.

In December 2011, the Company received a capital contribution from Pruco Life in the amount of $17 million to fund acquisition costs for sales of variable annuities.

Derivative Trades

In the ordinary course of business, the Company enters into over-the-counter ("OTC") derivative contracts with an affiliate, Prudential Global Funding, LLC. For these OTC derivative contracts, Prudential Global Funding, LLC has a substantially equal and offsetting position with external counterparties.

                                    PART C

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)FINANCIAL STATEMENTS


(1) Financial Statements of the subaccounts of Pruco Life of New Jersey Flexible Premium Variable Annuity Account (Registrant) consisting of the Statements of Net Assets as of December 31, 2011; the Statements of Operations for the period ended December 31, 2011; the Statements of Changes in Net Assets for the periods ended December 31, 2011 and December 31, 2010; and the Notes relating thereto appear in the Statement of Additional Information (Part B of the Registration Statement).

(2) Preliminary unaudited financial data of the subaccounts of Pruco Life of New Jersey Flexible Premium Variable Annuity Account (Registrant) consisting of the Statements of Net Assets as of December 31, 2012; the Statements of Operations for the period ended December 31, 2012; the Statements of Changes in Net Assets for the periods ended December 31, 2012 and December 31, 2011; and the Notes relating thereto appear in the Statement of Additional Information (Part B of the Registration Statement). The preliminary unaudited financial data included in this registration statement has been prepared by and is the responsibility of Prudential Life Insurance Company's management. PricewaterhouseCoopers LLP has not audited, reviewed, compiled or performed any procedures with respect to the accompanying preliminary unaudited financial data. Accordingly, PricewaterhouseCoopers LLP does not express an opinion or any other form of assurance with respect thereto.

(3) Financial Statements of Pruco Life Insurance Company of New Jersey (Depositor) consisting of the Statements of Financial Position as of December 31, 2011 and 2010; and the Related Statements of Operations, Changes in Stockholder's Equity and Cash Flows for the years ended December 31, 2011, 2010 and 2009; and the Notes to the Financial Statements appear in the Statement of Additional Information (Part B of the Registration Statement).

(4) Financial Statements of Pruco Life Insurance Company of New Jersey (Depositor) consisting of Unaudited Interim Consolidated Statements of Financial Position, as of September 30, 2012 and December 31, 2011; Unaudited Interim Consolidated Statements of Equity, nine months ended September 30, 2012 and 2011; and Unaudited Interim Consolidated Statements of Cash Flows, nine months ended September 30, 2012; and any Notes relating thereto appear in the Statement of Additional Information. (Part B of the Registration Statement).


(b)Exhibits are attached as indicated (all previously filed exhibits, as noted below, are incorporated herein by reference).



   (1) Resolution of the Board of Directors of Pruco Life Insurance Company of New Jersey establishing the Pruco Life of New Jersey Flexible Premium Variable Annuity Account (Note 3)

   (2) Agreements for custody of securities and similar investments--Not Applicable.

(3)(a)  Specimen Selected Broker Agreement used by PAD (Note 2)

   (b) Distribution and Underwriting Agreement between Prudential Annuities Distributors, Inc. "PAD" (Underwriter) and Pruco Life Insurance Company of New Jersey (Depositor). (Note 11)

(4)(a) The Prudential Premier Variable Annuity B and L Series individual annuity contract (including schedule pages for each B Series). (Note 1)

   (b) The Prudential Premier Variable Annuity B, L, and X Series individual annuity contract (including schedule pages for L and X Series). (Note 1)

   (c)  Enhanced Dollar Cost Averaging Rider. (Note 1)

   (d)  Enhanced Dollar Cost Averaging Schedule Supplement. (Note 1)

   (e)  Guaranteed Minimum Income Benefit Rider. (Note 1)

   (f)  Guaranteed Minimum Income Benefit Schedule Supplement. (Note 1)

   (g)  Highest Anniversary Value Death Benefit Rider. (Note 1)

   (h)  Highest Anniversary Value Death Benefit Schedule Supplement.
        (Note 1)

   (i)  Longevity Credit Rider. (Note 1)

   (j)  Guaranteed Minimum Payments Benefit Rider. (Note 1)

   (k)  Guaranteed Minimum Payments Benefit Schedule Supplement. (Note 1)

   (l)  403(b) Annuity Endorsement. (Note 1)

   (m)  Individual Retirement Annuity Endorsement. (Note 1)

   (n)  Roth Individual Retirement Annuity Endorsement. (Note 1)

   (o)  Highest Daily lifetime Five Benefit Rider (Enhanced) (Note 10)

   (p)  Highest Daily Lifetime Seven Benefit Rider (Note 11)

   (q) Rider for Highest Daily Lifetime Seven with Beneficiary Income Option. (Note 13)

   (r)  Schedule Supplement for Highest Daily Lifetime Seven with
        Beneficiary Income Option. (Note 13)

   (s)  Highest Daily Lifetime Seven Benefit Schedule Supplement
        (P-SCH-HD7-(1/09)NY) (Note 14)

   (t)  Highest Daily Lifetime Five Benefit Schedule Supplement
        (P-SCH-HDLT-(1/09)NY) (Note 14)

   (u)  Beneficiary Annuity Endorsement (P-END-BENE(2/09)NY) (Note 14)

   (v)  Beneficiary Individual Retirement Annuity Endorsement
        (P-END-IRABEN(2/09)NY) (Note 14)

   (w) Beneficiary Roth Individual Retirement Annuity Endorsement (P-END-ROTHBEN(2/09)NY) (Note 14)

   (x)  Highest Daily Lifetime 7 Plus Benefit Rider (P-RID-HD7-(2/09)NY)
        (Note 14)

   (y)  Highest Daily Lifetime 7 Plus Schedule Supplement
        (P-SCH-HD7-(2/09)NY) (Note 14)

   (z)  Highest Daily Lifetime 6 Plus Rider (P-RID-HD6-8/09)NY) (Note 15)

  (aa)  Highest Daily Lifetime 6 Plus schedule (P-SCH-HD6-8/09)NY) (Note
        15)

  (ab)  Highest Daily Lifetime 6 Plus Rider (P-RID-HD6-9/09)NY) (Note 16)

  (ac)  Highest Daily Lifetime 6 Plus Schedule (P-SCH-HD6-9/09)NY) (Note
        16)

  (ad)  Highest Daily GRO II Benefit rider (P-RID-HD GRO-11/09)NY) (Note
        17)

  (ae)  Highest Daily GRO II Benefit SCHEDULE (P-SCH-HD GRO-11/09)NY)
        (Note 17)

  (af)  Highest Daily GRO CAP Benefit SCHEDULE (P-SCH-HDGROCAP-11/09)NY)
        (Note 17)

  (ag)  Form of Highest Daily GRO II Benefit Schedule Supplement
        (P-SCH-HDGRO(8/10)NY). (Note 19)

  (ah)  Form of Highest Daily GRO Benefit Schedule Supplement
        (P-SCH-HDGROCAP(8/10)NY). (Note 19)

(5)(a)  Application form for the Contract. (Note 7)

   (b)  Election form for Lifetime Five and Spousal Lifetime Five (Note 7)

(6)(a) Articles of Incorporation of Pruco Life Insurance Company of New Jersey, as amended February 12, 1998. (Note 5)

   (b) By-laws of Pruco Life Insurance Company of New Jersey, as amended August 4, 1999. (Note 6)

      (7) Contract of reinsurance in connection with variable annuity contracts:

      (a)  Coinsurance Agreement for LT5WB. (Note 1)

      (b)  Coinsurance Agreement for SLT5WB. (Note 18)

      (c)  Amendment 1 to Coinsurance Agreement for SLT5WB. (Note 18)

      (8) Other material contracts performed in whole or in part after the date the registration statement is filed:

      (a)  Copy of Fund Participation Agreement. (Note 4)

      (b)  Copy of Rule 22C-2 Agreement. (Note 9)

      (9)  Opinion of Counsel. (Note 7)

     (10) Written Consent of Independent Registered Public Accounting Firm. (Note 22)

     (11) All financial statements omitted from Item 23, Financial Statements--Not Applicable.

     (12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter, or initial Contract owners--Not Applicable.

     (13)  Powers of Attorney.

      (a)  Bernard J. Jacob (Note 12)

      (b)  Robert M. Falzon. (Note 18)

      (c)  Robert F. O'Donnell (Note 21)

      (d)  Kent D. Sluyter (Note 22)

      (e)  Richard F. Lambert (Note 22)

      (f)  Yanela C. Frias (Note 22)

 (Note 1) Incorporated by reference to Form N-4, Registration No. 333-131035, filed January 13, 2006 on behalf of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

 (Note 2) Incorporated by reference to Post-Effective Amendment No. 4 to Form N-4 Registration No. 333-18117, filed April 16, 1999, on behalf of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

 (Note 3) Incorporated by reference to Form N-4, Registration No. 333-18113, filed December 18, 1996 on behalf of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

 (Note 4) Incorporated by reference to Form N-4, Registration No. 333-06701, filed June 24, 1996 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

 (Note 5) Incorporated by reference to Post-Effective Amendment No. 12 to Form S-1, Registration No. 33-20018, filed on April 16, 1999 on behalf of the Pruco Life of New Jersey Variable Contract Real Property Account.

 (Note 6) Incorporated by reference to Form S-6, Registration No. 333-85117 filed August 13, 1999 on behalf of the Pruco Life of New Jersey Variable Appreciable Account.

 (Note 7) Incorporated by reference to Pre-Effective Amendment No. 1, Form N-4, Registration No. 333-131035, filed April 14, 2006 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

 (Note 8) Incorporated by reference to Post-Effective Amendment No. 1, Form N-4, Registration No. 333-131035, filed October 6, 2006 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

 (Note 9) Incorporated by reference to Post-Effective Amendment No. 3, Form N-4, Registration No. 333-131035, filed April 19, 2007 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 10)  Incorporated by reference to Post-Effective Amendment No. 5, Form
           N-4, Registration No. 333-131035, filed August 3, 2007 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 11)  Incorporated by reference to Post-Effective Amendment No. 9, Form
           N-4, Registration No. 333-131035, filed December 18, 2007 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 12)  Incorporated by reference to Post-Effective Amendment No. 10,
           Form N-4, Registration No. 333-131035, filed April 15, 2008 on behalf of Pruco Life of New Jersey Flexible Premium variable Annuity Account.

(Note 13)  Incorporated by reference to Post-Effective Amendment No. 15,
           Form N-4, Registration No. 333-131035, filed October 31, 2008 on behalf of Pruco Life of New Jersey flexible Premium Variable Annuity Account.

(Note 14)  Incorporated by reference to Post-Effective Amendment No.18,
           Registration No. 333-131035 filed January 28, 2008 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 15)  Incorporated by reference to Post-Effective Amendment No. 22 to
           Form N-4, Registration 333-131035, filed on June 1, 2009 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 16)  Incorporated by reference to Post-Effective Amendment No. 23 to
           Form N-4 Registration 333-131035, filed on July 30, 2009 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 17)  Incorporated by reference to Post-Effective Amendment No. 24 to
           Form N-4 Registration 333-131035, filed on August 27, 2009 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 18)  Incorporated by reference to Post-Effective Amendment No. 26 to
           Form N-4 Registration 333-131035, filed on April 16, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 19)  Incorporated by reference to Post-Effective Amendment No. 27 to
           Form N-4 Registration 333-131035, filed on July 1, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 20)  Incorporated by reference to Post-Effective Amendment No. 31 to
           Form N-4 Registration No. 333-131035, filed December 8, 2011 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 21)  Incorporated by reference to Post-Effective Amendment No. 33 to
           Registration No. 333-131035, filed August 16, 2012 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 22)  Filed Herewith

ITEM 25.DIRECTORS AND OFFICERS OF THE DEPOSITOR (ENGAGED DIRECTLY OR INDIRECTLY IN REGISTRANT'S VARIABLE ANNUITY BUSINESS):

The directors and major officers of Pruco Life of New Jersey are listed below:


NAME AND PRINCIPAL BUSINESS ADDRESS    POSITION AND OFFICES WITH DEPOSITOR
-----------------------------------    --------------------------------------

John Chieffo                           Director
751 Broad Street
Newark, New Jersey 07102-3714

Joseph D. Emanuel                      Vice President, Chief Legal Officer,
One Corporate Drive                    and Secretary
Shelton, Connecticut 06484-6208

Robert M. Falzon                       Director and Treasurer
213 Washington Street
Newark, New Jersey J 07102-2992

Yanela C. Frias                        Vice President, Director,
213 Washington Street                  Chief Accounting Officer, and
Newark, New Jersey J 07102-2917        Chief Financial Officer

Sarah J. Hamid                          Senior Vice President, Chief Actuary,
213 Washington Street                   and Appointed Actuary
Newark, New Jersey 07102-2992

Bernard J. Jacob                       Director
213 Washington Street
Newark, New Jersey 07102-2992

Richard F. Lambert                     Director
751 Broad Street
Newark, New Jersey 07102-3714

James M. O'Connor                      Senior Vice President and Actuary
200 Wood Avenue South
Iselin, New Jersey 08830-2706

Robert F. O'Donnell                     Director, Chief Executive Officer,
One Corporate Drive                     and President
Shelton, Connecticut 06484-6208

Kent D. Sluyter                        Senior Vice President and Director
213 Washington Street
Newark, New Jersey 07102-2992


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant separate account may be deemed to be under common control (or where indicated, identical to) the following separate accounts that are sponsored either by the depositor or an insurer that is an affiliate of the depositor: The Prudential Discovery Premier Group Variable Contract Account, The Prudential Variable Appreciable Account, The Prudential Individual Variable Contract Account, The Prudential Variable Contract Account GI-2, The Prudential Qualified Individual Variable Contract Account, The Prudential Variable Contract Account-24, The Prudential Discovery Select Group Variable Annuity Contract Account (separate accounts of Prudential); the Pruco Life Flexible Premium Variable Annuity Account; the Pruco Life PRUvider Variable Appreciable Account; the Pruco Life Variable Universal Account, the Pruco Life Variable Insurance Account, the Pruco Life Variable Appreciable Account, the Pruco Life Single Premium Variable Life Account, the Pruco Life Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company ("Pruco Life"); the Pruco Life of New Jersey Flexible Premium Variable Annuity Account; the Pruco Life of New Jersey Variable Insurance Account, the Pruco Life of New Jersey Variable Appreciable Account, the Pruco Life of New Jersey Single Premium Variable Life Account, and the Pruco Life of New Jersey Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"). Pruco Life, a life insurance company organized under the laws of Arizona, is a direct wholly-owned subsidiary of The Prudential Insurance Company of America and an indirect wholly-owned subsidiary of Prudential Financial, Inc. Pruco Life of New Jersey, a life insurance company organized under the laws of New Jersey, is a direct wholly-owned subsidiary of Pruco Life, and an indirect wholly-owned subsidiary of Prudential Financial, Inc.

The subsidiaries of Prudential Financial Inc. ("PFI") are listed under Exhibit
21.1 of the Annual Report on Form 10-K of PFI (Registration No. 001-16707), filed in February 24, 2012, the text of which is hereby incorporated by reference. In addition to those subsidiaries, Prudential holds all of the voting securities of Prudential's Gibraltar Fund, Inc., a Maryland corporation, in three of its separate accounts. Prudential's Gibraltar Fund, Inc. is registered as an open-end, diversified, management investment company under the Investment Company Act of 1940 (the "Act"). The separate accounts listed above are registered as unit investment trusts under the Act. Registrant may also be deemed to be under common control with The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, and The Prudential Variable Account Contract Account-11, (separate accounts of The Prudential Insurance Company of America which are registered as open-end, diversified management investment companies).

ITEM 27. NUMBER OF CONTRACT OWNERS


As of December 31, 2012, there were 1,149 Qualified and 423 Non-Qualified Contract owners of the B share, 1,752 Qualified and 1,024 Non-Qualified Contract owners of the L share and 3,418 Qualified and 1,246 Non-Qualified Contract owners of the X share.


ITEM 28. INDEMNIFICATION

The Registrant, in conjunction with certain of its affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of such other affiliated trust or corporation, against any liability asserted against and incurred by him or her arising out of his or her position with such trust or corporation.

New Jersey, being the state of organization of Pruco Life Insurance Company of New Jersey ("PLNJ"), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of New Jersey law permitting indemnification can be found in
Section 14A:3-5 of the New Jersey Statutes Annotated. The text of PLNJ's By-law, Article V, which relates to indemnification of officers and directors, is incorporated by reference to Exhibit 1A(6)(c) to Form S-6 filed August 13, 1999 on behalf of the Pruco Life of New Jersey Variable Appreciable Account.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) Prudential Annuities Distributors, Inc. (PAD)

PAD serves as principal underwriter for variable annuities issued by each of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and Prudential Annuities Life Assurance Corporation. Each of those insurers is part of Prudential Annuities, a business unit of Prudential Financial, that primarily issues individual variable annuity contracts. The separate accounts of those insurance companies, through which the bulk of the variable annuities are issued, are the Pruco Life Flexible Premium Variable Annuity Account, the Pruco Life of New Jersey Flexible Premium Variable Annuity Account, and Prudential Annuities Life Assurance Corporation Variable Account B.

(b) Information concerning the directors and officers of PAD is set forth below:


                                        POSITIONS AND OFFICES
 NAME                                      WITH UNDERWRITER
 ----                                   ---------------------
 Timothy S. Cronin                      Senior Vice President
 One Corporate Drive
 Shelton, Connecticut 06484-6208
 213 Washington Street
 Newark, New Jersey 07102-2992

 Robert Falzon                          Treasurer
 751 Broad Street
 Newark, New Jersey 07102-3714

 Bruce Ferris                           Executive Vice President
 One Corporate Drive                    and Director
 Shelton, Connecticut
 06484-6208

 Yanela C. Frias                        Director
 751 Broad Street
 Newark, New Jersey 07102-3714

 George M. Gannon                       President, Chief
 2101 Welsh Road                        Executive Officer, Chief
 Dresher, Pennsylvania                  Operations Officer and
 19025-5001                             Director

 Jacob M. Herschler                     Senior Vice President
 One Corporate Drive                    and Director
 Shelton, Connecticut 06484-6208

 Patricia L. Kelley                     Senior Vice President,
 One Corporate Drive                    Chief Compliance Officer
 Shelton, Connecticut                   and Director
 06484-6208

 Steven P. Marenakos                    Senior Vice President
 One Corporate Drive                    and Director
 Shelton, Connecticut
 06484-6208

 Yvonne Rocco                           Senior Vice President
 213 Washington Street
 Newark, New Jersey
 07102-2992

 Steven Weinreb                         Chief Financial Officer
 213 Washington Street                  and Controller
 Newark, New Jersey 07102-2917

 William D. Wilcox                      Vice President,
 One Corporate Drive                    Secretary and Chief
 Shelton, Connecticut                   Legal Officer
 06484-6208



(c) Commissions received by PAD during 2012 with respect to all individual annuities issued by Pruco Life of New Jersey.



                                          NET UNDERWRITING
                                           DISCOUNTS AND   COMPENSATION ON  BROKERAGE
NAME OF PRINCIPAL UNDERWRITER               COMMISSIONS      REDEMPTION    COMMISSIONS COMPENSATION
-----------------------------             ---------------- --------------- ----------- ------------
Prudential Annuities Distributors, Inc.*    $106,497,788        $-0-          $-0-         $-0-


* PAD did not retain any of these commissions.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books or other documents required to be maintained by Section 31
(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through The Prudential Insurance Company of America, at its offices in Shelton, Connecticut and Fort Washington, Pennsylvania.

ITEM 31. MANAGEMENT SERVICES

Summary of any contract not discussed in Part A or Part B of the registration statement under which management-related services are provided to the Registrant--Not Applicable.

ITEM 32. UNDERTAKINGS

(a) Registrant undertakes to file a post-effective amendment to this Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

(c) Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Restrictions on withdrawal under Section 403(b) Contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the U.S. Securities and Exchange Commission to the American Council of Life Insurance on
November 28, 1988.

(e) Pruco Life Insurance Company of New Jersey hereby represents that the fees and charges deducted under the contracts described in this Registration Statement are in the aggregate reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Pruco Life Insurance Company of New Jersey.

                                  SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this post-effective amendment to be signed on its behalf in the City of Newark and the State of New Jersey on this 13th day of February 2013.


      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                                  REGISTRANT

                BY: PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                                   DEPOSITOR

/s/ Robert F. O'Donnell
-------------------------
Robert F. O'Donnell
President and Chief
Executive Officer

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                                   DEPOSITOR

By:  /s/ Robert F. O'Donnell
     -------------------------
     Robert F. O'Donnell
     President and Chief
     Executive Officer

                                  SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.


SIGNATURE                         TITLE                    DATE
---------             -----------------------------  ------------------

Robert F. O'Donnell*  Chief Executive Officer,       February 13, 2013
--------------------- President and Director
Robert F. O'Donnell

                      Chief Financial Officer,       February 13, 2013
Yanela C. Frias*      Chief Accounting Officer,
--------------------- Vice President and Director
Yanela C. Frias

Kent D. Sluyter*      Director                       February 13, 2013
---------------------
Kent D. Sluyter

Robert M. Falzon*     Director                       February 13, 2013
---------------------
Robert M. Falzon

--------------------- Director
John Chieffo

Bernard J. Jacob*     Director                       February 13, 2013
---------------------
Bernard J. Jacob

Richard F. Lambert*   Director                       February 13, 2013
---------------------
Richard F. Lambert


By:/s/ Lynn K. Stone
-------------------------
Lynn K. Stone

* Executed by Lynn K. Stone on behalf of those indicated pursuant to Power of Attorney.

                                   EXHIBITS

(b)10    Written Consent of Independent Registered Public Accounting Firm


13(d)    Power of Attorney for Kent D. Sluyter

(e)      Power of Attorney for Richard F. Lambert

(f)      Power of Attorney for Yanela C. Frias